Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 47.1% ) Value
Communications Services (2.6%)
28,788 Activision Blizzard, Inc.
a
$ 1,712,310
7,337 Alphabet, Inc., Class A
a
8,525,227
1,696 Alphabet, Inc., Class C
a
1,972,126
28,074 AMC Entertainment Holdings, Inc.
b
88,714
2,132 AMC Networks, Inc.
a
51,829
8,871 AT&T, Inc. 258,590
15,600 Auto Trader Group plc
c
84,299
681 Boingo Wireless, Inc.
a
7,225
1,027 Carsales.com, Ltd. 7,379
9,653 CenturyLink, Inc. 91,317
4,829 Cinemark Holdings, Inc. 49,208
59,786 Comcast Corporation 2,055,443
2,673 Consolidated Communications
Holdings, Inc. 12,162
3,350 Discovery, Inc., Class A
a,b
65,124
20,937 DISH Network Corporation
a
418,531
4,210 EchoStar Corporation
a
134,594
22,707 Facebook, Inc.
a
3,787,528
16,881 Gannett Company, Inc. 24,984
770 Hemisphere Media Group, Inc.
a
6,576
8,000 HKT Trust and HKT, Ltd. 10,880
5,831 Interpublic Group of Companies, Inc. 94,404
280 Ipsos SA 5,810
7,914 Lions Gate Entertainment
Corporation, Class A
a
48,117
6,297 Lions Gate Entertainment
Corporation, Class B
a
35,137
46,056 Live Nation Entertainment, Inc.
a,b
2,093,706
7,838 Mediaset Espana Comunicacion SA 28,620
11,919 Meredith Corporation
b
145,650
1,083 News Corporation, Class B 9,736
935 Orange SA 11,320
61,995 ORBCOMM, Inc.
a
151,268
78,317 QuinStreet, Inc.
a
630,452
681 Rightmove plc 4,107
5,750 RingCentral, Inc.
a
1,218,483
342 Roku, Inc.
a
29,918
1,317 Scholastic Corporation 33,570
3,581 Seven West Media, Ltd.
a
174
1,700 Sinclair Broadcast Group, Inc. 27,336
2,700 SoftBank Corporation 34,394
400 SoftBank Group Corporation 14,161
12,278 Take-Two Interactive Software, Inc.
a
1,456,294
15,347 Tegna, Inc. 166,668
50,562 Telecom Italia SPA 20,466
4,855 Telefonica SA 22,096
725 Telephone & Data Systems, Inc. 12,151
2,800 TV Asahi Holdings Corporation 42,436
20,859 Twitter, Inc.
a
512,297
31,299 Uber Technologies, Inc.
a
873,868
62,848 Verizon Communications, Inc. 3,376,823
12,695 ViacomCBS, Inc. 177,857
3,442 Vodafone Group plc 4,762
6,820 Walt Disney Company 658,812
630 Wolters Kluwer NV 44,594
15,894 Zillow Group, Inc.
a
539,919
Total 31,889,452
Consumer Discretionary (5.1%)
2,757 Abercrombie & Fitch Company
b
25,061
4,065 Adient plc
a
36,870
12,934 Alibaba Group Holding, Ltd. ADR
a
2,515,404
7,455 Amazon.com, Inc.
a
14,535,163
1,381 American Axle & Manufacturing
Holdings, Inc.
a
4,985
10,949 American Eagle Outfitters, Inc. 87,045
Shares Common Stock (47.1%) Value
Consumer Discretionary (5.1%) - continued
678 American Public Education, Inc.
a
$ 16,225
300 AOKI Holdings, Inc. 2,009
600 Aoyama Trading Company, Ltd. 5,133
12,719 Aptiv plc 626,284
8,192 At Home Group, Inc.
a
16,548
500 Autobacs Seven Company, Ltd. 5,755
604 AutoZone, Inc.
a
510,984
1,416 Beazer Homes USA, Inc.
a
9,119
22,498 Bed Bath & Beyond, Inc.
b
94,717
561 Berkeley Group Holdings plc 25,039
2,637 Big Lots, Inc. 37,498
393 Booking Holdings, Inc.
a
528,711
366 Boyd Gaming Corporation 5,278
200 Bridgestone Corporation 6,122
14,908 Bright Horizons Family Solutions,
Inc.
a
1,520,616
13,352 Burlington Stores, Inc.
a
2,115,758
1,767 Caleres, Inc. 9,188
2,309 Carnival Corporation 30,410
2,101 Century Casinos, Inc.
a
5,063
16,747 Chico's FAS, Inc. 21,604
4,585 Chipotle Mexican Grill, Inc.
a
3,000,424
400 Chiyoda Company, Ltd. 4,304
651 Churchill Downs, Inc. 67,020
6,200 Citizen Watch Company, Ltd. 21,875
77,451 Cooper-Standard Holdings, Inc.
a
795,422
53,340 Crocs, Inc.
a
906,247
4,107 Culp, Inc. 30,228
15,176 D.R. Horton, Inc. 515,984
4,484 Dana, Inc. 35,020
3,000 Denso Corporation 95,863
62,065 Designer Brands, Inc. 309,084
4,171 Domino's Pizza, Inc. 1,351,696
36,075 Duluth Holdings, Inc.
a,b
144,661
4,492 Eldorado Resorts, Inc.
a
64,685
8,099 Emerald Holding, Inc 20,976
3,469 Ethan Allen Interiors, Inc. 35,453
31,557 Etsy, Inc.
a
1,213,051
200 Exedy Corporation 2,944
4,681 Express, Inc.
a
6,975
4,508 Extended Stay America, Inc. 32,953
27,218 Five Below, Inc.
a
1,915,603
7,619 Foot Locker, Inc. 167,999
13,960 Fossil, Inc.
a
45,928
8,000 Galaxy Entertainment Group, Ltd. 42,135
15,346 GameStop Corporation
a
53,711
8,290 Garrett Motion, Inc.
a
23,709
8,776 Genuine Parts Company 590,888
7,472 Goodyear Tire & Rubber Company 43,487
6,014 Grand Canyon Education, Inc.
a
458,778
147 Group 1 Automotive, Inc. 6,506
2,461 GrubHub, Inc.
a
100,237
2,413 Hertz Global Holdings, Inc.
a
14,912
21,016 Home Depot, Inc. 3,923,897
1,449 Hooker Furniture Corporation 22,619
568 Industria de Diseno Textil SA 14,719
10,970 Knoll, Inc. 113,210
5,336 L Brands, Inc. 61,684
5,738 Lear Corporation 466,212
22,890 Lowe's Companies, Inc. 1,969,684
4,485 Lululemon Athletica, Inc.
a
850,132
1,580 Lumber Liquidators Holdings, Inc.
a
7,410
12,674 Macy's, Inc.
b
62,229
312 Madison Square Garden Company
a
65,960
3,699 Marcus Corporation 45,572

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (47.1%) Value
Consumer Discretionary (5.1%) - continued
382 Marriott Vacations Worldwide
Corporation $ 21,232
27,752 Mattel, Inc.
a
244,495
3,706 McDonald's Corporation 612,787
18,914 Michaels Companies, Inc.
a
30,641
3,383 Modine Manufacturing Company
a
10,995
3,210 Mohawk Industries, Inc.
a
244,730
5,781 Moneysupermarket.com Group plc 21,483
45,637 Movado Group, Inc. 539,429
954 Netflix, Inc.
a
358,227
496 Newell Brands, Inc. 6,587
2,100 NHK Spring Company, Ltd. 13,698
24,054 NIKE, Inc. 1,990,228
900 Nissan Motor Company, Ltd. 3,011
1,359 Norwegian Cruise Line Holdings,
Ltd.
a
14,895
655 NVR, Inc.
a
1,682,767
15,818 Office Depot, Inc. 25,942
26,530 Ollie's Bargain Outlet Holdings, Inc.
a,b
1,229,400
400 Onward Holdings Company, Ltd. 1,758
13,386 Oxford Industries, Inc. 485,376
7,295 Park Hotels & Resorts, Inc. 57,703
400 Park24 Company, Ltd. 5,897
8,805 Party City Holdco, Inc.
a
4,035
15,748 Penn National Gaming, Inc.
a
199,212
50,748 Planet Fitness, Inc.
a
2,471,428
90,473 Playa Hotels and Resorts NV
a
158,328
300 PLENUS Company, Ltd.
b
5,130
535 PVH Corporation 20,137
15,415 Qurate Retail, Inc.
a
94,109
35,035 Red Rock Resorts, Inc. 299,549
3,621 Redrow plc 16,051
6,559 RH
a
658,983
500 Rinnai Corporation 35,245
2,644 Ruth's Hospitality Group, Inc. 17,662
5,048 Sally Beauty Holdings, Inc.
a
40,788
900 Sangetsu Company, Ltd. 13,321
400 SHIMAMURA Company, Ltd. 24,174
3,428 Signet Jewelers, Ltd. 22,111
6,181 Six Flags Entertainment Corporation 77,510
12,823 Skyline Corporation
a
201,065
15,080 Sony Corporation ADR 892,434
8,142 Standard Motor Products, Inc. 338,463
9,400 Sumitomo Electric Industries, Ltd. 98,211
200 Sumitomo Forestry Company, Ltd. 2,553
5,100 Sumitomo Rubber Industries, Ltd. 47,903
392 Super Retail Group, Ltd. 1,121
6,513 Tailored Brands, Inc. 11,333
100 Takara Standard Company, Ltd. 1,529
391 Tapestry, Inc. 5,063
7,901 Taylor Morrison Home Corporation
a
86,911
13,608 Taylor Wimpey plc 19,581
7,875 Tenneco, Inc.
a
28,350
43,109 Texas Roadhouse, Inc. 1,780,402
2,301 Thor Industries, Inc. 97,056
10,018 TJX Companies, Inc. 478,961
526 Toll Brothers, Inc. 10,125
900 Toyoda Gosei Company, Ltd. 15,317
14,009 Tupperware Brands Corporation 22,695
5,514 Ulta Beauty, Inc.
a
968,810
200 United Arrows, Ltd. 3,008
2,430 Urban Outfitters, Inc.
a
34,603
4,858 Vail Resorts, Inc. 717,575
133 Williams-Sonoma, Inc. 5,655
16,332 Wingstop, Inc. 1,301,660
4,965 Workhorse Group, Inc.
a,b
8,987
Shares Common Stock (47.1%) Value
Consumer Discretionary (5.1%) - continued
1,728 Wynn Resorts, Ltd. $ 104,008
31,869 Zumiez, Inc.
a
551,971
Total 62,113,079
Consumer Staples (1.7%)
414 Andersons, Inc. 7,763
797 Anheuser-Busch InBev NV 35,203
500 Arcs Company, Ltd. 8,983
6,450 B&G Foods, Inc. 116,681
129 Beyond Meat, Inc.
a
8,591
7,380 BJ's Wholesale Club Holdings, Inc.
a
187,969
635 Carlsberg AS 71,488
18,560 Casey's General Stores, Inc. 2,459,014
1,928 Central Garden & Pet Company
a
53,020
24,230 Coca-Cola Company 1,072,178
11,420 Colgate-Palmolive Company 757,831
1,779 Costco Wholesale Corporation 507,246
133,430 Cott Corporation 1,208,876
3,014 Edgewell Personal Care Company
a
72,577
513 Energizer Holdings, Inc. 15,518
671 ForFarmers BV 4,174
158 Glanbia plc 1,720
78,625 Hain Celestial Group, Inc.
a
2,041,891
15,179 John B. Sanfilippo & Son, Inc. 1,357,003
400 Kewpie Corporation 8,006
4,790 Kimberly-Clark Corporation 612,497
2 Lindt & Spruengli AG 16,787
86 L'Oreal SA 22,258
100 Ministop Company, Ltd. 1,349
12,709 Monster Beverage Corporation
a
715,008
1,795 Nestle SA 183,750
6,924 PepsiCo, Inc. 831,572
23,338 Philip Morris International, Inc. 1,702,740
9,963 Procter & Gamble Company 1,095,930
166 Reckitt Benckiser Group plc 12,645
1,169 Seneca Foods Corporation
a
46,503
27,641 Simply Good Foods Company
a
532,366
2,433 Sprouts Farmers Markets, Inc.
a
45,229
900 Sugi Holdings Company, Ltd. 48,194
2,300 Sundrug Company, Ltd. 73,702
2,785 TreeHouse Foods, Inc.
a
122,958
83,016 Turning Point Brands, Inc. 1,752,468
799 Unilever NV 39,272
6,651 United Natural Foods, Inc.
a
61,056
3,221 Vector Group, Ltd. 30,342
24,014 Wal-Mart Stores, Inc. 2,728,471
Total 20,670,829
Energy (0.9%)
7,965 Abraxas Petroleum Corporation
a
964
27,501 Antero Midstream Corporation
b
57,752
717 Apache Corporation 2,997
53,063 Archrock, Inc. 199,517
37,929 BP plc ADR 925,088
64,452 Callon Petroleum Company
a
35,313
10,057 Centennial Resource Development,
Inc.
a
2,645
13,802 Chevron Corporation 1,000,093
20,565 Cimarex Energy Company 346,109
10,050 Concho Resources, Inc. 430,643
10,290 ConocoPhillips 316,932
17,787 Continental Resources, Inc.
b
135,893
9,052 Core Laboratories NV 93,598
6,240 Devon Energy Corporation 43,118
9,196 Diamond Offshore Drilling, Inc.
a,b
16,829
11,765 Diamondback Energy, Inc. 308,243

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (47.1%) Value
Energy (0.9%) - continued
2,118 Eni SPA $ 21,048
19,390 EnLink Midstream, LLC 21,329
26,477 Enterprise Products Partners, LP 378,621
5,657 EOG Resources, Inc. 203,200
16,491 EQT Corporation 116,591
7,678 Equitrans Midstream Corporation 38,620
115,140 Euronav NV 1,298,779
685 Evolution Petroleum Corporation 1,788
6,246 Exterran Corporation
a
29,981
13,258 Exxon Mobil Corporation 503,406
9,242 Frank's International NV
a
23,937
73 Gaztransport Et Technigaz SA 5,256
20,227 Gran Tierra Energy, Inc.
a
5,071
42,292 Halliburton Company 289,700
9,882 Helmerich & Payne, Inc. 154,653
20,000 JXTG Holdings, Inc. 68,148
7,752 Liberty Oilfield Services, Inc. 20,853
88,772 Marathon Oil Corporation 292,060
22,950 Marathon Petroleum Corporation 542,079
36,238 Nabors Industries, Ltd. 14,136
20,418 NexTier Oilfield Solutions, Inc.
a
23,889
94,842 Nine Energy Service, Inc.
a
76,661
8,953 Oceaneering International, Inc.
a
26,322
2,192 Oil States International, Inc.
a
4,450
153 OMV AG 4,187
2,632 ONEOK, Inc. 57,404
62,277 Patterson-UTI Energy, Inc. 146,351
4,200 PDC Energy, Inc.
a
26,082
4,767 Peabody Energy Corporation 13,824
1,416 Penn Virginia Corporation
a
4,375
9,322 Pioneer Natural Resources Company 653,938
5,439 Plains GP Holdings, LP 30,513
2,748 ProPetro Holding Corporation
a
6,870
113,427 QEP Resources, Inc. 37,941
3,759 Royal Dutch Shell plc, Class A 65,308
6,057 Royal Dutch Shell plc, Class B 101,600
8,965 RPC, Inc. 18,468
5,817 Schlumberger, Ltd. 78,471
37,802 SEACOR Holdings, Inc.
a
1,019,142
37,268 Southwestern Energy Company
a
62,983
51,655 Talos Energy, Inc.
a
297,016
3,465 Targa Resources Corporation 23,943
489 Total SA 18,425
592 TransCanada Energy Corporation 26,313
63,824 Transocean, Ltd.
a,b
74,036
54,527 WPX Energy, Inc.
a
166,307
Total 11,009,809
Financials (6.3%)
137 1st Source Corporation 4,443
3,400 AB Industrivarden 65,102
20,940 Aflac, Inc. 716,986
7,530 AG Mortgage Investment Trust, Inc. 20,632
2,400 AIA Group, Ltd. 21,491
29,951 Air Lease Corporation 663,115
1,136 Alleghany Corporation 627,470
886 Allianz SE 150,884
37,925 Ally Financial, Inc. 547,258
1,045 American Equity Investment Life
Holding Company 19,646
10,458 American Express Company 895,309
25,655 American Financial Group, Inc. 1,797,902
15,660 American International Group, Inc. 379,755
4,018 Ameriprise Financial, Inc. 411,765
19,932 Ameris Bancorp 473,584
1,617 Aon plc 266,870
Shares Common Stock (47.1%) Value
Financials (6.3%) - continued
1,069 Argo Group International Holdings,
Ltd. $ 39,617
461 ARMOUR Residential REIT, Inc. 4,061
12,146 Arthur J. Gallagher & Company 990,020
1,847 Artisan Partners Asset Management,
Inc. 39,692
11,559 Associated Banc-Corp 147,840
99,102 Assured Guaranty, Ltd. 2,555,841
707 Baloise Holding AG 92,173
9,010 Bank Leumi Le-Israel BM 49,681
177,536 Bank of America Corporation 3,769,089
1,580 Bank of Marin Bancorp 47,400
1,183 Bank of Montreal 59,734
30,978 Bank of N.T. Butterfield & Son, Ltd. 527,555
4,805 Bank of New York Mellon Corporation 161,832
3,849 BankFinancial Corporation 33,910
3,783 BankUnited, Inc. 70,742
8,688 Banner Corporation 287,052
5,298 Berkshire Hathaway, Inc.
a
968,633
1,690 BlackRock, Inc. 743,549
1,026 BOK Financial Corporation 43,667
25,451 Boston Private Financial Holdings,
Inc. 181,975
65,101 Bridgewater Bancshares, Inc.
a
634,735
3,386 Brighthouse Financial, Inc.
a
81,840
45,558 BrightSphere Investment Group 291,116
1,553 Brown & Brown, Inc. 56,250
2,423 Byline Bancorp, Inc. 25,127
950 Cadence Bancorporation 6,222
17,467 Capital One Financial Corporation 880,686
10,053 Cboe Global Markets, Inc. 897,230
43,790 Charles Schwab Corporation 1,472,220
6,240 Chubb, Ltd. 696,946
7,376 CI Financial Corporation 73,220
4,290 Cincinnati Financial Corporation 323,680
9,205 CIT Group, Inc. 158,878
49,436 Citigroup, Inc. 2,082,244
20,216 Citizens Financial Group, Inc. 380,263
1,173 CME Group, Inc. 202,823
369 CNP Assurances 3,573
8,132 Cohen & Steers, Inc. 369,599
34,077 Comerica, Inc. 999,819
1,324 Commonwealth Bank of Australia 49,955
402 Community Bank System, Inc. 23,638
10,655 Community Trust Bancorp, Inc. 338,722
11,254 Cullen/Frost Bankers, Inc. 627,861
5,300 DBS Group Holdings, Ltd. 69,155
260 Deutsche Boerse AG 35,720
2,592 Deutsche Pfandbriefbank AG
c
19,567
289 Diamond Hill Investment Group, Inc. 26,079
7,923 Discover Financial Services 282,613
5,347 DnB ASA 59,571
3,592 Ellington Residential Mortgage REIT 19,038
5,440 Enstar Group, Ltd.
a
865,232
1,894 Enterprise Financial Services
Corporation 52,862
16,568 Essent Group, Ltd. 436,401
1,276 Euronext NV
c
93,956
236,136 Everi Holdings, Inc.
a
779,249
1,616 FBL Financial Group, Inc. 75,419
707 Federal Agricultural Mortgage
Corporation 39,330
10,967 Fifth Third Bancorp 162,860
4,926 Financial Institutions, Inc. 89,358
2,683 First American Financial Corporation 113,786
755 First Bancshares, Inc. 14,398

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (47.1%) Value
Financials (6.3%) - continued
12,251 First Busey Corporation $ 209,615
1,123 First Citizens BancShares, Inc. 373,813
15,015 First Defiance Financial Corporation 221,321
3,777 First Financial Corporation 127,360
52,881 First Interstate BancSystem, Inc. 1,525,088
424 First Mid-Illinois Bancshares, Inc. 10,066
5,119 First Midwest Bancorp, Inc. 67,750
486 First of Long Island Corporation 8,432
10,215 First Republic Bank 840,490
13,682 FlexiGroup, Ltd. 6,324
2,434 Goldman Sachs Group, Inc. 376,272
9,616 Great Southern Bancorp, Inc. 388,486
9,313 Great Western Bancorp, Inc. 190,730
26,296 Hamilton Lane, Inc. 1,454,432
2,354 Hancock Whitney Corporation 45,950
828 Hanmi Financial Corporation 8,984
4,127 Hanover Insurance Group, Inc. 373,824
28,806 Hartford Financial Services Group,
Inc. 1,015,123
34,141 Heartland Financial USA, Inc. 1,031,058
105,764 Heritage Commerce Corporation 811,210
827 Heritage Financial Corporation 16,540
6,816 Hometrust Bancshares, Inc. 108,511
7,742 Horizon Bancorp, Inc. 76,336
12,722 Houlihan Lokey, Inc. 663,071
3,939 HSBC Holdings plc 22,113
9,238 Independent Bank Corporation 118,893
29,550 Interactive Brokers Group, Inc. 1,275,673
7,297 Intercontinental Exchange, Inc. 589,233
2,125 International Bancshares
Corporation 57,120
21,083 Israel Discount Bank, Ltd. 61,475
17,234 J.P. Morgan Chase & Company 1,551,577
470 Janus Henderson Group plc 7,200
16,139 Kemper Corporation 1,200,257
92,172 KeyCorp 955,824
171 L E Lundbergforetagen AB 6,932
3,250 Lakeland Bancorp, Inc. 35,132
1,346 Laurentian Bank of Canada 29,229
4,043 Loews Corporation 140,818
6,707 M&T Bank Corporation 693,705
5,442 Manulife Financial Corporation 68,330
974 Markel Corporation
a
903,765
1,678 Marsh & McLennan Companies, Inc. 145,080
2,151 Mercantile Bank Corporation 45,537
15,119 Meridian Bancorp, Inc. 169,635
18,220 MetLife, Inc. 556,985
11,570 MidWestOne Financial Group, Inc. 242,276
457 Mizrahi Tefahot Bank, Ltd. 8,411
27,050 Morgan Stanley 919,700
144 Morningstar, Inc. 16,740
2,145 Mr. Cooper Group, Inc.
a
15,723
4,572 MSCI, Inc. 1,321,125
442 National Bank of Canada 17,083
97 National Western Life Group, Inc. 16,684
3,241 Natixis 10,320
873 NBT Bancorp, Inc. 28,276
9,642 Northern Trust Corporation 727,585
3,667 Northwest Bancshares, Inc. 42,427
1,761 OFG Bancorp 19,688
1,254 Old Republic International
Corporation 19,123
3,679 Old Second Bancorp, Inc. 25,422
339 Onex Corporation 12,408
3,120 PacWest Bancorp 55,910
411 Paragon Banking Group plc 1,681
Shares Common Stock (47.1%) Value
Financials (6.3%) - continued
352 Pargesa Holding SA $ 23,240
250 Park National Corporation 19,410
7,328 PCSB Financial Corporation 102,519
471 Peapack-Gladstone Financial
Corporation 8,454
1,524 Peoples Bancorp, Inc. 33,757
5,740 PNC Financial Services Group, Inc. 549,433
31,222 Popular, Inc. 1,092,770
1,403 Power Corporation of Canada 22,571
11,892 Primerica, Inc. 1,052,204
62,918 Prosight Global, Inc.
a
613,450
1,282 Provident Financial Services, Inc. 16,487
4,522 Prudential Financial, Inc. 235,777
7,717 QCR Holdings, Inc. 208,899
30,028 Radian Group, Inc. 388,863
34,611 Raymond James Financial, Inc. 2,187,415
596 Ready Capital Corporation 4,303
6,051 Reinsurance Group of America, Inc. 509,131
5,521 Renasant Corporation 120,579
761 Royal Bank of Canada 47,137
8,356 S&P Global, Inc. 2,047,638
1,151 Safety Insurance Group, Inc. 97,179
2,055 Sandy Spring Bancorp, Inc. 46,525
15,354 Santander Consumer USA Holdings,
Inc.
b
213,574
70,080 Seacoast Banking Corporation of
Florida
a
1,283,165
13,427 SEI Investments Company 622,207
681 Selective Insurance Group, Inc. 33,846
500 Senshu Ikeda Holdings, Inc. 754
1,000 Singapore Exchange, Ltd. 6,440
3,361 SLM Corporation 24,166
20,013 Spirit of Texas Bancshares, Inc.
a
206,934
342 Starwood Property Trust, Inc. 3,506
32,953 State Auto Financial Corporation 915,764
2,715 Sun Life Financial, Inc. 87,336
9,278 SVB Financial Group
a
1,401,720
289 Swiss Life Holding AG 97,002
77,740 Synovus Financial Corporation 1,365,114
8,845 T. Rowe Price Group, Inc. 863,714
255 TCF Financial Corporation 5,778
1,540 Territorial Bancorp, Inc. 37,807
10,396 TMX Group, Ltd. 773,956
171 Topdanmark AS 6,862
4,751 Toronto-Dominion Bank 201,984
7,730 TPG RE Finance Trust, Inc. 42,438
3,143 TriCo Bancshares 93,724
26,258 Triumph Bancorp, Inc.
a
682,708
11,638 TrustCo Bank Corporation 62,962
26,610 U.S. Bancorp 916,715
248 UMB Financial Corporation 11,502
2,155 Umpqua Holdings Corporation 23,490
528 Univest Financial Corporation 8,617
39 Virtus Investment Partners, Inc. 2,968
2,448 Washington Trust Bancorp, Inc. 89,499
15,800 Webster Financial Corporation 361,820
4,768 Wells Fargo & Company 136,842
3,670 WesBanco, Inc. 86,979
636 Westamerica Bancorporation 37,384
22,710 Western Alliance Bancorp 695,153
170 Westwood Holdings Group, Inc. 3,113
18,933 Wintrust Financial Corporation 622,138
58,296 Zions Bancorporations NA 1,560,001
Total 76,890,820

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (47.1%) Value
Health Care (7.5%)
9,400 Abbott Laboratories $ 741,754
1,879 AbbVie, Inc. 143,161
401 Acceleron Pharma, Inc.
a
36,038
6,200 ADMA Biologics, Inc.
a
17,856
2,966 Aduro Biotech, Inc.
a
8,127
15,757 Aerie Pharmaceuticals, Inc.
a,b
212,719
2,654 Agenus, Inc.
a
6,502
3,471 Agile Therapeutics, Inc.
a
6,456
13,652 Agilent Technologies, Inc. 977,756
22,272 Agios Pharmaceuticals, Inc.
a,b
790,211
1,792 Akebia Therapeutics, Inc.
a
13,583
6,812 Alexion Pharmaceuticals, Inc.
a
611,649
3,429 Align Technology, Inc.
a
596,475
3,068 Alkermes plc
a
44,241
3,373 AmerisourceBergen Corporation 298,510
4,565 Amgen, Inc. 925,462
3,239 AnaptysBio, Inc.
a
45,767
2,461 Anavex Life Sciences Corporation
a
7,752
5,674 Arena Pharmaceuticals, Inc.
a
238,308
1,983 Argenx SE ADR
a
261,221
794 Assembly Biosciences, Inc.
a
11,775
1,696 Atara Biotherapeutics, Inc.
a
14,433
706 Athenex, Inc.
a
5,464
78 Atrion Corporation 50,700
457 AVROBIO, Inc.
a
7,111
41,744 Axonics Modulation Technologies,
Inc.
a,b
1,060,715
383 Axsome Therapeutics, Inc.
a
22,532
24,036 Bausch Health Companies, Inc.
a
372,558
1,180 Becton, Dickinson and Company 271,129
3,476 Biogen, Inc.
a
1,099,737
8,629 Biohaven Pharmaceutical Holding
Company, Ltd.
a
293,645
7,513 BioMarin Pharmaceutical, Inc.
a
634,849
1,798 Bio-Rad Laboratories, Inc.
a
630,307
12,459 Bio-Techne Corporation 2,362,476
1,335 Bluebird Bio, Inc.
a
61,357
261 Blueprint Medicines Corporation
a
15,263
641 Bruker Corporation 22,986
73,520 Catalent, Inc.
a
3,819,364
1,867 CEL-SCI Corporation
a
21,545
23,120 Centene Corporation
a
1,373,559
3,468 Charles River Laboratories
International, Inc.
a
437,696
760 Chemed Corporation 329,232
5,887 Cigna Holding Company 1,043,059
1,990 Clovis Oncology, Inc.
a
12,656
3,237 Community Health Systems, Inc.
a
10,812
8,997 CryoLife, Inc.
a
152,229
928 CSL, Ltd. 168,220
28,389 CVS Health Corporation 1,684,319
1,572 CytomX Therapeutics, Inc.
a
12,057
2,027 Danaher Corporation 280,557
425 Deciphera Pharmaceuticals, Inc.
a
17,497
8,382 Dexcom, Inc.
a
2,257,021
4,532 Dynavax Technologies Corporation
a
15,998
11,744 Edwards Lifesciences Corporation
a
2,215,153
1,658 Encompass Health Corporation 106,162
5,262 Endo International plc
a
19,469
12,371 Gilead Sciences, Inc. 924,856
9,821 GlaxoSmithKline plc 184,282
448 Global Blood Therapeutics, Inc.
a
22,888
1,131 Grifols SA 37,840
36,021 Guardant Health, Inc.
a
2,507,062
64,376 Halozyme Therapeutics, Inc.
a
1,158,124
6,966 HCA Healthcare, Inc. 625,895
Shares Common Stock (47.1%) Value
Health Care (7.5%) - continued
751 HealthStream, Inc.
a
$ 17,986
5,868 Hill-Rom Holdings, Inc. 590,321
4,335 Humana, Inc. 1,361,277
14,971 iBio, Inc.
a
15,869
13,924 ImmunoGen, Inc.
a
47,481
11,939 Immunomedics, Inc.
a
160,938
1,151 Insmed, Inc.
a
18,451
18,464 Inspire Medical Systems, Inc.
a
1,113,010
5,457 Insulet Corporation
a
904,116
462 Intra-Cellular Therapies, Inc.
a
7,101
5,520 Intuitive Surgical, Inc.
a
2,733,559
1,044 Invitae Corporation
a
14,271
1,583 Iovance Biotherapeutics, Inc.
a
47,387
4,125 IQVIA Holding, Inc.
a
444,923
4,961 Jazz Pharmaceuticals, Inc.
a
494,810
29,238 Johnson & Johnson 3,833,979
3,584 Kadmon Holdings, Inc.
a
15,017
200 KYORIN Holdings, Inc. 4,084
1,948 Laboratory Corporation of America
Holdings
a
246,208
34,186 LHC Group, Inc.
a
4,792,877
5,258 Ligand Pharmaceuticals, Inc.
a,b
382,362
72 LNA Sante 3,008
1,686 MacroGenics, Inc.
a
9,813
30,725 Medtronic plc 2,770,781
34,003 Merck & Company, Inc. 2,616,191
1,041 Mersana Therapeutics, Inc.
a
6,069
2,361 Mesa Laboratories, Inc.
b
533,798
164 Mirati Therapeutics, Inc.
a
12,607
3,371 Molina Healthcare, Inc.
a
470,962
435 Momenta Pharmaceuticals, Inc.
a
11,832
1,831 Myovant Sciences, Ltd.
a
13,824
987 Myriad Genetics, Inc.
a
14,124
31,939 Natera, Inc.
a
953,699
4,515 National Healthcare Corporation 323,861
5,555 Nektar Therapeutics
a
99,157
13,537 Neurocrine Biosciences, Inc.
a
1,171,627
7,236 Nevro Corporation
a
723,455
3,455 Novartis AG 285,033
3,397 Novo Nordisk AS 202,856
99,998 Optinose, Inc.
a
448,991
2,099 Orthifix Medical, Inc.
a
58,793
6,077 PerkinElmer, Inc. 457,477
37,389 Pfizer, Inc. 1,220,377
1,298 Portola Pharmaceuticals, Inc.
a
9,255
4,123 PRA Health Sciences, Inc.
a
342,374
1,492 Precision BioSciences, Inc.
a
8,997
1,286 Prothena Corporation plc
a
13,760
1,304 Puma Biotechnology, Inc.
a
11,006
1,459 Quest Diagnostics, Inc. 117,158
462 Reata Pharmaceuticals, Inc.
a
66,685
1,306 Recordati SPA 55,025
9,797 Repligen Corporation
a
945,802
6,986 ResMed, Inc. 1,028,968
4,755 Rite Aid Corporation
a
71,325
918 Roche Holding AG 295,359
3,202 Sage Therapeutics, Inc.
a
91,961
3,743 Sarepta Therapeutics, Inc.
a
366,140
11 Siegfried Holding AG 4,427
22,484 Silk Road Medical, Inc.
a,b
707,796
269 Sonova Holding AG 47,967
6,113 Spectrum Pharmaceuticals, Inc.
a
14,243
4,002 Stryker Corporation 666,293
565 Surmodics, Inc.
a
18,826
33,783 Syneos Health, Inc.
a
1,331,726
27,892 Tactile Systems Technology, Inc.
a
1,120,143

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (47.1%) Value
Health Care (7.5%) - continued
700 Takeda Pharmaceutical Company,
Ltd. $ 21,314
379 Teladoc Health, Inc.
a
58,749
8,294 Teleflex, Inc. 2,428,981
5,817 Tenet Healthcare Corporation
a
83,765
9,889 Thermo Fisher Scientific, Inc. 2,804,520
1,588 Tilray, Inc.
a,b
10,925
100 Tsumura & Company 2,550
1,043 U.S. Physical Therapy, Inc. 71,967
1,592 United Therapeutics Corporation
a
150,961
5,225 UnitedHealth Group, Inc. 1,303,011
5,624 Universal Health Services, Inc. 557,226
2,432 Varian Medical Systems, Inc.
a
249,669
29,624 Veeva Systems, Inc.
a
4,632,305
12,975 Vertex Pharmaceuticals, Inc.
a
3,087,401
2,585 Viking Therapeutics, Inc.
a
12,098
1,555 Waters Corporation
a
283,088
892 West Pharmaceutical Services, Inc. 135,807
78,549 Wright Medical Group NV
a
2,250,429
3,264 Zimmer Biomet Holdings, Inc. 329,925
37,216 Zoetis, Inc. 4,379,951
Total 92,202,377
Industrials (6.3%)
1,073 3M Company 146,475
14,189 A.O. Smith Corporation 536,486
1,038 Aalberts NV 24,868
2,534 AECOM
a
75,640
2,195 Aegion Corporation
a
39,356
21,018 Aerojet Rocketdyne Holdings, Inc.
a
879,183
61 Aeroports de Paris SA 5,893
35,856 AGCO Corporation 1,694,196
102,121 Altra Industrial Motion Corporation 1,786,096
6,125 American Airlines Group, Inc.
b
74,664
18,297 AMETEK, Inc. 1,317,750
36,297 Arcosa, Inc. 1,442,443
43,179 ASGN, Inc.
a
1,525,082
2,017 Assa Abloy AB 37,655
2,977 Atlas Air Worldwide Holdings, Inc.
a
76,420
2,717 Atlas Copco AB, Class A 90,352
1,070 Atlas Copco AB, Class B 31,126
2,944 Avis Budget Group, Inc.
a
40,922
13,768 AZZ, Inc. 387,156
877 Bloom Energy Corporation
a
4,587
7,242 Boeing Company 1,080,072
19,586 BWX Technologies, Inc. 954,034
681 Carlisle Companies, Inc. 85,316
21,643 Casella Waste Systems, Inc.
a
845,376
4,115 Caterpillar, Inc. 477,505
19,158 CBIZ, Inc.
a
400,785
15,764 Chart Industries, Inc.
a
456,841
481 CIA De Distribucion Integral 7,721
227 Columbus McKinnon Corporation 5,675
1,968 Cornerstone Building Brands, Inc.
a
8,974
2,010 CRA International, Inc. 67,154
13,095 Crane Company 644,012
7,557 CSW Industrials, Inc. 490,071
8,806 CSX Corporation 504,584
25,153 Curtiss-Wright Corporation 2,324,389
24,960 Delta Air Lines, Inc. 712,109
1,405 Douglas Dynamics, Inc. 49,892
19,137 EMCOR Group, Inc. 1,173,481
12,129 Emerson Electric Company 577,947
23,417 Encore Wire Corporation 983,280
8,208 Expeditors International of
Washington, Inc. 547,638
Shares Common Stock (47.1%) Value
Industrials (6.3%) - continued
12,621 Fluor Corporation $ 87,211
10,962 Forrester Research, Inc.
a
320,419
4,650 FuelCell Energy, Inc.
a
7,022
75 Geberit AG 32,863
11,087 General Dynamics Corporation 1,466,921
4,921 Gorman-Rupp Company 153,584
600 GS Yuasa Corporation 8,030
6,312 GWA Group, Ltd.
b
10,120
700 Hanwa Company, Ltd. 10,839
3,316 Heico Corporation 247,407
12,619 Helios Technologies, Inc. 478,513
333 Herc Holdings, Inc.
a
6,813
2,200 Hino Motors, Ltd. 11,733
29,622 Honeywell International, Inc. 3,963,127
5,442 Hubbell, Inc. 624,415
6,541 Huntington Ingalls Industries, Inc. 1,191,836
1,100 ICF International, Inc. 75,570
20,236 IDEX Corporation 2,794,794
1,500 Inaba Denki Sangyo Company, Ltd. 31,870
6,883 Ingersoll - Rand, Inc.
a
170,698
1,639 Interface, Inc. 12,391
9,334 John Bean Technologies Corporation 693,236
20,140 Johnson Controls International plc 542,974
3,940 Kansas City Southern 501,089
1,574 Kennametal, Inc. 29,308
2,000 Kinden Corporation 29,429
1,770 Koninklijke Philips NV 72,672
1,951 Legrand SA 125,835
29,006 Lincoln Electric Holdings, Inc. 2,001,414
6,372 Lockheed Martin Corporation 2,159,789
4,208 Manpower, Inc. 222,982
11,900 Marubeni Corporation 59,061
2,062 Masonite International Corporation
a
97,842
6,929 Mercury Systems, Inc.
a
494,315
103,249 Meritor, Inc.
a
1,368,049
6,100 Mitsubishi Corporation 129,029
500 Mitsuboshi Belting, Ltd. 5,583
9,000 Mitsui & Company, Ltd. 124,953
2,732 MSC Industrial Direct Company, Inc. 150,178
2,456 National Express Group plc 6,219
1,900 Nitto Kogyo Corporation 30,176
1,000 Nobina AB
c
5,404
7,498 Nordson Corporation 1,012,755
7,559 Norfolk Southern Corporation 1,103,614
362 Northrop Grumman Corporation 109,523
14,994 Old Dominion Freight Line, Inc. 1,968,112
3,034 PageGroup plc 13,621
9,788 Parker-Hannifin Corporation 1,269,797
92,119 Primoris Services Corporation 1,464,692
39,708 Raven Industries, Inc. 843,001
740 Redde Northgate plc 1,272
5,539 Regal-Beloit Corporation 348,680
6,402 RELX plc 136,634
878 Republic Services, Inc. 65,903
6,355 Resideo Technologies, Inc.
a
30,758
75,697 Ritchie Brothers Auctioneers, Inc. 2,587,323
3,798 Rockwell Automation, Inc. 573,156
5,000 Roper Industries, Inc. 1,559,050
4,152 Ryder System, Inc. 109,779
20,373 Saia, Inc.
a
1,498,230
1,429 Sandvik AB 20,101
700 Sanwa Holdings Corporation 5,436
1,358 Schneider Electric SE 114,782
2,212 Signify NV
c
42,869
9,029 SiteOne Landscape Supply, Inc.
a
664,715
2,724 SKF AB 37,120

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (47.1%) Value
Industrials (6.3%) - continued
40,700 Sojitz Corporation $ 95,427
53,952 Southwest Airlines Company 1,921,231
703 SP Plus Corporation
a
14,587
298 Spirax-Sarco Engineering plc 29,917
1,260 Spirit Airlines, Inc.
a
16,241
708 SPX FLOW, Inc.
a
20,121
11,986 Standex International Corporation 587,554
6,100 Sumitomo Corporation 69,566
300 Taikisha, Ltd. 8,627
1,909 Teledyne Technologies, Inc.
a
567,488
1,004 Thermon Group Holdings, Inc.
a
15,130
800 Toppan Forms Company, Ltd. 7,129
7,800 Trane Technologies plc 644,202
544 Transcontinental, Inc. 4,828
1,560 TransDigm Group, Inc. 499,496
3,725 Trex Company, Inc.
a
298,522
14,419 TriMas Corporation
a
333,079
600 Tsubakimoto Chain Company 13,552
1,473 UniFirst Corporation 222,556
1,307 Union Pacific Corporation 184,339
12,651 United Airlines Holdings, Inc.
a,b
399,139
21,616 United Rentals, Inc.
a
2,224,286
18,999 United Technologies Corporation 1,792,176
18,764 Valmont Industries, Inc. 1,988,609
20,919 Verisk Analytics, Inc. 2,915,690
435 Vinci SA 35,544
12,426 Waste Connections, Inc. 963,015
4,986 Watsco, Inc. 787,938
41,246 Willdan Group, Inc.
a
881,427
4,248 XPO Logistics, Inc.
a
207,090
300 Yuasa Trading Company, Ltd. 7,892
Total 76,506,240
Information Technology (11.9%)
5,782 Accenture plc 943,969
8,305 Adobe, Inc.
a
2,642,983
1,962 ADTRAN, Inc. 15,068
11,092 Advanced Energy Industries, Inc.
a
537,851
42,897 Advanced Micro Devices, Inc.
a
1,950,956
15,244 Agilysys, Inc.
a
254,575
21,885 Akamai Technologies, Inc.
a
2,002,259
8,789 Alliance Data Systems Corporation 295,750
9,044 Alteryx, Inc.
a,b
860,718
1,950 Amadeus IT Holding SA 91,784
2,916 American Software, Inc. 41,436
26,108 Amphenol Corporation 1,902,751
5,302 ANSYS, Inc.
a
1,232,556
46,842 Apple, Inc. 11,911,452
44 ASM International NV 4,477
399 ASML Holding NV 105,182
6,460 Atlassian Corporation plc
a
886,700
7,052 Automatic Data Processing, Inc. 963,867
21,118 Avalara, Inc.
a
1,575,403
1,934 Avnet, Inc. 48,543
25,729 Bandwidth, Inc.
a,b
1,731,304
1,316 BE Semiconductor Industries NV 40,305
10,061 Benchmark Electronics, Inc. 201,119
33,061 Blackline, Inc.
a
1,739,339
824 Broadcom, Ltd. 195,370
4,116 Broadridge Financial Solutions, Inc. 390,320
473 CACI International, Inc.
a
99,874
800 Canon, Inc. 17,385
18,424 CDK Global, Inc. 605,228
2,986 CDW Corporation 278,504
223 CEVA, Inc.
a
5,559
2,589 CGI, Inc.
a
140,166
Shares Common Stock (47.1%) Value
Information Technology (11.9%) - continued
82,801 Change Healthcare, Inc.
a
$ 827,182
74,547 Ciena Corporation
a
2,967,716
111,777 Cisco Systems, Inc. 4,393,954
20,558 Cognex Corporation 867,959
3,297 CommScope Holding Company, Inc.
a
30,036
23,735 Computer Services, Inc. 954,859
3,024 Computershare, Ltd. 18,103
22,004 Coupa Software, Inc.
a
3,074,619
1,492 Cree, Inc.
a
52,906
7,158 CTS Corporation 178,163
19,104 Descartes Systems Group, Inc.
a
656,987
213 Dialog Semiconductor plc
a
5,537
26,102 DocuSign, Inc.
a
2,411,825
64,416 Dolby Laboratories, Inc. 3,491,991
1,294 DSP Group, Inc.
a
17,340
19,266 Elastic NV
a
1,075,235
3,913 ePlus, Inc.
a
245,032
9,203 Euronet Worldwide, Inc.
a
788,881
4,056 ExlService Holdings, Inc.
a
211,034
638 eXp World Holdings, Inc.
a
5,398
5,318 F5 Networks, Inc.
a
567,058
347 Fair Isaac Corporation
a
106,768
22,910 Five9, Inc.
a
1,751,699
426 FLIR Systems, Inc. 13,585
700 Fuji Soft, Inc. 22,473
1,306 Gartner, Inc.
a
130,038
11,626 Global Payments, Inc. 1,676,818
21,618 Guidewire Software, Inc.
a
1,714,524
5,232 Halma plc 122,879
132 Infineon Technologies AG 1,906
5,032 Inphi Corporation
a
398,383
9,731 Intel Corporation 526,642
2,596 InterDigital, Inc. 115,860
2,116 International Business Machines
Corporation 234,728
9,610 Intuit, Inc. 2,210,300
1,357 Jack Henry & Associates, Inc. 210,661
4,329 Juniper Networks, Inc. 82,857
4,351 KLA-Tencor Corporation 625,413
1,440 Kulicke and Soffa Industries, Inc. 30,053
4,766 Lam Research Corporation 1,143,840
63,249 Lattice Semiconductor Corporation
a
1,127,097
4,911 Littelfuse, Inc. 655,226
1,623 ManTech International Corporation 117,943
22,631 MasterCard, Inc. 5,466,744
8,869 Maxim Integrated Products, Inc. 431,122
10,440 Methode Electronics, Inc. 275,929
103,172 Microsoft Corporation 16,271,256
4,194 MicroStrategy, Inc.
a
495,311
12,323 MKS Instruments, Inc. 1,003,708
4,839 MoneyGram International, Inc.
a
6,339
31,054 Monolithic Power Systems, Inc. 5,200,303
4,497 MTS Systems Corporation 101,183
39,473 National Instruments Corporation 1,305,767
1,000 NEC Networks & System Integration
Corporation 40,536
270 NetApp, Inc. 11,256
10,789 Nice, Ltd. ADR
a
1,548,869
16,969 Nova Measuring Instruments, Ltd.
a
554,038
8,779 Novanta, Inc.
a
701,267
53,235 Nuance Communications, Inc.
a
893,283
11,237 NVIDIA Corporation 2,962,073
11,540 Oracle Corporation 557,728
100 Oracle Corporation Japan 8,722
8,756 Palo Alto Networks, Inc.
a
1,435,634
2,410 Paychex, Inc. 151,637

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (47.1%) Value
Information Technology (11.9%) - continued
24,351 PayPal Holdings, Inc.
a
$ 2,331,365
14,091 Plexus Corporation
a
768,805
1,348 Progress Software Corporation 43,136
9,171 Proofpoint, Inc.
a
940,853
17,360 Q2 Holdings, Inc.
a,b
1,025,282
4,078 QAD, Inc. 162,835
9,330 QUALCOMM, Inc. 631,175
3,679 Rogers Corporation
a
347,371
1,032 Rubicon Project, Inc.
a
5,728
400 Ryoyo Electro Corporation 7,617
97,602 SailPoint Technologies Holdings, Inc.
a
1,485,502
8,169 Salesforce.com, Inc.
a
1,176,173
844 Samsung Electronics Company, Ltd.
GDR 834,832
70 SAP SE 7,815
3,279 ScanSource, Inc.
a
70,138
17,623 ServiceNow, Inc.
a
5,050,399
1,738 Silicon Laboratories, Inc.
a
148,443
27,709 Square, Inc.
a
1,451,397
43,501 STMicroelectronics NV ADR
b
929,616
485 Sykes Enterprises, Inc.
a
13,153
13,220 Synopsys, Inc.
a
1,702,604
13,640 TE Connectivity, Ltd. 859,047
16,317 Teradyne, Inc. 883,892
34,389 Texas Instruments, Inc. 3,436,493
5,531 Tyler Technologies, Inc.
a
1,640,273
642 Unisys Corporation
a
7,929
4,063 VeriSign, Inc.
a
731,706
50,453 Virtusa Corporation
a
1,432,865
37,012 Visa, Inc. 5,963,373
3,660 VMware, Inc.
a
443,226
5,868 WEX, Inc.
a
613,499
18 Wirecard AG 2,028
5,930 Xilinx, Inc. 462,184
21,780 Zscaler, Inc.
a,b
1,325,531
Total 145,933,251
Materials (1.5%)
4,926 AdvanSix, Inc.
a
46,994
2,500 Air Water, Inc. 34,237
371 Anglo American plc 6,501
3,556 AptarGroup, Inc. 353,964
1,176 Arcelor Mittal 11,102
1,272 Avery Dennison Corporation 129,579
109 Balchem Corporation 10,760
12,891 Ball Corporation 833,532
2,894 Cabot Corporation 75,591
6,689 Celanese Corporation 490,906
21,530 CF Industries Holdings, Inc. 585,616
13,277 Chemours Company
b
117,767
23,265 Coeur Mining, Inc.
a
74,681
27,015 Eastman Chemical Company 1,258,359
11,477 Ecolab, Inc. 1,788,461
100,860 Element Solutions, Inc.
a
843,190
57 Eramet SA 1,784
2,066 Ferro Corporation
a
19,338
8,150 Ferroglobe Representation &
Warranty Insurance Trust
a,d
1
1,579 First Majestic Silver Corporation
a
9,774
3,874 Gold Road Resources, Ltd.
a
3,293
2,064 Granges AB 10,140
9,876 Hecla Mining Company 17,974
2,932 Hexpol AB 17,323
1,229 Hochschild Mining plc 1,606
500 Hokuetsu Corporation 1,867
3,417 IAMGOLD Corporation
a
7,791
Shares Common Stock (47.1%) Value
Materials (1.5%) - continued
3,038 Ingevity Corporation
a
$ 106,938
6,780 Innospec, Inc. 471,142
231,611 Ivanhoe Mines, Ltd.
a
385,113
8,178 Kaiser Aluminum Corporation 566,572
224 Kirkland Lake Gold, Ltd. 6,598
1,064 Koninklijke DSM NV 119,688
4,852 Kraton Performance Polymers, Inc.
a
39,301
1,700 Kyoei Steel, Ltd. 19,528
300 Lintec Corporation 6,279
118,478 Louisiana-Pacific Corporation 2,035,452
200 MAG Silver Corporation
a
1,543
6,827 Martin Marietta Materials, Inc. 1,291,873
5,631 Materion Corporation 197,141
3,921 Minerals Technologies, Inc. 142,175
8,430 Myers Industries, Inc. 90,623
6,886 Neenah, Inc. 296,993
3,200 Nippon Light Metal Holdings
Company, Ltd. 4,982
9,100 Nippon Steel Corporation 77,571
544 Northern Star Resources, Ltd. 3,524
16,032 Nucor Corporation 577,473
28,474 Nutanix, Inc.
a
449,889
2,846 O-I Glass, Inc. 20,235
4,750 Olin Corporation 55,433
737 Olympic Steel, Inc. 7,628
11,798 PPG Industries, Inc. 986,313
212 Quaker Chemical Corporation 26,771
2,991 Ramelius Resources, Ltd. 1,837
1,854 Reliance Steel & Aluminum Company 162,392
6,188 Resolute Mining, Ltd.
a
3,068
289 Rio Tinto, Ltd. 14,889
925 RPM International, Inc. 55,038
5,647 Ryerson Holding Corporation
a
30,042
4,313 Sandfire Resources, Ltd. 8,642
100 Sanyo Special Steel Company, Ltd. 893
251 Schnitzer Steel Industries, Inc. 3,273
329 Sensient Technologies Corporation 14,315
904 Sherwin-Williams Company 415,406
1,525 St Barbara, Ltd. 2,014
40,312 Steel Dynamics, Inc. 908,632
13,400 Sumitomo Chemical Company, Ltd. 39,590
300 Taiyo Holdings Company, Ltd. 11,222
1,400 Toagosei Company, Ltd. 12,120
15,700 Toray Industries, Inc. 67,958
1,100 Ube Industries, Ltd. 16,780
12,749 UFP Technologies, Inc.
a
485,609
13,279 United States Lime & Minerals, Inc. 980,654
14,638 United States Steel Corporation
b
92,366
2,299 UPM-Kymmene Oyj 62,687
701 W. R. Grace & Company 24,956
1,471 Worthington Industries, Inc. 38,614
Total 18,191,906
Real Estate (2.4%)
34,835 Agree Realty Corporation 2,156,287
6,310 Alexandria Real Estate Equities, Inc. 864,849
978 Allied Properties REIT 31,092
1,030 Alstria Office REIT AG 14,782
40,253 American Campus Communities, Inc. 1,117,021
8,113 American Tower Corporation 1,766,606
8,475 Apartment Investment &
Management Company 297,896
565 Ares Commercial Real Estate
Corporation 3,949
5,226 Armada Hoffler Properties, Inc. 55,918
19,052 Ascendas REIT 37,723

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (47.1%) Value
Real Estate (2.4%) - continued
2,500 Ascott Trust $ 1,379
17,365 Ashford Hospitality Trust, Inc. 12,836
1,707 AvalonBay Communities, Inc. 251,219
1,737 BBX Capital Corporation 4,013
75 Bluerock Residential Growth REIT,
Inc. 418
14,965 Camden Property Trust 1,185,827
1,534 Castellum AB 25,864
10,195 CBL & Associates Properties, Inc.
a
2,040
20,243 Cedar Realty Trust, Inc. 18,889
744 Choice Properties REIT 6,830
2,355 City Office REIT, Inc. 17,027
36 Cofinimmo SA 4,675
2,315 Colony Credit Real Estate, Inc. 9,121
4,012 Columbia Property Trust, Inc. 50,150
1,442 Corepoint Lodging, Inc. 5,653
10,704 CoreSite Realty Corporation 1,240,594
3,564 CoStar Group, Inc.
a
2,092,816
38,416 Cousins Properties, Inc. 1,124,436
900 Daito Trust Construction Company,
Ltd. 83,577
15,031 DiamondRock Hospitality Company 76,358
5,040 Digital Realty Trust, Inc. 700,106
14,860 Diversified Healthcare Trust 53,942
12,769 Douglas Emmett, Inc. 389,582
22,963 Duke Realty Corporation 743,542
1,647 EastGroup Properties, Inc. 172,079
375 Entra ASA
c
4,479
2,295 EPR Properties 55,585
435 Equity Lifestyle Properties, Inc. 25,004
17,955 Equity Residential 1,108,003
31,629 Essential Properties Realty Trust, Inc. 413,075
1,867 Essex Property Trust, Inc. 411,188
1,907 Farmland Partners, Inc. 11,576
18,101 First Industrial Realty Trust, Inc. 601,496
6,708 Four Corners Property Trust, Inc. 125,507
1,936 Franklin Street Properties
Corporation 11,093
3,755 Gaming and Leisure Properties, Inc. 104,051
744 Getty Realty Corporation 17,663
1,430 Granite REIT 59,068
4,212 Healthcare Realty Trust, Inc. 117,641
4,615 Healthcare Trust of America, Inc. 112,052
58,784 Host Hotels & Resorts, Inc. 648,975
1,337 Hudson Pacific Properties, Inc. 33,906
3,000 Hysan Development Company, Ltd. 9,688
5,602 Industrial Logistics Properties Trust 98,259
2,027 Innovative Industrial Properties, Inc. 153,910
1,334 Investors Real Estate Trust 73,370
7,270 iSTAR Financial, Inc. 77,135
74 Japan Hotel REIT Investment
Corporation 21,602
3,161 Jones Lang LaSalle, Inc. 319,198
18,302 Kilroy Realty Corporation 1,165,837
7,743 Kite Realty Group Trust 73,326
259 Kungsleden AB 1,948
1,279 Lamar Advertising Company 65,587
3,356 Lexington Realty Trust 33,325
9,394 Macerich Company 52,888
4,900 Mapletree Commercial Trust 6,285
23,733 Medical Properties Trust, Inc. 410,344
529 National Health Investors, Inc. 26,196
9,730 National Retail Properties, Inc. 313,209
62,022 National Storage Affiliates Trust 1,835,851
2,236 New Residential Investment
Corporation 11,202
Shares Common Stock (47.1%) Value
Real Estate (2.4%) - continued
2,454 One Liberty Properties, Inc. $ 34,184
2,495 Pebblebrook Hotel Trust 27,171
2,125 Physicians Realty Trust 29,623
1,214 Plymouth Industrial REIT, Inc. 13,548
1,608 PotlatchDeltic Corporation 50,475
4,727 Preferred Apartment Communities,
Inc. 33,940
1,070 PS Business Parks, Inc. 145,006
985 PSP Swiss Property AG 123,173
3,732 QTS Realty Trust, Inc. 216,493
1,953 Quebecor, Inc. 43,173
9,917 Retail Properties of America, Inc. 51,271
12,903 Rexford Industrial Realty, Inc. 529,152
538 RioCan REIT 6,166
246 RMR Group, Inc. 6,635
3,000 Road King Infrastructure, Ltd. 4,505
3,004 RPT Realty 18,114
13,400 Sabra Health Care REIT, Inc. 146,328
6,196 SBA Communications Corporation 1,672,734
27,929 Service Properties Trust 150,817
3,875 Spirit Realty Capital, Inc. 101,331
1,124 STAG Industrial, Inc. 25,313
5,418 Store Capital Corporation 98,174
1,629 Summit Hotel Properties, Inc. 6,874
93,095 Sunstone Hotel Investors, Inc. 810,857
384 Swiss Prime Site AG 37,375
3,181 TAG Immobilien AG 62,559
3,393 Taubman Centers, Inc. 142,099
10,216 Terreno Realty Corporation 528,678
12,527 UDR, Inc. 457,737
2,130 UMH Properties, Inc. 23,132
14,665 Uniti Group, Inc. 88,430
88 Universal Health Realty Income Trust 8,871
743 Urstadt Biddle Properties, Inc. 10,476
7,166 Washington Prime Group, Inc. 5,769
8,600 Wing Tai Holdings, Ltd. 9,372
Total 28,948,173
Utilities (0.9%)
724 AGL Energy, Ltd. 7,577
1,523 ALLETE, Inc. 92,416
15,824 Alliant Energy Corporation 764,141
828 American States Water Company 67,681
2,430 Artesian Resources Corporation 90,833
3,649 Avista Corporation 155,046
2,239 Black Hills Corporation 143,363
1,244 California Water Service Group 62,598
694 Chesapeake Utilities Corporation 59,483
13,333 CMS Energy Corporation 783,314
2,266 Consolidated Water Company, Ltd. 37,162
2,819 DTE Energy Company 267,720
2,024 Enagas SA 39,928
11,083 Enel SPA 76,449
10,340 Entergy Corporation 971,650
1,374 Essential Utilities, Inc 55,922
45,498 Exelon Corporation 1,674,781
10,473 FirstEnergy Corporation 419,653
1,621 IDACORP, Inc. 142,308
959 MGE Energy, Inc. 62,786
358 Middlesex Water Company 21,523
1,395 National Fuel Gas Company 52,020
5,422 New Jersey Resources Corporation 184,185
494 NextEra Energy, Inc. 118,866
527 Northland Power, Inc. 10,519
1,599 Northwest Natural Holding Company 98,738
10,409 NorthWestern Corporation 622,770

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (47.1%) Value
Utilities (0.9%) - continued
5,693 OGE Energy Corporation $ 174,946
1,277 Otter Tail Corporation 56,775
30,073 PNM Resources, Inc. 1,142,774
12,791 Portland General Electric Company 613,201
3,372 PPL Corporation 83,221
5,400 Public Service Enterprise Group, Inc. 242,514
262 SJW Group 15,136
3,789 South Jersey Industries, Inc. 94,725
2,571 Southwest Gas Holdings, Inc. 178,839
10,186 Spire, Inc. 758,653
4,963 UGI Corporation 132,363
1,540 Unitil Corporation 80,573
148 Verbund AG 5,338
Total 10,662,490
Total Common Stock
(cost $567,891,557) 575,018,426
Shares
Registered Investment Companies
( 38.6% ) Value
Unaffiliated  (0.7%)
11,597 Health Care Select Sector SPDR
Fund 1,027,262
11,763 iShares Russell 2000 Value Index
Fund 964,919
3,702 ProShares Ultra S&P 500
b
329,145
20,291 SPDR S&P 500 ETF Trust
b
5,230,005
9,051 SPDR S&P Biotech ETF
b
700,910
Total 8,252,241
Affiliated  (37.9%)
1,824,278 Thrivent Core Emerging Markets
Equity Fund
a
14,265,856
6,785,137 Thrivent Core International Equity
Fund 50,413,571
7,868,125 Thrivent Core Low Volatility Equity
Fund 77,737,071
4,131,407 Thrivent Global Stock Portfolio 44,732,811
2,122,448 Thrivent High Yield Portfolio 8,638,790
528,440 Thrivent Income Portfolio 5,396,643
13,468,075 Thrivent International Allocation
Portfolio 103,092,724
3,717,543 Thrivent Large Cap Value Portfolio 51,419,561
1,013,918 Thrivent Limited Maturity Bond
Portfolio 9,727,933
4,394,573 Thrivent Mid Cap Stock Portfolio 61,321,876
2,577,880 Thrivent Small Cap Stock Portfolio 35,133,930
Total 461,880,766
Total Registered Investment
Companies (cost $549,813,201) 470,133,007
Principal
Amount Long-Term Fixed Income ( 5.6% ) Value
Collateralized Mortgage Obligations (<0.1%)
MASTR Alternative Loans Trust
$ 18,847
1.397%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
e
4,239
Sequoia Mortgage Trust
57,153
3.676%,  9/20/2046, Ser.
2007-1, Class 4A1
e
40,290
WaMu Mortgage Pass Through
Certificates
25,296
3.706%,  9/25/2036, Ser.
2006-AR10, Class 1A2
e
21,372
Principal
Amount Long-Term Fixed Income (5.6%) Value
Collateralized Mortgage Obligations (<0.1%) -
continued
$ 37,991
3.689%,  10/25/2036, Ser.
2006-AR12, Class 1A1
e
$ 33,074
Total 98,975
Mortgage-Backed Securities (2.5%)
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
1,349,121 3.500%,  5/1/2034 1,421,976
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
1,396,517 3.000%,  3/25/2050 1,464,787
425,000 3.000%,  4/1/2050
f
445,777
608,184 3.500%,  7/1/2047
f
645,001
1,144,335 3.000%,  8/1/2047 1,206,920
Federal National Mortgage
Association
563,421 4.500%,  5/1/2048 607,764
931,447 3.500%,  10/1/2048 983,645
2,341,535 3.500%,  2/1/2049 2,470,404
382,819 3.500%,  6/1/2049 404,659
1,056,280 3.500%,  8/1/2049 1,118,605
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
2,075,000 2.500%,  4/1/2035
f
2,153,056
3,400,000 2.000%,  5/1/2035
f
3,489,250
1,500,000 2.500%,  5/1/2035
f
1,555,312
2,267,000 3.000%,  5/1/2035
f
2,367,781
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
5,000,000 2.500%,  5/1/2050
f
5,173,279
2,102,233 4.000%,  7/1/2048 2,244,982
2,773,000 3.000%,  5/1/2049
f
2,903,735
25,024 3.500%,  8/1/2049
f
26,415
Total 30,683,348
U.S. Government & Agencies (3.1%)
U.S. Treasury Bonds
920,000 2.250%,  11/15/2027 1,034,964
5,000,000 2.875%,  5/15/2028 5,897,656
170,000 5.250%,  11/15/2028 236,167
120,000 3.000%,  5/15/2042 161,095
2,413,000 2.500%,  5/15/2046 3,035,573
U.S. Treasury Notes
665,000 1.375%,  9/30/2020 669,156
100,000 2.500%,  2/28/2021 102,164
1,045,000 1.125%,  8/31/2021 1,058,634
1,475,000 1.500%,  9/30/2021 1,503,348
940,000 2.000%,  11/30/2022 982,961
500,000 2.125%,  7/31/2024 537,813
2,330,000 2.250%,  11/15/2024 2,530,416
2,040,000 2.125%,  11/30/2024 2,205,511
640,000 2.625%,  1/31/2026 719,075
15,030,000 2.500%,  2/28/2026 16,790,741
Total 37,465,274
Total Long-Term Fixed Income
(cost $63,407,707) 68,247,597

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Collateral Held for Securities Loaned
( 1.5% ) Value
18,445,626 Thrivent Cash Management Trust $ 18,445,626
Total Collateral Held for Securities
Loaned
(cost $18,445,626) 18,445,626
Shares or
Principal
Amount Short-Term Investments ( 10.2% ) Value
Federal Home Loan Bank Discount
Notes
3,500,000 1.550%, 4/7/2020
g,h
3,499,959
3,700,000 1.535%, 4/8/2020
g,h
3,699,950
4,700,000 1.520%, 4/15/2020
g,h
4,699,872
200,000 1.560%, 4/23/2020
g,h
199,991
1,400,000 0.900%, 5/7/2020
g,h
1,399,902
200,000 0.720%, 5/8/2020
g,h
199,986
5,500,000 0.805%, 5/12/2020
g,h
5,499,562
6,500,000 0.500%, 5/13/2020
g,h
6,499,469
700,000 0.414%, 5/19/2020
g,h
699,935
3,000,000 0.150%, 5/20/2020
g,h
2,999,714
200,000 0.000%, 5/28/2020
h
199,978
200,000 0.150%, 6/4/2020
g,h
199,975
900,000 0.500%, 6/9/2020
g,h
899,879
1,100,000 0.530%, 6/12/2020
g,h
1,099,846
3,900,000 0.150%, 6/23/2020
g,h
3,899,371
700,000 0.028%, 6/29/2020
g,h
699,879
2,200,000 0.007%, 7/7/2020
g,h
2,199,466
400,000 0.150%, 7/31/2020
g,h
399,879
Thrivent Core Short-Term Reserve
Fund
8,587,635 1.570% 85,704,596
Total Short-Term Investments (cost
$124,787,744) 124,701,209
Total Investments (cost
$1,324,345,835) 103.0% $1,256,545,865
Other Assets and Liabilities, Net
(3.0%) (36,735,532)
Total Net Assets 100.0% $1,219,810,333
a Non-income producing security.
b All or a portion of the security is on loan.
c Denotes securities sold under Rule 144A of the Securities Act of
1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other
qualified institutional buyers. As of March 31, 2020, the value of these investments was $250,574 or 0.0% of total net assets.
d Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial
Statements.
e Denotes variable rate securities. The rate shown is as of March
31, 2020. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by
security and the reference rate and spread are indicated in
their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current
market conditions.  These securities do not indicate a reference rate and spread in their description.
f Denotes investments purchased on a when-issued or delayed
delivery basis.
g The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Aggressive Allocation Portfolio as of March 31, 2020:
Securities Lending Transactions
Common Stock $ 18,014,659
Total lending $18,014,659
Gross amount payable upon return of
collateral for securities loaned $18,445,626
Net amounts due to counterparty $430,967
Definitions:
ADR - American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S.
depository bank.
ETF - Exchange Traded Fund
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by
State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2020, in valuing Aggressive Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 31,889,452 31,553,954 335,498 –
Consumer Discretionary 62,113,079 61,558,190 554,889 –
Consumer Staples 20,670,829 20,143,298 527,531 –
Energy 11,009,809 10,699,524 310,285 –
Financials 76,890,820 74,535,450 2,355,370 –
Health Care 92,202,377 90,890,412 1,311,965 –
Industrials 76,506,240 74,970,492 1,535,748 –
Information Technology 145,933,251 144,461,504 1,471,747 –
Materials 18,191,906 17,237,526 954,379 1
Real Estate 28,948,173 28,352,858 595,315 –
Utilities 10,662,490 10,522,679 139,811 –
Registered Investment Companies
Unaffiliated 8,252,241 8,252,241 – –
Affiliated 319,464,268 319,464,268 – –
Long-Term Fixed Income
Collateralized Mortgage Obligations 98,975 – 98,975 –
Mortgage-Backed Securities 30,683,348 – 30,683,348 –
U.S. Government & Agencies 37,465,274 – 37,465,274 –
Short-Term Investments 38,996,613 – 38,996,613 –
Subtotal Investments in Securities $1,009,979,145 $892,642,396 $117,336,748 $1
Other Investments  * Total
Affiliated Short-Term Investments 85,704,596
Affiliated Registered Investment Companies 142,416,498
Collateral Held for Securities Loaned 18,445,626
Subtotal Other Investments $246,566,720
Total Investments at Value $1,256,545,865
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 8,192,776 8,192,776 – –
Total Asset Derivatives $8,192,776 $8,192,776 $– $–
Liability Derivatives
Futures Contracts 8,240,446 8,240,446 – –
Total Liability Derivatives $8,240,446 $8,240,446 $– $–

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
NASDAQ
-
National Association of Securities Dealers
Automated Quotations
S&P
-
Standard & Poor's
The following table presents Aggressive Allocation Portfolio's futures contracts held as of March 31, 2020. Investments and/or cash totaling $38,296,669 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 2 June 2020 $ 266,178 $ 11,197
CBOT 2-Yr. U.S. Treasury Note 30 June 2020 6,493,452 118,033
CBOT U.S. Long Bond 19 June 2020 3,119,179 283,008
CME E-mini S&P 500 Index 1,411 June 2020 184,932,189 (3,639,854)
CME Euro Foreign Exchange Currency 303 June 2020 42,861,771 (1,011,790)
CME Ultra Long Term U.S. Treasury Bond 24 June 2020 4,757,517 567,483
Eurex Euro STOXX 50 Index 1,418 June 2020 38,624,216 3,726,550
ICE mini MSCI EAFE Index 137 June 2020 10,158,523 522,682
ICE US mini MSCI Emerging Markets Index 1,815 June 2020 77,427,630 (934,455)
Total Futures Long Contracts $ 368,640,655 ( $ 357,146)
CBOT 5-Yr. U.S. Treasury Note (31) June 2020 ( $ 3,743,233) ( $ 142,907)
CME E-mini NASDAQ 100 Index (327) June 2020 (48,844,151) (2,077,924)
CME E-mini Russell 2000 Index (142) June 2020 (7,877,633) (270,327)
CME E-mini S&P Mid-Cap 400 Index (993) June 2020 (145,737,363) 2,963,823
Ultra 10-Yr. U.S. Treasury Note (20) June 2020 (2,957,436) (163,189)
Total Futures Short Contracts ( $ 209,159,816) $309,476
Total Futures Contracts $ 159,480,839 ($47,670)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the
Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Aggressive Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
3/31/2020
Shares Held at
3/31/2020
% of Net Assets
3/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $17,000 $– $14,266 1,824 1.2%
Core International Equity 66,155 – – 50,414 6,785 4.1
Core Low Volatility Equity 64,230 30,000 – 77,737 7,868 6.4
Global Stock 57,741 – – 44,733 4,131 3.7
High Yield 10,023 133 – 8,639 2,122 0.7
Income 5,559 42 – 5,397 528 0.5
International Allocation 138,230 – – 103,093 13,468 8.4
Large Cap Value 71,333 – – 51,420 3,718 4.2
Limited Maturity Bond 9,999 61 – 9,728 1,014 0.8
Mid Cap Stock 85,507 – – 61,322 4,395 5.0
Small Cap Stock 50,260 – – 35,134 2,578 2.9
Total Affiliated Registered Investment Companies 559,037 461,883 37.9
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.570% 144,108 70,172 128,426 85,705 8,588 7.0
Total Affiliated Short-Term Investments 144,108 85,705 7.0
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 10,245 35,027 26,826 18,446 18,446 1.5
Total Collateral Held for Securities Loaned 10,245 18,446 1.5
Total Value $713,390 $566,034

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 3/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $(2,734) – $–
Core International Equity – (15,741) – –
Core Low Volatility Equity – (16,493) – –
Global Stock – (13,008) – –
High Yield – (1,517) – 133
Income – (204) – 42
International Allocation – (35,137) – –
Large Cap Value – (19,913) – –
Limited Maturity Bond – (332) – 61
Mid Cap Stock – (24,185) – –
Small Cap Stock – (15,126) – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.570% (46) (103) – 553
Total Income/Non Income Cash from Affiliated Investments $789
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 19
Total Affiliated Income from Securities Loaned, Net $19
Total Value $(46) $(144,493) $–

All Cap Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 96.5% ) Value
Communications Services (4.1%)
730 Alphabet, Inc., Class A
a
$ 848,223
21,720 Comcast Corporation 746,734
12,490 Facebook, Inc.
a
2,083,332
27,950 QuinStreet , Inc.
a
224,998
Total 3,903,287
Consumer Discretionary (10.6%)
1,660 Amazon.com, Inc.
a
3,236,535
1,140 AutoZone, Inc.
a
964,440
930 Booking Holdings, Inc.
a
1,251,148
4,600 Burlington Stores, Inc.
a
728,916
10,720 Canada Goose Holdings, Inc.
a
213,221
1,020 Chipotle Mexican Grill, Inc.
a
667,488
6,130 Dollar Tree, Inc.
a
450,371
1,320 Domino's Pizza, Inc. 427,773
180 NVR, Inc.
a
462,440
4,302 Planet Fitness, Inc.
a
209,507
17,980 Sony Corporation ADR 1,064,056
3,353 Wingstop , Inc. 267,234
Total 9,943,129
Consumer Staples (6.3%)
41,950 Alimentation Couche-Tard, Inc. 988,163
3,640 Casey's General Stores, Inc. 482,264
13,360 Church & Dwight Company, Inc. 857,445
3,530 Costco Wholesale Corporation 1,006,509
18,270 Cott Corporation 165,526
18,420 Philip Morris International, Inc. 1,343,923
21,090 Turning Point Brands, Inc. 445,210
5,240 Wal-Mart Stores, Inc. 595,369
Total 5,884,409
Energy (2.5%)
26,590 BP plc ADR 648,530
47,350 Euronav NV 534,108
20,780 Marathon Petroleum Corporation 490,824
55,170 Nine Energy Service, Inc.
a
44,594
7,460 Pioneer Natural Resources Company 523,319
39,880 WPX Energy, Inc.
a
121,634
Total 2,363,009
Financials (11.8%)
7,090 American Express Company 606,975
13,510 Arch Capital Group, Ltd.
a
384,495
24,660 Assured Guaranty, Ltd. 635,981
44,140 Bank of America Corporation 937,092
1,910 Cboe Global Markets, Inc. 170,468
20,060 Citigroup, Inc. 844,927
13,850 Essent Group, Ltd. 364,809
89,911 Everi Holdings, Inc.
a
296,706
13,900 First Republic Bank 1,143,692
14,800 Hartford Financial Services Group,
Inc. 521,552
7,770 IBERIABANK Corporation 280,963
11,130 Interactive Brokers Group, Inc. 480,482
10,160 Intercontinental Exchange, Inc. 820,420
10,800 J.P. Morgan Chase & Company 972,324
450 Markel Corporation
a
417,551
24,351 Prosight Global, Inc.
a
237,422
4,130 S&P Global, Inc. 1,012,057
21,660 Spirit of Texas Bancshares, Inc.
a
223,964
2,250 SVB Financial Group
a
339,930
13,340 Zions Bancorporations NA 356,978
Total 11,048,788
Shares Common Stock (96.5%) Value
Health Care (14.3%)
13,180 Abbott Laboratories $ 1,040,034
15,740 BioMarin Pharmaceutical, Inc.
a
1,330,030
10,220 Catalent , Inc.
a
530,929
17,880 Centene Corporation
a
1,062,251
18,490 Horizon Therapeutics plc
a
547,674
5,790 Jazz Pharmaceuticals, Inc.
a
577,495
16,040 Johnson & Johnson 2,103,325
17,680 Medtronic plc 1,594,382
8,750 Merck & Company, Inc. 673,225
1,710 Teleflex, Inc. 500,790
5,360 UnitedHealth Group, Inc. 1,336,677
6,460 Vertex Pharmaceuticals, Inc.
a
1,537,157
19,790 Wright Medical Group NV
a
566,983
Total 13,400,952
Industrials (11.0%)
12,950 A.O. Smith Corporation 489,639
19,990 Altra Industrial Motion Corporation 349,625
15,740 Arcosa , Inc. 625,507
9,540 Honeywell International, Inc. 1,276,357
3,410 Huntington Ingalls Industries, Inc. 621,336
10,440 Kansas City Southern 1,327,759
16,100 Meritor, Inc.
a
213,325
9,160 Parker-Hannifin Corporation 1,188,327
15,310 Ritchie Brothers Auctioneers, Inc. 523,296
4,660 Roper Industries, Inc. 1,453,035
3,520 United Technologies Corporation 332,042
3,550 Valmont Industries, Inc. 376,229
7,150 Waste Connections, Inc. 554,125
18,540 Willdan Group, Inc.
a
396,200
9,160 Xylem, Inc. 596,591
Total 10,323,393
Information Technology (25.0%)
4,010 Adobe, Inc.
a
1,276,143
6,870 Akamai Technologies, Inc.
a
628,536
4,910 Alliance Data Systems Corporation 165,222
1,880 ANSYS, Inc.
a
437,044
9,100 Apple, Inc. 2,314,039
8,920 Atlassian Corporation plc
a
1,224,359
8,080 Blackline, Inc.
a
425,089
36,590 Change Healthcare, Inc.
a
365,534
12,400 Ciena Corporation
a
493,644
17,820 Cisco Systems, Inc. 700,504
10,280 Dolby Laboratories, Inc. 557,279
4,870 F5 Networks, Inc.
a
519,288
11,980 Five9, Inc.
a
915,991
28,860 Juniper Networks, Inc. 552,380
28,660 Lattice Semiconductor Corporation
a
510,721
5,290 MasterCard, Inc. 1,277,852
13,610 Microsoft Corporation 2,146,433
18,350 National Instruments Corporation 607,018
8,430 New Relic, Inc.
a
389,803
25,210 Nuance Communications, Inc.
a
423,024
4,420 NVIDIA Corporation 1,165,112
9,000 PayPal Holdings, Inc.
a
861,660
7,380 Salesforce.com, Inc.
a
1,062,572
5,640 ServiceNow , Inc.
a
1,616,311
10,150 Visa, Inc. 1,635,368
15,770 Xilinx, Inc. 1,229,114
Total 23,500,040
Materials (2.8%)
5,210 Ball Corporation 336,879
15,490 Eastman Chemical Company 721,524
5,820 FMC Corporation 475,436

All Cap Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (96.5%) Value
Materials (2.8%) - continued
34,840 Louisiana-Pacific Corporation $ 598,551
11,160 Nucor Corporation 401,983
1,760 United States Lime & Minerals, Inc. 129,976
Total 2,664,349
Real Estate (4.5%)
4,430 Alexandria Real Estate Equities, Inc. 607,176
1,530 AvalonBay Communities, Inc. 225,170
5,900 Camden Property Trust 467,516
10,615 Cousins Properties, Inc. 310,701
2,360 Crown Castle International
Corporation 340,784
19,750 Duke Realty Corporation 639,505
730 Equinix , Inc. 455,936
21,090 Physicians Realty Trust 293,995
4,390 Prologis, Inc. 352,824
8,630 QTS Realty Trust, Inc. 500,626
1,530 Simon Property Group, Inc. 83,936
Total 4,278,169
Utilities (3.6%)
10,600 Duke Energy Corporation 857,328
21,820 FirstEnergy Corporation 874,327
8,860 NorthWestern Corporation 530,094
12,800 PNM Resources, Inc. 486,400
37,330 Vistra Energy Corporation 595,787
Total 3,343,936
Total Common Stock
(cost $101,148,326) 90,653,461
Shares
Registered Investment Companies
( 0.9% ) Value
Unaffiliated  (0.9%)
12,930 Materials Select Sector SPDR Fund 582,367
7,740 SPDR S&P Homebuilders ETF 230,575
Total 812,942
Total Registered Investment
Companies (cost $1,095,045) 812,942
Shares Short-Term Investments ( 2.7% ) Value
Thrivent Core Short-Term Reserve
Fund
258,053 1.570% 2,575,372
Total Short-Term Investments (cost
$2,579,593) 2,575,372
Total Investments (cost
$104,822,964) 100.1% $94,041,775
Other Assets and Liabilities, Net
(0.1%) (84,376)
Total Net Assets 100.0% $93,957,399
a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S.
depository bank.
ETF - Exchange Traded Fund
SPDR - S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by
State Street Global Advisors.

All Cap Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2020, in valuing All Cap Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 3,903,287 3,903,287 – –
Consumer Discretionary 9,943,129 9,943,129 – –
Consumer Staples 5,884,409 4,896,246 988,163 –
Energy 2,363,009 2,363,009 – –
Financials 11,048,788 11,048,788 – –
Health Care 13,400,952 13,400,952 – –
Industrials 10,323,393 10,323,393 – –
Information Technology 23,500,040 23,500,040 – –
Materials 2,664,349 2,664,349 – –
Real Estate 4,278,169 4,278,169 – –
Utilities 3,343,936 3,343,936 – –
Registered Investment Companies
Unaffiliated 812,942 812,942 – –
Subtotal Investments in Securities $91,466,403 $90,478,240 $988,163 $–
Other Investments  * Total
Affiliated Short-Term Investments 2,575,372
Subtotal Other Investments $2,575,372
Total Investments at Value $94,041,775
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the
Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in All Cap Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
3/31/2020
Shares Held at
3/31/2020
% of Net Assets
3/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.570% $1,093 $4,623 $3,136 $2,575 258 2.7%
Total Affiliated Short-Term Investments 1,093 2,575 2.7
Total Value $1,093 $2,575
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 3/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.570% $(1) $(4) – $10
Total Income/Non Income Cash from Affiliated Investments $10
Total Value $(1) $(4) $–

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 15.8% )
a
Value
Basic Materials (0.6%)
Ball Metalpack Finco, LLC, Term
Loan
$ 206,325
6.113%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 154,744
Big River Steel, LLC, Term Loan
414,375
6.450%,  (LIBOR 3M +
5.000%), 8/23/2023
b,c
393,656
Hexion, Inc., Term Loan
208,425
5.410%,  (LIBOR 3M + 3.500%),
7/1/2026
b
173,514
Momentive Performance Materials
USA, LLC, Term Loan
334,472
4.240%,  (LIBOR 1M +
3.250%), 5/15/2024
b
268,799
Nouryon USA, LLC, Term Loan
588,475
3.863%,  (LIBOR 1M +
3.000%), 10/1/2025
b
523,743
Pixelle Specialty Solutions, LLC, Term
Loan
690,215
7.500%,  (LIBOR 1M + 6.500%),
10/31/2024
b
598,416
Univar Solutions USA, Inc., Term
Loan
144,638
3.450%,  (LIBOR 3M +
2.000%), 11/22/2026
b
125,473
Total 2,238,345
Capital Goods (1.5%)
Advanced Disposal Services, Inc.,
Term Loan
362,788
2.894%,  (LIBOR 1W +
2.250%), 11/10/2023
b
357,648
BWAY Holding Company, Term Loan
501,313
5.084%,  (LIBOR 3M +
3.250%), 4/3/2024
b
406,379
Flex Acquisition Company, Inc. Term
Loan
703,126
5.159%,  (LIBOR 3M +
3.250%), 6/29/2025
b,c
636,329
GFL Environmental, Inc., Term Loan
908,737
3.990%,  (LIBOR 1M +
3.000%), 5/31/2025
b,d,e
876,931
Natgasoline, LLC, Term Loan
429,563
5.438%,  (LIBOR 3M +
3.500%), 11/14/2025
b,c
369,424
Navistar, Inc., Term Loan
759,500
4.280%,  (LIBOR 1M +
3.500%), 11/6/2024
b
653,170
Reynolds Group Holdings, Inc., Term
Loan
109,715
0.000%,  (LIBOR 1M +
2.750%), 2/5/2023
b,c,d,e
103,407
TransDigm, Inc., Term Loan
1,226,925
3.239%,  (LIBOR 1M +
2.250%), 12/9/2025
b
1,113,434
Vertiv Group Corporation, Term Loan
1,170,000
4.581%,  (LIBOR 1M +
3.000%), 3/2/2027
b,c
1,006,200
Total 5,522,922
Communications Services (4.0%)
Altice France SA, Term Loan
340,375
3.739%,  (LIBOR 1M +
2.750%), 7/31/2025
b
312,294
Principal
Amount Bank Loans (15.8%)
a
Value
Communications Services (4.0%) - continued
CenturyLink, Inc., Term Loan
$ 1,775,550
3.239%,  (LIBOR 1M +
2.250%), 3/15/2027
b
$ 1,647,941
CommScope, Inc., Term Loan
910,425
4.239%,  (LIBOR 1M +
3.250%), 4/4/2026
b,c
855,800
Coral-US Co-Borrower, LLC, Term
Loan
1,440,000
3.239%,  (LIBOR 1M +
2.250%), 1/31/2028
b
1,341,000
CSC Holdings, LLC, Term Loan
627,262
2.862%,  (LIBOR 1M +
2.250%), 7/17/2025
b
596,947
1,340,000
3.112%,  (LIBOR 1M +
2.500%), 4/15/2027
b
1,277,462
Diamond Sports Group, LLC, Term
Loan
895,500
4.180%,  (LIBOR 1M +
3.250%), 8/24/2026
b,c
689,535
Entercom Media Corporation, Term
Loan
428,098
3.489%,  (LIBOR 1M +
2.500%), 11/17/2024
b,c
385,288
Frontier Communications
Corporation, Term Loan
886,514
5.350%,  (LIBOR 3M +
3.750%), 6/15/2024
b
838,722
HCP Acquisition, LLC, Term Loan
688,318
4.000%,  (LIBOR 1M +
3.000%), 5/16/2024
b
594,246
Intelsat Jackson Holdings SA, Term
Loan
490,000
5.682%,  (LIBOR 3M +
3.750%), 11/27/2023
b
446,512
Mediacom Illinois, LLC, Term Loan
229,042
2.370%,  (LIBOR 1W +
1.750%), 2/15/2024
b,c
219,880
NEP Group, Inc., Term Loan
711,000
4.700%,  (LIBOR 3M +
3.250%), 10/20/2025
b
434,599
SBA Senior Finance II, LLC, Term
Loan
517,468
2.740%,  (LIBOR 1M + 1.750%),
4/11/2025
b,d,e
487,972
Sprint Communications, Inc., Term
Loan
942,695
3.500%,  (LIBOR 1M +
2.500%), 2/3/2024
b,c
935,625
Terrier Media Buyer, Inc., Term Loan
423,938
5.700%,  (LIBOR 3M +
4.250%), 12/17/2026
b,c
374,125
TNS, Inc., Term Loan
282,626
5.780%,  (LIBOR 3M +
4.000%), 8/14/2022
b
233,639
Virgin Media Bristol, LLC, Term Loan
1,170,000
3.205%,  (LIBOR 1M +
2.500%), 1/31/2028
b
1,076,400
WideOpenWest Finance, LLC, Term
Loan
587,925
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
539,421
Windstream Services, LLC, Term
Loan
390,000
3.490%,  (LIBOR 1M +
2.500%), 2/26/2021
b
378,300

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (15.8%)
a
Value
Communications Services (4.0%) - continued
$ 203,439
8.250%,  (PRIME + 5.000%),
3/30/2021
b,f
$ 125,115
Ziggo Financing Partnership, Term
Loan
760,000
3.205%,  (LIBOR 3M +
2.500%), 4/30/2028
b,c,d,e
714,400
Total 14,505,223
Consumer Cyclical (2.6%)
1011778 B.C., LLC, Term Loan
1,256,850
2.739%,  (LIBOR 1M +
1.750%), 11/19/2026
b
1,156,302
Boyd Gaming Corporation, Term Loan
198,386
2.934%,  (LIBOR 1W +
2.250%), 9/15/2023
b
170,673
Cengage Learning, Inc., Term Loan
690,066
5.250%,  (LIBOR 1M +
4.250%), 6/7/2023
b
556,076
Eldorado Resorts, Inc., Term Loan
111,233
3.250%,  (LIBOR 3M +
2.250%), 4/17/2024
b
97,329
Four Seasons Hotels, Ltd., Term Loan
561,932
2.989%,  (LIBOR 1M +
2.000%), 11/30/2023
b
505,739
Golden Entertainment, Inc., Term
Loan
1,032,550
3.960%,  (LIBOR 1M +
3.000%), 10/20/2024
b,c
774,412
Golden Nugget, LLC, Term Loan
1,166,736
3.580%,  (LIBOR 3M +
2.500%), 10/4/2023
b
904,220
IAA, Inc., Term Loan
217,688
3.250%,  (LIBOR 1M +
2.250%), 6/28/2026
b,c
206,803
LCPR Loan Financing, LLC, Term
Loan
1,120,000
5.705%,  (LIBOR 1M +
5.000%), 10/25/2026
b
1,026,200
Mohegan Gaming and
Entertainment, Term Loan
895,521
5.375%,  (LIBOR 1M + 4.375%),
10/13/2023
b
631,342
Scientific Games International, Inc.,
Term Loan
1,814,851
4.250%,  (LIBOR 1M +
2.750%), 8/14/2024
b
1,457,925
Staples, Inc., Term Loan
243,162
6.015%,  (LIBOR 1M +
4.500%), 9/12/2024
b,c
165,350
789,312
6.515%,  (LIBOR 1M +
5.000%), 4/12/2026
b
619,610
Stars Group Holdings BV, Term Loan
849,370
4.950%,  (LIBOR 3M +
3.500%), 7/10/2025
b
807,607
Tenneco, Inc., Term Loan
641,875
3.989%,  (LIBOR 1M +
3.000%), 10/1/2025
b
439,684
Total 9,519,272
Consumer Non-Cyclical (2.6%)
Air Medical Group Holdings, Inc.,
Term Loan
1,764,387
4.932%,  (LIBOR 2M +
3.250%), 4/28/2022
b
1,627,648
Principal
Amount Bank Loans (15.8%)
a
Value
Consumer Non-Cyclical (2.6%) - continued
Bausch Health Companies, Inc.,
Term Loan
$ 1,182,375
3.612%,  (LIBOR 1M +
3.000%), 6/1/2025
b
$ 1,118,822
Chobani, LLC, Term Loan
534,480
4.500%,  (LIBOR 1M +
3.500%), 10/10/2023
b
474,351
Endo International plc, Term Loan
570,218
5.250%,  (LIBOR 1M +
4.250%), 4/27/2024
b,d,e
508,919
Energizer Holdings, Inc., Term Loan
100,320
3.875%,  (LIBOR 1M +
2.250%), 12/17/2025
b,c
93,298
Grifols Worldwide Operations USA,
Inc., Term Loan
578,550
2.684%,  (LIBOR 1W +
2.000%), 11/15/2027
b
545,283
JBS USA LUX SA, Term Loan
860,653
3.072%,  (LIBOR 3M +
2.000%), 5/1/2026
b
801,019
Libbey Glass, Inc., Term Loan
293,799
4.005%,  (LIBOR 1M +
3.000%), 4/9/2021
b
119,723
Mallinckrodt International Finance
SA, Term Loan
356,636
4.704%,  (LIBOR 3M +
3.000%), 2/24/2025
b
238,279
McGraw-Hill Global Education
Holdings, LLC, Term Loan
505,244
5.450%,  (LIBOR 3M +
4.000%), 5/4/2022
b
410,930
MPH Acquisition Holdings, LLC, Term
Loan
1,440,000
4.200%,  (LIBOR 3M +
2.750%), 6/7/2023
b
1,268,395
Ortho-Clinical Diagnostics SA, Term
Loan
1,320,653
4.765%,  (LIBOR 1M +
3.250%), 6/30/2025
b
1,117,603
Plantronics, Inc., Term Loan
584,650
3.470%,  (LIBOR 3M +
2.500%), 7/2/2025
b
452,226
R.R. Donnelley & Sons Company,
Term Loan
99,246
5.989%,  (LIBOR 1M +
5.000%), 1/15/2024
b
85,848
Sotera Health Holdings, LLC, Term
Loan
455,000
5.500%,  (LIBOR 1M +
4.500%), 12/13/2026
b
394,003
Total 9,256,347
Energy (0.9%)
BCP Raptor II, LLC, Term Loan
401,963
5.739%,  (LIBOR 1M +
4.750%), 11/3/2025
b
221,079
Buckeye Partners, LP, Term Loan
150,000
0.000%,  (LIBOR 1M +
2.750%), 11/1/2026
b,d,e
136,800
Calpine Corporation, Term Loan
594,399
3.240%,  (LIBOR 1M +
2.250%), 1/15/2024
b
569,434
CONSOL Energy, Inc., Term Loan
430,650
5.490%,  (LIBOR 1M +
4.500%), 9/28/2024
b
279,923

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (15.8%)
a
Value
Energy (0.9%) - continued
Consolidated Energy Finance SA,
Term Loan
$ 393,000
3.205%,  (LIBOR 1M +
2.500%), 5/7/2025
b,c
$ 275,100
Fieldwood Energy, LLC, Term Loan
570,000
7.027%,  (LIBOR 3M + 5.250%),
4/11/2022
b
178,125
Radiate Holdco, LLC, Term Loan
1,544,190
3.989%,  (LIBOR 1M +
3.000%), 2/1/2024
b
1,415,513
Total 3,075,974
Financials (1.6%)
Avolon TLB Borrower 1 US, LLC, Term
Loan
408,618
2.523%,  (LIBOR 1M +
1.750%), 1/15/2025
b
362,310
Cyxtera DC Holdings, Inc., Term Loan
667,182
4.000%,  (LIBOR 1M +
3.000%), 5/1/2024
b
427,664
105,000
8.050%,  (LIBOR 1M + 7.250%),
5/1/2025
b
37,216
Digicel International Finance, Ltd.,
Term Loan
943,238
4.870%,  (LIBOR 3M +
3.250%), 5/27/2024
b
729,831
GGP Nimbus, LLC, Term Loan
1,039,175
3.489%,  (LIBOR 1M +
2.500%), 8/24/2025
b
727,422
Harland Clarke Holdings Corporation,
Term Loan
791,099
6.463%,  (LIBOR 3M +
4.750%), 11/3/2023
b
476,392
Level 3 Financing, Inc., Term Loan
725,000
2.739%,  (LIBOR 1M +
1.750%), 3/1/2027
b
674,250
MoneyGram International, Inc., Term
Loan
402,260
6.989%,  (LIBOR 1M +
6.000%), 6/30/2023
b
287,616
NCR Corporation, Term Loan
611,925
3.490%,  (LIBOR 1M +
2.500%), 8/28/2026
b
550,732
Northriver Midstream Finance, LP,
Term Loan
588,510
5.159%,  (LIBOR 3M +
3.250%), 10/1/2025
b
448,862
Tronox Finance, LLC, Term Loan
1,235,476
3.930%,  (LIBOR 1M +
2.750%), 9/22/2024
b
1,075,741
Total 5,798,036
Technology (1.4%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
1,114,400
4.489%,  (LIBOR 1M +
3.500%), 8/21/2026
b,c
936,096
Prime Security Services Borrower,
LLC, Term Loan
1,661,650
4.606%,  (LIBOR 1M +
3.250%), 9/23/2026
b
1,483,854
Rackspace Hosting, Inc., Term Loan
1,493,179
4.763%,  (LIBOR 3M +
3.000%), 11/3/2023
b
1,291,600
Principal
Amount Bank Loans (15.8%)
a
Value
Technology (1.4%) - continued
SS&C Technologies, Inc., Term Loan
$ 260,452
2.739%,  (LIBOR 1M +
1.750%), 4/16/2025
b
$ 242,871
185,850
2.739%,  (LIBOR 1M +
1.750%), 4/16/2025
b
173,305
Zayo Group Holdings, Inc., Term Loan
1,110,000
3.989%,  (LIBOR 1M +
3.000%), 3/9/2027
b,c,d,e
1,043,400
Total 5,171,126
Transportation (0.3%)
Genesee & Wyoming, Inc., Term Loan
695,000
3.450%,  (LIBOR 3M +
2.000%), 12/30/2026
b
662,425
United Airlines, Inc., Term Loan
520,000
2.739%,  (LIBOR 3M +
1.750%), 4/1/2024
b,c,d,e
468,000
Total 1,130,425
Utilities (0.3%)
Core and Main, LP, Term Loan
483,862
4.331%,  (LIBOR 1M +
2.750%), 8/1/2024
b
424,589
EnergySolutions, LLC, Term Loan
343,875
5.200%,  (LIBOR 3M +
3.750%), 5/11/2025
b,c
295,733
Talen Energy Supply, LLC, Term Loan
288,550
4.739%,  (LIBOR 1M +
3.750%), 7/8/2026
b
249,596
Total 969,918
Total Bank Loans
(cost $66,220,227) 57,187,588
Shares Common Stock ( 42.3% ) Value
Communications Services (2.6%)
4,182 Activision Blizzard, Inc.
g
248,745
1,504 Alphabet, Inc., Class A
g
1,747,573
795 Alphabet, Inc., Class C
g
924,434
5,046 AT&T, Inc. 147,091
74,803 Auto Trader Group plc
h
404,219
5,438 Carsales.com, Ltd. 39,074
5,491 CenturyLink, Inc. 51,945
155 Charter Communications, Inc.
g
67,628
24,393 Comcast Corporation 838,631
1,349 Discovery, Inc., Class A
g,i
26,225
10,896 DISH Network Corporation
g
217,811
5,043 Facebook, Inc.
g
841,172
39,000 HKT Trust and HKT, Ltd. 53,042
1,462 Ipsos SA 30,336
2,460 Live Nation Entertainment, Inc.
g
111,832
41,714 Mediaset Espana Comunicacion SA 152,315
2,959 Meredith Corporation 36,159
4,551 Orange SA 55,101
15,089 QuinStreet, Inc.
g
121,466
3,458 Rightmove plc 20,855
211 Roku, Inc.
g
18,458
19,505 Seven West Media, Ltd.
g
949
13,100 SoftBank Corporation 166,877
1,900 SoftBank Group Corporation 67,264
246,193 Telecom Italia SPA 99,653
23,638 Telefonica SA 107,579
13,200 TV Asahi Holdings Corporation 200,057
11,864 Twitter, Inc.
g
291,380
5,001 Uber Technologies, Inc.
g
139,628

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (42.3%) Value
Communications Services (2.6%) - continued
25,292 Verizon Communications, Inc. $ 1,358,939
4,623 ViacomCBS, Inc. 64,768
16,760 Vodafone Group plc 23,186
3,830 Walt Disney Company 369,978
2,990 Wolters Kluwer NV 211,645
7,444 Zillow Group, Inc.
g
252,873
Total 9,508,888
Consumer Discretionary (3.7%)
1,890 Alibaba Group Holding, Ltd. ADR
g
367,567
1,479 Amazon.com, Inc.
g
2,883,636
1,900 AOKI Holdings, Inc. 12,724
3,700 Aoyama Trading Company, Ltd. 31,654
4,088 Aptiv plc 201,293
2,100 Autobacs Seven Company, Ltd. 24,172
240 AutoZone, Inc.
g
203,040
2,731 Berkeley Group Holdings plc 121,894
228 Booking Holdings, Inc.
g
306,733
1,200 Bridgestone Corporation 36,733
1,027 Bright Horizons Family Solutions,
Inc.
g
104,754
1,624 Burlington Stores, Inc.
g
257,339
1,186 Century Casinos, Inc.
g
2,858
245 Chipotle Mexican Grill, Inc.
g
160,328
2,400 Chiyoda Company, Ltd. 25,824
359 Churchill Downs, Inc. 36,959
30,200 Citizen Watch Company, Ltd. 106,552
6,926 Cooper-Standard Holdings, Inc.
g
71,130
10,280 Crocs, Inc.
g
174,657
6,118 D.R. Horton, Inc. 208,012
14,900 Denso Corporation 476,122
11,986 Designer Brands, Inc. 59,690
2,555 Eldorado Resorts, Inc.
g
36,792
1,009 Emerald Holding, Inc 2,613
7,764 Etsy, Inc.
g
298,448
900 Exedy Corporation 13,246
38,000 Galaxy Entertainment Group, Ltd. 200,139
1,851 Genuine Parts Company 124,628
5,596 Home Depot, Inc. 1,044,829
2,760 Industria de Diseno Textil SA 71,522
9,209 Lowe's Companies, Inc. 792,434
2,101 Lululemon Athletica, Inc.
g
398,245
2,094 McDonald's Corporation 346,243
1,284 Mohawk Industries, Inc.
g
97,892
28,149 Moneysupermarket.com Group plc 104,603
8,444 Movado Group, Inc. 99,808
543 Netflix, Inc.
g
203,896
10,300 NHK Spring Company, Ltd. 67,186
3,548 NIKE, Inc. 293,562
4,600 Nissan Motor Company, Ltd. 15,390
141 NVR, Inc.
g
362,245
2,100 Onward Holdings Company, Ltd. 9,230
2,586 Oxford Industries, Inc. 93,768
1,900 Park24 Company, Ltd. 28,009
3,467 Penn National Gaming, Inc.
g
43,858
2,928 Playa Hotels and Resorts NV
g
5,124
1,600 PLENUS Company, Ltd. 27,361
17,739 Redrow plc 78,635
3,082 RH
g,i
309,649
2,500 Rinnai Corporation 176,226
3,900 Sangetsu Company, Ltd. 57,725
2,000 SHIMAMURA Company, Ltd. 120,868
6,065 Sony Corporation ADR 358,927
45,700 Sumitomo Electric Industries, Ltd. 477,473
1,000 Sumitomo Forestry Company, Ltd. 12,768
24,500 Sumitomo Rubber Industries, Ltd. 230,124
Shares Common Stock (42.3%) Value
Consumer Discretionary (3.7%) - continued
2,069 Super Retail Group, Ltd. $ 5,918
800 Takara Standard Company, Ltd. 12,228
66,666 Taylor Wimpey plc 95,930
4,278 Texas Roadhouse, Inc. 176,681
5,642 TJX Companies, Inc. 269,744
4,600 Toyoda Gosei Company, Ltd. 78,286
900 United Arrows, Ltd. 13,535
1,067 Wynn Resorts, Ltd. 64,223
6,142 Zumiez, Inc.
g
106,379
Total 13,300,061
Consumer Staples (2.3%)
3,880 Anheuser-Busch InBev NV 171,379
2,500 Arcs Company, Ltd. 44,913
1,513 B&G Foods, Inc. 27,370
5,356 Bunge, Ltd. 219,757
3,060 Carlsberg AS 344,494
934 Casey's General Stores, Inc. 123,746
13,605 Coca-Cola Company 602,021
6,496 Colgate-Palmolive Company 431,075
1,001 Costco Wholesale Corporation 285,415
25,767 Cott Corporation 233,449
3,555 ForFarmers BV 22,113
799 Glanbia plc 8,698
21,935 Hain Celestial Group, Inc.
g
569,652
2,923 John B. Sanfilippo & Son, Inc. 261,316
2,200 Kewpie Corporation 44,033
1,935 Kimberly-Clark Corporation 247,428
11 Lindt & Spruengli AG 92,328
410 L'Oreal SA 106,113
800 Ministop Company, Ltd. 10,792
8,759 Nestle SA 896,640
3,888 PepsiCo, Inc. 466,949
4,091 Philip Morris International, Inc. 298,479
5,632 Procter & Gamble Company 619,520
809 Reckitt Benckiser Group plc 61,626
4,300 Sugi Holdings Company, Ltd. 230,263
11,200 Sundrug Company, Ltd. 358,895
7,940 Turning Point Brands, Inc. 167,613
3,876 Unilever NV 190,510
10,146 Wal-Mart Stores, Inc. 1,152,789
Total 8,289,376
Energy (1.6%)
15,265 BP plc ADR 372,313
5,864 Chevron Corporation 424,905
5,027 Cimarex Energy Company 84,604
4,139 ConocoPhillips 127,481
2,051 Continental Resources, Inc. 15,670
6,067 Contura Energy, Inc.
g
14,258
6,035 Diamondback Energy, Inc. 158,117
18,650 Enbridge, Inc. 542,529
10,315 Eni SPA 102,505
40,547 Enterprise Products Partners, LP 579,822
3,190 EOG Resources, Inc. 114,585
22,197 Euronav NV 250,382
6,125 Exxon Mobil Corporation 232,566
384 Gaztransport Et Technigaz SA 27,647
20,583 Halliburton Company 140,994
2,521 Helmerich & Payne, Inc. 39,454
97,200 JXTG Holdings, Inc. 331,198
26,398 Marathon Oil Corporation 86,849
9,234 Marathon Petroleum Corporation 218,107
6,394 NexTier Oilfield Solutions, Inc.
g
7,481
9,376 Nine Energy Service, Inc.
g
7,579
745 OMV AG 20,388

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (42.3%) Value
Energy (1.6%) - continued
1,625 ONEOK, Inc. $ 35,441
19,091 Pacific Drilling SA
g,i
8,209
27,695 Patterson-UTI Energy, Inc. 65,083
4,013 Pioneer Natural Resources Company 281,512
18,158 Royal Dutch Shell plc, Class A 315,471
29,400 Royal Dutch Shell plc, Class B 493,156
3,595 Schlumberger, Ltd. 48,497
7,286 SEACOR Holdings, Inc.
g
196,431
5,313 Talos Energy, Inc.
g
30,550
2,381 Total SA 89,713
2,930 TransCanada Energy Corporation 130,229
25,513 WPX Energy, Inc.
g
77,815
Total 5,671,541
Financials (6.5%)
16,555 AB Industrivarden 316,987
8,428 Aflac, Inc. 288,575
11,400 AIA Group, Ltd. 102,083
5,775 Air Lease Corporation 127,858
4,334 Allianz SE 738,070
17,832 Ally Financial, Inc. 257,316
2,236 American Express Company 191,424
2,821 American Financial Group, Inc. 197,696
6,316 American International Group, Inc. 153,163
604 Ameriprise Financial, Inc. 61,898
908 Aon plc 149,856
26,150 Assured Guaranty, Ltd. 674,408
3,442 Baloise Holding AG 448,740
43,397 Bank Leumi Le-Israel BM 239,289
61,545 Bank of America Corporation 1,306,600
308 Bank of Marin Bancorp 9,240
5,852 Bank of Montreal 295,490
5,962 Bank of N.T. Butterfield & Son, Ltd. 101,533
2,698 Bank of New York Mellon Corporation 90,869
2,975 Berkshire Hathaway, Inc.
g
543,919
960 BlackRock, Inc. 422,371
12,550 Bridgewater Bancshares, Inc.
g
122,362
7,023 Capital One Financial Corporation 354,100
6,387 Charles Schwab Corporation 214,731
2,521 Chubb, Ltd. 281,570
35,912 CI Financial Corporation 356,492
20,742 Citigroup, Inc. 873,653
2,358 Citizens Financial Group, Inc. 44,354
658 CME Group, Inc. 113,775
1,988 CNP Assurances 19,249
1,565 Cohen & Steers, Inc. 71,129
9,545 Comerica, Inc. 280,050
6,407 Commonwealth Bank of Australia 241,737
1,246 Community Trust Bancorp, Inc. 39,610
1,223 Cullen/Frost Bankers, Inc. 68,231
25,900 DBS Group Holdings, Ltd. 337,947
1,273 Deutsche Boerse AG 174,890
12,620 Deutsche Pfandbriefbank AG
h
95,270
25,881 DnB ASA 288,339
2,033 Ellington Residential Mortgage REIT 10,775
1,050 Enstar Group, Ltd.
g
167,003
6,215 Euronext NV
h
457,631
20,870 Everi Holdings, Inc.
g
68,871
313 FBL Financial Group, Inc. 14,608
370 Financial Institutions, Inc. 6,712
2,571 First Busey Corporation 43,990
8,851 First Interstate BancSystem, Inc. 255,263
239 First Mid-Illinois Bancshares, Inc. 5,674
1,329 First Republic Bank 109,350
66,501 FlexiGroup, Ltd. 30,737
1,062 Goldman Sachs Group, Inc. 164,175
Shares Common Stock (42.3%) Value
Financials (6.5%) - continued
1,426 Great Southern Bancorp, Inc. $ 57,610
2,021 Hamilton Lane, Inc.
i
111,782
12,188 Hartford Financial Services Group,
Inc. 429,505
6,581 Heartland Financial USA, Inc. 198,746
19,180 Heritage Commerce Corporation 147,111
958 Hometrust Bancshares, Inc. 15,251
2,273 Houlihan Lokey, Inc. 118,469
19,481 HSBC Holdings plc 109,362
433 Independent Bank Corporation 5,573
5,331 Interactive Brokers Group, Inc. 230,139
101,543 Israel Discount Bank, Ltd. 296,086
7,812 J.P. Morgan Chase & Company 703,314
4,954 Kemper Corporation 368,429
41,263 KeyCorp 427,897
900 L E Lundbergforetagen AB 36,484
646 Lakeland Bancorp, Inc. 6,983
6,553 Laurentian Bank of Canada 142,301
1,155 M&T Bank Corporation 119,462
26,341 Manulife Financial Corporation 330,736
456 Markel Corporation
g
423,118
945 Marsh & McLennan Companies, Inc. 81,705
7,817 Meridian Bancorp, Inc. 87,707
7,330 MetLife, Inc. 224,078
3,229 MidWestOne Financial Group, Inc. 67,615
2,460 Mizrahi Tefahot Bank, Ltd. 45,278
10,891 Morgan Stanley 370,294
2,154 National Bank of Canada 83,249
15,779 Natixis 50,244
1,360 New York Community Bancorp, Inc. 12,770
2,081 Northern Trust Corporation 157,032
1,653 Onex Corporation 60,503
2,245 Paragon Banking Group plc 9,182
1,723 Pargesa Holding SA 113,758
1,414 PCSB Financial Corporation 19,782
266 Peapack-Gladstone Financial
Corporation 4,775
2,311 PNC Financial Services Group, Inc. 221,209
4,662 Popular, Inc. 163,170
6,833 Power Corporation of Canada 109,926
2,290 Primerica, Inc. 202,619
8,364 Prosight Global, Inc.
g
81,549
1,829 Prudential Financial, Inc. 95,364
214 QCR Holdings, Inc. 5,793
14,064 Radian Group, Inc. 182,129
4,744 Raymond James Financial, Inc. 299,821
3,660 Royal Bank of Canada 226,705
1,217 S&P Global, Inc. 298,226
9,245 Seacoast Banking Corporation of
Florida
g
169,276
2,600 Senshu Ikeda Holdings, Inc. 3,920
5,500 Singapore Exchange, Ltd. 35,422
6,385 State Auto Financial Corporation 177,439
13,218 Sun Life Financial, Inc. 425,196
541 SVB Financial Group
g
81,734
1,409 Swiss Life Holding AG 472,925
10,659 Synovus Financial Corporation 187,172
2,165 T. Rowe Price Group, Inc. 211,412
900 Topdanmark AS 36,114
22,947 Toronto-Dominion Bank 975,570
5,055 Triumph Bancorp, Inc.
g
131,430
10,697 U.S. Bancorp 368,512
218 Washington Trust Bancorp, Inc. 7,970
2,677 Wells Fargo & Company 76,830
7,275 Western Alliance Bancorp 222,688

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (42.3%) Value
Financials (6.5%) - continued
19,089 Zions Bancorporations NA $ 510,822
Total 23,676,936
Health Care (6.4%)
5,278 Abbott Laboratories 416,487
1,056 AbbVie, Inc. 80,457
2,263 Alexion Pharmaceuticals, Inc.
g
203,195
1,630 Align Technology, Inc.
g
283,538
2,597 Amgen, Inc. 526,490
469 Anthem, Inc. 106,482
11,257 Bausch Health Companies, Inc.
g
174,483
663 Becton, Dickinson and Company 152,338
1,440 Biogen, Inc.
g
455,587
5,815 Catalent, Inc.
g
302,089
1,062 CEL-SCI Corporation
g
12,255
9,321 Centene Corporation
g
553,761
2,363 Cigna Holding Company 418,676
4,521 CSL, Ltd. 819,530
11,420 CVS Health Corporation 677,549
4,743 Danaher Corporation 656,479
2,733 Edwards Lifesciences Corporation
g
515,498
5,343 Gilead Sciences, Inc. 399,443
47,821 GlaxoSmithKline plc 897,319
5,521 Grifols SA 184,718
7,473 Halozyme Therapeutics, Inc.
g
134,439
3,064 HCA Healthcare, Inc. 275,300
636 Humana, Inc. 199,717
8,516 iBio, Inc.
g
9,027
294 Illumina, Inc.
g
80,297
1,164 Intuitive Surgical, Inc.
g
576,424
2,317 IQVIA Holding, Inc.
g
249,912
2,324 Jazz Pharmaceuticals, Inc.
g
231,796
13,577 Johnson & Johnson 1,780,352
1,100 KYORIN Holdings, Inc. 22,463
349 Laboratory Corporation of America
Holdings
g
44,110
2,180 LHC Group, Inc.
g
305,636
244 Ligand Pharmaceuticals, Inc.
g
17,744
381 LNA Sante 15,915
13,936 Medtronic plc 1,256,748
14,141 Merck & Company, Inc. 1,088,009
1,205 Neurocrine Biosciences, Inc.
g
104,293
16,822 Novartis AG 1,387,795
16,405 Novo Nordisk AS 979,643
9,298 Optinose, Inc.
g
41,748
1,174 PerkinElmer, Inc. 88,379
16,750 Pfizer, Inc. 546,720
6,353 Recordati SPA 267,669
4,465 Roche Holding AG 1,436,578
59 Siegfried Holding AG 23,744
1,308 Sonova Holding AG 233,235
2,276 Stryker Corporation 378,931
6,524 Syneos Health, Inc.
g
257,176
630 Tactile Systems Technology, Inc.
g
25,301
3,400 Takeda Pharmaceutical Company,
Ltd. 103,524
216 Teladoc Health, Inc.
g
33,482
2,806 Thermo Fisher Scientific, Inc. 795,782
500 Tsumura & Company 12,750
2,972 UnitedHealth Group, Inc. 741,157
2,634 Universal Health Services, Inc. 260,977
931 Veeva Systems, Inc.
g
145,580
1,639 Vertex Pharmaceuticals, Inc.
g
390,000
7,919 Wright Medical Group NV
g
226,879
1,282 Zimmer Biomet Holdings, Inc. 129,585
Shares Common Stock (42.3%) Value
Health Care (6.4%) - continued
3,420 Zoetis, Inc. $ 402,500
Total 23,137,691
Industrials (5.7%)
603 3M Company 82,315
5,054 Aalberts NV 121,082
296 Aeroports de Paris SA 28,595
9,856 AGCO Corporation 465,696
21,255 Altra Industrial Motion Corporation 371,750
6,353 AMETEK, Inc. 457,543
7,009 Arcosa, Inc. 278,538
5,328 ASGN, Inc.
g
188,185
9,737 Assa Abloy AB 181,777
13,229 Atlas Copco AB, Class A 439,921
5,233 Atlas Copco AB, Class B 152,225
1,843 Boeing Company 274,865
2,341 Caterpillar, Inc. 271,650
2,441 CIA De Distribucion Integral 39,185
566 CSW Industrials, Inc. 36,705
3,537 CSX Corporation 202,670
4,464 Curtiss-Wright Corporation 412,518
10,046 Delta Air Lines, Inc. 286,612
1,838 EMCOR Group, Inc. 112,706
6,875 Emerson Electric Company 327,594
4,516 Encore Wire Corporation 189,627
363 Geberit AG 159,059
5,303 General Dynamics Corporation 701,640
289 Gorman-Rupp Company 9,020
3,500 GS Yuasa Corporation 46,839
30,312 GWA Group, Ltd.
i
48,600
3,200 Hanwa Company, Ltd. 49,548
2,432 Helios Technologies, Inc. 92,221
10,800 Hino Motors, Ltd. 57,598
9,482 Honeywell International, Inc. 1,268,597
3,063 Huntington Ingalls Industries, Inc. 558,109
2,362 IDEX Corporation 326,216
7,200 Inaba Denki Sangyo Company, Ltd. 152,975
2,765 Ingersoll - Rand, Inc.
g,i
68,572
8,102 Johnson Controls International plc 218,430
1,581 Kansas City Southern 201,072
771 Kennametal, Inc. 14,356
9,700 Kinden Corporation 142,730
8,525 Koninklijke Philips NV 350,014
9,483 Legrand SA 611,631
2,287 Lincoln Electric Holdings, Inc.
i
157,803
1,399 Lockheed Martin Corporation 474,191
57,600 Marubeni Corporation 285,872
11,503 Meritor, Inc.
g
152,415
29,400 Mitsubishi Corporation 621,876
3,000 Mitsuboshi Belting, Ltd. 33,495
43,900 Mitsui & Company, Ltd. 609,495
12,813 National Express Group plc 32,443
9,000 Nitto Kogyo Corporation 142,938
5,470 Nobina AB
h
29,558
1,095 Norfolk Southern Corporation 159,870
224 Northrop Grumman Corporation 67,771
2,466 Old Dominion Freight Line, Inc. 323,687
14,713 PageGroup plc 66,055
3,257 Parker-Hannifin Corporation 422,531
795 Patrick Industries, Inc. 22,387
17,789 Primoris Services Corporation 282,845
7,656 Raven Industries, Inc. 162,537
3,906 Redde Northgate plc 6,716
30,827 RELX plc 657,922
7,690 Ritchie Brothers Auctioneers, Inc. 262,844
1,267 Rockwell Automation, Inc. 191,203

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (42.3%) Value
Industrials (5.7%) - continued
1,888 Saia, Inc.
g
$ 138,843
6,959 Sandvik AB 97,890
4,000 Sanwa Holdings Corporation 31,064
6,544 Schneider Electric SE 553,118
10,769 Signify NV
h
208,706
13,265 SKF AB 180,764
196,300 Sojitz Corporation 460,254
13,826 Southwest Airlines Company 492,344
1,446 Spirax-Sarco Engineering plc 145,168
29,600 Sumitomo Corporation 337,566
1,500 Taikisha, Ltd. 43,136
463 Teledyne Technologies, Inc.
g
137,636
4,200 Toppan Forms Company, Ltd. 37,429
3,135 Trane Technologies plc 258,920
2,814 Transcontinental, Inc. 24,975
2,800 Tsubakimoto Chain Company 63,245
736 Union Pacific Corporation 103,805
6,013 United Airlines Holdings, Inc.
g,i
189,710
3,614 United Rentals, Inc.
g
371,881
7,899 United Technologies Corporation 745,113
1,895 Valmont Industries, Inc. 200,832
4,600 Verisk Analytics, Inc. 641,148
2,153 Vinci SA 175,920
1,700 Yuasa Trading Company, Ltd. 44,723
Total 20,849,630
Information Technology (8.6%)
3,289 Accenture plc 536,962
1,844 Adobe, Inc.
g
586,835
2,142 Advanced Energy Industries, Inc.
g
103,866
28,173 Advanced Micro Devices, Inc.
g
1,281,308
2,939 Agilysys, Inc.
g
49,081
6,543 Akamai Technologies, Inc.
g
598,619
4,133 Alliance Data Systems Corporation 139,075
9,563 Amadeus IT Holding SA 450,120
5,028 Amphenol Corporation 366,441
2,227 ANSYS, Inc.
g
517,711
13,054 Apple, Inc. 3,319,502
235 ASM International NV 23,909
1,973 ASML Holding NV 520,112
3,960 Automatic Data Processing, Inc. 541,253
6,387 BE Semiconductor Industries NV 195,614
3,407 Blackline, Inc.
g
179,242
1,611 Broadcom, Ltd. 381,968
1,158 Broadridge Financial Solutions, Inc. 109,813
3,900 Canon, Inc. 84,751
12,605 CGI, Inc.
g
682,424
15,959 Change Healthcare, Inc.
g
159,430
16,324 Ciena Corporation
g
649,858
48,383 Cisco Systems, Inc. 1,901,936
4,575 Computer Services, Inc. 184,052
14,638 Computershare, Ltd. 87,628
1,131 Dialog Semiconductor plc
g
29,398
7,362 Dolby Laboratories, Inc. 399,094
268 Euronet Worldwide, Inc.
g
22,973
3,400 Fuji Soft, Inc. 109,153
742 Gartner, Inc.
g
73,881
25,476 Halma plc 598,329
643 Infineon Technologies AG 9,282
5,464 Intel Corporation 295,712
1,188 International Business Machines
Corporation 131,785
2,374 Intuit, Inc. 546,020
2,063 KLA-Tencor Corporation 296,536
513 Lam Research Corporation 123,120
5,704 Lattice Semiconductor Corporation
g
101,645
Shares Common Stock (42.3%) Value
Information Technology (8.6%) - continued
868 Littelfuse, Inc. $ 115,809
2,060 Lumentum Holdings, Inc.
g
151,822
5,362 MasterCard, Inc. 1,295,245
2,573 Microchip Technology, Inc. 174,449
10,901 Micron Technology, Inc.
g
458,496
28,513 Microsoft Corporation 4,496,785
904 Monolithic Power Systems, Inc. 151,384
2,042 Motorola Solutions, Inc. 271,423
7,228 National Instruments Corporation 239,102
4,800 NEC Networks & System Integration
Corporation 194,572
1,537 Nice, Ltd. ADR
g
220,652
27,962 Nuance Communications, Inc.
g
469,202
1,952 NVIDIA Corporation 514,547
4,642 Oracle Corporation 224,348
500 Oracle Corporation Japan 43,611
1,353 Paychex, Inc. 85,131
3,525 PayPal Holdings, Inc.
g
337,483
2,730 Plexus Corporation
g
148,949
3,749 QUALCOMM, Inc. 253,620
2,100 Ryoyo Electro Corporation 39,987
9,826 SailPoint Technologies Holdings, Inc.
g
149,552
1,258 Salesforce.com, Inc.
g
181,127
336 Samsung Electronics Company, Ltd.
GDR 332,350
341 SAP SE 38,072
1,310 ServiceNow, Inc.
g
375,420
4,054 Square, Inc.
g
212,349
1,893 Synopsys, Inc.
g
243,799
4,388 TE Connectivity, Ltd. 276,356
7,642 Teradyne, Inc. 413,967
11,776 Texas Instruments, Inc. 1,176,776
683 VeriSign, Inc.
g
123,001
6,109 Virtusa Corporation
g
173,496
6,440 Visa, Inc. 1,037,613
1,470 VMware, Inc.
g
178,017
89 Wirecard AG 10,028
Total 31,196,978
Materials (1.7%)
12,200 Air Water, Inc. 167,077
1,585 Allegheny Technologies, Inc.
g
13,473
1,809 Anglo American plc 31,700
5,728 Arcelor Mittal 54,075
6,037 Ball Corporation 390,353
8,682 CF Industries Holdings, Inc. 236,150
5,306 Coeur Mining, Inc.
g
17,032
6,753 Eastman Chemical Company 314,555
3,215 Ecolab, Inc. 500,994
19,427 Element Solutions, Inc.
g
162,410
280 Eramet SA 8,764
7,690 First Majestic Silver Corporation
g
47,601
18,865 Gold Road Resources, Ltd.
g
16,037
9,221 Granges AB 45,302
14,275 Hexpol AB 84,341
5,983 Hochschild Mining plc 7,818
2,700 Hokuetsu Corporation 10,081
16,640 IAMGOLD Corporation
g
37,939
44,621 Ivanhoe Mines, Ltd.
g
74,194
1,092 Kirkland Lake Gold, Ltd. 32,163
5,172 Koninklijke DSM NV 581,793
8,300 Kyoei Steel, Ltd. 95,341
1,600 Lintec Corporation 33,486
16,079 Louisiana-Pacific Corporation 276,237
975 MAG Silver Corporation
g
7,524

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (42.3%) Value
Materials (1.7%) - continued
17,500 Nippon Light Metal Holdings
Company, Ltd. $ 27,247
44,500 Nippon Steel Corporation 379,332
2,647 Northern Star Resources, Ltd. 17,147
5,079 Nucor Corporation 182,946
3,330 PPG Industries, Inc. 278,388
14,563 Ramelius Resources, Ltd. 8,946
30,128 Resolute Mining, Ltd.
g
14,939
1,404 Rio Tinto, Ltd. 72,334
22,087 Sandfire Resources, Ltd. 44,258
500 Sanyo Special Steel Company, Ltd. 4,467
507 Sherwin-Williams Company 232,977
7,424 St Barbara, Ltd. 9,802
9,963 Steel Dynamics, Inc. 224,566
66,500 Sumitomo Chemical Company, Ltd. 196,471
1,400 Taiyo Holdings Company, Ltd. 52,368
6,300 Toagosei Company, Ltd. 54,539
76,200 Toray Industries, Inc. 329,834
5,200 Ube Industries, Ltd. 79,325
2,457 UFP Technologies, Inc.
g
93,587
2,558 United States Lime & Minerals, Inc. 188,908
11,115 UPM-Kymmene Oyj
i
303,072
10,156 Verso Corporation
g
114,560
Total 6,156,453
Real Estate (2.1%)
2,772 Agree Realty Corporation 171,587
2,955 Alexandria Real Estate Equities, Inc. 405,012
4,760 Allied Properties REIT 151,327
4,997 Alstria Office REIT AG 71,712
11,007 American Campus Communities, Inc. 305,444
1,362 American Tower Corporation 296,575
91,904 Ascendas REIT 181,971
13,100 Ascott Trust 7,224
693 AvalonBay Communities, Inc. 101,989
4,632 Camden Property Trust 367,040
7,425 Castellum AB 125,189
3,846 Choice Properties REIT 35,309
189 Cofinimmo SA 24,546
1,185 CoreSite Realty Corporation 137,341
7,418 Cousins Properties, Inc. 217,125
4,200 Daito Trust Construction Company,
Ltd. 390,027
2,360 Digital Realty Trust, Inc. 327,828
5,692 Douglas Emmett, Inc. 173,663
10,755 Duke Realty Corporation 348,247
692 EastGroup Properties, Inc. 72,300
1,997 Entra ASA
h
23,854
10,078 Equity Residential 621,913
4,231 Essential Properties Realty Trust, Inc. 55,257
970 Essex Property Trust, Inc. 213,633
6,961 Granite REIT 287,531
25,687 Host Hotels & Resorts, Inc. 283,584
15,000 Hysan Development Company, Ltd. 48,441
4,136 iSTAR Financial, Inc. 43,883
367 Japan Hotel REIT Investment
Corporation 107,134
1,372 Kungsleden AB 10,320
25,800 Mapletree Commercial Trust 33,091
10,976 MGIC Investment Corporation 69,698
7,792 National Storage Affiliates Trust 230,643
690 Plymouth Industrial REIT, Inc. 7,700
4,795 PSP Swiss Property AG 599,611
9,507 Quebecor, Inc. 210,163
2,619 RioCan REIT 30,018
19,000 Road King Infrastructure, Ltd. 28,534
Shares Common Stock (42.3%) Value
Real Estate (2.1%) - continued
17,946 Sunstone Hotel Investors, Inc. $ 156,310
1,902 Swiss Prime Site AG 185,123
15,470 TAG Immobilien AG 304,241
2,053 Terreno Realty Corporation 106,243
3,613 UDR, Inc. 132,019
41,100 Wing Tai Holdings, Ltd. 44,790
Total 7,745,190
Utilities (1.1%)
3,830 AGL Energy, Ltd. 40,082
7,411 Alliant Energy Corporation 357,877
471 American States Water Company 38,500
2,075 Avista Corporation 88,167
774 Black Hills Corporation 49,559
708 California Water Service Group 35,627
6,244 CMS Energy Corporation 366,835
614 DTE Energy Company 58,312
9,900 Enagas SA 195,299
53,964 Enel SPA 372,236
4,980 Entergy Corporation 467,971
18,336 Exelon Corporation 674,948
4,230 FirstEnergy Corporation 169,496
545 MGE Energy, Inc. 35,681
305 NextEra Energy, Inc. 73,389
2,529 Northland Power, Inc. 50,479
910 Northwest Natural Holding Company 56,192
2,009 NorthWestern Corporation 120,198
4,701 PNM Resources, Inc. 178,638
2,465 Portland General Electric Company 118,172
2,082 PPL Corporation 51,384
2,536 Public Service Enterprise Group, Inc. 113,892
2,155 South Jersey Industries, Inc. 53,875
1,886 Spire, Inc. 140,469
262 Unitil Corporation 13,708
723 Verbund AG 26,076
Total 3,947,062
Total Common Stock
(cost $169,259,590) 153,479,806
Principal
Amount Long-Term Fixed Income ( 26.4% ) Value
Asset-Backed Securities (2.1%)
Babson CLO, Ltd.
300,000
4.719%,  (LIBOR 3M + 2.900%),
7/20/2029, Ser. 2018-3A,
Class D
b,h
231,345
Benefit Street Partners CLO IV, Ltd.
300,000
3.569%,  (LIBOR 3M +
1.750%), 1/20/2029, Ser.
2014-IVA, Class A2RR
b,h
277,662
Business Jet Securities, LLC
358,912
4.447%,  6/15/2033, Ser.
2018-2, Class A
h
290,042
Cent CLO, LP
850,000
4.094%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
b,h
746,516
College Ave Student Loans, LLC
216,328
2.597%,  (LIBOR 1M +
1.650%), 11/26/2046, Ser.
2017-A, Class A1
b,h
210,468
Foundation Finance Trust
160,180
3.300%,  7/15/2033, Ser.
2017-1A, Class A
h
159,837

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (26.4%) Value
Asset-Backed Securities (2.1%) - continued
Harley Marine Financing, LLC
$ 446,249
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
h
$ 393,815
Madison Park Funding XIV, Ltd.
500,000
3.202%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,h
454,396
OHA Credit Funding 1, Ltd.
390,000
3.269%,  (LIBOR 3M +
1.450%), 10/20/2030, Ser.
2018-1A, Class A2
b,h
364,857
OZLM Funding II, Ltd.
785,000
3.270%,  (LIBOR 3M +
1.500%), 7/30/2031, Ser.
2012-2A, Class A1BR
b,h
718,216
OZLM IX, Ltd.
425,000
3.369%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,h
386,929
Palmer Square Loan Funding, Ltd.
300,000
4.069%,  (LIBOR 3M +
2.250%), 4/20/2027, Ser.
2019-1A, Class B
b,h
275,076
Park Avenue Institutional Advisers
CLO, Ltd.
800,000
3.319%,  (LIBOR 3M +
1.500%), 10/20/2031, Ser.
2018-1A, Class A1B
b,h
734,586
Pretium Mortgage Credit Partners,
LLC
472,553
3.721%,  1/25/2059, Ser.
2019-CFL1, Class A1
h,j
406,859
Riserva CLO, Ltd.
350,000
3.519%,  (LIBOR 3M +
1.700%), 10/18/2028, Ser.
2016-3A, Class BR
b,h
323,664
Sound Point CLO X, Ltd.
400,000
4.519%,  (LIBOR 3M +
2.700%), 1/20/2028, Ser.
2015-3A, Class DR
b,h
331,294
Sound Point CLO XXI, Ltd.
800,000
3.244%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,h
709,314
THL Credit Wind River CLO, Ltd.
350,000
4.681%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
b,h
282,878
Vericrest Opportunity Loan
Transferee
302,707
3.352%,  9/25/2049, Ser.
2019-NPL5, Class A1A
h,j
255,085
Total 7,552,839
Basic Materials (0.4%)
Anglo American Capital plc
86,000 4.125%,  9/27/2022
h
84,774
BHP Billiton Finance USA, Ltd.
144,000 6.750%,  10/19/2075
b,h
152,677
Cleveland-Cliffs, Inc.
120,000 5.750%,  3/1/2025 92,700
First Quantum Minerals, Ltd.
170,000 7.500%,  4/1/2025
h
141,472
Freeport-McMoRan, Inc.
90,000 4.125%,  3/1/2028 78,785
Principal
Amount Long-Term Fixed Income (26.4%) Value
Basic Materials (0.4%) - continued
$ 90,000 4.250%,  3/1/2030 $ 78,192
Kinross Gold Corporation
44,000 5.125%,  9/1/2021 44,110
Krayton Polymers, LLC
120,000 7.000%,  4/15/2025
h
106,200
Mosaic Company
15,000 3.250%,  11/15/2022 14,696
Norbord, Inc.
130,000 5.750%,  7/15/2027
h
118,679
Novelis Corporation
150,000 5.875%,  9/30/2026
h
147,205
40,000 4.750%,  1/30/2030
h
35,600
Olin Corporation
150,000 5.125%,  9/15/2027 134,035
Peabody Securities Finance
Corporation
170,000 6.375%,  3/31/2025
h
88,400
Syngenta Finance NV
71,000 3.933%,  4/23/2021
h
66,905
Tronox Finance plc
130,000 5.750%,  10/1/2025
h
116,025
Xstrata Finance Canada, Ltd.
66,000 4.950%,  11/15/2021
h
65,363
Total 1,565,818
Capital Goods (1.3%)
AECOM
200,000 5.125%,  3/15/2027 180,000
Aerojet Rocketdyne Holdings, Inc.,
Convertible
240,000 2.250%,  12/15/2023 396,172
Amsted Industries, Inc.
150,000 5.625%,  7/1/2027
h
145,937
Ardagh Packaging Finance plc
220,000 6.000%,  2/15/2025
h
220,616
Bombardier, Inc.
215,000 7.500%,  3/15/2025
h
148,888
Building Materials Corporation of
America
245,000 6.000%,  10/15/2025
h
240,786
Caterpillar Financial Services
Corporation
53,000 1.900%,  9/6/2022 52,780
48,000 1.950%,  11/18/2022 47,902
Cemex SAB de CV
80,000 5.450%,  11/19/2029
h
64,920
Chart Industries, Inc., Convertible
29,000 1.000%,  11/15/2024
h
22,664
Cintas Corporation No. 2
64,000 2.900%,  4/1/2022 63,999
CNH Industrial Capital, LLC
64,000 4.875%,  4/1/2021 62,552
Covanta Holding Corporation
120,000 6.000%,  1/1/2027 99,950
Crown Americas Capital Corporation
IV
190,000 4.500%,  1/15/2023 194,562
Crown Cork & Seal Company, Inc.
50,000 7.375%,  12/15/2026 51,250
Dycom Industries, Inc., Convertible
156,000 0.750%,  9/15/2021 131,625
General Electric Company
260,000 5.000%,  1/21/2021
b,k
214,500
H&E Equipment Services, Inc.
135,000 5.625%,  9/1/2025 125,213

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (26.4%) Value
Capital Goods (1.3%) - continued
Huntington Ingalls Industries, Inc.
$ 31,000 3.844%,  5/1/2025
h
$ 31,919
John Deere Capital Corporation
47,000 1.200%,  4/6/2023 46,013
48,000 2.050%,  1/9/2025 47,928
KBR, Inc., Convertible
214,000 2.500%,  11/1/2023 221,760
Lockheed Martin Corporation
25,000 2.500%,  11/23/2020 25,057
Otis Worldwide Corporation
47,000 2.056%,  4/5/2025
h
45,943
Owens-Brockway Glass Container,
Inc.
225,000 5.000%,  1/15/2022
h
227,284
Parker-Hannifin Corporation
70,000 2.700%,  6/14/2024 69,715
Patrick Industries, Inc., Convertible
106,000 1.000%,  2/1/2023 83,284
Republic Services, Inc.
34,000 2.500%,  8/15/2024 34,232
Reynolds Group Issuer, Inc.
240,000 5.125%,  7/15/2023
h
238,198
Rockwell Collins, Inc.
41,000 2.800%,  3/15/2022 41,420
Roper Technologies, Inc.
33,000 2.350%,  9/15/2024 32,083
Textron Financial Corporation
500,000
3.427%,  (LIBOR 3M +
1.735%), 2/15/2042
b,h
282,500
TransDigm, Inc.
50,000 6.250%,  3/15/2026
h
49,750
180,000 5.500%,  11/15/2027
h
161,550
TTM Technologies, Inc., Convertible
114,000 1.750%,  12/15/2020 127,808
United Rentals North America, Inc.
250,000 4.000%,  7/15/2030 223,750
United Technologies Corporation
78,000 3.950%,  8/16/2025 85,343
Waste Management, Inc.
35,000 2.950%,  6/15/2024 35,588
WW Grainger, Inc.
30,000 1.850%,  2/15/2025 30,033
Total 4,605,474
Collateralized Mortgage Obligations (5.0%)
Antler Mortgage Trust
400,000
4.458%,  6/27/2022, Ser.
2019-RTL1, Class A1
h
348,741
1,225,000
4.335%,  7/25/2022, Ser.
2018-RTL1, Class A1
h
1,218,634
Banc of America Alternative Loan
Trust
241,978
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 208,761
Banc of America Mortgage Securities
Trust
282,217
3.985%,  9/25/2035, Ser.
2005-H, Class 3A1
b
231,103
57,541
4.031%,  9/25/2035, Ser.
2005-H, Class 2A1
b
46,689
Bear Stearns Adjustable Rate
Mortgage Trust
78,539
3.971%,  1/25/2034, Ser.
2003-8, Class 5A
b
67,102
Principal
Amount Long-Term Fixed Income (26.4%) Value
Collateralized Mortgage Obligations (5.0%) -
continued
Bellemeade Re, Ltd.
$ 499,489
2.547%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,h
$ 495,691
CHL Mortgage Pass-Through Trust
265,594
3.416%,  11/20/2035, Ser.
2005-HYB7, Class 6A1
b
201,234
128,813
3.861%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
112,663
413,493
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 306,340
CIM Trust
292,999
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,h
301,048
Citigroup Mortgage Loan Trust, Inc.
350,404
4.082%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
293,452
Countrywide Alternative Loan Trust
282,718
6.500%,  8/25/2036, Ser.
2006-23CB, Class 2A3 147,048
Countrywide Home Loan Mortgage
Pass Through Trust
149,282
3.569%,  11/25/2035, Ser.
2005-22, Class 2A1
b
124,079
Credit Suisse First Boston Mortgage
Securities Corporation
111,130
5.250%,  10/25/2035, Ser.
2005-9, Class 1A3 105,120
Credit Suisse Mortgage Capital
Certificates
146,081
3.393%,  2/25/2024, Ser.
2020-BPL1, Class A1
h,j
144,535
286,143
3.322%,  10/25/2058, Ser.
2019-RPL8, Class A1
b,h
297,024
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
218,270
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 208,738
157,892
3.010%,  8/25/2035, Ser.
2005-AR1, Class 2A3
b
132,668
Eagle Re, Ltd.
480,403
2.747%,  (LIBOR 1M + 1.800%),
4/25/2029, Ser. 2019-1, Class
M1B
b,h
478,237
Federal Home Loan Mortgage
Corporation
942,942
3.500%,  8/15/2035, Ser.
345, Class C8
l
85,275
Federal Home Loan Mortgage
Corporation - REMIC
856,309
3.000%,  5/15/2027, Ser.
4046, Class GI
l
52,013
867,007
3.500%,  10/15/2032, Ser.
4119, Class KI
l
108,261
978,688
3.000%,  4/15/2033, Ser.
4203, Class DI
l
79,085
Federal National Mortgage
Association - REMIC
1,093,441
3.000%,  7/25/2027, Ser.
2012-73, Class DI
l
66,011
867,344
3.000%,  7/25/2027, Ser.
2012-74, Class AI
l
46,884
1,731,649
3.000%,  8/25/2027, Ser.
2012-95, Class HI
l
93,342

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (26.4%) Value
Collateralized Mortgage Obligations (5.0%) -
continued
$ 2,002,263
3.000%,  11/25/2027, Ser.
2012-121, Class BI
l
$ 127,900
1,245,656
3.000%,  12/25/2027, Ser.
2012-139, Class DI
l
71,885
613,977
2.500%,  1/25/2028, Ser.
2012-152, Class AI
l
35,466
1,644,532
3.000%,  1/25/2028, Ser.
2012-147, Class EI
l
97,213
690,853
3.000%,  2/25/2028, Ser.
2013-2, Class GI
l
45,300
2,581,711
3.000%,  3/25/2028, Ser.
2013-18, Class IL
l
153,819
635,132
2.500%,  6/25/2028, Ser.
2013-87, Class IW
l
38,483
979,902
3.000%,  11/25/2031, Ser.
2013-69, Class IO
l
50,628
609,759
3.000%,  2/25/2033, Ser.
2013-1, Class YI
l
66,875
Genworth Mortgage Insurance
Corporation
175,000
2.847%,  (LIBOR 1M +
1.900%), 11/26/2029, Ser.
2019-1, Class M1
b,h
166,168
GMAC Mortgage Corporation Loan
Trust
108,888
3.927%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
90,288
46,776
1.447%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,m
44,715
GMACM Mortgage Loan Trust
70,970
4.281%,  11/19/2035, Ser.
2005-AR6, Class 1A1
b
59,276
GSAA Home Equity Trust
76,740
4.524%,  8/25/2034, Ser.
2004-10, Class M2
j
72,438
IndyMac INDA Mortgage Loan Trust
829,506
3.880%,  8/25/2036, Ser.
2006-AR1, Class A1
b
667,937
IndyMac INDX Mortgage Loan Trust
505,267
1.157%,  (LIBOR 1M + 0.210%),
4/25/2046, Ser. 2006-AR2,
Class 1A1B
b
402,509
IndyMac Seconds Asset-Backed Trust
157,775
1.287%,  (LIBOR 1M +
0.340%), 10/25/2036, Ser.
2006-2B, Class A
b,m
77,147
J.P. Morgan Alternative Loan Trust
390,217
6.500%,  3/25/2036, Ser.
2006-S1, Class 1A19 285,548
Legacy Mortgage Asset Trust
402,113
4.000%,  1/25/2059, Ser.
2019-GS1, Class A1
h
362,740
464,722
3.250%,  11/25/2059, Ser.
2019-GS7, Class A1
h,j
469,005
Master Asset Securitization Trust
510,000
1.447%,  (LIBOR 1M +
0.500%), 6/25/2036, Ser.
2006-2, Class 2A2
b
151,023
Merrill Lynch Mortgage Investors
Trust
284,340
4.300%,  6/25/2035, Ser.
2005-A5, Class M1
b
122,135
Principal
Amount Long-Term Fixed Income (26.4%) Value
Collateralized Mortgage Obligations (5.0%) -
continued
Preston Ridge Partners Mortgage
Trust, LLC
$ 133,356
4.500%,  1/25/2024, Ser.
2019-1A, Class A1
h,j
$ 134,610
422,929
3.967%,  4/25/2024, Ser.
2019-2A, Class A1
h,j
378,297
397,920
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,h
395,647
234,071
4.750%,  10/25/2024, Ser.
2019-GS1, Class A2
b,h
233,785
Pretium Mortgage Credit Partners,
LLC
442,143
2.858%,  5/27/2059, Ser.
2020-NPL1, Class A1
h,j
345,375
Radnor RE, Ltd.
525,000
3.647%,  (LIBOR 1M +
2.700%), 3/25/2028, Ser.
2018-1, Class M2
b,h
529,263
RCO Mortgage, LLC
212,756
3.475%,  11/25/2024, Ser.
2019-2, Class A1
h,j
202,165
475,960
3.197%,  11/25/2052, Ser.
2017-INV1, Class A
b,h
455,210
Renaissance Home Equity Loan Trust
535,303
5.285%,  1/25/2037, Ser.
2006-4, Class AF2
j
227,489
Residential Accredit Loans, Inc. Trust
177,081
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 161,165
177,310
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 159,272
144,147
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 123,615
Residential Asset Securitization Trust
200,212
3.475%,  1/25/2034, Ser.
2004-IP1, Class A1
b
174,701
309,659
5.500%,  4/25/2035, Ser.
2005-A1, Class A3 317,519
Residential Funding Mortgage
Security I Trust
285,906
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 254,046
Stanwich Mortgage Loan Trust
162,637
3.475%,  11/16/2024, Ser.
2019-NPB2, Class A1
h,j
158,862
Starwood Mortgage Residential Trust
323,279
4.121%,  10/25/2048, Ser.
2018-IMC2, Class A1
b,h
317,548
Structured Adjustable Rate Mortgage
Loan Trust
96,668
4.212%,  7/25/2035, Ser.
2005-15, Class 4A1
b
77,587
185,471
4.035%,  9/25/2035, Ser.
2005-18, Class 1A1
b
132,293
Structured Asset Mortgage
Investments, Inc.
375,121
1.257%,  (LIBOR 1M + 0.310%),
12/25/2035, Ser. 2005-AR4,
Class A1
b
319,047
Toorak Mortgage Corporation
500,000
4.375%,  8/25/2021, Ser.
2018-1, Class A1
h,j
436,284
500,000
4.458%,  3/25/2022, Ser.
2019-1, Class A1
h,j
438,158

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (26.4%) Value
Collateralized Mortgage Obligations (5.0%) -
continued
$ 300,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
h,j
$ 296,301
Vericrest Opportunity Loan
Transferee
196,509
2.981%,  3/25/2050, Ser.
2020-NPL4, Class A1
h,j
171,528
250,000
3.475%,  3/25/2050, Ser.
2020-NPL5, Class A1B
h,j
181,187
170,501
3.352%,  8/25/2049, Ser.
2019-NPL4, Class A1A
h,j
154,636
900,000
4.090%,  11/25/2049, Ser.
2019-NPL8, Class A1B
h,j
670,428
107,208
3.426%,  12/27/2049, Ser.
2019-NP10, Class A1A
h,j
98,586
Verus Securitization Trust
282,096
3.345%,  5/25/2059, Ser.
2019-2, Class A2
b,h
276,168
Wachovia Asset Securitization, Inc.
248,970
1.087%,  (LIBOR 1M + 0.140%),
7/25/2037, Ser. 2007-HE1,
Class A
b,h,m
223,834
WaMu Mortgage Pass Through
Certificates
286,123
2.846%,  (12 MTA + 0.880%),
10/25/2046, Ser. 2006-AR13,
Class 1A
b
226,609
Wells Fargo Home Equity Trust
208,993
1.447%,  (LIBOR 1M +
0.500%), 4/25/2034, Ser.
2004-1, Class M1
b
192,408
Total 18,121,899
Commercial Mortgage-Backed Securities (0.1%)
Federal National Mortgage
Association - ACES
4,988,476
1.468%,  2/25/2031, Ser.
2019-M21, Class X2
b,l
551,643
Total 551,643
Communications Services (2.1%)
AMC Networks, Inc.
140,000 5.000%,  4/1/2024 134,400
American Tower Corporation
30,000 2.800%,  6/1/2020 29,764
30,000 3.450%,  9/15/2021 30,152
50,000 3.375%,  5/15/2024 50,230
41,000 2.950%,  1/15/2025 40,951
AT&T, Inc.
140,000 4.450%,  4/1/2024 148,296
CCO Holdings, LLC
125,000 5.500%,  5/1/2026
h
126,575
110,000 5.125%,  5/1/2027
h
110,712
60,000 4.500%,  8/15/2030
h
58,800
CCOH Safari, LLC
235,000 5.750%,  2/15/2026
h
237,444
Charter Communications Operating,
LLC
78,000 3.579%,  7/23/2020 77,758
50,000 4.500%,  2/1/2024 51,525
37,000 4.908%,  7/23/2025 39,859
Clear Channel Worldwide Holdings,
Inc.
110,000 5.125%,  8/15/2027
h
103,004
Principal
Amount Long-Term Fixed Income (26.4%) Value
Communications Services (2.1%) - continued
Comcast Corporation
$ 58,000 1.625%,  1/15/2022 $ 58,137
39,000 3.700%,  4/15/2024 41,859
39,000 3.950%,  10/15/2025 42,939
Cox Communications, Inc.
51,000 2.950%,  6/30/2023
h
51,027
Crown Castle International
Corporation
35,000 3.400%,  2/15/2021 35,236
44,000 3.150%,  7/15/2023 44,161
32,000 4.450%,  2/15/2026 33,417
CSC Holdings, LLC
200,000 5.500%,  5/15/2026
h
206,870
Deutsche Telekom International
Finance BV
34,000 2.485%,  9/19/2023
h
33,602
Discovery Communications, LLC
85,000 2.950%,  3/20/2023 84,820
DISH Network Corporation,
Convertible
1,104,000 3.375%,  8/15/2026 896,284
Embarq Corporation
110,000 7.995%,  6/1/2036 108,900
Fox Corporation
76,000 4.030%,  1/25/2024
h
78,960
Front Range BidCo, Inc.
160,000 4.000%,  3/1/2027
h
153,100
GCI Liberty, Inc., Convertible
679,000 1.750%,  9/30/2046
h
854,704
Gray Escrow, Inc.
110,000 7.000%,  5/15/2027
h
109,450
iHeartCommunications, Inc.
170,000 4.750%,  1/15/2028
h
153,000
Lamar Media Corporation
80,000 3.750%,  2/15/2028
h
74,990
Level 3 Financing, Inc.
100,000 5.250%,  3/15/2026 99,938
210,000 4.625%,  9/15/2027
h
208,719
Liberty Interactive, LLC, Convertible
118,000 3.500%,  1/15/2031 82,926
Moody's Corporation
44,000 2.750%,  12/15/2021 43,670
Neptune Finco Corporation
100,000 10.875%,  10/15/2025
h
107,750
Netflix, Inc.
200,000 4.875%,  4/15/2028 204,000
Nexstar Escrow Corporation
74,000 5.625%,  8/1/2024
h
69,652
100,000 5.625%,  7/15/2027
h
97,750
SFR Group SA
150,000 7.375%,  5/1/2026
h
151,500
Sirius XM Radio, Inc.
220,000 5.000%,  8/1/2027
h
223,278
Sprint Corporation
220,000 7.250%,  9/15/2021 226,754
230,000 7.625%,  2/15/2025 254,530
Telesat Canada / Telesat, LLC
170,000 4.875%,  6/1/2027
h
162,316
T-Mobile USA, Inc.
340,000 4.500%,  2/1/2026 345,950
Twitter, Inc., Convertible
309,000 0.250%,  6/15/2024 277,095
VeriSign, Inc.
130,000 4.750%,  7/15/2027 134,732

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (26.4%) Value
Communications Services (2.1%) - continued
Verizon Communications, Inc.
$ 102,000 2.946%,  3/15/2022 $ 104,038
81,000
2.792%,  (LIBOR 3M +
1.100%), 5/15/2025
b
73,833
Viacom, Inc.
65,000 4.250%,  9/1/2023 66,280
100,000 5.875%,  2/28/2057
b
85,125
Virgin Media Secured Finance plc
200,000 5.500%,  8/15/2026
h
203,000
Vodafone Group plc
52,000 3.750%,  1/16/2024 54,143
Windstream Services, LLC
130,000 8.625%,  10/31/2025
f,h
78,000
Ziggo BV
110,000 5.500%,  1/15/2027
h
110,000
Total 7,765,905
Consumer Cyclical (1.3%)
1011778 B.C., ULC
240,000 4.375%,  1/15/2028
h
221,736
Allison Transmission, Inc.
165,000 5.000%,  10/1/2024
h
160,050
American Honda Finance
Corporation
52,000 2.050%,  1/10/2023 51,209
BMW Finance NV
34,000 2.250%,  8/12/2022
h
32,531
Brookfield Property REIT, Inc.
80,000 5.750%,  5/15/2026
h
64,910
Brookfield Residential Properties,
Inc.
240,000 6.250%,  9/15/2027
h
208,176
Cedar Fair, LP
90,000 5.250%,  7/15/2029
h
76,050
D.R. Horton, Inc.
60,000 2.550%,  12/1/2020 59,165
Daimler Finance North America, LLC
32,000 2.550%,  8/15/2022
h
30,680
Ford Motor Credit Company, LLC
240,000 4.063%,  11/1/2024 217,800
250,000 4.134%,  8/4/2025 221,750
General Motors Financial Company,
Inc.
64,000 2.650%,  4/13/2020 63,950
64,000 4.375%,  9/25/2021 58,919
36,000 4.200%,  11/6/2021 34,227
43,000 3.150%,  6/30/2022 38,817
68,000 3.950%,  4/13/2024 61,630
48,000 2.900%,  2/26/2025 41,487
Hanesbrands, Inc.
170,000 4.875%,  5/15/2026
h
167,025
Harley-Davidson Financial Services,
Inc.
52,000 4.050%,  2/4/2022
h
50,833
Herc Holdings, Inc.
60,000 5.500%,  7/15/2027
h
55,800
Hilton Domestic Operating Company,
Inc.
220,000 4.875%,  1/15/2030 187,000
Home Depot, Inc.
65,000 2.625%,  6/1/2022 66,116
31,000 3.750%,  2/15/2024 32,735
Hyundai Capital America
52,000 3.000%,  6/20/2022
h
50,509
Principal
Amount Long-Term Fixed Income (26.4%) Value
Consumer Cyclical (1.3%) - continued
L Brands, Inc.
$ 55,000 6.694%,  1/15/2027 $ 39,710
Landry's, Inc.
120,000 6.750%,  10/15/2024
h
75,587
Lennar Corporation
65,000 2.950%,  11/29/2020 63,375
20,000 4.125%,  1/15/2022 19,800
48,000 4.875%,  12/15/2023 47,040
265,000 4.500%,  4/30/2024 259,181
14,000 5.875%,  11/15/2024 14,161
Live Nation Entertainment, Inc.,
Convertible
173,000 2.500%,  3/15/2023 164,442
Lowe's Companies, Inc.
31,000 4.000%,  4/15/2025 33,139
Mattamy Group Corporation
200,000 5.250%,  12/15/2027
h
186,000
McDonald's Corporation
70,000 3.350%,  4/1/2023 72,312
MGM Resorts International
110,000 6.000%,  3/15/2023 106,150
122,000 5.750%,  6/15/2025 109,190
Prime Security Services Borrower,
LLC
235,000 5.750%,  4/15/2026
h
230,300
Ralph Lauren Corporation
25,000 2.625%,  8/18/2020 25,024
Ryman Hospitality Properties, Inc.
80,000 4.750%,  10/15/2027
h
60,000
Scientific Games International, Inc.
110,000 5.000%,  10/15/2025
h
95,700
40,000 7.000%,  5/15/2028
h
24,600
ServiceMaster Company, LLC
220,000 5.125%,  11/15/2024
h
217,250
Six Flags Entertainment Corporation
70,000 5.500%,  4/15/2027
h
58,975
Staples, Inc.
130,000 7.500%,  4/15/2026
h
113,751
Target Corporation
31,000 2.250%,  4/15/2025 31,472
TJX Companies, Inc.
31,000 3.500%,  4/15/2025 31,707
Viking Cruises, Ltd.
80,000 5.875%,  9/15/2027
h
46,809
Volkswagen Group of America
Finance, LLC
62,000 4.250%,  11/13/2023
h
61,258
Yum! Brands, Inc.
160,000 4.750%,  1/15/2030
h
149,024
Total 4,589,062
Consumer Non-Cyclical (1.9%)
Abbott Laboratories
64,000 2.550%,  3/15/2022 64,552
46,000 3.400%,  11/30/2023 48,328
AbbVie, Inc.
44,000 2.900%,  11/6/2022 44,508
68,000 2.300%,  11/21/2022
h
67,937
104,000 3.600%,  5/14/2025 109,572
Albertson's Companies, Inc.
180,000 6.625%,  6/15/2024 182,700
50,000 4.875%,  2/15/2030
h
49,500
Allergan Sales, LLC
21,000 4.875%,  2/15/2021
h
21,325

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (26.4%) Value
Consumer Non-Cyclical (1.9%) - continued
Allergan, Inc.
$ 35,000 2.800%,  3/15/2023 $ 34,795
Altria Group, Inc.
47,000 3.800%,  2/14/2024 47,645
35,000 4.400%,  2/14/2026 36,244
Amgen, Inc.
47,000 1.900%,  2/21/2025 47,302
Anheuser-Busch Companies, LLC
35,000 3.650%,  2/1/2026 36,759
Anheuser-Busch InBev Finance, Inc.
40,000 3.300%,  2/1/2023 41,160
Anheuser-Busch InBev Worldwide,
Inc.
56,000 4.150%,  1/23/2025 60,406
Avantor, Inc.
120,000 6.000%,  10/1/2024
h
125,724
B&G Foods, Inc.
105,000 5.250%,  9/15/2027 102,375
BAT Capital Corporation
44,000 2.764%,  8/15/2022 43,335
56,000 3.222%,  8/15/2024 56,247
Bausch Health Companies, Inc.
100,000 7.000%,  1/15/2028
h
103,700
30,000 5.000%,  1/30/2028
h
28,401
30,000 5.250%,  1/30/2030
h
28,050
Bayer U.S. Finance II, LLC
70,000 3.500%,  6/25/2021
h
70,136
Becton, Dickinson and Company
88,000 3.363%,  6/6/2024 88,190
Boston Scientific Corporation
70,000 3.450%,  3/1/2024 71,834
Bristol-Myers Squibb Company
56,000 3.625%,  5/15/2024
h
59,172
Bunge, Ltd. Finance Corporation
65,000 3.500%,  11/24/2020 65,539
Cardtronics, Inc., Convertible
207,000 1.000%,  12/1/2020 197,003
Centene Corporation
220,000 4.750%,  1/15/2025 222,750
48,000 5.375%,  8/15/2026
h
48,960
40,000 4.250%,  12/15/2027
h
40,076
90,000 4.625%,  12/15/2029
h
90,450
Cigna Corporation
75,000 4.125%,  11/15/2025 80,307
Conagra Brands, Inc.
37,000 3.800%,  10/22/2021 37,288
37,000 4.300%,  5/1/2024 38,416
Constellation Brands, Inc.
70,000 4.250%,  5/1/2023 70,633
CVS Health Corporation
44,000 2.750%,  12/1/2022 44,295
129,000 3.700%,  3/9/2023 134,287
70,000 4.100%,  3/25/2025 73,669
Encompass Health Corporation
110,000 4.500%,  2/1/2028 107,883
Energizer Holdings, Inc.
160,000 6.375%,  7/15/2026
h
161,600
Express Scripts Holding Company
44,000 4.750%,  11/15/2021 46,226
General Mills, Inc.
35,000 3.700%,  10/17/2023 35,624
35,000 3.650%,  2/15/2024 36,203
HCA, Inc.
320,000 5.375%,  2/1/2025 325,597
Principal
Amount Long-Term Fixed Income (26.4%) Value
Consumer Non-Cyclical (1.9%) - continued
Imperial Brands Finance plc
$ 34,000 3.125%,  7/26/2024
h
$ 33,240
JBS USA, LLC
120,000 5.750%,  6/15/2025
h
121,200
240,000 5.500%,  1/15/2030
h
247,800
Kellogg Company
78,000 3.125%,  5/17/2022 77,411
Keurig Dr Pepper, Inc.
82,000 3.551%,  5/25/2021 82,951
Kraft Foods Group, Inc.
120,000 5.000%,  6/4/2042 113,744
Kraft Heinz Foods Company
180,000 3.750%,  4/1/2030
h
171,675
Kroger Company
43,000 2.800%,  8/1/2022 43,597
Mead Johnson Nutrition Company
65,000 3.000%,  11/15/2020 64,874
Medtronic, Inc.
15,000 3.500%,  3/15/2025 16,157
Mondelez International Holdings
Netherlands BV
65,000 2.000%,  10/28/2021
h
64,714
Mylan NV
41,000 3.150%,  6/15/2021 40,622
Mylan, Inc.
34,000 4.200%,  11/29/2023 32,403
Novartis Capital Corporation
30,000 1.750%,  2/14/2025 30,301
Par Pharmaceutical, Inc.
110,000 7.500%,  4/1/2027
h
109,450
PepsiCo, Inc.
46,000 2.250%,  3/19/2025 47,752
Pernod Ricard SA
35,000 5.750%,  4/7/2021
h
36,013
Post Holdings, Inc.
130,000 5.750%,  3/1/2027
h
133,212
Reynolds American, Inc.
35,000 4.850%,  9/15/2023 36,414
Scotts Miracle-Gro Company
130,000 4.500%,  10/15/2029 123,825
Shire Acquisitions Investments
Ireland Designated Activity
Company
86,000 2.400%,  9/23/2021 85,678
Simmons Foods, Inc.
90,000 5.750%,  11/1/2024
h
81,702
Spectrum Brands, Inc.
170,000 5.750%,  7/15/2025 158,950
50,000 5.000%,  10/1/2029
h
42,500
Sysco Corporation
65,000 5.650%,  4/1/2025 67,680
Teleflex, Inc.
180,000 4.625%,  11/15/2027 179,802
Tenet Healthcare Corporation
60,000 4.625%,  7/15/2024 57,150
170,000 5.125%,  11/1/2027
h
162,350
Teva Pharmaceutical Finance
Netherlands III BV
17,000 2.200%,  7/21/2021 16,238
125,000 2.800%,  7/21/2023 114,061
Thermo Fisher Scientific, Inc.
31,000 4.133%,  3/25/2025 33,217
UnitedHealth Group, Inc.
65,000 3.350%,  7/15/2022 67,266

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (26.4%) Value
Consumer Non-Cyclical (1.9%) - continued
VRX Escrow Corporation
$ 460,000 6.125%,  4/15/2025
h
$ 453,100
Zoetis, Inc.
65,000 3.450%,  11/13/2020 64,362
52,000 3.250%,  2/1/2023 53,156
Total 6,791,270
Energy (1.0%)
Archrock Partners, LP
70,000 6.250%,  4/1/2028
h
48,300
BP Capital Markets America, Inc.
172,000 2.520%,  9/19/2022 170,686
Buckeye Partners, LP
80,000 4.125%,  3/1/2025
h
67,440
60,000 3.950%,  12/1/2026 49,182
20,000 4.125%,  12/1/2027 16,394
Canadian Natural Resources, Ltd.
43,000 2.950%,  1/15/2023 37,250
Canadian Oil Sands, Ltd.
43,000 9.400%,  9/1/2021
h
46,317
Cheniere Corpus Christi Holdings,
LLC
170,000 7.000%,  6/30/2024 149,207
Cheniere Energy Partners, LP
235,000 5.625%,  10/1/2026 218,550
Chesapeake Energy Corporation
68,000 11.500%,  1/1/2025
h
10,880
Continental Resources, Inc.
23,000 5.000%,  9/15/2022 14,258
50,000 4.500%,  4/15/2023 27,502
Diamondback Energy, Inc.
34,000 2.875%,  12/1/2024 23,753
Enagas SA
355,000 5.500%,  1/15/2028
h
184,600
Enbridge, Inc.
42,000 2.900%,  7/15/2022 38,569
267,000 6.250%,  3/1/2078
b
200,250
Energy Transfer Operating, LP
41,000 4.200%,  9/15/2023 35,812
70,000 5.875%,  1/15/2024 66,107
80,000 6.625%,  2/15/2028
b,k
39,600
EnLink Midstream Partners, LP
140,000 4.850%,  7/15/2026 68,838
Enterprise Products Operating, LLC
200,000 4.875%,  8/16/2077
b
137,360
EOG Resources, Inc.
65,000 2.625%,  3/15/2023 63,714
EQT Corporation
30,000 3.900%,  10/1/2027 20,691
Exxon Mobil Corporation
32,000 2.992%,  3/19/2025 33,718
Hess Corporation
41,000 3.500%,  7/15/2024 32,559
Kinder Morgan Energy Partners, LP
88,000 3.450%,  2/15/2023 86,004
Marathon Petroleum Corporation
35,000 4.750%,  12/15/2023 33,139
MPLX, LP
66,000 4.500%,  7/15/2023 56,798
Murphy Oil Corporation
120,000 5.875%,  12/1/2027 62,736
Nabors Industries, Inc.
100,000 5.750%,  2/1/2025 22,000
Nabors Industries, Ltd.
40,000 7.250%,  1/15/2026
h
13,600
Principal
Amount Long-Term Fixed Income (26.4%) Value
Energy (1.0%) - continued
Newfield Exploration Company
$ 47,000 5.625%,  7/1/2024 $ 25,225
Occidental Petroleum Corporation
14,000 4.850%,  3/15/2021 11,728
ONEOK, Inc.
16,000 2.200%,  9/15/2025 12,347
Parsley Energy, LLC
170,000 5.625%,  10/15/2027
h
119,850
Plains All American Pipeline, LP
94,000 5.000%,  2/1/2021 91,702
169,000 6.125%,  11/15/2022
b,k
84,500
13,000 2.850%,  1/31/2023 11,317
Sabine Pass Liquefaction, LLC
43,000 6.250%,  3/15/2022 41,708
43,000 5.625%,  4/15/2023 40,009
Southwestern Energy Company
185,000 7.500%,  4/1/2026 121,175
Sunoco Logistics Partners
Operations, LP
65,000 4.400%,  4/1/2021 64,793
Sunoco, LP
110,000 5.500%,  2/15/2026 95,181
100,000 5.875%,  3/15/2028 83,000
Targa Resources Partners, LP
140,000 5.375%,  2/1/2027 115,220
Transocean Guardian, Ltd.
91,851 5.875%,  1/15/2024
h
73,481
Transocean, Ltd.
90,000 8.000%,  2/1/2027
h
42,750
Viper Energy Partners, LP
170,000 5.375%,  11/1/2027
h
142,800
W&T Offshore, Inc.
190,000 9.750%,  11/1/2023
h
44,661
Western Gas Partners, LP
44,000 4.000%,  7/1/2022 28,531
Williams Partners, LP
88,000 4.000%,  11/15/2021 83,481
WPX Energy, Inc.
130,000 5.750%,  6/1/2026 74,100
70,000 5.250%,  10/15/2027 38,500
Total 3,521,873
Financials (4.5%)
ACE INA Holdings, Inc.
65,000 2.875%,  11/3/2022 65,963
AerCap Ireland Capital, Ltd.
32,000 3.500%,  1/15/2025 27,187
AIG Global Funding
56,000 2.150%,  7/2/2020
h
55,756
Air Lease Corporation
83,000 2.500%,  3/1/2021 76,338
Aircastle, Ltd.
51,000 5.000%,  4/1/2023 49,788
Ally Financial, Inc.
105,000 5.750%,  11/20/2025 102,711
American Express Company
40,000 3.375%,  5/17/2021 40,463
34,000 3.700%,  8/3/2023 35,721
35,000 3.400%,  2/22/2024 36,642
Ares Capital Corporation, Convertible
42,000 4.625%,  3/1/2024 36,356
Athene Global Funding
60,000 4.000%,  1/25/2022
h
60,621

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (26.4%) Value
Financials (4.5%) - continued
Australia and New Zealand Banking
Group, Ltd.
$ 130,000 6.750%,  6/15/2026
b,h,k
$ 127,725
57,000 2.950%,  7/22/2030
b,h
54,009
Avolon Holdings Funding, Ltd.
18,000 5.250%,  5/15/2024
h
15,330
BAC Capital Trust XIV
92,000
4.000%,  (LIBOR 3M +
0.400%), 4/17/2020
b,k
74,750
Bank of America Corporation
58,000 2.738%,  1/23/2022
b
57,930
82,000 3.499%,  5/17/2022
b
82,964
55,000 3.004%,  12/20/2023
b
56,028
115,000 3.550%,  3/5/2024
b
119,209
164,000 5.125%,  6/20/2024
b,k
155,800
143,000 3.864%,  7/23/2024
b
150,028
70,000 4.200%,  8/26/2024 74,404
276,000 6.250%,  9/5/2024
b,k
280,140
35,000 3.458%,  3/15/2025
b
36,098
Bank of Montreal
105,000 3.300%,  2/5/2024 109,643
Bank of New York Mellon Corporation
58,000 2.600%,  2/7/2022 58,475
Bank of Nova Scotia
64,000 2.700%,  3/7/2022 65,208
72,000 2.375%,  1/18/2023 72,437
32,000 1.950%,  2/1/2023 31,816
Barclays plc
65,000 4.610%,  2/15/2023
b
66,133
200,000 7.750%,  9/15/2023
b,k
175,400
81,000 4.338%,  5/16/2024
b
78,144
BB&T Corporation
35,000 2.150%,  2/1/2021 34,959
34,000 2.500%,  8/1/2024 33,622
Blackstone Mortgage Trust, Inc.,
Convertible
65,000 4.375%,  5/5/2022 51,350
BNP Paribas SA
300,000 7.625%,  3/30/2021
b,h,k
292,875
38,000 2.819%,  11/19/2025
b,h
37,541
BPCE SA
35,000 3.000%,  5/22/2022
h
34,650
32,000 2.375%,  1/14/2025
h
29,716
Camden Property Trust
35,000 4.875%,  6/15/2023 36,909
Canadian Imperial Bank of
Commerce
32,000 2.250%,  1/28/2025 31,627
Capital One Bank USA NA
52,000 3.375%,  2/15/2023 50,874
48,000 2.280%,  1/28/2026
b
43,468
Capital One Financial Corporation
129,000 3.050%,  3/9/2022 128,803
Cascades USA, Inc.
120,000 5.125%,  1/15/2026
h
116,100
Central Fidelity Capital Trust I
135,000
2.831%,  (LIBOR 3M +
1.000%), 4/15/2027
b
113,400
CIT Group, Inc.
185,000 4.750%,  2/16/2024 180,837
Citigroup, Inc.
58,000 2.350%,  8/2/2021 57,944
43,000 2.750%,  4/25/2022 43,223
43,000
2.484%,  (LIBOR 3M +
0.690%), 10/27/2022
b
40,662
Principal
Amount Long-Term Fixed Income (26.4%) Value
Financials (4.5%) - continued
$ 136,000 2.312%,  11/4/2022
b
$ 135,197
83,000 3.142%,  1/24/2023
b
84,036
184,000 5.000%,  9/12/2024
b,k
168,205
258,000 4.700%,  1/30/2025
b,k
223,170
105,000 3.352%,  4/24/2025
b
108,118
92,000 5.950%,  5/15/2025
b,k
89,125
CNA Financial Corporation
35,000 5.750%,  8/15/2021 35,864
40,000 3.950%,  5/15/2024 41,553
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
86,000 3.950%,  11/9/2022 86,501
Credit Agricole SA
43,000 3.375%,  1/10/2022
h
42,903
122,700 8.125%,  12/23/2025
b,h,k
126,381
Credit Suisse Group AG
138,000 7.500%,  12/11/2023
b,h,k
132,825
34,000 2.593%,  9/11/2025
b,h
32,307
200,000 6.375%,  8/21/2026
b,h,k
175,540
Credit Suisse Group Funding
(Guernsey), Ltd.
132,000 3.800%,  9/15/2022 134,203
Danske Bank AS
61,000 5.000%,  1/12/2022
h
62,456
Deutsche Bank AG
43,000 2.700%,  7/13/2020 42,156
129,000 4.250%,  10/14/2021 122,711
Deutsche Bank AG of New York
34,000 3.950%,  2/27/2023 33,771
Digital Realty Trust, LP
65,000 2.750%,  2/1/2023 64,626
Discover Bank
35,000 4.200%,  8/8/2023 37,162
51,000 2.450%,  9/12/2024 48,861
Fidelity National Financial, Inc.
57,000 5.500%,  9/1/2022 62,553
Fifth Third Bancorp
65,000 2.600%,  6/15/2022 64,229
35,000 3.650%,  1/25/2024 36,396
FNB Corporation
64,000 2.200%,  2/24/2023 62,775
FTI Consulting, Inc., Convertible
496,000 2.000%,  8/15/2023 646,925
General Electric Capital Corporation
68,000 3.100%,  1/9/2023 69,062
Goldman Sachs Group, Inc.
86,000 5.375%,  5/10/2020
b,k
76,862
88,000 5.250%,  7/27/2021 91,481
65,000
2.862%,  (LIBOR 3M + 1.170%),
11/15/2021
b
63,700
88,000 3.000%,  4/26/2022 88,635
59,000 2.876%,  10/31/2022
b
59,301
43,000
2.364%,  (LIBOR 3M +
1.050%), 6/5/2023
b
41,159
70,000 3.625%,  2/20/2024 72,428
206,000 5.500%,  8/10/2024
b,i,k
197,989
67,000 4.950%,  2/10/2025
b,k
59,630
31,000 3.500%,  4/1/2025 31,435
49,000 3.272%,  9/29/2025
b
49,969
Hannon Armstrong Sustainable
Infrastructure Capital, Convertible
191,000 4.125%,  9/1/2022 181,226

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (26.4%) Value
Financials (4.5%) - continued
Hartford Financial Services Group,
Inc.
$ 66,000
3.817%,  (LIBOR 3M + 2.125%),
2/12/2047
b,h
$ 42,670
HCP, Inc.
33,000 4.250%,  11/15/2023 31,184
Hospitality Properties Trust
60,000 4.250%,  2/15/2021 57,049
HSBC Holdings plc
128,000 3.400%,  3/8/2021 128,704
88,000 6.875%,  6/1/2021
b,k
86,460
179,000 6.375%,  9/17/2024
b,k
166,022
65,000 3.803%,  3/11/2025
b
67,671
136,000 6.375%,  3/30/2025
b,k
127,160
39,000 2.633%,  11/7/2025
b
37,840
91,000 6.500%,  3/23/2028
b,k
85,085
Huntington Bancshares, Inc.
45,000 3.150%,  3/14/2021 45,115
Icahn Enterprises, LP
75,000 6.750%,  2/1/2024 72,375
90,000 6.375%,  12/15/2025 85,050
60,000 6.250%,  5/15/2026 56,700
ILFC E-Capital Trust II
138,000
3.570%,  (H15T30Y + 1.800%),
12/21/2065
b,h
55,200
ING Groep NV
150,000 6.000%,  4/16/2020
b,k
142,200
70,000 4.100%,  10/2/2023 71,835
International Lease Finance
Corporation
88,000 5.875%,  8/15/2022 78,670
Iron Mountain, Inc.
122,936 6.000%,  8/15/2023 123,551
80,000 4.875%,  9/15/2027
h
77,600
iStar, Inc., Convertible
81,000 3.125%,  9/15/2022 79,288
J.P. Morgan Chase & Company
45,000
2.260%,  (LIBOR 3M +
0.680%), 6/1/2021
b
44,730
99,000 2.776%,  4/25/2023
b
100,253
70,000 3.375%,  5/1/2023 73,047
108,000 5.150%,  5/1/2023
b,k
102,600
89,000
3.031%,  (LIBOR 3M +
1.230%), 10/24/2023
b
86,144
296,000 5.000%,  8/1/2024
b,k
277,500
70,000 3.875%,  9/10/2024 73,916
145,000 4.023%,  12/5/2024
b
153,625
258,000 4.600%,  2/1/2025
b,k
225,802
Liberty Mutual Group, Inc.
35,000 5.000%,  6/1/2021
h
35,899
Lincoln National Corporation
50,000
4.049%,  (LIBOR 3M +
2.358%), 5/17/2066
b
31,000
Lloyds Banking Group plc
67,000 3.000%,  1/11/2022 66,810
51,000 2.858%,  3/17/2023
b
50,278
65,000 3.900%,  3/12/2024 65,788
156,000 6.657%,  5/21/2037
b,h,k
168,090
Macquarie Bank, Ltd.
178,000 6.125%,  3/28/2027
b,h,k
160,200
MGIC Investment Corporation,
Convertible
459,000 9.000%,  4/1/2063
h
594,788
Mitsubishi UFJ Financial Group, Inc.
44,000 2.998%,  2/22/2022 44,857
Principal
Amount Long-Term Fixed Income (26.4%) Value
Financials (4.5%) - continued
$ 53,000 2.623%,  7/18/2022 $ 52,919
83,000 3.455%,  3/2/2023 84,971
35,000 3.407%,  3/7/2024 36,111
Mizuho Financial Group, Inc.
53,000 2.721%,  7/16/2023
b
53,302
Morgan Stanley
64,000 2.800%,  6/16/2020 63,991
86,000 5.500%,  7/28/2021 89,280
43,000 2.750%,  5/19/2022 43,456
10,000 4.875%,  11/1/2022 10,499
84,000 3.125%,  1/23/2023 85,912
66,000 4.100%,  5/22/2023 68,354
34,000 2.720%,  7/22/2025
b
34,421
MPT Operating Partnership, LP
100,000 5.250%,  8/1/2026 99,500
130,000 4.625%,  8/1/2029 119,600
National Australia Bank, Ltd.
48,000 1.875%,  12/13/2022 47,712
National Bank of Canada
48,000 2.100%,  2/1/2023 47,767
Nippon Life Insurance Company
129,000 3.400%,  1/23/2050
b,h
123,840
Nomura Holdings, Inc.
39,000 2.648%,  1/16/2025 38,175
Nordea Bank Abp
200,000 6.625%,  3/26/2026
b,h,k
181,000
Outfront Media Cap, LLC
120,000 4.625%,  3/15/2030
h
106,800
Park Aerospace Holdings, Ltd.
17,000 4.500%,  3/15/2023
h
14,744
PNC Bank NA
86,000 2.450%,  11/5/2020 86,160
PNC Financial Services Group, Inc.
35,000 3.500%,  1/23/2024 36,302
Preferred Term Securities XXIII, Ltd.
112,823
0.941%,  (LIBOR 3M +
0.200%), 12/22/2036
b,h
92,827
Quicken Loans, Inc.
245,000 5.750%,  5/1/2025
h
243,775
Regions Financial Corporation
41,000 3.800%,  8/14/2023 41,509
Reinsurance Group of America, Inc.
64,000 4.700%,  9/15/2023 70,455
Royal Bank of Canada
31,000 2.250%,  11/1/2024 31,311
Royal Bank of Scotland Group plc
208,000 8.625%,  8/15/2021
b,k
202,800
35,000 6.125%,  12/15/2022 36,102
35,000 6.100%,  6/10/2023 35,987
88,000 4.269%,  3/22/2025
b
90,417
25,000 3.754%,  11/1/2029
b
23,122
Santander UK Group Holdings plc
86,000 2.875%,  8/5/2021 84,639
Santander UK plc
48,000 2.100%,  1/13/2023 46,556
Simon Property Group, LP
40,000 2.500%,  7/15/2021 39,451
34,000 2.000%,  9/13/2024 32,631
Societe Generale SA
39,000 2.625%,  10/16/2024
h
36,909
265,000 8.000%,  9/29/2025
b,h,k
242,475
Springleaf Finance Corporation
100,000 7.125%,  3/15/2026 97,875
Standard Chartered plc
52,000 2.744%,  9/10/2022
b,h
51,478

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (26.4%) Value
Financials (4.5%) - continued
State Street Corporation
$ 31,000 2.825%,  3/30/2023
b,h
$ 31,283
31,000 2.354%,  11/1/2025
b
30,682
Sumitomo Mitsui Financial Group,
Inc.
43,000 2.784%,  7/12/2022 43,196
136,000 2.778%,  10/18/2022 138,141
39,000 2.448%,  9/27/2024 38,889
SunTrust Banks, Inc.
55,000 2.900%,  3/3/2021 55,125
Synchrony Financial
34,000 2.850%,  7/25/2022 32,389
38,000 4.250%,  8/15/2024 36,587
Toronto-Dominion Bank
51,000 2.550%,  1/25/2021 50,411
35,000 3.250%,  3/11/2024 36,578
Truist Financial Corporation
112,000 4.800%,  9/1/2024
b,k
96,320
UBS Group Funding Jersey, Ltd.
86,000 3.000%,  4/15/2021
h
86,166
USB Realty Corporation
184,000
2.978%,  (LIBOR 3M + 1.147%),
1/15/2022
b,h,k
138,000
Ventas Realty, LP
41,000 3.100%,  1/15/2023 40,167
35,000 3.750%,  5/1/2024 33,090
VICI Properties, LP / VICI Note
Company, Inc.
50,000 4.250%,  12/1/2026
h
45,875
30,000 3.750%,  2/15/2027
h
28,275
50,000 4.625%,  12/1/2029
h
45,500
30,000 4.125%,  8/15/2030
h
28,425
Wachovia Capital Trust II
50,000
2.331%,  (LIBOR 3M +
0.500%), 1/15/2027
b
41,000
Wells Fargo & Company
50,000 2.100%,  7/26/2021 49,930
43,000 2.625%,  7/22/2022 43,502
70,000 4.125%,  8/15/2023 72,166
60,000
3.007%,  (LIBOR 3M +
1.230%), 10/31/2023
b
57,245
38,000 3.750%,  1/24/2024 40,229
68,000 2.406%,  10/30/2025
b
67,006
Westpac Banking Corporation
32,000 2.000%,  1/13/2023 31,633
32,000 2.894%,  2/4/2030
b
30,702
Total 16,437,606
Mortgage-Backed Securities (4.3%)
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
761,601 3.500%,  5/1/2034 802,728
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
847,885 3.000%,  3/25/2050 889,335
133,040 3.500%,  7/1/2047
e
141,094
643,689 3.000%,  8/1/2047 678,892
Federal Home Loan Mortgage
Corporation Gold 30-Yr. Pass
Through
262 9.000%,  4/1/2025 292
1,936 8.000%,  6/1/2027 2,183
926 8.000%,  8/1/2030 1,109
Principal
Amount Long-Term Fixed Income (26.4%) Value
Mortgage-Backed Securities (4.3%) - continued
Federal National Mortgage
Association
$ 314,853 4.500%,  5/1/2048 $ 339,633
525,080 3.500%,  10/1/2048 554,506
1,568,829 3.500%,  2/1/2049 1,655,171
95,705 3.500%,  6/1/2049 101,165
600,906 3.500%,  8/1/2049 636,362
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
300,000 2.500%,  4/1/2035
e
311,285
1,950,000 2.000%,  5/1/2035
e
2,001,187
1,400,000 2.500%,  5/1/2035
e
1,451,625
1,110,000 3.000%,  5/1/2035
e
1,159,346
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
2,900,000 2.500%,  5/1/2050
e
3,000,502
323 8.000%,  11/1/2026 359
2,742 8.500%,  4/1/2030 3,417
1,131,972 4.000%,  7/1/2048 1,208,837
768,000 3.000%,  5/1/2049
e
804,208
5,783 3.500%,  8/1/2049
e
6,105
Government National Mortgage
Association 30-Yr. Pass Through
496 9.000%,  12/15/2026 566
Total 15,749,907
Technology (1.3%)
Akamai Technologies, Inc.,
Convertible
432,000 0.375%,  9/1/2027
h
430,252
Apple, Inc.
60,000 2.400%,  1/13/2023 61,837
122,000 3.450%,  5/6/2024 131,721
Baidu, Inc.
43,000 3.000%,  6/30/2020 43,057
Booking Holdings, Inc., Convertible
62,000 0.350%,  6/15/2020 68,622
Broadcom Corporation
133,000 2.650%,  1/15/2023 129,884
48,000 3.125%,  1/15/2025 46,017
CommScope Technologies Finance,
LLC
210,000 6.000%,  6/15/2025
h
192,192
Dell International, LLC/ EMC
Corporation
52,000 4.000%,  7/15/2024
h
52,462
Diamond 1 Finance Corporation
122,000 5.450%,  6/15/2023
h
125,192
Diamond Sports Group, LLC
230,000 6.625%,  8/15/2027
h,i
153,812
Fiserv, Inc.
75,000 2.750%,  7/1/2024 74,572
Global Payments, Inc.
17,000 2.650%,  2/15/2025 16,851
Harland Clarke Holdings Corporation
95,000 8.375%,  8/15/2022
h
73,269
Hewlett Packard Enterprise Company
76,000 3.600%,  10/15/2020 76,092
33,000 2.250%,  4/1/2023 32,245
Intel Corporation
65,000 3.100%,  7/29/2022 67,457
j2 Global, Inc., Convertible
104,000 3.250%,  6/15/2029 126,808

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (26.4%) Value
Technology (1.3%) - continued
Lumentum Holdings, Inc.,
Convertible
$ 44,000 0.250%,  3/15/2024 $ 59,424
Marvell Technology Group, Ltd.
41,000 4.200%,  6/22/2023 41,914
Microchip Technology, Inc.,
Convertible
119,000 1.625%,  2/15/2027 122,135
Microsoft Corporation
58,000 2.400%,  2/6/2022 59,603
NCR Corporation
230,000 6.125%,  9/1/2029
h
214,797
Nuance Communications, Inc.,
Convertible
859,000 1.250%,  4/1/2025 924,963
NXP BV/NXP Funding, LLC
52,000 4.875%,  3/1/2024
h
55,519
ON Semiconductor Corporation,
Convertible
57,000 1.000%,  12/1/2020 56,623
212,000 1.625%,  10/15/2023 210,563
Open Text Corporation
100,000 4.125%,  2/15/2030
h
94,025
Oracle Corporation
30,000 2.500%,  5/15/2022 30,497
47,000 2.500%,  4/1/2025 47,981
Panasonic Corporation
53,000 2.536%,  7/19/2022
h
52,180
Plantronics, Inc.
130,000 5.500%,  5/31/2023
h
94,575
PTC, Inc.
40,000 3.625%,  2/15/2025
h
37,400
Seagate HDD Cayman
34,000 4.250%,  3/1/2022 34,067
SS&C Technologies, Inc.
170,000 5.500%,  9/30/2027
h
175,313
Teradyne, Inc., Convertible
70,000 1.250%,  12/15/2023 125,300
Texas Instruments, Inc.
46,000 1.375%,  3/12/2025 45,548
Verint Systems, Inc., Convertible
159,000 1.500%,  6/1/2021 153,302
Vishay Intertechnology, Inc.,
Convertible
110,000 2.250%,  6/15/2025 97,694
Total 4,635,765
Transportation (0.3%)
AerCap Holdings NV
150,000 5.875%,  10/10/2079
b
103,500
Air Canada Pass Through Trust
16,565 3.875%,  3/15/2023
h
15,414
Air Lease Corporation
32,000 2.300%,  2/1/2025 24,405
CSX Corporation
35,000 3.700%,  11/1/2023 36,833
Delta Air Lines, Inc.
31,000 2.900%,  10/28/2024 24,812
Hertz Corporation
120,000 5.500%,  10/15/2024
h
67,475
90,000 6.000%,  1/15/2028
h
47,250
J.B. Hunt Transport Services, Inc.
65,000 3.300%,  8/15/2022 62,476
Meritor, Inc., Convertible
191,000 3.250%,  10/15/2037 162,111
Principal
Amount Long-Term Fixed Income (26.4%) Value
Transportation (0.3%) - continued
NCL Corporation, Ltd.
$ 120,000 3.625%,  12/15/2024
h
$ 76,536
Penske Truck Leasing Company, LP
35,000 3.375%,  2/1/2022
h
35,378
Ryder System, Inc.
75,000 3.500%,  6/1/2021 74,979
Union Pacific Corporation
62,000 3.750%,  7/15/2025 66,635
United Airlines Pass Through Trust
65,000 3.700%,  12/1/2022 63,152
United Continental Holdings, Inc.
120,000 4.875%,  1/15/2025 103,200
XPO Logistics, Inc.
150,000 6.750%,  8/15/2024
h
146,670
Total 1,110,826
Utilities (0.8%)
Alabama Power Company
44,000 2.450%,  3/30/2022 44,535
Ameren Corporation
65,000 2.700%,  11/15/2020 64,806
34,000 2.500%,  9/15/2024 33,063
Berkshire Hathaway Energy Company
31,000 4.050%,  4/15/2025
h
33,435
Calpine Corporation
220,000 4.500%,  2/15/2028
h
213,235
CenterPoint Energy, Inc.
43,000 2.500%,  9/1/2022 42,206
34,000 2.500%,  9/1/2024 33,383
Dominion Energy, Inc.
35,000 2.715%,  8/15/2021 34,525
35,000 3.071%,  8/15/2024 34,980
135,000 4.650%,  12/15/2024
b,k
121,312
DTE Energy Company
56,000 3.300%,  6/15/2022 57,393
53,000 2.529%,  10/1/2024 51,519
Duke Energy Corporation
86,000 2.400%,  8/15/2022 85,842
138,000 4.875%,  9/16/2024
b,k
115,920
Edison International
109,000 2.950%,  3/15/2023 105,452
16,000 3.550%,  11/15/2024 15,893
31,000 4.950%,  4/15/2025 30,928
Evergy, Inc.
34,000 2.450%,  9/15/2024 33,358
Eversource Energy
43,000 2.500%,  3/15/2021 43,157
FirstEnergy Corporation
66,000 2.850%,  7/15/2022 64,360
30,000 2.050%,  3/1/2025 29,003
Florida Power & Light Company
31,000 2.850%,  4/1/2025 32,600
Georgia Power Company
32,000 2.100%,  7/30/2023 31,206
34,000 2.200%,  9/15/2024 31,899
NextEra Energy Operating Partners,
LP
220,000 3.875%,  10/15/2026
h
209,000
NiSource, Inc.
56,000 3.650%,  6/15/2023 57,343
213,000 5.650%,  6/15/2023
b,k
189,570
NRG Energy, Inc., Convertible
125,000 2.750%,  6/1/2048 119,062
Pinnacle West Capital Corporation
42,000 2.250%,  11/30/2020 42,055

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (26.4%) Value
Utilities (0.8%) - continued
PPL Capital Funding, Inc.
$ 70,000 3.950%,  3/15/2024 $ 72,194
PSEG Power, LLC
55,000 3.000%,  6/15/2021 55,157
Public Service Enterprise Group, Inc.
35,000 2.875%,  6/15/2024 34,889
Sempra Energy
68,000 3.550%,  6/15/2024 68,554
Southern Company
43,000 2.350%,  7/1/2021 43,109
TerraForm Power Operating, LLC
190,000 5.000%,  1/31/2028
h
199,082
TransCanada Trust
350,000 5.875%,  8/15/2076
b
273,875
Vistra Operations Company, LLC
130,000 5.000%,  7/31/2027
h
131,950
Total 2,879,850
Total Long-Term Fixed Income
(cost $102,673,088) 95,879,737
Shares
Registered Investment Companies
( 9.1% ) Value
Unaffiliated  (1.7%)
13,850 AllianzGI NFJ Dividend Interest &
Premium Strategy Fund 133,099
18,983 BlackRock Resources &
Commodities Strategy Trust 95,674
2,235 Health Care Select Sector SPDR
Fund 197,976
26,350 Invesco Senior Loan ETF 539,121
28,200 Invesco Variable Rate Preferred ETF
i
605,172
3,160 iShares iBoxx $ High Yield Corporate
Bond ETF 243,541
2,267 iShares Russell 2000 Value Index
Fund 185,962
47,000 iShares S&P U.S. Preferred Stock
Index Fund 1,496,480
23,867 SPDR BBG Barclay's Convertible
Securities ETF 1,142,275
42,782 Templeton Global Income Fund 228,884
11,375 Vanguard Short-Term Corporate
Bond ETF 899,762
56,396 Western Asset High Income
Opportunity Fund, Inc. 237,427
Total 6,005,373
Affiliated  (7.4%)
3,036,390 Thrivent Core Emerging Markets
Debt Fund 26,841,684
Total 26,841,684
Total Registered Investment
Companies (cost $36,277,454) 32,847,057
Shares Preferred Stock ( 1.3% ) Value
Communications Services (0.2%)
4,300 AT&T, Inc., 4.750%
k
91,160
415 Crown Castle International
Corporation, Convertible, 6.875% 536,530
Total 627,690
Shares Preferred Stock (1.3%) Value
Consumer Staples (0.1%)
12,800 CHS, Inc., 7.100%
b,k
$ 295,424
Total 295,424
Energy (0.1%)
45,708 Crestwood Equity Partners, LP,
9.250%
k
173,690
1,600 Energy Transfer Operating, LP,
7.600%
b,k
19,888
3,136 Nustar Logistics, LP, 8.565%
b
41,521
Total 235,099
Financials (0.7%)
2,750 Aegon Funding Corporation II,
5.100% 57,255
3,174 Agribank FCB, 6.875%
b,k
306,688
5,700 Allstate Corporation, 5.100%
k
131,670
5,000 Bank of America Corporation,
5.000%
k
117,400
120 Bank of America Corporation,
Convertible, 7.250%
k
151,922
5,525 Capital One Financial Corporation,
5.000%
k
110,776
2,485 Cobank ACB, 6.250%
b,k
243,530
5,875 Equitable Holdings, Inc., 5.250%
k
99,405
140 First Horizon Bank, 3.750%
b,h,k
91,000
7,800 GMAC Capital Trust I, 7.477%
b
159,978
3,700 Hartford Financial Services Group,
Inc., 7.875%
b
96,681
3,650 J.P. Morgan Chase & Company,
4.750%
i,k
85,009
6,200 Morgan Stanley, 7.125%
b,k
162,316
4,000 Regions Financial Corporation,
5.700%
b,k
94,000
775 Synovus Financial Corporation,
5.875%
b,k
15,926
540 Wells Fargo & Company, Convertible,
7.500%
k
687,971
Total 2,611,527
Health Care (0.1%)
440 Danaher Corporation, Convertible,
4.750% 458,735
Total 458,735
Industrials (<0.1%)
111 Fortive Corporation, Convertible,
5.000% 79,890
1,589 Stanley Black & Decker, Inc.,
Convertible, 5.250% 111,167
Total 191,057
Utilities (0.1%)
142 Sempra Energy, Convertible, 6.000% 13,138
4,918 Southern Company, Convertible,
6.750% 218,359
Total 231,497
Total Preferred Stock
(cost $5,294,929) 4,651,029

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Collateral Held for Securities Loaned
( 0.6% ) Value
2,138,347 Thrivent Cash Management Trust $ 2,138,347
Total Collateral Held for Securities
Loaned
(cost $2,138,347) 2,138,347
Shares or
Principal
Amount Short-Term Investments ( 7.6% ) Value
Federal Home Loan Bank Discount
Notes
300,000 1.535%, 4/8/2020
n,o
299,996
600,000 1.180%, 5/12/2020
n,o
599,952
700,000 0.150%, 5/20/2020
n,o
699,933
200,000 0.000%, 5/28/2020
o
199,978
200,000 0.500%, 6/9/2020
n,o
199,973
200,000 0.530%, 6/12/2020
n,o
199,972
300,000 0.150%, 6/23/2020
n,o
299,952
1,000,000 0.150%, 7/31/2020
n,o
999,698
Thrivent Core Short-Term Reserve
Fund
2,413,377 1.570% 24,085,500
Total Short-Term Investments (cost
$27,593,363) 27,584,954
Total Investments (cost
$409,456,998) 103.1% $373,768,518
Other Assets and Liabilities, Net
(3.1%) (11,408,272)
Total Net Assets 100.0% $362,360,246
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of March
31, 2020. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by
security and the reference rate and spread are indicated in
their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current
market conditions.  These securities do not indicate a reference rate and spread in their description.
c Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial
Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or delayed
delivery basis.
f In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.
g Non-income producing security.
h Denotes securities sold under Rule 144A of the Securities Act of
1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other
qualified institutional buyers. As of March 31, 2020, the value of these investments was $38,750,417 or 10.7% of total net
assets.
i All or a portion of the security is on loan.
j Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 31,
2020.
k Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
l Denotes interest only security.  Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets.  The principal shown is the
outstanding par amount of the pool as of the end of the period.
The actual effective yield of the security is different than the stated coupon rate.
m All or a portion of the security is insured or guaranteed.
n The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Balanced Income Plus Portfolio as of March 31, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 298,604
Common Stock 1,735,948
Total lending $2,034,552
Gross amount payable upon return of
collateral for securities loaned $2,138,347
Net amounts due to counterparty $103,795
Definitions:
ACES - Alternative Credit Enhancement Securities
ADR - American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S.
depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by
State Street Global Advisors.
Reference Rate Index:
12 MTA - 12 Month Treasury Average
H15T30Y
-
U. S. Treasury Yield Curve Rate Treasury
Note Constant Maturity 30 Year
LIBOR 1W - ICE Libor USD Rate 1 Week
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
PRIME - Federal Reserve Prime Loan Rate

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2020, in valuing Balanced Income Plus Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 2,238,345 – 1,844,689 393,656
Capital Goods 5,522,922 – 3,407,562 2,115,360
Communications Services 14,505,223 – 10,330,570 4,174,653
Consumer Cyclical 9,519,272 – 8,372,707 1,146,565
Consumer Non-Cyclical 9,256,347 – 9,163,049 93,298
Energy 3,075,974 – 2,800,874 275,100
Financials 5,798,036 – 5,798,036 –
Technology 5,171,126 – 3,191,630 1,979,496
Transportation 1,130,425 – 662,425 468,000
Utilities 969,918 – 674,185 295,733
Common Stock
Communications Services 9,508,888 7,876,736 1,632,152 –
Consumer Discretionary 13,300,061 10,567,984 2,732,077 –
Consumer Staples 8,289,376 5,706,579 2,582,797 –
Energy 5,671,541 4,161,234 1,510,307 –
Financials 23,676,936 15,971,024 7,705,912 –
Health Care 23,137,691 16,752,808 6,384,883 –
Industrials 20,849,630 13,377,523 7,472,107 –
Information Technology 31,196,978 27,747,638 3,449,340 –
Materials 6,156,453 3,312,676 2,843,777 –
Real Estate 7,745,190 4,845,034 2,900,156 –
Utilities 3,947,062 3,262,890 684,172 –
Long-Term Fixed Income
Asset-Backed Securities 7,552,839 – 7,552,839 –
Basic Materials 1,565,818 – 1,565,818 –
Capital Goods 4,605,474 – 4,605,474 –
Collateralized Mortgage Obligations 18,121,899 – 18,121,899 –
Commercial Mortgage-Backed Securities 551,643 – 551,643 –
Communications Services 7,765,905 – 7,765,905 –
Consumer Cyclical 4,589,062 – 4,589,062 –
Consumer Non-Cyclical 6,791,270 – 6,791,270 –
Energy 3,521,873 – 3,521,873 –
Financials 16,437,606 – 16,437,606 –
Mortgage-Backed Securities 15,749,907 – 15,749,907 –
Technology 4,635,765 – 4,635,765 –
Transportation 1,110,826 – 1,110,826 –
Utilities 2,879,850 – 2,879,850 –
Registered Investment Companies
Unaffiliated 6,005,373 6,005,373 – –
Preferred Stock
Communications Services 627,690 91,160 536,530 –
Consumer Staples 295,424 295,424 – –
Energy 235,099 235,099 – –
Financials 2,611,527 1,970,309 641,218 –
Health Care 458,735 – 458,735 –
Industrials 191,057 191,057 – –
Utilities 231,497 231,497 – –
Short-Term Investments 3,499,454 – 3,499,454 –
Subtotal Investments in Securities $320,702,987 $122,602,045 $187,159,081 $10,941,861
Other Investments  * Total
Affiliated Registered Investment Companies 26,841,684
Affiliated Short-Term Investments 24,085,500
Collateral Held for Securities Loaned 2,138,347
Subtotal Other Investments $53,065,531
Total Investments at Value $373,768,518
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 1,740,493 1,740,493 – –
Total Asset Derivatives $1,740,493 $1,740,493 $– $–
Liability Derivatives
Futures Contracts 558,322 558,322 – –
Total Liability Derivatives $558,322 $558,322 $– $–
The following table presents Balanced Income Plus Portfolio's futures contracts held as of March 31, 2020. Investments and/or cash totaling $3,499,454 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 40 June 2020 $ 8,657,935 $ 157,377
CME E-mini Russell 2000 Index 30 June 2020 1,657,940 63,460
CME E-mini S&P 500 Index 54 June 2020 6,550,406 387,784
CME E-mini S&P Mid-Cap 400 Index 16 June 2020 1,950,201 350,279
CME Euro Foreign Exchange Currency 44 June 2020 6,224,597 (147,372)
CME Ultra Long Term U.S. Treasury Bond 10 June 2020 1,982,299 236,451
Eurex Euro STOXX 50 Index 207 June 2020 5,637,234 545,142
Total Futures Long Contracts $ 32,660,612 $ 1,593,121
CBOT 10-Yr. U.S. Treasury Note (21) June 2020 ( $ 2,792,932) ( $ 119,505)
CBOT 5-Yr. U.S. Treasury Note (1) June 2020 (120,750) (4,610)
CBOT U.S. Long Bond (11) June 2020 (1,826,566) (143,122)
ICE mini MSCI EAFE Index (11) June 2020 (771,018) (86,597)
Ultra 10-Yr. U.S. Treasury Note (7) June 2020 (1,035,102) (57,116)
Total Futures Short Contracts ( $ 6,546,368) ($410,950)
Total Futures Contracts $ 26,114,244 $1,182,171
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the
Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Balanced Income Plus Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
3/31/2020
Shares Held at
3/31/2020
% of Net Assets
3/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $29,953 $330 $100 $26,842 3,036 7.4%
Total Affiliated Registered Investment Companies 29,953 26,842 7.4
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.570% 24,791 46,692 47,363 24,086 2,413 6.6
Total Affiliated Short-Term Investments 24,791 24,086 6.6
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 2,787 16,362 17,011 2,138 2,138 0.6
Total Collateral Held for Securities Loaned 2,787 2,138 0.6
Total Value $57,531 $53,066

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 3/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $(14) $(3,327) – $330
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.570% (24) (10) – 99
Total Income/Non Income Cash from Affiliated Investments $429
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 5
Total Affiliated Income from Securities Loaned, Net $5
Total Value $(38) $(3,337) $–

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 11.5% )
a
Value
Basic Materials (0.5%)
Ball Metalpack Finco , LLC, Term
Loan
$ 137,550
6.113%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 103,163
Big River Steel, LLC, Term Loan
550,875
6.450%,  (LIBOR 3M +
5.000%), 8/23/2023
b,c
523,331
Chemours Company, Term Loan
436,100
2.740%,  (LIBOR 1M + 1.750%),
4/3/2025
b,c
396,851
Hexion , Inc., Term Loan
287,825
5.410%,  (LIBOR 3M + 3.500%),
7/1/2026
b
239,614
Innophos Holdings, Inc., Term Loan
250,000
4.755%,  (LIBOR 1M +
3.750%), 2/7/2027
b
211,875
Momentive Performance Materials
USA, LLC, Term Loan
461,512
4.240%,  (LIBOR 1M +
3.250%), 5/15/2024
b
370,895
Nouryon USA, LLC, Term Loan
842,816
3.863%,  (LIBOR 1M +
3.000%), 10/1/2025
b
750,106
Peabody Energy Corporation, Term
Loan
617,400
3.739%,  (LIBOR 1M +
2.750%), 3/31/2025
b
308,700
Pixelle Specialty Solutions, LLC, Term
Loan
986,234
7.500%,  (LIBOR 1M + 6.500%),
10/31/2024
b
855,065
Univar Solutions USA, Inc., Term
Loan
199,500
3.450%,  (LIBOR 3M +
2.000%), 11/22/2026
b
173,066
Total 3,932,666
Capital Goods (1.1%)
Advanced Disposal Services, Inc.,
Term Loan
483,718
2.894%,  (LIBOR 1W +
2.250%), 11/10/2023
b
476,864
BWAY Holding Company, Term Loan
709,820
5.084%,  (LIBOR 3M +
3.250%), 4/3/2024
b
575,401
Flex Acquisition Company, Inc. Term
Loan
1,000,000
5.159%,  (LIBOR 3M +
3.250%), 6/29/2025
b,c
905,000
GFL Environmental, Inc., Term Loan
1,364,304
3.990%,  (LIBOR 1M +
3.000%), 5/31/2025
b,d,e
1,316,554
Natgasoline , LLC, Term Loan
592,500
5.438%,  (LIBOR 3M +
3.500%), 11/14/2025
b,c
509,550
Navistar, Inc., Term Loan
1,004,500
4.280%,  (LIBOR 1M +
3.500%), 11/6/2024
b
863,870
Reynolds Group Holdings, Inc., Term
Loan
299,224
0.000%,  (LIBOR 1M +
2.750%), 2/5/2023
b,c,d,e
282,019
TransDigm , Inc., Term Loan
1,760,588
3.239%,  (LIBOR 1M +
2.250%), 12/9/2025
b
1,597,733
Principal
Amount Bank Loans (11.5%)
a
Value
Capital Goods (1.1%) - continued
Vertiv Group Corporation, Term Loan
$ 1,675,000
4.581%,  (LIBOR 1M +
3.000%), 3/2/2027
b,c
$ 1,440,500
Total 7,967,491
Communications Services (3.0%)
Altice France SA, Term Loan
437,625
3.739%,  (LIBOR 1M +
2.750%), 7/31/2025
b
401,521
CenturyLink, Inc., Term Loan
2,548,613
3.239%,  (LIBOR 1M +
2.250%), 3/15/2027
b
2,365,444
Charter Communications Operating,
LLC, Term Loan
740,000
0.000%,  (LIBOR 1M +
1.750%), 4/30/2025
b,d,e
708,239
CommScope , Inc., Term Loan
1,263,650
4.239%,  (LIBOR 1M +
3.250%), 4/4/2026
b,c
1,187,831
Coral-US Co-Borrower, LLC, Term
Loan
2,065,000
3.239%,  (LIBOR 1M +
2.250%), 1/31/2028
b
1,923,031
CSC Holdings, LLC, Term Loan
802,312
2.862%,  (LIBOR 1M +
2.250%), 7/17/2025
b
763,537
1,860,000
3.112%,  (LIBOR 1M +
2.500%), 4/15/2027
b
1,773,194
Diamond Sports Group, LLC, Term
Loan
1,243,750
4.180%,  (LIBOR 1M +
3.250%), 8/24/2026
b,c
957,688
Entercom Media Corporation, Term
Loan
605,241
3.489%,  (LIBOR 1M +
2.500%), 11/17/2024
b,c
544,717
Frontier Communications
Corporation, Term Loan
1,232,921
5.350%,  (LIBOR 3M +
3.750%), 6/15/2024
b
1,166,454
HCP Acquisition, LLC, Term Loan
992,057
4.000%,  (LIBOR 1M +
3.000%), 5/16/2024
b
856,472
Intelsat Jackson Holdings SA, Term
Loan
810,000
5.682%,  (LIBOR 3M +
3.750%), 11/27/2023
b
738,112
Mediacom Illinois, LLC, Term Loan
308,708
2.370%,  (LIBOR 1W +
1.750%), 2/15/2024
b,c
296,360
NEP Group, Inc., Term Loan
987,500
4.700%,  (LIBOR 3M +
3.250%), 10/20/2025
b
603,609
SBA Senior Finance II, LLC, Term
Loan
776,341
2.740%,  (LIBOR 1M + 1.750%),
4/11/2025
b,d,e
732,090
Sprint Communications, Inc., Term
Loan
1,182,901
3.500%,  (LIBOR 1M +
2.500%), 2/3/2024
b,c
1,174,030
Terrier Media Buyer, Inc., Term Loan
603,488
5.700%,  (LIBOR 3M +
4.250%), 12/17/2026
b,c
532,578

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (11.5%)
a
Value
Communications Services (3.0%) - continued
TNS, Inc., Term Loan
$ 752,073
5.780%,  (LIBOR 3M +
4.000%), 8/14/2022
b
$ 621,716
Virgin Media Bristol, LLC, Term Loan
1,625,000
3.205%,  (LIBOR 1M +
2.500%), 1/31/2028
b
1,495,000
WideOpenWest Finance, LLC, Term
Loan
753,675
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
691,497
Windstream Services, LLC, Term
Loan
535,000
3.490%,  (LIBOR 1M +
2.500%), 2/26/2021
b
518,950
282,830
8.250%,  (PRIME + 5.000%),
3/30/2021
b,f
173,940
Ziggo Financing Partnership, Term
Loan
1,090,000
3.205%,  (LIBOR 3M +
2.500%), 4/30/2028
b,c,d,e
1,024,600
Total 21,250,610
Consumer Cyclical (1.9%)
1011778 B.C., LLC, Term Loan
1,755,600
2.739%,  (LIBOR 1M +
1.750%), 11/19/2026
b
1,615,152
Boyd Gaming Corporation, Term Loan
253,323
2.934%,  (LIBOR 1W +
2.250%), 9/15/2023
b
217,937
Cengage Learning, Inc., Term Loan
976,221
5.250%,  (LIBOR 1M +
4.250%), 6/7/2023
b
786,668
Eldorado Resorts, Inc., Term Loan
141,569
3.250%,  (LIBOR 3M +
2.250%), 4/17/2024
b
123,873
Four Seasons Hotels, Ltd., Term Loan
767,159
2.989%,  (LIBOR 1M +
2.000%), 11/30/2023
b
690,443
Golden Entertainment, Inc., Term
Loan
1,375,125
3.960%,  (LIBOR 1M +
3.000%), 10/20/2024
b,c
1,031,344
Golden Nugget, LLC, Term Loan
1,675,313
3.580%,  (LIBOR 3M +
2.500%), 10/4/2023
b
1,298,368
IAA, Inc., Term Loan
304,763
3.250%,  (LIBOR 1M +
2.250%), 6/28/2026
b,c
289,524
LCPR Loan Financing, LLC, Term
Loan
1,550,000
5.705%,  (LIBOR 1M +
5.000%), 10/25/2026
b
1,420,188
Men's Warehouse, Inc., Term Loan
599,019
4.831%,  (LIBOR 3M +
3.250%), 4/9/2025
b
203,667
Mohegan Gaming and
Entertainment, Term Loan
1,154,749
5.375%,  (LIBOR 1M + 4.375%),
10/13/2023
b
814,098
Scientific Games International, Inc.,
Term Loan
2,521,340
4.250%,  (LIBOR 1M +
2.750%), 8/14/2024
b
2,025,468
Principal
Amount Bank Loans (11.5%)
a
Value
Consumer Cyclical (1.9%) - continued
Staples, Inc., Term Loan
$ 337,450
6.015%,  (LIBOR 1M +
4.500%), 9/12/2024
b,c
$ 229,466
1,136,986
6.515%,  (LIBOR 1M +
5.000%), 4/12/2026
b
892,534
Stars Group Holdings BV, Term Loan
1,197,405
4.950%,  (LIBOR 3M +
3.500%), 7/10/2025
b
1,138,528
Tenneco, Inc., Term Loan
454,250
3.989%,  (LIBOR 1M +
3.000%), 10/1/2025
b
311,161
Wyndham Hotels & Resorts, Inc.,
Term Loan
526,975
2.739%,  (LIBOR 1M +
1.750%), 5/30/2025
b
460,444
Total 13,548,863
Consumer Non-Cyclical (1.8%)
Air Medical Group Holdings, Inc.,
Term Loan
2,189,600
4.932%,  (LIBOR 2M +
3.250%), 4/28/2022
b
2,019,906
239,488
5.863%,  (LIBOR 3M +
4.250%), 3/14/2025
b
213,144
Bausch Health Companies, Inc.,
Term Loan
1,699,625
3.612%,  (LIBOR 1M +
3.000%), 6/1/2025
b
1,608,270
Chobani , LLC, Term Loan
742,333
4.500%,  (LIBOR 1M +
3.500%), 10/10/2023
b
658,821
Elanco Animal Health, Inc., Term
Loan
275,000
0.000%,  (LIBOR 1M +
1.750%), 2/4/2027
b,d,e
259,875
Endo International plc, Term Loan
791,596
5.250%,  (LIBOR 1M +
4.250%), 4/27/2024
b,d,e
706,499
Grifols Worldwide Operations USA,
Inc., Term Loan
728,175
2.684%,  (LIBOR 1W +
2.000%), 11/15/2027
b
686,305
JBS USA LUX SA, Term Loan
1,223,819
3.072%,  (LIBOR 3M +
2.000%), 5/1/2026
b
1,139,021
Libbey Glass, Inc., Term Loan
261,864
4.005%,  (LIBOR 1M +
3.000%), 4/9/2021
b
106,710
Mallinckrodt International Finance
SA, Term Loan
495,161
4.704%,  (LIBOR 3M +
3.000%), 2/24/2025
b
330,832
McGraw-Hill Global Education
Holdings, LLC, Term Loan
724,663
5.450%,  (LIBOR 3M +
4.000%), 5/4/2022
b
589,390
MPH Acquisition Holdings, LLC, Term
Loan
2,003,523
4.200%,  (LIBOR 3M +
2.750%), 6/7/2023
b
1,764,763
Ortho-Clinical Diagnostics SA, Term
Loan
1,883,499
4.765%,  (LIBOR 1M +
3.250%), 6/30/2025
b
1,593,911

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (11.5%)
a
Value
Consumer Non-Cyclical (1.8%) - continued
Plantronics, Inc., Term Loan
$ 404,757
3.470%,  (LIBOR 3M +
2.500%), 7/2/2025
b
$ 313,080
R.R. Donnelley & Sons Company,
Term Loan
138,945
5.989%,  (LIBOR 1M +
5.000%), 1/15/2024
b
120,187
Sotera Health Holdings, LLC, Term
Loan
650,000
5.500%,  (LIBOR 1M +
4.500%), 12/13/2026
b
562,861
Total 12,673,575
Energy (0.7%)
BCP Raptor II, LLC, Term Loan
560,762
5.739%,  (LIBOR 1M +
4.750%), 11/3/2025
b
308,419
Buckeye Partners, LP, Term Loan
550,000
0.000%,  (LIBOR 1M +
2.750%), 11/1/2026
b,d,e
501,600
Calpine Corporation, Term Loan
784,412
3.240%,  (LIBOR 1M +
2.250%), 1/15/2024
b
751,466
CONSOL Energy, Inc., Term Loan
594,000
5.490%,  (LIBOR 1M +
4.500%), 9/28/2024
b
386,100
Consolidated Energy Finance SA,
Term Loan
461,775
3.205%,  (LIBOR 1M +
2.500%), 5/7/2025
b,c
323,242
Fieldwood Energy, LLC, Term Loan
810,000
7.027%,  (LIBOR 3M + 5.250%),
4/11/2022
b
253,125
McDermott Technology (Americas),
Inc., Term Loan
1,267,425
7.250%,  (PRIME + 4.000%),
5/10/2025
b,f
359,100
Radiate Holdco, LLC, Term Loan
2,071,951
3.989%,  (LIBOR 1M +
3.000%), 2/1/2024
b
1,899,296
Total 4,782,348
Financials (1.1%)
Avolon TLB Borrower 1 US, LLC, Term
Loan
512,088
2.523%,  (LIBOR 1M +
1.750%), 1/15/2025
b
454,053
Blackstone CQP Holdco, LP, Term
Loan
292,788
4.616%,  (LIBOR 3M +
3.500%), 9/30/2024
b
227,789
Cyxtera DC Holdings, Inc., Term Loan
950,165
4.000%,  (LIBOR 1M +
3.000%), 5/1/2024
b
609,056
135,000
8.050%,  (LIBOR 1M + 7.250%),
5/1/2025
b
47,849
Digicel International Finance, Ltd.,
Term Loan
1,300,007
4.870%,  (LIBOR 3M +
3.250%), 5/27/2024
b
1,005,880
GGP Nimbus, LLC, Term Loan
1,300,200
3.489%,  (LIBOR 1M +
2.500%), 8/24/2025
b
910,140
Principal
Amount Bank Loans (11.5%)
a
Value
Financials (1.1%) - continued
Harland Clarke Holdings Corporation,
Term Loan
$ 1,091,062
6.463%,  (LIBOR 3M +
4.750%), 11/3/2023
b
$ 657,027
Level 3 Financing, Inc., Term Loan
1,030,000
2.739%,  (LIBOR 1M +
1.750%), 3/1/2027
b
957,900
MoneyGram International, Inc., Term
Loan
558,391
6.989%,  (LIBOR 1M +
6.000%), 6/30/2023
b
399,250
NCR Corporation, Term Loan
845,750
3.490%,  (LIBOR 1M +
2.500%), 8/28/2026
b
761,175
Northriver Midstream Finance, LP,
Term Loan
837,879
5.159%,  (LIBOR 3M +
3.250%), 10/1/2025
b
639,059
Tronox Finance, LLC, Term Loan
1,734,763
3.930%,  (LIBOR 1M +
2.750%), 9/22/2024
b
1,510,475
Total 8,179,653
Technology (1.0%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
1,547,225
4.489%,  (LIBOR 1M +
3.500%), 8/21/2026
b,c
1,299,669
Prime Security Services Borrower,
LLC, Term Loan
2,368,100
4.606%,  (LIBOR 1M +
3.250%), 9/23/2026
b
2,114,713
Rackspace Hosting, Inc., Term Loan
2,074,548
4.763%,  (LIBOR 3M +
3.000%), 11/3/2023
b
1,794,484
SS&C Technologies, Inc., Term Loan
358,471
2.739%,  (LIBOR 1M +
1.750%), 4/16/2025
b
334,274
255,794
2.739%,  (LIBOR 1M +
1.750%), 4/16/2025
b
238,528
Zayo Group Holdings, Inc., Term Loan
1,590,000
3.989%,  (LIBOR 1M +
3.000%), 3/9/2027
b,c,d,e
1,494,600
Total 7,276,268
Transportation (0.2%)
Genesee & Wyoming, Inc., Term Loan
995,000
3.450%,  (LIBOR 3M +
2.000%), 12/30/2026
b
948,364
United Airlines, Inc., Term Loan
745,000
2.739%,  (LIBOR 3M +
1.750%), 4/1/2024
b,c,d,e
670,500
Total 1,618,864
Utilities (0.2%)
Core and Main, LP, Term Loan
630,487
4.331%,  (LIBOR 1M +
2.750%), 8/1/2024
b
553,253
EnergySolutions , LLC, Term Loan
427,388
5.200%,  (LIBOR 3M +
3.750%), 5/11/2025
b,c
367,553

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (11.5%)
a
Value
Utilities (0.2%) - continued
Talen Energy Supply, LLC, Term Loan
$ 398,000
4.739%,  (LIBOR 1M +
3.750%), 7/8/2026
b
$ 344,270
Total 1,265,076
Total Bank Loans
(cost $96,470,383) 82,495,414
Principal
Amount Long-Term Fixed Income ( 51.5% ) Value
Asset-Backed Securities (3.9%)
Apidos CLO XXIV
1,570,000
3.269%,  (LIBOR 3M +
1.450%), 10/20/2030, Ser.
2016-24A, Class A1BR
b,g
1,441,237
Babson CLO, Ltd.
1,200,000
4.719%,  (LIBOR 3M + 2.900%),
7/20/2029, Ser. 2018-3A,
Class D
b,g
925,379
Benefit Street Partners CLO IV, Ltd.
1,000,000
3.569%,  (LIBOR 3M +
1.750%), 1/20/2029, Ser.
2014-IVA, Class A2RR
b,g
925,539
Business Jet Securities, LLC
1,264,737
4.447%,  6/15/2033, Ser.
2018-2, Class A
g
1,022,051
Cent CLO, LP
2,950,000
4.094%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
b,g
2,590,849
Foundation Finance Trust
436,047
3.300%,  7/15/2033, Ser.
2017-1A, Class A
g
435,113
Harley Marine Financing, LLC
1,268,288
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
g
1,119,264
Madison Park Funding XIV, Ltd.
1,450,000
3.202%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,g
1,317,749
Myers Park CLO, Ltd.
1,425,000
3.219%,  (LIBOR 3M +
1.400%), 10/20/2030, Ser.
2018-1A, Class A2
b,g
1,305,425
OHA Credit Funding 1, Ltd.
1,215,000
3.269%,  (LIBOR 3M +
1.450%), 10/20/2030, Ser.
2018-1A, Class A2
b,g
1,136,669
OZLM Funding II, Ltd.
2,435,000
3.270%,  (LIBOR 3M +
1.500%), 7/30/2031, Ser.
2012-2A, Class A1BR
b,g
2,227,842
OZLM IX, Ltd.
1,875,000
3.369%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,g
1,707,041
Palmer Square Loan Funding, Ltd.
1,000,000
4.069%,  (LIBOR 3M +
2.250%), 4/20/2027, Ser.
2019-1A, Class B
b,g
916,919
Park Avenue Institutional Advisers
CLO, Ltd.
2,400,000
3.319%,  (LIBOR 3M +
1.500%), 10/20/2031, Ser.
2018-1A, Class A1B
b,g
2,203,759
Principal
Amount Long-Term Fixed Income (51.5%) Value
Asset-Backed Securities (3.9%) - continued
Pretium Mortgage Credit Partners,
LLC
$ 1,984,721
3.721%,  1/25/2059, Ser.
2019-CFL1, Class A1
g,h
$ 1,708,809
Riserva CLO, Ltd.
1,200,000
3.519%,  (LIBOR 3M +
1.700%), 10/18/2028, Ser.
2016-3A, Class BR
b,g
1,109,704
Saxon Asset Securities Trust
184,047
3.765%,  8/25/2035, Ser.
2004-2, Class MF2
b
153,532
Sound Point CLO X, Ltd.
1,150,000
4.519%,  (LIBOR 3M +
2.700%), 1/20/2028, Ser.
2015-3A, Class DR
b,g
952,469
Sound Point CLO XXI, Ltd.
2,400,000
3.244%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,g
2,127,941
THL Credit Wind River CLO, Ltd.
1,250,000
4.681%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
b,g
1,010,280
Vericrest Opportunity Loan
Transferee
1,145,963
3.352%,  9/25/2049, Ser.
2019-NPL5, Class A1A
g,h
965,679
Voya CLO, Ltd.
1,100,000
2.059%,  (LIBOR 3M +
1.060%), 4/15/2031, Ser.
2019-1A, Class AR
b,g
1,028,020
Total 28,331,270
Basic Materials (0.8%)
Anglo American Capital plc
216,000 4.125%,  9/27/2022
g
212,921
BHP Billiton Finance USA, Ltd.
480,000 6.750%,  10/19/2075
b,g
508,925
Cleveland-Cliffs, Inc.
500,000 5.750%,  3/1/2025 386,250
First Quantum Minerals, Ltd.
680,000 7.500%,  4/1/2025
g
565,889
Freeport-McMoRan, Inc.
360,000 4.125%,  3/1/2028 315,140
390,000 4.250%,  3/1/2030 338,832
Kinross Gold Corporation
108,000 5.125%,  9/1/2021 108,270
Krayton Polymers, LLC
480,000 7.000%,  4/15/2025
g
424,800
Mosaic Company
55,000 3.250%,  11/15/2022 53,884
Norbord, Inc.
520,000 5.750%,  7/15/2027
g
474,716
Novelis Corporation
580,000 5.875%,  9/30/2026
g
569,192
160,000 4.750%,  1/30/2030
g
142,400
Olin Corporation
600,000 5.125%,  9/15/2027 536,139
Peabody Securities Finance
Corporation
745,000 6.375%,  3/31/2025
g
387,400
Syngenta Finance NV
200,000 3.933%,  4/23/2021
g
188,466
Tronox Finance plc
550,000 5.750%,  10/1/2025
g
490,875

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (51.5%) Value
Basic Materials (0.8%) - continued
Xstrata Finance Canada, Ltd.
$ 163,000 4.950%,  11/15/2021
g
$ 161,427
Total 5,865,526
Capital Goods (2.3%)
AECOM
1,105,000 5.125%,  3/15/2027 994,500
Aerojet Rocketdyne Holdings, Inc.,
Convertible
435,000 2.250%,  12/15/2023 718,062
Amsted Industries, Inc.
665,000 5.625%,  7/1/2027
g
646,989
Ardagh Packaging Finance plc
940,000 6.000%,  2/15/2025
g
942,632
Bombardier, Inc.
880,000 7.500%,  3/15/2025
g
609,400
Building Materials Corporation of
America
785,000 6.000%,  10/15/2025
g
771,498
Caterpillar Financial Services
Corporation
164,000 1.900%,  9/6/2022 163,320
171,000 1.950%,  11/18/2022 170,651
Cemex SAB de CV
300,000 5.450%,  11/19/2029
g
243,450
Chart Industries, Inc., Convertible
50,000 1.000%,  11/15/2024
g
39,076
Cintas Corporation No. 2
162,000 2.900%,  4/1/2022 161,996
CNH Industrial Capital, LLC
165,000 4.875%,  4/1/2021 161,266
Covanta Holding Corporation
470,000 6.000%,  1/1/2027 391,470
Crown Americas Capital Corporation
IV
730,000 4.500%,  1/15/2023 747,527
Crown Cork & Seal Company, Inc.
410,000 7.375%,  12/15/2026 420,250
Dycom Industries, Inc., Convertible
286,000 0.750%,  9/15/2021 241,313
General Electric Company
745,000 5.000%,  1/21/2021
b,i
614,625
H&E Equipment Services, Inc.
570,000 5.625%,  9/1/2025 528,675
Huntington Ingalls Industries, Inc.
111,000 3.844%,  5/1/2025
g
114,291
John Deere Capital Corporation
169,000 1.200%,  4/6/2023 165,451
171,000 2.050%,  1/9/2025 170,743
KBR, Inc., Convertible
399,000 2.500%,  11/1/2023 413,469
L3Harris Technologies, Inc.
280,000 4.950%,  2/15/2021
g
286,010
Lockheed Martin Corporation
70,000 2.500%,  11/23/2020 70,160
Otis Worldwide Corporation
172,000 2.056%,  4/5/2025
g
168,133
Owens-Brockway Glass Container,
Inc.
1,070,000 5.000%,  1/15/2022
g
1,080,861
Parker-Hannifin Corporation
225,000 2.700%,  6/14/2024 224,085
Patrick Industries, Inc., Convertible
228,000 1.000%,  2/1/2023 179,139
Principal
Amount Long-Term Fixed Income (51.5%) Value
Capital Goods (2.3%) - continued
Republic Services, Inc.
$ 105,000 2.500%,  8/15/2024 $ 105,716
Reynolds Group Issuer, Inc.
1,125,000 5.125%,  7/15/2023
g
1,116,551
Rockwell Collins, Inc.
112,000 2.800%,  3/15/2022 113,147
Roper Technologies, Inc.
270,000 2.800%,  12/15/2021 270,245
117,000 2.350%,  9/15/2024 113,750
Standard Industries, Inc.
81,000 5.500%,  2/15/2023
g
78,165
Textron Financial Corporation
1,350,000
3.427%,  (LIBOR 3M +
1.735%), 2/15/2042
b,g
762,750
TransDigm , Inc.
220,000 6.250%,  3/15/2026
g
218,900
770,000 5.500%,  11/15/2027
g
691,075
TTM Technologies, Inc., Convertible
210,000 1.750%,  12/15/2020
j
235,437
United Rentals North America, Inc.
1,010,000 4.000%,  7/15/2030 903,950
United Technologies Corporation
237,000 3.950%,  8/16/2025 259,312
Waste Management, Inc.
110,000 2.950%,  6/15/2024 111,848
WW Grainger, Inc.
115,000 1.850%,  2/15/2025 115,128
Total 16,535,016
Collateralized Mortgage Obligations (9.9%)
Alternative Loan Trust
545,884
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 375,296
Antler Mortgage Trust
1,250,000
4.458%,  6/27/2022, Ser.
2019-RTL1, Class A1
g
1,089,815
3,600,000
4.335%,  7/25/2022, Ser.
2018-RTL1, Class A1
g
3,581,293
Banc of America Alternative Loan
Trust
878,510
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 757,915
Banc of America Mortgage Securities
Trust
1,128,867
3.985%,  9/25/2035, Ser.
2005-H, Class 3A1
b
924,411
Bear Stearns Adjustable Rate
Mortgage Trust
61,033
4.270%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
56,777
Bellemeade Re, Ltd.
1,498,467
2.547%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,g
1,487,074
Cascade Funding Mortgage Trust
969,085
4.580%,  6/25/2048, Ser.
2018-RM1, Class A1
g
973,700
1,473,826
4.000%,  10/25/2068, Ser.
2018-RM2, Class A
b,g
1,456,728
CHL Mortgage Pass-Through Trust
1,065,185
3.416%,  11/20/2035, Ser.
2005-HYB7, Class 6A1
b
807,065
363,539
3.861%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
317,959

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (51.5%) Value
Collateralized Mortgage Obligations (9.9%) -
continued
$ 1,292,166
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 $ 957,314
CIM Trust
813,886
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,g
836,245
Citigroup Mortgage Loan Trust, Inc.
161,828
5.500%,  11/25/2035, Ser.
2005-9, Class 21A2 151,480
272,141
4.032%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
b
200,229
1,430,816
4.082%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
1,198,261
Countrywide Alternative Loan Trust
638,873
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 579,729
271,904
3.358%,  10/25/2035, Ser.
2005-43, Class 4A1
b
229,677
296,100
3.619%,  10/25/2035, Ser.
2005-43, Class 1A1
b
258,577
336,089
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 293,944
258,546
6.000%,  4/25/2036, Ser.
2006-4CB, Class 1A1 158,321
942,394
6.500%,  8/25/2036, Ser.
2006-23CB, Class 2A3 490,159
Countrywide Home Loan Mortgage
Pass Through Trust
437,894
3.569%,  11/25/2035, Ser.
2005-22, Class 2A1
b
363,966
Credit Suisse Mortgage Capital
Certificates
667,801
3.393%,  2/25/2024, Ser.
2020-BPL1, Class A1
g,h
660,733
1,144,572
3.322%,  10/25/2058, Ser.
2019-RPL8, Class A1
b,g
1,188,098
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
909,459
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 869,742
Eagle Re, Ltd.
1,297,088
2.747%,  (LIBOR 1M + 1.800%),
4/25/2029, Ser. 2019-1, Class
M1B
b,g
1,291,241
Federal Home Loan Mortgage
Corporation
3,182,430
3.500%,  8/15/2035, Ser.
345, Class C8
k
287,804
Federal Home Loan Mortgage
Corporation - REMIC
1,298,503
2.500%,  12/15/2022, Ser.
4155, Class AI
k
31,614
771,614
2.500%,  5/15/2027, Ser.
4106, Class HI
k
38,422
2,698,288
3.000%,  5/15/2027, Ser.
4046, Class GI
k
163,898
2,059,955
3.000%,  7/15/2027, Ser.
4084, Class NI
k
140,086
3,046,245
3.000%,  7/15/2027, Ser.
4074, Class IO
k
207,085
1,032,614
2.500%,  2/15/2028, Ser.
4162, Class AI
k
58,294
2,134,638
2.500%,  2/15/2028, Ser.
4161, Class UI
k
118,257
Principal
Amount Long-Term Fixed Income (51.5%) Value
Collateralized Mortgage Obligations (9.9%) -
continued
$ 2,989,654
2.500%,  3/15/2028, Ser.
4177, Class EI
k
$ 175,549
3,179,026
3.500%,  10/15/2032, Ser.
4119, Class KI
k
396,958
1,495,609
3.000%,  2/15/2033, Ser.
4170, Class IG
k
141,439
3,312,341
3.000%,  4/15/2033, Ser.
4203, Class DI
k
267,660
Federal National Mortgage
Association - REMIC
4,503,484
3.000%,  7/25/2027, Ser.
2012-73, Class DI
k
271,877
2,818,869
3.000%,  7/25/2027, Ser.
2012-74, Class AI
k
152,374
5,411,404
3.000%,  8/25/2027, Ser.
2012-95, Class HI
k
291,694
2,880,313
3.500%,  9/25/2027, Ser.
2012-98, Class YI
k
210,962
7,235,499
3.000%,  11/25/2027, Ser.
2012-121, Class BI
k
462,188
3,736,968
3.000%,  12/25/2027, Ser.
2012-139, Class DI
k
215,656
1,964,727
2.500%,  1/25/2028, Ser.
2012-152, Class AI
k
113,490
5,051,063
3.000%,  1/25/2028, Ser.
2012-147, Class EI
k
298,583
1,425,215
2.500%,  2/25/2028, Ser.
2013-46, Class CI
k
67,811
2,597,180
3.000%,  2/25/2028, Ser.
2013-2, Class GI
k
170,298
950,805
3.000%,  4/25/2028, Ser.
2013-30, Class DI
k
65,142
3,552,514
3.000%,  11/25/2031, Ser.
2013-69, Class IO
k
183,545
1,978,265
3.000%,  2/25/2033, Ser.
2013-1, Class YI
k
216,964
First Horizon Alternative Mortgage
Securities Trust
286,017
3.676%,  3/25/2035, Ser.
2005-AA2, Class 1A1
b
237,982
302,880
3.787%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
269,171
First Horizon Mortgage Pass-Through
Trust
257,330
4.814%,  8/25/2037, Ser.
2007-AR2, Class 1A2
b
163,179
Genworth Mortgage Insurance
Corporation
700,000
2.847%,  (LIBOR 1M +
1.900%), 11/26/2029, Ser.
2019-1, Class M1
b,g
664,670
GMAC Mortgage Corporation Loan
Trust
580,737
3.927%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
481,536
Government National Mortgage
Association
920,199
4.000%,  1/16/2027, Ser.
2012-3, Class IO
k
68,424
Greenpoint Mortgage Funding Trust
398,884
1.147%,  (LIBOR 1M + 0.200%),
10/25/2045, Ser. 2005-AR4,
Class G41B
b
320,676

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (51.5%) Value
Collateralized Mortgage Obligations (9.9%) -
continued
IndyMac IMJA Mortgage Loan Trust
$ 695,975
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 $ 441,990
IndyMac INDX Mortgage Loan Trust
2,098,802
1.157%,  (LIBOR 1M + 0.210%),
4/25/2046, Ser. 2006-AR2,
Class 1A1B
b
1,671,962
J.P. Morgan Alternative Loan Trust
635,186
6.500%,  3/25/2036, Ser.
2006-S1, Class 1A19 464,807
J.P. Morgan Mortgage Trust
119,639
6.500%,  1/25/2035, Ser.
2005-S1, Class 1A2 123,561
498,317
4.018%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
401,058
Legacy Mortgage Asset Trust
1,688,874
4.000%,  1/25/2059, Ser.
2019-GS1, Class A1
g
1,523,507
1,809,971
3.250%,  11/25/2059, Ser.
2019-GS7, Class A1
g,h
1,826,650
Lehman Mortgage Trust
212,834
1.697%,  (LIBOR 1M +
0.750%), 12/25/2035, Ser.
2005-2, Class 3A1
b
129,728
Master Asset Securitization Trust
816,000
1.447%,  (LIBOR 1M +
0.500%), 6/25/2036, Ser.
2006-2, Class 2A2
b
241,638
MASTR Alternative Loans Trust
263,852
1.397%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
b
59,338
Merrill Lynch Alternative Note Asset
Trust
353,626
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 227,508
Merrill Lynch Mortgage Investors
Trust
801,322
4.300%,  6/25/2035, Ser.
2005-A5, Class M1
b
344,197
Oaktown Re II, Ltd.
826,866
2.497%,  (LIBOR 1M +
1.550%), 7/25/2028, Ser.
2018-1A, Class M1
b,g
822,519
Preston Ridge Partners Mortgage
Trust, LLC
381,018
4.500%,  1/25/2024, Ser.
2019-1A, Class A1
g,h
384,601
1,480,250
3.967%,  4/25/2024, Ser.
2019-2A, Class A1
g,h
1,324,039
1,544,867
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,g
1,536,040
1,146,946
4.750%,  10/25/2024, Ser.
2019-GS1, Class A2
b,g
1,145,549
532,020
3.351%,  11/25/2024, Ser.
2019-4A, Class A1
g,h
523,809
Pretium Mortgage Credit Partners,
LLC
982,541
2.858%,  5/27/2059, Ser.
2020-NPL1, Class A1
g,h
767,500
Radnor RE, Ltd.
629,565
2.347%,  (LIBOR 1M +
1.400%), 3/25/2028, Ser.
2018-1, Class M1
b,g
628,162
Principal
Amount Long-Term Fixed Income (51.5%) Value
Collateralized Mortgage Obligations (9.9%) -
continued
$ 1,700,000
3.647%,  (LIBOR 1M +
2.700%), 3/25/2028, Ser.
2018-1, Class M2
b,g
$ 1,713,805
RCO Mortgage, LLC
898,305
3.475%,  11/25/2024, Ser.
2019-2, Class A1
g,h
853,586
892,425
3.197%,  11/25/2052, Ser.
2017-INV1, Class A
b,g
853,519
Renaissance Home Equity Loan Trust
1,164,223
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
h
588,358
Residential Accredit Loans, Inc. Trust
664,053
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 604,368
306,883
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 275,663
384,392
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 329,639
654,763
5.750%,  4/25/2037, Ser.
2007-QS6, Class A28 553,282
401,221
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 349,142
174,420
6.000%,  6/25/2037, Ser.
2007-QS8, Class A10 145,971
Residential Asset Securitization Trust
469,940
6.207%,  8/25/2022, Ser.
2007-A8, Class 3A1
b
344,159
600,636
3.475%,  1/25/2034, Ser.
2004-IP1, Class A1
b
524,102
1,337,164
5.500%,  4/25/2035, Ser.
2005-A1, Class A3 1,371,107
Residential Funding Mortgage
Security I Trust
902,033
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 801,515
Sequoia Mortgage Trust
800,137
3.676%,  9/20/2046, Ser.
2007-1, Class 4A1
b
564,064
Stanwich Mortgage Loan Trust
650,549
3.475%,  11/16/2024, Ser.
2019-NPB2, Class A1
g,h
635,450
Starwood Mortgage Residential Trust
1,228,459
4.121%,  10/25/2048, Ser.
2018-IMC2, Class A1
b,g
1,206,683
Structured Adjustable Rate Mortgage
Loan Trust
266,669
4.212%,  7/25/2035, Ser.
2005-15, Class 4A1
b
214,034
175,038
4.035%,  9/25/2035, Ser.
2005-18, Class 1A1
b
124,851
Structured Asset Mortgage
Investments, Inc.
633,493
1.257%,  (LIBOR 1M + 0.310%),
12/25/2035, Ser. 2005-AR4,
Class A1
b
538,798
Toorak Mortgage Corporation
1,750,000
4.375%,  8/25/2021, Ser.
2018-1, Class A1
g,h
1,526,994
2,000,000
4.458%,  3/25/2022, Ser.
2019-1, Class A1
g,h
1,752,633
1,250,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
g,h
1,234,588

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (51.5%) Value
Collateralized Mortgage Obligations (9.9%) -
continued
Vericrest Opportunity Loan
Transferee
$ 1,080,798
2.981%,  3/25/2050, Ser.
2020-NPL4, Class A1
g,h
$ 943,404
1,750,000
3.475%,  3/25/2050, Ser.
2020-NPL5, Class A1B
g,h
1,268,307
639,377
3.352%,  8/25/2049, Ser.
2019-NPL4, Class A1A
g,h
579,884
3,600,000
4.090%,  11/25/2049, Ser.
2019-NPL8, Class A1B
g,h
2,681,712
2,200,000
4.090%,  11/26/2049, Ser.
2019-NPL9, Class A1B
g,h
1,650,653
407,390
3.426%,  12/27/2049, Ser.
2019-NP10, Class A1A
g,h
374,627
Verus Securitization Trust
1,057,858
3.345%,  5/25/2059, Ser.
2019-2, Class A2
b,g
1,035,629
WaMu Mortgage Pass Through
Certificates
762,994
2.846%,  (12 MTA + 0.880%),
10/25/2046, Ser. 2006-AR13,
Class 1A
b
604,291
841,821
2.234%,  (COF 11 + 1.250%),
3/25/2047, Ser. 2007-OA2,
Class 2A
b
695,582
Washington Mutual Mortgage Pass
Through Certificates
401,585
6.000%,  11/25/2035, Ser.
2005-10, Class 2A9 351,159
809,076
7.000%,  4/25/2037, Ser.
2007-2, Class 1A1 407,344
Washington Mutual Mortgage Pass-
Through Certificates
338,704
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 310,139
Total 71,106,242
Commercial Mortgage-Backed Securities (0.3%)
Federal National Mortgage
Association - ACES
20,951,597
1.468%,  2/25/2031, Ser.
2019-M21, Class X2
b,k
2,316,901
Total 2,316,901
Communications Services (3.5%)
AMC Networks, Inc.
570,000 5.000%,  4/1/2024 547,200
American Tower Corporation
60,000 2.800%,  6/1/2020 59,529
115,000 3.450%,  9/15/2021 115,584
176,000 3.375%,  5/15/2024 176,810
112,000 2.950%,  1/15/2025 111,867
AT&T, Inc.
452,000 4.450%,  4/1/2024 478,783
British Sky Broadcasting Group plc
110,000 3.125%,  11/26/2022
g
111,871
CCO Holdings, LLC
700,000 5.500%,  5/1/2026
g
708,820
460,000 5.125%,  5/1/2027
g
462,976
1,130,000 4.750%,  3/1/2030
g
1,127,175
Charter Communications Operating,
LLC
311,000 3.579%,  7/23/2020 310,033
170,000 4.500%,  2/1/2024 175,186
Principal
Amount Long-Term Fixed Income (51.5%) Value
Communications Services (3.5%) - continued
$ 120,000 4.908%,  7/23/2025 $ 129,274
Clear Channel Worldwide Holdings,
Inc.
490,000 5.125%,  8/15/2027
g
458,836
Comcast Corporation
216,000 1.625%,  1/15/2022 216,510
117,000 3.700%,  4/15/2024 125,577
117,000 3.950%,  10/15/2025 128,816
Cox Communications, Inc.
171,000 2.950%,  6/30/2023
g
171,090
Crown Castle International
Corporation
140,000 3.400%,  2/15/2021 140,942
109,000 3.150%,  7/15/2023 109,398
118,000 4.450%,  2/15/2026 123,225
CSC Holdings, LLC
725,000 5.500%,  5/15/2026
g
749,904
Deutsche Telekom International
Finance BV
105,000 2.485%,  9/19/2023
g
103,772
Discovery Communications, LLC
216,000 2.950%,  3/20/2023 215,543
DISH Network Corporation,
Convertible
1,989,000 3.375%,  8/15/2026 1,614,773
Embarq Corporation
480,000 7.995%,  6/1/2036 475,200
Fox Corporation
229,000 4.030%,  1/25/2024
g
237,920
Front Range BidCo , Inc.
640,000 4.000%,  3/1/2027
g
612,400
GCI Liberty, Inc., Convertible
1,239,000 1.750%,  9/30/2046
g
1,559,613
Gray Escrow, Inc.
460,000 7.000%,  5/15/2027
g
457,700
iHeartCommunications , Inc.
690,000 4.750%,  1/15/2028
g
621,000
Lamar Media Corporation
330,000 3.750%,  2/15/2028
g
309,335
Level 3 Financing, Inc.
235,000 5.250%,  3/15/2026 234,853
1,090,000 4.625%,  9/15/2027
g
1,083,351
Liberty Interactive, LLC, Convertible
172,000 3.500%,  1/15/2031 120,876
Moody's Corporation
108,000 2.750%,  12/15/2021 107,191
Neptune Finco Corporation
512,000 10.875%,  10/15/2025
g
551,680
Netflix, Inc.
905,000 4.875%,  4/15/2028 923,100
Nexstar Escrow Corporation
316,000 5.625%,  8/1/2024
g
297,432
400,000 5.625%,  7/15/2027
g
391,000
SFR Group SA
650,000 7.375%,  5/1/2026
g
656,500
Sirius XM Radio, Inc.
940,000 5.000%,  8/1/2027
g
954,006
Sprint Corporation
940,000 7.250%,  9/15/2021 968,858
960,000 7.625%,  2/15/2025 1,062,384
Telesat Canada / Telesat , LLC
520,000 4.875%,  6/1/2027
g
496,496
T-Mobile USA, Inc.
1,410,000 4.500%,  2/1/2026 1,434,675

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (51.5%) Value
Communications Services (3.5%) - continued
Twitter, Inc., Convertible
$ 276,000 0.250%,  6/15/2024 $ 247,503
VeriSign, Inc.
540,000 4.750%,  7/15/2027 559,656
Verizon Communications, Inc.
67,000 2.946%,  3/15/2022 68,338
219,000
2.792%,  (LIBOR 3M +
1.100%), 5/15/2025
b
199,624
Viacom, Inc.
161,000 4.250%,  9/1/2023 164,170
270,000 5.875%,  2/28/2057
b
229,837
Virgin Media Secured Finance plc
865,000 5.500%,  8/15/2026
g
877,975
Vodafone Group plc
165,000 3.750%,  1/16/2024 171,799
Windstream Services, LLC
520,000 8.625%,  10/31/2025
f,g
312,000
Ziggo BV
423,000 5.500%,  1/15/2027
g
423,000
Total 25,482,966
Consumer Cyclical (2.5%)
1011778 B.C., ULC
960,000 4.375%,  1/15/2028
g
886,944
Allison Transmission, Inc.
675,000 5.000%,  10/1/2024
g
654,750
American Honda Finance
Corporation
163,000 2.050%,  1/10/2023 160,521
BMW Finance NV
109,000 2.250%,  8/12/2022
g
104,292
Brookfield Property REIT, Inc.
315,000 5.750%,  5/15/2026
g
255,585
Brookfield Residential Properties,
Inc.
920,000 6.250%,  9/15/2027
g
798,008
Cedar Fair, LP
380,000 5.250%,  7/15/2029
g
321,100
D.R. Horton, Inc.
160,000 2.550%,  12/1/2020 157,774
Daimler Finance North America, LLC
118,000 2.550%,  8/15/2022
g
113,132
Ford Motor Credit Company, LLC
990,000 4.063%,  11/1/2024 898,425
1,020,000 4.134%,  8/4/2025 904,740
General Motors Financial Company,
Inc.
162,000 2.650%,  4/13/2020 161,874
162,000 4.375%,  9/25/2021 149,137
118,000 4.200%,  11/6/2021 112,190
108,000 3.150%,  6/30/2022 97,495
233,000 3.950%,  4/13/2024 211,174
171,000 2.900%,  2/26/2025 147,797
Hanesbrands, Inc.
700,000 4.875%,  5/15/2026
g
687,750
Harley-Davidson Financial Services,
Inc.
180,000 4.050%,  2/4/2022
g
175,960
Herc Holdings, Inc.
260,000 5.500%,  7/15/2027
g
241,800
Hilton Domestic Operating Company,
Inc.
920,000 4.875%,  1/15/2030 782,000
Home Depot, Inc.
110,000 2.000%,  4/1/2021 110,146
Principal
Amount Long-Term Fixed Income (51.5%) Value
Consumer Cyclical (2.5%) - continued
$ 65,000 2.625%,  6/1/2022 $ 66,116
111,000 3.750%,  2/15/2024 117,212
Hyundai Capital America
165,000 3.000%,  6/20/2022
g
160,270
L Brands, Inc.
260,000 6.694%,  1/15/2027 187,720
Landry's, Inc.
490,000 6.750%,  10/15/2024
g
308,646
Lennar Corporation
161,000 2.950%,  11/29/2020 156,975
65,000 4.125%,  1/15/2022 64,350
172,000 4.875%,  12/15/2023 168,560
1,180,000 4.500%,  4/30/2024 1,154,087
58,000 5.875%,  11/15/2024 58,667
Live Nation Entertainment, Inc.,
Convertible
325,000 2.500%,  3/15/2023 308,922
Lowe's Companies, Inc.
111,000 4.000%,  4/15/2025 118,658
Mattamy Group Corporation
830,000 5.250%,  12/15/2027
g
771,900
McDonald's Corporation
226,000 3.350%,  4/1/2023 233,463
MGM Resorts International
325,000 6.000%,  3/15/2023 313,625
575,000 5.750%,  6/15/2025 514,625
Prime Security Services Borrower,
LLC
990,000 5.750%,  4/15/2026
g
970,200
Ralph Lauren Corporation
70,000 2.625%,  8/18/2020 70,067
Ryman Hospitality Properties, Inc.
320,000 4.750%,  10/15/2027
g
240,000
Scientific Games International, Inc.
470,000 5.000%,  10/15/2025
g
408,900
170,000 7.000%,  5/15/2028
g
104,550
ServiceMaster Company, LLC
930,000 5.125%,  11/15/2024
g
918,375
Six Flags Entertainment Corporation
290,000 5.500%,  4/15/2027
g
244,325
Staples, Inc.
520,000 7.500%,  4/15/2026
g
455,003
Starbucks Corporation
115,000 2.100%,  2/4/2021 115,075
Target Corporation
111,000 2.250%,  4/15/2025 112,691
TJX Companies, Inc.
111,000 3.500%,  4/15/2025 113,532
Viking Cruises, Ltd.
305,000 5.875%,  9/15/2027
g
178,459
Visa, Inc.
70,000 2.200%,  12/14/2020 70,356
Volkswagen Group of America
Finance, LLC
200,000 4.250%,  11/13/2023
g
197,606
Yum! Brands, Inc.
700,000 4.750%,  1/15/2030
g
651,980
Total 17,687,509
Consumer Non-Cyclical (3.4%)
Abbott Laboratories
216,000 2.550%,  3/15/2022 217,863
113,000 3.400%,  11/30/2023 118,718
AbbVie, Inc.
108,000 2.900%,  11/6/2022 109,247

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (51.5%) Value
Consumer Non-Cyclical (3.4%) - continued
$ 233,000 2.300%,  11/21/2022
g
$ 232,786
349,000 3.600%,  5/14/2025 367,697
Albertson's Companies, Inc.
805,000 6.625%,  6/15/2024 817,075
190,000 4.875%,  2/15/2030
g
188,100
Allergan Sales, LLC
53,000 4.875%,  2/15/2021
g
53,821
Allergan, Inc.
107,000 2.800%,  3/15/2023 106,373
Altria Group, Inc.
173,000 3.800%,  2/14/2024 175,375
113,000 4.400%,  2/14/2026 117,017
Amgen, Inc.
172,000 1.900%,  2/21/2025 173,105
Anheuser-Busch Companies, LLC
113,000 3.650%,  2/1/2026 118,678
Anheuser-Busch InBev Finance, Inc.
97,000 3.300%,  2/1/2023 99,813
Anheuser-Busch InBev Worldwide,
Inc.
177,000 4.150%,  1/23/2025 190,926
Avantor , Inc.
510,000 6.000%,  10/1/2024
g
534,327
B&G Foods, Inc.
500,000 5.250%,  9/15/2027 487,500
BAT Capital Corporation
110,000 2.764%,  8/15/2022 108,338
177,000 3.222%,  8/15/2024 177,780
Bausch Health Companies, Inc.
440,000 7.000%,  1/15/2028
g
456,280
120,000 5.000%,  1/30/2028
g
113,604
120,000 5.250%,  1/30/2030
g
112,200
Bayer U.S. Finance II, LLC
213,000 3.500%,  6/25/2021
g
213,412
Becton, Dickinson and Company
304,000 3.363%,  6/6/2024 304,658
Boston Scientific Corporation
241,000 3.450%,  3/1/2024 247,313
Bristol-Myers Squibb Company
177,000 3.625%,  5/15/2024
g
187,027
Bunge, Ltd. Finance Corporation
70,000 3.500%,  11/24/2020 70,580
Cardtronics , Inc., Convertible
270,000 1.000%,  12/1/2020 256,960
Centene Corporation
920,000 4.750%,  1/15/2025 931,500
172,000 5.375%,  8/15/2026
g
175,440
150,000 4.250%,  12/15/2027
g
150,285
360,000 4.625%,  12/15/2029
g
361,800
Cigna Corporation
235,000 4.125%,  11/15/2025 251,630
Conagra Brands, Inc.
118,000 3.800%,  10/22/2021 118,919
118,000 4.300%,  5/1/2024 122,517
Constellation Brands, Inc.
220,000 4.250%,  5/1/2023 221,989
CVS Health Corporation
108,000 2.750%,  12/1/2022 108,723
327,000 3.700%,  3/9/2023 340,403
220,000 4.100%,  3/25/2025 231,532
Encompass Health Corporation
480,000 4.500%,  2/1/2028 470,760
Energizer Holdings, Inc.
780,000 6.375%,  7/15/2026
g
787,800
Principal
Amount Long-Term Fixed Income (51.5%) Value
Consumer Non-Cyclical (3.4%) - continued
Express Scripts Holding Company
$ 108,000 4.750%,  11/15/2021 $ 113,464
General Mills, Inc.
110,000 3.700%,  10/17/2023 111,960
110,000 3.650%,  2/15/2024 113,782
HCA, Inc.
1,350,000 5.375%,  2/1/2025 1,373,612
Imperial Brands Finance plc
105,000 3.125%,  7/26/2024
g
102,652
JBS USA, LLC
470,000 5.750%,  6/15/2025
g
474,700
990,000 5.500%,  1/15/2030
g
1,022,175
Kellogg Company
220,000 3.125%,  5/17/2022 218,337
Keurig Dr Pepper, Inc.
224,000 3.551%,  5/25/2021 226,598
Kraft Foods Group, Inc.
500,000 5.000%,  6/4/2042 473,933
Kraft Heinz Foods Company
750,000 3.750%,  4/1/2030
g
715,314
Kroger Company
110,000 2.800%,  8/1/2022 111,527
Mead Johnson Nutrition Company
70,000 3.000%,  11/15/2020 69,864
Medtronic, Inc.
57,000 3.500%,  3/15/2025 61,395
Mondelez International Holdings
Netherlands BV
162,000 2.000%,  10/28/2021
g
161,287
Mylan NV
148,000 3.150%,  6/15/2021 146,636
Mylan, Inc.
105,000 4.200%,  11/29/2023 100,067
Novartis Capital Corporation
114,000 1.750%,  2/14/2025 115,143
Par Pharmaceutical, Inc.
470,000 7.500%,  4/1/2027
g
467,650
PepsiCo, Inc.
168,000 2.250%,  3/19/2025 174,399
Pernod Ricard SA
190,000 5.750%,  4/7/2021
g
195,500
Post Holdings, Inc.
560,000 5.750%,  3/1/2027
g
573,838
Reynolds American, Inc.
110,000 4.850%,  9/15/2023 114,445
Scotts Miracle- Gro Company
530,000 4.500%,  10/15/2029 504,825
Shire Acquisitions Investments
Ireland Designated Activity
Company
216,000 2.400%,  9/23/2021 215,192
Simmons Foods, Inc.
380,000 5.750%,  11/1/2024
g
344,964
Spectrum Brands, Inc.
700,000 5.750%,  7/15/2025 654,500
240,000 5.000%,  10/1/2029
g
204,000
Sysco Corporation
223,000 5.650%,  4/1/2025 232,195
Teleflex, Inc.
725,000 4.875%,  6/1/2026 706,875
Tenet Healthcare Corporation
240,000 4.625%,  7/15/2024 228,600
700,000 5.125%,  11/1/2027
g
668,500

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (51.5%) Value
Consumer Non-Cyclical (3.4%) - continued
Teva Pharmaceutical Finance
Netherlands III BV
$ 52,000 2.200%,  7/21/2021 $ 49,669
440,000 2.800%,  7/21/2023 401,496
Thermo Fisher Scientific, Inc.
112,000 4.133%,  3/25/2025 120,009
Tyson Foods, Inc.
98,000 4.500%,  6/15/2022 101,313
UnitedHealth Group, Inc.
70,000 3.350%,  7/15/2022 72,441
VRX Escrow Corporation
1,895,000 6.125%,  4/15/2025
g
1,866,575
Zoetis, Inc.
161,000 3.450%,  11/13/2020 159,420
161,000 3.250%,  2/1/2023 164,579
Total 24,563,302
Energy (1.8%)
Archrock Partners, LP
290,000 6.250%,  4/1/2028
g
200,100
BP Capital Markets America, Inc.
442,000 2.520%,  9/19/2022 438,622
Buckeye Partners, LP
120,000 4.125%,  3/1/2025
g
101,160
390,000 3.950%,  12/1/2026 319,683
140,000 4.125%,  12/1/2027 114,758
Canadian Natural Resources, Ltd.
110,000 2.950%,  1/15/2023 95,291
Canadian Oil Sands, Ltd.
108,000 9.400%,  9/1/2021
g
116,332
Cheniere Corpus Christi Holdings,
LLC
800,000 7.000%,  6/30/2024 702,150
Cheniere Energy Partners, LP
1,120,000 5.625%,  10/1/2026 1,041,600
Chesapeake Energy Corporation
285,000 11.500%,  1/1/2025
g
45,600
Continental Resources, Inc.
59,000 5.000%,  9/15/2022 36,576
176,000 4.500%,  4/15/2023 96,806
Diamondback Energy, Inc.
117,000 2.875%,  12/1/2024 81,737
Enagas SA
1,490,000 5.500%,  1/15/2028
g
774,800
Enbridge, Inc.
110,000 2.900%,  7/15/2022 101,014
887,000 6.250%,  3/1/2078
b
665,250
Energy Transfer Operating, LP
112,000 4.200%,  9/15/2023 97,827
220,000 5.875%,  1/15/2024 207,765
264,000 6.625%,  2/15/2028
b,i
130,680
EnLink Midstream Partners, LP
560,000 4.850%,  7/15/2026 275,352
Enterprise Products Operating, LLC
440,000 4.875%,  8/16/2077
b
302,192
EOG Resources, Inc.
180,000 2.625%,  3/15/2023 176,440
EQT Corporation
130,000 3.900%,  10/1/2027 89,661
Exxon Mobil Corporation
113,000 2.992%,  3/19/2025 119,067
Hess Corporation
112,000 3.500%,  7/15/2024 88,941
Kinder Morgan Energy Partners, LP
216,000 3.450%,  2/15/2023 211,100
Principal
Amount Long-Term Fixed Income (51.5%) Value
Energy (1.8%) - continued
Marathon Petroleum Corporation
$ 110,000 4.750%,  12/15/2023 $ 104,152
MPLX, LP
162,000 4.500%,  7/15/2023 139,413
Murphy Oil Corporation
590,000 5.875%,  12/1/2027 308,452
Nabors Industries, Inc.
440,000 5.750%,  2/1/2025 96,800
Nabors Industries, Ltd.
150,000 7.250%,  1/15/2026
g
51,000
Newfield Exploration Company
172,000 5.625%,  7/1/2024 92,314
Occidental Petroleum Corporation
48,000 4.850%,  3/15/2021 40,210
ONEOK, Inc.
57,000 2.200%,  9/15/2025 43,987
Parsley Energy, LLC
730,000 5.625%,  10/15/2027
g
514,650
Plains All American Pipeline, LP
247,000 5.000%,  2/1/2021 240,962
260,000 6.125%,  11/15/2022
b,i
130,000
60,000 2.850%,  1/31/2023 52,232
Sabine Pass Liquefaction, LLC
108,000 6.250%,  3/15/2022 104,755
108,000 5.625%,  4/15/2023 100,487
Southwestern Energy Company
840,000 7.500%,  4/1/2026 550,200
Sunoco Logistics Partners
Operations, LP
175,000 4.400%,  4/1/2021 174,443
Sunoco, LP
475,000 5.500%,  2/15/2026 411,008
460,000 5.875%,  3/15/2028 381,800
Targa Resources Partners, LP
570,000 5.375%,  2/1/2027 469,110
Transocean Guardian, Ltd.
421,675 5.875%,  1/15/2024
g
337,340
Transocean, Ltd.
380,000 8.000%,  2/1/2027
g
180,500
Viper Energy Partners, LP
710,000 5.375%,  11/1/2027
g
596,400
W&T Offshore, Inc.
750,000 9.750%,  11/1/2023
g
176,295
Western Gas Partners, LP
110,000 4.000%,  7/1/2022 71,328
Williams Partners, LP
215,000 4.500%,  11/15/2023 201,592
WPX Energy, Inc.
610,000 5.750%,  6/1/2026 347,700
270,000 5.250%,  10/15/2027 148,500
150,000 4.500%,  1/15/2030 81,450
Total 12,777,584
Financials (7.7%)
ACE INA Holdings, Inc.
70,000 2.875%,  11/3/2022 71,037
Aegon NV
720,000
1.896%,  (USISDA 10Y +
0.100%), 7/15/2020
b,i
500,400
AerCap Ireland Capital, Ltd.
118,000 3.500%,  1/15/2025 100,251
AIG Global Funding
220,000 2.150%,  7/2/2020
g
219,043
Air Lease Corporation
220,000 2.500%,  3/1/2021 202,342

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (51.5%) Value
Financials (7.7%) - continued
Aircastle , Ltd.
$ 178,000 5.000%,  4/1/2023 $ 173,769
Ally Financial, Inc.
430,000 5.750%,  11/20/2025 420,626
American Express Company
112,000 3.375%,  5/17/2021 113,296
105,000 3.700%,  8/3/2023 110,314
113,000 3.400%,  2/22/2024 118,301
Ares Capital Corporation, Convertible
76,000 4.625%,  3/1/2024 65,787
Athene Global Funding
165,000 4.000%,  1/25/2022
g
166,707
Australia and New Zealand Banking
Group, Ltd.
430,000 6.750%,  6/15/2026
b,g,i
422,475
200,000 2.950%,  7/22/2030
b,g
189,507
Avolon Holdings Funding, Ltd.
57,000 5.250%,  5/15/2024
g
48,544
BAC Capital Trust XIV
248,000
4.000%,  (LIBOR 3M +
0.400%), 4/17/2020
b,i
201,500
Banco Bilbao Vizcaya Argentaria SA
200,000 6.500%,  3/5/2025
b,i
155,000
200,000 6.125%,  11/16/2027
b,i,j
147,000
Bank of America Corporation
218,000 2.738%,  1/23/2022
b
217,737
224,000 3.499%,  5/17/2022
b
226,632
200,000 3.004%,  12/20/2023
b
203,738
328,000 3.550%,  3/5/2024
b
340,004
564,000 5.125%,  6/20/2024
b,i
535,800
497,000 3.864%,  7/23/2024
b
521,425
244,000 4.200%,  8/26/2024 259,352
750,000 6.250%,  9/5/2024
b,i
761,250
113,000 3.458%,  3/15/2025
b
116,544
Bank of Montreal
330,000 3.300%,  2/5/2024 344,592
Bank of New York Mellon Corporation
216,000 2.600%,  2/7/2022 217,770
Bank of Nova Scotia
162,000 2.700%,  3/7/2022 165,057
221,000 2.375%,  1/18/2023 222,342
114,000 1.950%,  2/1/2023 113,344
Barclays Bank plc
100,000 5.140%,  10/14/2020 100,967
Barclays plc
225,000 4.610%,  2/15/2023
b
228,923
731,000 7.750%,  9/15/2023
b,i
641,087
283,000 4.338%,  5/16/2024
b
273,022
BB&T Corporation
220,000 2.150%,  2/1/2021 219,741
105,000 2.500%,  8/1/2024 103,833
Blackstone Mortgage Trust, Inc.,
Convertible
120,000 4.375%,  5/5/2022 94,800
BNP Paribas SA
460,000 7.625%,  3/30/2021
b,g,i
449,075
141,000 2.819%,  11/19/2025
b,g
139,299
200,000 4.500%,  2/25/2030
b,g,i
154,000
BNZ International Funding, Ltd.
250,000
1.721%,  (LIBOR 3M +
0.980%), 9/14/2021
b,g
246,461
BPCE SA
110,000 3.000%,  5/22/2022
g
108,899
114,000 2.375%,  1/14/2025
g
105,863
Principal
Amount Long-Term Fixed Income (51.5%) Value
Financials (7.7%) - continued
Camden Property Trust
$ 110,000 4.875%,  6/15/2023 $ 116,001
Canadian Imperial Bank of
Commerce
114,000 2.250%,  1/28/2025 112,670
Capital One Bank USA NA
165,000 3.375%,  2/15/2023 161,428
171,000 2.280%,  1/28/2026
b
154,854
Capital One Financial Corporation
324,000 3.050%,  3/9/2022 323,505
Cascades USA, Inc.
480,000 5.125%,  1/15/2026
g
464,400
Central Fidelity Capital Trust I
445,000
2.831%,  (LIBOR 3M +
1.000%), 4/15/2027
b
373,800
CIT Group, Inc.
925,000 5.000%,  8/15/2022 901,914
Citigroup, Inc.
97,000 2.350%,  8/2/2021 96,906
108,000 2.750%,  4/25/2022 108,561
108,000
2.484%,  (LIBOR 3M +
0.690%), 10/27/2022
b
102,129
466,000 2.312%,  11/4/2022
b
463,249
218,000 3.142%,  1/24/2023
b
220,720
496,000 5.000%,  9/12/2024
b,i,j
453,423
726,000 4.700%,  1/30/2025
b,i
627,990
336,000 3.352%,  4/24/2025
b
345,977
248,000 5.950%,  5/15/2025
b,i
240,250
Citizens Bank NA
250,000 2.200%,  5/26/2020 249,586
CNA Financial Corporation
103,000 5.750%,  8/15/2021 105,542
126,000 3.950%,  5/15/2024 130,893
Compass Bank
250,000 3.500%,  6/11/2021 248,660
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
216,000 3.950%,  11/9/2022 217,259
Credit Agricole SA
108,000 3.375%,  1/10/2022
g
107,755
406,000 8.125%,  12/23/2025
b,g,i
418,180
Credit Suisse Group AG
400,000 7.500%,  7/17/2023
b,g,i
368,640
372,000 7.500%,  12/11/2023
b,g,i
358,050
117,000 2.593%,  9/11/2025
b,g
111,173
560,000 6.375%,  8/21/2026
b,g,i
491,512
Credit Suisse Group Funding
(Guernsey), Ltd.
325,000 3.800%,  9/15/2022 330,424
Danske Bank AS
177,000 5.000%,  1/12/2022
g
181,225
Deutsche Bank AG
108,000 2.700%,  7/13/2020 105,880
324,000 4.250%,  10/14/2021 308,204
200,000 6.000%,  10/30/2025
b,i
133,900
Deutsche Bank AG of New York
117,000 3.950%,  2/27/2023 116,212
Digital Realty Trust, LP
165,000 2.750%,  2/1/2023 164,052
Discover Bank
107,000 4.200%,  8/8/2023 113,609
175,000 2.450%,  9/12/2024 167,662
Fidelity National Financial, Inc.
180,000 5.500%,  9/1/2022 197,535

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (51.5%) Value
Financials (7.7%) - continued
Fifth Third Bancorp
$ 164,000 2.600%,  6/15/2022 $ 162,054
113,000 3.650%,  1/25/2024 117,508
Five Corners Funding Trust
275,000 4.419%,  11/15/2023
g
295,828
FNB Corporation
229,000 2.200%,  2/24/2023 224,615
FTI Consulting, Inc., Convertible
929,000 2.000%,  8/15/2023 1,211,679
General Electric Capital Corporation
232,000 3.100%,  1/9/2023 235,625
Goldman Sachs Group, Inc.
216,000 5.375%,  5/10/2020
b,i
193,050
216,000 5.250%,  7/27/2021 224,545
160,000
2.862%,  (LIBOR 3M + 1.170%),
11/15/2021
b
156,800
216,000 3.000%,  4/26/2022 217,557
164,000 2.876%,  10/31/2022
b
164,836
108,000
2.364%,  (LIBOR 3M +
1.050%), 6/5/2023
b
103,377
226,000 3.625%,  2/20/2024 233,839
548,000 5.500%,  8/10/2024
b,i,j
526,688
263,000 4.950%,  2/10/2025
b,i
234,070
111,000 3.500%,  4/1/2025 112,559
176,000 3.272%,  9/29/2025
b
179,480
Guardian Life Global Funding
200,000 2.000%,  4/26/2021
g
199,270
Hannon Armstrong Sustainable
Infrastructure Capital, Convertible
349,000 4.125%,  9/1/2022 331,141
HCP, Inc.
114,000 4.250%,  11/15/2023 107,728
Hospitality Properties Trust
80,000 4.250%,  2/15/2021 76,065
HSBC Holdings plc
324,000 3.400%,  3/8/2021 325,782
216,000 6.875%,  6/1/2021
b,i
212,220
210,000
3.400%,  (LIBOR 3M +
1.500%), 1/5/2022
b
201,344
546,000 6.375%,  9/17/2024
b,i
506,415
225,000 3.803%,  3/11/2025
b
234,245
372,000 6.375%,  3/30/2025
b,i
347,820
141,000 2.633%,  11/7/2025
b
136,806
248,000 6.500%,  3/23/2028
b,i
231,880
Huntington Bancshares, Inc.
140,000 3.150%,  3/14/2021 140,359
Icahn Enterprises, LP
325,000 6.750%,  2/1/2024 313,625
430,000 6.375%,  12/15/2025 406,350
200,000 6.250%,  5/15/2026 189,000
ILFC E-Capital Trust II
372,000
3.570%,  (H15T30Y + 1.800%),
12/21/2065
b,g
148,800
ING Groep NV
555,000 6.000%,  4/16/2020
b,i
526,140
225,000 4.100%,  10/2/2023 230,897
International Lease Finance
Corporation
216,000 5.875%,  8/15/2022 193,098
Iron Mountain, Inc.
855,000 4.875%,  9/15/2027
g
829,350
iStar , Inc., Convertible
145,000 3.125%,  9/15/2022 141,935
Principal
Amount Long-Term Fixed Income (51.5%) Value
Financials (7.7%) - continued
J.P. Morgan Chase & Company
$ 161,000
2.260%,  (LIBOR 3M +
0.680%), 6/1/2021
b
$ 160,035
210,000 2.295%,  8/15/2021 209,597
272,000 2.776%,  4/25/2023
b
275,442
252,000 3.375%,  5/1/2023 262,969
362,000 5.150%,  5/1/2023
b,i
343,900
215,000
3.031%,  (LIBOR 3M +
1.230%), 10/24/2023
b
208,101
1,132,000 5.000%,  8/1/2024
b,i
1,061,250
245,000 3.875%,  9/10/2024 258,706
476,000 4.023%,  12/5/2024
b
504,313
726,000 4.600%,  2/1/2025
b,i
635,395
KeyBank NA
285,000 1.250%,  3/10/2023 279,111
Liberty Mutual Group, Inc.
25,000 5.000%,  6/1/2021
g
25,642
Lincoln National Corporation
235,000
4.049%,  (LIBOR 3M +
2.358%), 5/17/2066
b
145,700
Lloyds Banking Group plc
233,000 3.000%,  1/11/2022 232,339
175,000 2.858%,  3/17/2023
b
172,523
225,000 3.900%,  3/12/2024 227,726
800,000 6.413%,  10/1/2035
b,g,i
800,000
590,000 6.657%,  5/21/2037
b,g,i
635,725
Macquarie Bank, Ltd.
540,000 6.125%,  3/28/2027
b,g,i
486,000
MetLife Capital Trust IV
823,000 7.875%,  12/15/2037
g
954,680
MGIC Investment Corporation,
Convertible
805,000 9.000%,  4/1/2063
g
1,043,146
Mitsubishi UFJ Financial Group, Inc.
108,000 2.998%,  2/22/2022 110,104
163,000 2.623%,  7/18/2022 162,752
220,000 3.455%,  3/2/2023 225,225
113,000 3.407%,  3/7/2024 116,587
Mizuho Financial Group, Inc.
163,000 2.721%,  7/16/2023
b
163,929
Morgan Stanley
210,000 2.800%,  6/16/2020 209,971
216,000 5.500%,  7/28/2021 224,238
108,000 2.750%,  5/19/2022 109,144
64,000 4.875%,  11/1/2022 67,194
218,000 3.125%,  1/23/2023 222,962
234,000 4.100%,  5/22/2023 242,347
114,000 2.720%,  7/22/2025
b
115,411
MPT Operating Partnership, LP
510,000 5.250%,  8/1/2026 507,450
460,000 4.625%,  8/1/2029 423,200
National Australia Bank, Ltd.
171,000 1.875%,  12/13/2022 169,976
National Bank of Canada
171,000 2.100%,  2/1/2023 170,170
Nippon Life Insurance Company
363,000 3.400%,  1/23/2050
b,g
348,480
Nomura Holdings, Inc.
137,000 2.648%,  1/16/2025 134,100
Nordea Bank Abp
200,000 6.625%,  3/26/2026
b,g,i
181,000
Outfront Media Cap, LLC
680,000 4.625%,  3/15/2030
g
605,200
Park Aerospace Holdings, Ltd.
57,000 4.500%,  3/15/2023
g
49,437

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (51.5%) Value
Financials (7.7%) - continued
PNC Bank NA
$ 216,000 2.450%,  11/5/2020 $ 216,403
PNC Financial Services Group, Inc.
110,000 3.500%,  1/23/2024 114,092
Quicken Loans, Inc.
970,000 5.750%,  5/1/2025
g
965,150
Regions Financial Corporation
112,000 3.800%,  8/14/2023 113,389
Reinsurance Group of America, Inc.
162,000 4.700%,  9/15/2023 178,340
Royal Bank of Canada
118,000 2.250%,  11/1/2024 119,184
Royal Bank of Scotland Group plc
621,000 8.625%,  8/15/2021
b,i
605,475
110,000 6.125%,  12/15/2022 113,464
110,000 6.100%,  6/10/2023 113,101
220,000 4.269%,  3/22/2025
b
226,041
94,000 3.754%,  11/1/2029
b
86,939
Santander UK Group Holdings plc
210,000 2.875%,  8/5/2021 206,677
Santander UK plc
171,000 2.100%,  1/13/2023 165,855
Simon Property Group, LP
120,000 2.500%,  7/15/2021 118,353
106,000 2.000%,  9/13/2024 101,731
Societe Generale SA
141,000 2.625%,  10/16/2024
g
133,441
805,000 8.000%,  9/29/2025
b,g,i
736,575
Springleaf Finance Corporation
490,000 6.875%,  3/15/2025 493,489
Standard Chartered plc
163,000 2.744%,  9/10/2022
b,g
161,365
State Street Corporation
111,000 2.825%,  3/30/2023
b,g
112,013
118,000 2.354%,  11/1/2025
b
116,791
Sumitomo Mitsui Financial Group,
Inc.
108,000 2.784%,  7/12/2022 108,493
456,000 2.778%,  10/18/2022 463,177
141,000 2.448%,  9/27/2024 140,597
SunTrust Banks, Inc.
95,000 2.900%,  3/3/2021 95,215
Synchrony Financial
94,000 3.750%,  8/15/2021 94,412
105,000 2.850%,  7/25/2022 100,026
115,000 4.250%,  8/15/2024 110,724
Toronto-Dominion Bank
295,000 2.550%,  1/25/2021 291,595
113,000 3.250%,  3/11/2024 118,094
Truist Bank
250,000 1.500%,  3/10/2025 243,314
Truist Financial Corporation
600,000 4.800%,  9/1/2024
b,i
516,000
UBS Group Funding Jersey, Ltd.
216,000 3.000%,  4/15/2021
g
216,417
USB Realty Corporation
496,000
2.978%,  (LIBOR 3M + 1.147%),
1/15/2022
b,g,i
372,000
Ventas Realty, LP
112,000 3.100%,  1/15/2023 109,725
110,000 3.750%,  5/1/2024 103,997
VICI Properties, LP / VICI Note
Company, Inc.
180,000 4.250%,  12/1/2026
g
165,150
110,000 3.750%,  2/15/2027
g
103,675
Principal
Amount Long-Term Fixed Income (51.5%) Value
Financials (7.7%) - continued
$ 180,000 4.625%,  12/1/2029
g
$ 163,800
110,000 4.125%,  8/15/2030
g
104,225
Wachovia Capital Trust II
220,000
2.331%,  (LIBOR 3M +
0.500%), 1/15/2027
b
180,400
Wells Fargo & Company
205,000 2.100%,  7/26/2021 204,713
110,000 2.625%,  7/22/2022 111,285
220,000 4.125%,  8/15/2023 226,809
250,000
3.007%,  (LIBOR 3M +
1.230%), 10/31/2023
b
238,522
115,000 3.750%,  1/24/2024 121,747
233,000 2.406%,  10/30/2025
b
229,593
Westpac Banking Corporation
169,000
2.543%,  (LIBOR 3M +
0.850%), 8/19/2021
b
165,321
114,000 2.000%,  1/13/2023 112,692
114,000 2.894%,  2/4/2030
b
109,377
Total 55,055,706
Mortgage-Backed Securities (11.9%)
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
3,372,803 3.500%,  5/1/2034 3,554,940
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
4,987,559 3.000%,  3/25/2050 5,231,383
2,475,000 3.000%,  4/1/2050
e
2,595,996
1,786,539 3.500%,  7/1/2047
e
1,894,690
3,266,124 3.000%,  8/1/2047 3,444,750
Federal National Mortgage
Association
1,375,411 4.500%,  5/1/2048 1,483,658
2,739,550 3.500%,  10/1/2048 2,893,073
749,291 3.500%,  2/1/2049 790,529
1,124,532 3.500%,  6/1/2049 1,188,685
3,098,422 3.500%,  8/1/2049 3,281,242
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
3,800,000 2.500%,  4/1/2035
e
3,942,945
9,500,000 2.000%,  5/1/2035
e
9,749,375
7,375,000 2.500%,  5/1/2035
e
7,646,953
5,102,000 3.000%,  5/1/2035
e
5,328,812
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
16,200,000 2.500%,  5/1/2050
e
16,761,424
4,107,441 4.000%,  7/1/2048 4,386,350
10,638,000 3.000%,  5/1/2049
e
11,139,537
72,152 3.500%,  8/1/2049
e
76,165
Total 85,390,507
Technology (1.8%)
Akamai Technologies, Inc.,
Convertible
827,000 0.375%,  9/1/2027
g
823,653
Apple, Inc.
217,000 2.400%,  1/13/2023 223,645
385,000 3.450%,  5/6/2024 415,677
Baidu, Inc.
109,000 3.000%,  6/30/2020 109,144

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (51.5%) Value
Technology (1.8%) - continued
Booking Holdings, Inc., Convertible
$ 113,000 0.350%,  6/15/2020 $ 125,069
Broadcom Corporation
441,000 2.650%,  1/15/2023 430,668
171,000 3.125%,  1/15/2025 163,937
CommScope Technologies Finance,
LLC
780,000 6.000%,  6/15/2025
g
713,856
Dell International, LLC/ EMC
Corporation
170,000 4.000%,  7/15/2024
g
171,510
Diamond 1 Finance Corporation
330,000 5.450%,  6/15/2023
g
338,633
Diamond Sports Group, LLC
950,000 6.625%,  8/15/2027
g,j
635,312
Fiserv, Inc.
235,000 2.750%,  7/1/2024 233,659
Global Payments, Inc.
52,000 2.650%,  2/15/2025 51,543
Harland Clarke Holdings Corporation
480,000 8.375%,  8/15/2022
g
370,200
Hewlett Packard Enterprise Company
268,000 3.600%,  10/15/2020 268,326
106,000 2.250%,  4/1/2023 103,575
Intel Corporation
160,000 1.700%,  5/19/2021 159,998
70,000 3.100%,  7/29/2022 72,646
j2 Global, Inc., Convertible
343,000 3.250%,  6/15/2029 418,223
Lumentum Holdings, Inc.,
Convertible
87,000 0.250%,  3/15/2024 117,497
Marvell Technology Group, Ltd.
112,000 4.200%,  6/22/2023 114,497
Microchip Technology, Inc.,
Convertible
181,000 1.625%,  2/15/2027 185,768
Microsoft Corporation
216,000 2.400%,  2/6/2022 221,972
NCR Corporation
920,000 6.125%,  9/1/2029
g
859,188
Nuance Communications, Inc.,
Convertible
1,563,000 1.250%,  4/1/2025 1,683,023
NXP BV/NXP Funding, LLC
165,000 4.875%,  3/1/2024
g
176,167
ON Semiconductor Corporation,
Convertible
432,000 1.625%,  10/15/2023 429,073
Open Text Corporation
410,000 4.125%,  2/15/2030
g
385,502
Oracle Corporation
60,000 2.500%,  5/15/2022 60,995
166,000 2.500%,  4/1/2025 169,465
Panasonic Corporation
163,000 2.536%,  7/19/2022
g
160,479
Plantronics, Inc.
510,000 5.500%,  5/31/2023
g
371,025
PTC, Inc.
160,000 3.625%,  2/15/2025
g
149,600
Seagate HDD Cayman
116,000 4.250%,  3/1/2022 116,227
SS&C Technologies, Inc.
700,000 5.500%,  9/30/2027
g
721,875
Principal
Amount Long-Term Fixed Income (51.5%) Value
Technology (1.8%) - continued
Teradyne, Inc., Convertible
$ 132,000 1.250%,  12/15/2023 $ 236,280
Texas Instruments, Inc.
60,000 1.750%,  5/1/2020 59,972
167,000 1.375%,  3/12/2025 165,359
Verint Systems, Inc., Convertible
282,000 1.500%,  6/1/2021 271,894
Vishay Intertechnology , Inc.,
Convertible
206,000 2.250%,  6/15/2025 182,954
Total 12,668,086
Transportation (0.5%)
AerCap Holdings NV
424,000 5.875%,  10/10/2079
b
292,560
Air Lease Corporation
114,000 2.300%,  2/1/2025 86,944
CSX Corporation
110,000 3.700%,  11/1/2023 115,762
Delta Air Lines, Inc.
118,000 2.900%,  10/28/2024 94,446
Hertz Corporation
500,000 5.500%,  10/15/2024
g
281,145
390,000 6.000%,  1/15/2028
g
204,750
J.B. Hunt Transport Services, Inc.
70,000 3.300%,  8/15/2022 67,282
Meritor, Inc., Convertible
351,000 3.250%,  10/15/2037 297,911
NCL Corporation, Ltd.
490,000 3.625%,  12/15/2024
g
312,522
Penske Truck Leasing Company, LP
113,000 3.375%,  2/1/2022
g
114,219
Ryder System, Inc.
238,000 3.500%,  6/1/2021 237,933
Union Pacific Corporation
168,000 3.750%,  7/15/2025 180,560
United Airlines Pass Through Trust
70,000 3.700%,  12/1/2022 68,010
United Continental Holdings, Inc.
470,000 4.875%,  1/15/2025 404,200
XPO Logistics, Inc.
300,000 6.125%,  9/1/2023
g
293,625
529,000 6.750%,  8/15/2024
g
517,256
Total 3,569,125
Utilities (1.2%)
Alabama Power Company
108,000 2.450%,  3/30/2022 109,313
Ameren Corporation
70,000 2.700%,  11/15/2020 69,791
109,000 2.500%,  9/15/2024 105,995
Berkshire Hathaway Energy Company
114,000 4.050%,  4/15/2025
g
122,955
Calpine Corporation
900,000 4.500%,  2/15/2028
g
872,325
CenterPoint Energy, Inc.
110,000 2.500%,  9/1/2022 107,968
105,000 2.500%,  9/1/2024 103,093
Dominion Energy, Inc.
110,000 2.715%,  8/15/2021 108,509
110,000 3.071%,  8/15/2024 109,938
375,000 4.650%,  12/15/2024
b,i
336,979
DTE Energy Company
178,000 3.300%,  6/15/2022 182,427
164,000 2.529%,  10/1/2024 159,417

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (51.5%) Value
Utilities (1.2%) - continued
Duke Energy Corporation
$ 216,000 2.400%,  8/15/2022 $ 215,604
370,000 4.875%,  9/16/2024
b,i
310,800
Edison International
337,000 2.950%,  3/15/2023 326,030
59,000 3.550%,  11/15/2024 58,605
113,000 4.950%,  4/15/2025 112,739
Evergy , Inc.
106,000 2.450%,  9/15/2024 103,998
Eversource Energy
109,000 2.500%,  3/15/2021 109,398
FirstEnergy Corporation
163,000 2.850%,  7/15/2022 158,949
116,000 2.050%,  3/1/2025 112,144
Florida Power & Light Company
111,000 2.850%,  4/1/2025 116,730
Georgia Power Company
114,000 2.100%,  7/30/2023 111,170
106,000 2.200%,  9/15/2024 99,449
NextEra Energy Operating Partners,
LP
920,000 3.875%,  10/15/2026
g
874,000
NiSource, Inc.
178,000 3.650%,  6/15/2023 182,269
565,000 5.650%,  6/15/2023
b,i
502,850
Pinnacle West Capital Corporation
110,000 2.250%,  11/30/2020 110,143
PPL Capital Funding, Inc.
220,000 3.950%,  3/15/2024 226,896
PSEG Power, LLC
100,000 3.000%,  6/15/2021 100,286
Public Service Enterprise Group, Inc.
110,000 2.875%,  6/15/2024 109,651
Sempra Energy
233,000 3.550%,  6/15/2024 234,897
Southern Company
108,000 2.350%,  7/1/2021 108,274
TerraForm Power Operating, LLC
815,000 5.000%,  1/31/2028
g
853,957
TransCanada Trust
768,000 5.875%,  8/15/2076
b
600,960
Vistra Operations Company, LLC
570,000 5.000%,  7/31/2027
g
578,550
Total 8,707,059
Total Long-Term Fixed Income
(cost $394,218,726) 370,056,799
Shares Common Stock ( 22.8% ) Value
Communications Services (1.4%)
3,630 Activision Blizzard, Inc.
l
215,912
1,419 Alphabet, Inc., Class A
l
1,648,807
870 Alphabet, Inc., Class C
l
1,011,645
5,299 AT&T, Inc. 154,466
76,012 Auto Trader Group plc
g
410,752
5,085 Carsales.com, Ltd. 36,538
5,766 CenturyLink, Inc. 54,546
305 Charter Communications, Inc.
l
133,075
27,434 Comcast Corporation 943,181
1,520 Discovery, Inc., Class A
j,l
29,549
12,924 DISH Network Corporation
l
258,351
4,802 Facebook, Inc.
l
800,974
39,000 HKT Trust and HKT, Ltd. 53,042
1,272 Ipsos SA 26,393
2,134 Live Nation Entertainment, Inc.
l
97,012
Shares Common Stock (22.8%) Value
Communications Services (1.4%) - continued
38,984 Mediaset Espana Comunicacion SA $ 142,346
3,107 Meredith Corporation 37,967
4,653 Orange SA 56,336
14,482 QuinStreet , Inc.
l
116,580
3,234 Rightmove plc 19,504
204 Roku, Inc.
l
17,846
16,932 Seven West Media, Ltd.
l
823
13,200 SoftBank Corporation 168,151
1,900 SoftBank Group Corporation 67,265
251,749 Telecom Italia SPA 101,902
24,172 Telefonica SA 110,009
13,400 TV Asahi Holdings Corporation 203,088
17,978 Twitter, Inc.
l
441,540
3,975 Uber Technologies, Inc.
l
110,982
28,540 Verizon Communications, Inc. 1,533,454
5,220 ViacomCBS , Inc. 73,132
17,139 Vodafone Group plc 23,711
4,074 Walt Disney Company 393,548
3,052 Wolters Kluwer NV 216,033
8,134 Zillow Group, Inc.
l
276,312
Total 9,984,772
Consumer Discretionary (1.9%)
1,639 Alibaba Group Holding, Ltd. ADR
l
318,753
1,378 Amazon.com, Inc.
l
2,686,714
1,700 AOKI Holdings, Inc. 11,385
3,400 Aoyama Trading Company, Ltd. 29,088
4,608 Aptiv plc 226,898
2,000 Autobacs Seven Company, Ltd. 23,021
270 AutoZone, Inc.
l
228,420
2,776 Berkeley Group Holdings plc 123,902
235 Booking Holdings, Inc.
l
316,150
1,100 Bridgestone Corporation 33,672
1,091 Bright Horizons Family Solutions,
Inc.
l
111,282
1,774 Burlington Stores, Inc.
l
281,108
1,134 Century Casinos, Inc.
l
2,733
212 Chipotle Mexican Grill, Inc.
l
138,733
2,200 Chiyoda Company, Ltd. 23,672
348 Churchill Downs, Inc. 35,827
30,700 Citizen Watch Company, Ltd. 108,317
6,648 Cooper-Standard Holdings, Inc.
l
68,275
9,867 Crocs, Inc.
l
167,640
6,900 D.R. Horton, Inc. 234,600
15,100 Denso Corporation 482,513
11,504 Designer Brands, Inc. 57,290
2,683 Eldorado Resorts, Inc.
l
38,635
974 Emerald Holding, Inc 2,523
8,483 Etsy, Inc.
l
326,086
900 Exedy Corporation 13,246
39,000 Galaxy Entertainment Group, Ltd. 205,406
1,966 Genuine Parts Company 132,371
5,526 Home Depot, Inc. 1,031,759
2,806 Industria de Diseno Textil SA 72,714
10,390 Lowe's Companies, Inc. 894,059
2,295 Lululemon Athletica , Inc.
l
435,017
2,211 McDonald's Corporation 365,589
1,450 Mohawk Industries, Inc.
l
110,548
28,569 Moneysupermarket.com Group plc 106,164
8,104 Movado Group, Inc. 95,789
570 Netflix, Inc.
l
214,035
10,500 NHK Spring Company, Ltd. 68,491
3,091 NIKE, Inc. 255,749
4,700 Nissan Motor Company, Ltd. 15,725
152 NVR, Inc.
l
390,505
1,900 Onward Holdings Company, Ltd. 8,351

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (22.8%) Value
Consumer Discretionary (1.9%) - continued
2,482 Oxford Industries, Inc. $ 89,997
1,800 Park24 Company, Ltd. 26,535
3,641 Penn National Gaming, Inc.
l
46,059
2,831 Playa Hotels and Resorts NV
l
4,954
1,500 PLENUS Company, Ltd.
j
25,651
18,007 Redrow plc 79,823
3,368 RH
j,l
338,383
2,500 Rinnai Corporation 176,226
4,000 Sangetsu Company, Ltd. 59,205
2,000 SHIMAMURA Company, Ltd. 120,868
6,840 Sony Corporation ADR 404,791
46,300 Sumitomo Electric Industries, Ltd. 483,742
900 Sumitomo Forestry Company, Ltd. 11,491
25,000 Sumitomo Rubber Industries, Ltd. 234,820
1,933 Super Retail Group, Ltd. 5,529
800 Takara Standard Company, Ltd. 12,228
67,671 Taylor Wimpey plc 97,376
4,106 Texas Roadhouse, Inc. 169,578
5,940 TJX Companies, Inc. 283,991
4,700 Toyoda Gosei Company, Ltd. 79,988
800 United Arrows, Ltd. 12,031
1,032 Wynn Resorts, Ltd. 62,116
5,895 Zumiez , Inc.
l
102,101
Total 13,420,238
Consumer Staples (1.2%)
3,968 Anheuser-Busch InBev NV 175,266
2,400 Arcs Company, Ltd. 43,116
1,589 B&G Foods, Inc. 28,745
9,232 Bunge, Ltd. 378,789
3,110 Carlsberg AS 350,123
896 Casey's General Stores, Inc. 118,711
14,474 Coca-Cola Company 640,474
6,821 Colgate-Palmolive Company 452,641
1,066 Costco Wholesale Corporation 303,949
24,732 Cott Corporation 224,072
3,086 ForFarmers BV 19,196
746 Glanbia plc 8,121
23,218 Hain Celestial Group, Inc.
l
602,971
2,805 John B. Sanfilippo & Son, Inc. 250,767
2,000 Kewpie Corporation 40,030
2,180 Kimberly-Clark Corporation 278,757
12 Lindt & Spruengli AG 100,722
415 L'Oreal SA 107,407
800 Ministop Company, Ltd. 10,792
8,907 Nestle SA 911,790
4,136 PepsiCo, Inc. 496,734
3,636 Philip Morris International, Inc. 265,283
5,990 Procter & Gamble Company 658,900
827 Reckitt Benckiser Group plc 62,997
4,400 Sugi Holdings Company, Ltd. 235,617
11,500 Sundrug Company, Ltd. 368,509
7,621 Turning Point Brands, Inc. 160,879
3,941 Unilever NV 193,705
11,337 Wal-Mart Stores, Inc. 1,288,110
Total 8,777,173
Energy (1.1%)
17,219 BP plc ADR 419,971
6,532 Chevron Corporation 473,309
4,863 Cimarex Energy Company 81,844
4,670 ConocoPhillips 143,836
1,980 Continental Resources, Inc. 15,127
4,967 Contura Energy, Inc.
l
11,673
6,324 Diamondback Energy, Inc. 165,689
33,500 Enbridge, Inc. 974,515
Shares Common Stock (22.8%) Value
Energy (1.1%) - continued
10,548 Eni SPA $ 104,821
65,717 Enterprise Products Partners, LP 939,753
3,388 EOG Resources, Inc. 121,697
21,304 Euronav NV 240,309
6,706 Exxon Mobil Corporation 254,627
358 Gaztransport Et Technigaz SA 25,775
21,579 Halliburton Company 147,816
2,439 Helmerich & Payne, Inc. 38,170
98,800 JXTG Holdings, Inc. 336,650
66,700 Kinder Morgan, Inc. 928,464
29,772 Marathon Oil Corporation 97,950
10,422 Marathon Petroleum Corporation 246,168
6,185 NexTier Oilfield Solutions, Inc.
l
7,236
8,999 Nine Energy Service, Inc.
l
7,274
761 OMV AG 20,826
1,572 ONEOK, Inc. 34,285
19,251 Pacific Drilling SA
j,l
8,278
30,260 Patterson-UTI Energy, Inc. 71,111
4,401 Pioneer Natural Resources Company 308,730
18,481 Royal Dutch Shell plc, Class A 321,082
29,850 Royal Dutch Shell plc, Class B 500,705
3,481 Schlumberger, Ltd. 46,959
6,993 SEACOR Holdings, Inc.
l
188,531
5,100 Talos Energy, Inc.
l
29,325
2,435 Total SA 91,748
2,985 TransCanada Energy Corporation 132,674
27,830 WPX Energy, Inc.
l
84,882
Total 7,621,810
Financials (3.4%)
16,802 AB Industrivarden 321,716
9,500 Aflac, Inc. 325,280
11,600 AIA Group, Ltd. 103,874
5,543 Air Lease Corporation 122,722
4,407 Allianz SE 750,502
19,485 Ally Financial, Inc. 281,169
2,120 American Express Company 181,493
2,991 American Financial Group, Inc. 209,609
7,120 American International Group, Inc. 172,660
584 Ameriprise Financial, Inc. 59,848
966 Aon plc 159,429
27,079 Assured Guaranty, Ltd. 698,367
3,520 Baloise Holding AG 458,909
44,223 Bank Leumi Le-Israel BM 243,844
67,271 Bank of America Corporation 1,428,163
296 Bank of Marin Bancorp 8,880
5,960 Bank of Montreal 300,943
5,722 Bank of N.T. Butterfield & Son, Ltd. 97,446
2,870 Bank of New York Mellon Corporation 96,662
3,165 Berkshire Hathaway, Inc.
l
578,657
1,014 BlackRock, Inc. 446,130
12,046 Bridgewater Bancshares, Inc.
l
117,448
7,930 Capital One Financial Corporation 399,831
5,542 Charles Schwab Corporation 186,322
2,840 Chubb, Ltd. 317,200
36,723 CI Financial Corporation 364,542
23,207 Citigroup, Inc. 977,479
2,277 Citizens Financial Group, Inc. 42,830
698 CME Group, Inc. 120,691
1,861 CNP Assurances 18,019
1,503 Cohen & Steers, Inc. 68,311
10,325 Comerica, Inc. 302,935
6,514 Commonwealth Bank of Australia 245,774
1,187 Community Trust Bancorp, Inc. 37,735
1,179 Cullen/Frost Bankers, Inc. 65,776
26,300 DBS Group Holdings, Ltd. 343,166

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (22.8%) Value
Financials (3.4%) - continued
1,294 Deutsche Boerse AG $ 177,775
12,905 Deutsche Pfandbriefbank AG
g
97,422
26,312 DnB ASA 293,140
1,951 Ellington Residential Mortgage REIT 10,340
1,008 Enstar Group, Ltd.
l
160,322
6,355 Euronext NV
g
467,940
20,031 Everi Holdings, Inc.
l
66,102
295 FBL Financial Group, Inc. 13,768
355 Financial Institutions, Inc. 6,440
2,470 First Busey Corporation 42,262
8,498 First Interstate BancSystem , Inc. 245,082
229 First Mid-Illinois Bancshares, Inc. 5,436
1,437 First Republic Bank 118,236
62,271 FlexiGroup , Ltd. 28,782
1,164 Goldman Sachs Group, Inc. 179,943
1,469 Great Southern Bancorp, Inc. 59,348
1,939 Hamilton Lane, Inc. 107,246
13,610 Hartford Financial Services Group,
Inc. 479,616
6,317 Heartland Financial USA, Inc. 190,773
18,409 Heritage Commerce Corporation 141,197
923 Hometrust Bancshares, Inc. 14,694
2,182 Houlihan Lokey , Inc. 113,726
19,843 HSBC Holdings plc 111,394
417 Independent Bank Corporation 5,367
5,826 Interactive Brokers Group, Inc. 251,508
103,476 Israel Discount Bank, Ltd. 301,722
8,582 J.P. Morgan Chase & Company 772,637
5,130 Kemper Corporation 381,518
45,515 KeyCorp 471,991
842 L E Lundbergforetagen AB 34,133
621 Lakeland Bancorp, Inc. 6,713
6,701 Laurentian Bank of Canada 145,515
1,224 M&T Bank Corporation 126,598
26,780 Manulife Financial Corporation 336,249
498 Markel Corporation
l
462,089
995 Marsh & McLennan Companies, Inc. 86,028
8,263 Meridian Bancorp, Inc. 92,711
8,270 MetLife, Inc. 252,814
3,062 MidWestOne Financial Group, Inc. 64,118
2,304 Mizrahi Tefahot Bank, Ltd. 42,407
12,290 Morgan Stanley 417,860
2,203 National Bank of Canada 85,143
16,136 Natixis 51,381
2,510 New York Community Bancorp, Inc. 23,569
2,210 Northern Trust Corporation 166,767
1,690 Onex Corporation 61,857
1,942 Paragon Banking Group plc 7,943
1,751 Pargesa Holding SA 115,607
1,357 PCSB Financial Corporation 18,984
254 Peapack -Gladstone Financial
Corporation 4,559
2,620 PNC Financial Services Group, Inc. 250,786
4,909 Popular, Inc. 171,815
6,987 Power Corporation of Canada 112,404
2,198 Primerica, Inc. 194,479
8,028 Prosight Global, Inc.
l
78,273
2,061 Prudential Financial, Inc. 107,461
206 QCR Holdings, Inc. 5,576
15,367 Radian Group, Inc. 199,003
5,350 Raymond James Financial, Inc. 338,120
3,736 Royal Bank of Canada 231,413
1,056 S&P Global, Inc. 258,773
8,874 Seacoast Banking Corporation of
Florida
l
162,483
2,200 Senshu Ikeda Holdings, Inc. 3,317
Shares Common Stock (22.8%) Value
Financials (3.4%) - continued
5,100 Singapore Exchange, Ltd. $ 32,846
6,127 State Auto Financial Corporation 170,269
13,516 Sun Life Financial, Inc. 434,782
575 SVB Financial Group
l
86,871
1,441 Swiss Life Holding AG 483,666
10,230 Synovus Financial Corporation 179,639
2,317 T. Rowe Price Group, Inc. 226,255
842 Topdanmark AS 33,787
23,355 Toronto-Dominion Bank 992,915
4,852 Triumph Bancorp, Inc.
l
126,152
12,070 U.S. Bancorp 415,812
210 Washington Trust Bancorp, Inc. 7,678
2,848 Wells Fargo & Company 81,738
7,866 Western Alliance Bancorp 240,778
21,118 Zions Bancorporations NA 565,118
Total 24,765,343
Health Care (3.5%)
5,615 Abbott Laboratories 443,080
1,123 AbbVie, Inc. 85,561
2,473 Alexion Pharmaceuticals, Inc.
l
222,051
1,762 Align Technology, Inc.
l
306,500
2,727 Amgen, Inc. 552,845
879 Anthem, Inc. 199,568
12,300 Bausch Health Companies, Inc.
l
190,650
705 Becton, Dickinson and Company 161,988
1,602 Biogen, Inc.
l
506,841
5,934 Catalent , Inc.
l
308,271
1,115 CEL-SCI Corporation
l
12,867
10,520 Centene Corporation
l
624,993
2,669 Cigna Holding Company 472,893
4,623 CSL, Ltd. 838,020
12,887 CVS Health Corporation 764,586
9,396 Danaher Corporation 1,300,500
2,704 Edwards Lifesciences Corporation
l
510,028
5,922 Gilead Sciences, Inc. 442,729
48,900 GlaxoSmithKline plc 917,566
5,616 Grifols SA 187,897
7,174 Halozyme Therapeutics, Inc.
l
129,060
3,340 HCA Healthcare, Inc. 300,099
551 Humana, Inc. 173,025
8,942 iBio , Inc.
l
9,479
547 Illumina, Inc.
l
149,397
1,100 Intuitive Surgical, Inc.
l
544,731
2,464 IQVIA Holding, Inc.
l
265,767
2,539 Jazz Pharmaceuticals, Inc.
l
253,240
14,904 Johnson & Johnson 1,954,362
1,100 KYORIN Holdings, Inc. 22,462
337 Laboratory Corporation of America
Holdings
l
42,593
2,092 LHC Group, Inc.
l
293,298
264 Ligand Pharmaceuticals, Inc.
l
19,198
330 LNA Sante 13,785
15,307 Medtronic plc 1,380,385
15,863 Merck & Company, Inc. 1,220,499
1,157 Neurocrine Biosciences, Inc.
l
100,138
17,202 Novartis AG 1,419,145
16,697 Novo Nordisk AS 997,080
8,926 Optinose , Inc.
l
40,078
1,127 PerkinElmer, Inc. 84,841
18,548 Pfizer, Inc. 605,407
6,457 Recordati SPA 272,051
4,542 Roche Holding AG 1,461,352
55 Siegfried Holding AG 22,134
1,337 Sonova Holding AG 238,406
2,390 Stryker Corporation 397,911

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (22.8%) Value
Health Care (3.5%) - continued
6,262 Syneos Health, Inc.
l
$ 246,848
605 Tactile Systems Technology, Inc.
l
24,297
3,500 Takeda Pharmaceutical Company,
Ltd. 106,568
227 Teladoc Health, Inc.
l
35,187
2,771 Thermo Fisher Scientific, Inc. 785,856
500 Tsumura & Company 12,750
3,121 UnitedHealth Group, Inc. 778,315
2,878 Universal Health Services, Inc. 285,152
807 Veeva Systems, Inc.
l
126,191
1,442 Vertex Pharmaceuticals, Inc.
l
343,124
7,601 Wright Medical Group NV
l
217,769
1,442 Zimmer Biomet Holdings, Inc. 145,757
3,005 Zoetis, Inc. 353,658
Total 24,920,829
Industrials (3.0%)
641 3M Company 87,503
5,129 Aalberts NV 122,879
303 Aeroports de Paris SA 29,272
10,121 AGCO Corporation 478,217
21,918 Altra Industrial Motion Corporation 383,346
6,726 AMETEK, Inc. 484,406
6,728 Arcosa , Inc. 267,371
5,113 ASGN, Inc.
l
180,591
9,909 Assa Abloy AB 184,988
13,528 Atlas Copco AB, Class A 449,864
5,321 Atlas Copco AB, Class B 154,784
1,879 Boeing Company 280,234
2,458 Caterpillar, Inc. 285,226
2,287 CIA De Distribucion Integral 36,712
548 CSW Industrials, Inc. 35,538
3,996 CSX Corporation 228,971
4,457 Curtiss-Wright Corporation 411,871
11,330 Delta Air Lines, Inc. 323,245
1,956 EMCOR Group, Inc. 119,942
7,191 Emerson Electric Company 342,651
4,335 Encore Wire Corporation 182,027
369 Geberit AG 161,688
5,745 General Dynamics Corporation 760,121
277 Gorman-Rupp Company 8,645
3,200 GS Yuasa Corporation 42,825
28,732 GWA Group, Ltd.
j
46,066
3,300 Hanwa Company, Ltd. 51,097
2,334 Helios Technologies, Inc. 88,505
11,000 Hino Motors, Ltd. 58,665
9,916 Honeywell International, Inc. 1,326,662
3,347 Huntington Ingalls Industries, Inc. 609,857
2,480 IDEX Corporation 342,513
7,200 Inaba Denki Sangyo Company, Ltd. 152,975
3,123 Ingersoll - Rand, Inc.
j,l
77,450
9,140 Johnson Controls International plc 246,414
1,780 Kansas City Southern 226,380
832 Kennametal, Inc. 15,492
9,900 Kinden Corporation 145,673
8,687 Koninklijke Philips NV 356,666
9,644 Legrand SA 622,015
2,195 Lincoln Electric Holdings, Inc. 151,455
1,336 Lockheed Martin Corporation 452,837
58,600 Marubeni Corporation 290,836
11,041 Meritor, Inc.
l
146,293
30,200 Mitsubishi Corporation 638,798
2,800 Mitsuboshi Belting, Ltd. 31,262
44,600 Mitsui & Company, Ltd. 619,213
11,166 National Express Group plc 28,273
9,200 Nitto Kogyo Corporation 146,114
Shares Common Stock (22.8%) Value
Industrials (3.0%) - continued
4,738 Nobina AB
g
$ 25,602
950 Norfolk Southern Corporation 138,700
215 Northrop Grumman Corporation 65,048
2,694 Old Dominion Freight Line, Inc. 353,614
14,960 PageGroup plc 67,164
3,617 Parker-Hannifin Corporation 469,233
1,480 Patrick Industries, Inc. 41,677
17,074 Primoris Services Corporation 271,477
7,348 Raven Industries, Inc. 155,998
3,397 Redde Northgate plc 5,841
31,459 RELX plc 671,410
7,380 Ritchie Brothers Auctioneers, Inc. 252,248
1,338 Rockwell Automation, Inc. 201,918
1,812 Saia, Inc.
l
133,254
7,063 Sandvik AB 99,353
3,800 Sanwa Holdings Corporation 29,511
6,661 Schneider Electric SE 563,007
11,012 Signify NV
g
213,415
13,565 SKF AB 184,852
199,700 Sojitz Corporation 468,226
15,106 Southwest Airlines Company 537,925
1,474 Spirax-Sarco Engineering plc 147,979
30,200 Sumitomo Corporation 344,408
1,400 Taikisha, Ltd. 40,261
491 Teledyne Technologies, Inc.
l
145,960
3,700 Toppan Forms Company, Ltd. 32,973
3,540 Trane Technologies plc 292,369
2,629 Transcontinental, Inc. 23,333
2,900 Tsubakimoto Chain Company 65,503
775 Union Pacific Corporation 109,306
6,502 United Airlines Holdings, Inc.
j,l
205,138
3,907 United Rentals, Inc.
l
402,030
8,844 United Technologies Corporation 834,255
1,819 Valmont Industries, Inc. 192,778
4,982 Verisk Analytics, Inc. 694,391
2,193 Vinci SA 179,189
1,600 Yuasa Trading Company, Ltd. 42,093
Total 21,615,867
Information Technology (4.7%)
3,454 Accenture plc 563,900
1,766 Adobe, Inc.
l
562,012
2,056 Advanced Energy Industries, Inc.
l
99,695
45,888 Advanced Micro Devices, Inc.
l
2,086,986
2,821 Agilysys , Inc.
l
47,111
7,273 Akamai Technologies, Inc.
l
665,407
4,516 Alliance Data Systems Corporation 151,963
9,726 Amadeus IT Holding SA 457,792
5,280 Amphenol Corporation 384,806
2,378 ANSYS, Inc.
l
552,814
13,064 Apple, Inc. 3,322,044
220 ASM International NV 22,383
2,009 ASML Holding NV 529,602
4,213 Automatic Data Processing, Inc. 575,833
6,493 BE Semiconductor Industries NV 198,860
3,270 Blackline, Inc.
l
172,035
2,590 Broadcom, Ltd. 614,089
1,237 Broadridge Financial Solutions, Inc. 117,305
3,900 Canon, Inc. 84,751
12,890 CGI, Inc.
l
697,853
15,317 Change Healthcare, Inc.
l
153,017
16,822 Ciena Corporation
l
669,684
53,778 Cisco Systems, Inc. 2,114,013
4,391 Computer Services, Inc. 176,650
14,881 Computershare, Ltd. 89,083
1,058 Dialog Semiconductor plc
l
27,501

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (22.8%) Value
Information Technology (4.7%) - continued
7,237 Dolby Laboratories, Inc. $ 392,318
337 Euronet Worldwide, Inc.
l
28,888
3,500 Fuji Soft, Inc. 112,364
780 Gartner, Inc.
l
77,665
26,051 Halma plc 611,834
658 Infineon Technologies AG 9,499
5,813 Intel Corporation 314,599
1,264 International Business Machines
Corporation 140,215
2,297 Intuit, Inc. 528,310
2,236 KLA-Tencor Corporation 321,403
962 Lam Research Corporation 230,880
5,474 Lattice Semiconductor Corporation
l
97,547
833 Littelfuse , Inc. 111,139
3,848 Lumentum Holdings, Inc.
l
283,598
5,191 MasterCard, Inc. 1,253,938
5,167 Microchip Technology, Inc. 350,323
20,782 Micron Technology, Inc.
l
874,091
29,013 Microsoft Corporation 4,575,640
868 Monolithic Power Systems, Inc. 145,355
3,883 Motorola Solutions, Inc. 516,128
6,938 National Instruments Corporation 229,509
4,800 NEC Networks & System Integration
Corporation 194,572
1,679 Nice, Ltd. ADR
l
241,037
32,775 Nuance Communications, Inc.
l
549,964
1,770 NVIDIA Corporation 466,572
5,230 Oracle Corporation 252,766
500 Oracle Corporation Japan 43,611
1,440 Paychex, Inc. 90,605
3,050 PayPal Holdings, Inc.
l
292,007
2,621 Plexus Corporation
l
143,002
4,230 QUALCOMM, Inc. 286,159
1,900 Ryoyo Electro Corporation 36,179
9,431 SailPoint Technologies Holdings, Inc.
l
143,540
1,108 Salesforce.com, Inc.
l
159,530
375 Samsung Electronics Company, Ltd.
GDR 370,927
349 SAP SE 38,965
1,138 ServiceNow , Inc.
l
326,128
3,517 Square, Inc.
l
184,220
2,014 Synopsys, Inc.
l
259,383
4,509 TE Connectivity, Ltd. 283,977
8,350 Teradyne, Inc. 452,319
12,270 Texas Instruments, Inc. 1,226,141
719 VeriSign, Inc.
l
129,485
5,864 Virtusa Corporation
l
166,538
5,838 Visa, Inc. 940,618
1,660 VMware, Inc.
l
201,026
91 Wirecard AG 10,253
Total 33,831,956
Materials (0.9%)
12,400 Air Water, Inc. 169,816
2,960 Allegheny Technologies, Inc.
l
25,160
1,850 Anglo American plc 32,419
5,858 Arcelor Mittal 55,302
6,597 Ball Corporation 426,562
9,790 CF Industries Holdings, Inc. 266,288
5,132 Coeur Mining, Inc.
l
16,474
7,620 Eastman Chemical Company 354,940
2,996 Ecolab, Inc. 466,867
18,647 Element Solutions, Inc.
l
155,889
286 Eramet SA 8,952
7,864 First Majestic Silver Corporation
l
48,678
19,290 Gold Road Resources, Ltd.
l
16,398
Shares Common Stock (22.8%) Value
Materials (0.9%) - continued
9,410 Granges AB $ 46,231
14,489 Hexpol AB 85,605
6,118 Hochschild Mining plc 7,994
2,400 Hokuetsu Corporation 8,961
17,015 IAMGOLD Corporation
l
38,794
42,828 Ivanhoe Mines, Ltd.
l
71,213
1,117 Kirkland Lake Gold, Ltd. 32,900
5,258 Koninklijke DSM NV 591,467
8,500 Kyoei Steel, Ltd. 97,639
1,500 Lintec Corporation 31,393
15,433 Louisiana-Pacific Corporation 265,139
997 MAG Silver Corporation
l
7,694
16,400 Nippon Light Metal Holdings
Company, Ltd. 25,534
45,300 Nippon Steel Corporation 386,151
2,706 Northern Star Resources, Ltd. 17,529
5,730 Nucor Corporation 206,395
3,542 PPG Industries, Inc. 296,111
14,892 Ramelius Resources, Ltd. 9,149
30,808 Resolute Mining, Ltd.
l
15,276
1,427 Rio Tinto, Ltd. 73,518
20,713 Sandfire Resources, Ltd. 41,505
500 Sanyo Special Steel Company, Ltd. 4,467
540 Sherwin-Williams Company 248,141
7,592 St Barbara, Ltd. 10,024
10,886 Steel Dynamics, Inc. 245,370
67,700 Sumitomo Chemical Company, Ltd. 200,017
1,400 Taiyo Holdings Company, Ltd. 52,368
6,300 Toagosei Company, Ltd. 54,539
78,000 Toray Industries, Inc. 337,625
5,400 Ube Industries, Ltd. 82,375
2,359 UFP Technologies, Inc.
l
89,854
2,455 United States Lime & Minerals, Inc. 181,302
11,315 UPM- Kymmene Oyj
j
308,526
9,002 Verso Corporation
l
101,543
Total 6,316,094
Real Estate (1.1%)
2,660 Agree Realty Corporation 164,654
3,229 Alexandria Real Estate Equities, Inc. 442,567
4,868 Allied Properties REIT 154,760
5,085 Alstria Office REIT AG 72,975
11,608 American Campus Communities, Inc. 322,122
1,028 American Tower Corporation 223,847
93,600 Ascendas REIT 185,329
12,200 Ascott Trust 6,728
780 AvalonBay Communities, Inc. 114,793
5,061 Camden Property Trust 401,034
7,548 Castellum AB 127,263
3,592 Choice Properties REIT 32,977
177 Cofinimmo SA 22,987
1,138 CoreSite Realty Corporation 131,894
7,121 Cousins Properties, Inc. 208,432
1,420 Crown Castle International
Corporation 205,048
4,300 Daito Trust Construction Company,
Ltd. 399,313
2,579 Digital Realty Trust, Inc. 358,249
6,224 Douglas Emmett, Inc. 189,894
11,751 Duke Realty Corporation 380,497
670 EastGroup Properties, Inc. 70,002
1,864 Entra ASA
g
22,265
10,686 Equity Residential 659,433
4,093 Essential Properties Realty Trust, Inc. 53,455
1,032 Essex Property Trust, Inc. 227,288
7,118 Granite REIT 294,016

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (22.8%) Value
Real Estate (1.1%) - continued
28,469 Host Hotels & Resorts, Inc. $ 314,298
15,000 Hysan Development Company, Ltd. 48,441
4,343 iSTAR Financial, Inc. 46,079
374 Japan Hotel REIT Investment
Corporation 109,178
1,282 Kungsleden AB 9,643
24,200 Mapletree Commercial Trust 31,038
20,030 MGIC Investment Corporation 127,190
7,887 National Storage Affiliates Trust 233,455
725 Plymouth Industrial REIT, Inc. 8,091
4,903 PSP Swiss Property AG 613,116
9,722 Quebecor, Inc. 214,916
2,678 RioCan REIT 30,694
17,000 Road King Infrastructure, Ltd. 25,531
17,225 Sunstone Hotel Investors, Inc. 150,030
1,937 Swiss Prime Site AG 188,529
15,724 TAG Immobilien AG 309,236
1,969 Terreno Realty Corporation 101,896
3,844 UDR, Inc. 140,460
39,000 Wing Tai Holdings, Ltd. 42,501
Total 8,216,144
Utilities (0.6%)
3,579 AGL Energy, Ltd. 37,456
8,098 Alliant Energy Corporation 391,052
495 American States Water Company 40,461
2,179 Avista Corporation 92,586
748 Black Hills Corporation 47,895
743 California Water Service Group 37,388
6,823 CMS Energy Corporation 400,851
594 DTE Energy Company 56,412
10,066 Enagas SA 198,574
55,182 Enel SPA 380,637
5,417 Entergy Corporation 509,036
20,688 Exelon Corporation 761,525
4,767 FirstEnergy Corporation 191,014
573 MGE Energy, Inc. 37,514
295 NextEra Energy, Inc. 70,983
2,580 Northland Power, Inc. 51,497
955 Northwest Natural Holding Company 58,971
1,930 NorthWestern Corporation 115,472
4,513 PNM Resources, Inc. 171,494
2,366 Portland General Electric Company 113,426
2,014 PPL Corporation 49,706
2,818 Public Service Enterprise Group, Inc. 126,556
2,263 South Jersey Industries, Inc. 56,575
1,810 Spire, Inc. 134,809
381 Unitil Corporation 19,934
739 Verbund AG 26,653
Total 4,178,477
Total Common Stock
(cost $183,825,350) 163,648,703
Shares
Registered Investment Companies
( 7.4% ) Value
Unaffiliated  (2.1%)
2,145 Health Care Select Sector SPDR
Fund 190,004
135,300 Invesco Senior Loan ETF 2,768,238
2,176 iShares Russell 2000 Value Index
Fund 178,497
8,000 iShares S&P U.S. Preferred Stock
Index Fund 254,720
44,234 SPDR BBG Barclay's Convertible
Securities ETF 2,117,039
Shares
Registered Investment Companies
(7.4%) Value
Unaffiliated  (2.1%)- continued
39,880 SPDR Bloomberg Barclays High Yield
Bond ETF $ 3,778,231
25,000 Vanguard High Dividend Yield ETF
j
1,768,750
51,075 Vanguard Short-Term Corporate
Bond ETF 4,040,033
Total 15,095,512
Affiliated  (5.3%)
4,271,706 Thrivent Core Emerging Markets
Debt Fund 37,761,878
Total 37,761,878
Total Registered Investment
Companies (cost $57,144,857) 52,857,390
Shares Preferred Stock ( 1.8% ) Value
Communications Services (0.2%)
12,100 AT&T, Inc., 4.750%
i
256,520
865 Crown Castle International
Corporation, Convertible, 6.875% 1,118,309
Total 1,374,829
Consumer Staples (0.2%)
26,000 CHS, Inc., 6.750%
b,i
579,020
31,200 CHS, Inc., 7.100%
b,i
720,096
Total 1,299,116
Energy (0.1%)
195,459 Crestwood Equity Partners, LP,
9.250%
i
742,744
5,300 Energy Transfer Operating, LP,
7.600%
b,i
65,879
11,309 Nustar Logistics, LP, 8.565%
b
149,731
Total 958,354
Financials (1.1%)
7,525 Aegon Funding Corporation II,
5.100% 156,670
6,475 Agribank FCB, 6.875%
b,i
625,647
15,500 Allstate Corporation, 5.100%
i
358,050
13,200 Bank of America Corporation,
5.000%
i
309,936
284 Bank of America Corporation,
Convertible, 7.250%
i
359,550
14,875 Capital One Financial Corporation,
5.000%
i
298,244
8,650 Cobank ACB, 6.250%
b,i
847,700
16,200 Equitable Holdings, Inc., 5.250%
i
274,104
425 First Horizon Bank, 3.750%
b,g,i
276,250
29,050 GMAC Capital Trust I, 7.477%
b
595,816
16,585 Hartford Financial Services Group,
Inc., 7.875%
b
433,366
9,925 J.P. Morgan Chase & Company,
4.750%
i
231,153
22,200 Morgan Stanley, 7.125%
b,i
581,196
13,500 Regions Financial Corporation,
5.700%
b,i
317,250
2,675 Synovus Financial Corporation,
5.875%
b,i
54,971
1,641 Wells Fargo & Company, Convertible,
7.500%
i
2,090,667
Total 7,810,570

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Preferred Stock (1.8%) Value
Health Care (0.1%)
582 Danaher Corporation, Convertible,
4.750% $ 606,782
Total 606,782
Industrials (<0.1%)
234 Fortive Corporation, Convertible,
5.000% 168,417
2,895 Stanley Black & Decker, Inc.,
Convertible, 5.250% 202,534
Total 370,951
Utilities (0.1%)
268 Sempra Energy, Convertible, 6.000% 24,795
8,836 Southern Company, Convertible,
6.750% 392,319
Total 417,114
Total Preferred Stock
(cost $15,172,071) 12,837,716
Shares
Collateral Held for Securities Loaned
( 0.6% ) Value
4,641,073 Thrivent Cash Management Trust 4,641,073
Total Collateral Held for Securities
Loaned
(cost $4,641,073) 4,641,073
Shares or
Principal
Amount Short-Term Investments ( 13.1% ) Value
Federal Home Loan Bank Discount
Notes
600,000 1.537%, 4/8/2020
m,n
599,992
200,000 1.520%, 4/15/2020
m,n
199,995
700,000 1.555%, 4/16/2020
m,n
699,980
600,000 0.900%, 5/7/2020
m,n
599,958
200,000 0.500%, 5/19/2020
m,n
199,981
200,000 0.150%, 5/20/2020
m,n
199,981
200,000 0.150%, 6/4/2020
m,n
199,975
200,000 0.500%, 6/9/2020
m,n
199,973
300,000 0.007%, 7/7/2020
m,n
299,927
Thrivent Core Short-Term Reserve
Fund
9,074,515 1.570% 90,563,653
Total Short-Term Investments (cost
$93,917,397) 93,763,415
Total Investments (cost
$845,389,857) 108.7% $780,300,510
Other Assets and Liabilities, Net
(8.7%) (62,495,634)
Total Net Assets 100.0% $717,804,876
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of March
31, 2020. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by
security and the reference rate and spread are indicated in
their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current
market conditions.  These securities do not indicate a reference rate and spread in their description.
c Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial
Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or delayed
delivery basis.
f In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.
g Denotes securities sold under Rule 144A of the Securities Act of
1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other
qualified institutional buyers. As of March 31, 2020, the value of these investments was $146,144,705 or 20.4% of total net
assets.
h Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 31,
2020.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j All or a portion of the security is on loan.
k Denotes interest only security.  Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets.  The principal shown is the
outstanding par amount of the pool as of the end of the period.
The actual effective yield of the security is different than the stated coupon rate.
l Non-income producing security.
m The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Diversified Income Plus Portfolio as of March 31, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 1,831,408
Common Stock 2,608,857
Total lending $4,440,265
Gross amount payable upon return of
collateral for securities loaned $4,641,073
Net amounts due to counterparty $200,808
Definitions:
ACES - Alternative Credit Enhancement Securities
ADR - American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S.
depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by
State Street Global Advisors.

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Rate Index:
12 MTA - 12 Month Treasury Average
CMT 1Y - Constant Maturity Treasury Yield 1 Year
COF 11 - 11th District Cost of Funds
H15T30Y
-
U. S. Treasury Yield Curve Rate Treasury
Note Constant Maturity 30 Year
LIBOR 1W - ICE Libor USD Rate 1 Week
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
PRIME - Federal Reserve Prime Loan Rate
USISDA 10Y - ICE Swap USD Rate 10 Year

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2020, in valuing Diversified Income Plus Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 3,932,666 – 3,012,484 920,182
Capital Goods 7,967,491 – 4,830,422 3,137,069
Communications Services 21,250,610 – 15,532,806 5,717,804
Consumer Cyclical 13,548,863 – 11,998,529 1,550,334
Consumer Non-Cyclical 12,673,575 – 12,673,575 –
Energy 4,782,348 – 4,459,106 323,242
Financials 8,179,653 – 8,179,653 –
Technology 7,276,268 – 4,481,999 2,794,269
Transportation 1,618,864 – 948,364 670,500
Utilities 1,265,076 – 897,523 367,553
Long-Term Fixed Income
Asset-Backed Securities 28,331,270 – 28,331,270 –
Basic Materials 5,865,526 – 5,865,526 –
Capital Goods 16,535,016 – 16,535,016 –
Collateralized Mortgage Obligations 71,106,242 – 71,106,242 –
Commercial Mortgage-Backed Securities 2,316,901 – 2,316,901 –
Communications Services 25,482,966 – 25,482,966 –
Consumer Cyclical 17,687,509 – 17,687,509 –
Consumer Non-Cyclical 24,563,302 – 24,563,302 –
Energy 12,777,584 – 12,777,584 –
Financials 55,055,706 – 55,055,706 –
Mortgage-Backed Securities 85,390,507 – 85,390,507 –
Technology 12,668,086 – 12,668,086 –
Transportation 3,569,125 – 3,569,125 –
Utilities 8,707,059 – 8,707,059 –
Common Stock
Communications Services 9,984,772 8,348,879 1,635,893 –
Consumer Discretionary 13,420,238 10,669,058 2,751,180 –
Consumer Staples 8,777,173 6,149,782 2,627,391 –
Energy 7,621,810 6,087,529 1,534,281 –
Financials 24,765,343 16,930,514 7,834,829 –
Health Care 24,920,829 18,411,613 6,509,216 –
Industrials 21,615,867 14,041,082 7,574,785 –
Information Technology 33,831,956 30,295,927 3,536,029 –
Materials 6,316,094 3,433,507 2,882,587 –
Real Estate 8,216,144 5,274,708 2,941,436 –
Utilities 4,178,477 3,483,660 694,817 –
Registered Investment Companies
Unaffiliated 15,095,512 15,095,512 – –
Preferred Stock
Communications Services 1,374,829 256,520 1,118,309 –
Consumer Staples 1,299,116 1,299,116 – –
Energy 958,354 958,354 – –
Financials 7,810,570 6,060,973 1,749,597 –
Health Care 606,782 – 606,782 –
Industrials 370,951 370,951 – –
Utilities 417,114 417,114 – –
Short-Term Investments 3,199,762 – 3,199,762 –
Subtotal Investments in Securities $647,333,906 $147,584,799 $484,268,154 $15,480,953
Other Investments  * Total
Affiliated Short-Term Investments 90,563,653
Affiliated Registered Investment Companies 37,761,878
Collateral Held for Securities Loaned 4,641,073
Subtotal Other Investments $132,966,604
Total Investments at Value $780,300,510
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 2,012,151 2,012,151 – –
Total Asset Derivatives $2,012,151 $2,012,151 $– $–
Liability Derivatives
Futures Contracts 416,479 416,479 – –
Total Liability Derivatives $416,479 $416,479 $– $–
The following table presents Diversified Income Plus Portfolio's futures contracts held as of March 31, 2020. Investments and/or cash totaling $3,199,762 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 28 June 2020 $ 3,726,497 $ 156,754
CBOT 2-Yr. U.S. Treasury Note 167 June 2020 36,146,879 657,050
CBOT 5-Yr. U.S. Treasury Note 51 June 2020 6,199,050 194,278
CBOT U.S. Long Bond 18 June 2020 2,955,012 268,113
CME Euro Foreign Exchange Currency 39 June 2020 5,513,095 (126,464)
CME Ultra Long Term U.S. Treasury Bond 1 June 2020 198,230 23,645
Eurex Euro STOXX 50 Index 181 June 2020 4,929,032 476,813
ICE mini MSCI EAFE Index 7 June 2020 518,117 27,638
Total Futures Long Contracts $ 60,185,912 $ 1,677,827
CME E-mini Russell 2000 Index (73) June 2020 ( $ 4,045,595) ( $ 143,145)
CME E-mini S&P 500 Index (37) June 2020 (4,961,805) 207,860
Ultra 10-Yr. U.S. Treasury Note (18) June 2020 (2,661,692) (146,870)
Total Futures Short Contracts ( $ 11,669,092) ($82,155)
Total Futures Contracts $ 48,516,820 $1,595,672
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the
Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Diversified Income Plus Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
3/31/2020
Shares Held at
3/31/2020
% of Net Assets
3/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $41,621 $829 $– $37,762 4,272 5.3%
Total Affiliated Registered Investment Companies 41,621 37,762 5.3
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.570% 99,710 82,399 91,332 90,564 9,075 12.6
Total Affiliated Short-Term Investments 99,710 90,564 12.6
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 4,288 52,309 51,956 4,641 4,641 0.6
Total Collateral Held for Securities Loaned 4,288 4,641 0.6
Total Value $145,619 $132,967

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 3/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $(4,688) – $462
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.570% (58) (155) – 469
Total Income/Non Income Cash from Affiliated Investments $931
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 14
Total Affiliated Income from Securities Loaned, Net $14
Total Value $(58) $(4,843) $–

Global Stock Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 80.8% ) Value
Communications Services (5.6%)
47,778 Activision Blizzard, Inc.
a
$ 2,841,835
10,425 Alphabet, Inc., Class A
a
12,113,329
2,037 Alphabet, Inc., Class C
a
2,368,644
25,942 AMC Entertainment Holdings, Inc. 81,977
1,676 AMC Networks, Inc.
a
40,744
525,329 Auto Trader Group plc
b
2,838,763
770 Boingo Wireless, Inc.
a
8,170
35,142 Carsales.com, Ltd. 252,510
4,029 Cinemark Holdings, Inc. 41,055
114,391 Comcast Corporation 3,932,763
3,022 Consolidated Communications
Holdings, Inc. 13,750
6,680 Discovery, Inc., Class A
a
129,859
3,903 EchoStar Corporation
a
124,779
30,789 Facebook, Inc.
a
5,135,605
16,330 Gannett Company, Inc. 24,168
1,188 Hemisphere Media Group, Inc.
a
10,145
267,000 HKT Trust and HKT, Ltd. 363,133
6,596 Interpublic Group of Companies, Inc. 106,789
8,758 Ipsos SA 181,723
7,435 Lions Gate Entertainment
Corporation, Class A
a
45,205
6,015 Lions Gate Entertainment
Corporation, Class B
a
33,564
43,359 Live Nation Entertainment, Inc.
a,c
1,971,100
267,790 Mediaset Espana Comunicacion SA 977,809
5,941 Meredith Corporation 72,599
1,564 News Corporation, Class B 14,060
32,192 Orange SA 389,764
30,200 ORBCOMM, Inc.
a
73,688
22,317 Rightmove plc 134,593
3,025 RingCentral, Inc.
a
641,028
1,471 Scholastic Corporation 37,496
116,927 Seven West Media, Ltd.
a
5,686
1,337 Sinclair Broadcast Group, Inc. 21,499
91,500 SoftBank Corporation 1,165,590
13,200 SoftBank Group Corporation 467,312
6,460 Take-Two Interactive Software, Inc.
a
766,221
13,079 Tegna, Inc. 142,038
1,741,664 Telecom Italia SPA 704,981
167,225 Telefonica SA 761,057
820 Telephone & Data Systems, Inc. 13,743
93,400 TV Asahi Holdings Corporation 1,415,557
51,970 Uber Technologies, Inc.
a
1,451,002
124,455 Verizon Communications, Inc. 6,686,967
23,728 ViacomCBS, Inc. 332,429
118,570 Vodafone Group plc 164,035
21,018 Wolters Kluwer NV 1,487,742
Total 50,586,506
Consumer Discretionary (8.4%)
3,116 Abercrombie & Fitch Company 28,324
3,679 Adient plc
a
33,369
21,482 Alibaba Group Holding, Ltd. ADR
a
4,177,819
10,822 Amazon.com, Inc.
a
21,099,870
1,561 American Axle & Manufacturing
Holdings, Inc.
a
5,635
9,140 American Eagle Outfitters, Inc. 72,663
535 American Public Education, Inc.
a
12,803
11,400 AOKI Holdings, Inc. 76,343
23,800 Aoyama Trading Company, Ltd. 203,615
22,069 Aptiv plc 1,086,678
7,795 At Home Group, Inc.
a
15,746
13,200 Autobacs Seven Company, Ltd. 151,941
1,218 AutoZone, Inc.
a
1,030,428
1,600 Beazer Homes USA, Inc.
a
10,304
Shares Common Stock (80.8%) Value
Consumer Discretionary (8.4%) - continued
19,900 Bed Bath & Beyond, Inc. $ 83,779
19,181 Berkeley Group Holdings plc 856,114
2,614 Big Lots, Inc. 37,171
414 Boyd Gaming Corporation 5,970
7,700 Bridgestone Corporation 235,702
9,164 Bright Horizons Family Solutions,
Inc.
a
934,728
5,169 Burlington Stores, Inc.
a
819,080
1,997 Caleres, Inc. 10,384
1,834 Carnival Corporation 24,154
16,782 Chico's FAS, Inc. 21,649
4,328 Chipotle Mexican Grill, Inc.
a
2,832,243
14,500 Chiyoda Company, Ltd. 156,020
78 Churchill Downs, Inc. 8,030
211,700 Citizen Watch Company, Ltd. 746,926
22,655 Cooper-Standard Holdings, Inc.
a
232,667
4,584 Culp, Inc. 33,738
30,137 D.R. Horton, Inc. 1,024,658
3,561 Dana, Inc. 27,811
104,200 Denso Corporation 3,329,656
2,193 Domino's Pizza, Inc. 710,685
16,766 Duluth Holdings, Inc.
a
67,232
6,232 Emerald Holding, Inc 16,141
3,516 Ethan Allen Interiors, Inc. 35,934
6,843 Etsy, Inc.
a
263,045
6,400 Exedy Corporation 94,194
5,292 Express, Inc.
a
7,885
3,566 Extended Stay America, Inc. 26,067
13,367 Five Below, Inc.
a
940,769
6,401 Foot Locker, Inc. 141,142
12,907 Fossil, Inc.
a
42,464
268,000 Galaxy Entertainment Group, Ltd. 1,411,508
14,286 GameStop Corporation
a
50,001
6,553 Garrett Motion, Inc.
a
18,742
4,352 Genuine Parts Company 293,020
6,308 Goodyear Tire & Rubber Company 36,713
3,568 Grand Canyon Education, Inc.
a
272,185
166 Group 1 Automotive, Inc. 7,347
1,935 GrubHub, Inc.
a
78,813
2,728 Hertz Global Holdings, Inc.
a
16,859
24,817 Home Depot, Inc. 4,633,582
1,142 Hooker Furniture Corporation 17,827
19,389 Industria de Diseno Textil SA 502,440
9,222 Knoll, Inc. 95,171
6,032 L Brands, Inc. 69,730
5,071 Lear Corporation 412,019
45,315 Lowe's Companies, Inc. 3,899,356
1,243 Lumber Liquidators Holdings, Inc.
a
5,830
12,680 Macy's, Inc. 62,259
334 Madison Square Garden Company
a
70,611
3,466 Marcus Corporation 42,701
435 Marriott Vacations Worldwide
Corporation 24,177
23,245 Mattel, Inc.
a
204,788
16,482 Michaels Companies, Inc.
a
26,701
2,901 Modine Manufacturing Company
a
9,428
6,345 Mohawk Industries, Inc.
a
483,743
198,072 Moneysupermarket.com Group plc 736,047
560 Newell Brands, Inc. 7,437
72,300 NHK Spring Company, Ltd. 471,608
39,499 NIKE, Inc. 3,268,147
32,600 Nissan Motor Company, Ltd. 109,070
1,068 Norwegian Cruise Line Holdings,
Ltd.
a
11,705
188 NVR, Inc.
a
482,993
17,882 Office Depot, Inc. 29,326

Global Stock Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (80.8%) Value
Consumer Discretionary (8.4%) - continued
13,384 Ollie's Bargain Outlet Holdings, Inc.
a
$ 620,215
13,800 Onward Holdings Company, Ltd. 60,652
5,736 Park Hotels & Resorts, Inc. 45,372
12,600 Park24 Company, Ltd. 185,745
9,954 Party City Holdco, Inc.
a
4,562
8,086 Penn National Gaming, Inc.
a
102,288
25,163 Planet Fitness, Inc.
a
1,225,438
54,078 Playa Hotels and Resorts NV
a
94,636
10,000 PLENUS Company, Ltd. 171,005
425 PVH Corporation 15,997
15,805 Qurate Retail, Inc.
a
96,490
16,017 Red Rock Resorts, Inc. 136,945
124,429 Redrow plc 551,577
17,300 Rinnai Corporation 1,219,486
2,445 Ruth's Hospitality Group, Inc. 16,333
3,969 Sally Beauty Holdings, Inc.
a
32,070
27,300 Sangetsu Company, Ltd. 404,073
14,100 SHIMAMURA Company, Ltd. 852,117
3,467 Signet Jewelers, Ltd. 22,362
5,475 Six Flags Entertainment Corporation 68,656
6,086 Skyline Corporation
a
95,428
29,924 Sony Corporation ADR 1,770,902
7,129 Standard Motor Products, Inc. 296,353
321,200 Sumitomo Electric Industries, Ltd. 3,355,892
6,400 Sumitomo Forestry Company, Ltd. 81,712
172,700 Sumitomo Rubber Industries, Ltd. 1,622,137
13,366 Super Retail Group, Ltd. 38,230
7,362 Tailored Brands, Inc. 12,810
5,200 Takara Standard Company, Ltd. 79,485
441 Tapestry, Inc. 5,711
6,942 Taylor Morrison Home Corporation
a
76,362
467,611 Taylor Wimpey plc 672,872
6,866 Tenneco, Inc.
a
24,718
9,541 Texas Roadhouse, Inc. 394,043
1,873 Thor Industries, Inc. 79,003
594 Toll Brothers, Inc. 11,434
32,400 Toyoda Gosei Company, Ltd. 551,409
11,015 Tupperware Brands Corporation 17,844
2,898 Ulta Beauty, Inc.
a
509,179
5,500 United Arrows, Ltd. 82,714
1,911 Urban Outfitters, Inc.
a
27,213
3,854 Vail Resorts, Inc. 569,274
150 Williams-Sonoma, Inc. 6,378
7,461 Wingstop, Inc. 594,642
5,613 Workhorse Group, Inc.
a
10,160
Total 76,545,384
Consumer Staples (3.3%)
468 Andersons, Inc. 8,775
27,450 Anheuser-Busch InBev NV 1,212,464
16,400 Arcs Company, Ltd. 294,629
2,979 B&G Foods, Inc. 53,890
145 Beyond Meat, Inc.
a
9,657
5,802 BJ's Wholesale Club Holdings, Inc.
a
147,777
21,494 Carlsberg AS 2,419,791
6,691 Casey's General Stores, Inc. 886,491
1,519 Central Garden & Pet Company
a
41,772
2,369 Edgewell Personal Care Company
a
57,045
580 Energizer Holdings, Inc. 17,545
21,277 ForFarmers BV 132,351
5,160 Glanbia plc 56,170
8,286 Hain Celestial Group, Inc.
a
215,187
14,000 Kewpie Corporation 280,207
9,488 Kimberly-Clark Corporation 1,213,231
80 Lindt & Spruengli AG 671,478
2,884 L'Oreal SA 746,411
Shares Common Stock (80.8%) Value
Consumer Staples (3.3%) - continued
5,200 Ministop Company, Ltd. $ 70,149
6,684 Monster Beverage Corporation
a
376,042
61,383 Nestle SA 6,283,642
36,359 Philip Morris International, Inc. 2,652,753
5,723 Reckitt Benckiser Group plc 435,952
1,306 Seneca Foods Corporation
a
51,953
12,637 Simply Good Foods Company
a
243,389
1,913 Sprouts Farmers Markets, Inc.
a
35,563
30,300 Sugi Holdings Company, Ltd. 1,622,548
79,500 Sundrug Company, Ltd. 2,547,516
2,190 TreeHouse Foods, Inc.
a
96,688
18,935 Turning Point Brands, Inc. 399,718
27,247 Unilever NV 1,339,226
6,378 United Natural Foods, Inc.
a
58,550
3,641 Vector Group, Ltd. 34,298
41,495 Wal-Mart Stores, Inc. 4,714,662
Total 29,427,520
Energy (2.3%)
25,845 Antero Midstream Corporation 54,274
814 Apache Corporation 3,402
50,165 Archrock, Inc. 188,620
75,104 BP plc ADR 1,831,787
54,399 Callon Petroleum Company
a
29,805
11,409 Centennial Resource Development,
Inc.
a
3,001
23,568 Chevron Corporation 1,707,737
12,144 Cimarex Energy Company 204,383
5,287 Concho Resources, Inc. 226,548
20,360 ConocoPhillips 627,088
12,200 Continental Resources, Inc. 93,208
8,730 Core Laboratories NV 90,268
7,059 Devon Energy Corporation 48,778
10,428 Diamond Offshore Drilling, Inc.
a
19,083
72,971 Eni SPA 725,148
21,919 EnLink Midstream, LLC 24,111
52,480 Enterprise Products Partners, LP 750,464
14,429 EQT Corporation 102,013
7,556 Equitrans Midstream Corporation 38,007
6,976 Exterran Corporation
a
33,485
16,740 Exxon Mobil Corporation 635,618
10,323 Frank's International NV
a
26,737
2,477 Gaztransport Et Technigaz SA 178,340
15,836 Gran Tierra Energy, Inc.
a
3,970
51,066 Halliburton Company 349,802
5,415 Helmerich & Payne, Inc. 84,745
683,100 JXTG Holdings, Inc. 2,327,586
7,336 Liberty Oilfield Services, Inc. 19,734
152,812 Marathon Oil Corporation 502,751
45,435 Marathon Petroleum Corporation 1,073,175
41,095 Nabors Industries, Ltd. 16,031
7,973 NexTier Oilfield Solutions, Inc.
a
9,328
20,281 Nine Energy Service, Inc.
a
16,393
8,854 Oceaneering International, Inc.
a
26,031
1,734 Oil States International, Inc.
a
3,520
5,267 OMV AG 144,142
3,557 Patterson-UTI Energy, Inc. 8,359
3,317 PDC Energy, Inc.
a
20,599
5,389 Peabody Energy Corporation 15,628
1,116 Penn Virginia Corporation
a
3,448
16,065 Pioneer Natural Resources Company 1,126,960
6,148 Plains GP Holdings, LP 34,490
3,139 ProPetro Holding Corporation
a
7,847
97,679 QEP Resources, Inc. 32,674
127,713 Royal Dutch Shell plc, Class A 2,218,840
206,560 Royal Dutch Shell plc, Class B 3,464,842

Global Stock Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (80.8%) Value
Energy (2.3%) - continued
7,091 RPC, Inc. $ 14,607
42,130 Southwestern Energy Company
a
71,200
11,032 Talos Energy, Inc.
a
63,434
3,917 Targa Resources Corporation 27,066
16,846 Total SA 634,738
20,604 TransCanada Energy Corporation 915,782
54,642 Transocean, Ltd.
a
63,385
Total 20,943,012
Financials (12.3%)
210 1st Source Corporation 6,810
116,491 AB Industrivarden 2,230,512
41,467 Aflac, Inc. 1,419,830
7,826 AG Mortgage Investment Trust, Inc. 21,443
80,400 AIA Group, Ltd. 719,953
966 Alleghany Corporation 533,570
30,426 Allianz SE 5,181,477
1,194 American Equity Investment Life
Holding Company 22,447
14,398 American Express Company 1,232,613
18,193 American Financial Group, Inc. 1,274,965
31,225 American International Group, Inc. 757,206
2,405 Ameriprise Financial, Inc. 246,464
9,253 Ameris Bancorp 219,851
1,210 Argo Group International Holdings,
Ltd. 44,843
522 ARMOUR Residential REIT, Inc. 4,599
6,389 Arthur J. Gallagher & Company 520,767
2,109 Artisan Partners Asset Management,
Inc. 45,322
10,567 Associated Banc-Corp 135,152
4,130 Assured Guaranty, Ltd. 106,513
24,353 Baloise Holding AG 3,174,946
305,537 Bank Leumi Le-Israel BM 1,684,720
317,241 Bank of America Corporation 6,735,026
814 Bank of Marin Bancorp 24,420
41,140 Bank of Montreal 2,077,317
4,632 BankFinancial Corporation 40,808
3,204 BankUnited, Inc. 59,915
7,648 Banner Corporation 252,690
1,177 BOK Financial Corporation 50,093
25,024 Boston Private Financial Holdings,
Inc. 178,922
3,069 Brighthouse Financial, Inc.
a
74,178
40,865 BrightSphere Investment Group 261,127
1,769 Brown & Brown, Inc. 64,073
2,409 Byline Bancorp, Inc. 24,981
1,074 Cadence Bancorporation 7,035
34,593 Capital One Financial Corporation 1,744,179
5,286 Cboe Global Markets, Inc. 471,776
72,748 Charles Schwab Corporation 2,445,788
12,366 Chubb, Ltd. 1,381,159
254,058 CI Financial Corporation 2,521,986
3,396 Cincinnati Financial Corporation 256,228
7,796 CIT Group, Inc. 134,559
87,338 Citigroup, Inc. 3,678,677
12,971 Citizens Financial Group, Inc. 243,985
12,845 CNP Assurances 124,373
28,434 Comerica, Inc. 834,254
45,021 Commonwealth Bank of Australia 1,698,646
459 Community Bank System, Inc. 26,989
7,162 Community Trust Bancorp, Inc. 227,680
9,056 Cullen/Frost Bankers, Inc. 505,234
182,000 DBS Group Holdings, Ltd. 2,374,763
8,935 Deutsche Boerse AG 1,227,528
89,280 Deutsche Pfandbriefbank AG
b
673,986
Shares Common Stock (80.8%) Value
Financials (12.3%) - continued
265 Diamond Hill Investment Group, Inc. $ 23,914
6,248 Discover Financial Services 222,866
181,859 DnB ASA 2,026,079
2,145 Enterprise Financial Services
Corporation 59,867
7,714 Essent Group, Ltd. 203,187
43,965 Euronext NV
b
3,237,287
58,396 Everi Holdings, Inc.
a
192,707
1,192 FBL Financial Group, Inc. 55,631
698 Federal Agricultural Mortgage
Corporation 38,830
8,648 Fifth Third Bancorp 128,423
4,637 Financial Institutions, Inc. 84,115
3,035 First American Financial Corporation 128,714
596 First Bancshares, Inc. 11,366
7,758 First Busey Corporation 132,739
1,052 First Citizens BancShares, Inc. 350,179
12,785 First Defiance Financial Corporation 188,451
3,925 First Financial Corporation 132,351
7,197 First Interstate BancSystem, Inc. 207,562
5,718 First Midwest Bancorp, Inc. 75,678
747 First of Long Island Corporation 12,960
3,902 First Republic Bank 321,057
429,454 FlexiGroup, Ltd. 198,496
4,028 Goldman Sachs Group, Inc. 622,689
6,837 Great Southern Bancorp, Inc. 276,215
8,087 Great Western Bancorp, Inc. 165,622
7,239 Hamilton Lane, Inc. 400,389
2,647 Hancock Whitney Corporation 51,669
653 Hanmi Financial Corporation 7,085
4,610 Hanover Insurance Group, Inc. 417,574
38,988 Hartford Financial Services Group,
Inc. 1,373,937
5,996 Heritage Commerce Corporation 45,989
653 Heritage Financial Corporation 13,060
5,458 Hometrust Bancshares, Inc. 86,891
8,231 Horizon Bancorp, Inc. 81,158
1,089 Houlihan Lokey, Inc. 56,759
136,962 HSBC Holdings plc 768,871
8,211 Independent Bank Corporation 105,676
9,235 Interactive Brokers Group, Inc. 398,675
3,839 Intercontinental Exchange, Inc. 309,999
2,390 International Bancshares
Corporation 64,243
714,920 Israel Discount Bank, Ltd. 2,084,612
23,649 J.P. Morgan Chase & Company 2,129,119
531 Janus Henderson Group plc 8,135
59,330 KeyCorp 615,252
5,805 L E Lundbergforetagen AB 235,321
2,354 Lakeland Bancorp, Inc. 25,447
46,361 Laurentian Bank of Canada
c
1,006,745
3,181 Loews Corporation 110,794
3,659 M&T Bank Corporation 378,450
185,090 Manulife Financial Corporation 2,323,982
1,802 Mercantile Bank Corporation 38,148
36,089 MetLife, Inc. 1,103,241
6,571 MidWestOne Financial Group, Inc. 137,597
15,900 Mizrahi Tefahot Bank, Ltd. 292,651
53,728 Morgan Stanley 1,826,752
165 Morningstar, Inc. 19,181
2,425 Mr. Cooper Group, Inc.
a
17,775
2,404 MSCI, Inc. 694,660
15,238 National Bank of Canada 588,925
109 National Western Life Group, Inc. 18,748
111,630 Natixis 355,457
689 NBT Bancorp, Inc. 22,317

Global Stock Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (80.8%) Value
Financials (12.3%) - continued
4,656 Northern Trust Corporation $ 351,342
2,897 Northwest Bancshares, Inc. 33,518
1,394 OFG Bancorp 15,585
1,418 Old Republic International
Corporation 21,625
4,109 Old Second Bancorp, Inc. 28,393
11,694 Onex Corporation 428,024
2,472 PacWest Bancorp 44,298
13,422 Paragon Banking Group plc 54,897
12,091 Pargesa Holding SA 798,288
197 Park National Corporation 15,295
1,536 Peoples Bancorp, Inc. 34,022
11,500 PNC Financial Services Group, Inc. 1,100,780
21,363 Popular, Inc. 747,705
48,338 Power Corporation of Canada 777,640
9,290 Prosight Global, Inc.
a
90,578
1,012 Provident Financial Services, Inc. 13,014
9,002 Prudential Financial, Inc. 469,364
6,721 QCR Holdings, Inc. 181,937
37,040 Raymond James Financial, Inc. 2,340,928
673 Ready Capital Corporation 4,859
5,811 Reinsurance Group of America, Inc. 488,938
4,574 Renasant Corporation 99,896
25,742 Royal Bank of Canada 1,594,493
13,881 S&P Global, Inc. 3,401,539
968 Safety Insurance Group, Inc. 81,728
2,348 Sandy Spring Bancorp, Inc. 53,159
7,007 Santander Consumer USA Holdings,
Inc. 97,467
10,256 Seacoast Banking Corporation of
Florida
a
187,787
12,521 SEI Investments Company 580,223
537 Selective Insurance Group, Inc. 26,689
15,100 Senshu Ikeda Holdings, Inc. 22,765
35,500 Singapore Exchange, Ltd. 228,636
3,799 SLM Corporation 27,315
9,145 Spirit of Texas Bancshares, Inc.
a
94,559
386 Starwood Property Trust, Inc. 3,957
93,507 Sun Life Financial, Inc. 3,007,931
5,275 SVB Financial Group
a
796,947
9,969 Swiss Life Holding AG 3,346,056
21,454 Synovus Financial Corporation 376,732
3,907 T. Rowe Price Group, Inc. 381,519
288 TCF Financial Corporation 6,526
1,625 Territorial Bancorp, Inc. 39,894
4,745 TMX Group, Ltd. 353,254
5,818 Topdanmark AS 233,457
161,396 Toronto-Dominion Bank 6,861,595
6,550 TPG RE Finance Trust, Inc. 35,960
3,553 TriCo Bancshares 105,950
13,000 TrustCo Bank Corporation 70,330
52,546 U.S. Bancorp 1,810,210
282 UMB Financial Corporation 13,079
2,378 Umpqua Holdings Corporation 25,920
632 Univest Financial Corporation 10,314
40 Virtus Investment Partners, Inc. 3,044
2,302 Washington Trust Bancorp, Inc. 84,161
15,041 Webster Financial Corporation 344,439
3,131 WesBanco, Inc. 74,205
503 Westamerica Bancorporation 29,566
3,375 Western Alliance Bancorp 103,309
16,900 Wintrust Financial Corporation 555,334
50,229 Zions Bancorporations NA 1,344,128
Total 111,873,750
Shares Common Stock (80.8%) Value
Health Care (13.1%)
458 Acceleron Pharma, Inc.
a
$ 41,160
7,009 ADMA Biologics, Inc.
a
20,186
3,352 Aduro Biotech, Inc.
a
9,184
7,118 Aerie Pharmaceuticals, Inc.
a
96,093
3,001 Agenus, Inc.
a
7,352
3,924 Agile Therapeutics, Inc.
a
7,299
8,280 Agilent Technologies, Inc. 593,014
11,035 Agios Pharmaceuticals, Inc.
a
391,522
2,025 Akebia Therapeutics, Inc.
a
15,349
1,564 Alexion Pharmaceuticals, Inc.
a
140,432
3,498 Alkermes plc
a
50,441
2,654 AmerisourceBergen Corporation 234,879
3,714 AnaptysBio, Inc.
a
52,479
2,782 Anavex Life Sciences Corporation
a
8,763
2,636 Arena Pharmaceuticals, Inc.
a
110,712
905 Argenx SE ADR
a
119,216
897 Assembly Biosciences, Inc.
a
13,303
1,918 Atara Biotherapeutics, Inc.
a
16,322
798 Athenex, Inc.
a
6,177
88 Atrion Corporation 57,200
516 AVROBIO, Inc.
a
8,029
19,062 Axonics Modulation Technologies,
Inc.
a
484,365
433 Axsome Therapeutics, Inc.
a
25,473
6,463 Biogen, Inc.
a
2,044,764
3,939 Biohaven Pharmaceutical Holding
Company, Ltd.
a
134,044
3,953 BioMarin Pharmaceutical, Inc.
a
334,028
1,577 Bio-Rad Laboratories, Inc.
a
552,833
7,074 Bio-Techne Corporation 1,341,372
1,514 Bluebird Bio, Inc.
a
69,583
295 Blueprint Medicines Corporation
a
17,252
687 Bruker Corporation 24,636
25,934 Catalent, Inc.
a
1,347,271
46,130 Centene Corporation
a
2,740,583
3,204 Charles River Laboratories
International, Inc.
a
404,377
859 Chemed Corporation 372,119
11,646 Cigna Holding Company 2,063,438
2,250 Clovis Oncology, Inc.
a
14,310
3,660 Community Health Systems, Inc.
a
12,224
8,503 CryoLife, Inc.
a
143,871
31,981 CSL, Ltd. 5,797,255
56,220 CVS Health Corporation 3,335,533
1,777 CytomX Therapeutics, Inc.
a
13,630
480 Deciphera Pharmaceuticals, Inc.
a
19,762
4,409 Dexcom, Inc.
a
1,187,211
5,124 Dynavax Technologies Corporation
a
18,088
14,221 Edwards Lifesciences Corporation
a
2,682,365
1,515 Encompass Health Corporation 97,005
5,949 Endo International plc
a
22,011
19,644 Gilead Sciences, Inc. 1,468,585
338,305 GlaxoSmithKline plc 6,347,997
506 Global Blood Therapeutics, Inc.
a
25,852
38,879 Grifols SA 1,300,791
17,783 Guardant Health, Inc.
a
1,237,697
11,914 Halozyme Therapeutics, Inc.
a
214,333
11,420 HCA Healthcare, Inc. 1,026,087
845 HealthStream, Inc.
a
20,238
5,583 Hill-Rom Holdings, Inc. 561,650
7,222 Humana, Inc. 2,267,852
12,656 ImmunoGen, Inc.
a
43,157
5,542 Immunomedics, Inc.
a
74,706
1,301 Insmed, Inc.
a
20,855
8,441 Inspire Medical Systems, Inc.
a
508,823
2,870 Insulet Corporation
a
475,502

Global Stock Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (80.8%) Value
Health Care (13.1%) - continued
522 Intra-Cellular Therapies, Inc.
a
$ 8,023
7,743 Intuitive Surgical, Inc.
a
3,834,411
1,181 Invitae Corporation
a
16,144
1,790 Iovance Biotherapeutics, Inc.
a
53,584
35,315 Johnson & Johnson 4,630,856
4,052 Kadmon Holdings, Inc.
a
16,978
7,000 KYORIN Holdings, Inc. 142,943
1,060 Laboratory Corporation of America
Holdings
a
133,973
10,956 LHC Group, Inc.
a
1,536,031
2,203 Ligand Pharmaceuticals, Inc.
a
160,202
2,275 LNA Sante 95,031
1,906 MacroGenics, Inc.
a
11,093
42,030 Medtronic plc 3,790,265
61,839 Merck & Company, Inc. 4,757,893
1,177 Mersana Therapeutics, Inc.
a
6,862
1,078 Mesa Laboratories, Inc. 243,725
186 Mirati Therapeutics, Inc.
a
14,298
2,651 Molina Healthcare, Inc.
a
370,371
497 Momenta Pharmaceuticals, Inc.
a
13,518
2,070 Myovant Sciences, Ltd.
a
15,628
1,115 Myriad Genetics, Inc.
a
15,956
14,595 Natera, Inc.
a
435,807
4,471 National Healthcare Corporation 320,705
4,367 Nektar Therapeutics
a
77,951
3,481 Neurocrine Biosciences, Inc.
a
301,281
3,303 Nevro Corporation
a
330,234
119,009 Novartis AG 9,818,104
115,385 Novo Nordisk AS 6,890,341
24,569 Optinose, Inc.
a
110,315
1,979 Orthifix Medical, Inc.
a
55,432
53,193 Pfizer, Inc. 1,736,220
1,468 Portola Pharmaceuticals, Inc.
a
10,467
3,663 PRA Health Sciences, Inc.
a
304,176
1,687 Precision BioSciences, Inc.
a
10,173
1,014 Prothena Corporation plc
a
10,850
1,474 Puma Biotechnology, Inc.
a
12,441
1,156 Quest Diagnostics, Inc. 92,827
528 Reata Pharmaceuticals, Inc.
a
76,212
44,622 Recordati SPA 1,880,044
4,475 Repligen Corporation
a
432,016
3,673 ResMed, Inc. 540,996
4,555 Rite Aid Corporation
a
68,325
31,350 Roche Holding AG 10,086,612
1,873 Sage Therapeutics, Inc.
a
53,793
1,967 Sarepta Therapeutics, Inc.
a
192,412
381 Siegfried Holding AG 153,331
10,260 Silk Road Medical, Inc.
a
322,985
9,250 Sonova Holding AG 1,649,408
6,910 Spectrum Pharmaceuticals, Inc.
a
16,100
446 Surmodics, Inc.
a
14,861
11,430 Tactile Systems Technology, Inc.
a
459,029
24,100 Takeda Pharmaceutical Company,
Ltd. 733,799
4,133 Teleflex, Inc. 1,210,390
4,742 Tenet Healthcare Corporation
a
68,285
11,060 Thermo Fisher Scientific, Inc. 3,136,616
1,795 Tilray, Inc.
a
12,350
3,500 Tsumura & Company 89,251
966 U.S. Physical Therapy, Inc. 66,654
1,662 United Therapeutics Corporation
a
157,599
1,912 Varian Medical Systems, Inc.
a
196,286
22,190 Veeva Systems, Inc.
a
3,469,850
17,657 Vertex Pharmaceuticals, Inc.
a
4,201,483
2,944 Viking Therapeutics, Inc.
a
13,778
1,217 Waters Corporation
a
221,555
Shares Common Stock (80.8%) Value
Health Care (13.1%) - continued
1,009 West Pharmaceutical Services, Inc. $ 153,620
18,598 Wright Medical Group NV
a
532,833
6,422 Zimmer Biomet Holdings, Inc. 649,136
43,013 Zoetis, Inc. 5,062,200
Total 119,199,558
Industrials (10.9%)
7,450 A.O. Smith Corporation 281,684
35,561 Aalberts NV 851,957
1,993 AECOM
a
59,491
2,476 Aegion Corporation
a
44,395
9,606 Aerojet Rocketdyne Holdings, Inc.
a
401,819
2,098 Aeroports de Paris SA 202,680
12,884 Altra Industrial Motion Corporation 225,341
4,816 American Airlines Group, Inc. 58,707
5,458 AMETEK, Inc. 393,085
7,240 ASGN, Inc.
a
255,717
68,484 Assa Abloy AB 1,278,508
2,493 Atlas Air Worldwide Holdings, Inc.
a
63,995
93,589 Atlas Copco AB, Class A 3,112,233
36,735 Atlas Copco AB, Class B 1,068,597
2,315 Avis Budget Group, Inc.
a
32,178
12,803 AZZ, Inc. 360,020
991 Bloom Energy Corporation
a
5,183
11,797 Boeing Company 1,759,405
10,293 BWX Technologies, Inc. 501,372
772 Carlisle Companies, Inc. 96,716
9,899 Casella Waste Systems, Inc.
a
386,655
17,804 CBIZ, Inc.
a
372,460
7,208 Chart Industries, Inc.
a
208,888
15,805 CIA De Distribucion Integral 253,713
179 Columbus McKinnon Corporation 4,475
2,225 Cornerstone Building Brands, Inc.
a
10,146
1,954 CRA International, Inc. 65,283
11,880 Crane Company 584,258
6,284 CSW Industrials, Inc. 407,517
17,438 CSX Corporation 999,197
7,078 Curtiss-Wright Corporation 654,078
49,430 Delta Air Lines, Inc. 1,410,238
1,593 Douglas Dynamics, Inc. 56,567
13,739 EMCOR Group, Inc. 842,475
6,453 Expeditors International of
Washington, Inc. 430,544
10,707 Fluor Corporation 73,985
9,775 Forrester Research, Inc.
a
285,723
5,257 FuelCell Energy, Inc.
a
7,938
2,553 Geberit AG 1,118,672
11,399 General Dynamics Corporation 1,508,202
3,819 Gorman-Rupp Company 119,191
22,400 GS Yuasa Corporation 299,772
197,964 GWA Group, Ltd.
c
317,399
22,700 Hanwa Company, Ltd. 351,483
1,513 Heico Corporation 112,885
480 Herc Holdings, Inc.
a
9,821
75,900 Hino Motors, Ltd. 404,787
41,916 Honeywell International, Inc. 5,607,942
4,892 Hubbell, Inc. 561,308
1,257 ICF International, Inc. 86,356
9,172 IDEX Corporation 1,266,745
50,000 Inaba Denki Sangyo Company, Ltd. 1,062,325
13,598 Ingersoll - Rand, Inc.
a
337,230
1,285 Interface, Inc. 9,715
4,265 John Bean Technologies Corporation 316,762
39,875 Johnson Controls International plc 1,075,030
7,800 Kansas City Southern 992,004
68,100 Kinden Corporation 1,002,053

Global Stock Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (80.8%) Value
Industrials (10.9%) - continued
60,017 Koninklijke Philips NV $ 2,464,142
66,636 Legrand SA 4,297,864
12,562 Lincoln Electric Holdings, Inc. 866,778
8,727 Lockheed Martin Corporation 2,958,017
3,334 Manpower, Inc. 176,669
404,800 Marubeni Corporation 2,009,048
1,754 Masonite International Corporation
a
83,227
3,159 Mercury Systems, Inc.
a
225,363
19,887 Meritor, Inc.
a
263,503
206,100 Mitsubishi Corporation 4,359,476
19,000 Mitsuboshi Belting, Ltd. 212,136
308,400 Mitsui & Company, Ltd. 4,281,735
2,489 MSC Industrial Direct Company, Inc. 136,820
76,893 National Express Group plc 194,695
63,600 Nitto Kogyo Corporation 1,010,093
32,771 Nobina AB
b
177,083
3,780 Nordson Corporation 510,565
12,535 Norfolk Southern Corporation 1,830,110
5,115 Old Dominion Freight Line, Inc. 671,395
103,241 PageGroup plc 463,505
12,972 Parker-Hannifin Corporation 1,682,858
23,378 Redde Northgate plc 40,196
5,254 Regal-Beloit Corporation 330,739
217,191 RELX plc 4,635,375
693 Republic Services, Inc. 52,017
4,996 Resideo Technologies, Inc.
a
24,181
16,365 Ritchie Brothers Auctioneers, Inc. 559,356
1,223 Rockwell Automation, Inc. 184,563
2,628 Roper Industries, Inc. 819,437
3,546 Ryder System, Inc. 93,756
4,846 Saia, Inc.
a
356,375
48,968 Sandvik AB 688,818
26,000 Sanwa Holdings Corporation 201,916
45,912 Schneider Electric SE 3,880,619
76,184 Signify NV
b
1,476,465
4,192 SiteOne Landscape Supply, Inc.
a
308,615
93,844 SKF AB 1,278,828
1,380,400 Sojitz Corporation 3,236,548
13,303 Southwest Airlines Company 473,720
803 SP Plus Corporation
a
16,662
10,170 Spirax-Sarco Engineering plc 1,020,994
990 Spirit Airlines, Inc.
a
12,761
781 SPX FLOW, Inc.
a
22,196
10,928 Standex International Corporation 535,691
208,500 Sumitomo Corporation 2,377,785
9,200 Taikisha, Ltd. 264,570
1,075 Teledyne Technologies, Inc.
a
319,565
1,445 Thermon Group Holdings, Inc.
a
21,776
25,300 Toppan Forms Company, Ltd. 225,466
15,411 Trane Technologies plc 1,272,794
18,207 Transcontinental, Inc.
c
161,590
820 TransDigm Group, Inc. 262,556
1,831 Trex Company, Inc.
a
146,736
14,339 TriMas Corporation
a
331,231
19,800 Tsubakimoto Chain Company 447,231
1,464 UniFirst Corporation 221,196
7,372 United Rentals, Inc.
a
758,579
33,865 United Technologies Corporation 3,194,485
8,001 Valmont Industries, Inc. 847,946
7,053 Verisk Analytics, Inc. 983,047
15,138 Vinci SA 1,236,917
7,747 Waste Connections, Inc. 600,392
2,730 Watsco, Inc. 431,422
18,837 Willdan Group, Inc.
a
402,547
3,340 XPO Logistics, Inc.
a
162,825
Shares Common Stock (80.8%) Value
Industrials (10.9%) - continued
11,700 Yuasa Trading Company, Ltd. $ 307,802
Total 98,770,273
Information Technology (16.2%)
11,279 Adobe, Inc.
a
3,589,429
1,697 ADTRAN, Inc. 13,033
12,495 Advanced Micro Devices, Inc.
a
568,273
4,372 Akamai Technologies, Inc.
a
399,994
4,130 Alteryx, Inc.
a
393,052
67,384 Amadeus IT Holding SA 3,171,691
2,283 American Software, Inc. 32,441
10,134 Amphenol Corporation 738,566
570 ANSYS, Inc.
a
132,508
59,320 Apple, Inc. 15,084,483
1,517 ASM International NV 154,343
13,867 ASML Holding NV 3,655,550
3,404 Atlassian Corporation plc
a
467,233
9,635 Avalara, Inc.
a
718,771
2,218 Avnet, Inc. 55,672
11,757 Bandwidth, Inc.
a
791,128
44,890 BE Semiconductor Industries NV 1,374,840
9,455 Benchmark Electronics, Inc. 189,005
7,143 Blackline, Inc.
a
375,793
1,611 Broadridge Financial Solutions, Inc. 152,771
528 CACI International, Inc.
a
111,487
26,900 Canon, Inc. 584,562
16,048 CDK Global, Inc. 527,177
2,348 CDW Corporation 218,998
246 CEVA, Inc.
a
6,133
89,176 CGI, Inc.
a
4,827,911
8,612 Ciena Corporation
a
342,844
180,286 Cisco Systems, Inc. 7,087,043
9,384 Cognex Corporation 396,192
3,727 CommScope Holding Company, Inc.
a
33,953
102,854 Computershare, Ltd. 615,719
10,897 Coupa Software, Inc.
a
1,522,638
1,173 Cree, Inc.
a
41,595
6,554 CTS Corporation 163,129
8,869 Descartes Systems Group, Inc.
a
305,005
7,324 Dialog Semiconductor plc
a
190,373
13,705 DocuSign, Inc.
a
1,266,342
20,583 Dolby Laboratories, Inc. 1,115,804
1,463 DSP Group, Inc.
a
19,604
10,122 Elastic NV
a
564,909
3,464 ePlus, Inc.
a
216,916
4,842 Euronet Worldwide, Inc.
a
415,056
4,175 ExlService Holdings, Inc.
a
217,225
976 eXp World Holdings, Inc.
a
8,257
4,583 F5 Networks, Inc.
a
488,685
393 Fair Isaac Corporation
a
120,922
10,636 Five9, Inc.
a
813,229
456 FLIR Systems, Inc. 14,542
23,900 Fuji Soft, Inc. 767,283
6,115 Global Payments, Inc. 881,966
10,638 Guidewire Software, Inc.
a
843,700
180,228 Halma plc 4,232,835
4,550 Infineon Technologies AG 65,683
2,295 Inphi Corporation
a
181,695
2,033 InterDigital, Inc. 90,733
12,152 Intuit, Inc. 2,794,960
1,067 Jack Henry & Associates, Inc. 165,641
4,898 Juniper Networks, Inc. 93,748
1,151 Kulicke and Soffa Industries, Inc. 24,021
2,507 Lam Research Corporation 601,680
15,652 Lattice Semiconductor Corporation
a
278,919
467 Littelfuse, Inc. 62,307

Global Stock Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (80.8%) Value
Information Technology (16.2%) - continued
1,813 ManTech International Corporation $ 131,751
29,277 MasterCard, Inc. 7,072,152
6,973 Maxim Integrated Products, Inc. 338,958
8,209 Methode Electronics, Inc. 216,964
145,741 Microsoft Corporation 22,984,813
3,993 MicroStrategy, Inc.
a
471,573
5,781 MKS Instruments, Inc. 470,862
5,470 MoneyGram International, Inc.
a
7,166
13,422 Monolithic Power Systems, Inc. 2,247,648
4,021 MTS Systems Corporation 90,472
2,288 National Instruments Corporation 75,687
33,400 NEC Networks & System Integration
Corporation 1,353,895
212 NetApp, Inc. 8,838
3,943 Nice, Ltd. ADR
a
566,057
7,878 Nova Measuring Instruments, Ltd.
a
257,217
4,076 Novanta, Inc.
a
325,591
17,436 NVIDIA Corporation 4,596,130
22,838 Oracle Corporation 1,103,761
3,300 Oracle Corporation Japan 287,836
4,606 Palo Alto Networks, Inc.
a
755,200
40,347 PayPal Holdings, Inc.
a
3,862,822
1,529 Progress Software Corporation 48,928
4,194 Proofpoint, Inc.
a
430,262
7,933 Q2 Holdings, Inc.
a
468,523
3,580 QAD, Inc. 142,949
18,472 QUALCOMM, Inc. 1,249,631
1,682 Rogers Corporation
a
158,814
1,167 Rubicon Project, Inc.
a
6,477
12,500 Ryoyo Electro Corporation
c
238,019
21,690 SailPoint Technologies Holdings, Inc.
a
330,122
13,077 Salesforce.com, Inc.
a
1,882,826
1,666 Samsung Electronics Company, Ltd.
GDR 1,647,903
2,413 SAP SE 269,407
3,580 ScanSource, Inc.
a
76,576
19,487 ServiceNow, Inc.
a
5,584,584
1,965 Silicon Laboratories, Inc.
a
167,831
46,036 Square, Inc.
a
2,411,366
22,645 STMicroelectronics NV ADR 483,924
550 Sykes Enterprises, Inc.
a
14,916
5,494 Synopsys, Inc.
a
707,572
4,789 TE Connectivity, Ltd. 301,611
45,272 Texas Instruments, Inc. 4,524,031
2,789 Tyler Technologies, Inc.
a
827,106
725 Unisys Corporation
a
8,954
2,243 VeriSign, Inc.
a
403,942
8,731 Virtusa Corporation
a
247,960
57,274 Visa, Inc. 9,227,987
7,290 VMware, Inc.
a
882,819
3,088 WEX, Inc.
a
322,850
631 Wirecard AG 71,095
3,120 Xilinx, Inc. 243,173
11,459 Zscaler, Inc.
a
697,395
Total 146,684,943
Materials (3.5%)
3,891 AdvanSix, Inc.
a
37,120
85,900 Air Water, Inc. 1,176,386
12,796 Anglo American plc 224,232
3,686 AptarGroup, Inc. 366,904
40,524 Arcelor Mittal 382,565
1,438 Avery Dennison Corporation 146,489
116 Balchem Corporation 11,451
2,713 Cabot Corporation 70,864
3,984 Celanese Corporation 292,386
Shares Common Stock (80.8%) Value
Materials (3.5%) - continued
42,779 CF Industries Holdings, Inc. $ 1,163,589
11,328 Chemours Company 100,479
15,025 Coeur Mining, Inc.
a
48,230
42,643 Eastman Chemical Company 1,986,311
13,632 Ecolab, Inc. 2,124,275
1,978 Eramet SA 61,913
1,630 Ferro Corporation
a
15,257
54,404 First Majestic Silver Corporation
a
336,761
133,455 Gold Road Resources, Ltd.
a
113,450
65,042 Granges AB 319,546
11,164 Hecla Mining Company 20,318
100,450 Hexpol AB 593,490
42,328 Hochschild Mining plc 55,311
16,300 Hokuetsu Corporation 60,861
117,717 IAMGOLD Corporation
a
268,395
2,694 Ingevity Corporation
a
94,829
6,263 Innospec, Inc. 435,216
7,470 Kaiser Aluminum Corporation 517,522
7,728 Kirkland Lake Gold, Ltd. 227,617
36,334 Koninklijke DSM NV 4,087,174
3,853 Kraton Performance Polymers, Inc.
a
31,209
58,500 Kyoei Steel, Ltd. 671,985
10,700 Lintec Corporation 223,937
16,239 Louisiana-Pacific Corporation 278,986
6,897 MAG Silver Corporation
a
53,223
3,608 Martin Marietta Materials, Inc. 682,742
5,336 Materion Corporation 186,813
3,571 Minerals Technologies, Inc. 129,484
9,119 Myers Industries, Inc. 98,029
6,181 Neenah, Inc. 266,587
112,900 Nippon Light Metal Holdings
Company, Ltd. 175,783
312,500 Nippon Steel Corporation 2,663,848
18,723 Northern Star Resources, Ltd. 121,288
27,696 Nucor Corporation 997,610
14,998 Nutanix, Inc.
a
236,968
2,238 O-I Glass, Inc. 15,912
4,122 Olin Corporation 48,104
1,133 Olympic Steel, Inc. 11,727
4,614 PPG Industries, Inc. 385,730
238 Quaker Chemical Corporation 30,055
103,027 Ramelius Resources, Ltd. 63,292
1,634 Reliance Steel & Aluminum Company 143,122
213,139 Resolute Mining, Ltd.
a
105,682
9,862 Rio Tinto, Ltd. 508,086
1,033 RPM International, Inc. 61,463
5,792 Ryerson Holding Corporation
a
30,813
142,577 Sandfire Resources, Ltd. 285,696
3,400 Sanyo Special Steel Company, Ltd. 30,377
198 Schnitzer Steel Industries, Inc. 2,582
368 Sensient Technologies Corporation 16,012
52,522 St Barbara, Ltd. 69,348
17,299 Steel Dynamics, Inc. 389,919
467,200 Sumitomo Chemical Company, Ltd. 1,380,322
9,300 Taiyo Holdings Company, Ltd. 347,874
43,700 Toagosei Company, Ltd. 378,312
539,300 Toray Industries, Inc. 2,334,377
37,100 Ube Industries, Ltd. 565,949
11,622 United States Steel Corporation 73,335
78,067 UPM-Kymmene Oyj
c
2,128,649
783 W. R. Grace & Company 27,875
1,165 Worthington Industries, Inc. 30,581
Total 31,622,627
Real Estate (4.0%)
18,816 Agree Realty Corporation 1,164,710

Global Stock Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (80.8%) Value
Real Estate (4.0%) - continued
33,676 Allied Properties REIT $ 1,070,606
35,051 Alstria Office REIT AG 503,016
30,628 American Campus Communities, Inc. 849,927
13,481 American Tower Corporation 2,935,488
7,961 Apartment Investment &
Management Company 279,829
646 Ares Commercial Real Estate
Corporation 4,516
5,133 Armada Hoffler Properties, Inc. 54,923
645,632 Ascendas REIT 1,278,360
84,300 Ascott Trust 46,487
17,028 Ashford Hospitality Trust, Inc. 12,587
3,435 AvalonBay Communities, Inc. 505,529
1,465 BBX Capital Corporation 3,384
86 Bluerock Residential Growth REIT,
Inc. 479
4,601 Camden Property Trust 364,583
52,168 Castellum AB 879,576
15,582 CBL & Associates Properties, Inc.
a
3,118
18,556 Cedar Realty Trust, Inc. 17,315
24,823 Choice Properties REIT 227,893
2,630 City Office REIT, Inc. 19,015
1,221 Cofinimmo SA 158,572
2,617 Colony Credit Real Estate, Inc. 10,311
2,984 Columbia Property Trust, Inc. 37,300
2,204 Corepoint Lodging, Inc. 8,640
2,120 CoreSite Realty Corporation 245,708
1,871 CoStar Group, Inc.
a
1,098,670
30,100 Daito Trust Construction Company,
Ltd. 2,795,191
12,696 DiamondRock Hospitality Company 64,496
11,684 Diversified Healthcare Trust 42,413
675 Douglas Emmett, Inc. 20,594
595 EastGroup Properties, Inc. 62,166
12,877 Entra ASA
b
153,815
2,151 EPR Properties 52,097
470 Equity Lifestyle Properties, Inc. 27,016
22,048 Essential Properties Realty Trust, Inc. 287,947
109 Essex Property Trust, Inc. 24,006
2,915 Farmland Partners, Inc. 17,694
16,797 First Industrial Realty Trust, Inc. 558,164
5,890 Four Corners Property Trust, Inc. 110,202
2,211 Franklin Street Properties
Corporation 12,669
4,275 Gaming and Leisure Properties, Inc. 118,460
850 Getty Realty Corporation 20,179
49,244 Granite REIT 2,034,075
3,909 Healthcare Realty Trust, Inc. 109,178
5,155 Healthcare Trust of America, Inc. 125,163
55,388 Host Hotels & Resorts, Inc. 611,484
1,493 Hudson Pacific Properties, Inc. 37,862
102,000 Hysan Development Company, Ltd. 329,399
4,649 Industrial Logistics Properties Trust 81,543
1,775 Innovative Industrial Properties, Inc. 134,776
1,365 Investors Real Estate Trust 75,075
2,581 Japan Hotel REIT Investment
Corporation 753,442
2,475 Jones Lang LaSalle, Inc. 249,925
16,818 Kilroy Realty Corporation 1,071,307
6,902 Kite Realty Group Trust 65,362
8,861 Kungsleden AB 66,655
1,428 Lamar Advertising Company 73,228
3,796 Lexington Realty Trust 37,694
7,386 Macerich Company 41,583
166,500 Mapletree Commercial Trust 213,549
23,025 Medical Properties Trust, Inc. 398,102
Shares Common Stock (80.8%) Value
Real Estate (4.0%) - continued
591 National Health Investors, Inc. $ 29,266
9,506 National Retail Properties, Inc. 305,998
31,353 National Storage Affiliates Trust 928,049
2,528 New Residential Investment
Corporation 12,665
2,342 One Liberty Properties, Inc. 32,624
2,821 Pebblebrook Hotel Trust 30,721
2,373 Physicians Realty Trust 33,080
1,796 PotlatchDeltic Corporation 56,376
4,879 Preferred Apartment Communities,
Inc. 35,031
1,034 PS Business Parks, Inc. 140,128
33,919 PSP Swiss Property AG 4,241,543
2,948 QTS Realty Trust, Inc. 171,013
67,259 Quebecor, Inc. 1,486,838
9,904 Retail Properties of America, Inc. 51,204
5,886 Rexford Industrial Realty, Inc. 241,385
18,528 RioCan REIT 212,362
377 RMR Group, Inc. 10,168
115,000 Road King Infrastructure, Ltd. 172,709
3,356 RPT Realty 20,237
12,288 Sabra Health Care REIT, Inc. 134,185
3,260 SBA Communications Corporation 880,102
23,938 Service Properties Trust 129,265
3,738 Spirit Realty Capital, Inc. 97,749
1,255 STAG Industrial, Inc. 28,263
6,129 Store Capital Corporation 111,057
1,867 Summit Hotel Properties, Inc. 7,879
13,369 Swiss Prime Site AG 1,301,211
108,665 TAG Immobilien AG 2,137,062
3,003 Taubman Centers, Inc. 125,766
4,819 UDR, Inc. 176,086
2,379 UMH Properties, Inc. 25,836
13,949 Uniti Group, Inc. 84,112
100 Universal Health Realty Income Trust 10,081
1,143 Urstadt Biddle Properties, Inc. 16,116
5,635 Washington Prime Group, Inc. 4,537
269,300 Wing Tai Holdings, Ltd. 293,475
Total 36,431,232
Utilities (1.2%)
24,730 AGL Energy, Ltd. 258,808
1,197 ALLETE, Inc. 72,634
2,650 Artesian Resources Corporation 99,057
1,115 Black Hills Corporation 71,393
675 Chesapeake Utilities Corporation 57,854
2,531 Consolidated Water Company, Ltd. 41,508
1,429 DTE Energy Company 135,712
69,492 Enagas SA 1,370,884
381,764 Enel SPA 2,633,351
1,080 Essential Utilities, Inc 43,956
90,629 Exelon Corporation 3,336,054
20,922 FirstEnergy Corporation 838,345
1,813 IDACORP, Inc. 159,163
407 Middlesex Water Company 24,469
1,097 National Fuel Gas Company 40,907
4,591 New Jersey Resources Corporation 155,956
17,793 Northland Power, Inc. 355,152
4,476 OGE Energy Corporation 137,547
1,347 Otter Tail Corporation 59,888
5,211 PNM Resources, Inc. 198,018
296 SJW Group 17,100
2,109 Southwest Gas Holdings, Inc. 146,702
366 Spire, Inc. 27,260
3,903 UGI Corporation 104,093
1,118 Unitil Corporation 58,494

Global Stock Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (80.8%) Value
Utilities (1.2%) - continued
5,113 Verbund AG $ 184,407
Total 10,628,712
Total Common Stock
(cost $762,490,001) 732,713,517
Shares
Registered Investment Companies
( 3.2% ) Value
Unaffiliated  (2.3%)
394,760 iShares Russell Mid Cap ETF 17,041,789
12,825 SPDR S&P 500 ETF Trust 3,305,644
4,132 SPDR S&P Biotech ETF 319,982
Total 20,667,415
Affiliated  (0.9%)
1,074,567 Thrivent Core Emerging Markets
Equity Fund
a
8,403,114
Total 8,403,114
Total Registered Investment
Companies (cost $36,381,324) 29,070,529
Shares
Collateral Held for Securities Loaned
( 0.5% ) Value
4,749,008 Thrivent Cash Management Trust 4,749,008
Total Collateral Held for Securities
Loaned
(cost $4,749,008) 4,749,008
Shares or
Principal
Amount Short-Term Investments ( 15.8% ) Value
Federal Home Loan Bank Discount
Notes
500,000 1.540%, 4/8/2020
d,e
499,993
6,000,000 1.520%, 4/15/2020
d,e
5,999,837
200,000 1.560%, 4/23/2020
d,e
199,992
300,000 1.285%, 5/5/2020
d,e
299,980
800,000 0.900%, 5/7/2020
d,e
799,944
200,000 0.720%, 5/8/2020
d,e
199,986
11,500,000 1.272%, 5/12/2020
d,e
11,499,083
6,600,000 0.500%, 5/13/2020
d,e
6,599,461
3,900,000 0.392%, 5/19/2020
d,e
3,899,636
2,100,000 0.150%, 5/20/2020
d,e
2,099,800
300,000 0.000%, 5/28/2020
e
299,967
400,000 0.150%, 6/4/2020
d,e
399,950
1,100,000 0.500%, 6/9/2020
d,e
1,099,852
1,600,000 0.530%, 6/12/2020
d,e
1,599,776
4,000,000 0.150%, 6/23/2020
d,e
3,999,354
1,600,000 0.004%, 7/7/2020
d,e
1,599,612
Thrivent Core Short-Term Reserve
Fund
10,256,951 1.570% 102,364,376
Total Short-Term Investments (cost
$143,538,554) 143,460,599
Total Investments (cost
$947,158,887) 100.3% $909,993,653
Other Assets and Liabilities, Net
(0.3%) (2,824,457)
Total Net Assets 100.0% $907,169,196
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities Act of
1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other
qualified institutional buyers. As of March 31, 2020, the value of these investments was $8,557,399 or 0.9% of total net assets.
c All or a portion of the security is on loan.
d The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
e All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Global Stock Portfolio as of
March 31, 2020:
Securities Lending Transactions
Common Stock $ 4,672,419
Total lending $4,672,419
Gross amount payable upon return of
collateral for securities loaned $4,749,008
Net amounts due to counterparty $76,589
Definitions:
ADR - American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S.
depository bank.
ETF - Exchange Traded Fund
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
SPDR - S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by
State Street Global Advisors.

Global Stock Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2020, in valuing Global Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 50,586,506 39,276,251 11,310,255 –
Consumer Discretionary 76,545,384 57,535,094 19,010,290 –
Consumer Staples 29,427,520 11,314,986 18,112,534 –
Energy 20,943,012 10,333,594 10,609,418 –
Financials 111,873,750 57,358,081 54,515,669 –
Health Care 119,199,558 74,214,651 44,984,907 –
Industrials 98,770,273 46,495,197 52,275,076 –
Information Technology 146,684,943 123,175,998 23,508,945 –
Materials 31,622,627 12,212,054 19,410,573 –
Real Estate 36,431,232 16,075,396 20,355,836 –
Utilities 10,628,712 5,826,110 4,802,602 –
Registered Investment Companies
Unaffiliated 20,667,415 20,667,415 – –
Short-Term Investments 41,096,223 – 41,096,223 –
Subtotal Investments in Securities $794,477,155 $474,484,827 $319,992,328 $–
Other Investments  * Total
Affiliated Short-Term Investments 102,364,376
Affiliated Registered Investment Companies 8,403,114
Collateral Held for Securities Loaned 4,749,008
Subtotal Other Investments $115,516,498
Total Investments at Value $909,993,653
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 6,139,085 6,139,085 – –
Total Asset Derivatives $6,139,085 $6,139,085 $– $–
Liability Derivatives
Futures Contracts 10,474,165 10,474,165 – –
Total Liability Derivatives $10,474,165 $10,474,165 $– $–

Global Stock Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Global Stock Portfolio's futures contracts held as of March 31, 2020. Investments and/or cash totaling $40,496,272 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini S&P 500 Index 642 June 2020 $ 84,144,356 ( $ 1,656,986)
CME Euro Foreign Exchange Currency 499 June 2020 70,585,815 (1,664,559)
Eurex Euro STOXX 50 Index 2,336 June 2020 63,629,174 6,139,085
ICE US mini MSCI Emerging Markets Index 1,396 June 2020 59,576,973 (742,553)
Total Futures Long Contracts $ 277,936,318 $ 2,074,987
CME E-mini Russell 2000 Index (433) June 2020 ( $ 24,017,059) ( $ 828,481)
ICE mini MSCI EAFE Index (709) June 2020 (49,695,599) (5,581,586)
Total Futures Short Contracts ( $ 73,712,658) ($6,410,067)
Total Futures Contracts $ 204,223,660 ($4,335,080)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the
Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Global Stock Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
3/31/2020
Shares Held at
3/31/2020
% of Net Assets
3/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $10,000 $– $8,403 1,075 0.9%
Total Affiliated Registered Investment Companies – 8,403 0.9
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.570% 181,119 97,620 176,186 102,364 10,257 11.3
Total Affiliated Short-Term Investments 181,119 102,364 11.3
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 3,577 15,548 14,376 4,749 4,749 0.5
Total Collateral Held for Securities Loaned 3,577 4,749 0.5
Total Value $184,696 $115,516
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 3/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $(1,597) – $–
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.570% (82) (107) – 737
Total Income/Non Income Cash from Affiliated Investments $737
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 9
Total Affiliated Income from Securities Loaned, Net $9
Total Value $(82) $(1,704) $–

Government Bond Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 99.9% ) Value
Asset-Backed Securities (1.3%)
Brazos Higher Education Authority,
Inc.
$ 219,496
2.644%,  (LIBOR 3M +
0.850%), 7/25/2029, Ser.
2011-2, Class A2
a
$ 218,219
Goodgreen
1,793,895
3.860%,  10/15/2054, Ser.
2019-1A, Class A
b
1,809,601
SLM Student Loan Trust
561,616
1.347%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
a
533,710
Total 2,561,530
Collateralized Mortgage Obligations (11.2%)
Federal Home Loan Mortgage
Corporation - REMIC
1,134,509
1.750%,  12/15/2042, Ser.
4141, Class KM 1,142,642
1,024,083
3.000%,  5/15/2045, Ser.
4631, Class PA 1,088,599
2,367,028
3.000%,  7/15/2046, Ser.
4750, Class PA 2,526,556
1,115,030
3.000%,  3/15/2047, Ser.
4734, Class JA 1,189,101
2,200,467
3.500%,  8/15/2047, Ser.
4860, Class CA 2,366,627
1,863,188
2.000%,  9/25/2049, Ser.
4906, Class KE 1,899,626
Federal National Mortgage
Association - REMIC
1,671,258
3.000%,  2/25/2040, Ser.
2018-13, Class EB 1,710,692
1,431,061
3.000%,  1/25/2043, Ser.
2013-114, Class AB 1,469,593
1,248,542
3.250%,  6/25/2043, Ser.
2013-60, Class PT 1,340,639
1,874,673
3.000%,  3/25/2046, Ser.
2016-66, Class PA 1,935,639
752,742
3.000%,  6/25/2046, Ser.
2017-58, Class P 806,679
1,153,325
3.500%,  12/25/2047, Ser.
2018-41, Class PB 1,211,958
GMAC Mortgage Corporation Loan
Trust
46,776
1.447%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
a,c
44,715
IndyMac Seconds Asset-Backed Trust
210,366
1.287%,  (LIBOR 1M +
0.340%), 10/25/2036, Ser.
2006-2B, Class A
a,c
102,862
Seasoned Credit Risk Transfer Trust
1,829,220
3.000%,  8/25/2056, Ser.
2017-2, Class HA
c
1,899,901
1,883,598
2.500%,  8/25/2059, Ser.
2020-1, Class MT
c
1,824,279
Wachovia Asset Securitization, Inc.
331,960
1.087%,  (LIBOR 1M + 0.140%),
7/25/2037, Ser. 2007-HE1,
Class A
a,b,c
298,445
Total 22,858,553
Principal
Amount Long-Term Fixed Income (99.9%) Value
Commercial Mortgage-Backed Securities (4.7%)
Federal Home Loan Mortgage
Corporation Multifamily Structured
Pass Through Certificates
$ 1,380,169
3.000%,  3/15/2045, Ser.
4741, Class GA $ 1,454,247
Federal National Mortgage
Association - ACES
1,238,371
3.560%,  9/25/2021, Ser.
2018-M5, Class A2
a
1,254,822
1,500,000
3.346%,  3/25/2024, Ser.
2014-M4, Class A2
a
1,595,101
1,250,000
2.961%,  2/25/2027, Ser.
2017-M7, Class A2
a
1,374,721
2,000,000
3.555%,  9/25/2028, Ser.
2019-M1, Class A2
a
2,280,861
FRESB Multifamily Mortgage Pass-
Through Trust
1,588,428
2.950%,  8/25/2027, Ser.
2017-SB40, Class A10F
a,c
1,649,596
Total 9,609,348
Energy (0.1%)
Petroleos Mexicanos
165,000 2.378%,  4/15/2025 169,161
Total 169,161
Financials (2.6%)
HSBC Bank Canada
750,000 3.300%,  11/28/2021
b
769,045
Nationwide Building Society
750,000 1.700%,  2/13/2023
b
768,699
Oesterreichische Kontrollbank AG
2,000,000 2.875%,  9/7/2021 2,063,370
Preferred Term Securities XXIII, Ltd.
112,823
0.941%,  (LIBOR 3M +
0.200%), 12/22/2036
a,b
92,827
Santander UK plc
700,000 1.625%,  2/12/2023
b
718,448
Westpac Banking Corporation
750,000 2.000%,  1/16/2025
b
776,336
Total 5,188,725
Foreign Government (5.3%)
CPPIB Capital, Inc.
2,000,000 3.125%,  9/25/2023
b
2,157,522
Development Bank of Japan, Inc.
750,000 2.125%,  9/1/2022
b
775,700
Export Development Canada
2,000,000 2.500%,  1/24/2023 2,099,865
Jordan Government International
Bond
500,000 2.503%,  10/30/2020 505,757
Kommunalbanken AS
2,000,000 2.500%,  1/11/2023
b
2,105,046
Province of British Columbia Canada
1,550,000 1.750%,  9/27/2024 1,602,700
Province of Ontario Canada
1,000,000 3.400%,  10/17/2023 1,088,765
Province of Quebec
400,000 7.500%,  7/15/2023 484,018
Total 10,819,373

Government Bond Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.9%) Value
Mortgage-Backed Securities (26.8%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
$ 2,493,780 3.000%,  3/25/2050 $ 2,615,691
2,590,000 3.000%,  4/1/2050
d
2,716,617
1,816,495 3.500%,  7/1/2047
d
1,926,459
2,145,629 3.000%,  8/1/2047 2,262,975
Federal National Mortgage
Association
2,000,000 3.830%,  10/1/2028 2,284,989
1,620,900 3.500%,  10/1/2048 1,711,735
4,214,763 3.500%,  2/1/2049 4,446,728
1,830,886 3.500%,  8/1/2049 1,938,916
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
4,155,000 2.500%,  4/1/2035
d
4,311,299
5,800,000 2.000%,  5/1/2035
d
5,952,250
1,610,000 3.000%,  5/1/2035
d
1,681,573
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
12,600,000 2.500%,  5/1/2050
d
13,036,663
743 8.000%,  4/1/2030 910
2,781,416 4.000%,  7/1/2048 2,970,284
6,350,000 3.000%,  5/1/2049
d
6,649,376
Total 54,506,465
U.S. Government & Agencies (47.9%)
Federal Farm Credit Bank
400,000 2.210%,  8/1/2024 427,565
Federal Home Loan Bank
2,500,000 2.500%,  2/13/2024 2,693,051
Federal National Mortgage
Association
500,000 5.960%,  9/11/2028 687,266
Tennessee Valley Authority
1,625,000 5.250%,  9/15/2039 2,490,968
U.S. Treasury Bonds
1,375,000 2.250%,  11/15/2027 1,546,821
300,000 5.500%,  8/15/2028 419,871
1,500,000 5.250%,  11/15/2028 2,083,828
9,375,000 2.625%,  2/15/2029 10,962,158
4,660,000 1.500%,  2/15/2030 5,023,698
1,115,000 3.000%,  5/15/2042 1,496,844
4,180,000 2.500%,  5/15/2046 5,258,473
3,420,000 2.875%,  5/15/2049 4,670,304
U.S. Treasury Bonds, TIPS
2,091,400 0.500%,  1/15/2028 2,180,741
1,095,264 0.875%,  2/15/2047 1,303,982
U.S. Treasury Notes
360,000 1.375%,  9/30/2020 362,250
1,000,000 2.750%,  11/30/2020 1,017,305
600,000 1.875%,  12/15/2020 607,406
1,000,000 2.250%,  7/31/2021 1,027,266
5,095,000 1.125%,  8/31/2021 5,161,474
7,125,000 1.500%,  9/30/2021 7,261,934
8,000,000 1.125%,  2/28/2022 8,134,688
1,500,000 1.875%,  7/31/2022 1,555,840
225,000 2.000%,  11/30/2022 235,283
4,000,000 1.375%,  2/15/2023 4,126,875
275,000 2.750%,  7/31/2023 297,322
1,600,000 2.500%,  1/31/2024 1,732,438
250,000 2.125%,  7/31/2024 268,906
5,850,000 1.250%,  8/31/2024 6,081,715
Principal
Amount Long-Term Fixed Income (99.9%) Value
U.S. Government & Agencies (47.9%) - continued
$ 6,850,000 2.250%,  11/15/2024 $ 7,439,207
250,000 2.125%,  11/30/2024 270,283
5,300,000 1.375%,  1/31/2025 5,552,992
1,350,000 2.875%,  7/31/2025 1,523,918
2,625,000 2.625%,  1/31/2026 2,949,331
750,000 1.750%,  12/31/2026 810,234
Total 97,662,237
Total Long-Term Fixed Income
(cost $192,016,622) 203,375,392
Shares or
Principal
Amount Short-Term Investments ( 19.1% ) Value
Federal Home Loan Bank Discount
Notes
200,000 1.540%, 4/8/2020
e,f
199,997
400,000 0.500%, 5/12/2020
e,f
399,968
400,000 0.500%, 5/13/2020
e
399,967
100,000 0.150%, 5/20/2020
e,f
99,991
200,000 0.530%, 6/12/2020
e,f
199,972
200,000 0.150%, 6/23/2020
e,f
199,968
Thrivent Core Short-Term Reserve
Fund
3,749,469 1.570% 37,419,705
Total Short-Term Investments (cost
$38,959,926) 38,919,568
Total Investments (cost
$230,976,548) 119.0% $242,294,960
Other Assets and Liabilities, Net
(19.0%) (38,603,555)
Total Net Assets 100.0% $203,691,405
a Denotes variable rate securities. The rate shown is as of March
31, 2020. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by
security and the reference rate and spread are indicated in
their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current
market conditions.  These securities do not indicate a reference rate and spread in their description.
b Denotes securities sold under Rule 144A of the Securities Act of
1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other
qualified institutional buyers. As of March 31, 2020, the value of these investments was $10,271,669 or 5.0% of total net assets.
c All or a portion of the security is insured or guaranteed.
d Denotes investments purchased on a when-issued or delayed
delivery basis.
e The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
Definitions:
ACES - Alternative Credit Enhancement Securities
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
TIPS - Treasury Inflation Protected Security

Government Bond Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2020, in valuing Government Bond Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 2,561,530 – 2,561,530 –
Collateralized Mortgage Obligations 22,858,553 – 22,858,553 –
Commercial Mortgage-Backed Securities 9,609,348 – 9,609,348 –
Energy 169,161 – 169,161 –
Financials 5,188,725 – 5,188,725 –
Foreign Government 10,819,373 – 10,819,373 –
Mortgage-Backed Securities 54,506,465 – 54,506,465 –
U.S. Government & Agencies 97,662,237 – 97,662,237 –
Short-Term Investments 1,499,863 – 1,499,863 –
Subtotal Investments in Securities $204,875,255 $– $204,875,255 $–
Other Investments  * Total
Affiliated Short-Term Investments 37,419,705
Subtotal Other Investments $37,419,705
Total Investments at Value $242,294,960
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 2,000,092 2,000,092 – –
Total Asset Derivatives $2,000,092 $2,000,092 $– $–
Liability Derivatives
Futures Contracts 633,321 633,321 – –
Total Liability Derivatives $633,321 $633,321 $– $–

Government Bond Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
The following table presents Government Bond Portfolio's futures contracts held as of March 31, 2020. Investments and/or cash totaling $1,099,896 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 45 June 2020 $ 9,740,177 $ 177,049
CBOT 5-Yr. U.S. Treasury Note 46 June 2020 5,694,034 72,497
CBOT U.S. Long Bond 39 June 2020 6,509,729 473,709
CME Ultra Long Term U.S. Treasury Bond 54 June 2020 10,704,414 1,276,837
Total Futures Long Contracts $ 32,648,354 $ 2,000,092
CBOT 10-Yr. U.S. Treasury Note (23) June 2020 ( $ 3,103,176) ( $ 86,637)
Ultra 10-Yr. U.S. Treasury Note (67) June 2020 (9,907,409) (546,684)
Total Futures Short Contracts ( $ 13,010,585) ($633,321)
Total Futures Contracts $ 19,637,769 $1,366,771
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the
Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Government Bond Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
3/31/2020
Shares Held at
3/31/2020
% of Net Assets
3/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.570% $32,356 $31,532 $26,405 $37,420 3,749 18.4%
Total Affiliated Short-Term Investments 32,356 37,420 18.4
Total Value $32,356 $37,420
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 3/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.570% $(22) $(41) – $154
Total Income/Non Income Cash from Affiliated Investments $154
Total Value $(22) $(41) $–

High Yield Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 4.5% )
a
Value
Basic Materials (0.3%)
Nouryon USA, LLC, Term Loan
$ 2,318,990
3.863%,  (LIBOR 1M +
3.000%), 10/1/2025
b
$ 2,063,901
Total 2,063,901
Capital Goods (1.0%)
BWAY Holding Company, Term Loan
2,621,522
5.084%,  (LIBOR 3M +
3.250%), 4/3/2024
b
2,125,084
Navistar, Inc., Term Loan
4,216,970
4.280%,  (LIBOR 1M +
3.500%), 11/6/2024
b
3,626,594
Vertiv Group Corporation, Term Loan
2,035,000
4.581%,  (LIBOR 1M +
3.000%), 3/2/2027
b,c
1,750,100
Total 7,501,778
Communications Services (0.5%)
Windstream Services, LLC, Term
Loan
6,355,000
8.250%,  (PRIME + 5.000%),
3/30/2021
b,d
3,908,325
Total 3,908,325
Consumer Cyclical (1.0%)
Cengage Learning, Inc., Term Loan
4,101,389
5.250%,  (LIBOR 1M +
4.250%), 6/7/2023
b
3,305,023
Golden Nugget, LLC, Term Loan
2,094,141
3.580%,  (LIBOR 3M +
2.500%), 10/4/2023
b
1,622,959
Staples, Inc., Term Loan
3,669,850
6.515%,  (LIBOR 1M +
5.000%), 4/12/2026
b
2,880,832
Total 7,808,814
Consumer Non-Cyclical (0.7%)
Chobani, LLC, Term Loan
1,579,608
4.500%,  (LIBOR 1M +
3.500%), 10/10/2023
b
1,401,902
Dole Food Company, Inc., Term Loan
2,595,165
3.750%,  (LIBOR 1M +
2.750%), 4/6/2024
b
2,325,917
Endo International plc, Term Loan
1,798,321
5.250%,  (LIBOR 1M +
4.250%), 4/27/2024
b,e,f
1,605,002
Total 5,332,821
Energy (0.1%)
Fieldwood Energy, LLC, Term Loan
2,630,000
7.027%,  (LIBOR 3M + 5.250%),
4/11/2022
b
821,875
Total 821,875
Financials (0.9%)
Forest City Enterprises, LP, Term
Loan
3,688,313
4.489%,  (LIBOR 1M +
3.500%), 12/7/2025
b,c
3,135,066
Principal
Amount Bank Loans (4.5%)
a
Value
Financials (0.9%) - continued
Northriver Midstream Finance, LP,
Term Loan
$ 4,246,250
5.159%,  (LIBOR 3M +
3.250%), 10/1/2025
b
$ 3,238,657
Total 6,373,723
Total Bank Loans
(cost $43,105,619) 33,811,237
Principal
Amount Long-Term Fixed Income ( 89.9% ) Value
Basic Materials (5.9%)
Alcoa, Inc.
1,605,000 5.125%,  10/1/2024 1,584,937
Big River Steel, LLC
3,610,000 7.250%,  9/1/2025
g
3,285,100
Cleveland-Cliffs, Inc.
4,255,000 5.750%,  3/1/2025 3,286,987
First Quantum Minerals, Ltd.
4,245,000 7.250%,  4/1/2023
g
3,634,781
2,140,000 6.875%,  3/1/2026
g
1,717,350
Freeport-McMoRan, Inc.
2,610,000 4.125%,  3/1/2028 2,284,768
3,390,000 4.250%,  3/1/2030 2,945,232
Grinding Media, Inc.
3,250,000 7.375%,  12/15/2023
g
3,031,600
Hexion, Inc.
1,595,000 7.875%,  7/15/2027
g
1,355,750
Krayton Polymers, LLC
2,675,000 7.000%,  4/15/2025
g
2,367,375
Mercer International, Inc.
1,370,000 7.375%,  1/15/2025 1,140,539
3,215,000 5.500%,  1/15/2026 2,442,918
Midwest Vanadium, Pty. Ltd.
3,197,756 11.500%,  2/15/2018
*,h,i
1,759
Norbord, Inc.
1,570,000 5.750%,  7/15/2027
g
1,433,277
Novelis Corporation
2,240,000 5.875%,  9/30/2026
g
2,198,258
2,090,000 4.750%,  1/30/2030
g
1,860,100
Olin Corporation
2,650,000 5.625%,  8/1/2029 2,438,662
3,195,000 5.000%,  2/1/2030 2,744,185
Peabody Securities Finance
Corporation
3,180,000 6.000%,  3/31/2022
g,j
2,162,400
Tronox Finance plc
3,210,000 5.750%,  10/1/2025
g
2,864,925
Total 44,780,903
Capital Goods (9.6%)
Abengoa Abenewco 2 Bis SA,
Convertible
3,918,590
0.000%,PIK 1.500%,
4/26/2024
*,k
223,360
Advanced Disposal Services, Inc.
3,155,000 5.625%,  11/15/2024
g
3,194,437
Advanced Drainage Systems, Inc.
2,640,000 5.000%,  9/30/2027
g
2,349,600
AECOM
1,065,000 5.875%,  10/15/2024 1,041,037
3,195,000 5.125%,  3/15/2027 2,875,500
Amsted Industries, Inc.
2,125,000 5.625%,  7/1/2027
g
2,067,444
2,630,000 4.625%,  5/15/2030
g
2,347,275

High Yield Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (89.9%) Value
Capital Goods (9.6%) - continued
Arconic, Inc.
$ 1,605,000 5.900%,  2/1/2027 $ 1,498,588
ARD Finance SA
2,100,000 6.500%,  6/30/2027
g
1,803,690
Ardagh Packaging Finance plc
5,295,000 5.250%,  8/15/2027
g
5,427,375
Berry Global, Inc.
1,740,000 4.500%,  2/15/2026
g
1,694,238
Berry Plastics Corporation
4,260,000 5.125%,  7/15/2023 4,269,372
Bombardier, Inc.
2,945,000 7.500%,  3/15/2025
g
2,039,412
3,400,000 7.875%,  4/15/2027
g
2,346,000
BWAY Holding Company
3,205,000 7.250%,  4/15/2025
g
2,427,980
Cemex SAB de CV
3,135,000 5.450%,  11/19/2029
g
2,544,053
Clean Harbors, Inc.
2,080,000 5.125%,  7/15/2029
g
1,934,400
Covanta Holding Corporation
1,600,000 5.875%,  7/1/2025
j
1,472,000
1,060,000 6.000%,  1/1/2027 882,890
Crown Cork & Seal Company, Inc.
3,210,000 7.375%,  12/15/2026 3,290,250
Flex Acquisition Company, Inc.
3,205,000 6.875%,  1/15/2025
g
2,996,675
1,300,000 7.875%,  7/15/2026
g
1,197,385
GFL Environmental, Inc.
1,926,000 7.000%,  6/1/2026
g
1,864,204
H&E Equipment Services, Inc.
1,951,000 5.625%,  9/1/2025 1,809,553
Jeld-Wen, Inc.
2,670,000 4.875%,  12/15/2027
g
2,356,275
New Enterprise Stone & Lime
Company, Inc.
2,145,000 6.250%,  3/15/2026
g
1,973,400
Owens-Brockway Glass Container,
Inc.
3,070,000 5.875%,  8/15/2023
g
3,008,600
Reynolds Group Issuer, Inc.
2,175,000 5.125%,  7/15/2023
g
2,158,666
TransDigm, Inc.
4,445,000 6.250%,  3/15/2026
g
4,422,775
United Rentals North America, Inc.
1,060,000 5.500%,  7/15/2025 1,038,800
4,240,000 5.875%,  9/15/2026 4,294,272
Total 72,849,506
Communications Services (16.7%)
CCO Holdings, LLC
3,680,000 5.875%,  4/1/2024
g
3,762,800
3,450,000 5.375%,  6/1/2029
g
3,545,220
3,940,000 4.750%,  3/1/2030
g
3,930,150
4,695,000 4.500%,  8/15/2030
g
4,601,100
CCOH Safari, LLC
5,455,000 5.750%,  2/15/2026
g
5,511,732
Cengage Learning, Inc.
1,705,000 9.500%,  6/15/2024
g,j
1,261,700
CSC Holdings, LLC
5,590,000 6.500%,  2/1/2029
g
6,028,759
Embarq Corporation
5,325,000 7.995%,  6/1/2036 5,271,750
Front Range BidCo, Inc.
1,560,000 4.000%,  3/1/2027
g
1,492,725
2,080,000 6.125%,  3/1/2028
g
1,976,000
Principal
Amount Long-Term Fixed Income (89.9%) Value
Communications Services (16.7%) - continued
Gray Escrow, Inc.
$ 2,040,000 7.000%,  5/15/2027
g
$ 2,029,800
iHeartCommunications, Inc.
2,650,000 5.250%,  8/15/2027
g
2,309,210
3,800,000 4.750%,  1/15/2028
g
3,420,000
Intelsat Jackson Holdings SA
5,225,000 5.500%,  8/1/2023 3,213,375
LCPR Senior Secured Financing DAC
2,500,000 6.750%,  10/15/2027
g
2,462,500
Level 3 Financing, Inc.
5,510,000 5.375%,  5/1/2025 5,482,450
1,700,000 5.250%,  3/15/2026 1,698,937
Neptune Finco Corporation
4,733,000 10.875%,  10/15/2025
g
5,099,807
Nexstar Escrow Corporation
2,300,000 5.625%,  7/15/2027
g
2,248,250
Qualitytech, LP
3,740,000 4.750%,  11/15/2025
g
3,609,100
Scripps Escrow, Inc.
3,715,000 5.875%,  7/15/2027
g
3,269,200
SFR Group SA
2,650,000 7.375%,  5/1/2026
g
2,676,500
Sinclair Television Group, Inc.
1,570,000 5.875%,  3/15/2026
g
1,389,450
Sirius XM Radio, Inc.
2,000,000 4.625%,  7/15/2024
g
2,029,860
2,660,000 5.500%,  7/1/2029
g
2,713,200
Sprint Corporation
4,965,000 7.250%,  9/15/2021 5,117,426
8,240,000 7.625%,  2/15/2025 9,118,796
Telesat Canada / Telesat, LLC
2,900,000 4.875%,  6/1/2027
g
2,768,920
Terrier Media Buyer, Inc.
2,100,000 8.875%,  12/15/2027
g
1,764,000
T-Mobile USA, Inc.
3,450,000 6.000%,  4/15/2024 3,501,750
3,725,000 4.500%,  2/1/2026 3,790,188
T-Mobile USA, Inc. Contingent
Consent Payment
3,450,000 0.000%,  4/15/2024
c
27,245
VeriSign, Inc.
2,630,000 4.750%,  7/15/2027 2,725,732
Virgin Media Secured Finance plc
2,395,000 5.500%,  8/15/2026
g
2,430,925
3,500,000 5.500%,  5/15/2029
g
3,500,000
WMG Acquisition Corporation
2,675,000 5.500%,  4/15/2026
g
2,614,813
YPSO Finance BIS SA
2,660,000 10.500%,  5/15/2027
g
2,806,300
Ziggo Bond Company BV
2,610,000 5.125%,  2/28/2030
g
2,557,800
Ziggo BV
2,640,000 4.875%,  1/15/2030
g,j
2,571,188
Total 126,328,658
Consumer Cyclical (12.0%)
1011778 B.C., ULC
3,690,000 4.375%,  1/15/2028
g
3,409,191
Allison Transmission, Inc.
3,835,000 5.000%,  10/1/2024
g
3,719,950
Asbury Automotive Group, Inc.
277,000 4.500%,  3/1/2028
g
235,450
277,000 4.750%,  3/1/2030
g
235,450
Brookfield Property REIT, Inc.
2,875,000 5.750%,  5/15/2026
g
2,332,717

High Yield Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (89.9%) Value
Consumer Cyclical (12.0%) - continued
Brookfield Residential Properties,
Inc.
$ 3,440,000 6.250%,  9/15/2027
g
$ 2,983,856
Cedar Fair, LP
1,600,000 5.250%,  7/15/2029
g
1,352,000
Choice Hotels International, Inc.
3,445,000 5.750%,  7/1/2022 3,150,246
Cinemark USA, Inc.
715,000 4.875%,  6/1/2023 534,463
Dana Financing Luxembourg SARL
3,925,000 6.500%,  6/1/2026
g
3,454,000
Ford Motor Credit Company, LLC
2,610,000 4.134%,  8/4/2025 2,315,070
Hanesbrands, Inc.
4,145,000 4.875%,  5/15/2026
g
4,072,463
Herc Holdings, Inc.
4,830,000 5.500%,  7/15/2027
g
4,491,900
Hertz Corporation
598,000 7.625%,  6/1/2022
g
484,380
Hilton Escrow Issuer, LLC
2,090,000 4.250%,  9/1/2024 1,954,150
International Game Technology plc
1,600,000 6.250%,  1/15/2027
g
1,392,000
KAR Auction Services, Inc.
2,670,000 5.125%,  6/1/2025
g
2,549,850
KB Home
2,130,000 6.875%,  6/15/2027 2,130,000
2,110,000 4.800%,  11/15/2029 1,772,400
Landry's, Inc.
1,970,000 6.750%,  10/15/2024
g
1,240,883
Lennar Corporation
1,525,000 4.500%,  4/30/2024 1,491,511
1,590,000 4.750%,  5/30/2025
j
1,530,375
3,165,000 4.750%,  11/29/2027 3,157,088
Live Nation Entertainment, Inc.
2,710,000 4.875%,  11/1/2024
g
2,467,076
Mattamy Group Corporation
3,685,000 5.250%,  12/15/2027
g
3,427,050
1,300,000 4.625%,  3/1/2030
g
1,118,000
New Red Finance, Inc.
2,410,000 5.000%,  10/15/2025
g
2,301,526
PGT Escrow Issuer, Inc.
3,195,000 6.750%,  8/1/2026
g
3,012,613
Prime Security Services Borrower,
LLC
4,770,000 5.750%,  4/15/2026
g
4,674,600
1,050,000 6.250%,  1/15/2028
g,j
905,625
RHP Hotel Properties, LP
420,000 5.000%,  4/15/2023 327,600
Ryman Hospitality Properties, Inc.
3,175,000 4.750%,  10/15/2027
g
2,381,250
Scientific Games International, Inc.
2,190,000 6.625%,  5/15/2021 1,746,744
2,650,000 5.000%,  10/15/2025
g
2,305,500
2,300,000 7.250%,  11/15/2029
g
1,423,470
ServiceMaster Company, LLC
4,260,000 5.125%,  11/15/2024
g
4,206,750
Six Flags Entertainment Corporation
2,610,000 4.875%,  7/31/2024
g
2,211,975
Staples, Inc.
1,855,000 7.500%,  4/15/2026
g
1,623,136
Stars Group Holdings BV
2,550,000 7.000%,  7/15/2026
g
2,397,510
Station Casinos, LLC
530,000 5.000%,  10/1/2025
g
441,389
Principal
Amount Long-Term Fixed Income (89.9%) Value
Consumer Cyclical (12.0%) - continued
Viking Cruises, Ltd.
$ 2,610,000 5.875%,  9/15/2027
g
$ 1,527,137
Yum! Brands, Inc.
2,090,000 5.250%,  6/1/2026
g
2,087,074
720,000 4.750%,  1/15/2030
g
670,608
Total 91,246,026
Consumer Non-Cyclical (15.6%)
Air Medical Merger Sub Corporation
3,190,000 6.375%,  5/15/2023
g,j
2,831,125
Albertson's Companies, Inc.
2,660,000 7.500%,  3/15/2026
g
2,866,948
1,930,000 4.625%,  1/15/2027
g
1,920,350
4,410,000 5.875%,  2/15/2028
g
4,488,498
650,000 4.875%,  2/15/2030
g
643,500
B&G Foods, Inc.
1,045,000 5.250%,  4/1/2025 1,019,565
2,650,000 5.250%,  9/15/2027 2,583,750
Bausch Health Companies, Inc.
2,090,000 6.500%,  3/15/2022
g
2,110,900
3,415,000 5.000%,  1/30/2028
g,j
3,232,980
2,125,000 7.250%,  5/30/2029
g
2,205,325
625,000 5.250%,  1/30/2030
g
584,375
Centene Corporation
2,130,000 5.375%,  6/1/2026
g
2,194,134
1,150,000 4.250%,  12/15/2027
g
1,152,185
3,050,000 4.625%,  12/15/2029
g
3,065,250
4,440,000 3.375%,  2/15/2030
g
4,129,200
Dole Food Company, Inc.
2,660,000 7.250%,  6/15/2025
g
2,101,400
Encompass Health Corporation
2,645,000 4.500%,  2/1/2028 2,594,084
Energizer Holdings, Inc.
4,240,000 5.500%,  6/15/2025
g
4,112,800
HCA, Inc.
3,065,000 4.750%,  5/1/2023 3,139,849
3,705,000 5.375%,  2/1/2025 3,769,800
2,130,000 5.875%,  2/1/2029 2,252,475
JBS USA, LLC
3,240,000 5.750%,  6/15/2025
g
3,272,400
4,655,000 6.500%,  4/15/2029
g
4,993,418
3,100,000 5.500%,  1/15/2030
g
3,200,750
Kraft Foods Group, Inc.
1,565,000 3.500%,  6/6/2022 1,555,094
Kraft Heinz Foods Company
2,610,000 3.750%,  4/1/2030
g
2,489,294
Mattel, Inc.
2,085,000 5.875%,  12/15/2027
g
2,126,700
MPH Acquisition Holdings, LLC
4,190,000 7.125%,  6/1/2024
g
3,645,551
Ortho-Clinical Diagnostics, Inc.
2,620,000 7.250%,  2/1/2028
g
2,252,938
Par Pharmaceutical, Inc.
2,650,000 7.500%,  4/1/2027
g
2,636,750
Performance Food Group, Inc.
2,430,000 5.500%,  6/1/2024
g
2,259,900
Pilgrim's Pride Corporation
3,215,000 5.750%,  3/15/2025
g
3,231,075
Post Holdings, Inc.
4,170,000 5.000%,  8/15/2026
g
4,291,556
Pyxus International, Inc.
3,035,000 9.875%,  7/15/2021 546,300
Simmons Foods, Inc.
2,445,000 5.750%,  11/1/2024
g
2,219,571

High Yield Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (89.9%) Value
Consumer Non-Cyclical (15.6%) - continued
Spectrum Brands, Inc.
$ 4,280,000 5.750%,  7/15/2025 $ 4,001,800
930,000 5.000%,  10/1/2029
g
790,500
Tenet Healthcare Corporation
7,930,000 4.875%,  1/1/2026
g
7,553,325
4,240,000 5.125%,  11/1/2027
g
4,049,200
Teva Pharmaceutical Finance
Netherlands III BV
2,945,000 3.150%,  10/1/2026 2,480,721
Valeant Pharmaceuticals
International, Inc.
2,680,000 8.500%,  1/31/2027
g
2,800,600
VRX Escrow Corporation
5,295,000 6.125%,  4/15/2025
g
5,215,575
Total 118,611,511
Energy (7.4%)
Antero Resources Corporation
2,640,000 5.625%,  6/1/2023 1,056,000
Boardwalk Pipelines, LP
3,695,000 5.950%,  6/1/2026 3,000,057
Buckeye Partners, LP
1,570,000 4.125%,  3/1/2025
g
1,323,510
4,265,000 4.125%,  12/1/2027 3,496,021
1,570,000 4.500%,  3/1/2028
g
1,287,400
California Resources Corporation
4,790,000 8.000%,  12/15/2022
g
71,850
Centennial Resource Production, LLC
5,085,000 5.375%,  1/15/2026
g
1,220,400
Cheniere Energy Partners, LP
3,875,000 5.625%,  10/1/2026 3,603,750
5,785,000 4.500%,  10/1/2029
g
5,148,650
Chesapeake Energy Corporation
3,678,000 11.500%,  1/1/2025
g
588,480
CrownRock Finance, Inc.
3,750,000 5.625%,  10/15/2025
g
1,950,000
Enagas SA
4,285,000 5.500%,  1/15/2028
g
2,228,200
Endeavor Energy Resources, LP
1,800,000 5.750%,  1/30/2028
g
1,224,000
EQM Midstream Partners, LP
3,675,000 4.125%,  12/1/2026 2,099,344
Murphy Oil Corporation
2,800,000 5.875%,  12/1/2027 1,463,840
Nabors Industries, Inc.
3,200,000 5.750%,  2/1/2025 704,000
Nabors Industries, Ltd.
500,000 7.250%,  1/15/2026
g
170,000
Noble Holding International, Ltd.
3,210,000 7.750%,  1/15/2024
j
288,900
Pacific Drilling First Lien Escrow
Issuer, Ltd.
2,115,000 8.375%,  10/1/2023
g
571,050
Pacific Drilling Second Lien Escrow
Issuer, Ltd.
562,682
11.000%,PIK 12.000%,
4/1/2024
g,k
56,268
Parsley Energy, LLC
3,200,000 5.625%,  10/15/2027
g
2,256,000
Precision Drilling Corporation
1,180,000 7.750%,  12/15/2023 472,000
1,740,000 7.125%,  1/15/2026
g
574,200
Sanchez Energy Corporation
3,740,000 7.250%,  2/15/2023
*,d,j
561,000
Principal
Amount Long-Term Fixed Income (89.9%) Value
Energy (7.4%) - continued
SM Energy Company
$ 2,675,000 5.000%,  1/15/2024 $ 789,125
Southwestern Energy Company
4,285,000 7.500%,  4/1/2026 2,806,675
Sunoco, LP
2,675,000 4.875%,  1/15/2023 2,583,167
1,090,000 5.500%,  2/15/2026 943,155
Tallgrass Energy Partners, LP
3,250,000 4.750%,  10/1/2023
g
2,007,070
Targa Resources Partners, LP
2,090,000 5.125%,  2/1/2025 1,781,516
2,105,000 5.000%,  1/15/2028 1,696,767
Transocean Pontus, Ltd.
446,725 6.125%,  8/1/2025
g
361,847
Transocean, Inc.
3,150,000 7.250%,  11/1/2025
g
1,583,820
1,070,000 7.500%,  1/15/2026
g
502,900
2,645,000 7.500%,  4/15/2031 674,078
USA Compression Partners LP
2,390,000 6.875%,  9/1/2027 1,481,800
Valaris plc
3,745,000 4.750%,  1/15/2024 749,000
W&T Offshore, Inc.
3,445,000 9.750%,  11/1/2023
g
809,782
WPX Energy, Inc.
1,835,000 8.250%,  8/1/2023 1,348,725
930,000 5.250%,  10/15/2027 511,500
250,000 4.500%,  1/15/2030 135,750
Total 56,181,597
Financials (10.8%)
Ally Financial, Inc.
1,575,000 4.625%,  5/19/2022 1,519,875
4,000,000 5.750%,  11/20/2025 3,912,800
Avolon Holdings Funding, Ltd.
1,070,000 5.500%,  1/15/2023
g
959,978
2,670,000 5.125%,  10/1/2023
g
2,305,834
Chobani, LLC
2,130,000 7.500%,  4/15/2025
g
1,938,300
CIT Group, Inc.
1,429,000 5.000%,  8/15/2022 1,393,335
1,251,000 5.000%,  8/1/2023 1,203,600
Credit Acceptance Corporation
1,580,000 5.125%,  12/31/2024
g
1,437,800
4,220,000 6.625%,  3/15/2026 3,987,900
Drawbridge Special Opportunities
Fund, LP
3,785,000 5.000%,  8/1/2021
g
3,635,240
Fortress Transportation and
Infrastructure Investors, LLC
1,000,000 6.750%,  3/15/2022
g
925,570
Global Aircraft Leasing Company,
Ltd.
5,820,000 6.500%,PIK  %, 9/15/2024
g,k
3,748,080
Icahn Enterprises, LP
2,650,000 4.750%,  9/15/2024 2,431,375
5,310,000 6.250%,  5/15/2026 5,017,950
3,155,000 5.250%,  5/15/2027 2,914,431
Iron Mountain, Inc.
2,140,000 5.750%,  8/15/2024
j
2,129,300
MGM Growth Properties Operating
Partnership, LP
2,350,000 5.750%,  2/1/2027 2,044,500
MPT Operating Partnership, LP
890,000 5.500%,  5/1/2024 865,525

High Yield Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (89.9%) Value
Financials (10.8%) - continued
$ 2,100,000 5.250%,  8/1/2026 $ 2,089,500
1,340,000 5.000%,  10/15/2027 1,299,800
2,650,000 4.625%,  8/1/2029 2,438,000
Outfront Media Cap, LLC
2,400,000 4.625%,  3/15/2030
g
2,136,000
Park Aerospace Holdings, Ltd.
1,605,000 5.250%,  8/15/2022
g
1,449,938
4,285,000 4.500%,  3/15/2023
g
3,716,418
1,995,000 5.500%,  2/15/2024
g
1,716,923
Quicken Loans, Inc.
4,015,000 5.750%,  5/1/2025
g
3,994,925
Royal Bank of Scotland Group plc
3,100,000 5.125%,  5/28/2024 3,130,545
Springleaf Finance Corporation
835,000 6.125%,  3/15/2024 824,654
730,000 6.875%,  3/15/2025 735,198
780,000 7.125%,  3/15/2026 763,425
2,090,000 6.625%,  1/15/2028 1,957,076
Synchrony Financial
1,340,000 4.250%,  8/15/2024 1,290,181
4,280,000 3.950%,  12/1/2027 3,806,508
Trivium Packaging Finance
1,060,000 5.500%,  8/15/2026
g
1,054,700
530,000 8.500%,  8/15/2027
g
532,650
VICI Properties, LP / VICI Note
Company, Inc.
1,050,000 4.250%,  12/1/2026
g
963,375
2,090,000 3.750%,  2/15/2027
g
1,969,825
1,050,000 4.625%,  12/1/2029
g
955,500
2,090,000 4.125%,  8/15/2030
g,j
1,980,275
Ypso Finance Bis SA
1,050,000 6.000%,  2/15/2028
g
923,664
Total 82,100,473
Technology (5.6%)
Anixter, Inc.
2,455,000 5.125%,  10/1/2021 2,471,596
CommScope Technologies Finance,
LLC
2,090,000 6.000%,  6/15/2025
g
1,912,768
CommScope, Inc.
2,615,000 5.500%,  3/1/2024
g
2,646,380
Diamond Finance Corporation
4,795,000 7.125%,  6/15/2024
g
4,950,837
Diamond Sports Group, LLC
2,390,000 5.375%,  8/15/2026
g
1,941,923
4,470,000 6.625%,  8/15/2027
g,j
2,989,312
Harland Clarke Holdings Corporation
4,020,000 8.375%,  8/15/2022
g
3,100,425
Inception Merger Sub, Inc.
5,265,000 8.625%,  11/15/2024
g,j
4,684,271
Iron Mountain, Inc.
3,745,000 5.250%,  3/15/2028
g
3,699,311
NCR Corporation
4,240,000 5.750%,  9/1/2027
g
3,858,400
Plantronics, Inc.
2,390,000 5.500%,  5/31/2023
g
1,738,725
Presidio Holdings, Inc.
520,000 8.250%,  2/1/2028
g
458,250
PTC, Inc.
390,000 3.625%,  2/15/2025
g,j
364,650
520,000 4.000%,  2/15/2028
g
499,356
Qorvo, Inc.
2,615,000 4.375%,  10/15/2029
g
2,431,950
Principal
Amount Long-Term Fixed Income (89.9%) Value
Technology (5.6%) - continued
Seagate HDD Cayman
$ 1,096,000 4.750%,  1/1/2025 $ 1,090,021
SS&C Technologies, Inc.
3,200,000 5.500%,  9/30/2027
g
3,300,000
Total 42,138,175
Transportation (1.7%)
AerCap Holdings NV
2,640,000 5.875%,  10/10/2079
b
1,821,600
Hertz Corporation
2,100,000 5.500%,  10/15/2024
g
1,180,809
5,270,000 6.000%,  1/15/2028
g
2,766,750
United Continental Holdings, Inc.
3,000,000 4.250%,  10/1/2022 2,736,900
XPO Logistics, Inc.
2,670,000 6.125%,  9/1/2023
g
2,613,262
2,130,000 6.750%,  8/15/2024
g
2,082,714
Total 13,202,035
U.S. Government & Agencies (0.1%)
U.S. Treasury Notes
600,000 1.375%,  8/31/2020
l,m
603,141
Total 603,141
Utilities (4.5%)
AES Corporation
2,675,000 4.500%,  3/15/2023 2,621,500
Calpine Corporation
4,305,000 4.500%,  2/15/2028
g
4,172,621
DCP Midstream Operating, LP
1,315,000 8.125%,  8/16/2030 789,131
Dynegy, Inc.
3,745,000 8.125%,  1/30/2026
g
3,889,183
GFL Environmental, Inc.
636,000 8.500%,  5/1/2027
g
638,989
NextEra Energy Operating Partners,
LP
5,290,000 3.875%,  10/15/2026
g
5,025,500
NRG Energy, Inc.
1,680,000 7.250%,  5/15/2026 1,759,800
1,330,000 5.250%,  6/15/2029
g
1,369,900
Suburban Propane Partners, LP
3,195,000 5.875%,  3/1/2027 2,943,394
Talen Energy Supply, LLC
2,140,000 6.500%,  6/1/2025 1,385,222
1,590,000 7.250%,  5/15/2027
g
1,436,883
Terraform Global Operating, LLC
2,660,000 6.125%,  3/1/2026
g
2,593,500
TerraForm Power Operating, LLC
2,140,000 4.250%,  1/31/2023
g
2,123,950
2,940,000 5.000%,  1/31/2028
g
3,080,532
Total 33,830,105
Total Long-Term Fixed Income
(cost $788,722,678) 681,872,130
Shares
Collateral Held for Securities Loaned
( 2.3% ) Value
17,794,332 Thrivent Cash Management Trust 17,794,332
Total Collateral Held for Securities
Loaned
(cost $17,794,332) 17,794,332

High Yield Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Preferred Stock ( 0.6% ) Value
Financials (0.6%)
92,627 Bank of America Corporation,
5.000%
n
$ 2,174,882
520 Bank of America Corporation,
Convertible, 7.250%
n
658,331
53,000 Federal National Mortgage
Association, 0.000%
b,j,n,o
335,490
21,000 J.P. Morgan Chase & Company,
4.750%
n
489,090
520 Wells Fargo & Company, Convertible,
7.500%
n
662,490
Total 4,320,283
Total Preferred Stock
(cost $4,575,130) 4,320,283
Shares or
Principal
Amount Short-Term Investments ( 3.3% ) Value
Thrivent Core Short-Term Reserve
Fund
2,438,944 1.570% 24,340,668
U.S. Treasury Bills
550,000 0.023%, 9/24/2020
l,m,p
549,663
Total Short-Term Investments (cost
$24,915,938) 24,890,331
Total Investments (cost
$879,113,697) 100.6% $762,688,313
Other Assets and Liabilities, Net
(0.6%) (4,603,722)
Total Net Assets 100.0% $758,084,591
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of March
31, 2020. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by
security and the reference rate and spread are indicated in
their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current
market conditions.  These securities do not indicate a reference rate and spread in their description.
c Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial
Statements.
d In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.
e All or a portion of the loan is unfunded.
f Denotes investments purchased on a when-issued or delayed
delivery basis.
g Denotes securities sold under Rule 144A of the Securities Act of
1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other
qualified institutional buyers. As of March 31, 2020, the value of these investments was $460,081,834 or 60.7% of total net
assets.
h Defaulted security.  Interest is not being accrued.
i In bankruptcy.  Interest is not being accrued.
j All or a portion of the security is on loan.
k Denotes payment-in-kind security.  The security may pay an interest or dividend payment with additional fixed income
or equity securities in lieu of, or in addition to a cash
payment.  The cash rate and/or payment-in-kind rate shown are as of March 31, 2020.
l All or a portion of the security was earmarked to cover written options.
m All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and the
fund for open swap contracts.
n Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
o Non-income producing security.
p The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933.
The value of all restricted securities held in High Yield Portfolio as of March 31, 2020 was $786,119 or 0.1% of total net
assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of March
31, 2020.
Security Acquisition Date Cost
Abengoa Abenewco 2 Bis SA,
Convertible, 4/26/2024 4/26/2019 $ 518,651
Midwest Vanadium, Pty. Ltd.,
2/15/2018 2/9/2011 3,028,997
Sanchez Energy Corporation,
2/15/2023 2/7/2018 3,681,952
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Portfolio as of March
31, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 17,200,703
Common Stock 318,399
Total lending $17,519,102
Gross amount payable upon return of
collateral for securities loaned $17,794,332
Net amounts due to counterparty $275,230
Definitions:
PIK - Payment-In-Kind
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
PRIME - Federal Reserve Prime Loan Rate

High Yield Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2020, in valuing High Yield Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 2,063,901 – 2,063,901 –
Capital Goods 7,501,778 – 5,751,678 1,750,100
Communications Services 3,908,325 – 3,908,325 –
Consumer Cyclical 7,808,814 – 7,808,814 –
Consumer Non-Cyclical 5,332,821 – 5,332,821 –
Energy 821,875 – 821,875 –
Financials 6,373,723 – 3,238,657 3,135,066
Long-Term Fixed Income
Basic Materials 44,780,903 – 44,780,903 –
Capital Goods 72,849,506 – 72,849,506 –
Communications Services 126,328,658 – 126,301,413 27,245
Consumer Cyclical 91,246,026 – 91,246,026 –
Consumer Non-Cyclical 118,611,511 – 118,611,511 –
Energy 56,181,597 – 56,181,597 –
Financials 82,100,473 – 82,100,473 –
Technology 42,138,175 – 42,138,175 –
Transportation 13,202,035 – 13,202,035 –
U.S. Government & Agencies 603,141 – 603,141 –
Utilities 33,830,105 – 33,830,105 –
Preferred Stock
Financials 4,320,283 4,320,283 – –
Short-Term Investments 549,663 – 549,663 –
Subtotal Investments in Securities $720,553,313 $4,320,283 $711,320,619 $4,912,411
Other Investments  * Total
Affiliated Short-Term Investments 24,340,668
Collateral Held for Securities Loaned 17,794,332
Subtotal Other Investments $42,135,000
Total Investments at Value $762,688,313
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Credit Default Swaps 322,006 – 322,006 –
Total Liability Derivatives $322,006 $– $322,006 $–

High Yield Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents High Yield Portfolio's swaps contracts held as of March 31, 2020. Investments totaling $1,152,804 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized Gain/
(Loss)
CDX HY 34, 5 Year, at 5.00%, Quarterly Sell 6/20/2025 ( $ 11,000,000) $ – ( $ 322,006) ( $ 322,006)
Total Credit Default Swaps $– ($322,006) ($322,006)
1 As the buyer of protection, High Yield Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, High Yield Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments High Yield Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the
Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in High Yield Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
3/31/2020
Shares Held at
3/31/2020
% of Net Assets
3/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.570% $28,490 $56,413 $60,476 $24,341 2,439 3.2%
Total Affiliated Short-Term Investments 28,490 24,341 3.2
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 16,377 32,499 31,082 17,794 17,794 2.3
Total Collateral Held for Securities Loaned 16,377 17,794 2.3
Total Value $44,867 $42,135
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 3/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.570% $(61) $(25) – $137
Total Income/Non Income Cash from Affiliated Investments $137
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 77
Total Affiliated Income from Securities Loaned, Net $77
Total Value $(61) $(25) $–

Income Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 0.8% )
a
Value
Basic Materials (<0.1%)
Ball Metalpack Finco, LLC, Term
Loan
$ 98,250
6.113%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 73,687
Big River Steel, LLC, Term Loan
238,875
6.450%,  (LIBOR 3M +
5.000%), 8/23/2023
b,c
226,931
MRC Global (US), Inc., Term Loan
254,782
3.989%,  (LIBOR 1M +
3.000%), 9/22/2024
b,c
201,278
Total 501,896
Capital Goods (0.1%)
Advanced Disposal Services, Inc.,
Term Loan
442,890
2.894%,  (LIBOR 1W +
2.250%), 11/10/2023
b
436,614
GFL Environmental, Inc., Term Loan
531,437
3.990%,  (LIBOR 1M +
3.000%), 5/31/2025
b
512,837
Total 949,451
Communications Services (0.2%)
Altice France SA, Term Loan
194,500
3.739%,  (LIBOR 1M +
2.750%), 7/31/2025
b
178,454
Coral-US Co-Borrower, LLC, Term
Loan
420,000
3.239%,  (LIBOR 1M +
2.250%), 1/31/2028
b
391,125
Frontier Communications
Corporation, Term Loan
437,625
5.350%,  (LIBOR 3M +
3.750%), 6/15/2024
b
414,033
HCP Acquisition, LLC, Term Loan
350,833
4.000%,  (LIBOR 1M +
3.000%), 5/16/2024
b
302,885
Intelsat Jackson Holdings SA, Term
Loan
300,000
5.682%,  (LIBOR 3M +
3.750%), 11/27/2023
b
273,375
Sprint Communications, Inc., Term
Loan
627,844
3.500%,  (LIBOR 1M +
2.500%), 2/3/2024
b,c
623,136
TNS, Inc., Term Loan
344,900
5.780%,  (LIBOR 3M +
4.000%), 8/14/2022
b
285,118
Virgin Media Bristol, LLC, Term Loan
490,000
3.205%,  (LIBOR 1M +
2.500%), 1/31/2028
b
450,800
WideOpenWest Finance, LLC, Term
Loan
326,625
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
299,678
Windstream Services, LLC, Term
Loan
248,097
8.250%,  (PRIME + 5.000%),
3/30/2021
b,f
152,579
Total 3,371,183
Principal
Amount Bank Loans (0.8%)
a
Value
Consumer Cyclical (0.1%)
Golden Entertainment, Inc., Term
Loan
$ 593,475
3.960%,  (LIBOR 1M +
3.000%), 10/20/2024
b,c
$ 445,107
LCPR Loan Financing, LLC, Term
Loan
465,000
5.705%,  (LIBOR 1M +
5.000%), 10/25/2026
b
426,056
Scientific Games International, Inc.,
Term Loan
882,000
4.250%,  (LIBOR 1M +
2.750%), 8/14/2024
b
708,537
Stars Group Holdings BV, Term Loan
172,360
4.950%,  (LIBOR 3M +
3.500%), 7/10/2025
b
163,885
Tenneco, Inc., Term Loan
296,250
3.989%,  (LIBOR 1M +
3.000%), 10/1/2025
b
202,931
Total 1,946,516
Consumer Non-Cyclical (0.2%)
Air Medical Group Holdings, Inc.,
Term Loan
772,225
4.932%,  (LIBOR 2M +
3.250%), 4/28/2022
b
712,377
190,613
5.863%,  (LIBOR 3M +
4.250%), 3/14/2025
b
169,645
Bausch Health Companies, Inc.,
Term Loan
482,625
3.612%,  (LIBOR 1M +
3.000%), 6/1/2025
b
456,684
Endo International plc, Term Loan
211,602
5.250%,  (LIBOR 1M +
4.250%), 4/27/2024
b,d,e
188,855
JBS USA LUX SA, Term Loan
253,719
3.072%,  (LIBOR 3M +
2.000%), 5/1/2026
b
236,138
McGraw-Hill Global Education
Holdings, LLC, Term Loan
145,420
5.450%,  (LIBOR 3M +
4.000%), 5/4/2022
b
118,275
MPH Acquisition Holdings, LLC, Term
Loan
385,308
4.200%,  (LIBOR 3M +
2.750%), 6/7/2023
b
339,391
Plantronics, Inc., Term Loan
539,676
3.470%,  (LIBOR 3M +
2.500%), 7/2/2025
b
417,440
Sotera Health Holdings, LLC, Term
Loan
140,000
5.500%,  (LIBOR 1M +
4.500%), 12/13/2026
b
121,232
Total 2,760,037
Energy (<0.1%)
Radiate Holdco, LLC, Term Loan
972,449
3.989%,  (LIBOR 1M +
3.000%), 2/1/2024
b
891,415
Total 891,415
Financials (0.1%)
Avolon TLB Borrower 1 US, LLC, Term
Loan
164,850
2.523%,  (LIBOR 1M +
1.750%), 1/15/2025
b
146,168

Income Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (0.8%)
a
Value
Financials (0.1%) - continued
GGP Nimbus, LLC, Term Loan
$ 418,625
3.489%,  (LIBOR 1M +
2.500%), 8/24/2025
b
$ 293,038
Harland Clarke Holdings Corporation,
Term Loan
466,878
6.463%,  (LIBOR 3M +
4.750%), 11/3/2023
b
281,149
Tronox Finance, LLC, Term Loan
611,331
3.930%,  (LIBOR 1M +
2.750%), 9/22/2024
b
532,292
Total 1,252,647
Technology (0.1%)
Prime Security Services Borrower,
LLC, Term Loan
492,525
4.606%,  (LIBOR 1M +
3.250%), 9/23/2026
b
439,825
Rackspace Hosting, Inc., Term Loan
530,317
4.763%,  (LIBOR 3M +
3.000%), 11/3/2023
b
458,724
Total 898,549
Total Bank Loans
(cost $14,421,281) 12,571,694
Principal
Amount Long-Term Fixed Income ( 95.1% ) Value
Asset-Backed Securities (1.2%)
Magnetite XII, Ltd.
3,200,000
2.931%,  (LIBOR 3M + 1.100%),
10/15/2031, Ser. 2015-12A,
Class ARR
b,g
3,001,177
Neuberger Berman CLO XIV, Ltd.
3,200,000
2.646%,  (LIBOR 3M +
1.030%), 1/28/2030, Ser.
2013-14A, Class AR2
b,g
3,066,656
Octagon Investment Partners XVI,
Ltd.
2,600,000
3.236%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,g
2,386,550
Shackleton CLO, Ltd.
2,150,000
3.001%,  (LIBOR 3M + 1.170%),
7/15/2031, Ser. 2015-7RA,
Class A1
b,g
1,999,915
Sound Point CLO X, Ltd.
3,200,000
4.519%,  (LIBOR 3M +
2.700%), 1/20/2028, Ser.
2015-3A, Class DR
b,g
2,650,349
THL Credit Wind River CLO, Ltd.
3,200,000
4.681%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
b,g
2,586,317
Voya CLO, Ltd.
3,200,000
2.059%,  (LIBOR 3M +
1.060%), 4/15/2031, Ser.
2019-1A, Class AR
b,g
2,990,605
Total 18,681,569
Basic Materials (2.1%)
Alcoa, Inc.
640,000 5.125%,  10/1/2024 632,000
Anglo American Capital plc
3,200,000 3.625%,  9/11/2024
g
3,011,424
2,550,000 4.750%,  4/10/2027
g
2,491,361
Principal
Amount Long-Term Fixed Income (95.1%) Value
Basic Materials (2.1%) - continued
Cleveland-Cliffs, Inc.
$ 640,000 5.750%,  3/1/2025 $ 494,400
Freeport-McMoRan, Inc.
320,000 4.125%,  3/1/2028 280,125
Glencore Funding, LLC
3,180,000 4.125%,  5/30/2023
g
2,929,923
2,880,000 4.000%,  3/27/2027
g
2,621,929
International Paper Company
2,240,000 3.000%,  2/15/2027
h
2,303,748
Kinross Gold Corporation
640,000 5.950%,  3/15/2024 646,400
3,980,000 4.500%,  7/15/2027 3,746,016
LyondellBasell Industries NV
1,900,000 6.000%,  11/15/2021 1,967,789
Novelis Corporation
640,000 5.875%,  9/30/2026
g
628,074
Syngenta Finance NV
3,175,000 4.441%,  4/24/2023
g
2,990,750
Teck Resources, Ltd.
3,270,000 6.125%,  10/1/2035 3,006,374
Tronox Finance plc
640,000 5.750%,  10/1/2025
g
571,200
Vale Overseas, Ltd.
1,920,000 6.250%,  8/10/2026 2,073,638
Westlake Chemical Corporation
3,200,000 3.600%,  8/15/2026 2,915,533
WestRock Company
1,270,000 3.750%,  3/15/2025 1,276,916
Total 34,587,600
Capital Goods (3.2%)
Amsted Industries, Inc.
260,000 5.625%,  7/1/2027
g
252,958
BAE Systems plc
1,970,000 4.750%,  10/11/2021
g
2,041,463
Bombardier, Inc.
350,000 7.500%,  3/15/2025
g
242,375
Cemex SAB de CV
310,000 5.450%,  11/19/2029
g
251,565
CNH Industrial Capital, LLC
2,560,000 4.875%,  4/1/2021 2,502,071
CNH Industrial NV
2,560,000 3.850%,  11/15/2027 2,467,434
Crown Cork & Seal Company, Inc.
640,000 7.375%,  12/15/2026 656,000
General Electric Capital Corporation
3,200,000
1.741%,  (LIBOR 3M + 1.000%),
3/15/2023
b
2,971,819
General Electric Company
5,200,000 5.000%,  1/21/2021
b,i
4,290,000
Huntington Ingalls Industries, Inc.
1,900,000 3.844%,  5/1/2025
g
1,956,329
John Deere Capital Corporation
3,250,000 1.750%,  3/9/2027 3,126,859
L3Harris Technologies, Inc.
1,280,000 4.950%,  2/15/2021
g
1,307,472
Northrop Grumman Corporation
2,250,000 3.250%,  1/15/2028 2,360,593
Owens-Brockway Glass Container,
Inc.
1,000,000 5.875%,  8/15/2023
g
980,000
Parker-Hannifin Corporation
3,250,000 4.000%,  6/14/2049
h
3,384,777
Roper Technologies, Inc.
1,920,000 3.125%,  11/15/2022 1,884,039

Income Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.1%) Value
Capital Goods (3.2%) - continued
$ 2,240,000 3.800%,  12/15/2026 $ 2,303,117
Spirit AeroSystems, Inc.
3,200,000
1.541%,  (LIBOR 3M +
0.800%), 6/15/2021
b
3,046,757
Textron, Inc.
1,280,000 4.300%,  3/1/2024 1,302,732
630,000 3.875%,  3/1/2025 630,046
2,560,000 3.650%,  3/15/2027 2,508,892
United Rentals North America, Inc.
640,000 4.000%,  7/15/2030 572,800
United Technologies Corporation
1,925,000 3.950%,  8/16/2025 2,106,227
3,825,000 4.450%,  11/16/2038 4,383,157
3,850,000 4.625%,  11/16/2048
h
4,556,010
Total 52,085,492
Collateralized Mortgage Obligations (<0.1%)
GMAC Mortgage Corporation Loan
Trust
187,104
1.447%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,j
178,858
IndyMac Seconds Asset-Backed Trust
315,550
1.287%,  (LIBOR 1M +
0.340%), 10/25/2036, Ser.
2006-2B, Class A
b,j
154,294
Wachovia Mortgage Loan Trust, LLC
451,364
4.180%,  5/20/2036, Ser.
2006-A, Class 2A1
b
410,192
Total 743,344
Communications Services (8.2%)
AMC Networks, Inc.
320,000 5.000%,  4/1/2024 307,200
American Tower Corporation
2,560,000 3.125%,  1/15/2027 2,513,494
AT&T, Inc.
3,190,000 4.450%,  4/1/2024
h
3,379,020
3,850,000
1.964%,  (LIBOR 3M +
1.180%), 6/12/2024
b
3,575,503
1,240,000 3.400%,  5/15/2025 1,282,534
5,120,000 4.250%,  3/1/2027 5,473,730
2,643,000 4.300%,  2/15/2030 2,844,717
3,190,000 4.300%,  12/15/2042 3,369,651
3,200,000 4.500%,  3/9/2048 3,472,831
4,500,000 4.550%,  3/9/2049 4,842,928
British Telecommunications plc
3,200,000 4.500%,  12/4/2023 3,352,551
CCO Holdings, LLC
380,000 5.500%,  5/1/2026
g
384,788
640,000 4.750%,  3/1/2030
g
638,400
260,000 4.500%,  8/15/2030
g
254,800
Charter Communications Operating,
LLC
4,500,000 4.800%,  3/1/2050 4,688,680
3,300,000 4.908%,  7/23/2025 3,555,025
2,475,000 6.484%,  10/23/2045 3,025,950
Clear Channel Worldwide Holdings,
Inc.
640,000 5.125%,  8/15/2027
g
599,296
Comcast Corporation
3,600,000 4.950%,  10/15/2058 4,971,805
1,920,000 3.375%,  8/15/2025 2,039,040
3,200,000 3.300%,  4/1/2027 3,407,003
605,000 6.400%,  5/15/2038 882,453
Principal
Amount Long-Term Fixed Income (95.1%) Value
Communications Services (8.2%) - continued
$ 3,150,000 4.600%,  10/15/2038 $ 3,924,547
3,150,000 3.750%,  4/1/2040 3,481,358
3,200,000 4.650%,  7/15/2042 4,068,416
Cox Communications, Inc.
3,200,000 3.350%,  9/15/2026
g
3,146,459
560,000 4.800%,  2/1/2035
g
608,665
2,405,000 4.700%,  12/15/2042
g
2,368,109
Crown Castle International
Corporation
4,160,000 5.250%,  1/15/2023 4,411,938
2,200,000 3.150%,  7/15/2023 2,208,024
Discovery Communications, LLC
1,830,000 3.500%,  6/15/2022 1,862,495
1,600,000 4.900%,  3/11/2026 1,627,195
Fox Corporation
3,200,000 5.476%,  1/25/2039
g
3,711,911
Front Range BidCo, Inc.
320,000 4.000%,  3/1/2027
g
306,200
iHeartCommunications, Inc.
320,000 4.750%,  1/15/2028
g
288,000
Interpublic Group of Companies, Inc.
3,200,000 3.750%,  10/1/2021 3,230,309
Level 3 Financing, Inc.
640,000 5.250%,  3/15/2026 639,600
Nexstar Escrow Corporation
640,000 5.625%,  7/15/2027
g
625,600
Omnicom Group, Inc.
940,000 3.650%,  11/1/2024 956,026
2,600,000 4.200%,  6/1/2030 2,681,092
SFR Group SA
320,000 7.375%,  5/1/2026
g
323,200
Sinclair Television Group, Inc.
640,000 5.875%,  3/15/2026
g
566,400
Sprint Corporation
730,000 7.125%,  6/15/2024 802,073
Time Warner Cable, Inc.
3,800,000 4.125%,  2/15/2021 3,811,240
Time Warner Entertainment
Company, LP
1,720,000 8.375%,  3/15/2023 1,888,391
T-Mobile USA, Inc.
640,000 4.500%,  2/1/2026 651,200
VeriSign, Inc.
640,000 4.750%,  7/15/2027 663,296
Verizon Communications, Inc.
2,600,000 4.000%,  3/22/2050 3,085,697
2,740,000 3.500%,  11/1/2024 2,914,630
4,400,000
2.792%,  (LIBOR 3M +
1.100%), 5/15/2025
b
4,010,703
3,850,000 4.272%,  1/15/2036 4,497,806
1,920,000 5.250%,  3/16/2037 2,455,940
Viacom, Inc.
3,200,000 4.375%,  3/15/2043 2,839,090
Virgin Media Secured Finance plc
960,000 5.500%,  8/15/2026
g
974,400
Vodafone Group plc
2,150,000 5.000%,  5/30/2038 2,392,204
Walt Disney Company
1,900,000 7.625%,  11/30/2028 2,501,146
Windstream Services, LLC
200,000 8.625%,  10/31/2025
f,g
120,000
Total 133,504,759

Income Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.1%) Value
Consumer Cyclical (4.8%)
Amazon.com, Inc.
$ 4,480,000 4.050%,  8/22/2047 $ 5,718,847
American Honda Finance
Corporation
2,600,000 2.150%,  9/10/2024 2,538,118
Brookfield Property REIT, Inc.
320,000 5.750%,  5/15/2026
g
259,642
Brookfield Residential Properties,
Inc.
400,000 6.250%,  9/15/2027
g
346,960
Cedar Fair, LP
480,000 5.250%,  7/15/2029
g
405,600
CVS Health Corporation
1,950,000 4.250%,  4/1/2050 2,027,279
1,300,000 3.625%,  4/1/2027 1,332,203
Daimler Finance North America, LLC
1,900,000
2.301%,  (LIBOR 3M +
0.550%), 5/4/2021
b,g
1,826,579
1,900,000 1.750%,  3/10/2023
g
1,789,005
2,550,000 2.125%,  3/10/2025
g
2,346,798
Ford Motor Credit Company, LLC
1,900,000 3.470%,  4/5/2021 1,823,430
3,200,000 2.979%,  8/3/2022 2,976,000
2,575,000 4.250%,  9/20/2022 2,413,290
General Motors Company
3,200,000
1.796%,  (LIBOR 3M +
0.900%), 9/10/2021
b
2,887,886
1,230,000 5.000%,  4/1/2035 924,336
General Motors Financial Company,
Inc.
3,100,000 3.450%,  4/10/2022 2,863,173
2,510,000 4.000%,  1/15/2025 2,230,745
Hanesbrands, Inc.
640,000 4.625%,  5/15/2024
g
633,600
Harley-Davidson Financial Services,
Inc.
3,380,000 4.050%,  2/4/2022
g
3,304,140
Hertz Corporation
179,000 7.625%,  6/1/2022
g
144,990
Home Depot, Inc.
2,600,000 3.350%,  4/15/2050 2,827,131
3,250,000 2.500%,  4/15/2027 3,282,421
3,180,000 4.250%,  4/1/2046 3,798,757
Hyundai Capital America
1,850,000 3.000%,  3/18/2021
g
1,845,166
3,850,000 2.450%,  6/15/2021
g
3,807,737
Hyundai Capital Services, Inc.
1,920,000 3.000%,  3/6/2022
g
1,910,072
L Brands, Inc.
160,000 6.694%,  1/15/2027 115,520
Lennar Corporation
2,005,000 2.950%,  11/29/2020 1,954,875
1,900,000 4.125%,  1/15/2022 1,881,000
1,900,000 4.500%,  4/30/2024 1,858,276
Lowe's Companies, Inc.
1,900,000 5.000%,  4/15/2040 2,150,114
Mastercard, Inc.
1,900,000 3.850%,  3/26/2050 2,319,110
McDonald's Corporation
3,175,000 4.450%,  3/1/2047 3,438,555
ServiceMaster Company, LLC
640,000 5.125%,  11/15/2024
g
632,000
Six Flags Entertainment Corporation
110,000 5.500%,  4/15/2027
g
92,675
Principal
Amount Long-Term Fixed Income (95.1%) Value
Consumer Cyclical (4.8%) - continued
Viking Cruises, Ltd.
$ 215,000 5.875%,  9/15/2027
g
$ 125,799
Visa, Inc.
2,600,000 1.900%,  4/15/2027 2,592,668
Volkswagen Group of America
Finance, LLC
3,800,000 4.250%,  11/13/2023
g
3,754,514
Total 77,179,011
Consumer Non-Cyclical (11.0%)
Abbott Laboratories
2,901,000 3.750%,  11/30/2026 3,238,538
1,440,000 4.750%,  11/30/2036 1,823,323
2,500,000 6.000%,  4/1/2039 3,353,113
AbbVie, Inc.
4,460,000 3.200%,  5/14/2026 4,620,811
2,550,000 2.950%,  11/21/2026
g
2,598,086
3,200,000 4.050%,  11/21/2039
g
3,355,909
Albertson's Companies, Inc.
640,000 6.625%,  6/15/2024 649,600
Allergan Sales, LLC
2,550,000 5.000%,  12/15/2021
g
2,641,588
Altria Group, Inc.
3,200,000 4.800%,  2/14/2029 3,348,246
5,150,000 5.800%,  2/14/2039 5,643,142
Amgen, Inc.
3,200,000 3.375%,  2/21/2050 3,336,463
Anheuser-Busch Companies, LLC
3,210,000 4.700%,  2/1/2036 3,353,213
Anheuser-Busch InBev Worldwide,
Inc.
3,825,000 4.000%,  4/13/2028 4,038,707
2,550,000 4.600%,  4/15/2048 2,701,283
3,200,000 4.439%,  10/6/2048 3,268,759
3,200,000 5.550%,  1/23/2049 3,765,963
Avantor, Inc.
640,000 6.000%,  10/1/2024
g
670,528
BAT Capital Corporation
2,750,000 5.282%,  4/2/2050 2,759,435
2,550,000 3.222%,  8/15/2024 2,561,232
3,250,000 4.700%,  4/2/2027 3,314,261
Bausch Health Companies, Inc.
50,000 5.000%,  1/30/2028
g
47,335
50,000 5.250%,  1/30/2030
g
46,750
Baxalta, Inc.
1,511,000 4.000%,  6/23/2025 1,608,855
Becton, Dickinson and Company
3,250,000 3.363%,  6/6/2024 3,257,030
3,850,000 3.700%,  6/6/2027 3,912,492
Biogen, Inc.
3,200,000 5.200%,  9/15/2045 4,140,314
Boston Scientific Corporation
2,660,000 3.375%,  5/15/2022 2,744,257
1,950,000 3.750%,  3/1/2026 2,045,392
1,722,000 7.375%,  1/15/2040 2,484,953
Bristol-Myers Squibb Company
1,910,000 3.250%,  8/15/2022
g
1,982,706
Bunge, Ltd. Finance Corporation
1,920,000 3.500%,  11/24/2020 1,935,913
Cargill, Inc.
3,250,000 3.250%,  5/23/2029
g
3,279,062
Centene Corporation
160,000 4.250%,  12/15/2027
g
160,304
480,000 4.625%,  12/15/2029
g
482,400
7,105,000 3.375%,  2/15/2030
g
6,607,650

Income Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.1%) Value
Consumer Non-Cyclical (11.0%) - continued
Cigna Corporation
$ 3,200,000 4.125%,  11/15/2025 $ 3,426,448
3,850,000 2.400%,  3/15/2030 3,641,831
3,200,000 4.800%,  8/15/2038 3,596,375
Conagra Brands, Inc.
1,000,000 4.600%,  11/1/2025 1,058,779
Constellation Brands, Inc.
1,700,000 4.400%,  11/15/2025 1,715,000
640,000 3.500%,  5/9/2027 600,851
3,300,000 5.250%,  11/15/2048 3,495,908
CVS Health Corporation
1,870,000 4.750%,  12/1/2022 1,979,627
3,175,000 4.100%,  3/25/2025 3,341,424
1,600,000 3.875%,  7/20/2025 1,653,191
5,210,000 5.050%,  3/25/2048 5,916,506
HCA, Inc.
640,000 5.375%,  2/1/2025 651,194
Imperial Brands Finance plc
3,200,000 3.500%,  7/26/2026
g
2,954,148
Imperial Tobacco Finance plc
2,190,000 3.750%,  7/21/2022
g
2,189,070
JBS USA, LLC
640,000 6.500%,  4/15/2029
g
686,528
Kellogg Company
2,550,000 3.125%,  5/17/2022 2,530,729
Kraft Foods Group, Inc.
230,000 5.000%,  6/4/2042 218,009
Kraft Heinz Foods Company
1,280,000 3.000%,  6/1/2026 1,243,843
450,000 3.750%,  4/1/2030
g
429,189
Kroger Company
3,200,000 2.650%,  10/15/2026 3,257,393
Nestle Holdings, Inc.
3,850,000 3.900%,  9/24/2038
g
4,432,097
Par Pharmaceutical, Inc.
640,000 7.500%,  4/1/2027
g
636,800
Reckitt Benckiser Treasury Services
plc
2,880,000 2.750%,  6/26/2024
g
2,854,016
Reynolds American, Inc.
4,000,000 4.850%,  9/15/2023 4,161,645
1,560,000 5.850%,  8/15/2045 1,677,514
Shire Acquisitions Investments
Ireland Designated Activity
Company
3,200,000 2.875%,  9/23/2023 3,264,744
Smithfield Foods, Inc.
7,500,000 2.650%,  10/3/2021
g
7,020,709
Sysco Corporation
1,600,000 5.950%,  4/1/2030 1,684,781
Tenet Healthcare Corporation
640,000 5.125%,  11/1/2027
g
611,200
Thermo Fisher Scientific, Inc.
1,280,000 2.950%,  9/19/2026 1,295,531
Tyson Foods, Inc.
1,280,000 3.550%,  6/2/2027 1,326,254
UnitedHealth Group, Inc.
3,200,000 2.950%,  10/15/2027 3,355,062
1,240,000 4.750%,  7/15/2045 1,581,047
3,225,000 4.450%,  12/15/2048 4,048,472
VRX Escrow Corporation
700,000 6.125%,  4/15/2025
g
689,500
Total 179,003,028
Principal
Amount Long-Term Fixed Income (95.1%) Value
Energy (6.3%)
BP Capital Markets America, Inc.
$ 3,200,000 3.000%,  2/24/2050 $ 2,975,042
1,590,000 3.119%,  5/4/2026 1,608,167
2,560,000 3.017%,  1/16/2027 2,599,496
BP Capital Markets plc
2,490,000 3.814%,  2/10/2024 2,520,876
Buckeye Partners, LP
350,000 4.125%,  3/1/2025
g
295,050
Cenovus Energy, Inc.
3,200,000 4.250%,  4/15/2027 1,568,613
Centennial Resource Production, LLC
640,000 5.375%,  1/15/2026
g
153,600
Cheniere Corpus Christi Holdings,
LLC
3,250,000 3.700%,  11/15/2029
g
2,430,461
Cheniere Energy Partners, LP
960,000 4.500%,  10/1/2029
g
854,400
Chesapeake Energy Corporation
448,000 11.500%,  1/1/2025
g
71,680
Continental Resources, Inc.
3,200,000 4.500%,  4/15/2023 1,760,115
Diamondback Energy, Inc.
4,600,000 3.500%,  12/1/2029 3,243,976
El Paso Pipeline Partners Operating
Company, LLC
1,280,000 4.700%,  11/1/2042 1,186,322
Enagas SA
640,000 5.500%,  1/15/2028
g
332,800
Energy Transfer Operating, LP
4,150,000 3.750%,  5/15/2030 3,250,468
3,200,000 6.000%,  6/15/2048 2,686,878
Energy Transfer Partners, LP
4,480,000 4.200%,  4/15/2027 3,628,597
Enterprise Products Operating, LLC
2,490,000 3.700%,  2/15/2026 2,485,233
3,200,000 4.875%,  8/16/2077
b
2,197,760
Exxon Mobil Corporation
3,250,000 4.327%,  3/19/2050 3,976,990
Hess Corporation
1,280,000 3.500%,  7/15/2024 1,016,472
1,300,000 4.300%,  4/1/2027 961,570
Kinder Morgan, Inc.
1,280,000 5.000%,  2/15/2021
g
1,273,125
3,175,000 5.200%,  3/1/2048 3,353,662
Marathon Petroleum Corporation
2,560,000 4.750%,  12/15/2023 2,423,900
3,220,000 6.500%,  3/1/2041 2,988,331
MPLX, LP
2,550,000 3.500%,  12/1/2022
g,h
2,440,720
2,550,000 4.875%,  6/1/2025 2,099,954
3,250,000 4.800%,  2/15/2029 2,864,750
1,920,000 5.200%,  3/1/2047 1,531,993
Murphy Oil Corporation
640,000 5.875%,  12/1/2027 334,592
Newfield Exploration Company
2,000,000 5.625%,  7/1/2024 1,073,422
2,956,000 5.375%,  1/1/2026 1,544,288
Noble Energy, Inc.
3,240,000 3.900%,  11/15/2024 2,672,756
2,600,000 5.050%,  11/15/2044 1,605,934
ONEOK, Inc.
1,900,000 2.200%,  9/15/2025 1,466,231
2,550,000 3.100%,  3/15/2030 1,917,154
Petrobras Global Finance BV
2,671,000 5.093%,  1/15/2030
g
2,437,288

Income Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.1%) Value
Energy (6.3%) - continued
Plains All American Pipeline, LP
$ 3,200,000 3.650%,  6/1/2022 $ 2,924,038
3,200,000 4.500%,  12/15/2026 2,585,795
3,200,000 3.550%,  12/15/2029 2,186,277
Sabine Pass Liquefaction, LLC
1,910,000 5.750%,  5/15/2024 1,792,615
Schlumberger Holdings Corporation
3,250,000 3.900%,  5/17/2028
g
3,022,309
Suncor Energy, Inc.
1,920,000 3.600%,  12/1/2024 1,858,468
Sunoco Logistics Partners
Operations, LP
3,200,000 3.450%,  1/15/2023 2,756,687
4,500,000 4.000%,  10/1/2027 3,561,662
Sunoco, LP
640,000 5.500%,  2/15/2026 553,779
Transocean, Inc.
640,000 7.500%,  1/15/2026
g
300,800
Williams Companies, Inc.
3,200,000 7.500%,  1/15/2031 3,722,138
Williams Partners, LP
1,930,000 4.500%,  11/15/2023 1,809,644
1,600,000 3.750%,  6/15/2027 1,466,902
Total 102,373,780
Financials (26.0%)
Aegon NV
2,600,000
1.896%,  (USISDA 10Y +
0.100%), 7/15/2020
b,i
1,807,000
AerCap Ireland Capital, Ltd.
960,000 3.950%,  2/1/2022 836,274
3,800,000 3.875%,  1/23/2028 2,897,512
Air Lease Corporation
2,510,000 3.750%,  2/1/2022 2,322,334
1,260,000 4.250%,  9/15/2024 1,121,057
Ally Financial, Inc.
300,000 5.750%,  11/20/2025 293,460
American International Group, Inc.
2,700,000 4.200%,  4/1/2028 2,833,392
Associated Banc-Corporation
3,150,000 4.250%,  1/15/2025 3,244,561
Australia and New Zealand Banking
Group, Ltd.
3,200,000 2.950%,  7/22/2030
b,g
3,032,111
Avolon Holdings Funding, Ltd.
1,300,000 5.250%,  5/15/2024
g
1,107,147
6,400,000 4.375%,  5/1/2026
g
5,122,726
Banco Bilbao Vizcaya Argentaria SA
2,600,000 6.500%,  3/5/2025
b,i
2,015,000
Banco Santander SA
1,800,000 4.379%,  4/12/2028 1,843,555
Bank of America Corporation
1,900,000 3.499%,  5/17/2022
b
1,922,327
1,000,000 4.100%,  7/24/2023 1,065,301
3,649,000 3.004%,  12/20/2023
b
3,717,195
2,830,000 4.200%,  8/26/2024 3,008,053
2,860,000 6.500%,  10/23/2024
b,i
3,017,300
3,200,000 4.000%,  1/22/2025 3,379,176
2,750,000 3.950%,  4/21/2025 2,891,919
1,270,000 3.875%,  8/1/2025 1,361,672
3,200,000 3.093%,  10/1/2025
b
3,265,104
3,200,000 3.705%,  4/24/2028
b
3,346,143
2,550,000 4.271%,  7/23/2029
b
2,767,387
3,970,000 3.194%,  7/23/2030
b
4,054,041
Principal
Amount Long-Term Fixed Income (95.1%) Value
Financials (26.0%) - continued
Barclays Bank plc
$ 1,910,000 10.179%,  6/12/2021
g
$ 2,029,963
Barclays plc
3,900,000 4.610%,  2/15/2023
b
3,968,005
2,800,000 4.338%,  5/16/2024
b
2,701,275
1,280,000 4.836%,  5/9/2028 1,320,219
Berkshire Hathaway Finance
Corporation
1,950,000 4.250%,  1/15/2049 2,401,447
BNP Paribas SA
2,850,000 4.500%,  2/25/2030
b,g,i
2,194,500
Boston Properties, LP
3,200,000 2.750%,  10/1/2026 3,063,039
BPCE SA
1,920,000 3.000%,  5/22/2022
g
1,900,792
1,265,000 5.700%,  10/22/2023
g
1,299,509
2,190,000 5.150%,  7/21/2024
g
2,309,010
Camden Property Trust
2,000,000 4.100%,  10/15/2028 2,098,169
Capital One Bank USA NA
2,000,000 3.375%,  2/15/2023 1,956,700
Capital One Financial Corporation
3,190,000 4.200%,  10/29/2025 3,178,790
Capital One NA
3,200,000 2.150%,  9/6/2022 3,119,765
CIT Group, Inc.
320,000 4.125%,  3/9/2021 315,200
960,000 5.250%,  3/7/2025 936,000
1,900,000 6.125%,  3/9/2028 1,786,000
Citigroup, Inc.
1,900,000 3.142%,  1/24/2023
b
1,923,706
2,560,000
3.010%,  (LIBOR 3M +
1.430%), 9/1/2023
b
2,502,385
3,200,000 4.700%,  1/30/2025
b,i
2,768,000
3,600,000 3.352%,  4/24/2025
b
3,706,894
4,370,000 4.400%,  6/10/2025 4,728,004
3,305,000 5.500%,  9/13/2025 3,672,279
1,910,000 3.700%,  1/12/2026 2,030,873
2,490,000 4.450%,  9/29/2027 2,610,907
2,550,000 4.650%,  7/23/2048 3,069,681
Citizens Bank NA
1,280,000 2.650%,  5/26/2022 1,278,460
Citizens Financial Group, Inc.
1,280,000 2.375%,  7/28/2021 1,289,850
CNA Financial Corporation
1,870,000 7.250%,  11/15/2023 2,107,067
650,000 3.950%,  5/15/2024 675,243
3,250,000 3.450%,  8/15/2027 3,010,223
Commerzbank AG
3,200,000 8.125%,  9/19/2023
g
3,345,116
CoreStates Capital III
2,440,000
2.262%,  (LIBOR 3M +
0.570%), 2/15/2027
b,g
2,049,600
Credit Agricole SA
1,280,000 3.375%,  1/10/2022
g
1,277,099
3,800,000 3.250%,  1/14/2030
g
3,609,248
Credit Suisse Group AG
3,200,000 3.574%,  1/9/2023
g
3,229,130
3,950,000 7.500%,  7/17/2023
b,g,i
3,640,320
600,000 5.100%,  1/24/2030
b,g,i
463,500
Credit Suisse Group Funding, Ltd.
3,900,000 3.750%,  3/26/2025 3,940,709
Danske Bank AS
5,600,000 5.000%,  1/12/2022
g
5,733,663
1,950,000 3.244%,  12/20/2025
b,g
1,812,631

Income Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.1%) Value
Financials (26.0%) - continued
Deutsche Bank AG
$ 2,560,000 2.700%,  7/13/2020 $ 2,509,746
4,000,000 6.000%,  10/30/2025
b,i
2,678,000
5,200,000 3.961%,  11/26/2025
b
4,809,797
Digital Realty Trust, LP
2,700,000 2.750%,  2/1/2023 2,684,481
Discover Bank
1,635,000 4.200%,  8/8/2023 1,735,995
2,600,000 2.450%,  9/12/2024 2,490,974
4,490,000 4.682%,  8/9/2028
b
4,571,763
Duke Realty, LP
3,220,000 3.875%,  10/15/2022 3,336,561
Fidelity National Financial, Inc.
1,250,000 5.500%,  9/1/2022 1,371,774
Fidelity National Information
Services, Inc.
1,900,000 3.750%,  5/21/2029 2,067,889
Five Corners Funding Trust
5,110,000 4.419%,  11/15/2023
g
5,497,025
GE Capital International Funding
Company
7,200,000 4.418%,  11/15/2035 7,778,667
Glitnir HoldCo ehf., Convertible
362 Zero Coupon,  12/31/2030
c
0
Goldman Sachs Group, Inc.
2,100,000 2.876%,  10/31/2022
b
2,110,710
1,920,000 2.908%,  6/5/2023
b
1,925,044
2,190,000 4.000%,  3/3/2024 2,296,608
4,450,000 3.850%,  7/8/2024 4,650,922
3,200,000 4.950%,  2/10/2025
b,i
2,848,000
2,490,000 4.250%,  10/21/2025 2,617,785
3,760,000 5.150%,  5/22/2045 4,446,003
HCP, Inc.
1,595,000 4.250%,  11/15/2023 1,507,242
Host Hotels & Resorts, LP
1,240,000 4.000%,  6/15/2025 1,153,117
HSBC Holdings plc
1,280,000 6.875%,  6/1/2021
b,i
1,257,600
3,200,000
2.692%,  (LIBOR 3M +
1.000%), 5/18/2024
b
2,984,213
2,100,000 3.803%,  3/11/2025
b
2,186,291
2,560,000 4.300%,  3/8/2026 2,732,816
1,600,000 6.000%,  5/22/2027
b,i
1,516,000
1,920,000 4.041%,  3/13/2028
b
1,954,115
Icahn Enterprises, LP
640,000 6.250%,  5/15/2026 604,800
ING Groep NV
4,500,000 4.100%,  10/2/2023 4,617,944
International Lease Finance
Corporation
2,560,000 5.875%,  8/15/2022 2,288,570
Itau Unibanco Holding SA
3,800,000 2.900%,  1/24/2023
g
3,610,000
J.P. Morgan Chase & Company
1,280,000 2.295%,  8/15/2021 1,277,541
2,500,000 2.972%,  1/15/2023 2,545,184
3,190,000
3.031%,  (LIBOR 3M +
1.230%), 10/24/2023
b
3,087,633
1,270,000 6.750%,  2/1/2024
b,h,i
1,327,150
3,200,000 5.000%,  8/1/2024
b,i
3,000,000
4,000,000 3.875%,  9/10/2024 4,223,764
3,200,000 4.600%,  2/1/2025
b,i
2,800,640
3,800,000 3.900%,  7/15/2025 4,064,419
3,200,000 2.950%,  10/1/2026 3,306,897
2,600,000 3.882%,  7/24/2038
b
2,905,365
Principal
Amount Long-Term Fixed Income (95.1%) Value
Financials (26.0%) - continued
$ 3,150,000 5.500%,  10/15/2040 $ 4,312,551
Kilroy Realty, LP
2,550,000 4.250%,  8/15/2029 2,619,969
Kimco Realty Corporation
5,100,000 3.300%,  2/1/2025 5,132,622
Liberty Mutual Group, Inc.
1,935,000 4.950%,  5/1/2022
g
1,971,611
Lincoln National Corporation
4,150,000 4.000%,  9/1/2023 4,150,737
Lloyds Bank plc
1,910,000 4.650%,  3/24/2026 1,967,488
Lloyds Banking Group plc
4,000,000 2.858%,  3/17/2023
b
3,943,392
1,900,000 2.438%,  2/5/2026
b
1,794,439
Marsh & McLennan Companies, Inc.
1,700,000 4.375%,  3/15/2029 1,888,414
MGM Growth Properties Operating
Partnership, LP
640,000 4.500%,  9/1/2026 531,200
Mitsubishi UFJ Financial Group, Inc.
1,950,000 3.455%,  3/2/2023 1,996,314
Mizuho Financial Group, Inc.
2,560,000 3.663%,  2/28/2027 2,577,243
Morgan Stanley
3,205,000 4.875%,  11/1/2022 3,364,928
3,190,000
3.201%,  (LIBOR 3M +
1.400%), 10/24/2023
b
3,096,112
2,000,000 2.720%,  7/22/2025
b
2,024,758
1,870,000 4.000%,  7/23/2025 2,001,352
1,280,000 3.125%,  7/27/2026 1,323,127
2,510,000 4.350%,  9/8/2026 2,704,820
4,600,000 3.622%,  4/1/2031
b
4,787,399
1,570,000 4.300%,  1/27/2045 1,899,003
MPT Operating Partnership, LP
640,000 5.000%,  10/15/2027 620,800
Nationwide Building Society
2,490,000 3.900%,  7/21/2025
g
2,634,394
1,920,000 4.000%,  9/14/2026
g
1,881,290
Nippon Life Insurance Company
2,550,000 3.400%,  1/23/2050
b,g
2,448,000
Park Aerospace Holdings, Ltd.
1,300,000 4.500%,  3/15/2023
g
1,127,501
Peachtree Corners Funding Trust
2,800,000 3.976%,  2/15/2025
g
2,810,725
Preferred Term Securities XXIII, Ltd.
526,509
0.941%,  (LIBOR 3M +
0.200%), 12/22/2036
b,g
433,193
Prudential Financial, Inc.
3,800,000 3.700%,  3/13/2051 3,560,962
1,957,000 3.935%,  12/7/2049 1,921,235
Realty Income Corporation
3,830,000 3.875%,  7/15/2024 3,814,957
Regency Centers, LP
2,560,000 3.600%,  2/1/2027 2,578,203
Reinsurance Group of America, Inc.
3,050,000 4.700%,  9/15/2023 3,357,640
2,600,000 3.900%,  5/15/2029 2,538,541
Royal Bank of Scotland Group plc
1,920,000 8.625%,  8/15/2021
b,i
1,872,000
2,560,000 3.498%,  5/15/2023
b
2,527,472
2,560,000 3.875%,  9/12/2023 2,585,951
2,750,000 4.269%,  3/22/2025
b
2,825,517
1,000,000 3.754%,  11/1/2029
b
924,881
Santander UK Group Holdings plc
1,700,000 3.125%,  1/8/2021 1,696,032

Income Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.1%) Value
Financials (26.0%) - continued
$ 2,500,000 4.750%,  9/15/2025
g
$ 2,464,130
Standard Chartered plc
2,700,000 2.744%,  9/10/2022
b,g
2,672,915
3,250,000
2.969%,  (LIBOR 3M +
1.150%), 1/20/2023
b,g
3,137,648
3,200,000 4.644%,  4/1/2031
b,g
3,281,408
Synchrony Financial
3,250,000 4.250%,  8/15/2024 3,129,170
3,850,000 3.950%,  12/1/2027 3,424,079
UBS Group Funding Jersey, Ltd.
1,600,000 2.650%,  2/1/2022
g
1,597,605
2,490,000 4.125%,  9/24/2025
g
2,586,925
UBS Group Funding Switzerland AG
2,560,000 4.253%,  3/23/2028
g
2,685,162
UnionBanCal Corporation
2,580,000 3.500%,  6/18/2022 2,629,250
Ventas Realty, LP
1,280,000 3.500%,  2/1/2025 1,257,322
1,920,000 3.850%,  4/1/2027 1,861,888
3,200,000 4.000%,  3/1/2028 3,010,908
VICI Properties, LP / VICI Note
Company, Inc.
180,000 4.250%,  12/1/2026
g
165,150
180,000 4.625%,  12/1/2029
g
163,800
Wells Fargo & Company
4,000,000 4.125%,  8/15/2023 4,123,794
2,560,000 3.000%,  4/22/2026 2,634,966
Welltower, Inc.
2,200,000 4.000%,  6/1/2025 2,226,303
Westpac Banking Corporation
2,900,000 2.894%,  2/4/2030
b
2,782,401
Total 422,785,360
Foreign Government (0.6%)
Bahrain Government International
Bond
3,250,000 5.875%,  1/26/2021 3,167,938
Banco del Estado de Chile
3,850,000 2.704%,  1/9/2025
g
3,583,426
Dominican Republic Government
International Bond
950,000 6.000%,  7/19/2028
g
900,457
Qatar Government International
Bond
1,900,000 4.500%,  4/23/2028
g
2,079,436
Total 9,731,257
Mortgage-Backed Securities (8.0%)
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
3,133,442 3.500%,  5/1/2034 3,302,654
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
9,376,611 3.000%,  3/25/2050 9,835,000
1,600,000 3.000%,  4/1/2050
e
1,678,219
6,309,904 3.500%,  7/1/2047
e
6,691,883
6,103,123 3.000%,  8/1/2047 6,436,906
Federal National Mortgage
Association
1,292,554 4.500%,  5/1/2048 1,394,281
4,976,848 3.500%,  10/1/2048 5,255,750
3,995,679 3.500%,  6/1/2049 4,223,625
5,727,387 3.500%,  8/1/2049 6,065,326
Principal
Amount Long-Term Fixed Income (95.1%) Value
Mortgage-Backed Securities (8.0%) - continued
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
$ 3,500,000 2.500%,  4/1/2035
e
$ 3,631,660
15,900,000 2.000%,  5/1/2035
e
16,317,375
5,000,000 2.500%,  5/1/2035
e
5,184,375
9,795,000 3.000%,  5/1/2035
e
10,230,442
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
16,000,000 2.500%,  5/1/2050
e
16,554,492
24,500,000 3.000%,  4/1/2048
e
25,691,504
5,207,070 4.000%,  7/1/2048 5,560,648
1,025,000 3.000%,  5/1/2049
e
1,073,325
252,939 3.500%,  8/1/2049
e
267,005
Total 129,394,470
Technology (5.0%)
Apple, Inc.
4,450,000 3.250%,  2/23/2026 4,846,009
1,920,000 3.750%,  9/12/2047 2,259,847
Applied Materials, Inc.
1,280,000 3.300%,  4/1/2027 1,362,911
Broadcom Corporation
7,650,000 3.875%,  1/15/2027 7,292,488
3,200,000 3.500%,  1/15/2028 2,965,376
Broadcom, Inc.
3,850,000 4.250%,  4/15/2026
g
3,912,247
Diamond 1 Finance Corporation
423,000 5.875%,  6/15/2021
g
421,414
9,925,000 6.020%,  6/15/2026
g
10,560,612
Diamond Sports Group, LLC
640,000 6.625%,  8/15/2027
g,h
428,000
Fiserv, Inc.
1,300,000 2.750%,  7/1/2024 1,292,584
3,225,000 3.200%,  7/1/2026 3,319,406
Hewlett Packard Enterprise Company
2,560,000 4.400%,  10/15/2022 2,608,337
2,250,000 2.250%,  4/1/2023 2,198,525
Iron Mountain, Inc.
640,000 4.875%,  9/15/2029
g
601,203
Lam Research Corporation
3,250,000 4.000%,  3/15/2029 3,690,360
Marvell Technology Group, Ltd.
1,600,000 4.200%,  6/22/2023 1,635,665
1,900,000 4.875%,  6/22/2028 1,968,519
NVIDIA Corporation
3,200,000 3.500%,  4/1/2040 3,404,277
NXP BV/NXP Funding, LLC
3,250,000 4.875%,  3/1/2024
g
3,469,962
3,250,000 5.350%,  3/1/2026
g
3,513,421
Oracle Corporation
3,900,000 2.800%,  4/1/2027 3,975,359
3,200,000 4.300%,  7/8/2034 3,746,950
3,250,000 3.600%,  4/1/2040 3,235,230
Panasonic Corporation
2,900,000 3.113%,  7/19/2029
g
2,941,624
Seagate HDD Cayman
994,000 4.250%,  3/1/2022 995,946
Texas Instruments, Inc.
3,200,000 4.150%,  5/15/2048 3,957,711
Total 80,603,983

Income Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.1%) Value
Transportation (1.6%)
AerCap Holdings NV
$ 3,200,000 5.875%,  10/10/2079
b
$ 2,208,000
Aircastle, Ltd.
3,215,000 4.400%,  9/25/2023 3,107,957
Burlington Northern Santa Fe, LLC
2,500,000 4.700%,  9/1/2045 3,046,402
3,200,000 4.050%,  6/15/2048 3,698,566
CSX Corporation
1,900,000 2.400%,  2/15/2030 1,871,074
Delta Air Lines, Inc.
1,308,543 4.250%,  7/30/2023 1,200,197
3,200,000 2.900%,  10/28/2024 2,561,242
Hertz Corporation
640,000 6.000%,  1/15/2028
g
336,000
Penske Truck Leasing Company, LP
2,600,000 3.375%,  2/1/2022
g
2,628,042
Union Pacific Corporation
3,200,000 3.250%,  2/5/2050 3,109,346
United Airlines Pass Through Trust
1,185,853 3.750%,  9/3/2026 1,194,546
XPO Logistics, Inc.
640,000 6.125%,  9/1/2023
g
626,400
Total 25,587,772
U.S. Government & Agencies (8.5%)
U.S. Treasury Bonds
16,950,000 2.000%,  2/15/2050 19,686,498
8,000,000 2.375%,  5/15/2029 9,206,250
14,000,000 1.625%,  8/15/2029 15,201,484
19,000,000 1.750%,  11/15/2029 20,885,156
18,250,000 1.500%,  2/15/2030 19,674,356
9,400,000 3.000%,  2/15/2049 13,108,227
32,250,000 2.250%,  8/15/2049 39,236,660
U.S. Treasury Notes
360,000 1.375%,  9/30/2020 362,250
Total 137,360,881
Utilities (8.6%)
AEP Transmission Company, LLC
4,480,000 3.100%,  12/1/2026 4,656,649
Ameren Illinois Company
1,950,000 4.500%,  3/15/2049 2,314,139
American Electric Power Company,
Inc.
3,250,000 3.250%,  3/1/2050 2,824,445
2,565,000 2.950%,  12/15/2022 2,488,162
Arizona Public Service Company
3,200,000 3.500%,  12/1/2049 3,255,279
Baltimore Gas and Electric Company
2,560,000 2.400%,  8/15/2026 2,461,101
Berkshire Hathaway Energy Company
2,575,000 4.450%,  1/15/2049 2,970,172
CenterPoint Energy, Inc.
4,160,000 2.500%,  9/1/2022 4,083,153
3,250,000 2.950%,  3/1/2030 3,074,716
CMS Energy Corporation
2,560,000 3.450%,  8/15/2027 2,595,358
Consolidated Edison Company of
New York, Inc.
1,280,000 2.900%,  12/1/2026 1,294,522
4,750,000 4.125%,  5/15/2049 5,143,157
Consumers Energy Company
1,950,000 4.350%,  4/15/2049 2,345,077
Dominion Energy, Inc.
1,700,000 2.715%,  8/15/2021 1,676,955
Principal
Amount Long-Term Fixed Income (95.1%) Value
Utilities (8.6%) - continued
$ 2,900,000 3.071%,  8/15/2024 $ 2,898,357
2,250,000 4.650%,  12/15/2024
b,i
2,021,873
Duke Energy Corporation
3,840,000 2.650%,  9/1/2026 3,810,810
3,840,000 3.150%,  8/15/2027 3,782,395
3,200,000 3.750%,  9/1/2046 3,067,571
Edison International
1,775,000 3.550%,  11/15/2024 1,763,130
9,000,000 5.750%,  6/15/2027 9,355,159
Exelon Corporation
1,600,000 3.497%,  6/1/2022 1,548,816
3,120,000 3.950%,  6/15/2025 3,134,261
1,660,000 3.400%,  4/15/2026 1,609,457
FirstEnergy Corporation
4,480,000 3.900%,  7/15/2027 4,528,162
1,300,000 4.850%,  7/15/2047 1,453,755
FirstEnergy Transmission, LLC
3,150,000 5.450%,  7/15/2044
g
3,551,450
Georgia Power Company
3,200,000 2.650%,  9/15/2029 3,131,406
ITC Holdings Corporation
5,080,000 4.050%,  7/1/2023 5,201,930
National Rural Utilities Cooperative
Finance Corporation
2,600,000 4.400%,  11/1/2048 2,995,958
Nevada Power Company
2,800,000 6.750%,  7/1/2037 3,695,172
NextEra Energy Operating Partners,
LP
640,000 3.875%,  10/15/2026
g
608,000
NiSource Finance Corporation
1,920,000 4.375%,  5/15/2047 1,947,151
Oncor Electric Delivery Company, LLC
2,490,000 3.750%,  4/1/2045 2,643,771
Pacific Gas and Electric Company
1,270,000 2.950%,  3/1/2026
k,l
1,200,150
1,900,000 3.300%,  12/1/2027
k,l
1,814,500
1,900,000 3.950%,  12/1/2047
k,l
1,714,750
PPL Capital Funding, Inc.
3,205,000 3.500%,  12/1/2022 3,207,252
3,190,000 3.950%,  3/15/2024 3,289,997
PPL Electric Utilities Corporation
3,800,000 3.000%,  10/1/2049 3,651,972
San Diego Gas and Electric Company
3,200,000 4.150%,  5/15/2048 3,446,296
Sempra Energy
3,200,000 3.250%,  6/15/2027 3,110,261
South Carolina Electric & Gas
Company
2,835,000 5.100%,  6/1/2065 3,548,074
Southern California Edison Company
3,200,000 3.650%,  2/1/2050 3,081,364
Southern Company
7,630,000 3.250%,  7/1/2026 7,695,362
TerraForm Power Operating, LLC
640,000 5.000%,  1/31/2028
g
670,592
Total 140,362,039
Total Long-Term Fixed Income
(cost $1,530,495,138) 1,543,984,345

Income Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Collateral Held for Securities Loaned
( 0.8% ) Value
12,377,900 Thrivent Cash Management Trust $ 12,377,900
Total Collateral Held for Securities
Loaned
(cost $12,377,900) 12,377,900
Shares
Registered Investment Companies
( 0.3% ) Value
Unaffiliated  (0.3%)
60,000 Vanguard Short-Term Corporate
Bond ETF 4,746,000
Total 4,746,000
Total Registered Investment
Companies (cost $4,695,996) 4,746,000
Shares Preferred Stock ( 0.1% ) Value
Financials (0.1%)
22,500 Cobank ACB, 6.250%
b,i
2,205,000
Total 2,205,000
Total Preferred Stock
(cost $2,250,000) 2,205,000
Shares Common Stock ( <0.1% ) Value
Financials (<0.1%)
2,247 Glitnir HoldCo ehf.
c,m
0
Total 0
Total Common Stock
(cost $–) 0
Shares or
Principal
Amount Short-Term Investments ( 9.0% ) Value
Federal Home Loan Bank Discount
Notes
200,000 1.550%, 4/7/2020
n,o
199,998
500,000 1.520%, 4/15/2020
n,o
499,986
800,000 1.350%, 4/17/2020
n
799,975
200,000 0.500%, 5/12/2020
n,o
199,984
200,000 0.500%, 5/13/2020
n
199,984
200,000 0.150%, 5/20/2020
n,o
199,981
200,000 0.500%, 6/9/2020
n,o
199,973
200,000 0.530%, 6/12/2020
n,o
199,972
200,000 0.170%, 6/16/2020
n,o
199,971
Thrivent Core Short-Term Reserve
Fund
14,404,127 1.570% 143,753,189
U.S. Treasury Bills
300,000 1.243%, 4/30/2020
n,p,q
299,985
200,000 0.275%, 7/23/2020
n,p,q
199,933
Total Short-Term Investments (cost
$147,058,110) 146,952,931
Total Investments (cost
$1,711,298,425) 106.1% $1,722,837,870
Other Assets and Liabilities, Net
(6.1%) (99,323,567)
Total Net Assets 100.0% $1,623,514,303
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of March
31, 2020. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by
security and the reference rate and spread are indicated in
their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current
market conditions.  These securities do not indicate a reference rate and spread in their description.
c Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial
Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or delayed
delivery basis.
f In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.
g Denotes securities sold under Rule 144A of the Securities Act of
1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other
qualified institutional buyers. As of March 31, 2020, the value of these investments was $263,244,538 or 16.2% of total net
assets.
h All or a portion of the security is on loan.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j All or a portion of the security is insured or guaranteed.
k Defaulted security.  Interest is not being accrued.
l In bankruptcy.  Interest is not being accrued.
m Non-income producing security.
n The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
p All or a portion of the security was earmarked to cover written options.
q All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and the
fund for open swap contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Portfolio as of March 31,
2020:
Securities Lending Transactions
Long-Term Fixed Income $ 11,976,887
Total lending $11,976,887
Gross amount payable upon return of
collateral for securities loaned $12,377,900
Net amounts due to counterparty $401,013
Definitions:
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series

Income Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Rate Index:
LIBOR 1W - ICE Libor USD Rate 1 Week
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
PRIME - Federal Reserve Prime Loan Rate
USISDA 10Y - ICE Swap USD Rate 10 Year
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2020, in valuing Income Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 501,896 – 73,687 428,209
Capital Goods 949,451 – 949,451 –
Communications Services 3,371,183 – 2,748,047 623,136
Consumer Cyclical 1,946,516 – 1,501,409 445,107
Consumer Non-Cyclical 2,760,037 – 2,760,037 –
Energy 891,415 – 891,415 –
Financials 1,252,647 – 1,252,647 –
Technology 898,549 – 898,549 –
Long-Term Fixed Income
Asset-Backed Securities 18,681,569 – 18,681,569 –
Basic Materials 34,587,600 – 34,587,600 –
Capital Goods 52,085,492 – 52,085,492 –
Collateralized Mortgage Obligations 743,344 – 743,344 –
Communications Services 133,504,759 – 133,504,759 –
Consumer Cyclical 77,179,011 – 77,179,011 –
Consumer Non-Cyclical 179,003,028 – 179,003,028 –
Energy 102,373,780 – 102,373,780 –
Financials^ 422,785,360 – 422,785,360 0
Foreign Government 9,731,257 – 9,731,257 –
Mortgage-Backed Securities 129,394,470 – 129,394,470 –
Technology 80,603,983 – 80,603,983 –
Transportation 25,587,772 – 25,587,772 –
U.S. Government & Agencies 137,360,881 – 137,360,881 –
Utilities 140,362,039 – 140,362,039 –
Registered Investment Companies
Unaffiliated 4,746,000 4,746,000 – –
Preferred Stock
Financials 2,205,000 – 2,205,000 –
Common Stock
Financials^ 0 – – 0
Short-Term Investments 3,199,742 – 3,199,742 –
Subtotal Investments in Securities $1,566,706,781 $4,746,000 $1,560,464,329 $1,496,452
Other Investments  * Total
Affiliated Short-Term Investments 143,753,189
Collateral Held for Securities Loaned 12,377,900
Subtotal Other Investments $156,131,089
Total Investments at Value $1,722,837,870
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ Level 3 security in this section is fair valued at <$1.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 3,068,405 3,068,405 – –
Credit Default Swaps 446,655 – 446,655 –
Total Asset Derivatives $3,515,060 $3,068,405 $446,655 $–

Income Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents Income Portfolio's futures contracts held as of March 31, 2020. Investments and/or cash totaling $1,699,865 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT U.S. Long Bond 206 June 2020 $ 33,818,470 $ 3,068,405
Total Futures Long Contracts $ 33,818,470 $ 3,068,405
Total Futures Contracts $ 33,818,470 $3,068,405
The following table presents Income Portfolio's swaps contracts held as of March 31, 2020. Investments totaling $499,918 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized Gain/
(Loss)
CDX IG 33, 5 Year, at 1.00%, Quarterly Buy 12/20/2024 $ 25,000,000 $ – $ 446,655 $ 446,655
Total Credit Default Swaps $– $446,655 $446,655
1 As the buyer of protection, Income Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Income Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Income Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the
Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Income Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
3/31/2020
Shares Held at
3/31/2020
% of Net Assets
3/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.570% $153,682 $161,637 $171,372 $143,753 14,404 8.8%
Total Affiliated Short-Term Investments 153,682 143,753 8.8
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 7,425 54,333 49,380 12,378 12,378 0.8
Total Collateral Held for Securities Loaned 7,425 12,378 0.8
Total Value $161,107 $156,131

Income Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 3/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.570% $(87) $(107) – $662
Total Income/Non Income Cash from Affiliated Investments $662
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 21
Total Affiliated Income from Securities Loaned, Net $21
Total Value $(87) $(107) $–

International Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 85.1% ) Value
Australia (3.9%)
40,269 Ansell, Ltd. $ 666,851
193,457 Aristocrat Leisure, Ltd. 2,506,750
314,565 Austal, Ltd. 568,121
1,146,222 Beach Energy, Ltd. 798,795
125,179 BHP Group, Ltd. 2,270,913
56,378 Breville Group, Ltd. 588,510
208,886 BWP Trust 429,809
86,448 Carsales.com, Ltd. 621,164
378,610 Charter Hall Group 1,588,099
205,451 Commonwealth Bank of Australia 7,751,684
22,206 Computershare, Ltd. 132,933
109,479 CSL, Ltd. 19,845,461
141,077 CSR, Ltd. 270,342
233,775 Evolution Mining, Ltd. 546,365
470,180 Genworth Mortgage Insurance
Australia, Ltd. 638,898
347,086 Independence Group NL 891,649
323,871 IPH, Ltd. 1,421,909
19,457 IRESS, Ltd. 123,729
3,446 JB Hi-Fi, Ltd. 59,332
7,370 Mineral Resources, Ltd. 62,358
16,572 Newcrest Mining, Ltd. 227,579
21,504 Nick Scali, Ltd. 44,654
95,593 Northern Star Resources, Ltd. 619,252
29,292 Perpetual, Ltd. 446,477
943,993 Perseus Mining, Ltd.
a
536,476
81,968 Pro Medicus, Ltd. 968,812
410,565 Ramelius Resources, Ltd. 252,220
848,224 Regis Resources, Ltd. 1,885,107
68,357 Rio Tinto, Ltd. 3,521,721
483,852 Saracen Mineral Holdings, Ltd.
a
1,088,040
102,856 Select Harvests, Ltd. 440,136
309,463 Silver Lake Resources, Ltd.
a
263,527
45,596 Super Retail Group, Ltd. 130,414
226,814 Technology One, Ltd. 1,095,592
215,835 Transurban Group 1,607,678
831,604 Vita Group, Ltd. 392,341
159,408 Westgold Resources, Ltd.
a
185,260
38,702 Woodside Petroleum, Ltd. 429,456
Total 55,918,414
Austria (0.2%)
9,232 AT&S Austria Technologie &
Systemtechnik AG 133,725
19,741 BAWAG Group AG
b
550,681
660 EVN AG 9,648
9,914 Immofinanz AG 179,523
40,863 OMV AG 1,118,294
7,707 S IMMO AG 149,601
38,285 UNIQA Insurance Group AG 294,448
60,603 Wienerberger AG 946,784
Total 3,382,704
Belgium (0.2%)
9,434 Barco NV 1,441,442
5,035 bpost SA 35,498
4,217 Gimv NV 219,124
14,402 KBC Ancora 399,877
10,133 Mobistar SA 178,155
5,480 NV Bekaert SA 91,328
16,979 SA D'Ieteren NV 842,180
Total 3,207,604
Bermuda (0.1%)
13,198 Golden Ocean Group, Ltd. 41,093
11,000 K Wah International Holdings, Ltd. 4,726
Shares Common Stock (85.1%) Value
Bermuda (0.1%) - continued
74,000 Road King Infrastructure, Ltd. $ 111,135
271,000 Shanghai Industrial Urban
Development Group, Ltd. 25,585
1,968,000 Yuexiu Transport Infrastructure, Ltd. 1,191,010
Total 1,373,549
Brazil (0.5%)
189,700 Banco ABC Brasil SA 487,019
57,600 Banco do Brasil SA 307,615
471,900 BR Malls Participacoes SA 897,283
53,800 Cosan SA 556,627
160,700 EDP - Energias do Brasil SA 502,564
26,702 Embraer SA ADR
a
197,595
128,747 Gerdau SA ADR 245,907
47,900 GOL Linhas Aereas Inteligentes SA
a
103,892
122,000 Iochpe-Maxion SA 259,679
131,952 Itau Unibanco Holding SA ADR 592,465
825,900 Metalurgica Gerdau SA 727,973
65,100 Petrobras Distribuidora SA 197,201
273,078 Petroleo Brasileiro SA 733,134
81,677 Petroleo Brasileiro SA ADR 449,223
190,400 Randon SA Implementos e
Participacoes 199,337
32,800 Tupy SA 82,188
23,200 Vale SA ADR 192,328
Total 6,732,030
Canada (5.9%)
4,748 Agnico Eagle Mines, Ltd. 189,542
95,218 Alaris Royalty Corporation 558,196
94,296 Allied Properties REIT 2,997,800
64,785 Bank of Montreal 3,271,244
130,356 Barrick Gold Corporation 2,395,371
32,324 Canadian Natural Resources, Ltd. 442,150
189,524 CGI, Inc.
a
10,260,665
754,507 CI Financial Corporation 7,489,848
69,052 First Quantum Minerals, Ltd. 352,792
200,488 Granite REIT 8,281,367
5,493 Kirkland Lake Gold, Ltd. 161,789
192,002 Laurentian Bank of Canada
c
4,169,389
414,316 Manulife Financial Corporation 5,202,134
287,183 Northland Power, Inc. 5,732,232
86,668 Onex Corporation 3,172,222
90,402 Peyto Exploration & Development
Corporation
c
95,714
63,203 Power Corporation of Canada 1,016,781
180,802 Quebecor, Inc. 3,996,838
70,370 RioCan REIT 806,557
1,278 Shopify Inc. 532,836
180,590 Sun Life Financial, Inc. 5,809,216
17,406 Suncor Energy, Inc. 277,794
18,688 TMX Group, Ltd. 1,391,275
358,838 Toronto-Dominion Bank 15,255,651
15,374 TransCanada Energy Corporation 683,325
Total 84,542,728
Cayman Islands (1.8%)
145,500 3SBio, Inc.
a,b
149,682
42,300 ASM Pacific Technology, Ltd. 392,220
78,000 Ausnutria Dairy Corporation, Ltd. 122,564
16,686 Baidu.com, Inc. ADR
a
1,681,782
358,800 Budweiser Brewing Company APAC,
Ltd.
b
922,736
94,000 Central China Real Estate, Ltd. 47,528
346,000 China Aoyuan Group, Ltd. 398,665
35,000 China Mengniu Dairy Company, Ltd. 120,705

International Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (85.1%) Value
Cayman Islands (1.8%) - continued
525,334 China Resources Land, Ltd. $ 2,144,148
135,000 China Shineway Pharmaceutical
Group, Ltd. 100,706
290,000 Consun Pharmaceutical Group, Ltd. 130,083
121,000 Fu Shou Yuan International Group,
Ltd. 105,759
234,000 Goodbaby International Holdings,
Ltd.
a
25,441
323,000 IGG, Inc. 191,163
261,500 Kingboard Holdings, Ltd. 606,218
78,000 Longfor Group Holdings, Ltd.
b
375,406
5,514 NetEase, Inc. ADR 1,769,773
8,736 New Oriental Education & Technology
Group, Inc. ADR
a
945,584
262,400 Sands China, Ltd. 954,636
3,943,500 Shui On Land, Ltd. 657,140
63,000 SITC International Holdings Company,
Ltd. 58,641
6,777 TAL Education Group ADR
a
360,943
211,924 Tencent Holdings, Ltd. 10,474,898
238,000 Tingyi (Cayman Islands) Holding
Corporation 386,948
799,000 Value Partners Group, Ltd. 339,464
17,000 Vinda International Holdings, Ltd. 40,936
22,177 Vipshop Holdings, Ltd. ADR
a
345,518
221,500 WH Group, Ltd.
b
204,447
48,000 Wisdom Marine Lines Company, Ltd. 34,291
373,200 Wynn Macau, Ltd. 559,692
8,474 ZTO Express, Inc. ADR
a
224,391
Total 24,872,108
Chile (0.1%)
28,985 Banco Santander Chile SA ADR 438,543
82,162 CAP SA 352,397
Total 790,940
China (2.6%)
60,186 Alibaba Group Holding, Ltd. ADR
a
11,704,974
23,800 Anhui Conch Cement Company, Ltd.,
Class A 182,264
168,500 Anhui Conch Cement Company, Ltd.,
Class H 1,157,531
1,412,000 Bank of China, Ltd. 537,497
2,021,000 Bank of Communications Company,
Ltd. 1,230,914
22,500 Bank of Ningbo Company, Ltd. 72,678
92,200 Beijing SL Pharmaceutical Company,
Ltd. 154,057
1,680,000 China Coal Energy Company, Ltd. 462,090
2,143,000 China Construction Bank Corporation 1,741,931
346,000 China Everbright Bank Company, Ltd. 131,617
38,300 China National Accord Medicines
Corporation, Ltd. 214,260
490,000 China National Building Material
Company, Ltd. 526,412
12,988 China Petroleum & Chemical
Corporation ADR 632,516
302,600 China Resources Double-Crane
Pharmaceutical Company, Ltd. 536,139
127,672 China Resources Sanjiu Medical and
Pharmaceutical Company, Ltd. 496,660
4,976,000 China Telecom Corporation, Ltd. 1,507,652
37,600 China Vanke Company, Ltd. 134,564
261,000 China Vanke Company, Ltd. 850,040
303,600 China Yangtze Power Company, Ltd. 738,317
613,000 CNOOC, Ltd. 637,014
Shares Common Stock (85.1%) Value
China (2.6%) - continued
140,100 Huaan Securities Company, Ltd. $ 151,654
96,140 Hualan Biological Engineering, Inc. 644,117
1,904,000 Industrial and Commercial Bank of
China, Ltd. 1,298,869
375,449 Inner Mongolia Eerduosi Resources
Company, Ltd. 394,567
54,130 JD.com, Inc. ADR
a
2,192,265
158,000 Jiangxi Copper Company, Ltd. 144,984
6,792 Kweichow Moutai Company, Ltd. 1,055,528
40,600 Livzon Pharmaceutical Group, Inc. 222,661
62,133 Midea Group Company, Ltd. 420,457
348,278 Ping An Insurance Company of China,
Ltd. 3,401,374
288,000 Shandong Weigao Group Medical
Polymer Company, Ltd. 361,543
8,500 Shanghai Haohai Biological
Technology Company, Ltd.
b
31,581
124,600 Shanghai Pharmaceuticals Holding
Company, Ltd. 210,244
69,200 Sinopharm Group Company, Ltd. 153,326
391,000 Tong Ren Tang Technologies
Company, Ltd. 309,637
32,000 Tsingtao Brewery Company, Ltd. 161,751
56,800 Winning Health Technology Group
Company, Ltd. 165,811
13,800 Wuliangye Yibin Company, Ltd. 221,986
1,225,000 Xiamen C&D, Inc. 1,311,535
485,000 Zoomlion Heavy Industry Science and
Technology Company, Ltd. 385,660
Total 36,888,677
Colombia (<0.1%)
3,034 Bancolombia SA ADR 75,729
Total 75,729
Czech Republic (<0.1%)
68 Philip Morris CR 36,489
Total 36,489
Denmark (1.8%)
27,448 Coloplast AS 3,980,685
36,261 DSV AS 3,297,179
26,320 GN Store Nord AS 1,166,980
247,893 Novo Nordisk AS 14,803,201
7,014 Per Aarsleff Holding AS 153,604
13,667 Scandinavian Tobacco Group AS
b
137,232
8,734 SimCorp AS 728,225
35,215 Topdanmark AS 1,413,058
Total 25,680,164
Egypt (<0.1%)
235,464 EFG Hermes Holding Company 124,015
Total 124,015
Finland (0.6%)
10,533 Kesko Oyj 595,629
27,164 Raisio Oyj 88,036
193,781 UPM-Kymmene Oyj
c
5,283,817
32,561 Uponor Oyj 293,206
93,247 Valmet Oyj 1,810,222
Total 8,070,910
France (4.4%)
10,206 Beneteau SA 67,212
75,316 CNP Assurances 729,254
103,369 Coface SA 656,397

International Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (85.1%) Value
France (4.4%) - continued
46,021 Credit Agricole SA $ 325,640
75,847 Derichebourg 207,503
29,665 Electricite de France 231,966
145,714 Engie 1,492,179
6,837 Gaztransport Et Technigaz SA 492,253
4,518 Hermes International 3,074,100
17,348 Innate Pharma SA
a
113,879
8,370 Jacquet Metal Service 78,234
14,355 Kaufman & Broad SA 440,993
21,533 Klepierre SA 410,453
207,263 Legrand SA 13,367,972
17,427 L'Oreal SA 4,510,300
25,472 LVMH Moet Hennessy Louis Vuitton
SE 9,341,899
3,467 Maisons du Monde SA
b
27,363
31,183 Metropole Television SA 345,120
12,594 Orange SA 152,481
21,738 Quadient SAS 381,580
186,803 Rexel SA 1,375,500
8,891 Sanofi 769,738
162,327 Schneider Electric SE 13,720,360
4,867 Societe BIC SA 270,328
2,537 Sopra Group SA 277,507
187,890 Total SA 7,079,477
29,377 Vinci SA 2,400,377
282 Virbac SA
a
49,542
Total 62,389,607
Germany (4.6%)
47,532 Aareal Bank AG 781,481
18,797 Adidas AG 4,173,451
99,628 Allianz SE 16,966,416
153,575 Alstria Office REIT AG 2,203,951
2,936 Amadeus Fire AG 248,150
42,457 Bayer AG 2,432,724
4,341 Bechtle AG 546,588
23,306 CANCOM SE 979,709
26,785 Daimler AG 799,913
71,281 Deutsche Boerse AG 9,792,881
544,774 Deutsche Pfandbriefbank AG
b
4,112,570
106,482 Deutsche Telekom AG 1,375,263
127,907 Deutz AG 465,280
29,606 Dialog Semiconductor plc
a
769,550
3,560 Eckert & Ziegler Strahlen- und
Medizintechnik AG 552,909
38,368 Freenet AG 671,299
35,150 Gerresheimer AG 2,216,505
7,729 Hamburger Hafen und Logistik AG 107,088
5,419 HelloFresh SE
a
176,959
45,529 Jungheinrich AG 692,842
33,597 Klockner & Company SE 122,389
7,495 Nemetschek SE 365,364
1,690 New Work SE 355,636
11,561 Rheinmetall AG 803,453
33,473 SAP SE 3,737,195
21,884 Scout24 AG
b
1,308,203
17,735 Siltronic AG 1,283,013
7,989 Software AG 238,101
1,225 STO SE & Company 112,137
326,799 TAG Immobilien AG 6,426,998
30,951 Takkt AG 239,187
Total 65,057,205
Greece (<0.1%)
8,304 Motor Oil (Hellas) Diilistiria Korinthou
AE 101,355
Shares Common Stock (85.1%) Value
Greece (<0.1%) - continued
69,796 Mytilineos SA $ 466,486
Total 567,841
Hong Kong (1.4%)
594,071 AIA Group, Ltd. 5,319,692
31,500 BOC Hong Kong (Holdings), Ltd. 86,468
132,624 China Mobile, Ltd. 993,922
275,500 China Resources Pharmaceutical
Group, Ltd.
b
164,495
320,000 China Traditional Chinese Medicine
Holdings Company, Ltd. 144,359
1,130,000 CITIC Telecom International Holdings,
Ltd. 372,856
1,960,000 CITIC, Ltd. 2,031,327
142,000 CSPC Pharmaceutical Group, Ltd. 279,327
252,000 Far East Horizon, Ltd. 201,702
186,000 Fosun International, Ltd. 213,529
592,000 Galaxy Entertainment Group, Ltd. 3,117,958
424,778 Hang Lung Group, Ltd. 887,780
40,500 Hong Kong Exchanges & Clearing,
Ltd. 1,213,352
141,000 Hysan Development Company, Ltd. 455,345
12,000 Link REIT 101,142
591,000 Melco International Development,
Ltd. 847,123
750,000 New World Development Company,
Ltd. 799,707
271,000 Shanghai Industrial Holdings, Ltd. 405,917
816,000 Shun Tak Holdings, Ltd. 275,878
289,000 Sun Hung Kai & Company, Ltd. 108,223
74,500 Sun Hung Kai Properties, Ltd. 974,016
328,000 United Laboratories International
Holdings 261,856
4,440,000 Yuexiu Property Company, Ltd. 793,337
Total 20,049,311
India (0.9%)
33,116 Alembic Pharmaceuticals, Ltd. 231,463
117,114 Amara Raja Batteries, Ltd. 740,736
10,607 Asian Paints, Ltd. 233,648
20,708 Bajaj Auto, Ltd. 552,102
117,116 Coal India, Ltd. 215,210
26,182 Divi's Laboratories, Ltd. 683,074
2,928 Dr. Lal PathLabs, Ltd.
b
53,853
15,536 Dr. Reddy's Laboratories, Ltd. ADR 626,567
421 Gillette India, Ltd. 30,381
77,085 Granules India, Ltd. 143,490
16,246 Greaves Cotton, Ltd.
a
14,936
239,172 HCL Technologies, Ltd. 1,379,628
58,728 Heidelberg Cement India, Ltd. 109,605
78,543 Housing Development Finance
Corporation 1,695,299
7,949 ICICI Bank, Ltd. ADR 67,567
47,245 Infosys, Ltd. ADR 387,881
104,427 Jindal Saw, Ltd. 63,330
6,036 Maruti Suzuki India, Ltd. 340,462
14,457 Mindtree, Ltd. 158,365
9,410 Multi Commodity Exchange of India,
Ltd. 139,527
1,933 Nestle India, Ltd. 417,944
4,232 NIIT Technologies, Ltd. 64,056
382,684 Oil and Natural Gas Corporation, Ltd. 342,633
10,935 Persistent Systems, Ltd. 79,625
26,198 Polycab India, Ltd. 255,159
13,673 PVR, Ltd. 213,795
20,396 Reliance Industries, Ltd. 297,419

International Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (85.1%) Value
India (0.9%) - continued
29,272 Syngene International, Ltd.
b
$ 91,682
43,165 Tata Consultancy Services, Ltd. 1,038,423
80,448 Tata Elxsi, Ltd. 665,731
145,508 Tech Mahindra, Ltd. 1,083,883
255,489 Wipro, Ltd. ADR 792,016
Total 13,209,490
Indonesia (0.1%)
2,589,056 Astra International Tbk PT 615,548
569,600 Industri Jamu Dan Farmasi Sido
Muncul Tbk PT 40,692
1,441,000 Media Nusantara Citra Tbk PT 79,617
2,063,100 Mitra Adiperkasa Tbk PT 59,735
1,815,500 PT PP (Persero) Tbk 61,039
23,864 Telekomunikasi Indonesia Persero
Tbk PT ADR 459,382
1,716,800 Wijaya Karya Persero Tbk PT 86,964
Total 1,402,977
Ireland (0.1%)
112,817 Glanbia plc 1,228,084
168,430 Greencore Group plc 343,947
119,764 Hibernia REIT plc 138,162
Total 1,710,193
Israel (1.1%)
624,255 Bank Leumi Le-Israel BM 3,442,119
96,337 First International Bank of Israel, Ltd. 2,327,539
2,758,653 Israel Discount Bank, Ltd. 8,043,867
10,491 Mizrahi Tefahot Bank, Ltd. 193,094
842 Paz Oil Company, Ltd. 70,318
160,435 Plus500, Ltd. 2,122,177
Total 16,199,114
Italy (2.0%)
804,739 A2A SPA 992,844
10,631 Acea SPA 168,734
19,281 Amplifon SPA 391,660
112,151 Anima Holding SPA
b
298,028
32,509 ASTM SPA 572,950
84,840 Azimut Holding SPA 1,207,505
87,783 Banca Generali SPA 1,824,086
32,676 Banca Popolare Di Sondrio SCRL 49,307
60,630 Buzzi Unicem SPA 1,107,307
38,372 Cerved Information Solutions SPA 227,463
9,223 DiaSorin SPA 1,215,723
87,060 Enav SPA
b
383,868
801,406 Enel SPA 5,527,980
89,634 Eni SPA 890,736
33,469 Falck Renewables SPA 172,956
199,287 Hera SPA 720,998
12,411 Infrastrutture Wireless Italiane SPA
b
134,384
632,865 Intesa Sanpaolo SPA 1,024,015
328,319 Iren SPA 818,099
82,568 Italgas SPA 451,761
13,206 La Doria SPA 126,789
927,233 Piaggio & C. SPA 1,638,288
140,727 Recordati SPA 5,929,205
2,910 Reply SPA 176,923
2,143,802 Telecom Italia SPA 867,756
203,078 UniCredit SPA 1,571,132
87,215 Unipol Gruppo SPA 297,427
Total 28,787,924
Japan (19.4%)
26,000 Adeka Corporation 323,723
Shares Common Stock (85.1%) Value
Japan (19.4%) - continued
122 AEON REIT Investment Corporation $ 117,267
12,700 Aica Kogyo Company, Ltd. 362,362
55,500 Aichi Corporation 347,931
206,300 Air Water, Inc. 2,825,244
14,800 Aisan Industry Company, Ltd. 68,854
900 Alpen Company, Ltd. 13,341
53,400 AOKI Holdings, Inc. 357,609
44,200 Aoyama Trading Company, Ltd. 378,142
1,000 Arata Corporation 42,757
19,900 Arcland Sakamoto Company, Ltd. 178,963
11,900 Arcs Company, Ltd. 213,786
5,000 Argo Graphics, Inc. 163,385
5,200 Asahi Holdings, Inc. 109,028
2,800 ASKUL Corporation 82,503
18,000 Autobacs Seven Company, Ltd. 207,192
22,700 Avex, Inc. 179,114
14,800 BayCurrent Consulting, Inc. 693,572
5,800 BML, Inc. 155,796
54,800 Bridgestone Corporation 1,677,462
41,400 Bunka Shutter Company, Ltd. 301,424
28,100 Canon Electronics, Inc. 413,231
18,600 Central Glass Company, Ltd. 321,601
88,000 Chiyoda Company, Ltd. 946,879
8,000 Chiyoda Integre Company, Ltd. 118,631
264,626 Citizen Watch Company, Ltd. 933,661
8,300 Cocokara Fine, Inc. 430,133
23,000 Computer Engineering & Consulting,
Ltd. 290,210
5,200 CONEXIO Corporation 65,066
12,000 Cosel Company, Ltd. 108,800
2,500 Create SD Holdings Company, Ltd. 62,539
6,500 Daiichi Jitsugyo Company, Ltd. 205,384
23,600 Daiichikosho Company, Ltd. 631,586
13,200 Daiseki Company, Ltd. 279,504
60,823 Daito Trust Construction Company,
Ltd. 5,648,236
158,700 DCM Holdings Company, Ltd. 1,467,895
184,100 Dena Company, Ltd. 2,016,525
267,600 Denso Corporation 8,551,017
33,000 Dexerials Corporation 211,410
8,100 Doshisha Company, Ltd. 95,767
2,900 Doutor Nichires Holdings Company,
Ltd. 44,000
120,822 DTS Corporation 2,097,811
2,200 Earth Chemical Company, Ltd. 116,453
8,000 Ebara Corporation 150,477
59,600 EDION Corporation 491,646
22,900 EPS Holdings, Inc. 238,248
25,500 eREX Company, Ltd. 289,426
287,400 Exedy Corporation 4,229,916
2,100 Ezaki Glico Company, Ltd. 87,942
86,400 F@N Communications, Inc. 333,699
500 Fancl Corporation 11,165
105 Frontier Real Estate Investment
Corporation 297,464
49,200 Fuji Oil Holdings, Inc. 1,184,052
99,100 Fuji Soft, Inc. 3,181,496
2,600 Fujibo Holdings, Inc. 69,179
28 Fukuoka REIT Corporation 29,056
5,900 Fuyo General Lease Company, Ltd. 298,694
39,200 Glory, Ltd. 900,681
29,600 Goldcrest Company, Ltd. 444,923
165,800 Gree, Inc. 639,090
346,391 GS Yuasa Corporation 4,635,637
55,800 Hachijuni Bank, Ltd. 201,039
900 Hamakyorex Company, Ltd. 21,855

International Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (85.1%) Value
Japan (19.4%) - continued
299,400 Hanwa Company, Ltd. $ 4,635,860
943 Heiwa Real Estate REIT, Inc. 878,432
268,087 Hino Motors, Ltd. 1,429,753
24,900 Hogy Medical Company, Ltd. 777,858
161,200 Hokuetsu Corporation 601,886
8,000 Hosiden Corporation 55,552
4,700 House Foods Group, Inc. 152,939
85,800 IBIDEN Company, Ltd. 1,872,499
790 Ichigo Real Estate Investment
Corporation 548,140
40,300 Ichigo, Inc. 93,108
33,300 Iida Group Holdings Company, Ltd. 460,244
6,600 Inabata & Company, Ltd. 71,622
33,300 INES Corporation 417,676
2,600 Internet Initiative Japan Inc. 85,342
2,585 Invincible Investment Corporation 583,178
11,200 Izumi Company, Ltd. 308,507
3,100 JAFCO Company, Ltd. 80,595
27,200 Japan Aviation Electronics Industry,
Ltd. 325,488
12,152 Japan Hotel REIT Investment
Corporation 3,547,395
75,500 Japan Lifeline Company, Ltd. 946,038
163 Japan Logistics Fund, Inc. 363,119
292,800 JVCKENWOOD Corporation 526,305
1,918,959 JXTG Holdings, Inc. 6,538,636
6,400 Kadokawa Dwango Corporation 80,318
10,700 Kaken Pharmaceutical Company, Ltd. 498,793
589,211 Kandenko Company, Ltd. 4,682,727
1,700 Kanematsu Corporation 17,332
5,400 Kanematsu Electronics, Ltd. 169,153
2,029 Kao Corporation 165,299
1,167 Kenedix Retail REIT Corporation 1,657,558
35,400 Kenedix, Inc. 134,352
1,000 Kewpie Corporation 20,015
7,400 Keyence Corporation 2,379,193
247,000 Kinden Corporation 3,634,464
41,900 KITZ Corporation 251,849
41,500 KLab, Inc.
a
259,834
3,700 Koei Tecmo Holdings Company, Ltd. 95,142
39,100 Kohnan Shoji Company, Ltd. 791,891
71,400 Kokuyo Company, Ltd. 994,074
22,500 KOMEDA Holdings Company, Ltd. 346,549
72,700 KOMERI Company, Ltd. 1,298,408
63,800 Konoike Transport Company, Ltd. 680,517
176,200 K's Holdings Corporation 1,665,063
14,200 Kureha Corporation 575,790
18,200 Kyokuto Kaihatsu Kogyo Company,
Ltd. 197,905
83,700 KYORIN Holdings, Inc. 1,709,193
74,100 Lintec Corporation 1,550,814
25,900 Macnica Fuji Electronics Holdings,
Inc. 318,193
29,500 Mandom Corporation 563,732
1,191,600 Marubeni Corporation 5,913,987
19,068 Maruichi Steel Tube, Ltd. 456,680
62,000 Matsumotokiyoshi Holdings Company,
Ltd. 2,260,112
1,409 MCUBS MidCity Investment
Corporation 998,425
5,900 Megmilk Snow Brand Company, Ltd. 134,013
22,300 Meiko Network Japan Company, Ltd. 157,000
800 Ministop Company, Ltd. 10,792
36,400 MIRAIT Holdings Corporation 451,910
655,700 Mitsubishi Corporation 13,869,521
5,000 Mitsubishi Logistics Corporation 100,652
Shares Common Stock (85.1%) Value
Japan (19.4%) - continued
79,200 Mitsubishi Materials Corporation $ 1,619,094
4,800 Mitsubishi Pencil Company, Ltd. 63,009
6,200 Mitsubishi Research Institute, Inc. 188,552
12,600 Mitsubishi Shokuhin Company, Ltd. 322,580
939,100 Mitsui & Company, Ltd. 13,038,189
27,400 Mitsui Mining and Smelting Company,
Ltd. 455,008
8,400 Mitsui Sugar Company, Ltd. 161,507
11,300 Morinaga Milk Industry Company, Ltd. 435,860
12,700 Nagase & Company., Ltd. 149,263
44,600 NEC Networks & System Integration
Corporation 1,807,896
7,300 Nichiha Corporation 137,935
130,800 Nichi-Iko Pharmaceutical Company,
Ltd. 1,731,665
32,800 Nichirei Corporation 923,578
19,400 Nihon Chouzai Company, Ltd. 297,069
49,700 Nihon Unisys, Ltd. 1,325,661
24,000 Nikkiso Company, Ltd. 177,063
27,600 Nikkon Holdings Company, Ltd. 538,129
1,400 Nintendo Company, Ltd. 544,115
47,600 Nippon Electric Glass Company, Ltd. 633,890
27,600 Nippon Flour Mills Company, Ltd. 431,045
4,313,144 Nippon Light Metal Holdings
Company, Ltd. 6,715,474
818,847 Nippon Steel Corporation 6,980,108
63,300 Nippon Steel Trading Corporation 2,134,051
60,600 Nippon Suisan Kaisha, Ltd. 266,683
66,418 Nishimatsu Construction Company,
Ltd. 1,268,090
8,800 Nishio Rent All Company, Ltd. 183,883
160,405 Nissan Motor Company, Ltd. 536,669
32,600 Nisshin Oillio Group, Ltd. 1,097,142
3,600 Nitto Kogyo Corporation 57,175
14,000 Nojima Corporation 230,136
10,800 NOK Corporation 118,285
24,800 Nomura Company, Ltd. 187,715
4,600 Noritake Company, Ltd. 145,265
57,600 NSD Company, Ltd. 767,673
8,700 OBIC Business Consultants Company,
Ltd. 353,193
4,500 Oki Electric Industry Company, Ltd. 42,066
30,850 Okinawa Electric Power Company, Inc. 564,706
410,400 Onward Holdings Company, Ltd. 1,803,729
26,700 Open House Company, Ltd. 549,413
15,400 Oracle Corporation Japan 1,343,234
2,500 Organo Corporation 126,430
45,200 Otsuka Corporation 1,926,900
12,900 Paramount Bed Holdings Company,
Ltd. 533,231
158,302 Park24 Company, Ltd. 2,333,634
1,249 Premier Investment Corporation 1,382,118
21,100 Prima Meat Packers, Ltd. 477,686
6,184 Recruit Holdings Company, Ltd. 159,741
29,400 Relia, Inc. 284,661
59,000 Rengo Company, Ltd. 458,616
10,000 Restar Holdings Corporation 138,304
67,300 Rinnai Corporation 4,744,011
165,800 Riso Kyoiku Corporation, Ltd. 439,433
6,100 ROHTO Pharmaceutical Company, Ltd. 166,665
17,100 Saint Marc Holdings Company, Ltd. 274,240
6,700 Saizeriya Company, Ltd. 126,411
64,200 Samty Corporation, Ltd. 711,401
26,500 Sanki Engineering Company, Ltd. 296,680
90,600 Sanyo Special Steel Company, Ltd. 809,464
29,400 Sato Holdings Corporation 573,546

International Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (85.1%) Value
Japan (19.4%) - continued
40,700 Sawai Pharmaceutical Company, Ltd. $ 2,180,742
7,000 SB Technology Corporation 137,931
36,800 SCSK Corporation 1,628,103
57,800 Seiko Holdings Corporation 926,756
40,200 Seino Holdings Company, Ltd. 436,451
900 SEIREN Company, Ltd. 10,780
38,700 Senko Group Holdings Company, Ltd. 299,385
21,400 Shikoku Electric Power Company 168,799
18,800 Shimachu Company, Ltd. 462,137
48,800 SHIMAMURA Company, Ltd. 2,949,170
93,200 Shinko Electric Industries Company,
Ltd. 887,668
10,109 Shiseido Company, Ltd. 594,131
400 Showa Sangyo Company, Ltd. 11,905
118,500 SKY Perfect JSAT Holdings, Inc. 423,665
183,200 SoftBank Corporation 2,333,728
79,500 SoftBank Group Corporation 2,814,490
2,783,400 Sojitz Corporation 6,526,085
63 Star Asia Investment Corporation 49,924
7,400 Starts Corporation, Inc. 137,126
49,900 Sugi Holdings Company, Ltd. 2,672,117
1,162,000 Sumitomo Chemical Company, Ltd. 3,433,078
170,400 Sumitomo Corporation 1,943,284
886,900 Sumitomo Electric Industries, Ltd. 9,266,316
15,800 Sumitomo Forestry Company, Ltd. 201,726
20,600 Sumitomo Osaka Cement Company,
Ltd. 613,363
331,300 Sumitomo Rubber Industries, Ltd. 3,111,836
43,100 Sumitomo Warehouse Company, Ltd. 470,084
276,002 Sundrug Company, Ltd. 8,844,270
23,500 Taiho Kogyo Company, Ltd. 116,584
2,100 Taikisha, Ltd. 60,391
184,800 Takara Leben Company, Ltd. 594,488
135,300 Takeda Pharmaceutical Company,
Ltd. 4,119,629
34,600 Takuma Company, Ltd. 382,098
11,500 Tama Home Company, Ltd. 129,387
3,900 Tamron Company, Ltd. 65,376
37,700 TANSEISHA Company, Ltd. 253,393
3,400 T-GAIA Corporation 64,287
161,100 TIS, Inc. 2,671,661
3,900 TKC Corporation 175,096
10,200 Toa Corporation 135,733
40,500 Toho Holdings Company, Ltd. 847,800
5,300 Tokyo Seimitsu Company, Ltd. 149,179
33,800 Topre Corporation 373,212
1,359,800 Toray Industries, Inc. 5,885,936
81,500 Tosei Corporation 700,265
38,300 Towa Pharmaceutical Company, Ltd. 800,574
24,400 Toyo Tanso Company, Ltd. 313,900
22,500 Transcosmos, Inc. 397,922
79,700 Tsubakimoto Chain Company 1,800,217
333,100 TV Asahi Holdings Corporation 5,048,417
202,000 Ube Industries, Ltd. 3,081,449
949 Unicharm Corporation 35,525
22,600 Universal Entertainment Corporation 340,261
89,600 Ushio, Inc. 852,689
1,200 Valor Company, Ltd. 21,306
9,400 Vision, Inc.
a
58,179
48,100 Wakita & Company, Ltd. 437,366
35,000 Yellow Hat, Ltd. 485,170
18,200 Zenrin Company, Ltd. 177,650
Total 276,382,061
Jersey (0.2%)
617,586 boohoo group plc
a
1,452,724
Shares Common Stock (85.1%) Value
Jersey (0.2%) - continued
1,009,570 Man Group plc $ 1,544,989
15,278 Sanne Group PLC 117,456
Total 3,115,169
Luxembourg (0.1%)
100,872 Arcelor Mittal 952,278
51,946 B&M European Value Retail SA 176,419
Total 1,128,697
Malaysia (<0.1%)
11,800 AEON Credit Service (M) Berhad 22,843
152,700 Berjaya Sports Toto Berhad 81,296
45,500 Kuala Lumpur Kepong Berhad 220,643
378,800 Serba Dinamik Holdings Berhad 131,194
104,700 Yinson Holdings Berhad 115,374
Total 571,350
Mauritius (<0.1%)
174,300 Golden Agri-Resources, Ltd. 17,253
Total 17,253
Mexico (0.2%)
16,622 America Movil SAB de CV ADR 195,807
789,100 Corporacion Inmobiliaria Vesta, SAB
de CV 912,758
6,639 Fomento Economico Mexicano SAB
de CV ADR 401,726
197,533 Grupo Financiero Banorte SAB de CV
ADR 541,243
18,805 Industrias Penoles, SAB de CV 126,374
350,800 Wal-Mart de Mexico, SAB de CV 826,482
Total 3,004,390
Netherlands (3.9%)
167,624 Aalberts NV 4,015,874
54,616 ASM International NV 5,556,737
42,289 ASML Holding NV 11,148,016
141,704 BE Semiconductor Industries NV 4,339,951
79,765 Euronext NV
b
5,873,359
7,007 Ferrari NV 1,079,324
1,542 ForFarmers BV 9,592
28,890 Koninklijke DSM NV 3,249,806
201,205 Koninklijke Philips NV 8,260,955
4,963 NSI NV 199,442
1,019,243 Pharming Group NV
a
1,082,409
164,100 Signify NV
b
3,180,299
115,020 STMicroelectronics NV 2,472,541
16,253 TKH Group NV 451,050
10,633 TomTom NV 82,425
76,089 Unilever NV 3,739,874
Total 54,741,654
New Zealand (0.1%)
4,025 Air New Zealand, Ltd. 2,017
103,816 Contact Energy, Ltd. 353,336
362,155 Z Energy, Ltd. 620,372
Total 975,725
Norway (1.4%)
86,839 Austevoll Seafood ASA 617,990
588,497 DnB ASA 6,556,406
371,788 Elkem ASA
b
468,551
512,150 Entra ASA
b
6,117,593
250,634 Europris ASA 727,046
12,299 Fjordkraft Holding ASA
b
79,973
66,434 Grieg Seafood ASA 613,848

International Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (85.1%) Value
Norway (1.4%) - continued
314,740 Leroy Seafood Group ASA $ 1,540,638
60,391 Nordic Semiconductor ASA
a
266,511
1,749 Norway Royal Salmon ASA 35,134
53,624 SalMar ASA 1,774,093
30,876 SpareBank 1 SMN 196,561
13,051 Tomra Systems ASA 364,439
16,381 Veidekke ASA 136,593
Total 19,495,376
Panama (<0.1%)
36,985 Avianca Holdings SA ADR 35,424
Total 35,424
Philippines (<0.1%)
119,310 Bank of the Philippine Islands 145,147
31,630 Manila Electric Company 139,046
Total 284,193
Poland (0.1%)
45,736 Asseco Poland SA 638,920
38,548 Polski Koncern Naftowy Orlen SA 515,843
Total 1,154,763
Portugal (<0.1%)
49,081 Redes Energeticas Nacionais SGPS
SA 125,340
Total 125,340
Russian Federation (0.5%)
127,010 Aeroflot PJSC 108,492
131,767 Gazprom OAO ADR 600,857
26,176 Lukoil ADR 1,542,596
105,440 M.Video PJSC 517,433
1,019,910 Moscow Exchange MICEX-RTS PJSC 1,252,306
559 PAO Transneft 1,039,074
151,675 Rosneft Oil Company PJSC GDR 610,516
128,022 Surgutneftegas ADR 532,572
2,531,000 Surgutneftegas PJSC 1,209,431
Total 7,413,277
Singapore (0.6%)
880,436 AEM Holdings, Ltd. 1,029,494
232,200 Ascendas REIT 459,759
144,300 China Aviation Oil (Singapore)
Corporation, Ltd. 86,713
4,256 China Yuchai International, Ltd. 45,795
431,300 DBS Group Holdings, Ltd. 5,627,667
84,800 Mapletree Greater China Commercial
Trust 47,723
233,200 Sheng Siong Group, Ltd. 194,847
185,900 Singapore Exchange, Ltd. 1,197,280
53,200 Singapore Post, Ltd. 23,901
357,800 Yanlord Land Group, Ltd. 246,929
Total 8,960,108
South Africa (0.4%)
102,971 AECI, Ltd. 426,407
237,679 Barloworld, Ltd. 863,531
177,311 DataTec, Ltd. 277,901
48,666 Emira Property Fund, Ltd. 17,142
178,369 FirstRand, Ltd. 400,283
65,293 Impala Platinum Holdings, Ltd. 272,051
264,450 Investec, Ltd. 500,866
514,166 Momentum Metropolitan Holdings 448,176
58,199 Motus Holdings, Ltd. 88,871
11,654 Naspers, Ltd. 1,656,201
Shares Common Stock (85.1%) Value
South Africa (0.4%) - continued
132,225 Ninety One, Ltd.
a
$ 253,945
186,509 RMB Holdings, Ltd. 509,980
Total 5,715,354
South Korea (1.2%)
2,637 AK Holdings, Inc. 38,377
3,041 Binggrae Company, Ltd. 120,568
29,034 Cheil Worldwide, Inc. 376,243
8,648 DB HiTek Company, Ltd. 151,071
33,373 Dongkuk Steel Mill Corporation , Ltd.
a
99,987
34,078 Doosan Heavy Construction
Corporation, Ltd.
a
94,395
1,619 Green Cross Corporation 181,354
14,373 GS Holdings Corporation 433,298
6,134 Hana Tour Service, Inc. 185,705
4,834 Handsome Corporation 76,807
19,831 Hanwha Corporation 245,828
24,108 Hanwha Investment & Securities
Corporation, Ltd.
a
27,383
108,689 Hanwha Life Insurance Corporation,
Ltd. 122,613
528 Hugel, Inc.
a
145,423
6,020 Hyundai Department Store Company,
Ltd. 289,477
8,333 Hyundai Steel Company 121,831
9,102 Hyundai Wia Corporation 197,729
78,980 JB Financial Group Corporation, Ltd. 288,947
4,800 Kakao Corporation 607,119
13,021 Kangwon Land, Inc. 209,832
3,729 KEPCO Plant Service & Engineering
Company, Ltd. 88,594
5,219 Korea Zinc Company, Ltd. 1,518,822
6,232 LG Electronics, Inc. 245,029
206 LG Household & Health Care, Ltd. 188,694
17,529 LG International Corporation 130,810
4,028 LS Industrial Systems Company, Ltd. 112,922
2,928 NAVER Corporation 407,093
1,025 NCSoft Corporation 547,047
5,915 POSCO 778,342
22,023 Samsung Card Corporation, Ltd. 542,696
165,755 Samsung Electronics Company, Ltd. 6,444,806
26,531 Samsung Securities Corporation, Ltd. 635,622
4,480 SeAH Besteel Corporation 27,393
6,137 Seegene, Inc. 560,086
6,409 Seojin System Company, Ltd. 133,660
11,872 SK Hynix, Inc. 802,595
1,251 Soulbrain Company, Ltd. 64,144
431 Taekwang Industrial Corporation, Ltd. 221,702
87 YoungPoong Corporation 34,200
Total 17,498,244
Spain (2.2%)
4,056 Almirall SA 46,914
151,387 Amadeus IT Holding SA 7,125,619
66,329 Applus Services SA 420,120
559,492 Banco Bilbao Vizcaya Argentaria SA 1,732,499
632,809 Banco Santander SA 1,505,341
154,870 CIA De Distribucion Integral 2,486,080
3,217 Construcciones y Auxiliar de
Ferrocarriles SA 100,782
194,763 Enagas SA 3,842,132
75,339 Faes Farma SA 289,988
28,492 Global Dominion Access SA
a,b
78,392
127,502 Grifols SA 4,265,888
110,495 Iberdrola SA 1,080,753
48,431 Industria de Diseno Textil SA 1,255,025

International Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (85.1%) Value
Spain (2.2%) - continued
20,691 Inmobiliaria Colonial Socimi SA $ 195,047
14,048 Lar Espana Real Estate SOCIMI SA 62,362
8,997 Let's GOWEX SA
a,d,e
1
19,509 Masmovil Ibercom SA
a
307,821
634,270 Mediaset Espana Comunicacion SA 2,315,976
244,008 Merlin Properties Socimi SA 1,841,442
31,005 Neinor Homes SA
b
236,927
11,293 Solaria Energia y Medio Ambiente SA
a
93,763
270,140 Telefonica SA 1,229,433
1,085 Viscofan SA 59,407
Total 30,571,712
Sweden (2.4%)
319,423 AB Industrivarden 6,116,153
161,401 Arjo AB 797,643
56,198 Assa Abloy AB 1,049,144
27,626 Axfood AB 561,791
142,228 Betsson AB 558,790
37,441 Bilia AB 230,882
3,501 BioGaia AB 147,009
49,311 Biotage AB 491,633
33,928 Bure Equity AB 527,159
152,754 Castellum AB 2,575,500
609,825 Cloetta AB 1,438,684
126,472 Dios Fastigheter AB 845,306
36,237 Essity Aktiebolag 1,110,069
22,488 Evolution Gaming Group AB
b
762,453
34,715 Fabege AB 442,910
13,143 Fortnox AB 217,886
70,456 Granges AB 346,144
330,697 Hexpol AB 1,953,861
64,617 Inwido AB 367,045
708,134 Kungsleden AB 5,326,752
10,530 L E Lundbergforetagen AB 426,862
9,621 Lifco AB 352,723
74,891 Lindab International AB 572,636
35,058 Micronic Mydata AB 425,108
85,234 NetEnt AB 209,408
38,805 Nobia AB 137,724
107,042 Nobina AB
b
578,418
25,024 Nolato AB 1,128,363
110,231 Skandinaviska Enskilda Banken AB
a
738,224
180,706 SKF AB 2,462,510
89,075 Svenska Handelsbanken AB
a
734,611
32,408 Volvo AB 385,200
Total 34,018,601
Switzerland (8.7%)
2,943 Allreal Holding AG 546,342
2,235 ALSO Holding AG 351,287
864 Bachem Holding AG 172,200
60,998 Baloise Holding AG 7,952,422
6 Belimo Holding AG 38,238
2,234 BKW FMB Energie 181,918
5,296 Bucher Industries AG 1,395,893
504 Flughafen Zuerich AG 56,384
45,564 Galenica AG
b
3,108,953
2,994 Geberit AG 1,311,910
225 Givaudan SA 692,320
743,008 Glencore Xstrata plc 1,124,576
1,365 Helvetia Holding AG 116,621
17,424 Huber & Suhner AG 1,079,990
46 Interroll Holding AG 76,101
2,953 Kardex AG 406,088
24,699 Landis+Gyr Group AG 1,689,961
111 Lindt & Spruengli AG 931,675
Shares Common Stock (85.1%) Value
Switzerland (8.7%) - continued
79,477 Logitech International SA $ 3,403,796
190,758 Nestle SA 19,527,476
258,031 Novartis AG 21,287,258
98,952 PSP Swiss Property AG 12,373,867
73,378 Roche Holding AG 23,608,786
6,495 Roche Holding AG-BR 2,056,754
3,965 Siegfried Holding AG 1,595,690
23,243 Sonova Holding AG 4,144,562
1,602 Straumann Holding AG 1,171,230
6,661 Sunrise Communications Group AG
b
533,894
17,778 Swiss Life Holding AG 5,967,117
5,933 Swiss Prime Site AG 577,462
12,562 Tecan Group AG 3,762,378
14,267 VAT Group AG
b
1,945,193
Total 123,188,342
Taiwan (1.8%)
160,000 Capital Securities Corporation 49,543
65,000 Cheng Loong Corporation 44,030
4,210,000 China Development Financial Holding
Corporation 1,031,513
434,520 China Man-Made Fiber Corporation 74,503
1,260,000 CTBC Financial Holding Company, Ltd. 741,938
166,000 Far Eastern Department Stores, Ltd. 118,522
42,000 Feng Hsin Iron & Steel Company, Ltd. 63,945
2,216,000 Fubon Financial Holding Company,
Ltd. 2,739,035
1,108,000 Hon Hai Precision Industry Company,
Ltd. 2,550,912
65,000 Huaku Development Company, Ltd. 177,160
553,130 IBF Financial Holdings Company, Ltd. 189,193
56,000 MediaTek, Inc. 601,061
58,000 Namchow Holdings Company, Ltd. 77,326
446,000 Powertech Technology, Inc. 1,263,073
81,000 President Chain Store Corporation 757,251
272,000 SerComm Corporation 564,067
10,000 Shin Zu Shing Company, Ltd. 38,183
962,000 Shinkong Synthetic Fibers
Corporation 317,294
117,645 Sigurd Microelectronics Corporation 119,632
277,000 Supreme Electronics Company, Ltd. 275,272
131,000 Syncmold Enterprise Corporation 278,958
272,000 Synnex Technology International
Corporation 332,439
118,000 Systex Corporation 285,676
573,000 Taichung Commercial Bank Company,
Ltd. 195,322
80,000 Taiwan Hon Chuan Enterprise
Company, Ltd. 130,174
844,515 Taiwan Semiconductor Manufacturing
Company, Ltd. 7,602,591
238,000 TECO Electric & Machinery Company,
Ltd. 189,037
126,000 Topco Scientific Company, Ltd. 373,827
183,000 Transcend Information, Inc. 402,281
149,000 TXC Corporation 215,162
1,018,000 Uni-President Enterprises Corporation 2,203,377
31,000 United Integrated Services Company,
Ltd. 168,542
190,000 Wistron Corporation 153,602
51,000 WT Microelectronics Company, Ltd. 57,484
1,796,000 Yuanta Financial Holding Company,
Ltd. 916,956
Total 25,298,881

International Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (85.1%) Value
Thailand (0.2%)
100,000 Advanced Info Service Public
Company, Ltd. NVDR $ 606,312
512,700 Bangkok Dusit Medical Services
Public Company, Ltd. NVDR 293,570
681,300 Charoen Pokphand Foods Public
Company, Ltd. NVDR 501,773
476,400 CP ALL Public Company, Ltd. NVDR 880,670
82,500 Intouch Holdings Public Company,
Ltd. NVDR 124,932
589,500 Major Cineplex Group Public
Company, Ltd. NVDR 241,137
1,269,600 Thai Union Group Public Company,
Ltd. NVDR 527,128
421,600 Thai Vegetable Oil Public Company,
Ltd. NVDR 287,650
Total 3,463,172
Turkey (0.1%)
621,165 Haci Omer Sabanci Holding AS 700,324
101,996 Koza Anadolu Metal Madencilik
Isletmeleri AS
a
139,956
157,762 Turk Hava Yollari Anonim Ortakligi
a
216,369
Total 1,056,649
United Kingdom (9.2%)
2,436 A.G. BARR plc 14,551
40,279 Abcam plc 571,848
25,540 Aggreko plc 152,640
9,526 Ashmore Group plc 41,945
17,860 AstraZeneca plc 1,591,302
256,424 Auto Trader Group plc
b
1,385,659
172,100 Aviva plc 565,821
106,286 Barratt Developments plc 574,508
83,875 Beazley plc 404,589
60,957 Bellway plc 1,614,868
57,217 BHP Group plc 887,986
97,832 Bodycote plc 684,897
84,976 BP plc 348,481
63,283 Brewin Dolphin Holdings plc 171,803
121,568 British American Tobacco plc 4,141,236
66,016 BT Group plc 96,024
126,545 Card Factory plc 50,762
586,386 Centrica plc 276,300
32,986 Computacenter plc 584,806
189,506 ConvaTec Group plc
b
435,720
40,982 Diageo plc 1,299,517
28,918 Diploma plc 578,998
995,382 Direct Line Insurance Group plc 3,633,837
85,733 Drax Group plc 162,137
33,590 Dunelm Group plc 290,934
13,027 Euromoney Institutional Investor plc 131,065
8,533 Forterra plc
b
18,718
26,471 Frasers Group plc
a
59,645
7,393 Games Workshop Group plc 392,727
1,813 Genus plc 73,262
1,047,995 GlaxoSmithKline plc 19,664,708
5,544 Go-Ahead Group plc 56,145
281,675 Great Portland Estates plc 2,373,146
75,975 Greggs plc 1,511,912
268,785 Halma plc 6,312,686
156,783 HomeServe plc 2,042,186
2,750,951 HSBC Holdings plc 15,443,172
205,094 Ibstock plc
b
385,104
312,500 IG Group Holdings plc 2,681,367
12,115 IMI plc 111,840
17,772 Inchcape plc 94,846
Shares Common Stock (85.1%) Value
United Kingdom (9.2%) - continued
247,462 Jupiter Fund Management plc $ 606,743
2,979,953 Lloyds TSB Group plc 1,165,017
83,598 Marshalls plc 607,890
1,690,665 Moneysupermarket.com Group plc 6,282,613
8,055 Morgan Sindall Group plc 118,711
1,099,288 National Express Group plc 2,783,426
53,352 PageGroup plc 239,526
264,237 Paragon Banking Group plc 1,080,754
61,502 Pennon Group plc 822,352
6,450 PZ Cussons plc 15,258
22,416 Reckitt Benckiser Group plc 1,707,548
350,324 Redrow plc 1,552,939
183,392 RELX plc 3,914,023
62,264 Rio Tinto plc 2,854,317
117,258 Rotork plc 310,241
418,651 Royal Dutch Shell plc, Class A 7,273,492
464,673 Royal Dutch Shell plc, Class B 7,794,436
49,972 RWS Holdings plc 282,709
92,933 Safestore Holdings plc 734,876
739,277 Sage Group plc 5,375,673
85,537 Smith & Nephew plc 1,506,860
7,788 Spectris plc 234,643
146,150 Spirent Communications plc 370,697
14,957 Stagecoach Group plc 12,808
126,523 Tate & Lyle plc 1,029,369
863,068 Taylor Wimpey plc 1,241,918
2,121 Telecom plus plc 32,720
142,357 Unilever plc 7,179,074
4,326 UNITE Group plc 43,171
151,387 Vistry Group plc 1,079,063
903,702 Vodafone Group plc 1,250,219
8,967 Watkin Jones plc 17,144
1,418 Workspace Group plc 13,303
Total 131,447,231
United States (0.1%)
25,709 Yum China Holding, Inc. 1,095,975
Total 1,095,975
Total Common Stock
(cost $1,425,774,369) 1,211,828,664
Shares
Collateral Held for Securities Loaned
( 0.7% )
10,049,455 Thrivent Cash Management Trust 10,049,455
Total Collateral Held for Securities
Loaned
(cost $10,049,455) 10,049,455
Shares Preferred Stock ( <0.1% )
South Korea (0.1%)
48,470 Samsung Electronics Company, Ltd. 1,579,523
Total 1,579,523
Total Preferred Stock
(cost $772,026) 1,579,523
Principal
Amount Long-Term Fixed Income ( <0.1% )
Venezuela (0.1%)
Petroleos de Venezuela SA
$ 11,370,000 6.000%,  10/28/2022
f
568,500
7,010,000 6.000%,  5/16/2024
f
420,600
1,326,000 6.000%,  11/15/2026
f
79,560
1,410,000 5.375%,  4/12/2027
f
84,600

International Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (<0.1%) Value
Venezuela (0.1%) - continued
$ 210,000 5.500%,  4/12/2037
f
$ 12,600
Total 1,165,860
Total Long-Term Fixed Income
(cost $7,583,707) 1,165,860
Shares or
Principal
Amount Short-Term Investments ( 14.1% )
Federal Home Loan Bank Discount
Notes
380,000 0.000%,  4/1/2020 380,000
1,600,000 1.538%,  4/8/2020
g,h
1,599,978
3,300,000 1.560%,  4/9/2020
g,h
3,299,949
11,700,000 1.531%,  4/15/2020
g,h
11,699,682
600,000 1.560%,  4/23/2020
g,h
599,974
1,200,000 0.955%,  5/7/2020
g
1,199,916
300,000 0.720%,  5/8/2020
g,h
299,978
600,000 0.500%,  5/12/2020
g
599,952
900,000 0.500%,  5/13/2020
g,h
899,927
2,100,000 0.403%,  5/19/2020
g,h
2,099,804
400,000 0.150%,  5/20/2020
g,h
399,962
200,000 1.320%,  5/27/2020
g
199,978
500,000 0.000%,  5/28/2020
h
499,945
200,000 0.150%,  6/4/2020
g,h
199,975
1,700,000 0.500%,  6/9/2020
g,h
1,699,772
3,800,000 0.530%,  6/12/2020
g,h
3,799,468
200,000 0.170%,  6/16/2020
g,h
199,970
5,800,000 0.150%,  6/23/2020
g,h
5,799,064
3,200,000 0.006%,  7/7/2020
g,h
3,199,224
9,100,000 0.150%,  7/31/2020
g,h
9,097,247
Thrivent Core Short-Term Reserve
Fund
15,302,626 1.570% 152,720,210
Total Short-Term Investments (cost
$200,669,226) 200,493,975
Total Investments (cost
$1,644,848,783) 100.1% $1,425,117,477
Other Assets and Liabilities,
Net (0.1%) (1,651,779)
Total Net Assets 100.0% $1,423,465,698
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities Act of
1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other
qualified institutional buyers. As of March 31, 2020, the value of these investments was $34,135,417 or 2.4% of total net assets.
c All or a portion of the security is on loan.
d Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial
Statements.
e In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.
f Defaulted security.  Interest is not being accrued.
g The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent International Allocation Portfolio as of March 31, 2020:
Securities Lending Transactions
Common Stock $ 9,796,562
Total lending $9,796,562
Gross amount payable upon return of
collateral for securities loaned $10,049,455
Net amounts due to counterparty $252,893
Definitions:
ADR - American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S.
depository bank.
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

International Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2020, in valuing International Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 48,790,910 1,877,589 46,913,320 1
Consumer Discretionary 128,598,764 16,869,650 111,729,114 –
Consumer Staples 89,744,400 401,726 89,342,674 –
Energy 46,928,722 2,215,168 44,713,554 –
Financials 224,068,393 1,174,304 222,894,089 –
Health Care 168,782,161 626,567 168,155,594 –
Industrials 173,141,087 278,814 172,862,273 –
Information Technology 133,307,768 3,482,506 129,825,262 –
Materials 84,120,307 438,235 83,682,072 –
Real Estate 89,797,461 – 89,797,461 –
Utilities 24,548,691 – 24,548,691 –
Preferred Stock
Information Technology 1,579,523 – 1,579,523 –
Long-Term Fixed Income
Energy 1,165,860 – 1,165,860 –
Short-Term Investments 47,773,765 – 47,773,765 –
Subtotal Investments in Securities $1,262,347,812 $27,364,559 $1,234,983,252 $1
Other Investments  * Total
Affiliated Short-Term Investments 152,720,210
Collateral Held for Securities Loaned 10,049,455
Subtotal Other Investments $162,769,665
Total Investments at Value $1,425,117,477
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 14,796,667 14,796,667 – –
Total Asset Derivatives $14,796,667 $14,796,667 $– $–
Liability Derivatives
Futures Contracts 4,605,921 4,605,921 – –
Total Liability Derivatives $4,605,921 $4,605,921 $– $–

International Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
ASX
-
Australian Securities Exchange
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
FTSE
-
Financial Times Stock Exchange
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
SFE
-
Sydney Futures Exchange
TSE
-
Tokyo Stock Exchange
The following table presents International Allocation Portfolio's futures contracts held as of March 31, 2020. Investments and/or cash totaling
$44,153,457 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME Euro Foreign Exchange Currency 686 June 2020 $ 97,049,288 ( $ 2,299,825)
Eurex Euro STOXX 50 Index 3,222 June 2020 87,748,648 8,481,372
FTSE 100 Index 1 June 2020 61,328 7,937
ICE mini MSCI EAFE Index 1,655 June 2020 122,725,165 6,306,910
SFE S&P ASX Share Price Index 200 1 June 2020 78,982 (418)
TSE Tokyo Price Index 1 June 2020 130,034 448
Total Futures Long Contracts $ 307,793,445 $ 12,496,424
ICE US mini MSCI Emerging Markets Index (1,100) June 2020 ( $ 44,053,822) ( $ 2,305,678)
Total Futures Short Contracts ( $ 44,053,822) ($2,305,678)
Total Futures Contracts $ 263,739,623 $10,190,746
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the
Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
3/31/2020
Shares Held at
3/31/2020
% of Net Assets
3/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.570% $242,400 $100,813 $190,226 $152,720 15,303 10.7%
Total Affiliated Short-Term Investments 242,400 152,720 10.7
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 12,877 58,741 61,569 10,049 10,049 0.7
Total Collateral Held for Securities Loaned 12,877 10,049 0.7
Total Value $255,277 $162,769
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 3/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.570% $(73) $(194) – $971
Total Income/Non Income Cash from Affiliated Investments $971
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 28
Total Affiliated Income from Securities Loaned, Net $28
Total Value $(73) $(194) $–

Large Cap Growth Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 97.8% ) Value
Communications Services (12.7%)
348,956 Activision Blizzard, Inc.
a
$ 20,755,903
75,929 Alphabet, Inc., Class A
a
88,225,701
223,697 Facebook, Inc.
a
37,312,660
204,256 Live Nation Entertainment, Inc.
a,b
9,285,478
384,581 Uber Technologies, Inc.
a
10,737,501
Total 166,317,243
Consumer Discretionary (19.4%)
156,061 Alibaba Group Holding, Ltd. ADR
a
30,350,743
78,556 Amazon.com, Inc.
a
153,162,204
20,407 Chipotle Mexican Grill, Inc.
a
13,354,341
180,452 Home Depot, Inc. 33,692,193
289,761 NIKE, Inc. 23,974,825
Total 254,534,306
Consumer Staples (1.5%)
265,750 Philip Morris International, Inc. 19,389,120
Total 19,389,120
Financials (4.8%)
106,521 American Express Company 9,119,263
544,333 Bank of America Corporation 11,556,189
531,818 Charles Schwab Corporation 17,879,721
101,193 S&P Global, Inc. 24,797,345
Total 63,352,518
Health Care (12.0%)
103,579 Edwards Lifesciences Corporation
a
19,537,071
52,741 Humana, Inc. 16,561,729
56,431 Intuitive Surgical, Inc.
a
27,945,195
80,735 Thermo Fisher Scientific, Inc. 22,896,446
77,237 Veeva Systems, Inc.
a
12,077,550
117,345 Vertex Pharmaceuticals, Inc.
a
27,922,243
253,898 Zoetis, Inc. 29,881,255
Total 156,821,489
Industrials (5.0%)
55,083 Boeing Company 8,215,079
161,628 Honeywell International, Inc. 21,624,210
63,245 Lockheed Martin Corporation 21,436,893
91,723 Norfolk Southern Corporation 13,391,558
Total 64,667,740
Information Technology (39.6%)
82,311 Adobe, Inc.
a
26,194,653
365,598 Apple, Inc. 92,967,916
88,260 Intuit, Inc. 20,299,800
213,047 MasterCard, Inc. 51,463,633
759,349 Microsoft Corporation 119,756,931
127,202 NVIDIA Corporation 33,530,447
293,292 PayPal Holdings, Inc.
a
28,079,776
95,588 Salesforce.com, Inc.
a
13,762,760
108,602 ServiceNow , Inc.
a
31,123,161
335,710 Square, Inc.
a
17,584,490
168,480 Texas Instruments, Inc. 16,836,206
416,842 Visa, Inc. 67,161,583
Total 518,761,356
Materials (1.2%)
99,156 Ecolab, Inc. 15,451,480
Total 15,451,480
Shares Common Stock (97.8%) Value
Real Estate (1.6%)
97,765 American Tower Corporation $ 21,288,329
Total 21,288,329
Total Common Stock
(cost $912,200,255) 1,280,583,581
Shares
Collateral Held for Securities Loaned
( 0.7% ) Value
8,972,500 Thrivent Cash Management Trust 8,972,500
Total Collateral Held for Securities
Loaned
(cost $8,972,500) 8,972,500
Shares Short-Term Investments ( 2.2% ) Value
Thrivent Core Short-Term Reserve
Fund
2,940,202 1.570% 29,343,215
Total Short-Term Investments (cost
$29,361,302) 29,343,215
Total Investments (cost
$950,534,057) 100.7% $1,318,899,296
Other Assets and Liabilities, Net
(0.7%) (9,327,179)
Total Net Assets 100.0% $1,309,572,117
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Growth Portfolio as of
March 31, 2020:
Securities Lending Transactions
Common Stock $ 8,819,240
Total lending $8,819,240
Gross amount payable upon return of
collateral for securities loaned $8,972,500
Net amounts due to counterparty $153,260
Definitions:
ADR - American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S.
depository bank.

Large Cap Growth Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2020, in valuing Large Cap Growth Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 166,317,243 166,317,243 – –
Consumer Discretionary 254,534,306 254,534,306 – –
Consumer Staples 19,389,120 19,389,120 – –
Financials 63,352,518 63,352,518 – –
Health Care 156,821,489 156,821,489 – –
Industrials 64,667,740 64,667,740 – –
Information Technology 518,761,356 518,761,356 – –
Materials 15,451,480 15,451,480 – –
Real Estate 21,288,329 21,288,329 – –
Subtotal Investments in Securities $1,280,583,581 $1,280,583,581 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 29,343,215
Collateral Held for Securities Loaned 8,972,500
Subtotal Other Investments $38,315,715
Total Investments at Value $1,318,899,296
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the
Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Growth Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
3/31/2020
Shares Held at
3/31/2020
% of Net Assets
3/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.570% $20,434 $74,662 $65,710 $29,343 2,940 2.2%
Total Affiliated Short-Term Investments 20,434 29,343 2.2
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 3,542 9,229 3,798 8,973 8,973 0.7
Total Collateral Held for Securities Loaned 3,542 8,973 0.7
Total Value $23,976 $38,316
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 3/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.570% $(25) $(18) – $98
Total Income/Non Income Cash from Affiliated Investments $98
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total Value $(25) $(18) $–

Large Cap Index Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 99.1% ) Value
Communications Services (9.9%)
35,016 Activision Blizzard, Inc.
a
$ 2,082,752
13,657 Alphabet, Inc., Class A
a
15,868,751
13,623 Alphabet, Inc., Class C
a
15,840,961
332,954 AT&T, Inc. 9,705,609
44,722 CenturyLink, Inc. 423,070
7,146 Charter Communications, Inc.
a
3,117,871
206,919 Comcast Corporation 7,113,875
7,208 Discovery, Inc., Class A
a,b
140,123
15,288 Discovery, Inc., Class C
a
268,151
11,622 DISH Network Corporation
a
232,324
13,308 Electronic Arts, Inc.
a
1,333,062
109,684 Facebook, Inc.
a
18,295,291
16,158 Fox Corporation, Class A 381,814
7,400 Fox Corporation, Class B 169,312
17,672 Interpublic Group of Companies, Inc. 286,110
6,423 Live Nation Entertainment, Inc.
a,b
291,990
17,710 News Corporation, Class A 158,947
5,550 News Corporation, Class B 49,894
9,924 Omnicom Group, Inc. 544,828
5,159 Take-Two Interactive Software, Inc.
a
611,909
14,429 T-Mobile US, Inc.
a
1,210,593
35,385 Twitter, Inc.
a
869,056
188,504 Verizon Communications, Inc. 10,128,320
24,631 ViacomCBS , Inc. 345,080
82,151 Walt Disney Company 7,935,787
Total 97,405,480
Consumer Discretionary (10.5%)
3,157 Advance Auto Parts, Inc. 294,611
18,982 Amazon.com, Inc.
a
37,009,585
11,636 Aptiv plc 572,957
1,086 AutoZone, Inc.
a
918,756
10,379 Best Buy Company, Inc. 591,603
1,908 Booking Holdings, Inc.
a
2,566,871
9,412 BorgWarner, Inc. 229,370
6,911 Capri Holdings, Ltd.
a
74,570
7,495 CarMax, Inc.
a
403,456
18,257 Carnival Corporation
b
240,445
1,166 Chipotle Mexican Grill, Inc.
a
763,030
15,284 D.R. Horton, Inc. 519,656
5,588 Darden Restaurants, Inc. 304,322
11,604 Dollar General Corporation 1,752,320
10,787 Dollar Tree, Inc.
a
792,521
34,855 eBay, Inc. 1,047,741
6,369 Expedia Group, Inc. 358,384
177,486 Ford Motor Company 857,257
9,698 Gap, Inc. 68,274
6,585 Garmin, Ltd. 493,612
57,308 General Motors Company 1,190,860
6,622 Genuine Parts Company 445,859
8,899 H&R Block, Inc. 125,298
16,486 Hanesbrands, Inc. 129,745
7,032 Harley-Davidson, Inc. 133,116
5,800 Hasbro, Inc. 414,990
12,861 Hilton Worldwide Holdings, Inc. 877,635
49,719 Home Depot, Inc. 9,283,034
7,136 Kohl's Corporation 104,114
10,585 L Brands, Inc. 122,363
15,403 Las Vegas Sands Corporation 654,165
5,998 Leggett & Platt, Inc. 160,027
12,757 Lennar Corporation 487,317
13,968 LKQ Corporation
a
286,484
34,935 Lowe's Companies, Inc. 3,006,157
14,084 Macy's, Inc. 69,152
12,368 Marriott International, Inc. 925,250
34,325 McDonald's Corporation 5,675,639
Shares Common Stock (99.1%) Value
Consumer Discretionary (10.5%) - continued
23,472 MGM Resorts International $ 276,970
2,709 Mohawk Industries, Inc.
a
206,534
19,975 Netflix, Inc.
a
7,500,612
17,368 Newell Brands, Inc. 230,647
56,793 NIKE, Inc. 4,699,053
4,883 Nordstrom, Inc.
b
74,905
9,697 Norwegian Cruise Line Holdings,
Ltd.
a
106,279
158 NVR, Inc.
a
405,919
3,448 O'Reilly Automotive, Inc.
a
1,038,020
11,611 PulteGroup, Inc. 259,158
3,379 PVH Corporation 127,186
2,267 Ralph Lauren Corporation 151,504
16,487 Ross Stores, Inc. 1,433,874
7,835 Royal Caribbean Cruises, Ltd.
b
252,052
53,829 Starbucks Corporation 3,538,718
12,577 Tapestry, Inc. 162,872
23,096 Target Corporation 2,147,235
4,920 Tiffany & Company 637,140
55,272 TJX Companies, Inc. 2,642,554
5,396 Tractor Supply Company 456,232
2,605 Ulta Beauty, Inc.
a
457,699
8,578 Under Armour , Inc., Class A
a
79,003
8,869 Under Armour , Inc., Class C
a
71,484
14,926 VF Corporation 807,198
2,881 Whirlpool Corporation 247,190
4,404 Wynn Resorts, Ltd. 265,077
13,786 Yum! Brands, Inc. 944,755
Total 103,170,416
Consumer Staples (7.7%)
85,147 Altria Group, Inc. 3,292,634
25,373 Archer-Daniels-Midland Company 892,622
8,304 Brown-Forman Corporation 460,955
7,699 Campbell Soup Company 355,386
11,185 Church & Dwight Company, Inc. 717,853
5,720 Clorox Company 990,990
175,754 Coca-Cola Company 7,777,114
39,063 Colgate-Palmolive Company 2,592,221
22,181 Conagra Brands, Inc. 650,791
7,634 Constellation Brands, Inc. 1,094,410
20,136 Costco Wholesale Corporation 5,741,378
13,472 Coty, Inc. 69,516
10,144 Estee Lauder Companies, Inc. 1,616,345
27,548 General Mills, Inc. 1,453,708
6,760 Hershey Company 895,700
12,674 Hormel Foods Corporation 591,115
5,199 J.M. Smucker Company 577,089
11,349 Kellogg Company 680,826
15,625 Kimberly-Clark Corporation 1,997,969
28,386 Kraft Heinz Company 702,270
36,554 Kroger Company 1,101,006
6,657 Lamb Weston Holdings, Inc. 380,115
5,632 McCormick & Company, Inc. 795,295
8,562 Molson Coors Beverage Company 334,004
65,626 Mondelez International, Inc. 3,286,550
17,400 Monster Beverage Corporation
a
978,924
63,557 PepsiCo, Inc. 7,633,196
70,915 Philip Morris International, Inc. 5,173,958
113,665 Procter & Gamble Company 12,503,150
23,256 Sysco Corporation 1,061,171
13,454 Tyson Foods, Inc. 778,583
34,172 Walgreens Boots Alliance, Inc. 1,563,369
64,658 Wal-Mart Stores, Inc. 7,346,442
Total 76,086,655

Large Cap Index Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.1%) Value
Energy (2.6%)
17,139 Apache Corporation $ 71,641
29,620 Baker Hughes Company 311,010
18,593 Cabot Oil & Gas Corporation 319,614
86,184 Chevron Corporation 6,244,893
9,163 Concho Resources, Inc. 392,635
50,012 ConocoPhillips 1,540,370
17,639 Devon Energy Corporation 121,885
7,345 Diamondback Energy, Inc. 192,439
26,516 EOG Resources, Inc. 952,455
192,849 Exxon Mobil Corporation 7,322,477
40,009 Halliburton Company 274,062
4,943 Helmerich & Payne, Inc. 77,358
11,805 Hess Corporation 393,106
6,767 HollyFrontier Corporation 165,859
88,782 Kinder Morgan, Inc. 1,235,845
36,460 Marathon Oil Corporation 119,953
29,595 Marathon Petroleum Corporation 699,034
17,586 National Oilwell Varco, Inc. 172,870
21,800 Noble Energy, Inc. 131,672
40,716 Occidental Petroleum Corporation
b
471,491
18,828 ONEOK, Inc. 410,639
20,253 Phillips 66 1,086,573
7,550 Pioneer Natural Resources Company 529,632
63,099 Schlumberger, Ltd. 851,206
19,154 TechnipFMC plc 129,098
18,717 Valero Energy Corporation 849,003
55,244 Williams Companies, Inc. 781,703
Total 25,848,523
Financials (10.8%)
33,456 Aflac, Inc. 1,145,533
14,766 Allstate Corporation 1,354,485
30,583 American Express Company 2,618,211
39,651 American International Group, Inc. 961,537
5,775 Ameriprise Financial, Inc. 591,822
10,672 Aon plc 1,761,307
8,502 Arthur J. Gallagher & Company 692,998
2,764 Assurant, Inc. 287,705
368,988 Bank of America Corporation 7,833,615
38,250 Bank of New York Mellon Corporation 1,288,260
89,154 Berkshire Hathaway, Inc.
a
16,300,026
5,375 BlackRock, Inc. 2,364,839
21,227 Capital One Financial Corporation 1,070,265
5,053 Cboe Global Markets, Inc. 450,980
52,109 Charles Schwab Corporation 1,751,905
20,656 Chubb, Ltd. 2,307,069
6,925 Cincinnati Financial Corporation 522,491
99,507 Citigroup, Inc. 4,191,235
19,814 Citizens Financial Group, Inc. 372,701
16,334 CME Group, Inc. 2,824,312
6,570 Comerica, Inc. 192,764
14,288 Discover Financial Services 509,653
10,297 E*TRADE Financial Corporation 353,393
1,859 Everest Re Group, Ltd. 357,709
32,346 Fifth Third Bancorp 480,338
7,681 First Republic Bank 631,993
12,713 Franklin Resources, Inc. 212,180
14,525 Goldman Sachs Group, Inc. 2,245,420
16,428 Hartford Financial Services Group,
Inc. 578,923
47,072 Huntington Bancshares, Inc. 386,461
25,381 Intercontinental Exchange, Inc. 2,049,516
16,964 Invesco, Ltd. 154,033
142,957 J.P. Morgan Chase & Company 12,870,419
44,893 KeyCorp 465,540
9,040 Lincoln National Corporation 237,933
Shares Common Stock (99.1%) Value
Financials (10.8%) - continued
11,659 Loews Corporation $ 406,083
6,015 M&T Bank Corporation 622,131
1,729 MarketAxess Holdings, Inc. 575,014
23,002 Marsh & McLennan Companies, Inc. 1,988,753
35,628 MetLife, Inc. 1,089,148
7,401 Moody's Corporation 1,565,312
53,082 Morgan Stanley 1,804,788
3,861 MSCI, Inc. 1,115,675
5,230 Nasdaq, Inc. 496,589
9,657 Northern Trust Corporation 728,717
20,243 People's United Financial, Inc. 223,685
19,971 PNC Financial Services Group, Inc. 1,911,624
11,770 Principal Financial Group, Inc. 368,872
26,647 Progressive Corporation 1,967,614
18,323 Prudential Financial, Inc. 955,361
5,627 Raymond James Financial, Inc. 355,626
43,967 Regions Financial Corporation 394,384
11,139 S&P Global, Inc. 2,729,612
16,574 State Street Corporation 882,897
2,350 SVB Financial Group
a
355,038
25,725 Synchrony Financial 413,915
10,651 T. Rowe Price Group, Inc. 1,040,070
4,541 Torchmark Corporation 326,816
11,764 Travelers Companies, Inc. 1,168,753
61,124 Truist Financial Corporation 1,885,064
64,781 U.S. Bancorp 2,231,705
9,401 Unum Group 141,109
6,614 W.R. Berkley Corporation 345,052
175,420 Wells Fargo & Company 5,034,554
5,860 Willis Towers Watson plc 995,321
7,770 Zions Bancorporations NA 207,925
Total 106,744,778
Health Care (15.2%)
80,556 Abbott Laboratories 6,356,674
67,403 AbbVie, Inc. 5,135,435
2,058 ABIOMED, Inc.
a
298,739
14,105 Agilent Technologies, Inc. 1,010,200
10,086 Alexion Pharmaceuticals, Inc.
a
905,622
3,269 Align Technology, Inc.
a
568,643
14,962 Allergan plc 2,649,770
6,852 AmerisourceBergen Corporation 606,402
27,082 Amgen, Inc. 5,490,334
11,557 Anthem, Inc. 2,623,901
23,271 Baxter International, Inc. 1,889,372
12,327 Becton, Dickinson and Company 2,832,375
8,224 Biogen, Inc.
a
2,601,909
63,529 Boston Scientific Corporation
a
2,072,951
106,845 Bristol-Myers Squibb Company 5,955,540
13,331 Cardinal Health, Inc. 639,088
26,610 Centene Corporation
a
1,580,900
14,316 Cerner Corporation 901,765
17,020 Cigna Holding Company 3,015,604
2,260 Cooper Companies, Inc. 623,014
59,296 CVS Health Corporation 3,518,032
29,137 Danaher Corporation 4,032,852
4,087 DaVita, Inc.
a
310,857
10,137 Dentsply Sirona, Inc. 393,620
9,506 Edwards Lifesciences Corporation
a
1,793,022
38,510 Eli Lilly and Company 5,342,107
57,664 Gilead Sciences, Inc. 4,310,961
12,058 HCA Healthcare, Inc. 1,083,411
6,688 Henry Schein, Inc.
a
337,878
12,222 Hologic , Inc.
a
428,992
6,036 Humana, Inc. 1,895,425
3,910 IDEXX Laboratories, Inc.
a
947,158

Large Cap Index Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.1%) Value
Health Care (15.2%) - continued
6,700 Illumina, Inc.
a
$ 1,829,904
8,149 Incyte Corporation
a
596,751
5,268 Intuitive Surgical, Inc.
a
2,608,766
8,225 IQVIA Holding, Inc.
a
887,149
119,958 Johnson & Johnson 15,730,093
4,426 Laboratory Corporation of America
Holdings
a
559,402
7,361 McKesson Corporation 995,649
61,093 Medtronic plc 5,509,367
116,043 Merck & Company, Inc. 8,928,348
1,110 Mettler -Toledo International, Inc.
a
766,466
23,525 Mylan NV
a
350,758
5,064 PerkinElmer, Inc. 381,218
6,204 Perrigo Company plc 298,350
252,239 Pfizer, Inc. 8,233,081
6,139 Quest Diagnostics, Inc. 492,962
3,641 Regeneron Pharmaceuticals, Inc.
a
1,777,864
6,554 ResMed , Inc. 965,339
3,864 STERIS plc 540,844
14,676 Stryker Corporation 2,443,407
2,110 Teleflex, Inc. 617,935
18,277 Thermo Fisher Scientific, Inc. 5,183,357
43,182 UnitedHealth Group, Inc. 10,768,727
3,661 Universal Health Services, Inc. 362,732
4,143 Varian Medical Systems, Inc.
a
425,320
11,721 Vertex Pharmaceuticals, Inc.
a
2,789,012
2,937 Waters Corporation
a
534,681
9,375 Zimmer Biomet Holdings, Inc. 947,625
21,709 Zoetis, Inc. 2,554,932
Total 150,232,592
Industrials (8.7%)
26,210 3M Company 3,577,927
6,247 A.O. Smith Corporation 236,199
5,614 Alaska Air Group, Inc. 159,831
4,235 Allegion plc 389,705
17,770 American Airlines Group, Inc.
b
216,616
10,419 AMETEK, Inc. 750,376
17,656 Arconic , Inc.
a
283,555
24,369 Boeing Company 3,634,393
6,166 C.H. Robinson Worldwide, Inc. 408,189
25,190 Caterpillar, Inc. 2,923,048
3,821 Cintas Corporation 661,874
9,324 Copart , Inc.
a
638,880
34,111 Corteva , Inc. 801,608
35,444 CSX Corporation 2,030,941
6,983 Cummins, Inc. 944,940
14,352 Deere & Company 1,982,872
26,235 Delta Air Lines, Inc. 748,485
6,621 Dover Corporation 555,767
18,842 Eaton Corporation plc 1,463,835
27,765 Emerson Electric Company 1,323,002
5,519 Equifax, Inc. 659,245
7,762 Expeditors International of
Washington, Inc. 517,881
26,141 Fastenal Company 816,906
10,941 FedEx Corporation 1,326,706
5,964 Flowserve Corporation 142,480
13,469 Fortive Corporation 743,354
6,342 Fortune Brands Home and Security,
Inc. 274,292
10,681 General Dynamics Corporation 1,413,203
398,065 General Electric Company 3,160,636
32,568 Honeywell International, Inc. 4,357,273
1,864 Huntington Ingalls Industries, Inc. 339,639
3,467 IDEX Corporation 478,827
Shares Common Stock (99.1%) Value
Industrials (8.7%) - continued
18,277 IHS Markit , Ltd. $ 1,096,620
13,331 Illinois Tool Works, Inc. 1,894,602
15,773 Ingersoll - Rand, Inc.
a,b
391,170
6,176 Jacobs Engineering Group, Inc. 489,572
3,886 JB Hunt Transport Services, Inc. 358,406
35,160 Johnson Controls International plc 947,914
4,518 Kansas City Southern 574,599
10,076 L3Harris Technologies, Inc. 1,814,889
24,484 Linde Public Limited Company 4,235,732
11,314 Lockheed Martin Corporation 3,834,880
12,949 Masco Corporation 447,647
16,217 Nielsen Holdings plc 203,361
11,885 Norfolk Southern Corporation 1,735,210
7,144 Northrop Grumman Corporation 2,161,417
4,366 Old Dominion Freight Line, Inc. 573,081
15,765 PACCAR, Inc. 963,714
5,855 Parker-Hannifin Corporation 759,569
7,661 Pentair, Ltd. 227,991
6,486 Quanta Services, Inc. 205,801
12,693 Raytheon Company 1,664,687
9,601 Republic Services, Inc. 720,651
5,358 Robert Half International, Inc. 202,265
5,267 Rockwell Automation, Inc. 794,843
6,418 Rollins, Inc. 231,947
4,743 Roper Industries, Inc. 1,478,915
2,500 Snap-On, Inc. 272,050
21,588 Southwest Airlines Company 768,749
6,929 Stanley Black & Decker, Inc. 692,900
10,404 Textron, Inc. 277,475
10,921 Trane Technologies plc 901,965
2,270 TransDigm Group, Inc. 726,831
31,641 Union Pacific Corporation 4,462,647
9,919 United Airlines Holdings, Inc.
a,b
312,944
31,940 United Parcel Service, Inc. 2,983,835
3,426 United Rentals, Inc.
a
352,535
36,979 United Technologies Corporation 3,488,229
7,469 Verisk Analytics, Inc. 1,041,029
1,989 W.W. Grainger, Inc. 494,267
8,300 Wabtec Corporation 399,479
17,790 Waste Management, Inc. 1,646,642
8,208 Xylem, Inc. 534,587
Total 85,328,132
Information Technology (25.3%)
28,945 Accenture plc 4,725,561
22,064 Adobe, Inc.
a
7,021,647
53,312 Advanced Micro Devices, Inc.
a
2,424,630
7,366 Akamai Technologies, Inc.
a
673,915
1,868 Alliance Data Systems Corporation 62,858
13,514 Amphenol Corporation 984,900
16,787 Analog Devices, Inc. 1,504,955
3,901 ANSYS, Inc.
a
906,865
190,368 Apple, Inc. 48,408,679
42,104 Applied Materials, Inc. 1,929,205
2,472 Arista Networks, Inc.
a
500,704
10,029 Autodesk, Inc.
a
1,565,527
19,722 Automatic Data Processing, Inc. 2,695,603
18,080 Broadcom, Ltd. 4,286,768
5,225 Broadridge Financial Solutions, Inc. 495,487
12,789 Cadence Design Systems, Inc.
a
844,586
6,549 CDW Corporation 610,825
193,358 Cisco Systems, Inc. 7,600,903
5,242 Citrix Systems, Inc. 742,005
24,957 Cognizant Technology Solutions
Corporation 1,159,752
35,055 Corning, Inc. 720,030

Large Cap Index Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.1%) Value
Information Technology (25.3%) - continued
11,668 DXC Technology Company $ 152,267
2,771 F5 Networks, Inc.
a
295,472
28,013 Fidelity National Information
Services, Inc. 3,407,501
26,031 Fiserv, Inc.
a
2,472,685
3,955 FleetCor Technologies, Inc.
a
737,766
6,115 FLIR Systems, Inc. 195,007
6,470 Fortinet, Inc.
a
654,570
4,077 Gartner, Inc.
a
405,947
13,699 Global Payments, Inc. 1,975,807
58,979 Hewlett Packard Enterprise Company 572,686
67,544 HP, Inc. 1,172,564
198,268 Intel Corporation 10,730,264
40,366 International Business Machines
Corporation 4,477,800
11,864 Intuit, Inc. 2,728,720
1,621 IPG Photonics Corporation
a
178,764
3,507 Jack Henry & Associates, Inc. 544,427
15,256 Juniper Networks, Inc. 292,000
8,550 Keysight Technologies, Inc.
a
715,464
7,192 KLA-Tencor Corporation 1,033,778
6,613 Lam Research Corporation 1,587,120
6,065 Leidos Holdings, Inc. 555,857
40,462 MasterCard, Inc. 9,774,001
12,334 Maxim Integrated Products, Inc. 599,556
10,892 Microchip Technology, Inc. 738,478
50,458 Micron Technology, Inc.
a
2,122,263
347,712 Microsoft Corporation 54,837,659
7,809 Motorola Solutions, Inc. 1,037,972
10,402 NetApp, Inc. 433,659
26,134 NortonLifeLock , Inc. 488,967
27,894 NVIDIA Corporation 7,352,858
98,745 Oracle Corporation 4,772,346
14,520 Paychex, Inc. 913,598
2,235 Paycom Software, Inc.
a
451,492
53,518 PayPal Holdings, Inc.
a
5,123,813
5,295 Qorvo , Inc.
a
426,936
52,044 QUALCOMM, Inc. 3,520,777
40,428 Salesforce.com, Inc.
a
5,820,823
10,537 Seagate Technology plc 514,206
8,596 ServiceNow , Inc.
a
2,463,442
7,765 Skyworks Solutions, Inc. 694,036
6,852 Synopsys, Inc.
a
882,469
15,245 TE Connectivity, Ltd. 960,130
42,606 Texas Instruments, Inc. 4,257,618
4,709 VeriSign, Inc.
a
848,044
78,024 Visa, Inc. 12,571,227
13,555 Western Digital Corporation 564,159
19,109 Western Union Company 346,446
8,474 Xerox Holdings Corporation 160,498
11,462 Xilinx, Inc. 893,348
2,458 Zebra Technologies Corporation
a
451,289
Total 248,773,981
Materials (1.9%)
10,047 Air Products and Chemicals, Inc. 2,005,482
4,833 Albemarle Corporation 272,436
73,844 Amcor plc 599,613
3,806 Avery Dennison Corporation 387,717
14,910 Ball Corporation 964,081
5,509 Celanese Corporation 404,306
9,910 CF Industries Holdings, Inc. 269,552
33,797 Dow, Inc. 988,224
33,765 DuPont de Nemours, Inc. 1,151,386
6,198 Eastman Chemical Company 288,703
11,430 Ecolab, Inc. 1,781,137
Shares Common Stock (99.1%) Value
Materials (1.9%) - continued
5,908 FMC Corporation $ 482,625
66,131 Freeport-McMoRan, Inc. 446,384
4,867 International Flavors & Fragrances,
Inc.
b
496,823
17,872 International Paper Company 556,355
11,701 LyondellBasell Industries NV 580,721
2,849 Martin Marietta Materials, Inc. 539,116
15,936 Mosaic Company 172,428
37,367 Newmont Mining Corporation 1,691,978
13,820 Nucor Corporation 497,796
4,314 Packaging Corporation of America 374,585
10,778 PPG Industries, Inc. 901,041
7,045 Sealed Air Corporation 174,082
3,745 Sherwin-Williams Company 1,720,902
6,033 Vulcan Materials Company 651,986
11,755 WestRock Company 332,196
Total 18,731,655
Real Estate (3.0%)
5,588 Alexandria Real Estate Equities, Inc. 765,891
20,189 American Tower Corporation 4,396,155
6,786 Apartment Investment &
Management Company 238,528
6,366 AvalonBay Communities, Inc. 936,884
6,554 Boston Properties, Inc. 604,475
15,258 CBRE Group, Inc.
a
575,379
18,950 Crown Castle International
Corporation 2,736,380
11,981 Digital Realty Trust, Inc. 1,664,281
16,753 Duke Realty Corporation 542,462
3,887 Equinix , Inc. 2,427,704
15,910 Equity Residential 981,806
3,012 Essex Property Trust, Inc. 663,363
5,903 Extra Space Storage, Inc. 565,271
3,201 Federal Realty Investment Trust 238,827
22,559 Healthpeak Properties, Inc. 538,032
32,688 Host Hotels & Resorts, Inc. 360,876
13,088 Iron Mountain, Inc. 311,494
19,245 Kimco Realty Corporation 186,099
5,199 Mid-America Apartment
Communities, Inc. 535,653
33,657 Prologis, Inc. 2,705,013
6,847 Public Storage, Inc. 1,359,883
15,620 Realty Income Corporation 778,813
7,637 Regency Centers Corporation 293,490
5,132 SBA Communications Corporation 1,385,486
13,986 Simon Property Group, Inc. 767,272
3,715 SL Green Realty Corporation 160,117
13,357 UDR, Inc. 488,065
16,989 Ventas, Inc. 455,305
7,220 Vornado Realty Trust 261,436
18,494 Welltower , Inc. 846,655
33,963 Weyerhaeuser Company 575,673
Total 29,346,768
Utilities (3.5%)
30,259 AES Corporation 411,522
10,955 Alliant Energy Corporation 529,017
11,214 Ameren Corporation 816,716
22,514 American Electric Power Company,
Inc. 1,800,670
8,240 American Water Works Company, Inc. 985,174
5,440 Atmos Energy Corporation 539,811
22,892 CenterPoint Energy, Inc. 353,681
12,937 CMS Energy Corporation 760,049
15,152 Consolidated Edison, Inc. 1,181,856

Large Cap Index Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.1%) Value
Utilities (3.5%) - continued
37,516 Dominion Energy, Inc. $ 2,708,280
8,756 DTE Energy Company 831,557
33,228 Duke Energy Corporation 2,687,481
16,345 Edison International, Inc. 895,543
9,075 Entergy Corporation 852,778
10,388 Evergy , Inc. 571,859
14,757 Eversource Energy 1,154,145
44,308 Exelon Corporation 1,630,978
24,627 FirstEnergy Corporation 986,804
22,278 NextEra Energy, Inc. 5,360,532
17,026 NiSource, Inc. 425,139
11,467 NRG Energy, Inc. 312,590
5,124 Pinnacle West Capital Corporation 388,348
34,996 PPL Corporation 863,701
23,050 Public Service Enterprise Group, Inc. 1,035,176
12,848 Sempra Energy 1,451,696
47,800 Southern Company 2,587,892
14,377 WEC Energy Group, Inc. 1,267,045
23,901 Xcel Energy, Inc. 1,441,230
Total 34,831,270
Total Common Stock
(cost $644,471,360) 976,500,250
Shares
Collateral Held for Securities Loaned
( 0.3% ) Value
2,754,585 Thrivent Cash Management Trust 2,754,585
Total Collateral Held for Securities
Loaned
(cost $2,754,585) 2,754,585
Shares or
Principal
Amount Short-Term Investments ( 0.8% ) Value
Federal Home Loan Bank Discount
Notes
200,000 1.570%, 4/22/2020
c,d
199,992
200,000 0.000%, 5/28/2020
d
199,978
200,000 0.150%, 6/23/2020
c,d
199,967
500,000 0.150%, 7/31/2020
c,d
499,849
Thrivent Core Short-Term Reserve
Fund
700,206 1.570% 6,988,053
Total Short-Term Investments (cost
$8,091,048) 8,087,839
Total Investments (cost
$655,316,993) 100.2% $987,342,674
Other Assets and Liabilities, Net
(0.2%) (2,294,555)
Total Net Assets 100.0% $985,048,119
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Index Portfolio as of
March 31, 2020:
Securities Lending Transactions
Common Stock $ 2,733,399
Total lending $2,733,399
Gross amount payable upon return of
collateral for securities loaned $2,754,585
Net amounts due to counterparty $21,186

Large Cap Index Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2020, in valuing Large Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 97,405,480 97,405,480 – –
Consumer Discretionary 103,170,416 103,170,416 – –
Consumer Staples 76,086,655 76,086,655 – –
Energy 25,848,523 25,848,523 – –
Financials 106,744,778 106,744,778 – –
Health Care 150,232,592 150,232,592 – –
Industrials 85,328,132 85,328,132 – –
Information Technology 248,773,981 248,773,981 – –
Materials 18,731,655 18,731,655 – –
Real Estate 29,346,768 29,346,768 – –
Utilities 34,831,270 34,831,270 – –
Short-Term Investments 1,099,786 – 1,099,786 –
Subtotal Investments in Securities $977,600,036 $976,500,250 $1,099,786 $–
Other Investments  * Total
Affiliated Short-Term Investments 6,988,053
Collateral Held for Securities Loaned 2,754,585
Subtotal Other Investments $9,742,638
Total Investments at Value $987,342,674
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 21,066 21,066 – –
Total Liability Derivatives $21,066 $21,066 $– $–
The following table presents Large Cap Index Portfolio's futures contracts held as of March 31, 2020. Investments and/or cash totaling $1,099,786 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini S&P 500 Index 69 June 2020 $ 8,886,531 ( $ 21,066)
Total Futures Long Contracts $ 8,886,531 ( $ 21,066)
Total Futures Contracts $ 8,886,531 ($21,066)

Large Cap Index Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the
Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
3/31/2020
Shares Held at
3/31/2020
% of Net Assets
3/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.570% $6,051 $13,458 $12,514 $6,988 700 0.7%
Total Affiliated Short-Term Investments 6,051 6,988 0.7
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 1,403 12,590 11,238 2,755 2,755 0.3
Total Collateral Held for Securities Loaned 1,403 2,755 0.3
Total Value $7,454 $9,743
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 3/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.570% $(4) $(3) – $27
Total Income/Non Income Cash from Affiliated Investments $27
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 4
Total Affiliated Income from Securities Loaned, Net $4
Total Value $(4) $(3) $–

Large Cap Value Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 97.9% ) Value
Communications Services (9.3%)
17,920 Alphabet, Inc.
a
$ 20,837,555
1,004,180 Comcast Corporation 34,523,708
58,770 Discovery, Inc., Class A
a,b
1,142,489
1,092,584 Verizon Communications, Inc. 58,704,538
200,054 ViacomCBS , Inc. 2,802,757
Total 118,011,047
Consumer Discretionary (6.4%)
176,858 Aptiv plc 8,708,488
10,728 AutoZone, Inc.
a
9,075,888
264,616 D.R. Horton, Inc. 8,996,944
397,840 Lowe's Companies, Inc. 34,234,132
55,750 Mohawk Industries, Inc.
a
4,250,380
262,990 Sony Corporation ADR 15,563,748
Total 80,829,580
Consumer Staples (4.1%)
83,270 Kimberly-Clark Corporation 10,647,735
364,351 Wal-Mart Stores, Inc. 41,397,561
Total 52,045,296
Energy (5.9%)
659,356 BP plc ADR
b
16,081,693
206,966 Chevron Corporation 14,996,756
178,810 ConocoPhillips 5,507,348
460,922 Enterprise Products Partners, LP 6,591,185
147,000 Exxon Mobil Corporation 5,581,590
448,260 Halliburton Company 3,070,581
1,138,426 Marathon Oil Corporation 3,745,421
398,950 Marathon Petroleum Corporation 9,423,199
141,038 Pioneer Natural Resources Company 9,893,816
Total 74,891,589
Financials (19.4%)
364,010 Aflac, Inc. 12,463,702
274,750 American International Group, Inc. 6,662,687
2,127,507 Bank of America Corporation 45,166,974
303,630 Capital One Financial Corporation 15,309,025
108,540 Chubb, Ltd. 12,122,833
766,750 Citigroup, Inc. 32,295,510
129,970 Comerica, Inc. 3,813,320
35,330 Goldman Sachs Group, Inc. 5,461,665
342,290 Hartford Financial Services Group,
Inc. 12,062,300
207,620 J.P. Morgan Chase & Company 18,692,029
521,800 KeyCorp 5,411,066
316,750 MetLife, Inc. 9,683,047
471,830 Morgan Stanley 16,042,220
101,200 PNC Financial Services Group, Inc. 9,686,864
79,145 Prudential Financial, Inc. 4,126,620
205,110 Raymond James Financial, Inc. 12,962,952
461,230 U.S. Bancorp 15,889,373
317,520 Zions Bancorporations NA 8,496,835
Total 246,349,022
Health Care (19.5%)
56,940 Biogen, Inc.
a
18,014,677
405,810 Centene Corporation
a
24,109,172
102,312 Cigna Holding Company 18,127,640
493,527 CVS Health Corporation 29,280,957
171,590 Gilead Sciences, Inc. 12,828,068
100,700 HCA Healthcare, Inc. 9,047,895
310,150 Johnson & Johnson 40,669,970
369,040 Medtronic plc 33,280,027
543,342 Merck & Company, Inc. 41,804,734
468,450 Pfizer, Inc. 15,290,208
Shares Common Stock (97.9%) Value
Health Care (19.5%) - continued
55,751 Zimmer Biomet Holdings, Inc. $ 5,635,311
Total 248,088,659
Industrials (10.7%)
37,040 Boeing Company 5,524,146
153,060 CSX Corporation 8,770,338
433,890 Delta Air Lines, Inc. 12,378,882
100,140 General Dynamics Corporation 13,249,523
172,113 Honeywell International, Inc. 23,026,998
119,388 Ingersoll - Rand, Inc.
a,b
2,960,822
350,100 Johnson Controls International plc 9,438,696
68,490 Kansas City Southern 8,710,558
97,400 Parker-Hannifin Corporation 12,635,702
135,300 Trane Technologies plc 11,174,427
297,220 United Technologies Corporation 28,036,763
Total 135,906,855
Information Technology (15.9%)
79,950 Apple, Inc. 20,330,485
1,582,670 Cisco Systems, Inc. 62,214,758
364,550 Microsoft Corporation 57,493,181
200,530 Oracle Corporation 9,691,615
162,180 QUALCOMM, Inc. 10,971,477
14,644 Samsung Electronics Company, Ltd.
GDR 14,484,931
193,350 Texas Instruments, Inc. 19,321,466
64,220 VMware, Inc.
a
7,777,042
Total 202,284,955
Materials (2.5%)
375,710 CF Industries Holdings, Inc. 10,219,312
291,961 Eastman Chemical Company 13,599,543
219,620 Nucor Corporation 7,910,713
Total 31,729,568
Real Estate (1.3%)
269,114 American Campus Communities, Inc. 7,467,913
30,221 AvalonBay Communities, Inc. 4,447,625
486,260 Host Hotels & Resorts, Inc. 5,368,310
Total 17,283,848
Utilities (2.9%)
798,234 Exelon Corporation 29,382,994
184,002 FirstEnergy Corporation 7,372,960
Total 36,755,954
Total Common Stock
(cost $1,198,177,020) 1,244,176,373
Shares
Collateral Held for Securities Loaned
( 1.5% ) Value
18,509,586 Thrivent Cash Management Trust 18,509,586
Total Collateral Held for Securities
Loaned
(cost $18,509,586) 18,509,586

Large Cap Value Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Short-Term Investments ( 1.9% ) Value
Thrivent Core Short-Term Reserve
Fund
2,490,064 1.570% $ 24,850,834
Total Short-Term Investments (cost
$24,896,445) 24,850,834
Total Investments (cost
$1,241,583,051) 101.3% $1,287,536,793
Other Assets and Liabilities, Net
(1.3%) (16,947,256)
Total Net Assets 100.0% $1,270,589,537
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Value Portfolio as of
March 31, 2020:
Securities Lending Transactions
Common Stock $ 16,556,485
Total lending $16,556,485
Gross amount payable upon return of
collateral for securities loaned $18,509,586
Net amounts due to counterparty $1,953,101
Definitions:
ADR - American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S.
depository bank.
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2020, in valuing Large Cap Value Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 118,011,047 118,011,047 – –
Consumer Discretionary 80,829,580 80,829,580 – –
Consumer Staples 52,045,296 52,045,296 – –
Energy 74,891,589 74,891,589 – –
Financials 246,349,022 246,349,022 – –
Health Care 248,088,659 248,088,659 – –
Industrials 135,906,855 135,906,855 – –
Information Technology 202,284,955 187,800,024 14,484,931 –
Materials 31,729,568 31,729,568 – –
Real Estate 17,283,848 17,283,848 – –
Utilities 36,755,954 36,755,954 – –
Subtotal Investments in Securities $1,244,176,373 $1,229,691,442 $14,484,931 $–
Other Investments  * Total
Affiliated Short-Term Investments 24,850,834
Collateral Held for Securities Loaned 18,509,586
Subtotal Other Investments $43,360,420
Total Investments at Value $1,287,536,793
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Large Cap Value Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the
Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Value Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
3/31/2020
Shares Held at
3/31/2020
% of Net Assets
3/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.570% $32,029 $27,832 $34,948 $24,851 2,490 1.9%
Total Affiliated Short-Term Investments 32,029 24,851 1.9
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 8,485 37,138 27,113 18,510 18,510 1.5
Total Collateral Held for Securities Loaned 8,485 18,510 1.5
Total Value $40,514 $43,361
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 3/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.570% $(16) $(46) – $166
Total Income/Non Income Cash from Affiliated Investments $166
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 8
Total Affiliated Income from Securities Loaned, Net $8
Total Value $(16) $(46) $–

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 98.1% ) Value
Asset-Backed Securities (16.9%)
Ares XXXVII CLO, Ltd.
$ 3,400,000
3.001%,  (LIBOR 3M + 1.170%),
10/15/2030, Ser. 2015-4A,
Class A1R
a,b
$ 3,225,352
ARI Fleet Lease Trust
301,386
1.910%,  4/15/2026, Ser.
2017-A, Class A2
a
300,787
Ascentium Equipment Receivables,
LLC
2,200,965
3.210%,  9/11/2023, Ser.
2018-1A, Class A3
a
2,203,415
Assurant CLO III, Ltd.
4,500,000
3.049%,  (LIBOR 3M +
1.230%), 10/20/2031, Ser.
2018-2A, Class A
a,b
4,111,236
Axis Equipment Finance Receivables
Trust
2,000,000
2.630%,  6/20/2024, Ser.
2019-1A, Class A2
a
1,987,688
Bank of the West Auto Trust
1,517,226
2.110%,  1/15/2023, Ser.
2017-1, Class A3
a
1,511,243
BCC Funding XIV, LLC
845,167
2.960%,  6/20/2023, Ser.
2018-1A, Class A2
a
843,385
Benefit Street Partners CLO IV, Ltd.
4,950,000
3.069%,  (LIBOR 3M +
1.250%), 1/20/2029, Ser.
2014-IVA, Class A1RR
a,b
4,793,639
Betony CLO, Ltd.
3,425,000
2.850%,  (LIBOR 3M +
1.080%), 4/30/2031, Ser.
2018-1A, Class A1
a,b
3,206,321
BlueMountain CLO, Ltd.
3,000,000
3.049%,  (LIBOR 3M +
1.230%), 1/20/2029, Ser.
2013-1A, Class A1R2
a,b
2,906,820
1,000,000
2.819%,  (LIBOR 3M +
1.000%), 4/20/2031, Ser.
2015-3A, Class A1R
a,b
939,729
Business Jet Securities, LLC
448,776
4.335%,  2/15/2033, Ser.
2018-1, Class A
a
370,531
Canadian Pacer Auto Receivables
Trust
161,113
2.050%,  3/19/2021, Ser.
2017-1A, Class A3
a
160,777
CBAM, Ltd.
5,000,000
3.111%,  (LIBOR 3M +
1.280%), 2/12/2030, Ser.
2019-9A, Class A
a,b
4,792,180
CCG Receivables Trust
843,673
2.500%,  6/16/2025, Ser.
2018-1, Class A2
a
841,887
Cedar Funding VI CLO, Ltd.
6,000,000
2.909%,  (LIBOR 3M +
1.090%), 10/20/2028, Ser.
2016-6A, Class AR
a,b
5,745,600
Commonbond Student Loan Trust
145,593
3.200%,  6/25/2032, Ser.
2015-A, Class A
a
145,530
1,014,876
2.550%,  5/25/2041, Ser.
2017-AGS, Class A1
a
1,024,418
Principal
Amount Long-Term Fixed Income (98.1%) Value
Asset-Backed Securities (16.9%) - continued
$ 2,201,625
1.447%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
a,b
$ 2,142,736
CoreVest American Finance Trust
1,928,581
3.804%,  6/15/2051, Ser.
2018-1, Class A
a
1,946,163
Credit Acceptance Auto Loan Trust
2,200,000
3.470%,  5/17/2027, Ser.
2018-2A, Class A
a
2,179,895
Deephaven Residential Mortgage
Trust
1,893,588
4.080%,  10/25/2058, Ser.
2018-4A, Class A1
a,b
1,920,120
DRB Prime Student Loan Trust
651,089
3.516%,  (LIBOR 1M + 1.900%),
10/27/2031, Ser. 2015-B,
Class A1
a,b
653,178
Earnest Student Loan Program, LLC
1,094,896
2.650%,  1/25/2041, Ser.
2017-A, Class A2
a
1,090,949
Edlinc Student Loan Funding Trust
171,573
3.270%,  (CMT 3M + 3.150%),
10/1/2025, Ser. 2012-A, Class
AT
a,b
171,645
Education Funding Trust
4,247,274
2.790%,  7/25/2041, Ser.
2020-A, Class A
a
4,181,620
Fifth Third Auto Trust
421,410
1.800%,  2/15/2022, Ser.
2017-1, Class A3 420,588
Freedom ABS Trust
2,519,435
2.520%,  3/18/2027, Ser.
2020-FP1, Class A
a
2,393,469
Garrison BSL CLO, Ltd.
5,000,000
2.806%,  (LIBOR 3M +
0.970%), 7/17/2028, Ser.
2018-1A, Class A1
a,b
4,805,775
GM Financial Automobile Leasing
Trust
6,500,000
3.080%,  12/20/2022, Ser.
2019-1, Class A4 6,515,632
GoldenTree Loan Opportunities, Ltd.
3,000,000
3.075%,  (LIBOR 3M +
1.300%), 10/29/2029, Ser.
2014-9A, Class AJR2
a,b
2,773,158
Golub Capital Partners, Ltd.
6,000,000
2.969%,  (LIBOR 3M +
1.150%), 10/20/2028, Ser.
2018-39A, Class A1
a,b
5,785,542
HSI Asset Securitization Corporation
Trust
1,328,072
1.317%,  (LIBOR 1M + 0.370%),
1/25/2036, Ser. 2006-OPT2,
Class M1
b
1,319,021
Invitation Homes Trust
4,248,923
1.900%,  (LIBOR 1M +
1.100%), 1/17/2038, Ser.
2018-SFR4, Class A
a,b
3,940,495
Marlette Funding Trust
651,763
3.200%,  9/15/2028, Ser.
2018-3A, Class A
a
647,380
2,132,459
3.440%,  4/16/2029, Ser.
2019-1A, Class A
a
2,058,964

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.1%) Value
Asset-Backed Securities (16.9%) - continued
National Collegiate Trust
$ 1,397,393
1.242%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
a,b
$ 1,315,093
Nationstar HECM Loan Trust
3,072,561
2.272%,  11/25/2029, Ser.
2019-2A, Class A
a,b
3,033,990
Navient Private Education Loan Trust
1,890,428
2.820%,  2/15/2068, Ser.
2019-CA, Class A1
a
1,891,287
Navient Student Loan Trust
2,099,328
2.180%,  8/15/2068, Ser.
2019-FA, Class A1
a
2,096,143
2,710,616
1.547%,  (LIBOR 1M +
0.600%), 7/26/2066, Ser.
2017-3A, Class A2
a,b
2,679,440
2,088,981
1.697%,  (LIBOR 1M +
0.750%), 7/26/2066, Ser.
2017-1A, Class A2
a,b
2,070,646
Neuberger Berman CLO XIV, Ltd.
2,500,000
2.646%,  (LIBOR 3M +
1.030%), 1/28/2030, Ser.
2013-14A, Class AR2
a,b
2,395,825
Neuberger Berman CLO, Ltd.
3,000,000
2.646%,  (LIBOR 3M +
1.030%), 4/22/2029, Ser.
2014-17A, Class AR2
a,b
2,867,373
NextGear Floorplan Master Owner
Trust
4,000,000
2.560%,  10/17/2022, Ser.
2017-2A, Class A2
a
3,857,344
Northstar Education Finance, Inc.
885,696
1.647%,  (LIBOR 1M +
0.700%), 12/26/2031, Ser.
2012-1, Class A
a,b
866,174
NRZ Excess Spread-Collateralized
Notes Series
1,760,438
3.193%,  1/25/2023, Ser.
2018-PLS1, Class A
a
1,755,364
OZLM VIII, Ltd.
4,100,000
3.006%,  (LIBOR 3M + 1.170%),
10/17/2029, Ser. 2014-8A,
Class A1RR
a,b
3,900,449
Pretium Mortgage Credit Partners,
LLC
3,307,868
3.721%,  1/25/2059, Ser.
2019-CFL1, Class A1
a,c
2,848,015
Progress Residential Trust
3,000,000
3.422%,  8/17/2035, Ser.
2019-SFR1, Class A
a
2,974,725
Prosper Marketplace Issuance Trust
308,609
3.350%,  10/15/2024, Ser.
2018-2A, Class A
a
306,728
RCO Mortgage, LLC
5,813,816
4.458%,  10/25/2023, Ser.
2018-2, Class A1
a,c
5,503,550
Residential Asset Mortgage Program
Series Trust
802,892
1.237%,  (LIBOR 1M +
0.290%), 8/25/2036, Ser.
2006-RZ3, Class A3
b
797,019
Santander Retail Auto Lease Trust
90,164
2.220%,  1/20/2021, Ser.
2017-A, Class A3
a
90,124
Principal
Amount Long-Term Fixed Income (98.1%) Value
Asset-Backed Securities (16.9%) - continued
SLM Student Loan Trust
$ 2,776,724
1.347%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
b
$ 2,638,749
197,109
1.467%,  (LIBOR 1M +
0.520%), 3/25/2026, Ser.
2011-1, Class A1
b
196,927
Small Business Lending Trust
1,021,753
2.850%,  7/15/2026, Ser.
2019-A, Class A
a
1,001,326
1,742,011
2.620%,  12/15/2026, Ser.
2020-A, Class A
a
1,697,138
SoFi Consumer Loan Program Trust
2,732,695
3.010%,  4/25/2028, Ser.
2019-2, Class A
a
2,650,787
952,608
2.020%,  1/25/2029, Ser.
2020-1, Class A
a
885,767
SoFi Consumer Loan Program, LLC
514,345
2.770%,  5/25/2026, Ser.
2017-3, Class A
a
509,876
990,683
3.060%,  9/25/2028, Ser.
2016-5, Class A
a
972,271
SoFi Professional Loan Program, LLC
522,655
2.510%,  8/25/2033, Ser.
2015-C, Class A2
a
526,378
263,312
1.797%,  (LIBOR 1M +
0.850%), 7/25/2039, Ser.
2016-E, Class A1
a,b
260,701
Sound Point CLO XX, Ltd.
4,000,000
2.894%,  (LIBOR 3M +
1.100%), 7/26/2031, Ser.
2018-2A, Class A
a,b
3,662,104
Springleaf Funding Trust
369,654
2.900%,  11/15/2029, Ser.
2016-AA, Class A
a
366,520
Synchrony Credit Card Master Note
Trust
1,500,000
3.470%,  5/15/2026, Ser.
2018-2, Class A 1,541,797
THL Credit Wind River CLO, Ltd.
2,500,000
3.049%,  (LIBOR 3M +
1.230%), 7/20/2030, Ser.
2017-2A, Class A
a,b
2,371,022
Upstart Securitization Trust
250,040
3.450%,  4/20/2026, Ser.
2019-1, Class A
a
248,110
2,795,169
2.897%,  9/20/2029, Ser.
2019-2, Class A
a
2,589,322
3,465,635
2.684%,  1/21/2030, Ser.
2019-3, Class A
a
3,441,398
3,800,000
2.322%,  4/22/2030, Ser.
2020-1, Class A
a
3,585,140
Vericrest Opportunity Loan
Transferee
3,459,510
3.352%,  9/25/2049, Ser.
2019-NPL5, Class A1A
a,c
2,915,258
Voya CLO, Ltd.
1,250,000
3.031%,  (LIBOR 3M +
1.200%), 10/15/2030, Ser.
2012-4A, Class A1AR
a,b
1,173,680
2,500,000
2.059%,  (LIBOR 3M +
1.060%), 4/15/2031, Ser.
2019-1A, Class AR
a,b
2,336,410

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.1%) Value
Asset-Backed Securities (16.9%) - continued
Wheels SPV 2, LLC
$ 15,556
1.880%,  4/20/2026, Ser.
2017-1A, Class A2
a
$ 15,541
Total 160,892,379
Basic Materials (0.8%)
Dow Chemical Company
1,500,000 3.150%,  5/15/2024 1,477,387
DowDuPont , Inc.
2,000,000 4.205%,  11/15/2023 2,098,539
Glencore Funding, LLC
1,500,000 3.000%,  10/27/2022
a
1,371,375
Kinross Gold Corporation
1,000,000 5.950%,  3/15/2024 1,010,000
Mosaic Company
650,000 3.250%,  11/15/2022 636,818
Syngenta Finance NV
1,000,000 4.892%,  4/24/2025
a
980,658
Total 7,574,777
Capital Goods (1.8%)
Caterpillar Financial Services
Corporation
1,420,000 1.950%,  11/18/2022 1,417,103
General Electric Company
795,000 3.450%,  5/15/2024 785,415
Huntington Ingalls Industries, Inc.
700,000 3.844%,  5/1/2025
a
720,753
Lockheed Martin Corporation
1,000,000 2.500%,  11/23/2020 1,002,286
Northrop Grumman Corporation
2,000,000 2.550%,  10/15/2022 1,998,886
Otis Worldwide Corporation
1,875,000 2.056%,  4/5/2025
a
1,832,848
Republic Services, Inc.
1,250,000 2.500%,  8/15/2024 1,258,520
Roper Technologies, Inc.
500,000 2.800%,  12/15/2021 500,454
1,250,000 3.650%,  9/15/2023 1,285,091
750,000 2.350%,  9/15/2024 729,167
Siemens Financieringsmaatschappij
NV
2,000,000
1.351%,  (LIBOR 3M + 0.610%),
3/16/2022
a,b
1,949,298
Textron, Inc.
2,000,000 3.875%,  3/1/2025 2,000,146
Waste Management, Inc.
750,000 2.950%,  6/15/2024 762,603
WW Grainger, Inc.
875,000 1.850%,  2/15/2025 875,974
Total 17,118,544
Collateralized Mortgage Obligations (18.5%)
Ajax Mortgage Loan Trust
4,512,581
2.956%,  9/25/2065, Ser.
2019-D, Class A1
a
4,408,854
Angel Oak Mortgage Trust I, LLC
2,333,696
3.258%,  4/27/2048, Ser.
2018-1, Class A1
a,b
2,287,759
2,407,622
3.674%,  7/27/2048, Ser.
2018-2, Class A1
a,b
2,296,672
Antler Mortgage Trust
2,500,000
4.458%,  6/27/2022, Ser.
2019-RTL1, Class A1
a
2,179,631
Principal
Amount Long-Term Fixed Income (98.1%) Value
Collateralized Mortgage Obligations (18.5%) -
continued
$ 3,250,000
4.335%,  7/25/2022, Ser.
2018-RTL1, Class A1
a
$ 3,233,112
Banc of America Funding Trust
937,101
3.443%,  1/25/2035, Ser.
2004-D, Class 4A1
b
778,719
1,543,679
5.750%,  3/25/2036, Ser.
2006-3, Class 3A1 1,472,953
Bear Stearns Adjustable Rate
Mortgage Trust
256,096
4.270%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
238,237
595,973
4.753%,  10/25/2036, Ser.
2006-4, Class 1A1
b
542,449
BRAVO Residential Funding Trust
1,947,051
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
a
1,952,952
4,284,504
2.748%,  11/25/2059, Ser.
2019-NQM2, Class A1
a,b
4,138,342
Cascade Funding Mortgage Trust
2,538,255
4.000%,  10/25/2068, Ser.
2018-RM2, Class A
a,b
2,508,810
Civic Mortgage, LLC
1,559,470
4.349%,  11/25/2022, Ser.
2018-2, Class A1
a,c
1,553,984
COLT Funding, LLC
491,359
3.470%,  7/27/2048, Ser.
2018-2, Class A1
a,b
484,404
1,962,320
2.764%,  8/25/2049, Ser.
2019-3, Class A1
a,b
1,898,079
Countrywide Alternative Loan Trust
260,706
5.500%,  11/25/2035, Ser.
2005-49CB, Class A1 232,422
287,051
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 251,055
Credit Suisse Mortgage Capital
Certificates
2,295,564
3.393%,  2/25/2024, Ser.
2020-BPL1, Class A1
a,c
2,271,269
5,000,000
1.685%,  (LIBOR 1M +
0.980%), 5/15/2036, Ser.
2019-ICE4, Class A
a,b
4,699,535
4,769,052
3.322%,  10/25/2058, Ser.
2019-RPL8, Class A1
a,b
4,950,408
Deephaven Residential Mortgage
Trust
4,505,981
2.791%,  10/25/2059, Ser.
2019-4A, Class A1
a,b
4,233,943
Ellington Financial Mortgage Trust
1,173,367
4.140%,  10/25/2058, Ser.
2018-1, Class A1FX
a,b
1,159,089
Federal Home Loan Mortgage
Corporation - REMIC
1,845,940
3.000%,  8/15/2040, Ser.
4364, Class A 1,927,049
Federal National Mortgage
Association - REMIC
1,844,332
4.000%,  3/25/2029, Ser.
2012-74, Class V 1,957,832
5,464,053
3.000%,  2/25/2040, Ser.
2018-13, Class EB 5,592,980
802,080
3.000%,  1/25/2041, Ser.
2015-79, Class BA 824,482

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.1%) Value
Collateralized Mortgage Obligations (18.5%) -
continued
$ 871,862
3.000%,  8/25/2041, Ser.
2015-80, Class LA $ 911,615
2,971,659
3.000%,  2/25/2044, Ser.
2016-81, Class PA 3,185,181
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
131,362
2.250%,  6/25/2025, Ser.
2010-58, Class PT 131,918
FWD Securitization Trust
3,386,985
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
a,b
3,356,789
GCAT Trust
3,484,181
2.985%,  2/25/2059, Ser.
2019-NQM1, Class A1
a,c
3,415,987
Genworth Mortgage Insurance
Corporation
2,000,000
2.847%,  (LIBOR 1M +
1.900%), 11/26/2029, Ser.
2019-1, Class M1
a,b
1,899,058
GMAC Mortgage Corporation Loan
Trust
56,131
1.447%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,d
53,657
297,298
5.750%,  10/25/2036, Ser.
2006-HE3, Class A2
b
294,085
GS Mortgage-Backed Securities Trust
3,083,871
3.750%,  10/25/2057, Ser.
2018-RPL1, Class A1A
a
3,133,649
1,204,523
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
a,b
1,179,182
GSAA Home Equity Trust
844,141
4.524%,  8/25/2034, Ser.
2004-10, Class M2
c
796,814
Homeward Opportunities Fund I Trust
4,316,619
3.454%,  1/25/2059, Ser.
2019-1, Class A1
a,b
4,152,604
Homeward Opportunities Fund Trust
2,142,573
3.766%,  6/25/2048, Ser.
2018-1, Class A1
a,b
2,069,171
J.P. Morgan Alternative Loan Trust
1,088,486
3.828%,  3/25/2036, Ser.
2006-A1, Class 2A1
b
913,841
Legacy Mortgage Asset Trust
3,562,721
4.000%,  1/25/2059, Ser.
2019-GS1, Class A1
a
3,213,875
3,424,270
3.250%,  11/25/2059, Ser.
2019-GS7, Class A1
a,c
3,455,825
Long Beach Mortgage Loan Trust
868,686
1.817%,  (LIBOR 1M + 0.870%),
2/25/2035, Ser. 2005-1, Class
M3
b
852,304
Master Asset Securitization Trust
918,000
1.447%,  (LIBOR 1M +
0.500%), 6/25/2036, Ser.
2006-2, Class 2A2
b
271,842
Merrill Lynch Mortgage Investors
Trust
250,472
2.132%,  (LIBOR 1M + 1.185%),
7/25/2035, Ser. 2004-WMC5,
Class M3
b
243,822
Principal
Amount Long-Term Fixed Income (98.1%) Value
Collateralized Mortgage Obligations (18.5%) -
continued
Mortgage Equity Conversion Asset
Trust
$ 2,951,636
0.660%,  (CMT 1Y + 0.490%),
1/25/2042, Ser. 2007-FF1,
Class A
a,b
$ 2,690,595
2,881,089
0.660%,  (CMT 1Y + 0.470%),
2/25/2042, Ser. 2007-FF2,
Class A
a,b
2,650,398
New Residential Mortgage, LLC
2,593,692
3.790%,  7/25/2054, Ser.
2018-FNT2, Class A
a
2,588,578
Oaktown Re II, Ltd.
413,433
2.497%,  (LIBOR 1M +
1.550%), 7/25/2028, Ser.
2018-1A, Class M1
a,b
411,260
Preston Ridge Partners Mortgage
Trust, LLC
1,124,004
4.500%,  1/25/2024, Ser.
2019-1A, Class A1
a,c
1,134,572
2,072,350
3.967%,  4/25/2024, Ser.
2019-2A, Class A1
a,c
1,853,654
3,745,131
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
a,b
3,723,734
2,901,927
3.351%,  11/25/2024, Ser.
2019-4A, Class A1
a,c
2,857,142
1,972,606
2.981%,  2/25/2025, Ser.
2020-1A, Class A1
a,c
1,558,767
Pretium Mortgage Credit Partners,
LLC
3,930,163
2.858%,  5/27/2059, Ser.
2020-NPL1, Class A1
a,c
3,070,000
Radnor RE, Ltd.
1,079,254
2.347%,  (LIBOR 1M +
1.400%), 3/25/2028, Ser.
2018-1, Class M1
a,b
1,076,849
RCO Mortgage, LLC
3,782,337
3.475%,  11/25/2024, Ser.
2019-2, Class A1
a,c
3,594,047
3,144,075
4.270%,  12/26/2053, Ser.
2018-VFS1, Class A1
a,b
3,083,944
Renaissance Home Equity Loan Trust
1,143,810
5.285%,  1/25/2037, Ser.
2006-4, Class AF2
c
486,087
Residential Asset Securitization Trust
588,886
5.750%,  2/25/2036, Ser.
2005-A15, Class 5A1 352,161
Residential Funding Mortgage
Security I Trust
361,609
5.500%,  10/25/2021, Ser.
2006-S10, Class 2A1 339,492
Silver Hill Trust
1,906,336
3.046%,  11/25/2049, Ser.
2019-SBC1, Class A1
a,b
1,773,777
Specialty Underwriting and
Residential Finance Trust
3,069,670
1.947%,  (LIBOR 1M +
1.000%), 7/25/2035, Ser.
2004-BC3, Class A2C
b
2,488,454
3,415,622
1.927%,  (LIBOR 1M +
0.980%), 10/25/2035, Ser.
2004-BC4, Class A2C
b
2,999,130
Stanwich Mortgage Loan Trust
3,252,744
3.475%,  11/16/2024, Ser.
2019-NPB2, Class A1
a,c
3,177,249

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.1%) Value
Collateralized Mortgage Obligations (18.5%) -
continued
Starwood Mortgage Residential Trust
$ 2,586,229
4.121%,  10/25/2048, Ser.
2018-IMC2, Class A1
a,b
$ 2,540,386
Terwin Mortgage Trust
1,402,919
1.947%,  (LIBOR 1M +
1.000%), 12/25/2034, Ser.
2004-21HE, Class 2M2
a,b
1,260,666
Toorak Mortgage Corporation
3,500,000
4.375%,  8/25/2021, Ser.
2018-1, Class A1
a,c
3,053,988
5,250,000
4.458%,  3/25/2022, Ser.
2019-1, Class A1
a,c
4,600,663
2,500,000
3.721%,  9/25/2022, Ser.
2019-2, Class A1 2,232,967
2,500,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
a,c
2,469,176
TVC Mortgage Trust
2,800,000
3.474%,  9/25/2024, Ser.
2020-RTL1, Class A1
a
2,229,839
Vericrest Opportunity Loan
Transferee
2,456,358
2.981%,  3/25/2050, Ser.
2020-NPL4, Class A1
a,c
2,144,100
1,278,754
3.352%,  8/25/2049, Ser.
2019-NPL4, Class A1A
a,c
1,159,767
2,500,000
4.090%,  11/25/2049, Ser.
2019-NPL8, Class A1B
a,c
1,862,300
3,406,351
3.376%,  11/26/2049, Ser.
2019-NPL9, Class A1A
a,c
3,013,376
2,000,000
4.090%,  11/26/2049, Ser.
2019-NPL9, Class A1B
a,c
1,500,593
2,572,988
3.426%,  12/27/2049, Ser.
2019-NP10, Class A1A
a,c
2,366,063
Verus Securitization Trust
2,833,861
3.836%,  2/25/2059, Ser.
2019-1, Class A1
a,b
2,749,957
3,526,136
3.211%,  5/25/2059, Ser.
2019-2, Class A1
a,b
3,452,497
3,490,615
2.913%,  7/25/2059, Ser.
2019-INV2, Class A1
a,b
3,436,449
Wachovia Asset Securitization, Inc.
414,949
1.087%,  (LIBOR 1M + 0.140%),
7/25/2037, Ser. 2007-HE1,
Class A
a,b,d
373,056
Wachovia Mortgage Loan Trust, LLC
273,554
4.180%,  5/20/2036, Ser.
2006-A, Class 2A1
b
248,601
WaMu Mortgage Pass Through
Certificates
1,898,816
2.846%,  (12 MTA + 0.880%),
10/25/2046, Ser. 2006-AR13,
Class 1A
b
1,503,860
Total 175,714,434
Commercial Mortgage-Backed Securities (0.3%)
Federal National Mortgage
Association - ACES
2,012,353
3.560%,  9/25/2021, Ser.
2018-M5, Class A2
b
2,039,085
Principal
Amount Long-Term Fixed Income (98.1%) Value
Commercial Mortgage-Backed Securities (0.3%) -
continued
GSAA Home Equity Trust
$ 1,025,867
2.897%,  (LIBOR 1M +
1.950%), 5/25/2034, Ser.
2004-4, Class M2
b
$ 997,184
Total 3,036,269
Communications Services (2.2%)
American Tower Corporation
2,200,000 3.450%,  9/15/2021 2,211,179
1,500,000 3.375%,  5/15/2024 1,506,901
AT&T, Inc.
1,000,000 3.200%,  3/1/2022 1,014,429
2,000,000
2.594%,  (LIBOR 3M +
0.890%), 2/15/2023
b
1,887,480
Charter Communications Operating,
LLC
1,000,000 3.579%,  7/23/2020 996,891
1,875,000 4.500%,  2/1/2024 1,932,197
Cox Communications, Inc.
1,500,000 3.150%,  8/15/2024
a
1,533,912
Crown Castle International
Corporation
250,000 3.400%,  2/15/2021 251,682
1,000,000 2.250%,  9/1/2021 985,995
1,000,000 3.200%,  9/1/2024 997,042
Discovery Communications, LLC
2,000,000 2.950%,  3/20/2023 1,995,767
Fox Corporation
1,000,000 3.666%,  1/25/2022
a
1,021,310
940,000 3.050%,  4/7/2025
e
938,534
Omnicom Group, Inc.
1,242,000 3.625%,  5/1/2022 1,262,655
Vodafone Group PLC
1,875,000 2.950%,  2/19/2023 1,914,090
Total 20,450,064
Consumer Cyclical (2.6%)
Alibaba Group Holding, Ltd.
500,000 2.800%,  6/6/2023 508,402
American Honda Finance
Corporation
950,000 1.950%,  5/10/2023 926,382
BMW U.S. Capital, LLC
2,000,000 3.150%,  4/18/2024
a
1,983,569
Daimler Finance North America, LLC
2,000,000
2.271%,  (LIBOR 3M + 0.530%),
5/5/2020
a,b
1,996,906
875,000 1.750%,  3/10/2023
a
823,884
1,000,000
2.591%,  (LIBOR 3M +
0.840%), 5/4/2023
a,b
869,403
Ford Motor Credit Company, LLC
1,000,000
2.927%,  (LIBOR 3M +
1.235%), 2/15/2023
b
789,281
General Motors Financial Company,
Inc.
1,900,000 3.950%,  4/13/2024 1,722,017
1,420,000 2.900%,  2/26/2025 1,227,321
Harley-Davidson Financial Services,
Inc.
511,000 4.050%,  2/4/2022
a
499,531
Home Depot, Inc.
1,900,000 4.400%,  4/1/2021 1,934,019
Hyundai Capital Services, Inc.
1,000,000 3.000%,  3/6/2022
a
994,829

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.1%) Value
Consumer Cyclical (2.6%) - continued
$ 1,500,000 3.000%,  8/29/2022
a
$ 1,491,616
Lennar Corporation
990,000 4.875%,  12/15/2023 970,200
350,000 5.875%,  11/15/2024 354,025
Lowe's Companies, Inc.
700,000 4.000%,  4/15/2025 748,296
Ralph Lauren Corporation
275,000 2.625%,  8/18/2020 275,262
Target Corporation
940,000 2.250%,  4/15/2025 954,322
TJX Companies, Inc.
1,175,000 3.500%,  4/15/2025 1,201,804
Toyota Motor Credit Corporation
925,000 1.800%,  2/13/2025 892,609
Volkswagen Group of America
Finance, LLC
2,000,000 4.250%,  11/13/2023
a
1,976,060
1,500,000 2.850%,  9/26/2024
a
1,414,076
Total 24,553,814
Consumer Non-Cyclical (5.0%)
Abbott Laboratories
1,263,000 2.550%,  3/15/2022 1,273,895
AbbVie, Inc.
1,900,000 2.300%,  11/21/2022
a
1,898,252
1,920,000 3.600%,  5/14/2025 2,022,858
Allergan Funding SCS
2,000,000 3.850%,  6/15/2024 2,094,691
Altria Group, Inc.
2,000,000 3.800%,  2/14/2024 2,027,453
Amgen, Inc.
1,320,000 1.900%,  2/21/2025 1,328,483
Anheuser-Busch InBev Finance, Inc.
1,272,000 3.300%,  2/1/2023 1,308,890
Becton, Dickinson and Company
750,000
2.250%,  (LIBOR 3M +
0.875%), 12/29/2020
b
724,687
2,050,000 3.125%,  11/8/2021 2,056,666
Boston Scientific Corporation
1,840,000 3.450%,  3/1/2024 1,888,198
Bristol-Myers Squibb Company
2,000,000 3.625%,  5/15/2024
a
2,113,294
Cargill, Inc.
1,000,000 3.250%,  3/1/2023
a
1,039,553
Centene Corporation
1,050,000 5.375%,  8/15/2026
a
1,071,000
CK Hutchison International, Ltd.
2,000,000 2.750%,  3/29/2023
a
2,042,902
Coca-Cola Company
900,000 2.950%,  3/25/2025 962,831
Conagra Brands, Inc.
1,750,000 4.300%,  5/1/2024 1,816,996
Constellation Brands, Inc.
1,000,000 2.700%,  5/9/2022 979,166
500,000 3.200%,  2/15/2023 498,697
CVS Health Corporation
1,750,000 3.700%,  3/9/2023 1,821,729
1,000,000 4.000%,  12/5/2023 1,044,169
1,000,000 4.100%,  3/25/2025 1,052,417
General Mills, Inc.
1,500,000
2.846%,  (LIBOR 3M +
1.010%), 10/17/2023
b
1,449,997
Imperial Brands Finance plc
1,750,000 3.125%,  7/26/2024
a
1,710,870
Principal
Amount Long-Term Fixed Income (98.1%) Value
Consumer Non-Cyclical (5.0%) - continued
Imperial Tobacco Finance plc
$ 1,500,000 3.750%,  7/21/2022
a
$ 1,499,363
Mead Johnson Nutrition Company
1,000,000 3.000%,  11/15/2020 998,064
Mylan NV
975,000 3.150%,  6/15/2021 966,017
Novartis Capital Corporation
2,100,000 1.750%,  2/14/2025 2,121,057
PepsiCo, Inc.
1,400,000 2.250%,  3/19/2025 1,453,322
Smithfield Foods, Inc.
2,000,000 2.650%,  10/3/2021
a
1,872,189
Thermo Fisher Scientific, Inc.
700,000 4.133%,  3/25/2025 750,055
UnitedHealth Group, Inc.
1,000,000 3.500%,  2/15/2024 1,064,070
Zimmer Biomet Holdings, Inc.
1,500,000
1.802%,  (LIBOR 3M +
0.750%), 3/19/2021
b
1,481,920
Zoetis, Inc.
1,450,000 3.250%,  2/1/2023 1,482,233
Total 47,915,984
Energy (2.6%)
BP Capital Markets America, Inc.
1,500,000
1.702%,  (LIBOR 3M +
0.650%), 9/19/2022
b
1,435,078
1,000,000 3.790%,  2/6/2024 1,036,230
Continental Resources, Inc.
1,900,000 4.500%,  4/15/2023 1,045,068
Diamondback Energy, Inc.
950,000 2.875%,  12/1/2024 663,678
Encana Corporation
1,000,000 3.900%,  11/15/2021 685,737
Energy Transfer Operating, LP
1,660,000 4.200%,  9/15/2023 1,449,932
950,000 2.900%,  5/15/2025 802,169
EOG Resources, Inc.
1,025,000 2.625%,  3/15/2023 1,004,728
Exxon Mobil Corporation
1,785,000
1.371%,  (LIBOR 3M + 0.370%),
3/6/2022
b
1,680,147
1,100,000 2.992%,  3/19/2025 1,159,062
Hess Corporation
2,000,000 3.500%,  7/15/2024 1,588,238
Marathon Oil Corporation
1,000,000 2.800%,  11/1/2022 765,412
Marathon Petroleum Corporation
1,325,000 3.400%,  12/15/2020 1,312,648
MPLX, LP
500,000 3.500%,  12/1/2022
a
478,573
1,500,000 4.875%,  6/1/2025 1,235,267
Newfield Exploration Company
1,000,000 5.750%,  1/30/2022 680,888
550,000 5.625%,  7/1/2024 295,191
ONEOK, Inc.
1,000,000 2.750%,  9/1/2024 816,543
Petroleos Mexicanos
1,201,750 2.378%,  4/15/2025 1,232,056
Plains All American Pipeline, LP
2,000,000 3.850%,  10/15/2023 1,760,565
Schlumberger Holdings Corporation
1,500,000 3.750%,  5/1/2024
a
1,419,616

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.1%) Value
Energy (2.6%) - continued
Transcontinental Gas Pipe Line
Company, LLC
$ 600,000 7.850%,  2/1/2026 $ 683,245
Williams Partners, LP
1,325,000 3.600%,  3/15/2022 1,284,256
Total 24,514,327
Financials (15.6%)
ABN AMRO Bank NV
1,900,000 2.450%,  6/4/2020
a
1,890,933
AerCap Ireland Capital Designated
Activity Company and AerCap
Global Aviation Trust
1,000,000 3.300%,  1/23/2023 829,996
American Express Credit Corporation
850,000
1.791%,  (LIBOR 3M +
1.050%), 9/14/2020
b
845,398
American International Group, Inc.
1,150,000 3.300%,  3/1/2021 1,150,852
Athene Global Funding
2,000,000
3.138%,  (LIBOR 3M +
1.230%), 7/1/2022
a,b
2,012,512
Australia and New Zealand Banking
Group, Ltd.
1,890,000 2.950%,  7/22/2030
a,b
1,790,841
Banco Santander SA
800,000
2.968%,  (LIBOR 3M +
1.120%), 4/12/2023
b
768,811
Bank of America Corporation
500,000 2.816%,  7/21/2023
b
501,925
1,775,000 4.200%,  8/26/2024 1,886,676
1,000,000 3.458%,  3/15/2025
b
1,031,364
1,900,000 2.456%,  10/22/2025
b
1,916,075
Bank of Montreal
1,500,000 3.300%,  2/5/2024 1,566,326
Bank of New York Mellon Corporation
1,885,000 1.850%,  1/27/2023 1,893,078
Bank of New Zealand
875,000 2.000%,  2/21/2025
a
856,350
Bank of Nova Scotia
1,175,000 1.950%,  2/1/2023 1,168,234
Barclays plc
1,250,000 3.250%,  1/12/2021 1,241,613
1,000,000 3.684%,  1/10/2023 1,002,553
2,000,000
3.072%,  (LIBOR 3M +
1.380%), 5/16/2024
b
1,761,211
BNP Paribas SA
960,000 2.819%,  11/19/2025
a,b
948,418
BPCE SA
1,000,000
2.903%,  (LIBOR 3M +
1.220%), 5/22/2022
a,b
960,660
950,000 2.375%,  1/14/2025
a
882,195
Branch Banking and Trust Company
1,800,000 2.150%,  12/6/2024 1,783,009
Canadian Imperial Bank of
Commerce
1,875,000 2.250%,  1/28/2025 1,853,120
Capital One Bank USA NA
1,875,000 2.014%,  1/27/2023
b
1,831,179
Capital One Financial Corporation
2,000,000
2.473%,  (LIBOR 3M + 0.760%),
5/12/2020
b
1,997,422
1,500,000 3.900%,  1/29/2024 1,504,225
Principal
Amount Long-Term Fixed Income (98.1%) Value
Financials (15.6%) - continued
Capital One NA
$ 1,000,000
2.554%,  (LIBOR 3M +
0.820%), 8/8/2022
b
$ 978,541
Citigroup, Inc.
1,500,000
2.754%,  (LIBOR 3M +
0.960%), 4/25/2022
b
1,468,643
1,890,000 2.312%,  11/4/2022
b
1,878,844
1,800,000 4.000%,  8/5/2024 1,865,562
CNA Financial Corporation
1,250,000 5.750%,  8/15/2021 1,280,846
Comerica, Inc.
750,000 3.700%,  7/31/2023 769,666
Compass Bank
1,500,000 2.875%,  6/29/2022 1,462,160
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
1,600,000 2.500%,  1/19/2021 1,600,739
Credit Suisse Group AG
1,500,000 6.500%,  8/8/2023
a
1,521,870
990,000 7.500%,  12/11/2023
a,b,f
952,875
Danske Bank AS
1,500,000 5.375%,  1/12/2024
a
1,579,002
Discover Bank
1,250,000 2.450%,  9/12/2024 1,197,584
Fifth Third Bancorp
1,185,000 2.875%,  10/1/2021 1,195,323
1,900,000 2.375%,  1/28/2025 1,850,489
First Republic Bank
940,000 1.912%,  2/12/2024
b
901,535
FNB Corporation
1,315,000 2.200%,  2/24/2023 1,289,822
Goldman Sachs Group, Inc.
940,000 3.500%,  4/1/2025 953,199
1,915,000 3.272%,  9/29/2025
b
1,952,868
HCP, Inc.
1,175,000 4.250%,  11/15/2023 1,110,350
HSBC Bank Canada
1,000,000 3.300%,  11/28/2021
a
1,025,393
HSBC Holdings plc
1,325,000
3.400%,  (LIBOR 3M +
1.500%), 1/5/2022
b
1,270,388
2,000,000 3.262%,  3/13/2023
b
2,002,913
1,500,000 6.250%,  3/23/2023
b,f,g
1,389,375
Huntington Bancshares, Inc.
1,550,000 3.150%,  3/14/2021 1,553,972
ING Groep NV
1,650,000 6.000%,  4/16/2020
b,f
1,564,200
2,600,000
2.525%,  (LIBOR 3M +
1.150%), 3/29/2022
b
2,506,982
500,000 4.625%,  1/6/2026
a
526,979
International Lease Finance
Corporation
1,560,000 5.875%,  8/15/2022 1,394,598
J.P. Morgan Chase & Company
1,250,000 5.300%,  5/1/2020
b,f
1,171,875
1,750,000 3.875%,  9/10/2024 1,847,897
1,500,000
2.684%,  (LIBOR 3M +
0.850%), 1/10/2025
b
1,351,535
JPMorgan Chase & Company
800,000 2.005%,  3/13/2026
b
790,096
Kilroy Realty, LP
750,000 3.800%,  1/15/2023 763,362
Lincoln National Corporation
1,000,000 4.000%,  9/1/2023 1,000,178

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.1%) Value
Financials (15.6%) - continued
Lloyds Banking Group plc
$ 1,500,000 2.858%,  3/17/2023
b
$ 1,478,772
2,000,000 2.907%,  11/7/2023
b
1,997,451
350,000 4.582%,  12/10/2025 360,077
Macquarie Group, Ltd.
1,500,000
2.633%,  (LIBOR 3M +
1.020%), 11/28/2023
a,b
1,399,860
Mitsubishi UFJ Financial Group, Inc.
1,121,000
1.833%,  (LIBOR 3M +
1.060%), 9/13/2021
b
1,104,008
1,400,000
2.599%,  (LIBOR 3M +
0.920%), 2/22/2022
b
1,262,963
875,000 2.193%,  2/25/2025 866,365
Mizuho Financial Group Cayman 3,
Ltd.
825,000 4.600%,  3/27/2024
a
865,399
Mizuho Financial Group, Inc.
1,325,000
1.913%,  (LIBOR 3M + 1.140%),
9/13/2021
b
1,286,624
1,500,000 2.555%,  9/13/2025
b
1,481,601
Morgan Stanley
1,000,000
5.441%,  (LIBOR 3M + 3.610%),
7/15/2020
b,f
842,500
1,800,000 4.100%,  5/22/2023 1,864,207
750,000 2.720%,  7/22/2025
b
759,284
1,750,000 5.000%,  11/24/2025 1,934,437
National Bank of Canada
950,000 2.100%,  2/1/2023 945,389
Nationwide Building Society
2,000,000 3.766%,  3/8/2024
a,b
1,941,098
New York Life Global Funding
950,000 2.000%,  1/22/2025
a,g
944,061
Nomura Holdings, Inc.
1,890,000 2.648%,  1/16/2025 1,849,997
PayPal Holdings, Inc.
1,000,000 2.200%,  9/26/2022 995,118
1,000,000 2.400%,  10/1/2024 1,004,902
Peachtree Corners Funding Trust
1,375,000 3.976%,  2/15/2025
a
1,380,267
Realty Income Corporation
2,000,000 3.250%,  10/15/2022 2,007,723
Reinsurance Group of America, Inc.
2,000,000 4.700%,  9/15/2023 2,201,731
Royal Bank of Canada
1,900,000 1.950%,  1/17/2023 1,880,782
Royal Bank of Scotland Group plc
2,000,000
3.162%,  (LIBOR 3M + 1.470%),
5/15/2023
b
1,899,431
1,000,000 3.498%,  5/15/2023
b
987,294
Santander Holdings USA, Inc.
1,000,000 3.400%,  1/18/2023 987,914
Santander UK Group Holdings plc
750,000 3.125%,  1/8/2021 748,249
Santander UK plc
950,000 2.100%,  1/13/2023 921,417
Simon Property Group, LP
1,390,000 2.500%,  9/1/2020 1,379,992
1,600,000 2.500%,  7/15/2021 1,578,040
Societe Generale SA
1,800,000 2.625%,  10/16/2024
a
1,703,502
Stadshypotek AB
2,000,000 2.500%,  4/5/2022
a
2,030,456
Standard Chartered plc
1,175,000 3.950%,  1/11/2023
a
1,120,257
Principal
Amount Long-Term Fixed Income (98.1%) Value
Financials (15.6%) - continued
State Street Corporation
$ 2,499,000
2.592%,  (LIBOR 3M +
0.900%), 8/18/2020
b
$ 2,485,006
250,000 2.825%,  3/30/2023
a,b
252,282
1,415,000 2.354%,  11/1/2025
b
1,400,500
Sumitomo Mitsui Financial Group,
Inc.
1,700,000 2.448%,  9/27/2024 1,695,143
SunTrust Banks, Inc.
775,000 2.900%,  3/3/2021 776,756
Synchrony Financial
250,000 2.850%,  7/25/2022 238,157
1,485,000 4.250%,  8/15/2024 1,429,790
Synovus Bank
940,000 2.289%,  2/10/2023
b
926,334
U.S. Bank NA
1,800,000 2.050%,  1/21/2025 1,790,838
USB Realty Corporation
95,000
2.978%,  (LIBOR 3M + 1.147%),
1/15/2022
a,b,f
71,250
Ventas Realty, LP
2,000,000 3.100%,  1/15/2023 1,959,370
Voya Financial, Inc.
500,000 5.650%,  5/15/2053
b
458,255
Wells Fargo & Company
750,000 3.450%,  2/13/2023 771,116
1,500,000 3.750%,  1/24/2024 1,587,999
1,890,000 2.406%,  10/30/2025
b
1,862,361
Westpac Banking Corporation
945,000 2.000%,  1/13/2023 934,156
500,000 2.000%,  1/16/2025
a
517,557
940,000 2.894%,  2/4/2030
b
901,882
Total 147,914,557
Mortgage-Backed Securities (4.2%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
1,995,024 3.000%,  3/25/2050 2,092,553
357,605 3.000%,  8/1/2047 377,162
Federal National Mortgage
Association
821,865 3.500%,  10/1/2048 867,922
3,301,565 3.500%,  2/1/2049 3,483,270
938,916 3.500%,  8/1/2049 994,316
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
14,400,000 2.000%,  5/1/2035
e
14,778,000
10,100,000 2.500%,  5/1/2035
e
10,472,437
1,878,000 3.000%,  5/1/2035
e
1,961,488
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
2,200,000 2.500%,  5/1/2050
e
2,276,243
297,570
3.443%,  (LIBOR 12M +
1.482%), 1/1/2043
b
299,523
2,199,259 4.000%,  7/1/2048 2,348,597
112,000 3.000%,  5/1/2049
e
117,280
Total 40,068,791
Technology (1.9%)
Apple, Inc.
1,735,000
2.007%,  (LIBOR 3M +
0.300%), 5/6/2020
b
1,734,548

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.1%) Value
Technology (1.9%) - continued
Broadcom Corporation
$ 2,000,000 3.125%,  1/15/2025 $ 1,917,392
Dell International, LLC/ EMC
Corporation
1,500,000 4.000%,  7/15/2024
a
1,513,323
Fiserv, Inc.
2,000,000 2.750%,  7/1/2024 1,988,591
Global Payments, Inc.
875,000 2.650%,  2/15/2025 867,315
Hewlett Packard Enterprise Company
1,750,000 3.500%,  10/5/2021 1,758,606
Intel Corporation
900,000 3.400%,  3/25/2025 972,006
Marvell Technology Group, Ltd.
1,000,000 4.200%,  6/22/2023 1,022,291
Oracle Corporation
1,055,000 2.500%,  4/1/2025 1,077,019
Panasonic Corporation
1,000,000 2.536%,  7/19/2022
a
984,537
1,000,000 2.679%,  7/19/2024
a
976,378
Seagate HDD Cayman
1,060,000 4.250%,  3/1/2022 1,062,075
Texas Instruments, Inc.
1,000,000 1.750%,  5/1/2020 999,527
500,000 1.375%,  3/12/2025 495,087
VMware, Inc.
1,000,000 2.950%,  8/21/2022 1,002,506
Total 18,371,201
Transportation (2.1%)
Air Canada Pass Through Trust
987,255 3.875%,  3/15/2023
a
918,652
Air Lease Corporation
1,750,000 3.500%,  1/15/2022 1,594,828
1,500,000 4.250%,  2/1/2024 1,275,263
Aircastle , Ltd.
1,500,000 4.400%,  9/25/2023 1,450,058
American Airlines Pass Through Trust
707,723 4.950%,  1/15/2023 719,189
657,607 3.700%,  5/1/2023 589,044
Avolon Holdings Funding, Ltd.
1,500,000 3.950%,  7/1/2024
a
1,254,214
British Airways plc
1,052,297 4.625%,  6/20/2024
a
1,044,119
Continental Airlines, Inc.
2,210,255 4.150%,  4/11/2024 2,381,520
Delta Air Lines, Inc.
323,434 4.750%,  5/7/2020 323,531
1,900,000 2.900%,  10/28/2024 1,520,738
ERAC USA Finance, LLC
1,600,000 2.600%,  12/1/2021
a
1,601,639
J.B. Hunt Transport Services, Inc.
1,175,000 3.300%,  8/15/2022 1,129,373
Penske Truck Leasing Company, LP
750,000 3.650%,  7/29/2021
a
759,204
1,000,000 2.700%,  11/1/2024
a
933,260
1,000,000 3.950%,  3/10/2025
a
1,034,639
Ryder System, Inc.
1,000,000 3.400%,  3/1/2023 1,009,763
TTX Company
800,000 4.125%,  10/1/2023
a
833,704
Total 20,372,738
Principal
Amount Long-Term Fixed Income (98.1%) Value
U.S. Government & Agencies (20.3%)
Federal Home Loan Bank
$ 6,500,000 2.500%,  2/13/2024 $ 7,001,932
3,000,000 1.500%,  8/15/2024 3,127,626
Federal National Mortgage
Association
3,000,000 2.875%,  9/12/2023 3,244,366
U.S. Treasury Bonds
1,325,000 2.250%,  11/15/2027 1,490,573
1,335,000 5.500%,  8/15/2028 1,868,426
17,250,000 2.625%,  2/15/2029 20,170,371
6,100,000 1.500%,  2/15/2030 6,576,086
U.S. Treasury Notes
4,395,000 1.125%,  8/31/2021 4,452,341
31,400,000 2.500%,  1/15/2022 32,670,719
7,000,000 1.125%,  2/28/2022 7,117,852
1,500,000 1.875%,  7/31/2022 1,555,840
14,585,000 2.000%,  11/30/2022 15,251,580
4,000,000 1.375%,  2/15/2023 4,126,875
7,350,000 2.750%,  7/31/2023 7,946,613
17,345,000 2.500%,  1/31/2024 18,780,705
3,575,000 1.250%,  8/31/2024 3,716,604
29,800,000 1.375%,  1/31/2025 31,222,484
2,000,000 2.875%,  7/31/2025 2,257,656
18,125,000 2.625%,  1/31/2026 20,364,429
Total 192,943,078
Utilities (3.3%)
Ameren Corporation
1,150,000 2.700%,  11/15/2020 1,146,574
750,000 2.500%,  9/15/2024 729,323
American Electric Power Company,
Inc.
1,000,000 3.650%,  12/1/2021 1,012,116
Berkshire Hathaway Energy Company
1,575,000 4.050%,  4/15/2025
a
1,698,718
CenterPoint Energy, Inc.
1,750,000 3.850%,  2/1/2024 1,775,222
DTE Energy Company
1,500,000 3.700%,  8/1/2023 1,513,782
1,500,000 2.529%,  10/1/2024 1,458,079
Edison International
1,420,000 2.950%,  3/15/2023 1,373,777
Enel Finance International NV
2,000,000 2.750%,  4/6/2023
a
1,886,497
Exelon Corporation
1,650,000 2.850%,  6/15/2020 1,649,818
1,250,000 3.497%,  6/1/2022 1,210,013
Florida Power & Light Company
1,150,000 2.850%,  4/1/2025 1,209,364
Georgia Power Company
950,000 2.100%,  7/30/2023 926,415
ITC Holdings Corporation
1,500,000 2.700%,  11/15/2022 1,489,427
Jersey Central Power & Light
Company
1,500,000 4.300%,  1/15/2026
a
1,603,586
National Rural Utilities Cooperative
Finance Corporation
1,150,000 4.750%,  4/30/2043
b
1,145,078
NiSource Finance Corporation
1,000,000 2.650%,  11/17/2022 1,008,755
NiSource, Inc.
1,250,000 5.650%,  6/15/2023
b,f
1,112,500
PPL Capital Funding, Inc.
1,580,000 3.500%,  12/1/2022 1,581,110

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.1%) Value
Utilities (3.3%) - continued
Public Service Enterprise Group, Inc.
$ 2,000,000 2.875%,  6/15/2024 $ 1,993,648
Sempra Energy
1,875,000 3.550%,  6/15/2024 1,890,268
Southern Company
1,500,000 2.950%,  7/1/2023 1,508,807
Total 30,922,877
Total Long-Term Fixed Income
(cost $946,364,984) 932,363,834
Shares Preferred Stock ( 0.2% ) Value
Financials (0.2%)
66,000 Citigroup Capital XIII, 8.140%
b
1,689,600
Total 1,689,600
Total Preferred Stock
(cost $1,821,600) 1,689,600
Shares
Collateral Held for Securities Loaned
( 0.1% ) Value
1,099,750 Thrivent Cash Management Trust 1,099,750
Total Collateral Held for Securities
Loaned
(cost $1,099,750) 1,099,750
Shares or
Principal
Amount Short-Term Investments ( 4.0% ) Value
Federal Home Loan Bank Discount
Notes
1,200,000 0.900%, 5/7/2020
h,i
1,199,916
400,000 0.150%, 5/20/2020
h,i
399,962
400,000 0.170%, 6/16/2020
h,i
399,941
Thrivent Core Short-Term Reserve
Fund
3,576,126 1.570% 35,689,734
U.S. Treasury Bills
410,000 0.035%, 9/24/2020
h,j,k
409,749
Total Short-Term Investments (cost
$38,102,459) 38,099,302
Total Investments (cost
$987,388,793) 102.4% $973,252,486
Other Assets and Liabilities, Net
(2.4%) (22,696,274)
Total Net Assets 100.0% $950,556,212
a Denotes securities sold under Rule 144A of the Securities Act of
1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other
qualified institutional buyers. As of March 31, 2020, the value of these investments was $371,875,198 or 39.1% of total net
assets.
b Denotes variable rate securities. The rate shown is as of March
31, 2020. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by
security and the reference rate and spread are indicated in
their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current
market conditions.  These securities do not indicate a reference rate and spread in their description.
c Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 31,
2020.
d All or a portion of the security is insured or guaranteed.
e Denotes investments purchased on a when-issued or delayed
delivery basis.
f Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
g All or a portion of the security is on loan.
h The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
i All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
j All or a portion of the security was earmarked to cover written options.
k All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and the
fund for open swap contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Limited Maturity Bond Portfolio as of March 31, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 1,079,624
Total lending $1,079,624
Gross amount payable upon return of
collateral for securities loaned $1,099,750
Net amounts due to counterparty $20,126
Definitions:
ACES - Alternative Credit Enhancement Securities
CLO - Collateralized Loan Obligation
HECM - Home Equity Conversion Mortgage
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
Reference Rate Index:
12 MTA - 12 Month Treasury Average
CMT 1Y - Constant Maturity Treasury Yield 1 Year
CMT 3M - Constant Maturity Treasury Yield 3 Month
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
LIBOR 12M - ICE Libor USD Rate 12 Month

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2020, in valuing Limited Maturity Bond Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 160,892,379 – 160,892,379 –
Basic Materials 7,574,777 – 7,574,777 –
Capital Goods 17,118,544 – 17,118,544 –
Collateralized Mortgage Obligations 175,714,434 – 175,714,434 –
Commercial Mortgage-Backed Securities 3,036,269 – 3,036,269 –
Communications Services 20,450,064 – 20,450,064 –
Consumer Cyclical 24,553,814 – 24,553,814 –
Consumer Non-Cyclical 47,915,984 – 47,915,984 –
Energy 24,514,327 – 24,514,327 –
Financials 147,914,557 – 147,914,557 –
Mortgage-Backed Securities 40,068,791 – 40,068,791 –
Technology 18,371,201 – 18,371,201 –
Transportation 20,372,738 – 20,372,738 –
U.S. Government & Agencies 192,943,078 – 192,943,078 –
Utilities 30,922,877 – 30,922,877 –
Preferred Stock
Financials 1,689,600 1,689,600 – –
Short-Term Investments 2,409,568 – 2,409,568 –
Subtotal Investments in Securities $936,463,002 $1,689,600 $934,773,402 $–
Other Investments  * Total
Affiliated Short-Term Investments 35,689,734
Collateral Held for Securities Loaned 1,099,750
Subtotal Other Investments $36,789,484
Total Investments at Value $973,252,486
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 1,565,903 1,565,903 – –
Total Asset Derivatives $1,565,903 $1,565,903 $– $–
Liability Derivatives
Futures Contracts 4,768,370 4,768,370 – –
Credit Default Swaps 114,898 – 114,898 –
Total Liability Derivatives $4,883,268 $4,768,370 $114,898 $–
The following table presents Limited Maturity Bond Portfolio's futures contracts held as of March 31, 2020. Investments and/or cash totaling $1,999,819 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 398 June 2020 $ 86,146,455 $ 1,565,903
Total Futures Long Contracts $ 86,146,455 $ 1,565,903
CBOT 10-Yr. U.S. Treasury Note (163) June 2020 ( $ 21,766,225) ( $ 839,837)
CBOT 5-Yr. U.S. Treasury Note (730) June 2020 (88,413,501) (3,098,847)
CBOT U.S. Long Bond (54) June 2020 (9,321,098) (348,277)
Ultra 10-Yr. U.S. Treasury Note (59) June 2020 (8,724,435) (481,409)
Total Futures Short Contracts ( $ 128,225,259) ($4,768,370)
Total Futures Contracts ( $ 42,078,804) ($3,202,467)

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents Limited Maturity Bond Portfolio's swaps contracts held as of March 31, 2020. Investments totaling $409,749 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized Gain/
(Loss)
CDX HY 34, 5 Year, at 5.00%, Quarterly Sell 6/20/2025 ( $ 3,925,000) $ – ( $ 114,898) ( $ 114,898)
Total Credit Default Swaps $– ($114,898) ($114,898)
1 As the buyer of protection, Limited Maturity Bond Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Limited Maturity Bond Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Limited Maturity Bond Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the
Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Limited Maturity Bond Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
3/31/2020
Shares Held at
3/31/2020
% of Net Assets
3/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.570% $36,822 $104,802 $105,859 $35,690 3,576 3.8%
Total Affiliated Short-Term Investments 36,822 35,690 3.8
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 220 2,560 1,680 1,100 1,100 0.1
Total Collateral Held for Securities Loaned 220 1,100 0.1
Total Value $37,042 $36,790
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 3/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.570% $(71) $(4) – $188
Total Income/Non Income Cash from Affiliated Investments $188
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 1
Total Affiliated Income from Securities Loaned, Net $1
Total Value $(71) $(4) $–

Low Volatility Equity Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 98.6% ) Value
Communications Services (9.9%)
2,769 Auto Trader Group plc
a
$ 14,963
2,983 BCE, Inc. 122,368
12,082 Deutsche Telekom AG 156,045
2,603 Elisa Oyj 160,666
1,000 Hakuhodo Dy Holdings, Inc. 10,090
421,000 HKT Trust and HKT, Ltd. 572,580
805 IAC/ InterActiveCorp
b
144,280
29,563 Koninklijke (Royal) KPN NV 70,697
7,000 Nippon Telegraph & Telephone
Corporation 167,416
25,100 NTT DOCOMO, Inc. 784,955
18,841 Orange SA 228,117
564,000 PCCW, Ltd. 309,279
3,264 Proximus SA 74,956
1,481 Rogers Communications, Inc. 61,816
57,784 Telecom Italia SPA 23,390
14,663 Verizon Communications, Inc. 787,843
Total 3,689,461
Consumer Discretionary (7.3%)
325 AutoZone, Inc.
b
274,950
92 Hermes International 62,598
2,270 Home Depot, Inc. 423,832
1,300 Iida Group Holdings Company, Ltd. 17,967
4,059 McDonald's Corporation 671,156
7,000 Nissan Motor Company, Ltd. 23,420
800 Oriental Land Company, Ltd. 102,126
5,800 Rinnai Corporation 408,845
461 Ross Stores, Inc. 40,093
5,600 SHIMAMURA Company, Ltd. 338,429
10,970 SmartCentres REIT 146,859
4,731 TJX Companies, Inc. 226,189
Total 2,736,464
Consumer Staples (16.0%)
1,111 Carlsberg AS 125,076
186 Clorox Company 32,225
14,962 Coca-Cola Company 662,069
3,711 Colgate-Palmolive Company 246,262
474 Hershey Company 62,805
1,697 Hormel Foods Corporation 79,148
24,400 Japan Tobacco, Inc. 451,319
7,654 Koninklijke Ahold Delhaize NV 178,312
5,800 Lawson, Inc. 318,361
55 Lindt & Spruengli AG 461,641
1,019 Loblaw Companies, Ltd. 52,532
1,481 Mondelez International, Inc. 74,168
5,923 Nestle SA 606,324
10,961 Orkla ASA 93,911
5,858 PepsiCo, Inc. 703,546
6,741 Procter & Gamble Company 741,510
11,500 Seven & I Holdings Company, Ltd. 379,786
7,900 Sundrug Company, Ltd. 253,149
1,306 Sysco Corporation 59,593
859 Unilever NV 42,221
2,895 Wal-Mart Stores, Inc. 328,930
Total 5,952,888
Financials (12.2%)
572 Alleghany Corporation 315,944
3,009 Allstate Corporation 276,016
4,715 American Financial Group, Inc. 330,427
1,801 Aon plc 297,237
5,748 Arthur J. Gallagher & Company 468,520
2,955 Baloise Holding AG 385,249
5,955 Bank Leumi Le-Israel BM 32,836
Shares Common Stock (98.6%) Value
Financials (12.2%) - continued
3,047 Berkshire Hathaway, Inc.
b
$ 557,083
1,518 Chubb, Ltd. 169,545
15,589 CI Financial Corporation 154,749
1,512 CME Group, Inc. 261,440
1,203 Deutsche Boerse AG 165,273
1,200 Hang Seng Bank, Ltd. 20,445
15,227 Israel Discount Bank, Ltd. 44,400
5,500 Japan Post Bank Company, Ltd. 50,793
145 Markel Corporation
b
134,544
5,072 Marsh & McLennan Companies, Inc. 438,525
103 Reinsurance Group of America, Inc. 8,666
9,828 Toronto-Dominion Bank 417,828
Total 4,529,520
Health Care (12.8%)
1,018 Abbott Laboratories 80,330
165 Amgen, Inc. 33,450
713 Baxter International, Inc. 57,888
3,747 Danaher Corporation 518,622
2,107 Eli Lilly and Company 292,283
11,668 GlaxoSmithKline plc 218,940
6,022 Johnson & Johnson 789,665
4,028 Medtronic plc 363,245
7,091 Merck & Company, Inc. 545,582
3,530 Novartis AG 291,221
6,461 Novo Nordisk AS 385,826
2,308 Roche Holding AG 742,581
395 Sonova Holding AG 70,434
862 Stryker Corporation 143,514
1,004 UnitedHealth Group, Inc. 250,378
Total 4,783,959
Industrials (9.1%)
631 AMETEK, Inc. 45,445
865 Geberit AG 379,025
809 General Dynamics Corporation 107,039
2,915 Honeywell International, Inc. 389,998
900 Keio Corporation 53,130
2,600 Kintetsu Group Holdings Company,
Ltd. 120,334
500 Kyushu Railway Company 14,363
1,316 Lockheed Martin Corporation 446,058
12,900 Mitsubishi Corporation 272,864
600 Mitsui & Company, Ltd. 8,330
9,450 RELX plc 201,686
7,320 Republic Services, Inc. 549,439
100 Sumitomo Corporation 1,140
1,362 United Technologies Corporation 128,477
1,925 Verisk Analytics, Inc. 268,307
1,168 Waste Connections, Inc. 90,520
3,411 Waste Management, Inc. 315,722
Total 3,391,877
Information Technology (9.2%)
2,125 Accenture plc 346,928
2,448 Amphenol Corporation 178,410
1,841 Automatic Data Processing, Inc. 251,628
12,600 Canon, Inc. 273,810
6,946 CGI, Inc.
b
376,051
2,827 Cisco Systems, Inc. 111,129
833 Citrix Systems, Inc. 117,911
951 Fiserv, Inc.
b
90,336
71 Jack Henry & Associates, Inc. 11,022
1,754 MasterCard, Inc. 423,696
2,409 Microsoft Corporation 379,923
533 Motorola Solutions, Inc. 70,846

Low Volatility Equity Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (98.6%) Value
Information Technology (9.2%) - continued
9,712 Paychex, Inc. $ 611,079
1,314 Synopsys, Inc.
b
169,230
Total 3,411,999
Materials (4.3%)
2,195 Agnico Eagle Mines, Ltd. 87,625
15,137 Barrick Gold Corporation 278,152
1,832 Franco-Nevada Corporation 182,321
19,828 Kinross Gold Corporation
b
78,915
7,317 Kirkland Lake Gold, Ltd. 215,512
9,257 Newmont Mining Corporation 419,157
3,100 Nippon Steel Corporation 26,425
33,500 Toray Industries, Inc. 145,006
5,482 Wheaton Precious Metals
Corporation 150,919
Total 1,584,032
Real Estate (10.9%)
842 American Tower Corporation 183,346
210,832 Ascendas REIT 417,450
2,349 AvalonBay Communities, Inc. 345,702
2,785 Camden Property Trust 220,683
90,700 CapitaLand Mall Trust 113,726
2,200 Daito Trust Construction Company,
Ltd. 204,300
9,949 Equity Residential 613,953
208,300 Mapletree Commercial Trust 267,161
8,374 National Retail Properties, Inc. 269,559
13,425 Quebecor, Inc. 296,775
29,057 RioCan REIT 333,042
6,809 Swiss Prime Site AG 662,723
1,348 UDR, Inc. 49,256
98 United Urban Investment Corporation 98,045
Total 4,075,721
Utilities (6.9%)
1,375 Ameren Corporation 100,141
4,047 American Electric Power Company,
Inc. 323,679
7,499 Consolidated Edison, Inc. 584,922
6,454 DTE Energy Company 612,936
5,577 Duke Energy Corporation 451,068
937 Enagas SA 18,485
19,480 Enel SPA 134,370
310 NextEra Energy, Inc. 74,592
206 Southern Company 11,153
4,143 Xcel Energy, Inc. 249,823
Total 2,561,169
Total Common Stock
(cost $39,591,581) 36,717,090
Shares or
Principal
Amount Short-Term Investments ( 1.1% ) Value
Federal Home Loan Bank Discount
Notes
200,000 1.555%, 4/16/2020
c,d
199,994
Shares or
Principal
Amount Short-Term Investments (1.1%) Value
Thrivent Core Short-Term Reserve
Fund
19,961 1.570% $ 199,211
Total Short-Term Investments (cost
$398,881) 399,205
Total Investments (cost
$39,990,462) 99.7% $37,116,295
Other Assets and Liabilities, Net
0.3% 107,048
Total Net Assets 100.0% $37,223,343
a Denotes securities sold under Rule 144A of the Securities Act of
1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other
qualified institutional buyers. As of March 31, 2020, the value of these investments was $14,963 or 0.0% of total net assets.
b Non-income producing security.
c The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Low Volatility Equity Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2020, in valuing Low Volatility Equity Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 3,689,461 932,123 2,757,338 –
Consumer Discretionary 2,736,464 1,636,220 1,100,244 –
Consumer Staples 5,952,888 2,990,256 2,962,632 –
Financials 4,529,520 3,257,947 1,271,573 –
Health Care 4,783,959 3,074,957 1,709,002 –
Industrials 3,391,877 2,341,005 1,050,872 –
Information Technology 3,411,999 2,762,138 649,861 –
Materials 1,584,032 831,312 752,720 –
Real Estate 4,075,721 1,682,499 2,393,222 –
Utilities 2,561,169 2,408,314 152,855 –
Short-Term Investments 199,994 – 199,994 –
Subtotal Investments in Securities $36,917,084 $21,916,771 $15,000,313 $–
Other Investments  * Total
Affiliated Short-Term Investments 199,211
Subtotal Other Investments $199,211
Total Investments at Value $37,116,295
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 26,968 26,968 – –
Total Asset Derivatives $26,968 $26,968 $– $–
The following table presents Low Volatility Equity Portfolio's futures contracts held as of March 31, 2020. Investments and/or cash totaling $199,994 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
Eurex MSCI World Index 7 June 2020 $ 360,482 $ 26,968
Total Futures Long Contracts $ 360,482 $ 26,968
Total Futures Contracts $ 360,482 $26,968
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the
Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Low Volatility Equity Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
3/31/2020
Shares Held at
3/31/2020
% of Net Assets
3/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.570% $1,587 $4,494 $5,880 $199 20 0.5%
Total Affiliated Short-Term Investments 1,587 199 0.5
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 360 205 565 – – –
Total Collateral Held for Securities Loaned 360 – –
Total Value $1,947 $199

Low Volatility Equity Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 3/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.570% $(2) $0 – $2
Total Income/Non Income Cash from Affiliated Investments $2
Cash Management Trust- Collateral Investment – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total Value $(2) $0 $–

Mid Cap Index Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 96.1% ) Value
Communications Services (1.8%)
11,516 AMC Networks, Inc.
a,b
$ 279,954
1,313 Cable One, Inc. 2,158,585
27,855 Cinemark Holdings, Inc. 283,842
11,431 John Wiley and Sons, Inc. 428,548
10,503 Meredith Corporation
a
128,347
37,562 New York Times Company 1,153,529
56,676 Tegna, Inc. 615,501
25,555 Telephone & Data Systems, Inc. 428,302
12,400 World Wrestling Entertainment, Inc. 420,732
16,692 Yelp, Inc.
b
300,957
Total 6,198,297
Consumer Discretionary (11.9%)
17,546 Aaron's, Inc. 399,698
22,745 Adient plc
b
206,297
14,109 Adtalem Global Education, Inc.
b
377,980
41,500 American Eagle Outfitters, Inc. 329,925
15,385 AutoNation, Inc.
b
431,703
33,071 Bed Bath & Beyond, Inc.
a
139,229
20,914 Boyd Gaming Corporation 301,580
9,765 Brinker International, Inc. 117,278
21,315 Brunswick Corporation 753,912
145,838 Caesars Entertainment Corporation
b
985,865
11,535 Carter's, Inc. 758,196
10,730 Cheesecake Factory, Inc.
a
183,268
8,300 Choice Hotels International, Inc. 508,375
9,263 Churchill Downs, Inc. 953,626
7,587 Columbia Sportswear Company 529,345
6,287 Cracker Barrel Old Country Store, Inc. 523,204
37,607 Dana, Inc. 293,711
7,310 Deckers Outdoor Corporation
b
979,540
22,490 Delphi Technologies plc
b
181,045
16,617 Dick's Sporting Goods, Inc. 353,277
2,576 Dillard's, Inc.
a
95,183
10,103 Domino's Pizza, Inc. 3,274,079
21,646 Dunkin' Brands Group, Inc. 1,149,403
17,069 Eldorado Resorts, Inc.
b
245,794
30,960 Etsy, Inc.
b
1,190,102
14,547 Five Below, Inc.
b
1,023,818
27,969 Foot Locker, Inc. 616,716
66,100 Gentex Corporation 1,464,776
60,768 Goodyear Tire & Rubber Company 353,670
1,137 Graham Holdings Company 387,910
12,601 Grand Canyon Education, Inc.
b
961,267
23,895 GrubHub, Inc.
b
973,243
6,575 Helen of Troy, Ltd.
b
946,997
6,180 Jack in the Box, Inc. 216,609
22,385 KB Home 405,168
14,378 Lear Corporation 1,168,212
9,777 Marriott Vacations Worldwide
Corporation 543,406
90,594 Mattel, Inc.
b
798,133
7,555 Murphy USA, Inc.
b
637,340
14,289 Ollie's Bargain Outlet Holdings, Inc.
b
662,152
5,760 Papa John's International, Inc.
a
307,411
62,550 Park Hotels & Resorts, Inc. 494,771
28,470 Penn National Gaming, Inc.
b
360,146
15,025 Polaris, Inc. 723,454
10,462 Pool Corporation 2,058,608
4,254 RH
b
427,399
30,395 Sally Beauty Holdings, Inc.
b
245,592
14,132 Scientific Games Corporation
a,b
137,080
47,760 Service Corporation International 1,867,894
20,540 Six Flags Entertainment Corporation 257,572
34,991 Skechers USA, Inc.
b
830,686
34,560 Taylor Morrison Home Corporation
b
380,160
Shares Common Stock (96.1%) Value
Consumer Discretionary (11.9%) - continued
11,872 Tempur Sealy International, Inc.
b
$ 518,925
17,048 Texas Roadhouse, Inc. 704,082
14,423 Thor Industries, Inc.
a
608,362
31,541 Toll Brothers, Inc. 607,164
36,382 Tri Pointe Homes, Inc.
b
319,070
27,454 TripAdvisor, Inc. 477,425
18,432 Urban Outfitters, Inc.
b
262,472
7,307 Visteon Corporation
b
350,590
12,138 Weight Watchers International, Inc.
b
205,254
48,088 Wendy's Company 715,549
20,280 Williams-Sonoma, Inc.
a
862,306
23,700 Wyndham Destinations, Inc. 514,290
24,867 Wyndham Hotels & Resorts, Inc. 783,559
Total 41,440,853
Consumer Staples (3.5%)
31,921 BJ's Wholesale Club Holdings, Inc.
b
813,028
2,408 Boston Beer Company, Inc.
b
885,085
9,611 Casey's General Stores, Inc. 1,273,361
42,776 Darling Ingredients, Inc.
b
820,016
14,164 Edgewell Personal Care Company
b
341,069
16,810 Energizer Holdings, Inc.
a
508,503
50,293 Flowers Foods, Inc. 1,032,012
20,992 Hain Celestial Group, Inc.
b
545,162
17,445 Ingredion, Inc. 1,317,098
5,171 Lancaster Colony Corporation 747,933
14,514 Nu Skin Enterprises, Inc. 317,131
13,694 Pilgrim's Pride Corporation
b
248,135
17,367 Post Holdings, Inc.
b
1,440,940
5,152 Sanderson Farms, Inc. 635,345
30,869 Sprouts Farmers Markets, Inc.
b
573,855
4,515 Tootsie Roll Industries, Inc. 162,359
14,688 TreeHouse Foods, Inc.
b
648,475
Total 12,309,507
Energy (1.0%)
77,609 Antero Midstream Corporation
a
162,979
20,240 Apergy Corporation
a,b
116,380
26,602 Cimarex Energy Company 447,712
48,754 CNX Resources Corporation
b
259,371
11,595 Core Laboratories NV
a
119,892
66,798 EQT Corporation 472,262
53,250 Equitrans Midstream Corporation
a
267,847
28,649 Matador Resources Company
b
71,049
39,029 Murphy Oil Corporation
a
239,248
50,833 Patterson-UTI Energy, Inc. 119,458
26,617 PBF Energy, Inc. 188,448
150,283 Transocean, Ltd.
a,b
174,328
17,087 World Fuel Services Corporation 430,251
108,892 WPX Energy, Inc.
b
332,121
Total 3,401,346
Financials (15.2%)
12,874 Affiliated Managers Group, Inc. 761,368
3,761 Alleghany Corporation 2,077,388
19,557 American Financial Group, Inc. 1,370,555
41,635 Associated Banc-Corp 532,512
25,072 BancorpSouth Bank 474,362
10,523 Bank of Hawaii Corporation 581,291
31,586 Bank OZK 527,486
28,550 Brighthouse Financial, Inc.
b
690,053
61,103 Brown & Brown, Inc. 2,213,151
19,786 Cathay General Bancorp 454,089
24,750 CIT Group, Inc. 427,185
39,492 CNO Financial Group, Inc. 489,306
27,099 Commerce Bancshares, Inc. 1,364,435

Mid Cap Index Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (96.1%) Value
Financials (15.2%) - continued
14,877 Cullen/Frost Bankers, Inc. $ 829,988
38,051 East West Bancorp, Inc. 979,433
29,564 Eaton Vance Corporation 953,439
10,213 Evercore, Inc. 470,411
84,901 F.N.B. Corporation 625,720
9,915 FactSet Research Systems, Inc. 2,584,642
25,103 Federated Hermes, Inc 478,212
29,353 First American Financial Corporation 1,244,861
35,495 First Financial Bankshares, Inc. 952,686
81,309 First Horizon National Corporation 655,351
11,152 FirstCash, Inc. 800,044
42,884 Fulton Financial Corporation 492,737
131,513 Genworth Financial, Inc.
b
436,623
22,788 Hancock Whitney Corporation 444,822
10,293 Hanover Insurance Group, Inc. 932,340
40,542 Home BancShares, Inc. 486,099
20,054 Interactive Brokers Group, Inc. 865,731
14,991 International Bancshares
Corporation 402,958
40,661 Janus Henderson Group plc 622,927
62,501 Jefferies Financial Group, Inc. 854,389
16,370 Kemper Corporation 1,217,437
21,320 Legg Mason, Inc. 1,041,482
2,004 LendingTree, Inc.
a,b
367,514
7,087 Mercury General Corporation 288,583
44,454 Navient Corporation 336,961
122,116 New York Community Bancorp, Inc. 1,146,669
74,562 Old Republic International
Corporation 1,137,071
31,311 PacWest Bancorp 561,093
18,806 Pinnacle Financial Partners, Inc. 705,977
10,807 Primerica, Inc. 956,203
24,667 Prosperity Bancshares, Inc. 1,190,183
16,360 Reinsurance Group of America, Inc. 1,376,530
11,539 RenaissanceRe Holdings, Ltd. 1,723,003
10,427 RLI Corporation 916,846
32,979 SEI Investments Company 1,528,247
15,521 Selective Insurance Group, Inc. 771,394
14,107 Signature Bank 1,134,062
110,310 SLM Corporation 793,129
52,793 Sterling Bancorp 551,687
17,866 Stifel Financial Corporation 737,508
38,291 Synovus Financial Corporation 672,390
40,084 TCF Financial Corporation 908,303
13,149 Texas Capital Bancshares, Inc.
b
291,513
16,791 Trustmark Corporation 391,230
11,288 UMB Financial Corporation 523,537
57,541 Umpqua Holdings Corporation 627,197
26,529 United Bankshares, Inc. 612,289
102,345 Valley National Bancorp 748,142
20,471 Washington Federal, Inc. 531,427
24,047 Webster Financial Corporation 550,676
14,913 Wintrust Financial Corporation 490,041
Total 52,904,918
Health Care (11.4%)
23,143 Acadia Healthcare Company, Inc.
b
424,674
42,425 Allscripts Healthcare Solutions, Inc.
b
298,672
8,428 Amedisys, Inc.
b
1,546,875
26,157 Arrowhead Research Corporation
b
752,537
12,524 Avanos Medical, Inc.
b
337,271
5,646 Bio-Rad Laboratories, Inc.
b
1,979,262
9,958 Bio-Techne Corporation 1,888,236
9,790 Cantel Medical Corporation 351,461
40,436 Catalent, Inc.
b
2,100,650
Shares Common Stock (96.1%) Value
Health Care (11.4%) - continued
12,761 Charles River Laboratories
International, Inc.
b
$ 1,610,566
4,183 Chemed Corporation 1,812,076
25,764 Encompass Health Corporation 1,649,669
79,393 Exelixis, Inc.
b
1,367,147
20,113 Globus Medical, Inc.
b
855,406
13,243 Haemonetics Corporation
b
1,319,797
18,520 HealthEquity, Inc.
b
936,927
17,444 Hill-Rom Holdings, Inc. 1,754,866
5,024 ICU Medical, Inc.
b
1,013,692
18,622 Integra LifeSciences Holdings
Corporation
b
831,845
4,313 Ligand Pharmaceuticals, Inc.
a,b
313,641
12,647 LivaNova plc
b
572,277
12,819 Masimo Corporation
b
2,270,501
22,027 Mednax, Inc.
b
256,394
16,383 Molina Healthcare, Inc.
b
2,288,869
45,967 Nektar Therapeutics
b
820,511
13,607 NuVasive, Inc.
b
689,331
22,510 Patterson Companies, Inc. 344,178
8,393 Penumbra, Inc.
b
1,354,043
16,526 PRA Health Sciences, Inc.
b
1,372,319
13,126 Prestige Consumer Healthcare, Inc.
b
481,462
12,242 Repligen Corporation
b
1,181,843
16,273 Syneos Health, Inc.
b
641,482
27,147 Tenet Healthcare Corporation
b
390,917
11,466 United Therapeutics Corporation
b
1,087,263
19,333 West Pharmaceutical Services, Inc. 2,943,449
Total 39,840,109
Industrials (15.6%)
10,353 Acuity Brands, Inc. 886,838
41,046 AECOM
b
1,225,223
16,379 AGCO Corporation 773,908
13,796 ASGN, Inc.
b
487,275
14,853 Avis Budget Group, Inc.
b
206,457
15,505 Axon Enterprise, Inc.
b
1,097,289
13,071 Brink's Company 680,346
14,808 Carlisle Companies, Inc. 1,855,146
13,416 Clean Harbors, Inc.
b
688,777
21,846 Colfax Corporation
b
432,551
13,321 Crane Company 655,127
11,154 Curtiss-Wright Corporation 1,030,741
11,001 Deluxe Corporation 285,256
33,070 Donaldson Company, Inc. 1,277,494
8,237 Dycom Industries, Inc.
b
211,279
14,672 EMCOR Group, Inc. 899,687
11,049 EnerSys 547,146
36,627 Fluor Corporation 253,093
9,833 FTI Consulting, Inc.
b
1,177,698
9,171 GATX Corporation 573,738
16,342 Generac Holdings, Inc.
b
1,522,584
43,579 Graco, Inc. 2,123,605
19,367 Healthcare Services Group, Inc.
a
463,065
15,431 Herman Miller, Inc. 342,568
11,190 HNI Corporation 281,876
14,211 Hubbell, Inc. 1,630,570
9,824 Insperity, Inc. 366,435
22,915 ITT Corporation 1,039,424
75,434 JetBlue Airways Corporation
b
675,134
33,648 KAR Auction Services, Inc. 403,776
37,029 KBR, Inc. 765,760
21,650 Kennametal, Inc. 403,123
15,664 Kirby Corporation
b
680,914
32,104 Knight-Swift Transportation Holdings,
Inc.
a
1,053,011

Mid Cap Index Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (96.1%) Value
Industrials (15.6%) - continued
10,311 Landstar System, Inc. $ 988,412
9,162 Lennox International, Inc. 1,665,560
15,978 Lincoln Electric Holdings, Inc.
a
1,102,482
15,406 Manpower, Inc. 816,364
15,757 MasTec, Inc.
b
515,727
14,511 Mercury Systems, Inc.
b
1,035,215
9,312 MSA Safety, Inc. 942,374
11,770 MSC Industrial Direct Company, Inc. 646,997
13,369 Nordson Corporation 1,805,751
28,429 NOW, Inc.
b
146,694
40,662 nVent Electric plc 685,968
17,783 Oshkosh Corporation 1,143,980
28,425 Owens Corning, Inc. 1,103,174
10,698 Regal-Beloit Corporation 673,439
32,092 Resideo Technologies, Inc.
b
155,325
13,925 Ryder System, Inc. 368,177
23,811 Stericycle, Inc.
b
1,156,738
9,529 Teledyne Technologies, Inc.
b
2,832,686
17,140 Terex Corporation 246,130
14,264 Tetra Tech, Inc. 1,007,324
17,714 Timken Company 572,871
27,854 Toro Company 1,813,017
15,243 Trex Company, Inc.
b
1,221,574
25,645 Trinity Industries, Inc. 412,115
5,625 Valmont Industries, Inc. 596,138
8,531 Watsco, Inc. 1,348,154
11,573 Werner Enterprises, Inc. 419,637
14,734 Woodward, Inc. 875,789
24,117 XPO Logistics, Inc.
b
1,175,704
Total 54,470,430
Information Technology (15.7%)
30,205 ACI Worldwide, Inc.
b
729,451
21,282 Arrow Electronics, Inc.
b
1,103,897
26,381 Avnet, Inc. 662,163
10,096 Belden, Inc. 364,264
12,852 Blackbaud, Inc. 713,929
7,605 Cabot Microelectronics Corporation 868,035
6,543 CACI International, Inc.
b
1,381,554
31,721 CDK Global, Inc. 1,042,035
26,334 Ceridian HCM Holding, Inc.
b
1,318,543
40,421 Ciena Corporation
b
1,609,160
15,103 Cirrus Logic, Inc.
b
991,210
44,654 Cognex Corporation 1,885,292
6,311 Coherent, Inc.
b
671,553
10,988 CommVault Systems, Inc.
b
444,794
20,778 CoreLogic, Inc. 634,560
28,144 Cree, Inc.
b
997,986
96,500 Cypress Semiconductor Corporation 2,250,380
7,568 Fair Isaac Corporation
b
2,328,598
19,830 First Solar, Inc.
b
715,070
22,789 II-VI, Inc.
b
649,486
8,135 InterDigital, Inc. 363,065
12,096 j2 Global, Inc. 905,386
36,298 Jabil, Inc. 892,205
6,365 Littelfuse, Inc. 849,218
17,689 LiveRamp Holding, Inc.
b
582,322
12,755 LogMeIn, Inc. 1,062,236
20,172 Lumentum Holdings, Inc.
b
1,486,676
16,697 Manhattan Associates, Inc.
b
831,845
16,717 MAXIMUS, Inc. 972,929
14,243 MKS Instruments, Inc. 1,160,092
10,556 Monolithic Power Systems, Inc. 1,767,708
30,820 National Instruments Corporation 1,019,526
33,341 NCR Corporation
b
590,136
17,208 NetScout Systems, Inc.
b
407,313
Shares Common Stock (96.1%) Value
Information Technology (15.7%) - continued
35,930 Perspecta, Inc. $ 655,363
27,160 PTC, Inc.
b
1,662,464
71,565 Sabre Corporation 424,380
12,820 Science Applications International
Corporation 956,757
17,310 Semtech Corporation
b
649,125
11,333 Silicon Laboratories, Inc.
b
967,952
12,702 Solaredge Technology, Ltd.
a,b
1,040,040
8,744 Synaptics, Inc.
b
506,015
10,676 SYNNEX Corporation 780,416
9,256 Tech Data Corporation
b
1,211,148
29,396 Teradata Corporation
b
602,324
43,787 Teradyne, Inc. 2,371,942
65,097 Trimble, Inc.
b
2,072,037
10,187 Tyler Technologies, Inc.
b
3,021,057
11,079 Universal Display Corporation 1,459,991
15,069 ViaSat, Inc.
b
541,278
34,582 Vishay Intertechnology, Inc. 498,327
11,311 WEX, Inc.
b
1,182,565
Total 54,855,798
Materials (5.7%)
32,945 Allegheny Technologies, Inc.
b
280,032
16,704 AptarGroup, Inc. 1,662,716
15,737 Ashland Global Holdings, Inc. 787,952
14,888 Cabot Corporation 388,875
12,469 Carpenter Technology Corporation 243,146
42,722 Chemours Company
a
378,944
31,003 Commercial Metals Company 489,537
8,854 Compass Minerals International, Inc. 340,613
14,965 Domtar Corporation 323,843
10,878 Eagle Materials, Inc. 635,493
6,861 Greif, Inc. 213,308
10,928 Ingevity Corporation
b
384,666
30,690 Louisiana-Pacific Corporation 527,254
9,107 Minerals Technologies, Inc. 330,220
1,930 NewMarket Corporation 738,939
40,665 O-I Glass, Inc. 289,128
41,721 Olin Corporation 486,884
23,581 PolyOne Corporation 447,332
17,417 Reliance Steel & Aluminum Company 1,525,555
17,139 Royal Gold, Inc. 1,503,262
33,885 RPM International, Inc. 2,016,158
10,353 Scotts Miracle-Gro Company 1,060,147
11,058 Sensient Technologies Corporation 481,134
20,260 Silgan Holdings, Inc. 587,945
26,155 Sonoco Products Company 1,212,284
56,296 Steel Dynamics, Inc. 1,268,912
44,430 United States Steel Corporation
a
280,353
49,227 Valvoline, Inc. 644,381
9,644 Worthington Industries, Inc. 253,155
Total 19,782,168
Real Estate (9.4%)
35,903 American Campus Communities, Inc. 996,308
77,825 Brixmor Property Group, Inc. 739,338
25,302 Camden Property Trust 2,004,931
31,119 CoreCivic, Inc. 347,599
9,847 CoreSite Realty Corporation 1,141,267
29,280 Corporate Office Properties Trust 647,966
38,348 Cousins Properties, Inc. 1,122,446
29,578 CyrusOne, Inc. 1,826,442
62,162 Diversified Healthcare Trust 225,648
43,069 Douglas Emmett, Inc. 1,314,035
10,036 EastGroup Properties, Inc. 1,048,561
20,501 EPR Properties 496,534

Mid Cap Index Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (96.1%) Value
Real Estate (9.4%) - continued
33,172 First Industrial Realty Trust, Inc. $ 1,102,306
31,688 GEO Group, Inc. 385,326
34,944 Healthcare Realty Trust, Inc. 975,986
27,108 Highwoods Properties, Inc. 960,165
30,841 JBG SMITH Properties 981,669
13,466 Jones Lang LaSalle, Inc. 1,359,797
25,484 Kilroy Realty Corporation 1,623,331
22,474 Lamar Advertising Company 1,152,467
12,189 Life Storage, Inc. 1,152,470
28,791 Macerich Company 162,093
23,661 Mack-Cali Realty Corporation 360,357
135,204 Medical Properties Trust, Inc. 2,337,677
44,848 National Retail Properties, Inc. 1,443,657
57,093 Omega Healthcare Investors, Inc. 1,515,248
34,134 Pebblebrook Hotel Trust 371,719
17,564 PotlatchDeltic Corporation 551,334
5,233 PS Business Parks, Inc. 709,176
33,789 Rayonier, Inc. REIT 795,731
53,636 Sabra Health Care REIT, Inc. 585,705
43,000 Service Properties Trust 232,200
26,059 Spirit Realty Capital, Inc. 681,443
15,996 Taubman Centers, Inc. 669,913
30,091 Urban Edge Properties 265,102
31,604 Weingarten Realty Investors 456,046
Total 32,741,993
Utilities (4.9%)
13,501 ALLETE, Inc. 819,241
16,058 Black Hills Corporation 1,028,194
56,398 Essential Utilities, Inc 2,295,398
28,474 Hawaiian Electric Industries, Inc. 1,225,806
13,168 IDACORP, Inc. 1,156,019
52,359 MDU Resources Group, Inc. 1,125,718
22,556 National Fuel Gas Company 841,113
24,954 New Jersey Resources Corporation 847,687
13,181 NorthWestern Corporation 788,619
52,305 OGE Energy Corporation 1,607,333
13,780 ONE Gas, Inc. 1,152,283
20,813 PNM Resources, Inc. 790,894
14,273 Southwest Gas Holdings, Inc. 992,830
13,320 Spire, Inc. 992,074
54,613 UGI Corporation 1,456,529
Total 17,119,738
Total Common Stock
(cost $385,913,863) 335,065,157
Shares
Collateral Held for Securities Loaned
( 2.5% ) Value
8,830,866 Thrivent Cash Management Trust 8,830,866
Total Collateral Held for Securities
Loaned
(cost $8,830,866) 8,830,866
Shares or
Principal
Amount Short-Term Investments ( 3.8% ) Value
Federal Home Loan Bank Discount
Notes
1,000,000 0.460%, 5/12/2020
c,d
999,920
1,100,000 0.500%, 5/13/2020
c,d
1,099,910
600,000 0.150%, 5/20/2020
c,d
599,943
100,000 0.170%, 6/16/2020
c,d
99,985
Shares or
Principal
Amount Short-Term Investments (3.8%) Value
Thrivent Core Short-Term Reserve
Fund
1,053,818 1.570% $ 10,517,100
Total Short-Term Investments (cost
$13,326,451) 13,316,858
Total Investments (cost
$408,071,180) 102.4% $357,212,881
Other Assets and Liabilities, Net
(2.4%) (8,448,155)
Total Net Assets 100.0% $348,764,726
a All or a portion of the security is on loan.
b Non-income producing security.
c The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Index Portfolio as of
March 31, 2020:
Securities Lending Transactions
Common Stock $ 8,589,556
Total lending $8,589,556
Gross amount payable upon return of
collateral for securities loaned $8,830,866
Net amounts due to counterparty $241,310
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Mid Cap Index Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
I
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2020, in valuing Mid Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 6,198,297 6,198,297 – –
Consumer Discretionary 41,440,853 41,440,853 – –
Consumer Staples 12,309,507 12,309,507 – –
Energy 3,401,346 3,401,346 – –
Financials 52,904,918 52,904,918 – –
Health Care 39,840,109 39,840,109 – –
Industrials 54,470,430 54,470,430 – –
Information Technology 54,855,798 54,855,798 – –
Materials 19,782,168 19,782,168 – –
Real Estate 32,741,993 32,741,993 – –
Utilities 17,119,738 17,119,738 – –
Short-Term Investments 2,799,758 – 2,799,758 –
Subtotal Investments in Securities $337,864,915 $335,065,157 $2,799,758 $–
Other Investments  * Total
Affiliated Short-Term Investments 10,517,100
Collateral Held for Securities Loaned 8,830,866
Subtotal Other Investments $19,347,966
Total Investments at Value $357,212,881
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 749,071 749,071 – –
Total Liability Derivatives $749,071 $749,071 $– $–
The following table presents Mid Cap Index Portfolio's futures contracts held as of March 31, 2020. Investments and/or cash totaling $1,799,840 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini S&P Mid-Cap 400 Index 94 June 2020 $ 14,264,391 ( $ 749,071)
Total Futures Long Contracts $ 14,264,391 ( $ 749,071)
Total Futures Contracts $ 14,264,391 ($749,071)

Mid Cap Index Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the
Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
3/31/2020
Shares Held at
3/31/2020
% of Net Assets
3/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.570% $15,779 $12,161 $17,403 $10,517 1,054 3.0%
Total Affiliated Short-Term Investments 15,779 10,517 3.0
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 9,595 22,043 22,807 8,831 8,831 2.5
Total Collateral Held for Securities Loaned 9,595 8,831 2.5
Total Value $25,374 $19,348
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 3/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.570% $(9) $(11) – $68
Total Income/Non Income Cash from Affiliated Investments $68
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 14
Total Affiliated Income from Securities Loaned, Net $14
Total Value $(9) $(11) $–

Mid Cap Stock Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 97.0% ) Value
Communications Services (4.0%)
766,793 DISH Network Corporation
a
$ 15,328,192
763,954 Twitter, Inc.
a
18,762,710
579,866 Zillow Group, Inc.
a
19,698,048
Total 53,788,950
Consumer Discretionary (9.3%)
127,763 Burlington Stores, Inc.
a
20,245,325
604,784 Etsy, Inc.
a
23,247,897
164,409 Lululemon Athletica , Inc.
a
31,163,726
10,791 NVR, Inc.
a
27,723,266
238,340 RH
a,b
23,946,020
Total 126,326,234
Consumer Staples (2.4%)
1,269,275 Hain Celestial Group, Inc.
a
32,963,072
Total 32,963,072
Energy (1.4%)
300,852 Diamondback Energy, Inc. 7,882,322
2,157,311 Patterson-UTI Energy, Inc. 5,069,681
2,010,083 WPX Energy, Inc.
a
6,130,753
Total 19,082,756
Financials (16.0%)
1,377,929 Ally Financial, Inc. 19,883,515
1,152,254 Assured Guaranty, Ltd. 29,716,631
101,419 First Republic Bank 8,344,755
332,982 Hartford Financial Services Group,
Inc. 11,734,286
411,559 Interactive Brokers Group, Inc. 17,767,002
236,045 Kemper Corporation 17,554,667
2,288,923 KeyCorp 23,736,131
35,721 Markel Corporation
a
33,145,159
1,099,734 Radian Group, Inc. 14,241,555
555,214 Western Alliance Bancorp 16,995,101
913,880 Zions Bancorporations NA 24,455,429
Total 217,574,231
Health Care (9.1%)
176,290 Alexion Pharmaceuticals, Inc.
a
15,829,079
124,417 Align Technology, Inc.
a
21,642,337
880,270 Bausch Health Companies, Inc.
a
13,644,185
220,901 Catalent , Inc.
a
11,475,807
115,863 Edwards Lifesciences Corporation
a
21,854,079
181,798 Jazz Pharmaceuticals, Inc.
a
18,132,533
18,585 Ligand Pharmaceuticals, Inc.
a,b
1,351,501
206,049 Universal Health Services, Inc. 20,415,335
Total 124,344,856
Industrials (16.0%)
390,131 AGCO Corporation 18,433,690
927,829 Altra Industrial Motion Corporation 16,227,729
239,641 Huntington Ingalls Industries, Inc. 43,664,987
57,050 Kennametal, Inc. 1,062,271
194,047 Old Dominion Freight Line, Inc. 25,470,609
1,081,101 Southwest Airlines Company 38,498,007
458,937 United Airlines Holdings, Inc.
a,b
14,479,462
275,657 United Rentals, Inc.
a
28,365,105
232,268 Verisk Analytics, Inc. 32,373,514
Total 218,575,374
Information Technology (18.1%)
634,268 Advanced Micro Devices, Inc.
a
28,846,508
498,028 Akamai Technologies, Inc.
a
45,564,582
319,358 Alliance Data Systems Corporation 10,746,397
126,848 ANSYS, Inc.
a
29,488,354
Shares Common Stock (97.0%) Value
Information Technology (18.1%) - continued
679,349 Ciena Corporation
a
$ 27,044,884
160,160 KLA-Tencor Corporation 23,021,398
119,712 Nice, Ltd. ADR
a,b
17,185,855
1,958,559 Nuance Communications, Inc.
a
32,864,620
597,606 Teradyne, Inc. 32,372,317
Total 247,134,915
Materials (3.5%)
472,147 Ball Corporation 30,529,025
779,119 Steel Dynamics, Inc. 17,561,342
Total 48,090,367
Real Estate (10.2%)
231,173 Alexandria Real Estate Equities, Inc. 31,684,572
362,189 Camden Property Trust 28,699,856
184,687 Digital Realty Trust, Inc. 25,654,871
448,592 Douglas Emmett, Inc. 13,686,542
841,070 Duke Realty Corporation 27,233,847
1,128,478 Host Hotels & Resorts, Inc. 12,458,397
Total 139,418,085
Utilities (7.0%)
579,593 Alliant Energy Corporation 27,988,546
488,329 CMS Energy Corporation 28,689,329
325,050 Entergy Corporation 30,544,948
193,375 Public Service Enterprise Group, Inc. 8,684,471
Total 95,907,294
Total Common Stock
(cost $1,359,462,781) 1,323,206,134
Shares
Collateral Held for Securities Loaned
( 2.6% ) Value
35,330,176 Thrivent Cash Management Trust 35,330,176
Total Collateral Held for Securities
Loaned
(cost $35,330,176) 35,330,176
Shares Short-Term Investments ( 3.3% ) Value
Thrivent Core Short-Term Reserve
Fund
4,460,257 1.570% 44,513,361
Total Short-Term Investments (cost
$44,602,215) 44,513,361
Total Investments (cost
$1,439,395,172) 102.9% $1,403,049,671
Other Assets and Liabilities, Net
(2.9%) (39,807,748)
Total Net Assets 100.0% $1,363,241,923
a Non-income producing security.
b All or a portion of the security is on loan.

Mid Cap Stock Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Stock Portfolio as of
March 31, 2020:
Securities Lending Transactions
Common Stock $ 33,899,266
Total lending $33,899,266
Gross amount payable upon return of
collateral for securities loaned $35,330,176
Net amounts due to counterparty $1,430,910
Definitions:
ADR - American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S.
depository bank.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2020, in valuing Mid Cap Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 53,788,950 53,788,950 – –
Consumer Discretionary 126,326,234 126,326,234 – –
Consumer Staples 32,963,072 32,963,072 – –
Energy 19,082,756 19,082,756 – –
Financials 217,574,231 217,574,231 – –
Health Care 124,344,856 124,344,856 – –
Industrials 218,575,374 218,575,374 – –
Information Technology 247,134,915 247,134,915 – –
Materials 48,090,367 48,090,367 – –
Real Estate 139,418,085 139,418,085 – –
Utilities 95,907,294 95,907,294 – –
Subtotal Investments in Securities $1,323,206,134 $1,323,206,134 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 44,513,361
Collateral Held for Securities Loaned 35,330,176
Subtotal Other Investments $79,843,537
Total Investments at Value $1,403,049,671
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the
Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Stock Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
3/31/2020
Shares Held at
3/31/2020
% of Net Assets
3/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.570% $86,402 $7,765 $49,498 $44,513 4,460 3.3%
Total Affiliated Short-Term Investments 86,402 44,513 3.3
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 55,911 86,841 107,422 35,330 35,330 2.6
Total Collateral Held for Securities Loaned 55,911 35,330 2.6
Total Value $142,313 $79,843

Mid Cap Stock Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 3/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.570% $(67) $(89) – $346
Total Income/Non Income Cash from Affiliated Investments $346
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 32
Total Affiliated Income from Securities Loaned, Net $32
Total Value $(67) $(89) $–

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 1.4% )
a
Value
Basic Materials (0.1%)
Arch Coal, Inc., Term Loan
$ 1,499,091
3.750%,  (LIBOR 1M +
2.750%), 3/7/2024
b
$ 1,131,814
Ball Metalpack Finco, LLC, Term
Loan
702,487
6.113%,  (LIBOR 3M +
4.500%), 7/31/2025
b
526,866
Big River Steel, LLC, Term Loan
1,077,375
6.450%,  (LIBOR 3M +
5.000%), 8/23/2023
b,c
1,023,506
Chemours Company, Term Loan
1,499,400
2.740%,  (LIBOR 1M + 1.750%),
4/3/2025
b,c
1,364,454
MRC Global (US), Inc., Term Loan
1,303,308
3.989%,  (LIBOR 1M +
3.000%), 9/22/2024
b,c
1,029,613
Nouryon USA, LLC, Term Loan
1,406,355
3.863%,  (LIBOR 1M +
3.000%), 10/1/2025
b
1,251,656
Peabody Energy Corporation, Term
Loan
1,063,300
3.739%,  (LIBOR 1M +
2.750%), 3/31/2025
b
531,650
Pixelle Specialty Solutions, LLC, Term
Loan
1,094,447
7.500%,  (LIBOR 1M + 6.500%),
10/31/2024
b
948,885
Total 7,808,444
Capital Goods (0.1%)
Advanced Disposal Services, Inc.,
Term Loan
1,004,645
2.894%,  (LIBOR 1W +
2.250%), 11/10/2023
b
990,409
BWAY Holding Company, Term Loan
1,279,665
5.084%,  (LIBOR 3M +
3.250%), 4/3/2024
b
1,037,335
Flex Acquisition Company, Inc. Term
Loan
1,809,584
5.159%,  (LIBOR 3M +
3.250%), 6/29/2025
b,c
1,637,674
GFL Environmental, Inc., Term Loan
1,404,463
3.990%,  (LIBOR 1M +
3.000%), 5/31/2025
b,d,e
1,355,307
Reynolds Group Holdings, Inc., Term
Loan
249,353
0.000%,  (LIBOR 1M +
2.750%), 2/5/2023
b,c,d,e
235,015
TransDigm, Inc., Term Loan
1,406,475
3.239%,  (LIBOR 1M +
2.250%), 12/9/2025
b
1,276,376
Vertiv Group Corporation, Term Loan
2,800,000
4.581%,  (LIBOR 1M +
3.000%), 3/2/2027
b,c
2,408,000
Total 8,940,116
Communications Services (0.3%)
Altice France SA, Term Loan
860,662
3.739%,  (LIBOR 1M +
2.750%), 7/31/2025
b
789,658
CenturyLink, Inc., Term Loan
1,945,125
3.239%,  (LIBOR 1M +
2.250%), 3/15/2027
b
1,805,329
Principal
Amount Bank Loans (1.4%)
a
Value
Communications Services (0.3%) - continued
Coral-US Co-Borrower, LLC, Term
Loan
$ 3,450,000
3.239%,  (LIBOR 1M +
2.250%), 1/31/2028
b
$ 3,212,812
Diamond Sports Group, LLC, Term
Loan
1,358,175
4.180%,  (LIBOR 1M +
3.250%), 8/24/2026
b,c
1,045,795
Frontier Communications
Corporation, Term Loan
3,088,670
5.350%,  (LIBOR 3M +
3.750%), 6/15/2024
b
2,922,159
HCP Acquisition, LLC, Term Loan
1,383,025
4.000%,  (LIBOR 1M +
3.000%), 5/16/2024
b
1,194,007
Intelsat Jackson Holdings SA, Term
Loan
1,765,000
5.682%,  (LIBOR 3M +
3.750%), 11/27/2023
b
1,608,356
Mediacom Illinois, LLC, Term Loan
527,792
2.370%,  (LIBOR 1W +
1.750%), 2/15/2024
b,c
506,680
NEP Group, Inc., Term Loan
1,338,062
4.700%,  (LIBOR 3M +
3.250%), 10/20/2025
b
817,891
195,000
8.450%,  (LIBOR 3M + 7.000%),
10/19/2026
b
92,625
SBA Senior Finance II, LLC, Term
Loan
1,417,848
2.740%,  (LIBOR 1M + 1.750%),
4/11/2025
b,d,e
1,337,031
Sprint Communications, Inc., Term
Loan
2,628,987
3.500%,  (LIBOR 1M +
2.500%), 2/3/2024
b,c
2,609,269
Terrier Media Buyer, Inc., Term Loan
1,097,250
5.700%,  (LIBOR 3M +
4.250%), 12/17/2026
b,c
968,323
TNS, Inc., Term Loan
1,523,307
5.780%,  (LIBOR 3M +
4.000%), 8/14/2022
b
1,259,272
WideOpenWest Finance, LLC, Term
Loan
1,486,875
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
1,364,208
Windstream Services, LLC, Term
Loan
2,551,366
8.250%,  (PRIME + 5.000%),
3/30/2021
b,f
1,569,090
Ziggo Financing Partnership, Term
Loan
1,825,000
3.205%,  (LIBOR 3M +
2.500%), 4/30/2028
b,c,d,e
1,715,500
Total 24,818,005
Consumer Cyclical (0.3%)
Cengage Learning, Inc., Term Loan
1,651,570
5.250%,  (LIBOR 1M +
4.250%), 6/7/2023
b
1,330,885
Four Seasons Hotels, Ltd., Term Loan
1,309,545
2.989%,  (LIBOR 1M +
2.000%), 11/30/2023
b
1,178,591

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (1.4%)
a
Value
Consumer Cyclical (0.3%) - continued
Golden Entertainment, Inc., Term
Loan
$ 2,692,350
3.960%,  (LIBOR 1M +
3.000%), 10/20/2024
b,c
$ 2,019,263
Golden Nugget, LLC, Term Loan
822,698
3.580%,  (LIBOR 3M +
2.500%), 10/4/2023
b
637,591
LCPR Loan Financing, LLC, Term
Loan
3,255,000
5.705%,  (LIBOR 1M +
5.000%), 10/25/2026
b
2,982,394
Men's Warehouse, Inc., Term Loan
1,374,798
4.831%,  (LIBOR 3M +
3.250%), 4/9/2025
b
467,431
Mohegan Gaming and
Entertainment, Term Loan
1,860,882
5.375%,  (LIBOR 1M + 4.375%),
10/13/2023
b
1,311,922
Penn National Gaming, Inc., Term
Loan
1,881,188
3.239%,  (LIBOR 1M +
2.250%), 10/15/2025
b
1,407,523
Scientific Games International, Inc.,
Term Loan
5,290,112
4.250%,  (LIBOR 1M +
2.750%), 8/14/2024
b
4,249,705
Staples, Inc., Term Loan
347,375
6.015%,  (LIBOR 1M +
4.500%), 9/12/2024
b,c
236,215
2,323,871
6.515%,  (LIBOR 1M +
5.000%), 4/12/2026
b
1,824,239
Stars Group Holdings BV, Term Loan
2,900,289
4.950%,  (LIBOR 3M +
3.500%), 7/10/2025
b
2,757,681
Tenneco, Inc., Term Loan
2,192,250
3.989%,  (LIBOR 1M +
3.000%), 10/1/2025
b
1,501,691
Wyndham Hotels & Resorts, Inc.,
Term Loan
911,125
2.739%,  (LIBOR 1M +
1.750%), 5/30/2025
b
796,096
Total 22,701,227
Consumer Non-Cyclical (0.3%)
Air Medical Group Holdings, Inc.,
Term Loan
5,810,501
4.932%,  (LIBOR 2M +
3.250%), 4/28/2022
b
5,360,187
Bausch Health Companies, Inc.,
Term Loan
2,921,750
3.612%,  (LIBOR 1M +
3.000%), 6/1/2025
b
2,764,706
Chobani, LLC, Term Loan
1,558,900
4.500%,  (LIBOR 1M +
3.500%), 10/10/2023
b
1,383,524
Endo International plc, Term Loan
909,263
5.250%,  (LIBOR 1M +
4.250%), 4/27/2024
b,d,e
811,517
Energizer Holdings, Inc., Term Loan
683,430
3.875%,  (LIBOR 1M +
2.250%), 12/17/2025
b,c
635,590
JBS USA LUX SA, Term Loan
1,757,250
3.072%,  (LIBOR 3M +
2.000%), 5/1/2026
b
1,635,490
Principal
Amount Bank Loans (1.4%)
a
Value
Consumer Non-Cyclical (0.3%) - continued
Mallinckrodt International Finance
SA, Term Loan
$ 1,039,439
4.704%,  (LIBOR 3M +
3.000%), 2/24/2025
b
$ 694,481
McGraw-Hill Global Education
Holdings, LLC, Term Loan
1,232,919
5.450%,  (LIBOR 3M +
4.000%), 5/4/2022
b
1,002,770
MPH Acquisition Holdings, LLC, Term
Loan
4,200,000
4.200%,  (LIBOR 3M +
2.750%), 6/7/2023
b
3,699,486
Ortho-Clinical Diagnostics SA, Term
Loan
4,257,886
4.765%,  (LIBOR 1M +
3.250%), 6/30/2025
b
3,603,236
Plantronics, Inc., Term Loan
4,002,601
3.470%,  (LIBOR 3M +
2.500%), 7/2/2025
b
3,096,011
R.R. Donnelley & Sons Company,
Term Loan
277,889
5.989%,  (LIBOR 1M +
5.000%), 1/15/2024
b
240,374
Sotera Health Holdings, LLC, Term
Loan
1,180,000
5.500%,  (LIBOR 1M +
4.500%), 12/13/2026
b
1,021,809
Total 25,949,181
Energy (0.1%)
BCP Raptor II, LLC, Term Loan
535,950
5.739%,  (LIBOR 1M +
4.750%), 11/3/2025
b
294,772
Buckeye Partners, LP, Term Loan
355,000
0.000%,  (LIBOR 1M +
2.750%), 11/1/2026
b,d,e
323,760
Calpine Corporation, Term Loan
1,578,568
3.240%,  (LIBOR 1M +
2.250%), 1/15/2024
b
1,512,268
Consolidated Energy Finance SA,
Term Loan
889,163
3.205%,  (LIBOR 1M +
2.500%), 5/7/2025
b,c
622,414
Fieldwood Energy, LLC, Term Loan
2,052,773
7.027%,  (LIBOR 3M + 5.250%),
4/11/2022
b
641,492
McDermott Technology (Americas),
Inc., Term Loan
2,188,519
7.250%,  (PRIME + 4.000%),
5/10/2025
b,f
620,073
Radiate Holdco, LLC, Term Loan
4,285,616
3.989%,  (LIBOR 1M +
3.000%), 2/1/2024
b
3,928,496
Total 7,943,275
Financials (0.1%)
Avolon TLB Borrower 1 US, LLC, Term
Loan
968,057
2.523%,  (LIBOR 1M +
1.750%), 1/15/2025
b
858,347
Cyxtera DC Holdings, Inc., Term Loan
1,716,176
4.000%,  (LIBOR 1M +
3.000%), 5/1/2024
b
1,100,069

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (1.4%)
a
Value
Financials (0.1%) - continued
Digicel International Finance, Ltd.,
Term Loan
$ 3,172,055
4.870%,  (LIBOR 3M +
3.250%), 5/27/2024
b
$ 2,454,377
GGP Nimbus, LLC, Term Loan
2,457,575
3.489%,  (LIBOR 1M +
2.500%), 8/24/2025
b
1,720,303
Harland Clarke Holdings Corporation,
Term Loan
2,415,345
6.463%,  (LIBOR 3M +
4.750%), 11/3/2023
b
1,454,497
Level 3 Financing, Inc., Term Loan
1,865,000
2.739%,  (LIBOR 1M +
1.750%), 3/1/2027
b
1,734,450
MoneyGram International, Inc., Term
Loan
1,176,113
6.989%,  (LIBOR 1M +
6.000%), 6/30/2023
b
840,920
Northriver Midstream Finance, LP,
Term Loan
1,137,121
5.159%,  (LIBOR 3M +
3.250%), 10/1/2025
b
867,294
Tronox Finance, LLC, Term Loan
2,145,984
3.930%,  (LIBOR 1M +
2.750%), 9/22/2024
b
1,868,530
Total 12,898,787
Technology (0.1%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
1,069,625
4.489%,  (LIBOR 1M +
3.500%), 8/21/2026
b,c
898,485
Prime Security Services Borrower,
LLC, Term Loan
4,293,425
4.606%,  (LIBOR 1M +
3.250%), 9/23/2026
b
3,834,029
Rackspace Hosting, Inc., Term Loan
3,704,095
4.763%,  (LIBOR 3M +
3.000%), 11/3/2023
b
3,204,042
SS&C Technologies, Inc., Term Loan
602,120
2.739%,  (LIBOR 1M +
1.750%), 4/16/2025
b
561,477
429,654
2.739%,  (LIBOR 1M +
1.750%), 4/16/2025
b
400,652
1,477,265
2.739%,  (LIBOR 1M +
1.750%), 4/16/2025
b
1,378,480
Zayo Group Holdings, Inc., Term Loan
2,655,000
3.989%,  (LIBOR 1M +
3.000%), 3/9/2027
b,c,d,e
2,495,700
Total 12,772,865
Transportation (<0.1%)
Genesee & Wyoming, Inc., Term Loan
1,660,000
3.450%,  (LIBOR 3M +
2.000%), 12/30/2026
b
1,582,196
United Airlines, Inc., Term Loan
1,245,000
2.739%,  (LIBOR 3M +
1.750%), 4/1/2024
b,c,d,e
1,120,500
Total 2,702,696
Utilities (<0.1%)
Core and Main, LP, Term Loan
1,246,312
4.331%,  (LIBOR 1M +
2.750%), 8/1/2024
b
1,093,639
Principal
Amount Bank Loans (1.4%)
a
Value
Utilities (<0.1%) - continued
EnergySolutions, LLC, Term Loan
$ 1,021,800
5.200%,  (LIBOR 3M +
3.750%), 5/11/2025
b,c
$ 878,748
Total 1,972,387
Total Bank Loans
(cost $153,509,294) 128,506,983
Shares
Registered Investment Companies
( 37.6% ) Value
Unaffiliated  (0.6%)
15,834 Health Care Select Sector SPDR
Fund 1,402,576
198,000 Invesco Senior Loan ETF 4,051,080
16,064 iShares Russell 2000 Value Index
Fund 1,317,730
21,128 ProShares Ultra S&P 500
g
1,878,490
115,752 SPDR Bloomberg Barclays High Yield
Bond ETF 10,966,345
114,850 SPDR S&P 500 ETF Trust
g
29,602,588
22,920 SPDR S&P Biotech ETF 1,774,925
Total 50,993,734
Affiliated  (37.0%)
22,775,232 Thrivent Core Emerging Markets
Debt Fund 201,333,051
1,824,278 Thrivent Core Emerging Markets
Equity Fund
h
14,265,856
10,770,058 Thrivent Core International Equity
Fund 80,021,532
34,884,965 Thrivent Core Low Volatility Equity
Fund 344,663,457
27,107,661 Thrivent Global Stock Portfolio 293,508,205
41,913,811 Thrivent High Yield Portfolio 170,597,592
57,911,371 Thrivent Income Portfolio 591,414,086
55,936,322 Thrivent International Allocation
Portfolio 428,170,172
35,530,142 Thrivent Large Cap Value Portfolio 491,438,710
34,005,318 Thrivent Limited Maturity Bond
Portfolio 326,260,623
20,466,490 Thrivent Mid Cap Stock Portfolio 285,589,401
5,622,490 Thrivent Small Cap Stock Portfolio 76,628,921
Total 3,303,891,606
Total Registered Investment
Companies (cost $3,497,994,025) 3,354,885,340
Principal
Amount Long-Term Fixed Income ( 32.8% ) Value
Asset-Backed Securities (1.2%)
Access Group, Inc.
354,972
1.447%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,i
338,622
Aimco
3,100,000
3.122%,  (LIBOR 3M +
1.320%), 7/22/2032, Ser.
2019-10A, Class A
b,i
2,877,222
Ares CLO, Ltd.
4,250,000
3.236%,  (LIBOR 3M +
1.400%), 10/17/2030, Ser.
2018-28RA, Class A2
b,i
3,919,677

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (32.8%) Value
Asset-Backed Securities (1.2%) - continued
Ares XXXIIR CLO, Ltd.
$ 2,750,000
2.632%,  (LIBOR 3M +
0.940%), 5/15/2030, Ser.
2014-32RA, Class A1A
b,i
$ 2,597,793
Benefit Street Partners CLO IV, Ltd.
3,100,000
3.569%,  (LIBOR 3M +
1.750%), 1/20/2029, Ser.
2014-IVA, Class A2RR
b,i
2,869,171
Betony CLO, Ltd.
1,260,000
2.850%,  (LIBOR 3M +
1.080%), 4/30/2031, Ser.
2018-1A, Class A1
b,i
1,179,552
Buttermilk Park CLO, Ltd.
7,100,000
3.231%,  (LIBOR 3M +
1.400%), 10/15/2031, Ser.
2018-1A, Class A2
b,i
6,477,926
Carlyle Global Market Strategies
CLO, Ltd.
4,650,000
3.281%,  (LIBOR 3M +
1.450%), 7/15/2031, Ser.
2014-5A, Class A2RR
b,i
4,178,513
Carvana Auto Receivables Trust
650,000
2.340%,  6/15/2023, Ser.
2019-3A, Class A3
i
638,319
CBAM, Ltd.
4,500,000
3.111%,  (LIBOR 3M +
1.280%), 2/12/2030, Ser.
2019-9A, Class A
b,i
4,312,962
Colony American Finance Trust
4,922,173
2.835%,  6/15/2052, Ser.
2019-2, Class A
i
4,686,292
Commonbond Student Loan Trust
872,342
1.447%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
b,i
849,009
CoreVest American Finance Trust
5,722,066
2.705%,  10/15/2052, Ser.
2019-3, Class A
i
5,431,340
DRB Prime Student Loan Trust
198,427
3.516%,  (LIBOR 1M + 1.900%),
10/27/2031, Ser. 2015-B,
Class A1
b,i
199,064
Dryden Senior Loan Fund
3,950,000
3.219%,  (LIBOR 3M +
1.400%), 7/18/2030, Ser.
2018-65A, Class A2
b,i
3,652,048
Earnest Student Loan Program
2016-D, LLC
789,641
2.770%,  1/25/2041, Ser.
2016-D, Class A2
i
794,245
Edlinc Student Loan Funding Trust
7,244
3.270%,  (CMT 3M + 3.150%),
10/1/2025, Ser. 2012-A, Class
AT
b,i
7,247
Galaxy XX CLO, Ltd.
4,500,000
2.819%,  (LIBOR 3M +
1.000%), 4/20/2031, Ser.
2015-20A, Class AR
b,i
4,226,881
Golub Capital Partners, Ltd.
2,500,000
2.999%,  (LIBOR 3M +
1.180%), 1/20/2031, Ser.
2015-22A, Class AR
b,i
2,319,123
3,683,000
3.019%,  (LIBOR 3M +
1.200%), 1/20/2031, Ser.
2015-23A, Class AR
b,i
3,410,528
Principal
Amount Long-Term Fixed Income (32.8%) Value
Asset-Backed Securities (1.2%) - continued
Goodgreen
$ 4,170,806
3.860%,  10/15/2054, Ser.
2019-1A, Class A
i
$ 4,207,323
Home Partners of America Trust
5,613,673
2.908%,  9/17/2039, Ser.
2019-1, Class A
i
5,443,966
5,615,904
2.703%,  10/19/2039, Ser.
2019-2, Class A
i
5,276,321
Laurel Road Prime Student Loan
Trust
1,850,776
2.810%,  11/25/2042, Ser.
2017-C, Class A2B
i
1,853,577
Madison Park Funding XIV, Ltd.
3,125,000
3.202%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,i
2,839,975
Magnetite XII, Ltd.
4,425,000
2.931%,  (LIBOR 3M + 1.100%),
10/15/2031, Ser. 2015-12A,
Class ARR
b,i
4,150,066
Mountain View CLO, Ltd.
3,175,000
2.951%,  (LIBOR 3M + 1.120%),
7/15/2031, Ser. 2015-9A,
Class A1R
b,i
2,911,323
National Collegiate Trust
1,760,716
1.242%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,i
1,657,017
Neuberger Berman CLO XIV, Ltd.
3,300,000
2.646%,  (LIBOR 3M +
1.030%), 1/28/2030, Ser.
2013-14A, Class AR2
b,i
3,162,489
Neuberger Berman CLO, Ltd.
1,350,000
2.646%,  (LIBOR 3M +
1.030%), 4/22/2029, Ser.
2014-17A, Class AR2
b,i
1,290,318
Octagon Investment Partners XVI,
Ltd.
750,000
3.236%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,i
688,428
OZLM VIII, Ltd.
1,300,000
3.006%,  (LIBOR 3M + 1.170%),
10/17/2029, Ser. 2014-8A,
Class A1RR
b,i
1,236,728
Palmer Square Loan Funding, Ltd.
3,268,405
2.669%,  (LIBOR 3M +
0.850%), 1/20/2027, Ser.
2018-5A, Class A1
b,i
3,157,838
2,200,000
3.469%,  (LIBOR 3M +
1.650%), 4/20/2027, Ser.
2019-1A, Class A2
b,i
2,121,484
PPM CLO 3, Ltd.
2,250,000
3.236%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2019-3A, Class A
b,i
2,110,653
RCO Mortgage, LLC
1,918,559
4.458%,  10/25/2023, Ser.
2018-2, Class A1
i,j
1,816,171
Saxon Asset Securities Trust
1,204,048
3.765%,  8/25/2035, Ser.
2004-2, Class MF2
b
1,004,411

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (32.8%) Value
Asset-Backed Securities (1.2%) - continued
Shackleton CLO, Ltd.
$ 3,000,000
3.001%,  (LIBOR 3M + 1.170%),
7/15/2031, Ser. 2015-7RA,
Class A1
b,i
$ 2,790,579
SLM Student Loan Trust
1,331,031
1.347%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
b
1,264,891
U.S. Small Business Administration
260,062
3.191%,  3/10/2024, Ser.
2014-10A, Class 1 267,911
Voya CLO, Ltd.
2,100,000
3.031%,  (LIBOR 3M +
1.200%), 10/15/2030, Ser.
2012-4A, Class A1AR
b,i
1,971,782
Total 106,188,785
Basic Materials (0.2%)
Anglo American Capital plc
1,115,000 4.875%,  5/14/2025
i
1,081,892
Cleveland-Cliffs, Inc.
940,000 5.750%,  3/1/2025 726,150
Dow Chemical Company
700,000 4.800%,  11/30/2028 755,183
DowDuPont, Inc.
1,475,000 4.493%,  11/15/2025 1,586,305
First Quantum Minerals, Ltd.
1,330,000 7.500%,  4/1/2025
i
1,106,813
Freeport-McMoRan, Inc.
660,000 4.125%,  3/1/2028 577,757
710,000 4.250%,  3/1/2030 616,848
Glencore Funding, LLC
760,000 4.125%,  5/30/2023
i
700,233
950,000 4.000%,  3/27/2027
i
864,872
International Paper Company
1,888,000 4.350%,  8/15/2048 1,828,092
Kinross Gold Corporation
770,000 5.950%,  3/15/2024 777,700
1,950,000 4.500%,  7/15/2027 1,835,360
Krayton Polymers, LLC
910,000 7.000%,  4/15/2025
i
805,350
Norbord, Inc.
970,000 5.750%,  7/15/2027
i
885,528
Novelis Corporation
1,125,000 5.875%,  9/30/2026
i
1,104,036
290,000 4.750%,  1/30/2030
i
258,100
Olin Corporation
1,135,000 5.125%,  9/15/2027 1,014,196
Peabody Securities Finance
Corporation
1,665,000 6.375%,  3/31/2025
i
865,800
Syngenta Finance NV
1,375,000 3.933%,  4/23/2021
i
1,295,702
Teck Resources, Ltd.
1,267,000 6.125%,  10/1/2035 1,164,855
Tronox Finance plc
1,050,000 5.750%,  10/1/2025
i
937,125
Vale Overseas, Ltd.
1,135,000 6.250%,  8/10/2026 1,225,823
514,000 6.875%,  11/21/2036 570,802
Total 22,584,522
Capital Goods (0.5%)
AECOM
1,730,000 5.125%,  3/15/2027 1,557,000
Principal
Amount Long-Term Fixed Income (32.8%) Value
Capital Goods (0.5%) - continued
Amsted Industries, Inc.
$ 1,260,000 5.625%,  7/1/2027
i
$ 1,225,873
Ardagh Packaging Finance plc
1,810,000 6.000%,  2/15/2025
i
1,815,068
Bombardier, Inc.
1,645,000 7.500%,  3/15/2025
i
1,139,163
Building Materials Corporation of
America
1,855,000 6.000%,  10/15/2025
i
1,823,094
Cemex SAB de CV
580,000 5.450%,  11/19/2029
i
470,670
Cintas Corporation No. 2
1,125,000 3.700%,  4/1/2027 1,153,291
CNH Industrial Capital, LLC
1,452,000 4.875%,  4/1/2021 1,419,143
CNH Industrial NV
915,000 3.850%,  11/15/2027 881,915
Covanta Holding Corporation
890,000 6.000%,  1/1/2027 741,294
Crown Cork & Seal Company, Inc.
1,670,000 7.375%,  12/15/2026 1,711,750
H&E Equipment Services, Inc.
890,000 5.625%,  9/1/2025 825,475
Ingersoll-Rand Luxembourg Finance
SA
1,575,000 3.500%,  3/21/2026 1,575,649
L3Harris Technologies, Inc.
2,150,000 3.950%,  5/28/2024
i
2,253,657
Lockheed Martin Corporation
1,496,000 3.600%,  3/1/2035 1,760,620
1,544,000 4.500%,  5/15/2036 1,769,654
374,000 6.150%,  9/1/2036 499,483
Northrop Grumman Corporation
2,575,000 3.850%,  4/15/2045 2,720,303
Owens-Brockway Glass Container,
Inc.
1,460,000 5.000%,  1/15/2022
i
1,474,819
Republic Services, Inc.
1,100,000 2.900%,  7/1/2026 1,111,859
Reynolds Group Issuer, Inc.
1,935,000 5.125%,  7/15/2023
i
1,920,468
Roper Technologies, Inc.
605,000 3.650%,  9/15/2023 621,984
668,000 4.200%,  9/15/2028 719,217
Siemens Financieringsmaatschappij
NV
615,000 4.200%,  3/16/2047
i
718,131
Textron, Inc.
1,010,000 3.375%,  3/1/2028 968,273
TransDigm, Inc.
500,000 6.250%,  3/15/2026
i
497,500
1,410,000 5.500%,  11/15/2027
i
1,265,475
United Rentals North America, Inc.
340,000 4.875%,  1/15/2028 329,800
1,870,000 4.000%,  7/15/2030 1,673,650
United Technologies Corporation
1,850,000 4.450%,  11/16/2038 2,119,958
1,200,000 3.750%,  11/1/2046 1,258,694
1,900,000 4.050%,  5/4/2047 2,087,495
Total 42,110,425
Collateralized Mortgage Obligations (0.8%)
Ajax Mortgage Loan Trust
3,747,458
4.360%,  9/25/2065, Ser.
2018-C, Class A
b,i
3,688,241

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (32.8%) Value
Collateralized Mortgage Obligations (0.8%) -
continued
Alternative Loan Trust
$ 777,884
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 $ 534,796
Angel Oak Mortgage Trust I, LLC
1,247,713
3.500%,  7/25/2046, Ser.
2016-1, Class A1
i
1,214,619
Bayview Koitere Fund Trust
1,544,451
4.000%,  11/28/2053, Ser.
2017-SPL3, Class A
b,i
1,541,605
Bellemeade Re, Ltd.
1,061,414
2.547%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,i
1,053,344
2,081,645
2.047%,  (LIBOR 1M + 1.100%),
7/25/2029, Ser. 2019-3A,
Class M1A
b,i
2,071,427
BRAVO Residential Funding Trust
545,174
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
i
546,827
2,356,477
2.748%,  11/25/2059, Ser.
2019-NQM2, Class A1
b,i
2,276,088
Citicorp Mortgage Securities, Inc.
3,513,262
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 3,162,448
Citigroup Mortgage Loan Trust, Inc.
460,975
5.500%,  11/25/2035, Ser.
2005-9, Class 21A2 431,498
COLT Funding, LLC
751,078
3.470%,  7/27/2048, Ser.
2018-2, Class A1
b,i
740,447
Countrywide Alternative Loan Trust
901,169
3.358%,  10/25/2035, Ser.
2005-43, Class 4A1
b
761,216
1,082,287
6.000%,  4/25/2036, Ser.
2006-4CB, Class 1A1 662,740
2,020,458
7.000%,  10/25/2037, Ser.
2007-24, Class A10 1,065,778
Countrywide Home Loans, Inc.
540,215
5.750%,  4/25/2037, Ser.
2007-3, Class A27 387,941
Credit Suisse Mortgage Capital
Certificates
3,172,052
3.393%,  2/25/2024, Ser.
2020-BPL1, Class A1
i,j
3,138,481
Credit Suisse Mortgage Trust
4,507,464
3.850%,  9/25/2057, Ser.
2018-RPL9, Class A1
b,i
4,591,034
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
263,819
6.000%,  10/25/2021, Ser.
2006-AR5, Class 23A 223,993
Ellington Financial Mortgage Trust
2,464,070
4.140%,  10/25/2058, Ser.
2018-1, Class A1FX
b,i
2,434,086
Federal Home Loan Mortgage
Corporation - REMIC
3,049,390
4.000%,  7/15/2031, Ser.
4104, Class KI
k
201,500
2,392,974
3.000%,  2/15/2033, Ser.
4170, Class IG
k
226,302
4,831,514
3.000%,  3/15/2033, Ser.
4180, Class PI
k
436,819
932,466
3.000%,  7/15/2046, Ser.
4750, Class PA 995,310
Principal
Amount Long-Term Fixed Income (32.8%) Value
Collateralized Mortgage Obligations (0.8%) -
continued
Federal National Mortgage
Association - REMIC
$ 8,176,922
3.000%,  12/25/2027, Ser.
2012-137, Class AI
k
$ 525,930
FWD Securitization Trust
2,963,612
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,i
2,937,191
Galton Funding Mortgage Trust
2017-1
2,629,575
4.500%,  10/25/2058, Ser.
2018-2, Class A41
b,i
2,637,364
GCAT Trust
232,279
2.985%,  2/25/2059, Ser.
2019-NQM1, Class A1
i,j
227,733
GS Mortgage-Backed Securities Trust
1,224,598
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
b,i
1,198,835
J.P. Morgan Alternative Loan Trust
1,151,618
6.500%,  3/25/2036, Ser.
2006-S1, Class 1A19 842,714
MASTR Alternative Loans Trust
1,375,802
1.397%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
b
309,407
Merrill Lynch Alternative Note Asset
Trust
442,032
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 284,385
MFRA Trust
2,399,739
4.164%,  7/25/2048, Ser.
2018-NPL2, Class A1
i,j
2,377,068
Preston Ridge Partners Mortgage
Trust, LLC
3,048,147
4.500%,  1/25/2024, Ser.
2019-1A, Class A1
i,j
3,076,806
RCO Mortgage, LLC
1,179,028
4.270%,  12/26/2053, Ser.
2018-VFS1, Class A1
b,i
1,156,479
Renaissance Home Equity Loan Trust
3,359,718
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
j
1,548,334
Residential Accredit Loans, Inc. Trust
1,475,674
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 1,343,041
Sequoia Mortgage Trust
1,371,664
3.676%,  9/20/2046, Ser.
2007-1, Class 4A1
b
966,966
Toorak Mortgage Corporation
2,750,000
4.458%,  3/25/2022, Ser.
2019-1, Class A1
i,j
2,409,871
11,500,000
3.721%,  9/25/2022, Ser.
2019-2, Class A1 10,271,648
1,750,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
i,j
1,728,423
Verus Securitization Trust
987,802
2.485%,  7/25/2047, Ser.
2017-2A, Class A1
b,i
957,749
684,508
3.836%,  2/25/2059, Ser.
2019-1, Class A1
b,i
664,241
528,920
3.211%,  5/25/2059, Ser.
2019-2, Class A1
b,i
517,875
1,057,858
3.345%,  5/25/2059, Ser.
2019-2, Class A2
b,i
1,035,629

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (32.8%) Value
Collateralized Mortgage Obligations (0.8%) -
continued
$ 3,926,942
2.913%,  7/25/2059, Ser.
2019-INV2, Class A1
b,i
$ 3,866,005
WaMu Mortgage Pass Through
Certificates
128,782
3.706%,  9/25/2036, Ser.
2006-AR10, Class 1A2
b
108,805
463,492
3.689%,  10/25/2036, Ser.
2006-AR12, Class 1A1
b
403,501
Total 73,782,540
Commercial Mortgage-Backed Securities (0.4%)
Citigroup Commercial Mortgage Trust
4,700,000
3.102%,  12/15/2072, Ser.
2019-C7, Class A4 4,864,675
Federal Home Loan Mortgage
Corporation Multifamily Structured
Pass Through Certificates
1,680,205
3.000%,  3/15/2045, Ser.
4741, Class GA 1,770,387
Federal National Mortgage
Association - ACES
5,750,000
3.555%,  9/25/2028, Ser.
2019-M1, Class A2
b
6,557,475
9,025,000
3.639%,  8/25/2030, Ser.
2018-M12, Class A2
b
10,303,006
GS Mortgage Securities Trust
6,600,000
3.666%,  9/10/2047, Ser.
2014-GC24, Class A4 6,837,337
UBS Commercial Mortgage Trust
3,525,000
2.921%,  10/15/2052, Ser.
2019-C17, Class A4 3,657,305
Total 33,990,185
Communications Services (1.0%)
AMC Networks, Inc.
955,000 5.000%,  4/1/2024 916,800
American Tower Corporation
900,000 2.900%,  1/15/2030 875,806
AT&T, Inc.
1,825,000 4.350%,  3/1/2029 1,962,292
1,037,000 4.300%,  2/15/2030 1,116,145
1,475,000 5.250%,  3/1/2037 1,717,228
1,460,000 4.900%,  8/15/2037 1,638,570
1,140,000 6.350%,  3/15/2040 1,443,935
1,300,000 5.550%,  8/15/2041 1,480,233
1,630,000 5.450%,  3/1/2047 1,957,191
British Sky Broadcasting Group plc
1,450,000 3.125%,  11/26/2022
i
1,474,660
British Telecommunications plc
1,475,000 4.500%,  12/4/2023 1,545,317
CCO Holdings, LLC
900,000 5.125%,  5/1/2027
i
905,823
2,100,000 4.750%,  3/1/2030
i
2,094,750
CCOH Safari, LLC
1,300,000 5.750%,  2/15/2026
i
1,313,520
Charter Communications Operating,
LLC
700,000 4.500%,  2/1/2024 721,354
1,800,000 4.200%,  3/15/2028 1,847,633
1,525,000 6.484%,  10/23/2045 1,864,474
Clear Channel Worldwide Holdings,
Inc.
910,000 5.125%,  8/15/2027
i
852,124
Principal
Amount Long-Term Fixed Income (32.8%) Value
Communications Services (1.0%) - continued
Comcast Corporation
$ 1,550,000 4.950%,  10/15/2058 $ 2,140,638
800,000 4.049%,  11/1/2052 953,460
1,225,000 2.750%,  3/1/2023 1,259,473
900,000 3.950%,  10/15/2025 990,896
1,500,000 4.250%,  10/15/2030 1,758,659
1,265,000 4.400%,  8/15/2035 1,532,234
1,305,000 4.750%,  3/1/2044 1,649,354
550,000 4.600%,  8/15/2045 701,739
Cox Communications, Inc.
1,815,000 3.350%,  9/15/2026
i
1,784,632
748,000 4.600%,  8/15/2047
i
773,401
Crown Castle International
Corporation
1,158,000 5.250%,  1/15/2023 1,228,131
1,496,000 3.200%,  9/1/2024 1,491,574
Discovery Communications, LLC
1,850,000 4.900%,  3/11/2026 1,881,444
Embarq Corporation
960,000 7.995%,  6/1/2036 950,400
Fox Corporation
900,000 3.500%,  4/8/2030
e
898,191
Front Range BidCo, Inc.
1,180,000 4.000%,  3/1/2027
i
1,129,112
Gray Television, Inc.
935,000 5.875%,  7/15/2026
i
900,218
iHeartCommunications, Inc.
1,300,000 4.750%,  1/15/2028
i
1,170,000
Lamar Media Corporation
600,000 3.750%,  2/15/2028
i
562,428
Level 3 Financing, Inc.
1,980,000 4.625%,  9/15/2027
i
1,967,922
Neptune Finco Corporation
2,517,000 10.875%,  10/15/2025
i
2,712,067
Netflix, Inc.
1,860,000 4.875%,  4/15/2028 1,897,200
Nexstar Escrow Corporation
603,000 5.625%,  8/1/2024
i
567,568
750,000 5.625%,  7/15/2027
i
733,125
Omnicom Group, Inc.
750,000 3.600%,  4/15/2026 748,594
875,000 4.200%,  6/1/2030 902,291
SFR Group SA
1,250,000 7.375%,  5/1/2026
i
1,262,500
Sirius XM Radio, Inc.
1,760,000 5.000%,  8/1/2027
i
1,786,224
Sprint Corporation
1,750,000 7.250%,  9/15/2021 1,803,725
1,680,000 7.625%,  2/15/2025 1,859,172
Telefonica Emisiones SAU
900,000 4.570%,  4/27/2023 961,075
Telesat Canada / Telesat, LLC
1,000,000 4.875%,  6/1/2027
i
954,800
Time Warner Entertainment
Company, LP
1,691,000 8.375%,  3/15/2023 1,856,552
T-Mobile USA, Inc.
2,870,000 4.500%,  2/1/2026 2,920,225
VeriSign, Inc.
400,000 4.750%,  7/15/2027 414,560
Verizon Communications, Inc.
1,876,000 3.376%,  2/15/2025 2,012,333
820,000
2.792%,  (LIBOR 3M +
1.100%), 5/15/2025
b
747,449
4,065,000 4.272%,  1/15/2036 4,748,983

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (32.8%) Value
Communications Services (1.0%) - continued
Viacom, Inc.
$ 735,000 4.250%,  9/1/2023 $ 749,474
1,140,000 5.850%,  9/1/2043 1,169,237
Virgin Media Secured Finance plc
1,590,000 5.500%,  8/15/2026
i
1,613,850
Vodafone Group plc
1,600,000 4.875%,  6/19/2049 1,767,586
Windstream Services, LLC
980,000 8.625%,  10/31/2025
f,i
588,000
Ziggo BV
809,000 5.500%,  1/15/2027
i
809,000
Total 87,037,351
Consumer Cyclical (0.8%)
1011778 B.C., ULC
1,790,000 4.375%,  1/15/2028
i
1,653,781
Allison Transmission, Inc.
1,270,000 5.000%,  10/1/2024
i
1,231,900
Amazon.com, Inc.
1,870,000 3.875%,  8/22/2037 2,241,214
1,122,000 4.050%,  8/22/2047 1,432,265
American Honda Finance
Corporation
1,600,000 2.150%,  9/10/2024 1,561,919
Brookfield Property REIT, Inc.
620,000 5.750%,  5/15/2026
i
503,056
Brookfield Residential Properties,
Inc.
1,615,000 6.250%,  9/15/2027
i
1,400,851
Cedar Fair, LP
720,000 5.250%,  7/15/2029
i
608,400
CVS Health Corporation
1,500,000 3.625%,  4/1/2027 1,537,157
D.R. Horton, Inc.
1,515,000 2.550%,  12/1/2020 1,493,926
Daimler Finance North America, LLC
150,000
2.301%,  (LIBOR 3M +
0.550%), 5/4/2021
b,i
144,204
1,500,000 1.750%,  3/10/2023
i
1,412,373
Ford Motor Credit Company, LLC
570,000 3.200%,  1/15/2021 550,762
575,000
2.645%,  (LIBOR 3M +
1.270%), 3/28/2022
b
467,354
1,650,000 2.979%,  8/3/2022 1,534,500
1,940,000 4.063%,  11/1/2024 1,760,550
1,870,000 4.134%,  8/4/2025 1,658,690
General Motors Company
1,500,000
1.796%,  (LIBOR 3M +
0.900%), 9/10/2021
b
1,353,696
General Motors Financial Company,
Inc.
772,000 4.200%,  3/1/2021 742,973
1,635,000 3.150%,  6/30/2022 1,475,959
760,000 3.950%,  4/13/2024 688,807
Hanesbrands, Inc.
1,400,000 4.875%,  5/15/2026
i
1,375,500
Herc Holdings, Inc.
480,000 5.500%,  7/15/2027
i
446,400
Hilton Domestic Operating Company,
Inc.
1,790,000 4.875%,  1/15/2030 1,521,500
Home Depot, Inc.
900,000 3.350%,  4/15/2050 978,622
1,755,000 5.400%,  9/15/2040 2,284,520
1,140,000 4.250%,  4/1/2046 1,361,818
Principal
Amount Long-Term Fixed Income (32.8%) Value
Consumer Cyclical (0.8%) - continued
$ 1,870,000 3.900%,  6/15/2047 $ 2,103,051
Hyundai Capital America
2,250,000 3.000%,  6/20/2022
i
2,185,496
L Brands, Inc.
490,000 6.694%,  1/15/2027 353,780
Landry's, Inc.
905,000 6.750%,  10/15/2024
i
570,050
Lennar Corporation
925,000 4.125%,  1/15/2022 915,750
1,895,000 4.875%,  12/15/2023 1,857,100
585,000 4.500%,  4/30/2024 572,153
Mastercard, Inc.
1,135,000 3.300%,  3/26/2027 1,233,353
1,070,000 3.950%,  2/26/2048 1,234,517
Mattamy Group Corporation
1,540,000 5.250%,  12/15/2027
i
1,432,200
McDonald's Corporation
1,500,000 2.125%,  3/1/2030
g
1,397,505
1,755,000 4.450%,  3/1/2047 1,900,682
MGM Resorts International
1,940,000 6.000%,  3/15/2023 1,872,100
Prime Security Services Borrower,
LLC
1,820,000 5.750%,  4/15/2026
i
1,783,600
Ryman Hospitality Properties, Inc.
610,000 4.750%,  10/15/2027
i
457,500
Scientific Games International, Inc.
910,000 5.000%,  10/15/2025
i
791,700
310,000 7.000%,  5/15/2028
i
190,650
ServiceMaster Company, LLC
1,700,000 5.125%,  11/15/2024
i
1,678,750
Six Flags Entertainment Corporation
550,000 5.500%,  4/15/2027
i
463,375
Staples, Inc.
970,000 7.500%,  4/15/2026
i
848,756
Target Corporation
1,300,000 2.250%,  4/15/2025 1,319,808
TJX Companies, Inc.
1,500,000 3.750%,  4/15/2027 1,540,290
875,000 3.875%,  4/15/2030 905,405
Viking Cruises, Ltd.
615,000 5.875%,  9/15/2027
i
359,843
Visa, Inc.
900,000 1.900%,  4/15/2027 897,462
1,500,000 2.700%,  4/15/2040 1,488,960
Volkswagen Group of America
Finance, LLC
1,800,000 4.250%,  11/13/2023
i
1,778,454
Walmart, Inc.
1,300,000 3.250%,  7/8/2029 1,430,082
Yum! Brands, Inc.
1,290,000 4.750%,  1/15/2030
i
1,201,506
Total 68,186,575
Consumer Non-Cyclical (1.3%)
Abbott Laboratories
1,445,000 4.750%,  11/30/2036 1,829,654
AbbVie, Inc.
1,910,000 3.600%,  5/14/2025 2,012,323
875,000 2.950%,  11/21/2026
i
891,500
726,000 4.700%,  5/14/2045 815,612
2,500,000 4.875%,  11/14/2048 2,916,266
Albertson's Companies, Inc.
1,660,000 7.500%,  3/15/2026
i
1,789,148

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (32.8%) Value
Consumer Non-Cyclical (1.3%) - continued
Allergan, Inc.
$ 1,450,000 2.800%,  3/15/2023 $ 1,441,509
Altria Group, Inc.
875,000 4.400%,  2/14/2026 906,104
1,500,000 5.800%,  2/14/2039 1,643,633
Amgen, Inc.
1,500,000 3.375%,  2/21/2050 1,563,967
100,000 3.125%,  5/1/2025 104,793
Anheuser-Busch Companies, LLC
3,040,000 4.700%,  2/1/2036 3,175,628
Anheuser-Busch InBev Worldwide,
Inc.
3,525,000 4.750%,  4/15/2058 3,620,581
1,740,000 4.375%,  4/15/2038 1,753,329
415,000 4.600%,  4/15/2048 439,620
Anthem, Inc.
1,870,000 4.625%,  5/15/2042 2,079,970
Avantor, Inc.
950,000 6.000%,  10/1/2024
i
995,315
B&G Foods, Inc.
925,000 5.250%,  9/15/2027 901,875
BAT Capital Corporation
1,122,000 3.222%,  8/15/2024 1,126,942
1,496,000 4.540%,  8/15/2047 1,365,207
Bausch Health Companies, Inc.
850,000 7.000%,  1/15/2028
i
881,450
230,000 5.000%,  1/30/2028
i
217,741
230,000 5.250%,  1/30/2030
i
215,050
Baxalta, Inc.
721,000 4.000%,  6/23/2025 767,693
Becton, Dickinson and Company
1,594,000 3.734%,  12/15/2024 1,634,252
900,000 3.700%,  6/6/2027 914,608
Biogen, Inc.
1,600,000 5.200%,  9/15/2045 2,070,157
Boston Scientific Corporation
1,140,000 7.375%,  1/15/2040 1,645,091
Bristol-Myers Squibb Company
1,520,000 2.875%,  8/15/2020
i
1,525,330
Bunge, Ltd. Finance Corporation
800,000 3.500%,  11/24/2020 806,630
Cargill, Inc.
1,650,000 3.250%,  5/23/2029
i
1,664,754
Centene Corporation
2,050,000 4.750%,  1/15/2025 2,075,625
280,000 4.250%,  12/15/2027
i
280,532
670,000 4.625%,  12/15/2029
i
673,350
Cigna Corporation
405,000
2.721%,  (LIBOR 3M +
0.890%), 7/15/2023
b
376,567
1,200,000 4.125%,  11/15/2025 1,284,918
875,000 3.050%,  10/15/2027 845,197
1,500,000 4.800%,  8/15/2038 1,685,801
Clorox Company
2,175,000 3.100%,  10/1/2027 2,267,963
Conagra Brands, Inc.
1,210,000 4.300%,  5/1/2024 1,256,323
Constellation Brands, Inc.
1,450,000 3.600%,  2/15/2028 1,418,806
CVS Health Corporation
714,000 3.700%,  3/9/2023 743,265
400,000 4.000%,  12/5/2023 417,668
1,780,000 4.100%,  3/25/2025 1,873,302
2,560,000 4.875%,  7/20/2035 2,911,807
Principal
Amount Long-Term Fixed Income (32.8%) Value
Consumer Non-Cyclical (1.3%) - continued
Encompass Health Corporation
$ 870,000 4.500%,  2/1/2028 $ 853,253
Energizer Holdings, Inc.
1,849,000 5.500%,  6/15/2025
i
1,793,530
Express Scripts Holding Company
1,600,000 4.800%,  7/15/2046 1,715,845
General Mills, Inc.
715,000 2.875%,  4/15/2030 713,570
HCA, Inc.
2,610,000 5.375%,  2/1/2025 2,655,649
Imperial Brands Finance plc
1,600,000 3.875%,  7/26/2029
i
1,497,826
JBS USA, LLC
930,000 5.750%,  6/15/2025
i
939,300
1,900,000 5.500%,  1/15/2030
i
1,961,750
Kimberly-Clark Corporation
845,000 3.100%,  3/26/2030 907,385
1,900,000 3.900%,  5/4/2047 2,106,519
Kraft Foods Group, Inc.
910,000 5.000%,  6/4/2042 862,559
Kraft Heinz Foods Company
1,900,000 3.375%,  6/15/2021 1,903,496
1,370,000 3.750%,  4/1/2030
i
1,306,641
Kroger Company
935,000 2.800%,  8/1/2022 947,976
Medtronic, Inc.
2,733,000 4.375%,  3/15/2035 3,403,369
105,000 4.625%,  3/15/2045 138,875
Merck & Company, Inc.
330,000 3.700%,  2/10/2045 388,942
Mylan, Inc.
450,000 3.125%,  1/15/2023
i
436,393
Nestle Holdings, Inc.
850,000 3.900%,  9/24/2038
i
978,515
Par Pharmaceutical, Inc.
910,000 7.500%,  4/1/2027
i
905,450
Post Holdings, Inc.
1,040,000 5.750%,  3/1/2027
i
1,065,698
Reynolds American, Inc.
2,338,000 5.700%,  8/15/2035 2,574,252
Roche Holdings, Inc.
1,158,000 4.000%,  11/28/2044
i
1,290,906
Scotts Miracle-Gro Company
990,000 4.500%,  10/15/2029 942,975
Shire Acquisitions Investments
Ireland Designated Activity
Company
2,262,000 2.400%,  9/23/2021 2,253,535
Simmons Foods, Inc.
710,000 5.750%,  11/1/2024
i
644,538
Smithfield Foods, Inc.
1,060,000 2.650%,  10/3/2021
i
992,260
Spectrum Brands, Inc.
1,580,000 5.750%,  7/15/2025 1,477,300
Tenet Healthcare Corporation
510,000 4.625%,  7/15/2024 485,775
1,340,000 5.125%,  11/1/2027
i
1,279,700
Teva Pharmaceutical Finance
Netherlands III BV
820,000 2.800%,  7/21/2023 748,242
Thermo Fisher Scientific, Inc.
900,000 4.133%,  3/25/2025 964,356
Tyson Foods, Inc.
748,000 3.550%,  6/2/2027 775,030

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (32.8%) Value
Consumer Non-Cyclical (1.3%) - continued
UnitedHealth Group, Inc.
$ 1,815,000 2.950%,  10/15/2027 $ 1,902,949
3,450,000 4.625%,  7/15/2035 4,112,389
VRX Escrow Corporation
3,610,000 6.125%,  4/15/2025
i
3,555,850
Zoetis, Inc.
2,490,000 4.700%,  2/1/2043 2,802,940
Total 116,112,394
Energy (0.7%)
Archrock Partners, LP
550,000 6.250%,  4/1/2028
i
379,500
BP Capital Markets America, Inc.
415,000 3.119%,  5/4/2026 419,742
BP Capital Markets plc
1,085,000 3.535%,  11/4/2024 1,145,097
2,550,000 3.279%,  9/19/2027 2,567,063
Buckeye Partners, LP
380,000 4.125%,  3/1/2025
i
320,340
540,000 3.950%,  12/1/2026 442,638
210,000 4.125%,  12/1/2027 172,137
Canadian Oil Sands, Ltd.
1,000,000 9.400%,  9/1/2021
i
1,077,146
Cheniere Corpus Christi Holdings,
LLC
1,695,000 5.875%,  3/31/2025 1,541,892
Cheniere Energy Partners, LP
1,930,000 5.625%,  10/1/2026 1,794,900
Chesapeake Energy Corporation
545,000 11.500%,  1/1/2025
i
87,200
ConocoPhillips
1,870,000 6.500%,  2/1/2039 2,360,235
Continental Resources, Inc.
925,000 4.500%,  4/15/2023 508,783
Diamondback Energy, Inc.
2,550,000 3.500%,  12/1/2029 1,798,291
El Paso Pipeline Partners Operating
Company, LLC
1,120,000 4.300%,  5/1/2024 1,119,377
Enagas SA
2,860,000 5.500%,  1/15/2028
i
1,487,200
Enbridge, Inc.
1,285,000 2.900%,  7/15/2022 1,180,027
Energy Transfer Operating, LP
730,000 4.200%,  9/15/2023 637,621
1,600,000 6.000%,  6/15/2048 1,343,439
Energy Transfer Partners, LP
970,000 4.900%,  3/15/2035 763,177
800,000 5.150%,  2/1/2043 603,061
EnLink Midstream Partners, LP
1,110,000 4.850%,  7/15/2026 545,787
EQT Corporation
250,000 3.900%,  10/1/2027 172,425
Exxon Mobil Corporation
1,500,000 4.327%,  3/19/2050 1,835,534
Kinder Morgan Energy Partners, LP
1,870,000 6.500%,  9/1/2039 1,831,757
Kinder Morgan, Inc.
50,000 6.500%,  9/15/2020 50,112
Magellan Midstream Partners, LP
1,070,000 5.000%,  3/1/2026 1,057,977
Marathon Petroleum Corporation
2,244,000 4.750%,  12/15/2023 2,124,700
846,000 6.500%,  3/1/2041 785,133
Principal
Amount Long-Term Fixed Income (32.8%) Value
Energy (0.7%) - continued
MPLX, LP
$ 1,425,000 4.875%,  12/1/2024 $ 1,247,526
2,244,000 4.875%,  6/1/2025 1,847,960
Murphy Oil Corporation
950,000 5.875%,  12/1/2027 496,660
Nabors Industries, Inc.
845,000 5.750%,  2/1/2025 185,900
Nabors Industries, Ltd.
290,000 7.250%,  1/15/2026
i
98,600
Newfield Exploration Company
1,725,000 5.625%,  7/1/2024 925,827
700,000 5.375%,  1/1/2026 365,697
Noble Energy, Inc.
1,850,000 5.050%,  11/15/2044 1,142,684
ONEOK, Inc.
1,070,000 2.200%,  9/15/2025 825,720
900,000 3.100%,  3/15/2030 676,643
Parsley Energy, LLC
1,405,000 5.625%,  10/15/2027
i
990,525
Petrobras Global Finance BV
949,000 5.093%,  1/15/2030
i
865,962
Pioneer Natural Resources Company
750,000 4.450%,  1/15/2026 742,415
Plains All American Pipeline, LP
1,600,000 4.500%,  12/15/2026 1,292,897
1,500,000 3.550%,  12/15/2029 1,024,817
Sabine Pass Liquefaction, LLC
1,125,000 6.250%,  3/15/2022 1,091,193
1,300,000 5.625%,  4/15/2023 1,209,561
1,500,000 5.750%,  5/15/2024 1,407,812
Schlumberger Holdings Corporation
995,000 4.000%,  12/21/2025
i
916,918
Southwestern Energy Company
1,530,000 7.500%,  4/1/2026 1,002,150
Suncor Energy, Inc.
990,000 3.600%,  12/1/2024 958,272
Sunoco Logistics Partners
Operations, LP
950,000 4.000%,  10/1/2027 751,906
Sunoco, LP
860,000 5.500%,  2/15/2026 744,141
1,285,000 5.875%,  3/15/2028 1,066,550
Targa Resources Partners, LP
1,160,000 5.375%,  2/1/2027 954,680
Transocean Pontus, Ltd.
835,000 6.125%,  8/1/2025
i
676,350
Transocean, Inc.
885,000 7.250%,  11/1/2025
i
444,978
Viper Energy Partners, LP
1,320,000 5.375%,  11/1/2027
i
1,108,800
W&T Offshore, Inc.
965,000 9.750%,  11/1/2023
i
226,833
Western Gas Partners, LP
1,496,000 4.000%,  7/1/2022 970,065
Williams Companies, Inc.
1,815,000 7.500%,  1/15/2031 2,111,150
Williams Partners, LP
950,000 4.000%,  11/15/2021 901,217
560,000 3.600%,  3/15/2022 542,780
935,000 4.500%,  11/15/2023 876,693
WPX Energy, Inc.
1,145,000 5.750%,  6/1/2026 652,650
500,000 4.500%,  1/15/2030 271,500
Total 61,768,323

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (32.8%) Value
Financials (2.3%)
ACE INA Holdings, Inc.
$ 1,115,000 4.350%,  11/3/2045 $ 1,351,516
AerCap Ireland Capital, Ltd.
1,240,000 3.500%,  1/15/2025 1,053,482
1,250,000 3.875%,  1/23/2028 953,129
Aircastle, Ltd.
1,700,000 5.000%,  4/1/2023 1,659,594
Ally Financial, Inc.
175,000 5.750%,  11/20/2025 171,185
American International Group, Inc.
60,000 4.125%,  2/15/2024 62,965
2,245,000 3.750%,  7/10/2025 2,247,496
2,085,000 3.900%,  4/1/2026 2,172,399
Australia and New Zealand Banking
Group, Ltd.
700,000 2.950%,  7/22/2030
b,i
663,274
Aviation Capital Group, LLC
1,300,000 2.875%,  1/20/2022
i
1,174,947
Avolon Holdings Funding, Ltd.
800,000 5.250%,  5/15/2024
i
681,321
Banco Santander SA
1,400,000
2.968%,  (LIBOR 3M +
1.120%), 4/12/2023
b
1,345,419
Bank of America Corporation
1,280,000 3.300%,  1/11/2023 1,325,761
1,490,000 2.881%,  4/24/2023
b
1,495,722
1,520,000 4.000%,  4/1/2024 1,620,419
1,800,000 4.200%,  8/26/2024 1,913,249
2,070,000 4.000%,  1/22/2025 2,185,905
1,800,000 3.458%,  3/15/2025
b
1,856,455
1,825,000 3.093%,  10/1/2025
b
1,862,130
1,550,000 3.824%,  1/20/2028
b
1,607,666
1,500,000 2.496%,  2/13/2031
b
1,439,129
Bank of Nova Scotia
800,000 2.700%,  3/7/2022 815,097
Barclays Bank plc
386,000 10.179%,  6/12/2021
i
410,244
Barclays plc
2,415,000 3.250%,  1/12/2021 2,398,795
1,575,000 4.610%,  2/15/2023
b
1,602,464
83,000 3.650%,  3/16/2025 81,173
Boston Properties, LP
950,000 4.500%,  12/1/2028 1,044,758
BPCE SA
975,000 3.000%,  5/22/2022
i
965,246
2,541,000 3.500%,  10/23/2027
i
2,475,494
Camden Property Trust
1,975,000 3.150%,  7/1/2029 1,946,555
Capital One Financial Corporation
1,520,000 3.050%,  3/9/2022 1,517,676
1,800,000 4.200%,  10/29/2025 1,793,675
Capital One NA
1,600,000 2.150%,  9/6/2022 1,559,883
Cascades USA, Inc.
970,000 5.125%,  1/15/2026
i
938,475
CIT Group, Inc.
1,770,000 5.000%,  8/15/2022 1,725,824
310,000 5.250%,  3/7/2025 302,250
Citigroup, Inc.
150,000 2.750%,  4/25/2022 150,779
850,000 4.050%,  7/30/2022 865,279
1,075,000 3.142%,  1/24/2023
b
1,088,413
2,515,000 4.400%,  6/10/2025 2,721,037
1,520,000 3.200%,  10/21/2026 1,574,316
2,244,000 3.668%,  7/24/2028
b
2,325,234
Principal
Amount Long-Term Fixed Income (32.8%) Value
Financials (2.3%) - continued
$ 1,140,000 4.125%,  7/25/2028 $ 1,169,914
1,815,000 3.520%,  10/27/2028
b
1,817,371
978,000 4.650%,  7/23/2048 1,177,313
CNA Financial Corporation
650,000 3.900%,  5/1/2029 648,464
Comerica, Inc.
45,000 3.700%,  7/31/2023 46,180
Commerzbank AG
1,850,000 8.125%,  9/19/2023
i
1,933,895
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
1,715,000 3.950%,  11/9/2022 1,724,995
988,000 4.625%,  12/1/2023 1,021,697
Credit Agricole SA
1,125,000 3.250%,  1/14/2030
i
1,068,527
Credit Suisse Group AG
900,000 7.250%,  9/12/2025
b,i,l
816,750
1,385,000 3.869%,  1/12/2029
b,i
1,401,960
Credit Suisse Group Funding
(Guernsey), Ltd.
236,000 3.125%,  12/10/2020 235,765
Credit Suisse Group Funding, Ltd.
1,544,000 3.750%,  3/26/2025 1,560,117
Danske Bank AS
1,225,000 3.244%,  12/20/2025
b,i
1,138,704
Deutsche Bank AG
2,300,000 3.375%,  5/12/2021 2,219,748
950,000 4.250%,  10/14/2021 903,685
1,125,000 3.961%,  11/26/2025
b
1,040,581
Discover Bank
900,000 2.450%,  9/12/2024 862,260
1,670,000 4.682%,  8/9/2028
b
1,700,411
Duke Realty, LP
925,000 2.875%,  11/15/2029 889,557
ERP Operating, LP
337,000 3.375%,  6/1/2025 349,038
Fidelity National Financial, Inc.
1,300,000 5.500%,  9/1/2022 1,426,645
Fifth Third Bancorp
1,200,000 2.600%,  6/15/2022 1,185,760
Five Corners Funding Trust
3,070,000 4.419%,  11/15/2023
i
3,302,518
GE Capital International Funding
Company
3,130,000 4.418%,  11/15/2035 3,381,559
Goldman Sachs Group, Inc.
2,600,000 5.375%,  5/10/2020
b,l
2,323,750
2,243,000 5.250%,  7/27/2021 2,331,737
2,150,000 2.876%,  10/31/2022
b
2,160,964
1,496,000 2.908%,  6/5/2023
b
1,499,930
1,000,000 3.625%,  2/20/2024 1,034,684
1,130,000 4.750%,  10/21/2045 1,349,956
HCP, Inc.
660,000 3.400%,  2/1/2025 660,795
HSBC Holdings plc
1,475,000 6.875%,  6/1/2021
b,l
1,449,188
1,225,000 2.650%,  1/5/2022 1,223,060
1,850,000 3.803%,  3/11/2025
b
1,926,018
1,460,000 3.900%,  5/25/2026 1,485,390
1,400,000 4.950%,  3/31/2030 1,543,975
Icahn Enterprises, LP
345,000 6.750%,  2/1/2024 332,925
1,215,000 6.375%,  12/15/2025 1,148,175
ING Groep NV
1,125,000 3.150%,  3/29/2022 1,130,071

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (32.8%) Value
Financials (2.3%) - continued
$ 1,300,000 4.100%,  10/2/2023 $ 1,334,073
International Lease Finance
Corporation
750,000 5.875%,  8/15/2022 670,480
Iron Mountain, Inc.
1,090,000 6.000%,  8/15/2023 1,095,450
J.P. Morgan Chase & Company
900,000 2.295%,  8/15/2021 898,271
1,950,000 2.700%,  5/18/2023 2,000,552
825,000
3.031%,  (LIBOR 3M +
1.230%), 10/24/2023
b
798,526
1,320,000 3.625%,  5/13/2024 1,376,624
1,550,000 3.875%,  9/10/2024 1,636,709
2,585,000 3.125%,  1/23/2025 2,692,992
3,200,000 3.900%,  7/15/2025 3,422,669
1,475,000 4.203%,  7/23/2029
b
1,620,315
2,240,000 3.882%,  7/24/2038
b
2,503,084
Kimco Realty Corporation
2,992,000 3.300%,  2/1/2025 3,011,138
Liberty Mutual Group, Inc.
760,000 4.950%,  5/1/2022
i
774,380
Lloyds Banking Group plc
1,815,000 2.907%,  11/7/2023
b
1,812,687
MassMutual Global Funding
1,230,000 2.750%,  6/22/2024
i
1,213,460
MetLife, Inc.
1,300,000 4.050%,  3/1/2045 1,360,979
Mitsubishi UFJ Financial Group, Inc.
2,160,000 3.455%,  3/2/2023 2,211,301
1,870,000 3.287%,  7/25/2027 1,939,447
Morgan Stanley
760,000 5.550%,  7/15/2020
b,l
668,450
899,000
2.999%,  (LIBOR 3M +
1.180%), 1/20/2022
b
894,370
1,683,000 2.750%,  5/19/2022 1,700,833
670,000 4.875%,  11/1/2022 703,433
1,450,000 3.125%,  1/23/2023 1,483,004
1,925,000 4.350%,  9/8/2026 2,074,414
2,244,000 3.591%,  7/22/2028
b
2,351,892
1,440,000 3.772%,  1/24/2029
b
1,519,462
1,600,000 3.622%,  4/1/2031
b
1,665,182
MPT Operating Partnership, LP
870,000 6.375%,  3/1/2024 870,000
990,000 4.625%,  8/1/2029 910,800
Nasdaq, Inc.
55,000 3.850%,  6/30/2026 56,769
Nationwide Building Society
950,000 3.622%,  4/26/2023
b,i
944,439
Outfront Media Cap, LLC
980,000 4.625%,  3/15/2030
i
872,200
Park Aerospace Holdings, Ltd.
800,000 4.500%,  3/15/2023
i
693,847
Prudential Financial, Inc.
1,250,000 3.700%,  3/13/2051 1,171,369
Quicken Loans, Inc.
1,725,000 5.750%,  5/1/2025
i
1,716,375
Realty Income Corporation
1,475,000 4.125%,  10/15/2026 1,528,852
Regency Centers, LP
2,100,000 4.125%,  3/15/2028 2,119,059
Reinsurance Group of America, Inc.
1,100,000 4.700%,  9/15/2023 1,210,952
1,000,000 3.900%,  5/15/2029 976,362
Royal Bank of Scotland Group plc
525,000 6.125%,  12/15/2022 541,534
Principal
Amount Long-Term Fixed Income (32.8%) Value
Financials (2.3%) - continued
$ 650,000 6.100%,  6/10/2023 $ 668,325
1,000,000 3.875%,  9/12/2023 1,010,137
1,550,000 4.269%,  3/22/2025
b
1,592,564
1,375,000 4.445%,  5/8/2030
b
1,441,276
Santander UK Group Holdings plc
1,351,000 2.875%,  10/16/2020 1,350,478
Simon Property Group, LP
1,520,000 4.250%,  11/30/2046 1,370,696
Societe Generale SA
1,122,000 4.750%,  11/24/2025
i
1,123,888
Springleaf Finance Corporation
910,000 6.875%,  3/15/2025 916,479
440,000 6.625%,  1/15/2028 412,016
Standard Chartered plc
1,500,000 2.819%,  1/30/2026
b,i
1,412,122
Sumitomo Mitsui Financial Group,
Inc.
1,280,000 2.784%,  7/12/2022 1,285,838
1,090,000 3.102%,  1/17/2023 1,091,327
1,140,000 3.010%,  10/19/2026 1,186,180
Synchrony Financial
590,000 4.250%,  8/15/2024 568,065
1,850,000 3.950%,  12/1/2027 1,645,336
UBS Group Funding Jersey, Ltd.
1,158,000 4.125%,  9/24/2025
i
1,203,076
UBS Group Funding Switzerland AG
110,000 3.491%,  5/23/2023
i
111,181
Ventas Realty, LP
1,550,000 3.100%,  1/15/2023 1,518,512
1,790,000 4.000%,  3/1/2028 1,684,226
VICI Properties, LP / VICI Note
Company, Inc.
340,000 4.250%,  12/1/2026
i
311,950
200,000 3.750%,  2/15/2027
i
188,500
340,000 4.625%,  12/1/2029
i
309,400
200,000 4.125%,  8/15/2030
i
189,500
Voya Financial, Inc.
2,618,000 3.125%,  7/15/2024 2,641,073
Wells Fargo & Company
680,000 2.625%,  7/22/2022 687,942
1,520,000 3.450%,  2/13/2023 1,562,795
1,550,000 4.125%,  8/15/2023 1,597,970
1,320,000 3.000%,  2/19/2025 1,362,358
125,000 3.000%,  4/22/2026 128,660
1,475,000 3.000%,  10/23/2026 1,511,010
2,680,000 4.900%,  11/17/2045 3,177,705
Welltower, Inc.
610,000 3.950%,  9/1/2023 604,127
ZB NA
1,550,000 3.500%,  8/27/2021 1,548,184
Total 208,229,493
Mortgage-Backed Securities (10.7%)
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
37,791,581 3.500%,  5/1/2034 39,832,399
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
53,366,882 3.000%,  3/25/2050 55,975,798
32,500,000 3.000%,  4/1/2050
e
34,088,829
28,128,490 3.500%,  7/1/2047
e
29,831,286
41,005,355 3.000%,  8/1/2047 43,247,959

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (32.8%) Value
Mortgage-Backed Securities (10.7%) - continued
Federal National Mortgage
Association
$ 3,690,280 3.230%,  11/1/2020 $ 3,690,340
15,444,368 4.500%,  5/1/2048 16,659,873
30,386,170 3.500%,  10/1/2048 32,089,002
54,439,158 3.500%,  2/1/2049 57,435,279
17,920,738 3.500%,  6/1/2049 18,943,086
34,967,376 3.500%,  8/1/2049 37,030,590
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
48,950,000 2.500%,  4/1/2035
e
50,791,362
107,000,000 2.000%,  5/1/2035
e
109,808,750
58,000,000 2.500%,  5/1/2035
e
60,138,750
43,203,000 3.000%,  5/1/2035
e
45,123,613
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
143,000,000 2.500%,  5/1/2050
e
147,955,775
61,904,188 4.000%,  7/1/2048 66,107,700
101,530,000 3.000%,  5/1/2049
e
106,316,711
1,131,846 3.500%,  8/1/2049
e
1,194,791
Total 956,261,893
Technology (0.7%)
Adobe, Inc.
975,000 2.150%,  2/1/2027 985,572
Apple, Inc.
1,500,000 3.200%,  5/11/2027 1,625,554
1,405,000 3.000%,  11/13/2027 1,510,761
2,570,000 3.750%,  9/12/2047 3,024,900
Applied Materials, Inc.
736,000 3.300%,  4/1/2027 783,674
Avnet, Inc.
1,100,000 3.750%,  12/1/2021 1,121,042
Broadcom Corporation
1,146,000 3.875%,  1/15/2027 1,092,443
1,350,000 3.500%,  1/15/2028 1,251,018
Broadcom, Inc.
1,875,000 4.750%,  4/15/2029
i
1,904,415
CommScope Technologies Finance,
LLC
1,470,000 6.000%,  6/15/2025
i
1,345,344
Diamond 1 Finance Corporation
4,460,000 6.020%,  6/15/2026
i
4,745,625
Diamond Sports Group, LLC
1,810,000 6.625%,  8/15/2027
i
1,210,437
Harland Clarke Holdings Corporation
1,135,000 8.375%,  8/15/2022
i
875,369
Hewlett Packard Enterprise Company
1,600,000
2.620%,  (LIBOR 3M +
0.720%), 10/5/2021
b
1,506,640
760,000 4.400%,  10/15/2022 774,350
Intel Corporation
3,000,000 3.100%,  2/15/2060 3,253,589
Iron Mountain, Inc.
750,000 4.875%,  9/15/2029
i
704,535
KLA Corporation
1,800,000 3.300%,  3/1/2050 1,715,350
Marvell Technology Group, Ltd.
950,000 4.200%,  6/22/2023 971,176
1,265,000 4.875%,  6/22/2028 1,310,619
Microsoft Corporation
2,400,000 4.750%,  11/3/2055 3,387,720
2,400,000 4.200%,  11/3/2035 3,008,178
Principal
Amount Long-Term Fixed Income (32.8%) Value
Technology (0.7%) - continued
$ 4,500,000 3.700%,  8/8/2046 $ 5,337,887
NCR Corporation
1,770,000 6.125%,  9/1/2029
i
1,653,003
NVIDIA Corporation
1,500,000 3.500%,  4/1/2040 1,595,755
NXP BV/NXP Funding, LLC
1,500,000 4.875%,  3/1/2024
i
1,601,521
Open Text Corporation
760,000 4.125%,  2/15/2030
i
714,590
Oracle Corporation
3,565,000 2.950%,  5/15/2025 3,697,445
1,800,000 2.800%,  4/1/2027 1,834,781
1,815,000 3.850%,  7/15/2036 1,895,167
1,500,000 3.600%,  4/1/2040 1,493,183
Plantronics, Inc.
970,000 5.500%,  5/31/2023
i
705,675
PTC, Inc.
300,000 3.625%,  2/15/2025
g,i
280,500
SS&C Technologies, Inc.
1,580,000 5.500%,  9/30/2027
i
1,629,375
Texas Instruments, Inc.
1,630,000 4.150%,  5/15/2048 2,015,959
Tyco Electronics Group SA
374,000 3.450%,  8/1/2024 381,816
748,000 3.125%,  8/15/2027 772,819
Total 63,717,787
Transportation (0.2%)
Air Canada Pass Through Trust
351,171 3.875%,  3/15/2023
i
326,769
Air Lease Corporation
610,000 3.500%,  1/15/2022 555,912
Burlington Northern Santa Fe, LLC
1,120,000 5.750%,  5/1/2040 1,517,686
1,720,000 5.050%,  3/1/2041 2,125,348
1,175,000 4.450%,  3/15/2043 1,389,992
CSX Corporation
900,000 3.800%,  4/15/2050 945,361
119,000 3.700%,  11/1/2023 125,233
1,250,000 3.350%,  9/15/2049 1,183,697
Hertz Corporation
970,000 5.500%,  10/15/2024
i
545,421
720,000 6.000%,  1/15/2028
i
378,000
NCL Corporation, Ltd.
930,000 3.625%,  12/15/2024
i
593,154
Penske Truck Leasing Company, LP
1,350,000 3.375%,  2/1/2022
i
1,364,560
United Continental Holdings, Inc.
960,000 4.875%,  1/15/2025 825,600
United Parcel Service, Inc.
1,200,000 4.450%,  4/1/2030 1,358,329
XPO Logistics, Inc.
1,703,000 6.750%,  8/15/2024
i
1,665,193
Total 14,900,255
U.S. Government & Agencies (11.2%)
U.S. Treasury Bonds
1,500,000 2.000%,  2/15/2050 1,742,168
7,285,000 2.250%,  11/15/2027 8,195,340
72,550,000 2.875%,  5/15/2028 85,574,992
19,330,000 5.250%,  11/15/2028 26,853,598
13,650,000 1.625%,  8/15/2029 14,821,447
4,050,000 1.500%,  2/15/2030 4,366,090
2,975,000 4.375%,  5/15/2040 4,730,134
1,340,000 3.000%,  5/15/2042 1,798,898

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (32.8%) Value
U.S. Government & Agencies (11.2%) - continued
$ 68,726,000 2.500%,  5/15/2046 $ 86,457,845
46,050,000 2.875%,  5/15/2049 62,885,232
1,350,000 2.375%,  11/15/2049 1,684,969
U.S. Treasury Notes
2,600,000 1.375%,  8/31/2020
m,n
2,613,609
67,025,000 1.375%,  9/30/2020 67,443,906
14,000,000 2.750%,  11/30/2020 14,242,266
1,015,000 1.875%,  12/15/2020 1,027,529
33,900,000 2.500%,  2/28/2021 34,633,617
5,000,000 1.375%,  5/31/2021 5,073,047
36,909,000 1.125%,  8/31/2021 37,390,547
150,440,000 1.500%,  9/30/2021 153,331,269
4,300,000 2.500%,  1/15/2022 4,474,016
5,080,000 1.125%,  2/28/2022 5,165,527
22,810,000 1.875%,  7/31/2022 23,659,138
16,300,000 2.000%,  11/30/2022 17,044,961
4,910,000 2.500%,  3/31/2023 5,234,520
82,790,000 2.500%,  1/31/2024 89,642,813
27,885,000 2.125%,  7/31/2024 29,993,803
3,300,000 1.500%,  10/31/2024 3,470,801
28,665,000 2.250%,  11/15/2024 31,130,638
19,170,000 2.125%,  11/30/2024 20,725,316
52,575,000 2.625%,  1/31/2026 59,070,888
90,300,000 2.500%,  2/28/2026 100,878,504
Total 1,005,357,428
Utilities (0.8%)
Ameren Illinois Company
830,000 4.500%,  3/15/2049 984,992
American Electric Power Company,
Inc.
1,502,000 2.950%,  12/15/2022 1,457,006
Appalachian Power Company
750,000 3.300%,  6/1/2027 763,625
Arizona Public Service Company
900,000 3.500%,  12/1/2049 915,547
Berkshire Hathaway Energy Company
1,165,000 4.500%,  2/1/2045 1,310,025
Calpine Corporation
1,680,000 4.500%,  2/15/2028
i
1,628,340
CenterPoint Energy, Inc.
605,000 3.850%,  2/1/2024 613,720
1,400,000 2.500%,  9/1/2024 1,374,576
900,000 4.250%,  11/1/2028 923,116
CMS Energy Corporation
1,140,000 2.950%,  2/15/2027 1,123,977
Commonwealth Edison Company
1,300,000 3.700%,  3/1/2045 1,366,973
Consolidated Edison Company of
New York, Inc.
2,650,000 4.125%,  5/15/2049 2,869,340
Consolidated Edison, Inc.
579,000 4.500%,  12/1/2045 641,295
Consumers Energy Company
1,200,000 4.350%,  4/15/2049 1,443,124
DTE Electric Company
965,000 3.700%,  3/15/2045 1,020,207
1,225,000 3.700%,  6/1/2046 1,298,278
Duke Energy Carolinas, LLC
2,540,000 3.700%,  12/1/2047 2,794,355
Duke Energy Corporation
1,520,000 3.750%,  9/1/2046 1,457,096
Duke Energy Florida, LLC
1,030,000 3.200%,  1/15/2027 1,070,158
Principal
Amount Long-Term Fixed Income (32.8%) Value
Utilities (0.8%) - continued
Duke Energy Indiana, LLC
$ 1,550,000 3.750%,  5/15/2046 $ 1,684,233
Edison International
520,000 2.950%,  3/15/2023 503,073
2,925,000 5.750%,  6/15/2027 3,040,427
Energy Transfer Operating, LP
1,630,000 5.200%,  2/1/2022 1,533,885
Exelon Corporation
1,525,000 4.700%,  4/15/2050 1,592,935
1,158,000 4.450%,  4/15/2046 1,172,049
FirstEnergy Corporation
460,000 2.850%,  7/15/2022 448,568
1,395,000 4.850%,  7/15/2047 1,559,991
ITC Holdings Corporation
294,000 4.050%,  7/1/2023 301,057
760,000 5.300%,  7/1/2043 791,205
Mississippi Power Company
1,040,000 3.950%,  3/30/2028 1,071,395
Monongahela Power Company
990,000 5.400%,  12/15/2043
i
1,105,575
National Rural Utilities Cooperative
Finance Corporation
550,000 3.900%,  11/1/2028 536,257
1,050,000 3.700%,  3/15/2029 1,184,245
NextEra Energy Operating Partners,
LP
1,740,000 3.875%,  10/15/2026
i
1,653,000
NiSource Finance Corporation
748,000 3.490%,  5/15/2027 756,813
2,200,000 5.650%,  2/1/2045 2,528,863
Oncor Electric Delivery Company, LLC
2,992,000 3.750%,  4/1/2045 3,176,772
Pacific Gas and Electric Company
900,000 3.300%,  12/1/2027
o,p
859,500
900,000 3.950%,  12/1/2047
o,p
812,250
PPL Capital Funding, Inc.
552,000 3.400%,  6/1/2023 566,860
1,400,000 5.000%,  3/15/2044 1,496,300
PPL Electric Utilities Corporation
1,122,000 3.950%,  6/1/2047 1,191,724
Public Service Electric & Gas
Company
1,900,000 3.000%,  5/15/2027 1,942,393
San Diego Gas and Electric Company
1,540,000 4.150%,  5/15/2048 1,658,530
South Carolina Electric & Gas
Company
1,850,000 5.100%,  6/1/2065 2,315,321
Southern California Edison Company
1,500,000 4.000%,  4/1/2047 1,561,331
Southern Company
1,843,000 3.250%,  7/1/2026 1,858,788
Southern Company Gas Capital
Corporation
1,870,000 4.400%,  5/30/2047 1,853,389
Southwestern Electric Power
Company
620,000 3.900%,  4/1/2045 553,122
TerraForm Power Operating, LLC
1,570,000 5.000%,  1/31/2028
i
1,645,046
Virginia Electric and Power Company
850,000 4.600%,  12/1/2048 966,095

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (32.8%) Value
Utilities (0.8%) - continued
Vistra Operations Company, LLC
$ 170,000 5.000%,  7/31/2027
i
$ 172,550
Total 69,149,292
Total Long-Term Fixed Income
(cost $2,837,296,973) 2,929,377,248
Shares Common Stock ( 25.5% ) Value
Communications Services (1.7%)
181,369 Activision Blizzard, Inc.
h
10,787,828
44,990 Alphabet, Inc., Class A
h
52,276,130
6,467 Alphabet, Inc., Class C
h
7,519,892
169,812 AMC Entertainment Holdings, Inc.
g
536,606
7,236 AMC Networks, Inc.
h
175,907
45,449 AT&T, Inc. 1,324,838
140,972 Auto Trader Group plc
i
761,782
6,829 Boingo Wireless, Inc.
h
72,456
9,264 Carsales.com, Ltd. 66,566
49,456 CenturyLink, Inc. 467,854
20,841 Cinemark Holdings, Inc. 212,370
179,953 Comcast Corporation 6,186,784
26,800 Consolidated Communications
Holdings, Inc. 121,940
9,840 Discovery, Inc., Class A
g,h
191,290
56,241 DISH Network Corporation
h
1,124,258
25,034 EchoStar Corporation
h
800,337
138,147 Facebook, Inc.
h
23,042,920
116,204 Gannett Company, Inc.
g
171,982
10,038 Hemisphere Media Group, Inc.
h
85,725
71,000 HKT Trust and HKT, Ltd. 96,563
58,415 Interpublic Group of Companies, Inc. 945,739
2,525 Ipsos SA 52,392
50,214 Lions Gate Entertainment
Corporation, Class A
g,h
305,301
41,871 Lions Gate Entertainment
Corporation, Class B
h
233,640
195,639 Live Nation Entertainment, Inc.
g,h
8,893,749
71,215 Mediaset Espana Comunicacion SA 260,035
62,161 Meredith Corporation
g
759,607
12,818 News Corporation, Class B 115,234
8,453 Orange SA 102,344
165,031 ORBCOMM, Inc.
h
402,676
106,960 QuinStreet, Inc.
h
861,028
6,088 Rightmove plc 36,716
17,666 RingCentral, Inc.
h
3,743,602
1,752 Roku, Inc.
h
153,265
12,050 Scholastic Corporation 307,154
32,339 Seven West Media, Ltd.
h
1,573
5,770 Sinclair Broadcast Group, Inc. 92,782
24,100 SoftBank Corporation 307,002
3,500 SoftBank Group Corporation 123,908
37,719 Take-Two Interactive Software, Inc.
h
4,473,851
71,594 Tegna, Inc. 777,511
457,342 Telecom Italia SPA 185,120
43,912 Telefonica SA 199,848
7,271 Telephone & Data Systems, Inc. 121,862
25,400 TV Asahi Holdings Corporation 384,959
56,032 Twitter, Inc.
h
1,376,146
197,352 Uber Technologies, Inc.
h
5,510,068
184,557 Verizon Communications, Inc. 9,916,248
37,829 ViacomCBS, Inc. 529,984
31,135 Vodafone Group plc 43,073
34,943 Walt Disney Company 3,375,494
5,688 Wolters Kluwer NV 402,620
Shares Common Stock (25.5%) Value
Communications Services (1.7%) - continued
42,696 Zillow Group, Inc.
h
$ 1,450,383
Total 152,468,942
Consumer Discretionary (3.1%)
27,637 Abercrombie & Fitch Company 251,220
23,099 Adient plc
h
209,508
81,514 Alibaba Group Holding, Ltd. ADR
h
15,852,843
45,939 Amazon.com, Inc.
h
89,568,187
13,848 American Axle & Manufacturing
Holdings, Inc.
h
49,991
47,397 American Eagle Outfitters, Inc. 376,806
2,302 American Public Education, Inc.
h
55,087
3,200 AOKI Holdings, Inc. 21,430
6,300 Aoyama Trading Company, Ltd. 53,898
38,532 Aptiv plc 1,897,316
53,873 At Home Group, Inc.
g,h
108,823
3,600 Autobacs Seven Company, Ltd. 41,438
1,789 AutoZone, Inc.
h
1,513,494
14,194 Beazer Homes USA, Inc.
h
91,409
118,931 Bed Bath & Beyond, Inc.
g
500,700
5,060 Berkeley Group Holdings plc 225,845
19,358 Big Lots, Inc.
g
275,271
2,016 Booking Holdings, Inc.
h
2,712,165
3,669 Boyd Gaming Corporation 52,907
2,000 Bridgestone Corporation 61,221
65,461 Bright Horizons Family Solutions,
Inc.
h
6,677,022
38,964 Burlington Stores, Inc.
h
6,174,235
17,713 Caleres, Inc. 92,108
7,840 Carnival Corporation
g
103,253
10,556 Century Casinos, Inc.
h
25,440
126,492 Chico's FAS, Inc. 163,175
19,513 Chipotle Mexican Grill, Inc.
h
12,769,307
4,100 Chiyoda Company, Ltd. 44,116
3,676 Churchill Downs, Inc. 378,444
56,400 Citizen Watch Company, Ltd. 198,992
171,808 Cooper-Standard Holdings, Inc.
h
1,764,468
72,816 Crocs, Inc.
h
1,237,144
39,054 Culp, Inc. 287,437
44,575 D.R. Horton, Inc. 1,515,550
15,223 Dana, Inc. 118,892
27,500 Denso Corporation 878,748
85,154 Designer Brands, Inc. 424,067
12,794 Domino's Pizza, Inc. 4,146,152
91,639 Duluth Holdings, Inc.
g,h
367,472
23,012 Eldorado Resorts, Inc.
h
331,373
53,485 Emerald Holding, Inc 138,526
26,817 Ethan Allen Interiors, Inc. 274,070
82,475 Etsy, Inc.
h
3,170,339
1,700 Exedy Corporation 25,020
46,931 Express, Inc.
h
69,927
15,306 Extended Stay America, Inc. 111,887
76,368 Five Below, Inc.
h
5,374,780
33,774 Foot Locker, Inc. 744,717
84,580 Fossil, Inc.
g,h
278,268
70,000 Galaxy Entertainment Group, Ltd. 368,677
94,864 GameStop Corporation
g,h
332,024
28,142 Garrett Motion, Inc.
h
80,486
35,490 Genuine Parts Company 2,389,542
33,726 Goodyear Tire & Rubber Company 196,285
18,132 Grand Canyon Education, Inc.
h
1,383,200
1,472 Group 1 Automotive, Inc. 65,151
8,352 GrubHub, Inc.
h
340,177
24,193 Hertz Global Holdings, Inc.
h
149,513
125,305 Home Depot, Inc. 23,395,697
4,911 Hooker Furniture Corporation 76,661

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (25.5%) Value
Consumer Discretionary (3.1%) - continued
5,115 Industria de Diseno Textil SA $ 132,548
48,071 Knoll, Inc. 496,093
53,502 L Brands, Inc. 618,483
30,024 Lear Corporation 2,439,450
67,199 Lowe's Companies, Inc. 5,782,474
12,048 Lululemon Athletica, Inc.
h
2,283,698
5,364 Lumber Liquidators Holdings, Inc.
h
25,157
95,340 Macy's, Inc.
g
468,119
3,050 Madison Square Garden Company
h
644,800
22,752 Marcus Corporation 280,305
3,828 Marriott Vacations Worldwide
Corporation 212,760
121,646 Mattel, Inc.
h
1,071,701
19,042 McDonald's Corporation 3,148,595
95,225 Michaels Companies, Inc.
h
154,265
15,798 Modine Manufacturing Company
h
51,344
9,414 Mohawk Industries, Inc.
h
717,723
52,273 Moneysupermarket.com Group plc 194,250
60,168 Movado Group, Inc. 711,186
4,886 Netflix, Inc.
h
1,834,693
4,969 Newell Brands, Inc. 65,988
19,000 NHK Spring Company, Ltd. 123,936
151,229 NIKE, Inc. 12,512,687
8,600 Nissan Motor Company, Ltd. 28,773
4,612 Norwegian Cruise Line Holdings,
Ltd.
h
50,548
1,900 NVR, Inc.
h
4,881,309
158,592 Office Depot, Inc. 260,091
75,525 Ollie's Bargain Outlet Holdings, Inc.
g,h
3,499,829
3,700 Onward Holdings Company, Ltd. 16,262
18,367 Oxford Industries, Inc. 665,987
24,760 Park Hotels & Resorts, Inc. 195,852
3,300 Park24 Company, Ltd. 48,647
88,286 Party City Holdco, Inc.
h
40,461
73,534 Penn National Gaming, Inc.
h
930,205
143,150 Planet Fitness, Inc.
h
6,971,405
339,404 Playa Hotels and Resorts NV
h
593,957
2,800 PLENUS Company, Ltd. 47,881
1,817 PVH Corporation 68,392
123,309 Qurate Retail, Inc.
h
752,801
88,753 Red Rock Resorts, Inc. 758,838
32,767 Redrow plc 145,252
17,621 RH
h
1,770,382
4,600 Rinnai Corporation 324,256
16,997 Ruth's Hospitality Group, Inc. 113,540
17,131 Sally Beauty Holdings, Inc.
h
138,418
7,700 Sangetsu Company, Ltd. 113,969
3,700 SHIMAMURA Company, Ltd. 223,605
26,494 Signet Jewelers, Ltd. 170,886
32,822 Six Flags Entertainment Corporation 411,588
35,075 Skyline Corporation
h
549,976
44,310 Sony Corporation ADR 2,622,266
41,786 Standard Motor Products, Inc. 1,737,044
84,800 Sumitomo Electric Industries, Ltd. 885,989
1,700 Sumitomo Forestry Company, Ltd. 21,705
45,600 Sumitomo Rubber Industries, Ltd. 428,312
3,519 Super Retail Group, Ltd. 10,065
65,297 Tailored Brands, Inc.
g
113,617
1,500 Takara Standard Company, Ltd. 22,928
3,915 Tapestry, Inc. 50,699
40,866 Taylor Morrison Home Corporation
h
449,526
123,141 Taylor Wimpey plc 177,195
38,820 Tenneco, Inc.
h
139,752
83,249 Texas Roadhouse, Inc. 3,438,184
9,045 Thor Industries, Inc.
g
381,518
51,251 TJX Companies, Inc. 2,450,310
Shares Common Stock (25.5%) Value
Consumer Discretionary (3.1%) - continued
5,271 Toll Brothers, Inc. $ 101,467
8,400 Toyoda Gosei Company, Ltd. 142,958
47,545 Tupperware Brands Corporation 77,023
16,908 Ulta Beauty, Inc.
h
2,970,736
1,500 United Arrows, Ltd. 22,558
8,248 Urban Outfitters, Inc.
h
117,452
24,968 Vail Resorts, Inc. 3,688,023
1,330 Williams-Sonoma, Inc. 56,552
41,371 Wingstop, Inc. 3,297,269
49,784 Workhorse Group, Inc.
g,h
90,109
8,853 Wynn Resorts, Ltd. 532,862
43,506 Zumiez, Inc.
h
753,524
Total 273,104,909
Consumer Staples (0.8%)
4,152 Andersons, Inc. 77,850
7,208 Anheuser-Busch InBev NV 318,377
4,600 Arcs Company, Ltd. 82,640
26,492 B&G Foods, Inc. 479,240
1,290 Beyond Meat, Inc.
g,h
85,914
25,046 BJ's Wholesale Club Holdings, Inc.
h
637,922
5,730 Carlsberg AS 645,082
44,688 Casey's General Stores, Inc. 5,920,713
6,534 Central Garden & Pet Company
h
179,685
124,145 Coca-Cola Company 5,493,416
58,510 Colgate-Palmolive Company 3,882,724
9,159 Costco Wholesale Corporation 2,611,506
183,065 Cott Corporation 1,658,569
10,228 Edgewell Personal Care Company
h
246,290
5,142 Energizer Holdings, Inc. 155,546
6,051 ForFarmers BV 37,639
1,414 Glanbia plc 15,392
178,949 Hain Celestial Group, Inc.
h
4,647,306
20,733 John B. Sanfilippo & Son, Inc. 1,853,530
3,700 Kewpie Corporation 74,055
14,065 Kimberly-Clark Corporation 1,798,492
21 Lindt & Spruengli AG 176,263
777 L'Oreal SA 201,096
1,500 Ministop Company, Ltd. 20,235
39,067 Monster Beverage Corporation
h
2,197,909
16,101 Nestle SA 1,648,224
35,477 PepsiCo, Inc. 4,260,788
145,374 Philip Morris International, Inc. 10,606,487
51,254 Procter & Gamble Company 5,637,940
1,503 Reckitt Benckiser Group plc 114,492
11,030 Seneca Foods Corporation
h
438,773
70,019 Simply Good Foods Company
h
1,348,566
8,258 Sprouts Farmers Markets, Inc.
h
153,516
8,100 Sugi Holdings Company, Ltd. 433,750
20,900 Sundrug Company, Ltd. 669,724
9,453 TreeHouse Foods, Inc.
h
417,350
160,012 Turning Point Brands, Inc. 3,377,853
7,174 Unilever NV 352,612
44,706 United Natural Foods, Inc.
g,h
410,401
32,290 Vector Group, Ltd. 304,172
77,211 Wal-Mart Stores, Inc. 8,772,714
Total 72,444,753
Energy (0.4%)
103,503 Abraxas Petroleum Corporation
h
12,524
174,679 Antero Midstream Corporation
g
366,826
7,158 Apache Corporation 29,920
342,438 Archrock, Inc. 1,287,567
111,379 BP plc ADR 2,716,534
290,213 Callon Petroleum Company
h
159,008

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (25.5%) Value
Energy (0.4%) - continued
100,615 Centennial Resource Development,
Inc.
h
$ 26,462
44,653 Chevron Corporation 3,235,556
127,773 Cimarex Energy Company 2,150,420
30,869 Concho Resources, Inc. 1,322,737
30,200 ConocoPhillips 930,160
81,744 Continental Resources, Inc.
g
624,524
52,332 Contura Energy, Inc.
h
122,980
61,339 Core Laboratories NV
g
634,245
62,513 Devon Energy Corporation 431,965
91,888 Diamond Offshore Drilling, Inc.
g,h
168,155
40,391 Diamondback Energy, Inc. 1,058,244
19,161 Eni SPA 190,412
194,404 EnLink Midstream, LLC 213,844
77,749 Enterprise Products Partners, LP 1,111,811
29,021 EOG Resources, Inc. 1,042,434
84,153 EQT Corporation 594,962
55,337 Equitrans Midstream Corporation 278,345
157,172 Euronav NV 1,772,900
8,914 Evolution Petroleum Corporation 23,265
60,457 Exterran Corporation
h
290,194
49,414 Exxon Mobil Corporation 1,876,250
86,909 Frank's International NV
h
225,094
658 Gaztransport Et Technigaz SA 47,375
68,722 Gran Tierra Energy, Inc.
h
17,229
160,300 Halliburton Company 1,098,055
59,694 Helmerich & Payne, Inc. 934,211
180,100 JXTG Holdings, Inc. 613,670
50,662 Liberty Oilfield Services, Inc. 136,281
364,367 Marathon Oil Corporation 1,198,767
67,393 Marathon Petroleum Corporation 1,591,823
361,189 Nabors Industries, Ltd. 140,900
87,219 NexTier Oilfield Solutions, Inc.
h
102,046
178,760 Nine Energy Service, Inc.
h
144,492
63,698 Oceaneering International, Inc.
h
187,272
7,443 Oil States International, Inc.
h
15,109
1,383 OMV AG 37,848
13,485 ONEOK, Inc. 294,108
77,809 Pacific Drilling SA
g,h
33,458
190,346 Patterson-UTI Energy, Inc. 447,313
14,251 PDC Energy, Inc.
h
88,499
47,794 Peabody Energy Corporation 138,603
4,807 Penn Virginia Corporation
h
14,854
30,060 Pioneer Natural Resources Company 2,108,709
54,529 Plains GP Holdings, LP 305,908
27,710 ProPetro Holding Corporation
h
69,275
540,933 QEP Resources, Inc. 180,942
33,962 Royal Dutch Shell plc, Class A 590,044
54,641 Royal Dutch Shell plc, Class B 916,549
30,437 RPC, Inc.
g
62,700
29,788 Schlumberger, Ltd. 401,840
51,611 SEACOR Holdings, Inc.
h
1,391,433
373,654 Southwestern Energy Company
h
631,475
98,904 Talos Energy, Inc.
h
568,698
34,740 Targa Resources Corporation 240,053
4,424 Total SA 166,691
5,375 TransCanada Energy Corporation 238,902
294,814 Transocean, Ltd.
g,h
341,984
146,501 WPX Energy, Inc.
h
446,828
Total 38,841,282
Financials (3.2%)
1,766 1st Source Corporation 57,271
30,743 AB Industrivarden 588,652
61,483 Aflac, Inc. 2,105,178
58,456 AG Mortgage Investment Trust, Inc. 160,169
Shares Common Stock (25.5%) Value
Financials (3.2%) - continued
21,200 AIA Group, Ltd. $ 189,838
40,887 Air Lease Corporation 905,238
5,241 Alleghany Corporation 2,894,866
8,017 Allianz SE 1,365,276
101,875 Ally Financial, Inc. 1,470,056
10,538 American Equity Investment Life
Holding Company 198,114
63,898 American Express Company 5,470,308
135,658 American Financial Group, Inc. 9,506,913
46,018 American International Group, Inc. 1,115,936
15,333 Ameriprise Financial, Inc. 1,571,326
50,621 Ameris Bancorp 1,202,755
8,287 Aon plc 1,367,686
10,713 Argo Group International Holdings,
Ltd. 397,024
4,625 ARMOUR Residential REIT, Inc. 40,746
37,268 Arthur J. Gallagher & Company 3,037,715
18,619 Artisan Partners Asset Management,
Inc. 400,122
66,921 Associated Banc-Corp 855,920
187,785 Assured Guaranty, Ltd. 4,842,975
6,395 Baloise Holding AG 833,728
81,109 Bank Leumi Le-Israel BM 447,232
695,052 Bank of America Corporation 14,755,954
6,272 Bank of Marin Bancorp 188,160
10,732 Bank of Montreal 541,900
42,324 Bank of N.T. Butterfield & Son, Ltd. 720,778
24,617 Bank of New York Mellon Corporation 829,101
39,365 BankFinancial Corporation 346,806
16,845 BankUnited, Inc. 315,001
44,572 Banner Corporation 1,472,659
27,145 Berkshire Hathaway, Inc.
h
4,962,920
8,646 BlackRock, Inc. 3,803,981
9,398 BOK Financial Corporation 399,979
178,178 Boston Private Financial Holdings,
Inc. 1,273,973
88,872 Bridgewater Bancshares, Inc.
h
866,502
19,338 Brighthouse Financial, Inc.
h
467,399
245,119 BrightSphere Investment Group 1,566,310
15,559 Brown & Brown, Inc. 563,547
14,729 Byline Bancorp, Inc. 152,740
9,523 Cadence Bancorporation 62,376
51,290 Capital One Financial Corporation 2,586,042
30,833 Cboe Global Markets, Inc. 2,751,845
275,979 Charles Schwab Corporation 9,278,414
18,336 Chubb, Ltd. 2,047,948
66,713 CI Financial Corporation 662,247
14,558 Cincinnati Financial Corporation 1,098,401
41,932 CIT Group, Inc. 723,746
156,826 Citigroup, Inc. 6,605,511
75,201 Citizens Financial Group, Inc. 1,414,531
5,990 CME Group, Inc. 1,035,731
3,351 CNP Assurances 32,446
11,110 Cohen & Steers, Inc. 504,950
165,261 Comerica, Inc. 4,848,758
11,865 Commonwealth Bank of Australia 447,667
4,055 Community Bank System, Inc. 238,434
50,520 Community Trust Bancorp, Inc. 1,606,031
74,855 Cullen/Frost Bankers, Inc. 4,176,160
48,100 DBS Group Holdings, Ltd. 627,616
2,354 Deutsche Boerse AG 323,402
23,444 Deutsche Pfandbriefbank AG
i
176,982
1,447 Diamond Hill Investment Group, Inc. 130,577
26,903 Discover Financial Services 959,630
47,929 DnB ASA 533,974
18,072 Ellington Residential Mortgage REIT 95,782

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (25.5%) Value
Financials (3.2%) - continued
7,465 Enstar Group, Ltd.
h
$ 1,187,308
18,971 Enterprise Financial Services
Corporation 529,481
41,923 Essent Group, Ltd. 1,104,252
11,545 Euronext NV
i
850,096
471,646 Everi Holdings, Inc.
h
1,556,432
12,864 FBL Financial Group, Inc. 600,363
4,878 Federal Agricultural Mortgage
Corporation 271,363
37,237 Fifth Third Bancorp 552,969
39,061 Financial Institutions, Inc. 708,567
26,878 First American Financial Corporation 1,139,896
2,564 First Bancshares, Inc. 48,895
79,709 First Busey Corporation 1,363,821
6,918 First Citizens BancShares, Inc. 2,302,795
72,250 First Defiance Financial Corporation 1,064,965
29,625 First Financial Corporation 998,955
108,107 First Interstate BancSystem, Inc. 3,117,806
2,119 First Mid-Illinois Bancshares, Inc. 50,305
51,504 First Midwest Bancorp, Inc. 681,655
6,304 First of Long Island Corporation 109,374
30,306 First Republic Bank 2,493,578
125,536 FlexiGroup, Ltd. 58,023
8,045 Goldman Sachs Group, Inc. 1,243,677
58,293 Great Southern Bancorp, Inc. 2,355,037
45,430 Great Western Bancorp, Inc. 930,406
54,468 Hamilton Lane, Inc. 3,012,625
23,393 Hancock Whitney Corporation 456,631
2,813 Hanmi Financial Corporation 30,521
41,523 Hanover Insurance Group, Inc. 3,761,153
82,304 Hartford Financial Services Group,
Inc. 2,900,393
46,591 Heartland Financial USA, Inc. 1,407,048
178,743 Heritage Commerce Corporation 1,370,959
2,807 Heritage Financial Corporation 56,140
49,579 Hometrust Bancshares, Inc. 789,298
69,592 Horizon Bancorp, Inc. 686,177
25,733 Houlihan Lokey, Inc. 1,341,204
35,728 HSBC Holdings plc 200,568
61,948 Independent Bank Corporation 797,271
83,334 Interactive Brokers Group, Inc. 3,597,529
22,413 Intercontinental Exchange, Inc. 1,809,850
21,181 International Bancshares
Corporation 569,345
189,785 Israel Discount Bank, Ltd. 553,388
62,197 J.P. Morgan Chase & Company 5,599,596
4,711 Janus Henderson Group plc 72,173
30,695 Kemper Corporation 2,282,787
255,055 KeyCorp 2,644,920
1,538 L E Lundbergforetagen AB 62,347
25,626 Lakeland Bancorp, Inc. 277,017
12,174 Laurentian Bank of Canada
g
264,363
13,722 Loews Corporation 477,937
26,287 M&T Bank Corporation 2,718,864
48,781 Manulife Financial Corporation 612,492
2,616 Markel Corporation
h
2,427,360
8,582 Marsh & McLennan Companies, Inc. 742,000
8,794 Mercantile Bank Corporation 186,169
76,668 Meridian Bancorp, Inc. 860,215
53,502 MetLife, Inc. 1,635,556
81,758 MidWestOne Financial Group, Inc. 1,712,013
4,148 Mizrahi Tefahot Bank, Ltd. 76,347
79,459 Morgan Stanley 2,701,606
1,447 Morningstar, Inc. 168,214
21,510 Mr. Cooper Group, Inc.
h
157,668
14,024 MSCI, Inc. 4,052,375
Shares Common Stock (25.5%) Value
Financials (3.2%) - continued
4,001 National Bank of Canada $ 154,633
919 National Western Life Group, Inc. 158,068
29,313 Natixis 93,340
2,964 NBT Bancorp, Inc. 96,004
39,242 Northern Trust Corporation 2,961,201
12,452 Northwest Bancshares, Inc. 144,070
5,977 OFG Bancorp 66,823
12,562 Old Republic International
Corporation 191,571
34,704 Old Second Bancorp, Inc. 239,805
3,071 Onex Corporation 112,405
10,593 PacWest Bancorp 189,827
3,698 Paragon Banking Group plc 15,125
3,186 Pargesa Holding SA 210,350
848 Park National Corporation 65,839
10,003 PCSB Financial Corporation 139,942
2,364 Peapack-Gladstone Financial
Corporation 42,434
11,255 Peoples Bancorp, Inc. 249,298
16,890 PNC Financial Services Group, Inc. 1,616,711
181,191 Popular, Inc. 6,341,685
12,693 Power Corporation of Canada 204,199
16,245 Primerica, Inc. 1,437,358
109,963 Prosight Global, Inc.
h
1,072,139
4,352 Provident Financial Services, Inc. 55,967
13,270 Prudential Financial, Inc. 691,898
40,997 QCR Holdings, Inc. 1,109,789
80,662 Radian Group, Inc. 1,044,573
106,847 Raymond James Financial, Inc. 6,752,730
5,971 Ready Capital Corporation 43,111
40,899 Reinsurance Group of America, Inc. 3,441,242
22,812 Renasant Corporation 498,214
6,835 Royal Bank of Canada 423,369
52,661 S&P Global, Inc. 12,904,578
5,033 Safety Insurance Group, Inc. 424,936
20,723 Sandy Spring Bancorp, Inc. 469,169
38,887 Santander Consumer USA Holdings,
Inc.
g
540,918
121,584 Seacoast Banking Corporation of
Florida
h
2,226,203
84,829 SEI Investments Company 3,930,976
2,310 Selective Insurance Group, Inc. 114,807
4,200 Senshu Ikeda Holdings, Inc. 6,332
9,400 Singapore Exchange, Ltd. 60,540
33,698 SLM Corporation 242,289
50,694 Spirit of Texas Bancshares, Inc.
h
524,176
3,425 Starwood Property Trust, Inc. 35,106
45,038 State Auto Financial Corporation 1,251,606
24,554 Sun Life Financial, Inc. 789,853
37,186 SVB Financial Group
h
5,618,061
2,618 Swiss Life Holding AG 878,722
220,175 Synovus Financial Corporation 3,866,273
36,890 T. Rowe Price Group, Inc. 3,602,309
2,552 TCF Financial Corporation 57,828
15,069 Territorial Bancorp, Inc. 369,944
26,332 TMX Group, Ltd. 1,960,352
1,535 Topdanmark AS 61,594
42,920 Toronto-Dominion Bank 1,824,702
31,972 TPG RE Finance Trust, Inc. 175,526
31,512 TriCo Bancshares 939,688
35,881 Triumph Bancorp, Inc.
h
932,906
117,098 TrustCo Bank Corporation 633,500
78,122 U.S. Bancorp 2,691,303
2,480 UMB Financial Corporation 115,022
21,717 Umpqua Holdings Corporation 236,715
4,567 Univest Financial Corporation 74,533

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (25.5%) Value
Financials (3.2%) - continued
361 Virtus Investment Partners, Inc. $ 27,476
22,682 Washington Trust Bancorp, Inc. 829,254
101,074 Webster Financial Corporation 2,314,595
24,428 Wells Fargo & Company 701,084
16,697 WesBanco, Inc. 395,719
2,161 Westamerica Bancorporation 127,024
59,858 Western Alliance Bancorp 1,832,253
2,210 Westwood Holdings Group, Inc. 40,465
104,847 Wintrust Financial Corporation 3,445,272
216,541 Zions Bancorporations NA 5,794,637
Total 288,546,059
Health Care (3.9%)
48,159 Abbott Laboratories 3,800,227
9,629 AbbVie, Inc. 733,634
4,013 Acceleron Pharma, Inc.
h
360,648
62,159 ADMA Biologics, Inc.
h
179,018
29,733 Aduro Biotech, Inc.
h
81,468
38,807 Aerie Pharmaceuticals, Inc.
g,h
523,894
26,612 Agenus, Inc.
h
65,199
34,805 Agile Therapeutics, Inc.
h
64,737
43,299 Agilent Technologies, Inc. 3,101,074
62,727 Agios Pharmaceuticals, Inc.
h
2,225,554
17,962 Akebia Therapeutics, Inc.
h
136,152
19,704 Alexion Pharmaceuticals, Inc.
h
1,769,222
9,212 Align Technology, Inc.
h
1,602,427
30,743 Alkermes plc
h
443,314
11,449 AmerisourceBergen Corporation 1,013,236
23,391 Amgen, Inc. 4,742,057
32,421 AnaptysBio, Inc.
h
458,109
24,672 Anavex Life Sciences Corporation
g,h
77,717
14,364 Arena Pharmaceuticals, Inc.
h
603,288
5,023 Argenx SE ADR
h
661,680
7,959 Assembly Biosciences, Inc.
h
118,032
17,008 Atara Biotherapeutics, Inc.
h
144,738
7,076 Athenex, Inc.
h
54,768
777 Atrion Corporation 505,050
4,578 AVROBIO, Inc.
h
71,234
105,733 Axonics Modulation Technologies,
Inc.
g,h
2,686,676
3,842 Axsome Therapeutics, Inc.
h
226,025
64,564 Bausch Health Companies, Inc.
h
1,000,742
6,044 Becton, Dickinson and Company 1,388,730
10,730 Biogen, Inc.
h
3,394,757
21,854 Biohaven Pharmaceutical Holding
Company, Ltd.
h
743,692
23,079 BioMarin Pharmaceutical, Inc.
h
1,950,175
9,255 Bio-Rad Laboratories, Inc.
h
3,244,433
44,042 Bio-Techne Corporation 8,351,244
13,355 Bluebird Bio, Inc.
h
613,796
2,616 Blueprint Medicines Corporation
h
152,984
6,279 Bruker Corporation 225,165
184,178 Catalent, Inc.
h
9,568,047
9,567 CEL-SCI Corporation
h
110,403
67,940 Centene Corporation
h
4,036,315
20,956 Charles River Laboratories
International, Inc.
h
2,644,857
7,616 Chemed Corporation 3,299,251
17,282 Cigna Holding Company 3,062,025
19,952 Clovis Oncology, Inc.
g,h
126,895
32,458 Community Health Systems, Inc.
h
108,410
57,341 CryoLife, Inc.
h
970,210
8,398 CSL, Ltd. 1,522,321
83,364 CVS Health Corporation 4,945,986
15,757 CytomX Therapeutics, Inc.
h
120,856
10,433 Danaher Corporation 1,444,032
Shares Common Stock (25.5%) Value
Health Care (3.9%) - continued
4,261 Deciphera Pharmaceuticals, Inc.
h
$ 175,425
25,749 Dexcom, Inc.
h
6,933,433
45,443 Dynavax Technologies Corporation
g,h
160,414
62,515 Edwards Lifesciences Corporation
h
11,791,579
9,514 Encompass Health Corporation 609,181
52,760 Endo International plc
h
195,212
41,197 Gilead Sciences, Inc. 3,079,888
88,835 GlaxoSmithKline plc 1,666,911
4,489 Global Blood Therapeutics, Inc.
h
229,343
10,211 Grifols SA 341,634
101,554 Guardant Health, Inc.
h
7,068,158
118,421 Halozyme Therapeutics, Inc.
h
2,130,394
23,226 HCA Healthcare, Inc. 2,086,856
7,483 HealthStream, Inc.
h
179,218
38,314 Hill-Rom Holdings, Inc. 3,854,388
27,340 Humana, Inc. 8,585,307
76,703 iBio, Inc.
h
81,305
79,333 ImmunoGen, Inc.
h
270,526
30,383 Immunomedics, Inc.
h
409,563
11,538 Insmed, Inc.
h
184,954
46,772 Inspire Medical Systems, Inc.
h
2,819,416
16,769 Insulet Corporation
h
2,778,288
4,632 Intra-Cellular Therapies, Inc.
h
71,194
33,795 Intuitive Surgical, Inc.
h
16,735,622
10,472 Invitae Corporation
h
143,152
15,876 Iovance Biotherapeutics, Inc.
h
475,248
21,135 IQVIA Holding, Inc.
h
2,279,621
13,325 Jazz Pharmaceuticals, Inc.
h
1,329,036
110,812 Johnson & Johnson 14,530,778
35,937 Kadmon Holdings, Inc.
h
150,576
2,000 KYORIN Holdings, Inc. 40,841
7,507 Laboratory Corporation of America
Holdings
h
948,810
77,328 LHC Group, Inc.
h
10,841,386
13,432 Ligand Pharmaceuticals, Inc.
g,h
976,775
652 LNA Sante 27,235
16,906 MacroGenics, Inc.
h
98,393
110,966 Medtronic plc 10,006,914
106,085 Merck & Company, Inc. 8,162,180
10,438 Mersana Therapeutics, Inc.
h
60,854
5,980 Mesa Laboratories, Inc.
g
1,352,018
1,647 Mirati Therapeutics, Inc.
h
126,605
11,442 Molina Healthcare, Inc.
h
1,598,562
4,386 Momenta Pharmaceuticals, Inc.
h
119,299
18,355 Myovant Sciences, Ltd.
h
138,580
9,893 Myriad Genetics, Inc.
h
141,569
80,896 Natera, Inc.
h
2,415,555
33,624 National Healthcare Corporation 2,411,850
18,852 Nektar Therapeutics
h
336,508
26,239 Neurocrine Biosciences, Inc.
h
2,270,985
18,326 Nevro Corporation
h
1,832,233
31,250 Novartis AG 2,578,089
30,684 Novo Nordisk AS 1,832,329
199,766 Optinose, Inc.
h
896,949
13,060 Orthifix Medical, Inc.
h
365,811
8,338 PerkinElmer, Inc. 627,685
133,171 Pfizer, Inc. 4,346,701
13,016 Portola Pharmaceuticals, Inc.
h
92,804
22,219 PRA Health Sciences, Inc.
h
1,845,066
14,958 Precision BioSciences, Inc.
h
90,197
4,366 Prothena Corporation plc
h
46,716
13,070 Puma Biotechnology, Inc.
h
110,311
4,952 Quest Diagnostics, Inc. 397,646
4,657 Reata Pharmaceuticals, Inc.
h
672,191
11,771 Recordati SPA 495,944
24,816 Repligen Corporation
h
2,395,737

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (25.5%) Value
Health Care (3.9%) - continued
21,424 ResMed, Inc. $ 3,155,541
31,874 Rite Aid Corporation
h
478,110
8,281 Roche Holding AG 2,664,346
12,489 Sage Therapeutics, Inc.
h
358,684
11,503 Sarepta Therapeutics, Inc.
h
1,125,223
100 Siegfried Holding AG 40,244
56,932 Silk Road Medical, Inc.
h
1,792,219
2,429 Sonova Holding AG 433,126
61,286 Spectrum Pharmaceuticals, Inc.
h
142,796
20,502 Stryker Corporation 3,413,378
1,918 Surmodics, Inc.
h
63,908
46,350 Syneos Health, Inc.
h
1,827,117
66,997 Tactile Systems Technology, Inc.
h
2,690,600
6,400 Takeda Pharmaceutical Company,
Ltd. 194,868
1,943 Teladoc Health, Inc.
h
301,184
23,493 Teleflex, Inc. 6,880,160
22,991 Tenet Healthcare Corporation
h
331,070
58,504 Thermo Fisher Scientific, Inc. 16,591,734
15,917 Tilray, Inc.
g,h
109,509
900 Tsumura & Company 22,950
6,170 U.S. Physical Therapy, Inc. 425,730
13,581 United Therapeutics Corporation
h
1,287,818
26,772 UnitedHealth Group, Inc. 6,676,401
15,110 Universal Health Services, Inc. 1,497,099
8,254 Varian Medical Systems, Inc.
h
847,356
106,048 Veeva Systems, Inc.
h
16,582,726
71,974 Vertex Pharmaceuticals, Inc.
h
17,126,213
25,898 Viking Therapeutics, Inc.
g,h
121,203
5,283 Waters Corporation
h
961,770
8,946 West Pharmaceutical Services, Inc. 1,362,029
162,626 Wright Medical Group NV
h
4,659,235
9,691 Zimmer Biomet Holdings, Inc. 979,566
183,173 Zoetis, Inc. 21,557,630
Total 348,223,995
Industrials (3.1%)
5,499 3M Company 750,668
43,599 A.O. Smith Corporation 1,648,478
9,385 Aalberts NV 224,842
8,601 AECOM
h
256,740
20,095 Aegion Corporation
h
360,303
53,239 Aerojet Rocketdyne Holdings, Inc.
h
2,226,987
551 Aeroports de Paris SA 53,230
63,191 AGCO Corporation 2,985,775
206,079 Altra Industrial Motion Corporation 3,604,322
20,787 American Airlines Group, Inc.
g
253,394
81,918 AMETEK, Inc. 5,899,734
49,798 Arcosa, Inc. 1,978,973
77,456 ASGN, Inc.
h
2,735,746
18,073 Assa Abloy AB 337,400
12,669 Atlas Air Worldwide Holdings, Inc.
h
325,213
24,575 Atlas Copco AB, Class A 817,223
9,679 Atlas Copco AB, Class B 281,556
9,994 Avis Budget Group, Inc.
h
138,917
84,484 AZZ, Inc. 2,375,690
8,794 Bloom Energy Corporation
g,h
45,993
37,839 Boeing Company 5,643,308
60,041 BWX Technologies, Inc. 2,924,597
6,801 Carlisle Companies, Inc. 852,029
54,829 Casella Waste Systems, Inc.
h
2,141,621
21,084 Caterpillar, Inc. 2,446,587
117,841 CBIZ, Inc.
h
2,465,234
39,934 Chart Industries, Inc.
h
1,157,287
4,322 CIA De Distribucion Integral 69,380
770 Columbus McKinnon Corporation 19,250
Shares Common Stock (25.5%) Value
Industrials (3.1%) - continued
19,735 Cornerstone Building Brands, Inc.
h
$ 89,992
13,054 CRA International, Inc. 436,134
76,896 Crane Company 3,781,745
48,170 CSW Industrials, Inc. 3,123,824
25,856 CSX Corporation 1,481,549
82,470 Curtiss-Wright Corporation 7,621,053
73,289 Delta Air Lines, Inc. 2,090,935
14,062 Douglas Dynamics, Inc. 499,342
95,752 EMCOR Group, Inc. 5,871,513
62,359 Emerson Electric Company 2,971,406
31,967 Encore Wire Corporation 1,342,294
27,856 Expeditors International of
Washington, Inc. 1,858,552
57,942 Fluor Corporation 400,379
59,828 Forrester Research, Inc.
h
1,748,772
46,627 FuelCell Energy, Inc.
g,h
70,407
674 Geberit AG 295,333
44,304 General Dynamics Corporation 5,861,862
24,200 Gorman-Rupp Company 755,282
5,800 GS Yuasa Corporation 77,619
56,977 GWA Group, Ltd.
g
91,352
5,900 Hanwa Company, Ltd. 91,355
8,395 Heico Corporation 626,351
17,231 Helios Technologies, Inc. 653,400
3,904 Herc Holdings, Inc.
h
79,876
19,800 Hino Motors, Ltd. 105,597
145,748 Honeywell International, Inc. 19,499,625
30,303 Hubbell, Inc. 3,476,966
17,569 Huntington Ingalls Industries, Inc. 3,201,247
11,093 ICF International, Inc. 762,089
71,557 IDEX Corporation 9,882,737
13,400 Inaba Denki Sangyo Company, Ltd. 284,703
20,181 Ingersoll - Rand, Inc.
h
500,489
5,542 Interface, Inc. 41,898
23,643 John Bean Technologies Corporation 1,755,966
59,140 Johnson Controls International plc 1,594,414
11,570 Kansas City Southern 1,471,473
4,245 Kennametal, Inc. 79,042
17,800 Kinden Corporation 261,917
15,932 Koninklijke Philips NV 654,127
17,528 Legrand SA 1,130,514
101,363 Lincoln Electric Holdings, Inc. 6,994,047
38,854 Lockheed Martin Corporation 13,169,563
14,283 Manpower, Inc. 756,856
106,500 Marubeni Corporation 528,566
9,357 Masonite International Corporation
h
443,990
17,541 Mercury Systems, Inc.
h
1,251,375
191,796 Meritor, Inc.
h
2,541,297
55,300 Mitsubishi Corporation 1,169,719
5,500 Mitsuboshi Belting, Ltd. 61,408
81,400 Mitsui & Company, Ltd. 1,130,134
15,713 MSC Industrial Direct Company, Inc. 863,744
22,176 National Express Group plc 56,150
16,600 Nitto Kogyo Corporation 263,641
9,018 Nobina AB
i
48,730
21,796 Nordson Corporation 2,943,986
47,608 Norfolk Southern Corporation 6,950,768
1,852 Northrop Grumman Corporation 560,323
43,979 Old Dominion Freight Line, Inc. 5,772,684
27,265 PageGroup plc 122,407
33,784 Parker-Hannifin Corporation 4,382,798
126,386 Primoris Services Corporation 2,009,537
54,207 Raven Industries, Inc. 1,150,815
6,686 Redde Northgate plc 11,496
36,310 Regal-Beloit Corporation 2,285,714
56,597 RELX plc 1,207,915

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (25.5%) Value
Industrials (3.1%) - continued
2,981 Republic Services, Inc. $ 223,754
21,567 Resideo Technologies, Inc.
h
104,384
145,500 Ritchie Brothers Auctioneers, Inc. 4,973,190
16,803 Rockwell Automation, Inc. 2,535,741
15,332 Roper Industries, Inc. 4,780,671
19,524 Ryder System, Inc. 516,215
40,260 Saia, Inc.
h
2,960,720
12,923 Sandvik AB 181,784
6,800 Sanwa Holdings Corporation 52,809
12,248 Schneider Electric SE 1,035,237
20,005 Signify NV
i
387,702
22,931 SiteOne Landscape Supply, Inc.
h
1,688,180
24,642 SKF AB 335,801
364,300 Sojitz Corporation 854,154
156,897 Southwest Airlines Company 5,587,102
7,085 SP Plus Corporation
h
147,014
2,693 Spirax-Sarco Engineering plc 270,358
4,275 Spirit Airlines, Inc.
h
55,105
7,001 SPX FLOW, Inc.
h
198,968
69,867 Standex International Corporation 3,424,880
55,300 Sumitomo Corporation 630,655
2,600 Taikisha, Ltd. 74,770
12,158 Teledyne Technologies, Inc.
h
3,614,209
11,764 Thermon Group Holdings, Inc.
h
177,283
7,300 Toppan Forms Company, Ltd. 65,055
22,871 Trane Technologies plc 1,888,916
4,894 Transcontinental, Inc. 43,435
4,784 TransDigm Group, Inc. 1,531,789
10,535 Trex Company, Inc.
h
844,275
105,918 TriMas Corporation
h
2,446,706
5,600 Tsubakimoto Chain Company 126,490
10,769 UniFirst Corporation 1,627,088
6,686 Union Pacific Corporation 942,993
33,984 United Airlines Holdings, Inc.
g,h
1,072,195
63,460 United Rentals, Inc.
h
6,530,034
59,525 United Technologies Corporation 5,614,993
63,540 Valmont Industries, Inc. 6,733,969
68,931 Verisk Analytics, Inc. 9,607,603
3,949 Vinci SA 322,670
39,685 Waste Connections, Inc. 3,075,588
16,483 Watsco, Inc. 2,604,808
104,454 Willdan Group, Inc.
h
2,232,182
14,419 XPO Logistics, Inc.
g,h
702,926
3,500 Yuasa Trading Company, Ltd. 92,078
Total 271,237,750
Information Technology (6.8%)
29,622 Accenture plc 4,836,088
50,588 Adobe, Inc.
h
16,099,125
23,236 ADTRAN, Inc. 178,452
15,219 Advanced Energy Industries, Inc.
h
737,969
129,154 Advanced Micro Devices, Inc.
h
5,873,924
20,810 Agilysys, Inc.
h
347,527
61,921 Akamai Technologies, Inc.
h
5,665,152
23,611 Alliance Data Systems Corporation 794,510
22,910 Alteryx, Inc.
g,h
2,180,345
17,687 Amadeus IT Holding SA 832,508
9,907 American Software, Inc. 140,778
99,658 Amphenol Corporation 7,263,075
17,377 ANSYS, Inc.
h
4,039,631
265,521 Apple, Inc. 67,519,335
396 ASM International NV 40,290
3,617 ASML Holding NV 953,496
19,857 Atlassian Corporation plc
h
2,725,572
36,134 Automatic Data Processing, Inc. 4,938,795
53,487 Avalara, Inc.
h
3,990,130
Shares Common Stock (25.5%) Value
Information Technology (6.8%) - continued
19,358 Avnet, Inc. $ 485,886
65,169 Bandwidth, Inc.
g,h
4,385,222
11,819 BE Semiconductor Industries NV 361,979
63,921 Benchmark Electronics, Inc. 1,277,781
63,200 Blackline, Inc.
h
3,324,952
4,224 Broadcom, Ltd. 1,001,510
17,473 Broadridge Financial Solutions, Inc. 1,656,965
4,756 CACI International, Inc.
h
1,004,229
7,100 Canon, Inc. 154,290
92,625 CDK Global, Inc. 3,042,731
10,135 CDW Corporation 945,291
2,168 CEVA, Inc.
h
54,048
23,417 CGI, Inc.
h
1,267,776
113,046 Change Healthcare, Inc.
h
1,129,330
154,138 Ciena Corporation
h
6,136,234
374,159 Cisco Systems, Inc. 14,708,190
52,057 Cognex Corporation 2,197,847
33,059 CommScope Holding Company, Inc.
h
301,167
32,398 Computer Services, Inc. 1,303,372
27,107 Computershare, Ltd. 162,272
61,862 Coupa Software, Inc.
h
8,643,977
5,062 Cree, Inc.
h
179,498
42,446 CTS Corporation 1,056,481
48,489 Descartes Systems Group, Inc.
h
1,667,537
1,924 Dialog Semiconductor plc
h
50,011
80,201 DocuSign, Inc.
h
7,410,572
181,136 Dolby Laboratories, Inc. 9,819,383
12,977 DSP Group, Inc.
h
173,892
59,203 Elastic NV
h
3,304,119
21,277 ePlus, Inc.
h
1,332,366
28,275 Euronet Worldwide, Inc.
h
2,423,733
32,590 ExlService Holdings, Inc.
h
1,695,658
8,213 eXp World Holdings, Inc.
g,h
69,482
26,079 F5 Networks, Inc.
h
2,780,804
3,479 Fair Isaac Corporation
h
1,070,453
58,187 Five9, Inc.
h
4,448,978
4,173 FLIR Systems, Inc. 133,077
6,200 Fuji Soft, Inc. 199,044
6,691 Gartner, Inc.
h
666,223
35,704 Global Payments, Inc. 5,149,588
60,569 Guidewire Software, Inc.
h
4,803,727
47,326 Halma plc 1,111,499
1,195 Infineon Technologies AG 17,251
12,745 Inphi Corporation
h
1,009,022
49,860 Intel Corporation 2,698,423
8,821 InterDigital, Inc. 393,681
10,844 International Business Machines
Corporation 1,202,925
57,859 Intuit, Inc. 13,307,570
4,605 Jack Henry & Associates, Inc. 714,880
43,373 Juniper Networks, Inc. 830,159
11,718 KLA-Tencor Corporation 1,684,345
4,892 Kulicke and Soffa Industries, Inc. 102,096
14,643 Lam Research Corporation 3,514,320
126,149 Lattice Semiconductor Corporation
h
2,247,975
10,266 Littelfuse, Inc. 1,369,690
16,334 ManTech International Corporation 1,186,992
136,565 MasterCard, Inc. 32,988,641
30,100 Maxim Integrated Products, Inc. 1,463,161
35,433 Methode Electronics, Inc. 936,494
556,778 Microsoft Corporation 87,809,458
27,630 MicroStrategy, Inc.
h
3,263,103
31,601 MKS Instruments, Inc. 2,573,901
48,516 MoneyGram International, Inc.
g,h
63,556
84,429 Monolithic Power Systems, Inc. 14,138,480
23,891 MTS Systems Corporation 537,547

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (25.5%) Value
Information Technology (6.8%) - continued
71,660 National Instruments Corporation $ 2,370,513
9,100 NEC Networks & System Integration
Corporation 368,876
914 NetApp, Inc. 38,105
31,883 Nice, Ltd. ADR
h
4,577,123
43,101 Nova Measuring Instruments, Ltd.
h
1,407,248
22,300 Novanta, Inc.
h
1,781,324
143,004 Nuance Communications, Inc.
h
2,399,607
69,940 NVIDIA Corporation 18,436,184
33,878 Oracle Corporation 1,637,324
900 Oracle Corporation Japan 78,501
26,906 Palo Alto Networks, Inc.
h
4,411,508
12,349 Paychex, Inc. 776,999
153,348 PayPal Holdings, Inc.
h
14,681,538
19,259 Plexus Corporation
h
1,050,771
13,485 Progress Software Corporation 431,520
23,231 Proofpoint, Inc.
h
2,383,268
43,971 Q2 Holdings, Inc.
h
2,596,927
22,059 QAD, Inc. 880,816
27,393 QUALCOMM, Inc. 1,853,136
9,318 Rogers Corporation
h
879,806
10,350 Rubicon Project, Inc.
h
57,442
3,500 Ryoyo Electro Corporation 66,645
188,474 SailPoint Technologies Holdings, Inc.
h
2,868,574
51,119 Salesforce.com, Inc.
h
7,360,114
2,471 Samsung Electronics Company, Ltd.
GDR 2,444,159
634 SAP SE 70,785
30,158 ScanSource, Inc.
h
645,080
83,141 ServiceNow, Inc.
h
23,826,548
17,428 Silicon Laboratories, Inc.
h
1,488,525
174,655 Square, Inc.
h
9,148,429
133,621 STMicroelectronics NV ADR
g
2,855,481
4,861 Sykes Enterprises, Inc.
h
131,830
47,915 Synopsys, Inc.
h
6,170,973
59,347 TE Connectivity, Ltd. 3,737,674
43,828 Teradyne, Inc. 2,374,163
168,531 Texas Instruments, Inc. 16,841,303
16,048 Tyler Technologies, Inc.
h
4,759,195
6,433 Unisys Corporation
h
79,448
15,878 VeriSign, Inc.
h
2,859,469
91,300 Virtusa Corporation
h
2,592,920
230,239 Visa, Inc. 37,096,108
10,750 VMware, Inc.
h
1,301,825
18,031 WEX, Inc.
h
1,885,141
166 Wirecard AG 18,703
18,221 Xilinx, Inc. 1,420,145
66,911 Zscaler, Inc.
g,h
4,072,203
Total 605,515,522
Materials (0.8%)
16,717 AdvanSix, Inc.
h
159,480
22,700 Air Water, Inc. 310,873
3,360 Anglo American plc 58,879
28,859 AptarGroup, Inc. 2,872,625
10,641 Arcelor Mittal 100,456
12,753 Avery Dennison Corporation 1,299,148
1,062 Balchem Corporation 104,841
34,627 Ball Corporation 2,238,982
15,834 Cabot Corporation 413,584
21,230 Celanese Corporation 1,558,070
63,255 CF Industries Holdings, Inc. 1,720,536
60,584 Chemours Company
g
537,380
161,016 Coeur Mining, Inc.
h
516,861
109,455 Eastman Chemical Company 5,098,414
68,484 Ecolab, Inc. 10,671,862
Shares Common Stock (25.5%) Value
Materials (0.8%) - continued
137,748 Element Solutions, Inc.
h
$ 1,151,573
519 Eramet SA 16,245
7,004 Ferro Corporation
h
65,558
90,800 Ferroglobe Representation &
Warranty Insurance Trust
c,h
9
14,286 First Majestic Silver Corporation
h
88,430
35,044 Gold Road Resources, Ltd.
h
29,791
18,628 Granges AB 91,518
99,016 Hecla Mining Company 180,209
26,510 Hexpol AB 156,629
11,115 Hochschild Mining plc 14,524
4,500 Hokuetsu Corporation 16,802
30,911 IAMGOLD Corporation
h
70,477
16,607 Ingevity Corporation
h
584,566
40,962 Innospec, Inc. 2,846,449
316,301 Ivanhoe Mines, Ltd.
h
525,932
47,798 Kaiser Aluminum Corporation 3,311,445
2,029 Kirkland Lake Gold, Ltd. 59,761
9,585 Koninklijke DSM NV 1,078,207
16,472 Kraton Performance Polymers, Inc.
h
133,423
15,500 Kyoei Steel, Ltd. 178,047
2,900 Lintec Corporation 60,693
202,825 Louisiana-Pacific Corporation 3,484,534
1,811 MAG Silver Corporation
h
13,975
21,049 Martin Marietta Materials, Inc. 3,983,102
36,802 Materion Corporation 1,288,438
22,783 Minerals Technologies, Inc. 826,112
77,907 Myers Industries, Inc. 837,500
37,411 Neenah, Inc. 1,613,536
29,400 Nippon Light Metal Holdings
Company, Ltd. 45,775
82,300 Nippon Steel Corporation 701,551
4,916 Northern Star Resources, Ltd. 31,846
48,649 Nucor Corporation 1,752,337
87,491 Nutanix, Inc.
h
1,382,358
9,658 O-I Glass, Inc. 68,668
23,580 Olin Corporation 275,179
9,566 Olympic Steel, Inc. 99,008
50,300 PPG Industries, Inc. 4,205,080
2,106 Quaker Chemical Corporation 265,946
27,054 Ramelius Resources, Ltd. 16,620
9,403 Reliance Steel & Aluminum Company 823,609
55,968 Resolute Mining, Ltd.
h
27,751
2,594 Rio Tinto, Ltd. 133,642
8,447 RPM International, Inc. 502,597
43,537 Ryerson Holding Corporation
h
231,617
38,929 Sandfire Resources, Ltd. 78,006
900 Sanyo Special Steel Company, Ltd. 8,041
851 Schnitzer Steel Industries, Inc. 11,097
3,295 Sensient Technologies Corporation 143,366
4,632 Sherwin-Williams Company 2,128,497
13,792 St Barbara, Ltd. 18,210
174,115 Steel Dynamics, Inc. 3,924,552
121,900 Sumitomo Chemical Company, Ltd. 360,148
2,600 Taiyo Holdings Company, Ltd. 97,255
12,700 Toagosei Company, Ltd. 109,944
141,600 Toray Industries, Inc. 612,920
9,700 Ube Industries, Ltd. 147,971
17,400 UFP Technologies, Inc.
h
662,766
18,136 United States Lime & Minerals, Inc. 1,339,344
49,690 United States Steel Corporation
g
313,544
20,804 UPM-Kymmene Oyj
g
567,262
73,858 Verso Corporation
h
833,118
6,600 W. R. Grace & Company 234,960

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (25.5%) Value
Materials (0.8%) - continued
4,992 Worthington Industries, Inc. $ 131,040
Total 72,655,101
Real Estate (1.3%)
139,816 Agree Realty Corporation 8,654,610
16,951 Alexandria Real Estate Equities, Inc. 2,323,304
8,843 Allied Properties REIT 281,131
9,285 Alstria Office REIT AG 133,249
79,372 American Campus Communities, Inc. 2,202,573
51,143 American Tower Corporation 11,136,388
53,350 Apartment Investment &
Management Company 1,875,253
5,686 Ares Commercial Real Estate
Corporation 39,745
36,293 Armada Hoffler Properties, Inc. 388,335
172,064 Ascendas REIT 340,689
22,300 Ascott Trust 12,297
101,962 Ashford Hospitality Trust, Inc. 75,370
5,028 AvalonBay Communities, Inc. 739,971
7,282 BBX Capital Corporation 16,821
758 Bluerock Residential Growth REIT,
Inc. 4,222
55,699 Camden Property Trust 4,413,589
13,749 Castellum AB 231,814
131,036 CBL & Associates Properties, Inc.
h
26,220
117,661 Cedar Realty Trust, Inc. 109,789
6,670 Choice Properties REIT 61,235
22,182 City Office REIT, Inc. 160,376
320 Cofinimmo SA 41,559
23,207 Colony Credit Real Estate, Inc. 91,436
15,884 Columbia Property Trust, Inc. 198,550
18,533 Corepoint Lodging, Inc. 72,649
20,048 CoreSite Realty Corporation 2,323,563
10,953 CoStar Group, Inc.
h
6,431,711
52,705 Cousins Properties, Inc. 1,542,675
7,900 Daito Trust Construction Company,
Ltd. 733,622
61,577 DiamondRock Hospitality Company 312,811
13,538 Digital Realty Trust, Inc. 1,880,564
50,433 Diversified Healthcare Trust 183,072
37,964 Douglas Emmett, Inc. 1,158,282
61,684 Duke Realty Corporation 1,997,328
10,889 EastGroup Properties, Inc. 1,137,683
3,391 Entra ASA
i
40,505
13,869 EPR Properties 335,907
4,102 Equity Lifestyle Properties, Inc. 235,783
91,724 Equity Residential 5,660,288
165,510 Essential Properties Realty Trust, Inc. 2,161,561
9,325 Essex Property Trust, Inc. 2,053,738
24,520 Farmland Partners, Inc. 148,836
109,847 First Industrial Realty Trust, Inc. 3,650,216
33,778 Four Corners Property Trust, Inc. 631,986
19,515 Franklin Street Properties
Corporation 111,821
37,610 Gaming and Leisure Properties, Inc. 1,042,173
7,482 Getty Realty Corporation 177,623
12,931 Granite REIT 534,129
25,840 Healthcare Realty Trust, Inc. 721,711
46,439 Healthcare Trust of America, Inc. 1,127,539
164,914 Host Hotels & Resorts, Inc. 1,820,651
12,610 Hudson Pacific Properties, Inc. 319,790
27,000 Hysan Development Company, Ltd. 87,194
23,376 Industrial Logistics Properties Trust 410,015
10,364 Innovative Industrial Properties, Inc. 786,939
10,502 Investors Real Estate Trust 577,610
37,249 iSTAR Financial, Inc. 395,212
Shares Common Stock (25.5%) Value
Real Estate (1.3%) - continued
673 Japan Hotel REIT Investment
Corporation $ 196,461
10,740 Jones Lang LaSalle, Inc. 1,084,525
107,323 Kilroy Realty Corporation 6,836,475
40,758 Kite Realty Group Trust 385,978
2,331 Kungsleden AB 17,534
12,866 Lamar Advertising Company 659,768
33,620 Lexington Realty Trust 333,847
31,881 Macerich Company 179,490
44,200 Mapletree Commercial Trust 56,690
161,345 Medical Properties Trust, Inc. 2,789,655
4,993 National Health Investors, Inc. 247,253
66,571 National Retail Properties, Inc. 2,142,921
252,556 National Storage Affiliates Trust 7,475,658
22,417 New Residential Investment
Corporation 112,309
15,892 One Liberty Properties, Inc. 221,376
25,020 Pebblebrook Hotel Trust 272,468
20,036 Physicians Realty Trust 279,302
6,218 Plymouth Industrial REIT, Inc. 69,393
15,101 PotlatchDeltic Corporation 474,020
38,381 Preferred Apartment Communities,
Inc. 275,576
7,391 PS Business Parks, Inc. 1,001,628
8,907 PSP Swiss Property AG 1,113,813
12,674 QTS Realty Trust, Inc. 735,219
17,661 Quebecor, Inc. 390,417
73,812 Retail Properties of America, Inc. 381,608
32,668 Rexford Industrial Realty, Inc. 1,339,715
4,865 RioCan REIT 55,761
3,178 RMR Group, Inc. 85,711
29,000 Road King Infrastructure, Ltd. 43,553
28,229 RPT Realty 170,221
79,246 Sabra Health Care REIT, Inc. 865,366
19,037 SBA Communications Corporation 5,139,419
131,505 Service Properties Trust 710,127
27,210 Spirit Realty Capital, Inc. 711,542
10,599 STAG Industrial, Inc. 238,689
54,278 Store Capital Corporation 983,517
16,297 Summit Hotel Properties, Inc. 68,773
127,072 Sunstone Hotel Investors, Inc. 1,106,797
3,487 Swiss Prime Site AG 339,391
28,665 TAG Immobilien AG 563,741
17,974 Taubman Centers, Inc. 752,751
13,193 Terreno Realty Corporation 682,738
53,656 UDR, Inc. 1,960,590
20,065 UMH Properties, Inc. 217,906
95,664 Uniti Group, Inc. 576,854
877 Universal Health Realty Income Trust 88,410
9,649 Urstadt Biddle Properties, Inc. 136,051
24,323 Washington Prime Group, Inc. 19,582
77,400 Wing Tai Holdings, Ltd. 84,348
Total 119,038,650
Utilities (0.4%)
6,524 AGL Energy, Ltd. 68,276
5,169 ALLETE, Inc. 313,655
42,507 Alliant Energy Corporation 2,052,663
4,242 American States Water Company 346,741
25,292 Artesian Resources Corporation 945,415
18,694 Avista Corporation 794,308
16,305 Black Hills Corporation 1,044,009
6,374 California Water Service Group 320,740
4,706 Chesapeake Utilities Corporation 403,351
35,814 CMS Energy Corporation 2,104,073
21,383 Consolidated Water Company, Ltd. 350,681

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (25.5%) Value
Utilities (0.4%) - continued
11,294 DTE Energy Company $ 1,072,591
18,310 Enagas SA 361,205
100,247 Enel SPA 691,489
31,347 Entergy Corporation 2,945,678
4,662 Essential Utilities, Inc 189,743
133,660 Exelon Corporation 4,920,025
30,762 FirstEnergy Corporation 1,232,633
16,248 IDACORP, Inc. 1,426,412
4,911 MGE Energy, Inc. 321,523
3,584 Middlesex Water Company 215,470
4,734 National Fuel Gas Company 176,531
24,716 New Jersey Resources Corporation 839,603
2,530 NextEra Energy, Inc. 608,769
4,738 Northland Power, Inc. 94,571
8,193 Northwest Natural Holding Company 505,918
14,281 NorthWestern Corporation 854,432
19,321 OGE Energy Corporation 593,734
10,335 Otter Tail Corporation 459,494
66,467 PNM Resources, Inc. 2,525,746
17,457 Portland General Electric Company 836,889
17,276 PPL Corporation 426,372
14,401 Public Service Enterprise Group, Inc. 646,749
2,624 SJW Group 151,588
19,411 South Jersey Industries, Inc. 485,275
10,379 Southwest Gas Holdings, Inc. 721,963
15,447 Spire, Inc. 1,150,493
16,846 UGI Corporation 449,283
10,826 Unitil Corporation 566,416
1,343 Verbund AG 48,437
Total 34,262,944
Total Common Stock
(cost $2,159,748,151) 2,276,339,907
Shares
Collateral Held for Securities Loaned
( 0.8% ) Value
68,815,135 Thrivent Cash Management Trust 68,815,135
Total Collateral Held for Securities
Loaned
(cost $68,815,135) 68,815,135
Shares or
Principal
Amount Short-Term Investments ( 9.2% ) Value
Federal Home Loan Bank Discount
Notes
9,700,000 1.550%, 4/7/2020
q,r
9,699,887
30,800,000 1.531%, 4/8/2020
q,r
30,799,581
8,900,000 1.560%, 4/9/2020
q,r
8,899,861
100,000 1.560%, 4/13/2020
q,r
99,998
500,000 1.560%, 4/23/2020
q,r
499,979
1,100,000 1.285%, 5/5/2020
q,r
1,099,927
1,300,000 0.900%, 5/7/2020
q,r
1,299,909
900,000 0.720%, 5/8/2020
q,r
899,935
10,000,000 0.827%, 5/12/2020
q,r
9,999,203
30,300,000 0.500%, 5/13/2020
q,r
30,297,525
7,200,000 0.485%, 5/19/2020
q,r
7,199,328
12,400,000 0.150%, 5/20/2020
q,r
12,398,818
500,000 0.000%, 5/28/2020
r
499,945
5,900,000 0.150%, 6/4/2020
q,r
5,899,266
3,100,000 0.500%, 6/9/2020
q,r
3,099,584
4,300,000 0.530%, 6/12/2020
q,r
4,299,398
700,000 0.170%, 6/16/2020
q,r
699,897
14,300,000 0.150%, 6/23/2020
q,r
14,297,692
1,300,000 0.028%, 6/29/2020
q,r
1,299,775
3,800,000 0.006%, 7/7/2020
q,r
3,799,078
Shares or
Principal
Amount Short-Term Investments (9.2%) Value
Thrivent Core Short-Term Reserve
Fund
67,579,221 1.570% $ 674,440,631
U.S. Treasury Bills
1,300,000 0.100%, 6/11/2020
q
1,299,704
900,000 0.023%, 9/24/2020
m,n,q
899,449
Total Short-Term Investments (cost
$824,772,950) 823,728,370
Total Investments (cost
$9,542,136,528) 107.3% $9,581,652,983
Other Assets and Liabilities, Net
(7.3%) (650,434,948)
Total Net Assets 100.0% $8,931,218,035

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of March
31, 2020. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by
security and the reference rate and spread are indicated in
their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current
market conditions.  These securities do not indicate a reference rate and spread in their description.
c Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial
Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or delayed
delivery basis.
f In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.
g All or a portion of the security is on loan.
h Non-income producing security.
i Denotes securities sold under Rule 144A of the Securities Act of
1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other
qualified institutional buyers. As of March 31, 2020, the value of these investments was $319,934,824 or 3.6% of total net
assets.
j Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 31,
2020.
k Denotes interest only security.  Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets.  The principal shown is the
outstanding par amount of the pool as of the end of the period.
The actual effective yield of the security is different than the stated coupon rate.
l Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
m All or a portion of the security was earmarked to cover written options.
n All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and the
fund for open swap contracts.
o Defaulted security.  Interest is not being accrued.
p In bankruptcy.  Interest is not being accrued.
q The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
r All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation Portfolio as of March 31, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 1,584,772
Common Stock 65,468,597
Total lending $67,053,369
Gross amount payable upon return of
collateral for securities loaned $68,815,135
Net amounts due to counterparty $1,761,766
Definitions:
ACES - Alternative Credit Enhancement Securities
ADR - American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S.
depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by
State Street Global Advisors.
Reference Rate Index:
CMT 3M - Constant Maturity Treasury Yield 3 Month
LIBOR 1W - ICE Libor USD Rate 1 Week
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
PRIME - Federal Reserve Prime Loan Rate

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2020, in valuing Moderate Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 7,808,444 – 4,390,871 3,417,573
Capital Goods 8,940,116 – 4,659,427 4,280,689
Communications Services 24,818,005 – 17,972,438 6,845,567
Consumer Cyclical 22,701,227 – 20,445,749 2,255,478
Consumer Non-Cyclical 25,949,181 – 25,313,591 635,590
Energy 7,943,275 – 7,320,861 622,414
Financials 12,898,787 – 12,898,787 –
Technology 12,772,865 – 9,378,680 3,394,185
Transportation 2,702,696 – 1,582,196 1,120,500
Utilities 1,972,387 – 1,093,639 878,748
Long-Term Fixed Income
Asset-Backed Securities 106,188,785 – 106,188,785 –
Basic Materials 22,584,522 – 22,584,522 –
Capital Goods 42,110,425 – 42,110,425 –
Collateralized Mortgage Obligations 73,782,540 – 73,782,540 –
Commercial Mortgage-Backed Securities 33,990,185 – 33,990,185 –
Communications Services 87,037,351 – 87,037,351 –
Consumer Cyclical 68,186,575 – 68,186,575 –
Consumer Non-Cyclical 116,112,394 – 116,112,394 –
Energy 61,768,323 – 61,768,323 –
Financials 208,229,493 – 208,229,493 –
Mortgage-Backed Securities 956,261,893 – 956,261,893 –
Technology 63,717,787 – 63,717,787 –
Transportation 14,900,255 – 14,900,255 –
U.S. Government & Agencies 1,005,357,428 – 1,005,357,428 –
Utilities 69,149,292 – 69,149,292 –
Registered Investment Companies
Unaffiliated 50,993,734 50,993,734 – –
Affiliated 2,663,607,710 2,663,607,710 – –
Common Stock
Communications Services 152,468,942 149,444,441 3,024,501 –
Consumer Discretionary 273,104,909 268,074,435 5,030,474 –
Consumer Staples 72,444,753 67,655,172 4,789,581 –
Energy 38,841,282 36,039,791 2,801,491 –
Financials 288,546,059 272,301,959 16,244,100 –
Health Care 348,223,995 336,363,157 11,860,838 –
Industrials 271,237,750 257,388,438 13,849,312 –
Information Technology 605,515,522 597,317,437 8,198,085 –
Materials 72,655,101 66,985,818 5,669,274 9
Real Estate 119,038,650 113,679,517 5,359,133 –
Utilities 34,262,944 32,998,966 1,263,978 –
Short-Term Investments 149,287,739 – 149,287,739 –
Subtotal Investments in Securities $8,198,113,321 $4,912,850,575 $3,261,811,993 $23,450,753
Other Investments  * Total
Affiliated Short-Term Investments 674,440,631
Affiliated Registered Investment Companies 640,283,896
Collateral Held for Securities Loaned 68,815,135
Subtotal Other Investments $1,383,539,662
Total Investments at Value $9,581,652,983
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 43,840,369 43,840,369 – –
Total Asset Derivatives $43,840,369 $43,840,369 $– $–
Liability Derivatives
Futures Contracts 32,364,192 32,364,192 – –
Credit Default Swaps 1,004,074 – 1,004,074 –
Total Liability Derivatives $33,368,266 $32,364,192 $1,004,074 $–
The following table presents Moderate Allocation Portfolio's futures contracts held as of March 31, 2020. Investments and/or cash totaling $146,788,611 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 644 June 2020 $ 139,392,757 $ 2,533,773
CBOT 5-Yr. U.S. Treasury Note 712 June 2020 87,183,285 2,072,593
CBOT U.S. Long Bond 483 June 2020 79,292,820 7,194,367
CME E-mini S&P 500 Index 4,317 June 2020 565,828,289 (11,158,544)
CME Euro Foreign Exchange Currency 760 June 2020 107,514,848 (2,544,598)
CME Ultra Long Term U.S. Treasury Bond 222 June 2020 44,007,033 5,249,217
Eurex Euro STOXX 50 Index 3,561 June 2020 96,995,217 9,359,564
ICE mini MSCI EAFE Index 2,724 June 2020 201,995,168 10,381,492
ICE US mini MSCI Emerging Markets Index 4,754 June 2020 203,029,507 (2,672,177)
Total Futures Long Contracts $ 1,525,238,924 $ 20,415,687
CBOT 10-Yr. U.S. Treasury Note (96) June 2020 ( $ 12,767,691) ( $ 546,309)
CME E-mini Russell 2000 Index (7,471) June 2020 (414,459,177) (14,226,803)
CME E-mini S&P Mid-Cap 400 Index (2,365) June 2020 (347,089,063) 7,049,363
Ultra 10-Yr. U.S. Treasury Note (149) June 2020 (22,032,895) (1,215,761)
Total Futures Short Contracts ( $ 796,348,826) ($8,939,510)
Total Futures Contracts $ 728,890,098 $11,476,177

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents Moderate Allocation Portfolio's swaps contracts held as of March 31, 2020. Investments totaling $3,513,058 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized Gain/
(Loss)
CDX HY 34, 5 Year, at 5.00%, Quarterly Sell 6/20/2025 ( $ 34,300,000) $ – ( $ 1,004,074) ( $ 1,004,074)
Total Credit Default Swaps $– ($1,004,074) ($1,004,074)
1 As the buyer of protection, Moderate Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderate Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderate Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the
Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderate Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
3/31/2020
Shares Held at
3/31/2020
% of Net Assets
3/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $211,495 $13,380 $– $201,333 22,775 2.3%
Core Emerging Markets Equity – 17,000 – 14,266 1,824 0.2
Core International Equity 105,008 – – 80,022 10,770 0.9
Core Low Volatility Equity 332,941 84,000 – 344,663 34,885 3.9
Global Stock 378,859 – – 293,508 27,108 3.3
High Yield 197,930 2,621 – 170,598 41,914 1.9
Income 609,212 4,607 – 591,414 57,911 6.6
International Allocation 574,102 – – 428,170 55,936 4.8
Large Cap Value 681,756 – – 491,439 35,530 5.5
Limited Maturity Bond 335,345 2,037 – 326,261 34,005 3.6
Mid Cap Stock 398,223 – – 285,589 20,466 3.2
Small Cap Stock 109,621 – – 76,629 5,622 0.8
Total Affiliated Registered Investment Companies 3,934,492 3,303,892 37.0
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.570% 839,897 356,272 520,354 674,441 67,579 7.5
Total Affiliated Short-Term Investments 839,897 674,441 7.5
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 31,479 112,738 75,402 68,815 68,815 0.8
Total Collateral Held for Securities Loaned 31,479 68,815 0.8
Total Value $4,805,868 $4,047,148

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 3/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $(23,542) – $2,380
Core Emerging Markets Equity – (2,734) – –
Core International Equity – (24,986) – –
Core Low Volatility Equity – (72,278) – –
Global Stock – (85,351) – –
High Yield – (29,953) – 2,619
Income – (22,405) – 4,622
International Allocation – (145,932) – –
Large Cap Value – (190,317) – –
Limited Maturity Bond – (11,121) – 2,038
Mid Cap Stock – (112,634) – –
Small Cap Stock – (32,992) – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.570% (274) (1,100) – 3,643
Total Income/Non Income Cash from Affiliated Investments $15,302
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 85
Total Affiliated Income from Securities Loaned, Net $85
Total Value $(274) $(755,345) $–

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 0.9% )
a
Value
Basic Materials (0.1%)
Arch Coal, Inc., Term Loan
$ 499,697
3.750%,  (LIBOR 1M +
2.750%), 3/7/2024
b
$ 377,271
Ball Metalpack Finco, LLC, Term
Loan
221,063
6.113%,  (LIBOR 3M +
4.500%), 7/31/2025
b
165,797
Big River Steel, LLC, Term Loan
433,875
6.450%,  (LIBOR 3M +
5.000%), 8/23/2023
b,c
412,181
Chemours Company, Term Loan
499,800
2.740%,  (LIBOR 1M + 1.750%),
4/3/2025
b,c
454,818
Momentive Performance Materials
USA, LLC, Term Loan
335,465
4.240%,  (LIBOR 1M +
3.250%), 5/15/2024
b
269,597
MRC Global (US), Inc., Term Loan
431,169
3.989%,  (LIBOR 1M +
3.000%), 9/22/2024
b,c
340,624
Nouryon USA, LLC, Term Loan
518,656
3.863%,  (LIBOR 1M +
3.000%), 10/1/2025
b
461,604
Peabody Energy Corporation, Term
Loan
352,800
3.739%,  (LIBOR 1M +
2.750%), 3/31/2025
b
176,400
Pixelle Specialty Solutions, LLC, Term
Loan
610,173
7.500%,  (LIBOR 1M + 6.500%),
10/31/2024
b
529,020
Total 3,187,312
Capital Goods (0.1%)
Advanced Disposal Services, Inc.,
Term Loan
437,207
2.894%,  (LIBOR 1W +
2.250%), 11/10/2023
b
431,011
BWAY Holding Company, Term Loan
472,570
5.084%,  (LIBOR 3M +
3.250%), 4/3/2024
b
383,080
Flex Acquisition Company, Inc. Term
Loan
659,878
5.159%,  (LIBOR 3M +
3.250%), 6/29/2025
b,c
597,189
GFL Environmental, Inc., Term Loan
511,369
3.990%,  (LIBOR 1M +
3.000%), 5/31/2025
b
493,471
Navistar, Inc., Term Loan
107,800
4.280%,  (LIBOR 1M +
3.500%), 11/6/2024
b
92,708
Reynolds Group Holdings, Inc., Term
Loan
89,767
0.000%,  (LIBOR 1M +
2.750%), 2/5/2023
b,c,d,e
84,606
TransDigm, Inc., Term Loan
518,700
3.239%,  (LIBOR 1M +
2.250%), 12/9/2025
b
470,720
Vertiv Group Corporation, Term Loan
1,030,000
4.581%,  (LIBOR 1M +
3.000%), 3/2/2027
b,c
885,800
Total 3,438,585
Principal
Amount Bank Loans (0.9%)
a
Value
Communications Services (0.2%)
Altice France SA, Term Loan
$ 301,475
3.739%,  (LIBOR 1M +
2.750%), 7/31/2025
b
$ 276,603
CenturyLink, Inc., Term Loan
718,200
3.239%,  (LIBOR 1M +
2.250%), 3/15/2027
b
666,583
Coral-US Co-Borrower, LLC, Term
Loan
1,270,000
3.239%,  (LIBOR 1M +
2.250%), 1/31/2028
b
1,182,688
CSC Holdings, LLC, Term Loan
87,525
2.862%,  (LIBOR 1M +
2.250%), 7/17/2025
b
83,295
Diamond Sports Group, LLC, Term
Loan
467,650
4.180%,  (LIBOR 1M +
3.250%), 8/24/2026
b,c
360,091
Entercom Media Corporation, Term
Loan
398,574
3.489%,  (LIBOR 1M +
2.500%), 11/17/2024
b,c
358,716
Frontier Communications
Corporation, Term Loan
1,038,119
5.350%,  (LIBOR 3M +
3.750%), 6/15/2024
b
982,154
HCP Acquisition, LLC, Term Loan
684,605
4.000%,  (LIBOR 1M +
3.000%), 5/16/2024
b
591,040
Intelsat Jackson Holdings SA, Term
Loan
685,000
5.682%,  (LIBOR 3M +
3.750%), 11/27/2023
b
624,206
Mediacom Illinois, LLC, Term Loan
179,250
2.370%,  (LIBOR 1W +
1.750%), 2/15/2024
b,c
172,080
NEP Group, Inc., Term Loan
711,000
4.700%,  (LIBOR 3M +
3.250%), 10/20/2025
b
434,599
70,000
8.450%,  (LIBOR 3M + 7.000%),
10/19/2026
b
33,250
SBA Senior Finance II, LLC, Term
Loan
477,570
2.740%,  (LIBOR 1M + 1.750%),
4/11/2025
b
450,348
Sprint Communications, Inc., Term
Loan
975,236
3.500%,  (LIBOR 1M +
2.500%), 2/3/2024
b,c
967,922
Terrier Media Buyer, Inc., Term Loan
399,000
5.700%,  (LIBOR 3M +
4.250%), 12/17/2026
b,c
352,118
TNS, Inc., Term Loan
388,012
5.780%,  (LIBOR 3M +
4.000%), 8/14/2022
b
320,758
WideOpenWest Finance, LLC, Term
Loan
509,925
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
467,856
Windstream Services, LLC, Term
Loan
799,211
8.250%,  (PRIME + 5.000%),
3/30/2021
b,f
491,515

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (0.9%)
a
Value
Communications Services (0.2%) - continued
Ziggo Financing Partnership, Term
Loan
$ 675,000
3.205%,  (LIBOR 3M +
2.500%), 4/30/2028
b,c,d,e
$ 634,500
Total 9,450,322
Consumer Cyclical (0.1%)
Boyd Gaming Corporation, Term Loan
36,625
2.934%,  (LIBOR 1W +
2.250%), 9/15/2023
b
31,509
Cengage Learning, Inc., Term Loan
612,990
5.250%,  (LIBOR 1M +
4.250%), 6/7/2023
b
493,966
Eldorado Resorts, Inc., Term Loan
20,224
3.250%,  (LIBOR 3M +
2.250%), 4/17/2024
b
17,696
Four Seasons Hotels, Ltd., Term Loan
439,773
2.989%,  (LIBOR 1M +
2.000%), 11/30/2023
b
395,795
Golden Entertainment, Inc., Term
Loan
936,050
3.960%,  (LIBOR 1M +
3.000%), 10/20/2024
b,c
702,037
Golden Nugget, LLC, Term Loan
304,149
3.580%,  (LIBOR 3M +
2.500%), 10/4/2023
b
235,716
IAA, Inc., Term Loan
222,525
3.250%,  (LIBOR 1M +
2.250%), 6/28/2026
b,c
211,399
LCPR Loan Financing, LLC, Term
Loan
1,120,000
5.705%,  (LIBOR 1M +
5.000%), 10/25/2026
b
1,026,200
Mohegan Gaming and
Entertainment, Term Loan
735,297
5.375%,  (LIBOR 1M + 4.375%),
10/13/2023
b
518,384
Penn National Gaming, Inc., Term
Loan
370,312
3.239%,  (LIBOR 1M +
2.250%), 10/15/2025
b
277,072
Scientific Games International, Inc.,
Term Loan
1,815,962
4.250%,  (LIBOR 1M +
2.750%), 8/14/2024
b
1,458,817
Staples, Inc., Term Loan
124,063
6.015%,  (LIBOR 1M +
4.500%), 9/12/2024
b,c
84,363
846,044
6.515%,  (LIBOR 1M +
5.000%), 4/12/2026
b
664,144
Stars Group Holdings BV, Term Loan
907,376
4.950%,  (LIBOR 3M +
3.500%), 7/10/2025
b
862,760
Tenneco, Inc., Term Loan
686,313
3.989%,  (LIBOR 1M +
3.000%), 10/1/2025
b
470,124
Wyndham Hotels & Resorts, Inc.,
Term Loan
305,350
2.739%,  (LIBOR 1M +
1.750%), 5/30/2025
b
266,800
Total 7,716,782
Principal
Amount Bank Loans (0.9%)
a
Value
Consumer Non-Cyclical (0.2%)
Air Medical Group Holdings, Inc.,
Term Loan
$ 1,948,221
4.932%,  (LIBOR 2M +
3.250%), 4/28/2022
b
$ 1,797,234
53,762
5.863%,  (LIBOR 3M +
4.250%), 3/14/2025
b
47,848
Bausch Health Companies, Inc.,
Term Loan
816,750
3.612%,  (LIBOR 1M +
3.000%), 6/1/2025
b
772,850
Chobani, LLC, Term Loan
534,480
4.500%,  (LIBOR 1M +
3.500%), 10/10/2023
b
474,351
Endo International plc, Term Loan
304,770
5.250%,  (LIBOR 1M +
4.250%), 4/27/2024
b,d,e
272,007
Energizer Holdings, Inc., Term Loan
217,883
3.875%,  (LIBOR 1M +
2.250%), 12/17/2025
b,c
202,631
JBS USA LUX SA, Term Loan
805,930
3.072%,  (LIBOR 3M +
2.000%), 5/1/2026
b
750,087
Libbey Glass, Inc., Term Loan
63,869
4.005%,  (LIBOR 1M +
3.000%), 4/9/2021
b
26,027
Mallinckrodt International Finance
SA, Term Loan
359,521
4.704%,  (LIBOR 3M +
3.000%), 2/24/2025
b
240,207
McGraw-Hill Global Education
Holdings, LLC, Term Loan
447,889
5.450%,  (LIBOR 3M +
4.000%), 5/4/2022
b
364,281
MPH Acquisition Holdings, LLC, Term
Loan
1,440,000
4.200%,  (LIBOR 3M +
2.750%), 6/7/2023
b
1,268,395
Ortho-Clinical Diagnostics SA, Term
Loan
1,331,374
4.765%,  (LIBOR 1M +
3.250%), 6/30/2025
b
1,126,676
Plantronics, Inc., Term Loan
1,250,251
3.470%,  (LIBOR 3M +
2.500%), 7/2/2025
b
967,069
Sotera Health Holdings, LLC, Term
Loan
430,000
5.500%,  (LIBOR 1M +
4.500%), 12/13/2026
b
372,354
Total 8,682,017
Energy (<0.1%)
BCP Raptor II, LLC, Term Loan
441,663
5.739%,  (LIBOR 1M +
4.750%), 11/3/2025
b
242,914
Buckeye Partners, LP, Term Loan
130,000
0.000%,  (LIBOR 1M +
2.750%), 11/1/2026
b,d,e
118,560
Calpine Corporation, Term Loan
540,806
3.240%,  (LIBOR 1M +
2.250%), 1/15/2024
b
518,092
Consolidated Energy Finance SA,
Term Loan
397,912
3.205%,  (LIBOR 1M +
2.500%), 5/7/2025
b,c
278,539

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (0.9%)
a
Value
Energy (<0.1%) - continued
Fieldwood Energy, LLC, Term Loan
$ 535,000
7.027%,  (LIBOR 3M + 5.250%),
4/11/2022
b
$ 167,187
McDermott Technology (Americas),
Inc., Term Loan
729,506
7.250%,  (PRIME + 4.000%),
5/10/2025
b,f
206,691
Radiate Holdco, LLC, Term Loan
1,661,470
3.989%,  (LIBOR 1M +
3.000%), 2/1/2024
b
1,523,020
Total 3,055,003
Financials (0.1%)
Avolon TLB Borrower 1 US, LLC, Term
Loan
310,410
2.523%,  (LIBOR 1M +
1.750%), 1/15/2025
b
275,231
Blackstone CQP Holdco, LP, Term
Loan
714,600
4.616%,  (LIBOR 3M +
3.500%), 9/30/2024
b
555,959
Cyxtera DC Holdings, Inc., Term Loan
624,203
4.000%,  (LIBOR 1M +
3.000%), 5/1/2024
b
400,114
70,000
8.050%,  (LIBOR 1M + 7.250%),
5/1/2025
b
24,811
Digicel International Finance, Ltd.,
Term Loan
1,095,949
4.870%,  (LIBOR 3M +
3.250%), 5/27/2024
b
847,991
GGP Nimbus, LLC, Term Loan
788,000
3.489%,  (LIBOR 1M +
2.500%), 8/24/2025
b
551,600
Harland Clarke Holdings Corporation,
Term Loan
834,511
6.463%,  (LIBOR 3M +
4.750%), 11/3/2023
b
502,534
Level 3 Financing, Inc., Term Loan
680,000
2.739%,  (LIBOR 1M +
1.750%), 3/1/2027
b
632,400
MoneyGram International, Inc., Term
Loan
402,042
6.989%,  (LIBOR 1M +
6.000%), 6/30/2023
b
287,460
Northriver Midstream Finance, LP,
Term Loan
553,598
5.159%,  (LIBOR 3M +
3.250%), 10/1/2025
b
422,235
Tronox Finance, LLC, Term Loan
847,432
3.930%,  (LIBOR 1M +
2.750%), 9/22/2024
b
737,867
Total 5,238,202
Technology (0.1%)
Prime Security Services Borrower,
LLC, Term Loan
1,791,000
4.606%,  (LIBOR 1M +
3.250%), 9/23/2026
b
1,599,363
Rackspace Hosting, Inc., Term Loan
1,314,223
4.763%,  (LIBOR 3M +
3.000%), 11/3/2023
b
1,136,803
SS&C Technologies, Inc., Term Loan
235,247
2.739%,  (LIBOR 1M +
1.750%), 4/16/2025
b
219,368
Principal
Amount Bank Loans (0.9%)
a
Value
Technology (0.1%) - continued
$ 167,865
2.739%,  (LIBOR 1M +
1.750%), 4/16/2025
b
$ 156,534
216,666
2.739%,  (LIBOR 1M +
1.750%), 4/16/2025
b
202,177
Zayo Group Holdings, Inc., Term Loan
980,000
3.989%,  (LIBOR 1M +
3.000%), 3/9/2027
b,c,d,e
921,200
Total 4,235,445
Transportation (<0.1%)
Genesee & Wyoming, Inc., Term Loan
610,000
3.450%,  (LIBOR 3M +
2.000%), 12/30/2026
b
581,409
United Airlines, Inc., Term Loan
230,000
2.739%,  (LIBOR 3M +
1.750%), 4/1/2024
b,c,d,e
207,000
Total 788,409
Utilities (<0.1%)
Core and Main, LP, Term Loan
498,525
4.331%,  (LIBOR 1M +
2.750%), 8/1/2024
b
437,455
EnergySolutions, LLC, Term Loan
319,312
5.200%,  (LIBOR 3M +
3.750%), 5/11/2025
b,c
274,609
Talen Energy Supply, LLC, Term Loan
288,550
4.739%,  (LIBOR 1M +
3.750%), 7/8/2026
b
249,596
Total 961,660
Total Bank Loans
(cost $55,481,651) 46,753,737
Shares
Registered Investment Companies
( 43.7% ) Value
Unaffiliated  (0.7%)
26,683 Health Care Select Sector SPDR
Fund 2,363,580
20,000 Invesco Senior Loan ETF 409,200
27,064 iShares Russell 2000 Value Index
Fund 2,220,060
17,333 ProShares Ultra S&P 500
g
1,541,077
41,039 SPDR Bloomberg Barclays High Yield
Bond ETF 3,888,035
94,773 SPDR S&P 500 ETF Trust
g
24,427,741
25,543 SPDR S&P Biotech ETF
g
1,978,050
20,000 Vanguard Short-Term Corporate
Bond ETF 1,582,000
Total 38,409,743
Affiliated  (43.0%)
8,160,711 Thrivent Core Emerging Markets
Debt Fund 72,140,685
1,499,423 Thrivent Core Emerging Markets
Equity Fund
h
11,725,485
22,617,120 Thrivent Core International Equity
Fund 168,045,203
28,116,060 Thrivent Core Low Volatility Equity
Fund 277,786,674
29,253,896 Thrivent Global Stock Portfolio 316,746,558
13,049,471 Thrivent High Yield Portfolio 53,113,955
17,179,971 Thrivent Income Portfolio 175,448,736
55,987,573 Thrivent International Allocation
Portfolio 428,562,479
25,537,074 Thrivent Large Cap Value Portfolio 353,218,590

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment Companies
(43.7%) Value
Affiliated  (43.0%)- continued
10,249,134 Thrivent Limited Maturity Bond
Portfolio $ 98,334,293
24,776,142 Thrivent Mid Cap Stock Portfolio 345,726,283
5,774,013 Thrivent Small Cap Stock Portfolio 78,694,028
Total 2,379,542,969
Total Registered Investment
Companies (cost $2,636,297,130) 2,417,952,712
Shares Common Stock ( 29.7% ) Value
Communications Services (1.8%)
129,574 Activision Blizzard, Inc.
h
7,707,062
31,465 Alphabet, Inc., Class A
h
36,560,757
2,790 Alphabet, Inc., Class C
h
3,244,240
126,771 AMC Entertainment Holdings, Inc.
g
400,596
6,678 AMC Networks, Inc.
h
162,342
26,964 AT&T, Inc. 786,001
39,770 Auto Trader Group plc
i
214,908
4,487 Boingo Wireless, Inc.
h
47,607
2,653 Carsales.com, Ltd. 19,063
29,342 CenturyLink, Inc. 277,575
17,447 Cinemark Holdings, Inc. 177,785
47,785 Comcast Corporation 1,642,848
17,609 Consolidated Communications
Holdings, Inc. 80,121
2,410 Discovery, Inc., Class A
g,h
46,850
23,452 DISH Network Corporation
h
468,805
18,750 EchoStar Corporation
h
599,438
96,147 Facebook, Inc.
h
16,037,320
83,571 Gannett Company, Inc.
g
123,685
6,302 Hemisphere Media Group, Inc.
h
53,819
21,000 HKT Trust and HKT, Ltd. 28,561
38,319 Interpublic Group of Companies, Inc. 620,385
742 Ipsos SA 15,396
36,958 Lions Gate Entertainment
Corporation, Class A
h
224,705
30,405 Lions Gate Entertainment
Corporation, Class B
h
169,660
148,136 Live Nation Entertainment, Inc.
g,h
6,734,263
20,342 Mediaset Espana Comunicacion SA 74,277
43,476 Meredith Corporation
g
531,277
7,793 News Corporation, Class B 70,059
2,423 Orange SA 29,336
185,092 ORBCOMM, Inc.
h
451,624
180,195 QuinStreet, Inc.
h
1,450,570
1,885 Rightmove plc 11,368
14,276 RingCentral, Inc.
h
3,025,227
1,041 Roku, Inc.
h
91,067
8,722 Scholastic Corporation 222,324
18,782 Seven West Media, Ltd.
h
913
5,326 Sinclair Broadcast Group, Inc. 85,642
6,900 SoftBank Corporation 87,897
1,000 SoftBank Group Corporation 35,402
30,483 Take-Two Interactive Software, Inc.
h
3,615,589
58,238 Tegna, Inc. 632,465
131,111 Telecom Italia SPA 53,070
12,589 Telefonica SA 57,294
4,777 Telephone & Data Systems, Inc. 80,063
7,300 TV Asahi Holdings Corporation 110,638
23,365 Twitter, Inc.
h
573,844
140,222 Uber Technologies, Inc.
h
3,914,998
45,322 Verizon Communications, Inc. 2,435,151
12,028 ViacomCBS, Inc. 168,512
8,926 Vodafone Group plc 12,349
20,774 Walt Disney Company 2,006,768
Shares Common Stock (29.7%) Value
Communications Services (1.8%) - continued
1,650 Wolters Kluwer NV $ 116,794
17,804 Zillow Group, Inc.
h
604,802
Total 96,993,112
Consumer Discretionary (3.6%)
18,159 Abercrombie & Fitch Company
g
165,065
17,580 Adient plc
h
159,451
58,220 Alibaba Group Holding, Ltd. ADR
h
11,322,626
32,214 Amazon.com, Inc.
h
62,808,280
9,099 American Axle & Manufacturing
Holdings, Inc.
h
32,847
39,631 American Eagle Outfitters, Inc. 315,066
2,125 American Public Education, Inc.
h
50,851
1,000 AOKI Holdings, Inc. 6,697
1,900 Aoyama Trading Company, Ltd. 16,255
15,337 Aptiv plc 755,194
39,244 At Home Group, Inc.
g,h
79,273
1,100 Autobacs Seven Company, Ltd. 12,662
431 AutoZone, Inc.
h
364,626
9,326 Beazer Homes USA, Inc.
h
60,059
92,655 Bed Bath & Beyond, Inc.
g
390,078
1,447 Berkeley Group Holdings plc 64,585
13,683 Big Lots, Inc. 194,572
1,196 Booking Holdings, Inc.
h
1,609,003
2,411 Boyd Gaming Corporation 34,767
600 Bridgestone Corporation 18,366
53,558 Bright Horizons Family Solutions,
Inc.
h
5,462,916
30,783 Burlington Stores, Inc.
h
4,877,874
11,638 Caleres, Inc. 60,518
7,232 Carnival Corporation 95,245
7,742 Century Casinos, Inc.
h
18,658
88,748 Chico's FAS, Inc. 114,485
14,784 Chipotle Mexican Grill, Inc.
h
9,674,650
1,200 Chiyoda Company, Ltd. 12,912
2,229 Churchill Downs, Inc. 229,476
16,100 Citizen Watch Company, Ltd. 56,804
207,619 Cooper-Standard Holdings, Inc.
h
2,132,247
122,731 Crocs, Inc.
h
2,085,200
24,549 Culp, Inc. 180,681
10,945 D.R. Horton, Inc. 372,130
14,043 Dana, Inc. 109,676
7,900 Denso Corporation 252,440
142,792 Designer Brands, Inc. 711,104
10,618 Domino's Pizza, Inc. 3,440,975
102,685 Duluth Holdings, Inc.
g,h
411,767
13,653 Eldorado Resorts, Inc.
h
196,603
36,952 Emerald Holding, Inc 95,706
18,674 Ethan Allen Interiors, Inc. 190,848
60,885 Etsy, Inc.
h
2,340,419
500 Exedy Corporation 7,359
30,836 Express, Inc.
h
45,946
14,120 Extended Stay America, Inc. 103,217
72,229 Five Below, Inc.
h
5,083,477
27,990 Foot Locker, Inc. 617,179
63,111 Fossil, Inc.
g,h
207,635
20,000 Galaxy Entertainment Group, Ltd. 105,336
70,358 GameStop Corporation
g,h
246,253
25,949 Garrett Motion, Inc.
h
74,214
27,169 Genuine Parts Company 1,829,289
27,733 Goodyear Tire & Rubber Company 161,406
16,872 Grand Canyon Education, Inc.
h
1,287,080
967 Group 1 Automotive, Inc. 42,799
7,709 GrubHub, Inc.
h
313,988
15,896 Hertz Global Holdings, Inc.
h
98,237
85,777 Home Depot, Inc. 16,015,424

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (29.7%) Value
Consumer Discretionary (3.6%) - continued
4,537 Hooker Furniture Corporation $ 70,823
1,463 Industria de Diseno Textil SA 37,912
39,988 Knoll, Inc. 412,676
35,153 L Brands, Inc. 406,369
23,471 Lear Corporation 1,907,019
16,500 Lowe's Companies, Inc. 1,419,825
5,024 Lululemon Athletica, Inc.
h
952,299
4,950 Lumber Liquidators Holdings, Inc.
h
23,215
66,960 Macy's, Inc.
g
328,774
2,040 Madison Square Garden Company
h
431,276
16,286 Marcus Corporation 200,643
2,508 Marriott Vacations Worldwide
Corporation 139,395
101,238 Mattel, Inc.
h
891,907
11,282 McDonald's Corporation 1,865,479
75,415 Michaels Companies, Inc.
h
122,172
12,814 Modine Manufacturing Company
h
41,645
2,315 Mohawk Industries, Inc.
h
176,496
14,985 Moneysupermarket.com Group plc 55,685
105,312 Movado Group, Inc. 1,244,788
2,899 Netflix, Inc.
h
1,088,574
3,265 Newell Brands, Inc. 43,359
5,400 NHK Spring Company, Ltd. 35,224
107,835 NIKE, Inc. 8,922,268
2,500 Nissan Motor Company, Ltd. 8,364
4,257 Norwegian Cruise Line Holdings,
Ltd.
h
46,657
1,223 NVR, Inc.
h
3,142,022
104,203 Office Depot, Inc. 170,893
70,250 Ollie's Bargain Outlet Holdings, Inc.
g,h
3,255,385
1,100 Onward Holdings Company, Ltd. 4,835
30,798 Oxford Industries, Inc. 1,116,735
22,852 Park Hotels & Resorts, Inc. 180,759
900 Park24 Company, Ltd. 13,267
58,008 Party City Holdco, Inc.
h
26,585
53,739 Penn National Gaming, Inc.
h
679,798
135,674 Planet Fitness, Inc.
h
6,607,324
305,328 Playa Hotels and Resorts NV
h
534,324
900 PLENUS Company, Ltd.
g
15,390
1,676 PVH Corporation 63,085
85,274 Qurate Retail, Inc.
h
520,598
98,983 Red Rock Resorts, Inc. 846,305
9,342 Redrow plc 41,412
7,349 RH
h
738,354
1,300 Rinnai Corporation 91,638
12,564 Ruth's Hospitality Group, Inc. 83,928
15,811 Sally Beauty Holdings, Inc.
h
127,753
2,300 Sangetsu Company, Ltd. 34,043
1,100 SHIMAMURA Company, Ltd. 66,477
18,479 Signet Jewelers, Ltd. 119,190
25,534 Six Flags Entertainment Corporation 320,196
37,492 Skyline Corporation
h
587,875
10,870 Sony Corporation ADR 643,287
32,901 Standard Motor Products, Inc. 1,367,695
24,300 Sumitomo Electric Industries, Ltd. 253,886
500 Sumitomo Forestry Company, Ltd. 6,384
13,100 Sumitomo Rubber Industries, Ltd. 123,046
1,007 Super Retail Group, Ltd. 2,880
42,903 Tailored Brands, Inc.
g
74,651
400 Takara Standard Company, Ltd. 6,114
2,573 Tapestry, Inc. 33,320
32,070 Taylor Morrison Home Corporation
h
352,770
35,109 Taylor Wimpey plc 50,520
30,960 Tenneco, Inc.
h
111,456
110,084 Texas Roadhouse, Inc. 4,546,469
7,852 Thor Industries, Inc.
g
331,197
Shares Common Stock (29.7%) Value
Consumer Discretionary (3.6%) - continued
30,437 TJX Companies, Inc. $ 1,455,193
3,463 Toll Brothers, Inc. 66,663
2,400 Toyoda Gosei Company, Ltd. 40,845
43,883 Tupperware Brands Corporation 71,090
14,035 Ulta Beauty, Inc.
h
2,465,949
400 United Arrows, Ltd. 6,016
7,613 Urban Outfitters, Inc.
h
108,409
18,818 Vail Resorts, Inc. 2,779,607
874 Williams-Sonoma, Inc. 37,162
46,138 Wingstop, Inc. 3,677,199
32,711 Workhorse Group, Inc.
g,h
59,207
5,263 Wynn Resorts, Ltd. 316,780
73,327 Zumiez, Inc.
h
1,270,024
Total 198,341,330
Consumer Staples (0.9%)
2,728 Andersons, Inc. 51,150
2,066 Anheuser-Busch InBev NV 91,255
1,400 Arcs Company, Ltd. 25,151
19,958 B&G Foods, Inc. 361,040
847 Beyond Meat, Inc.
g,h
56,410
23,117 BJ's Wholesale Club Holdings, Inc.
h
588,790
1,627 Carlsberg AS 183,167
48,133 Casey's General Stores, Inc. 6,377,141
6,037 Central Garden & Pet Company
h
166,017
73,806 Coca-Cola Company 3,265,915
34,713 Colgate-Palmolive Company 2,303,555
5,407 Costco Wholesale Corporation 1,541,698
306,981 Cott Corporation 2,781,248
9,440 Edgewell Personal Care Company
h
227,315
3,379 Energizer Holdings, Inc. 102,215
1,810 ForFarmers BV 11,259
400 Glanbia plc 4,354
144,024 Hain Celestial Group, Inc.
h
3,740,303
34,924 John B. Sanfilippo & Son, Inc. 3,122,206
1,100 Kewpie Corporation 22,016
3,454 Kimberly-Clark Corporation 441,663
6 Lindt & Spruengli AG 50,361
219 L'Oreal SA 56,680
400 Ministop Company, Ltd. 5,396
32,331 Monster Beverage Corporation
h
1,818,942
4,574 Nestle SA 468,230
21,092 PepsiCo, Inc. 2,533,149
102,952 Philip Morris International, Inc. 7,511,378
30,282 Procter & Gamble Company 3,331,020
431 Reckitt Benckiser Group plc 32,832
6,928 Seneca Foods Corporation
h
275,596
78,086 Simply Good Foods Company
h
1,503,936
7,622 Sprouts Farmers Markets, Inc.
h
141,693
2,300 Sugi Holdings Company, Ltd. 123,164
6,000 Sundrug Company, Ltd. 192,265
8,725 TreeHouse Foods, Inc.
h
385,209
215,605 Turning Point Brands, Inc. 4,551,422
2,053 Unilever NV 100,908
32,365 United Natural Foods, Inc.
h
297,111
21,216 Vector Group, Ltd. 199,855
24,389 Wal-Mart Stores, Inc. 2,771,078
Total 51,814,093
Energy (0.4%)
64,948 Abraxas Petroleum Corporation
h
7,859
128,524 Antero Midstream Corporation
g
269,900
4,718 Apache Corporation 19,721
250,773 Archrock, Inc. 942,906
27,348 BP plc ADR 667,018
239,001 Callon Petroleum Company
h
130,949

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (29.7%) Value
Energy (0.4%) - continued
65,811 Centennial Resource Development,
Inc.
h
$ 17,308
14,333 Chevron Corporation 1,038,569
86,589 Cimarex Energy Company 1,457,293
24,926 Concho Resources, Inc. 1,068,079
7,420 ConocoPhillips 228,536
63,486 Continental Resources, Inc.
g
485,033
4,778 Contura Energy, Inc.
h
11,228
44,156 Core Laboratories NV
g
456,573
41,008 Devon Energy Corporation 283,365
60,440 Diamond Offshore Drilling, Inc.
g,h
110,605
20,101 Diamondback Energy, Inc. 526,646
5,493 Eni SPA 54,587
127,734 EnLink Midstream, LLC 140,507
19,087 Enterprise Products Partners, LP 272,944
17,186 EOG Resources, Inc. 617,321
66,340 EQT Corporation 469,024
39,304 Equitrans Midstream Corporation 197,699
264,922 Euronav NV 2,988,320
5,593 Evolution Petroleum Corporation 14,598
41,375 Exterran Corporation
h
198,600
20,686 Exxon Mobil Corporation 785,447
54,606 Frank's International NV
h
141,430
188 Gaztransport Et Technigaz SA 13,536
63,400 Gran Tierra Energy, Inc.
h
15,894
68,878 Halliburton Company 471,814
40,802 Helmerich & Payne, Inc. 638,551
51,600 JXTG Holdings, Inc. 175,821
37,013 Liberty Oilfield Services, Inc. 99,565
168,423 Marathon Oil Corporation 554,112
16,550 Marathon Petroleum Corporation 390,911
238,850 Nabors Industries, Ltd. 93,175
63,043 NexTier Oilfield Solutions, Inc.
h
73,760
241,852 Nine Energy Service, Inc.
h
195,489
45,157 Oceaneering International, Inc.
h
132,762
6,866 Oil States International, Inc.
h
13,938
397 OMV AG 10,865
8,017 ONEOK, Inc. 174,851
18,481 Pacific Drilling SA
g,h
7,947
86,902 Patterson-UTI Energy, Inc. 204,220
13,125 PDC Energy, Inc.
h
81,506
31,403 Peabody Energy Corporation 91,069
4,436 Penn Virginia Corporation
h
13,707
9,567 Pioneer Natural Resources Company 671,125
35,829 Plains GP Holdings, LP 201,001
18,127 ProPetro Holding Corporation
h
45,318
435,430 QEP Resources, Inc. 145,651
9,722 Royal Dutch Shell plc, Class A 168,907
15,679 Royal Dutch Shell plc, Class B 263,000
28,078 RPC, Inc.
g
57,841
17,592 Schlumberger, Ltd. 237,316
86,980 SEACOR Holdings, Inc.
h
2,344,981
245,510 Southwestern Energy Company
h
414,912
131,496 Talos Energy, Inc.
h
756,102
22,826 Targa Resources Corporation 157,728
1,268 Total SA 47,777
1,547 TransCanada Energy Corporation 68,759
240,603 Transocean, Ltd.
g,h
279,099
61,094 WPX Energy, Inc.
h
186,337
Total 23,101,412
Financials (3.7%)
1,110 1st Source Corporation 35,997
8,813 AB Industrivarden 168,747
15,101 Aflac, Inc. 517,058
43,594 AG Mortgage Investment Trust, Inc. 119,448
Shares Common Stock (29.7%) Value
Financials (3.7%) - continued
6,000 AIA Group, Ltd. $ 53,728
68,915 Air Lease Corporation 1,525,778
4,285 Alleghany Corporation 2,366,820
2,294 Allianz SE 390,663
42,491 Ally Financial, Inc. 613,145
6,894 American Equity Investment Life
Holding Company 129,607
44,049 American Express Company 3,771,035
100,766 American Financial Group, Inc. 7,061,681
11,285 American International Group, Inc. 273,661
12,501 Ameriprise Financial, Inc. 1,281,102
56,709 Ameris Bancorp 1,347,406
4,927 Aon plc 813,152
7,028 Argo Group International Holdings,
Ltd. 260,458
3,039 ARMOUR Residential REIT, Inc. 26,774
30,929 Arthur J. Gallagher & Company 2,521,023
12,180 Artisan Partners Asset Management,
Inc. 261,748
50,604 Associated Banc-Corp 647,225
195,285 Assured Guaranty, Ltd. 5,036,400
1,833 Baloise Holding AG 238,972
23,178 Bank Leumi Le-Israel BM 127,803
321,787 Bank of America Corporation 6,831,538
5,278 Bank of Marin Bancorp 158,340
3,089 Bank of Montreal 155,976
71,274 Bank of N.T. Butterfield & Son, Ltd. 1,213,796
14,635 Bank of New York Mellon Corporation 492,907
24,740 BankFinancial Corporation 217,959
13,908 BankUnited, Inc. 260,080
35,035 Banner Corporation 1,157,556
16,138 Berkshire Hathaway, Inc.
h
2,950,511
5,137 BlackRock, Inc. 2,260,126
6,795 BOK Financial Corporation 289,195
127,810 Boston Private Financial Holdings,
Inc. 913,841
149,790 Bridgewater Bancshares, Inc.
h
1,460,453
14,694 Brighthouse Financial, Inc.
h
355,154
189,463 BrightSphere Investment Group 1,210,669
10,196 Brown & Brown, Inc. 369,299
10,993 Byline Bancorp, Inc. 113,997
6,257 Cadence Bancorporation 40,983
12,597 Capital One Financial Corporation 635,141
25,591 Cboe Global Markets, Inc. 2,283,997
197,141 Charles Schwab Corporation 6,627,880
4,506 Chubb, Ltd. 503,275
19,125 CI Financial Corporation 189,850
13,396 Cincinnati Financial Corporation 1,010,728
34,357 CIT Group, Inc. 593,002
48,041 Citigroup, Inc. 2,023,487
62,962 Citizens Financial Group, Inc. 1,184,315
3,556 CME Group, Inc. 614,868
964 CNP Assurances 9,334
18,710 Cohen & Steers, Inc. 850,370
105,303 Comerica, Inc. 3,089,590
3,403 Commonwealth Bank of Australia 128,395
2,653 Community Bank System, Inc. 155,996
39,122 Community Trust Bancorp, Inc. 1,243,688
52,455 Cullen/Frost Bankers, Inc. 2,926,464
13,800 DBS Group Holdings, Ltd. 180,064
674 Deutsche Boerse AG 92,597
6,721 Deutsche Pfandbriefbank AG
i
50,738
1,147 Diamond Hill Investment Group, Inc. 103,505
24,826 Discover Financial Services 885,543
13,745 DnB ASA 153,132
13,243 Ellington Residential Mortgage REIT 70,188

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (29.7%) Value
Financials (3.7%) - continued
12,519 Enstar Group, Ltd.
h
$ 1,991,147
12,443 Enterprise Financial Services
Corporation 347,284
47,221 Essent Group, Ltd. 1,243,801
3,310 Euronext NV
i
243,726
610,151 Everi Holdings, Inc.
h
2,013,498
8,373 FBL Financial Group, Inc. 390,768
3,260 Federal Agricultural Mortgage
Corporation 181,354
34,361 Fifth Third Bancorp 510,261
26,642 Financial Institutions, Inc. 483,286
17,632 First American Financial Corporation 747,773
2,366 First Bancshares, Inc. 45,120
53,898 First Busey Corporation 922,195
5,126 First Citizens BancShares, Inc. 1,706,292
58,139 First Defiance Financial Corporation 856,969
20,534 First Financial Corporation 692,406
138,052 First Interstate BancSystem, Inc. 3,981,420
1,557 First Mid-Illinois Bancshares, Inc. 36,963
33,911 First Midwest Bancorp, Inc. 448,812
3,956 First of Long Island Corporation 68,637
21,599 First Republic Bank 1,777,166
33,226 FlexiGroup, Ltd. 15,357
2,700 Goldman Sachs Group, Inc. 417,393
40,868 Great Southern Bancorp, Inc. 1,651,067
36,336 Great Western Bancorp, Inc. 744,161
68,801 Hamilton Lane, Inc. 3,805,383
15,340 Hancock Whitney Corporation 299,437
2,596 Hanmi Financial Corporation 28,167
27,339 Hanover Insurance Group, Inc. 2,476,367
24,410 Hartford Financial Services Group,
Inc. 860,208
78,556 Heartland Financial USA, Inc. 2,372,391
263,264 Heritage Commerce Corporation 2,019,235
2,591 Heritage Financial Corporation 51,820
34,380 Hometrust Bancshares, Inc. 547,330
46,939 Horizon Bancorp, Inc. 462,819
33,373 Houlihan Lokey, Inc. 1,739,401
10,284 HSBC Holdings plc 57,732
45,793 Independent Bank Corporation 589,356
60,734 Interactive Brokers Group, Inc. 2,621,887
18,105 Intercontinental Exchange, Inc. 1,461,979
13,959 International Bancshares
Corporation 375,218
54,235 Israel Discount Bank, Ltd. 158,142
24,707 J.P. Morgan Chase & Company 2,224,371
3,095 Janus Henderson Group plc 47,415
29,450 Kemper Corporation 2,190,197
91,381 KeyCorp 947,621
442 L E Lundbergforetagen AB 17,918
16,686 Lakeland Bancorp, Inc. 180,376
3,490 Laurentian Bank of Canada 75,787
12,662 Loews Corporation 441,017
20,799 M&T Bank Corporation 2,151,241
13,989 Manulife Financial Corporation 175,645
1,093 Markel Corporation
h
1,014,184
5,097 Marsh & McLennan Companies, Inc. 440,687
7,521 Mercantile Bank Corporation 159,220
45,592 Meridian Bancorp, Inc. 511,542
13,137 MetLife, Inc. 401,598
52,686 MidWestOne Financial Group, Inc. 1,103,245
1,194 Mizrahi Tefahot Bank, Ltd. 21,976
19,493 Morgan Stanley 662,762
948 Morningstar, Inc. 110,205
14,133 Mr. Cooper Group, Inc.
h
103,595
11,639 MSCI, Inc. 3,363,205
Shares Common Stock (29.7%) Value
Financials (3.7%) - continued
1,147 National Bank of Canada $ 44,330
577 National Western Life Group, Inc. 99,244
8,403 Natixis 26,757
2,735 NBT Bancorp, Inc. 88,587
29,871 Northern Trust Corporation 2,254,066
11,492 Northwest Bancshares, Inc. 132,962
5,500 OFG Bancorp 61,490
8,241 Old Republic International
Corporation 125,675
21,799 Old Second Bancorp, Inc. 150,631
880 Onex Corporation 32,210
9,767 PacWest Bancorp 175,025
1,135 Paragon Banking Group plc 4,642
911 Pargesa Holding SA 60,147
782 Park National Corporation 60,714
16,859 PCSB Financial Corporation 235,857
1,734 Peapack-Gladstone Financial
Corporation 31,125
7,641 Peoples Bancorp, Inc. 169,248
4,130 PNC Financial Services Group, Inc. 395,324
128,576 Popular, Inc. 4,500,160
3,639 Power Corporation of Canada 58,543
27,362 Primerica, Inc. 2,420,990
156,580 Prosight Global, Inc.
h
1,526,655
4,017 Provident Financial Services, Inc. 51,659
3,256 Prudential Financial, Inc. 169,768
31,409 QCR Holdings, Inc. 850,242
33,636 Radian Group, Inc. 435,586
69,365 Raymond James Financial, Inc. 4,383,868
3,924 Ready Capital Corporation 28,331
29,523 Reinsurance Group of America, Inc. 2,484,065
19,396 Renasant Corporation 423,609
1,950 Royal Bank of Canada 120,786
37,610 S&P Global, Inc. 9,216,331
4,189 Safety Insurance Group, Inc. 353,677
13,557 Sandy Spring Bancorp, Inc. 306,930
43,365 Santander Consumer USA Holdings,
Inc.
g
603,207
173,000 Seacoast Banking Corporation of
Florida
h
3,167,630
62,622 SEI Investments Company 2,901,903
2,134 Selective Insurance Group, Inc. 106,060
2,500 Senshu Ikeda Holdings, Inc. 3,769
2,700 Singapore Exchange, Ltd. 17,389
22,141 SLM Corporation 159,194
56,536 Spirit of Texas Bancshares, Inc.
h
584,582
2,250 Starwood Property Trust, Inc. 23,063
75,657 State Auto Financial Corporation 2,102,508
7,039 Sun Life Financial, Inc. 226,430
29,432 SVB Financial Group
h
4,446,587
750 Swiss Life Holding AG 251,735
232,756 Synovus Financial Corporation 4,087,195
27,322 T. Rowe Price Group, Inc. 2,667,993
1,677 TCF Financial Corporation 38,001
9,468 Territorial Bancorp, Inc. 232,439
29,364 TMX Group, Ltd. 2,186,077
441 Topdanmark AS 17,696
12,286 Toronto-Dominion Bank 522,327
26,927 TPG RE Finance Trust, Inc. 147,829
20,705 TriCo Bancshares 617,423
60,415 Triumph Bancorp, Inc.
h
1,570,790
77,099 TrustCo Bank Corporation 417,106
19,195 U.S. Bancorp 661,268
1,625 UMB Financial Corporation 75,368
14,238 Umpqua Holdings Corporation 155,194
3,138 Univest Financial Corporation 51,212

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (29.7%) Value
Financials (3.7%) - continued
237 Virtus Investment Partners, Inc. $ 18,038
15,081 Washington Trust Bancorp, Inc. 551,361
74,136 Webster Financial Corporation 1,697,714
14,523 Wells Fargo & Company 416,810
13,451 WesBanco, Inc. 318,789
1,994 Westamerica Bancorporation 117,207
38,026 Western Alliance Bancorp 1,163,976
1,387 Westwood Holdings Group, Inc. 25,396
80,567 Wintrust Financial Corporation 2,647,432
111,382 Zions Bancorporations NA 2,980,582
Total 202,894,007
Health Care (4.5%)
28,631 Abbott Laboratories 2,259,272
5,724 AbbVie, Inc. 436,112
2,635 Acceleron Pharma, Inc.
h
236,807
40,842 ADMA Biologics, Inc.
h
117,625
19,536 Aduro Biotech, Inc.
h
53,529
43,625 Aerie Pharmaceuticals, Inc.
g,h
588,937
17,486 Agenus, Inc.
h
42,841
22,869 Agile Therapeutics, Inc.
h
42,536
36,646 Agilent Technologies, Inc. 2,624,587
58,947 Agios Pharmaceuticals, Inc.
h
2,091,440
11,802 Akebia Therapeutics, Inc.
h
89,459
11,618 Alexion Pharmaceuticals, Inc.
h
1,043,180
3,842 Align Technology, Inc.
h
668,316
20,169 Alkermes plc
h
290,837
10,564 AmerisourceBergen Corporation 934,914
13,878 Amgen, Inc. 2,813,487
21,154 AnaptysBio, Inc.
h
298,906
16,211 Anavex Life Sciences Corporation
g,h
51,065
16,157 Arena Pharmaceuticals, Inc.
h
678,594
5,599 Argenx SE ADR
h
737,556
5,229 Assembly Biosciences, Inc.
h
77,546
11,175 Atara Biotherapeutics, Inc.
h
95,099
4,649 Athenex, Inc.
h
35,983
510 Atrion Corporation 331,500
3,008 AVROBIO, Inc.
h
46,804
117,908 Axonics Modulation Technologies,
Inc.
g,h
2,996,042
2,524 Axsome Therapeutics, Inc.
h
148,487
26,923 Bausch Health Companies, Inc.
h
417,306
3,593 Becton, Dickinson and Company 825,564
3,032 Biogen, Inc.
h
959,264
24,354 Biohaven Pharmaceutical Holding
Company, Ltd.
h
828,767
18,652 BioMarin Pharmaceutical, Inc.
h
1,576,094
7,274 Bio-Rad Laboratories, Inc.
h
2,549,973
37,952 Bio-Techne Corporation 7,196,458
8,735 Bluebird Bio, Inc.
h
401,461
1,719 Blueprint Medicines Corporation
h
100,527
4,200 Bruker Corporation 150,612
180,741 Catalent, Inc.
h
9,389,495
5,676 CEL-SCI Corporation
h
65,501
16,660 Centene Corporation
h
989,771
15,650 Charles River Laboratories
International, Inc.
h
1,975,186
5,004 Chemed Corporation 2,167,733
4,249 Cigna Holding Company 752,838
13,109 Clovis Oncology, Inc.
g,h
83,373
21,327 Community Health Systems, Inc.
h
71,232
42,142 CryoLife, Inc.
h
713,043
2,408 CSL, Ltd. 436,503
20,473 CVS Health Corporation 1,214,663
10,353 CytomX Therapeutics, Inc.
h
79,408
6,472 Danaher Corporation 895,790
Shares Common Stock (29.7%) Value
Health Care (4.5%) - continued
2,800 Deciphera Pharmaceuticals, Inc.
h
$ 115,276
20,796 Dexcom, Inc.
h
5,599,739
29,859 Dynavax Technologies Corporation
h
105,402
42,109 Edwards Lifesciences Corporation
h
7,942,600
7,208 Encompass Health Corporation 461,528
34,666 Endo International plc
h
128,264
14,167 Gilead Sciences, Inc. 1,059,125
25,467 GlaxoSmithKline plc 477,866
2,950 Global Blood Therapeutics, Inc.
h
150,716
2,913 Grifols SA 97,461
95,298 Guardant Health, Inc.
h
6,632,741
162,068 Halozyme Therapeutics, Inc.
h
2,915,603
7,936 HCA Healthcare, Inc. 713,050
4,931 HealthStream, Inc.
h
118,097
27,964 Hill-Rom Holdings, Inc. 2,813,178
19,512 Humana, Inc. 6,127,158
45,507 iBio, Inc.
h
48,237
60,317 ImmunoGen, Inc.
h
205,681
33,964 Immunomedics, Inc.
h
457,835
7,581 Insmed, Inc.
h
121,523
52,156 Inspire Medical Systems, Inc.
h
3,143,964
13,585 Insulet Corporation
h
2,250,763
3,044 Intra-Cellular Therapies, Inc.
h
46,786
23,590 Intuitive Surgical, Inc.
h
11,682,004
6,880 Invitae Corporation
h
94,050
10,431 Iovance Biotherapeutics, Inc.
h
312,252
12,565 IQVIA Holding, Inc.
h
1,355,261
5,557 Jazz Pharmaceuticals, Inc.
h
554,255
47,602 Johnson & Johnson 6,242,050
23,612 Kadmon Holdings, Inc.
h
98,934
600 KYORIN Holdings, Inc. 12,252
6,043 Laboratory Corporation of America
Holdings
h
763,775
88,195 LHC Group, Inc.
h
12,364,939
14,077 Ligand Pharmaceuticals, Inc.
g,h
1,023,679
193 LNA Sante 8,062
11,108 MacroGenics, Inc.
h
64,649
44,162 Medtronic plc 3,982,529
31,155 Merck & Company, Inc. 2,397,066
6,859 Mersana Therapeutics, Inc.
h
39,988
6,666 Mesa Laboratories, Inc.
g
1,507,116
1,082 Mirati Therapeutics, Inc.
h
83,173
10,561 Molina Healthcare, Inc.
h
1,475,477
2,869 Momenta Pharmaceuticals, Inc.
h
78,037
12,060 Myovant Sciences, Ltd.
h
91,053
6,500 Myriad Genetics, Inc.
h
93,015
90,192 Natera, Inc.
h
2,693,133
23,985 National Healthcare Corporation 1,720,444
17,400 Nektar Therapeutics
h
310,590
35,686 Neurocrine Biosciences, Inc.
h
3,088,623
20,424 Nevro Corporation
h
2,041,992
8,959 Novartis AG 739,107
8,783 Novo Nordisk AS 524,486
261,364 Optinose, Inc.
h
1,173,524
9,327 Orthifix Medical, Inc.
h
261,249
13,980 PerkinElmer, Inc. 1,052,414
51,865 Pfizer, Inc. 1,692,874
8,552 Portola Pharmaceuticals, Inc.
h
60,976
17,201 PRA Health Sciences, Inc.
h
1,428,371
9,828 Precision BioSciences, Inc.
h
59,263
4,029 Prothena Corporation plc
h
43,110
8,587 Puma Biotechnology, Inc.
h
72,474
4,567 Quest Diagnostics, Inc. 366,730
3,046 Reata Pharmaceuticals, Inc.
h
439,660
3,367 Recordati SPA 141,861
27,675 Repligen Corporation
h
2,671,745

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (29.7%) Value
Health Care (4.5%) - continued
17,782 ResMed, Inc. $ 2,619,111
23,093 Rite Aid Corporation
h
346,395
2,376 Roche Holding AG 764,459
11,284 Sage Therapeutics, Inc.
h
324,076
9,315 Sarepta Therapeutics, Inc.
h
911,193
29 Siegfried Holding AG 11,671
63,442 Silk Road Medical, Inc.
h
1,997,154
696 Sonova Holding AG 124,107
40,268 Spectrum Pharmaceuticals, Inc.
h
93,824
12,163 Stryker Corporation 2,025,018
1,770 Surmodics, Inc.
h
58,976
77,725 Syneos Health, Inc.
h
3,063,920
77,579 Tactile Systems Technology, Inc.
h
3,115,573
1,800 Takeda Pharmaceutical Company,
Ltd. 54,807
1,153 Teladoc Health, Inc.
h
178,727
22,145 Teleflex, Inc. 6,485,385
19,913 Tenet Healthcare Corporation
h
286,747
39,783 Thermo Fisher Scientific, Inc. 11,282,459
10,459 Tilray, Inc.
g,h
71,958
300 Tsumura & Company 7,650
4,490 U.S. Physical Therapy, Inc. 309,810
9,243 United Therapeutics Corporation
h
876,467
15,883 UnitedHealth Group, Inc. 3,960,903
6,300 Universal Health Services, Inc. 624,204
7,618 Varian Medical Systems, Inc.
h
782,064
91,034 Veeva Systems, Inc.
h
14,234,987
52,227 Vertex Pharmaceuticals, Inc.
h
12,427,415
16,971 Viking Therapeutics, Inc.
g,h
79,424
4,874 Waters Corporation
h
887,312
5,878 West Pharmaceutical Services, Inc. 894,926
193,131 Wright Medical Group NV
h
5,533,203
2,643 Zimmer Biomet Holdings, Inc. 267,154
136,003 Zoetis, Inc. 16,006,193
Total 251,018,130
Industrials (3.7%)
3,269 3M Company 446,251
35,265 A.O. Smith Corporation 1,333,370
2,690 Aalberts NV 64,446
7,939 AECOM
h
236,979
12,220 Aegion Corporation
h
219,105
59,378 Aerojet Rocketdyne Holdings, Inc.
h
2,483,782
158 Aeroports de Paris SA 15,264
69,917 AGCO Corporation 3,303,578
219,793 Altra Industrial Motion Corporation 3,844,180
19,186 American Airlines Group, Inc.
g
233,877
56,258 AMETEK, Inc. 4,051,701
83,507 Arcosa, Inc. 3,318,568
107,835 ASGN, Inc.
h
3,808,732
5,190 Assa Abloy AB 96,891
10,658 Atlas Air Worldwide Holdings, Inc.
h
273,591
7,045 Atlas Copco AB, Class A 234,276
2,769 Atlas Copco AB, Class B 80,548
9,224 Avis Budget Group, Inc.
h
128,214
62,810 AZZ, Inc. 1,766,217
5,778 Bloom Energy Corporation
g,h
30,219
23,751 Boeing Company 3,542,224
49,843 BWX Technologies, Inc. 2,427,853
4,474 Carlisle Companies, Inc. 560,503
61,150 Casella Waste Systems, Inc.
h
2,388,519
12,509 Caterpillar, Inc. 1,451,544
87,529 CBIZ, Inc.
h
1,831,107
44,538 Chart Industries, Inc.
h
1,290,711
1,334 CIA De Distribucion Integral 21,414
711 Columbus McKinnon Corporation 17,775
Shares Common Stock (29.7%) Value
Industrials (3.7%) - continued
12,967 Cornerstone Building Brands, Inc.
h
$ 59,130
10,146 CRA International, Inc. 338,978
58,016 Crane Company 2,853,227
34,553 CSW Industrials, Inc. 2,240,762
6,347 CSX Corporation 363,683
77,636 Curtiss-Wright Corporation 7,174,343
18,000 Delta Air Lines, Inc. 513,540
9,238 Douglas Dynamics, Inc. 328,041
72,697 EMCOR Group, Inc. 4,457,780
36,865 Emerson Electric Company 1,756,617
53,879 Encore Wire Corporation 2,262,379
25,710 Expeditors International of
Washington, Inc. 1,715,371
47,405 Fluor Corporation 327,569
46,503 Forrester Research, Inc.
h
1,359,283
30,636 FuelCell Energy, Inc.
g,h
46,260
193 Geberit AG 84,569
20,345 General Dynamics Corporation 2,691,847
18,775 Gorman-Rupp Company 585,968
1,700 GS Yuasa Corporation 22,751
16,816 GWA Group, Ltd.
g
26,961
1,700 Hanwa Company, Ltd. 26,323
9,352 Heico Corporation 697,753
29,036 Helios Technologies, Inc. 1,101,045
2,382 Herc Holdings, Inc.
h
48,736
5,700 Hino Motors, Ltd. 30,399
86,584 Honeywell International, Inc. 11,584,073
23,211 Hubbell, Inc. 2,663,230
7,326 Huntington Ingalls Industries, Inc. 1,334,870
7,257 ICF International, Inc. 498,556
54,314 IDEX Corporation 7,501,307
3,800 Inaba Denki Sangyo Company, Ltd. 80,737
4,957 Ingersoll - Rand, Inc.
h
122,934
5,120 Interface, Inc. 38,707
26,359 John Bean Technologies Corporation 1,957,683
14,518 Johnson Controls International plc 391,405
2,840 Kansas City Southern 361,191
1,772 Kennametal, Inc. 32,995
5,100 Kinden Corporation 75,044
4,553 Koninklijke Philips NV 186,934
5,015 Legrand SA 323,456
96,224 Lincoln Electric Holdings, Inc. 6,639,456
27,033 Lockheed Martin Corporation 9,162,835
13,171 Manpower, Inc. 697,931
30,500 Marubeni Corporation 151,373
7,681 Masonite International Corporation
h
364,463
19,539 Mercury Systems, Inc.
h
1,393,912
260,274 Meritor, Inc.
h
3,448,630
15,700 Mitsubishi Corporation 332,090
1,600 Mitsuboshi Belting, Ltd. 17,864
23,300 Mitsui & Company, Ltd. 323,490
11,904 MSC Industrial Direct Company, Inc. 654,363
6,532 National Express Group plc 16,539
5,000 Nitto Kogyo Corporation 79,410
2,777 Nobina AB
i
15,006
19,382 Nordson Corporation 2,617,927
33,993 Norfolk Southern Corporation 4,962,978
1,100 Northrop Grumman Corporation 332,805
30,663 Old Dominion Freight Line, Inc. 4,024,825
7,785 PageGroup plc 34,951
17,024 Parker-Hannifin Corporation 2,208,524
211,935 Primoris Services Corporation 3,369,766
91,363 Raven Industries, Inc. 1,939,636
1,983 Redde Northgate plc 3,410
26,475 Regal-Beloit Corporation 1,666,601
16,430 RELX plc 350,655

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (29.7%) Value
Industrials (3.7%) - continued
2,752 Republic Services, Inc. $ 206,565
19,906 Resideo Technologies, Inc.
h
96,345
192,926 Ritchie Brothers Auctioneers, Inc. 6,594,211
11,700 Rockwell Automation, Inc. 1,765,647
12,725 Roper Industries, Inc. 3,967,782
15,836 Ryder System, Inc. 418,704
52,432 Saia, Inc.
h
3,855,849
3,705 Sandvik AB 52,117
2,000 Sanwa Holdings Corporation 15,532
3,482 Schneider Electric SE 294,309
5,735 Signify NV
i
111,146
25,691 SiteOne Landscape Supply, Inc.
h
1,891,371
7,064 SKF AB 96,262
104,600 Sojitz Corporation 245,250
97,431 Southwest Airlines Company 3,469,518
4,635 SP Plus Corporation
h
96,176
783 Spirax-Sarco Engineering plc 78,608
3,946 Spirit Airlines, Inc.
h
50,864
4,645 SPX FLOW, Inc.
h
132,011
52,805 Standex International Corporation 2,588,501
15,800 Sumitomo Corporation 180,187
800 Taikisha, Ltd. 23,006
8,105 Teledyne Technologies, Inc.
h
2,409,373
7,179 Thermon Group Holdings, Inc.
h
108,188
2,200 Toppan Forms Company, Ltd. 19,606
5,618 Trane Technologies plc 463,991
1,510 Transcontinental, Inc. 13,401
3,970 TransDigm Group, Inc. 1,271,154
9,820 Trex Company, Inc.
h
786,975
74,845 TriMas Corporation
h
1,728,919
1,500 Tsubakimoto Chain Company 33,881
7,602 UniFirst Corporation 1,148,586
3,971 Union Pacific Corporation 560,070
14,174 United Airlines Holdings, Inc.
g,h
447,190
43,245 United Rentals, Inc.
h
4,449,911
18,106 United Technologies Corporation 1,707,939
60,972 Valmont Industries, Inc. 6,461,813
47,159 Verisk Analytics, Inc. 6,573,021
1,137 Vinci SA 92,904
33,857 Waste Connections, Inc. 2,623,918
15,941 Watsco, Inc. 2,519,156
116,433 Willdan Group, Inc.
h
2,488,173
13,308 XPO Logistics, Inc.
g,h
648,765
1,000 Yuasa Trading Company, Ltd. 26,308
Total 205,390,519
Information Technology (8.1%)
17,575 Accenture plc 2,869,294
35,098 Adobe, Inc.
h
11,169,588
14,113 ADTRAN, Inc. 108,388
25,520 Advanced Energy Industries, Inc.
h
1,237,465
84,327 Advanced Micro Devices, Inc.
h
3,835,192
35,074 Agilysys, Inc.
h
585,736
35,817 Akamai Technologies, Inc.
h
3,276,897
9,848 Alliance Data Systems Corporation 331,385
25,548 Alteryx, Inc.
g,h
2,431,403
5,065 Amadeus IT Holding SA 238,404
9,140 American Software, Inc. 129,879
72,432 Amphenol Corporation 5,278,844
9,496 ANSYS, Inc.
h
2,207,535
175,890 Apple, Inc. 44,727,068
114 ASM International NV 11,599
1,041 ASML Holding NV 274,423
16,468 Atlassian Corporation plc
h
2,260,398
21,482 Automatic Data Processing, Inc. 2,936,160
59,641 Avalara, Inc.
h
4,449,219
Shares Common Stock (29.7%) Value
Information Technology (8.1%) - continued
12,630 Avnet, Inc. $ 317,013
72,658 Bandwidth, Inc.
h
4,889,157
3,383 BE Semiconductor Industries NV 103,611
47,027 Benchmark Electronics, Inc. 940,070
84,442 Blackline, Inc.
h
4,442,494
2,511 Broadcom, Ltd. 595,358
12,986 Broadridge Financial Solutions, Inc. 1,231,462
3,131 CACI International, Inc.
h
661,111
2,000 Canon, Inc. 43,462
73,393 CDK Global, Inc. 2,410,960
9,354 CDW Corporation 872,448
1,424 CEVA, Inc.
h
35,500
6,713 CGI, Inc.
h
363,436
190,518 Change Healthcare, Inc.
h
1,903,275
153,622 Ciena Corporation
h
6,115,692
128,668 Cisco Systems, Inc. 5,057,939
58,017 Cognex Corporation 2,449,478
21,722 CommScope Holding Company, Inc.
h
197,887
54,613 Computer Services, Inc. 2,197,081
7,774 Computershare, Ltd. 46,538
58,572 Coupa Software, Inc.
h
8,184,266
4,672 Cree, Inc.
h
165,669
31,880 CTS Corporation 793,493
54,355 Descartes Systems Group, Inc.
h
1,869,268
549 Dialog Semiconductor plc
h
14,270
64,854 DocuSign, Inc.
h
5,992,510
188,629 Dolby Laboratories, Inc. 10,225,578
8,527 DSP Group, Inc.
h
114,262
47,915 Elastic NV
h
2,674,136
16,447 ePlus, Inc.
h
1,029,911
22,873 Euronet Worldwide, Inc.
h
1,960,674
22,511 ExlService Holdings, Inc.
h
1,171,247
5,152 eXp World Holdings, Inc.
g,h
43,586
20,842 F5 Networks, Inc.
h
2,222,382
2,282 Fair Isaac Corporation
h
702,149
65,185 Five9, Inc.
h
4,984,045
2,791 FLIR Systems, Inc. 89,005
1,800 Fuji Soft, Inc. 57,787
3,978 Gartner, Inc.
h
396,089
28,818 Global Payments, Inc. 4,156,420
58,321 Guidewire Software, Inc.
h
4,625,438
13,567 Halma plc 318,635
343 Infineon Technologies AG 4,951
14,199 Inphi Corporation
h
1,124,135
29,642 Intel Corporation 1,604,225
8,138 InterDigital, Inc. 363,199
6,447 International Business Machines
Corporation 715,166
39,906 Intuit, Inc. 9,178,380
4,250 Jack Henry & Associates, Inc. 659,770
28,452 Juniper Networks, Inc. 544,571
4,896 KLA-Tencor Corporation 703,751
4,513 Kulicke and Soffa Industries, Inc. 94,186
11,860 Lam Research Corporation 2,846,400
163,877 Lattice Semiconductor Corporation
h
2,920,288
13,054 Littelfuse, Inc. 1,741,665
10,755 ManTech International Corporation 781,566
94,532 MasterCard, Inc. 22,835,150
27,782 Maxim Integrated Products, Inc. 1,350,483
32,703 Methode Electronics, Inc. 864,340
357,231 Microsoft Corporation 56,338,901
20,117 MicroStrategy, Inc.
h
2,375,818
34,951 MKS Instruments, Inc. 2,846,759
31,877 MoneyGram International, Inc.
g,h
41,759
84,847 Monolithic Power Systems, Inc. 14,208,479
19,319 MTS Systems Corporation 434,677

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (29.7%) Value
Information Technology (8.1%) - continued
99,520 National Instruments Corporation $ 3,292,122
2,500 NEC Networks & System Integration
Corporation 101,339
844 NetApp, Inc. 35,186
22,337 Nice, Ltd. ADR
h
3,206,700
48,284 Nova Measuring Instruments, Ltd.
h
1,576,473
24,982 Novanta, Inc.
h
1,995,562
59,644 Nuance Communications, Inc.
h
1,000,826
49,492 NVIDIA Corporation 13,046,091
8,315 Oracle Corporation 401,864
300 Oracle Corporation Japan 26,167
21,799 Palo Alto Networks, Inc.
h
3,574,164
7,342 Paychex, Inc. 461,959
109,491 PayPal Holdings, Inc.
h
10,482,668
32,350 Plexus Corporation
h
1,765,016
8,820 Progress Software Corporation 282,240
25,910 Proofpoint, Inc.
h
2,658,107
49,024 Q2 Holdings, Inc.
h
2,895,357
16,523 QAD, Inc. 659,763
6,731 QUALCOMM, Inc. 455,352
10,392 Rogers Corporation
h
981,213
6,801 Rubicon Project, Inc.
h
37,746
1,100 Ryoyo Electro Corporation 20,946
249,985 SailPoint Technologies Holdings, Inc.
h
3,804,772
36,331 Salesforce.com, Inc.
h
5,230,937
603 Samsung Electronics Company, Ltd.
GDR 596,450
182 SAP SE 20,320
20,843 ScanSource, Inc.
h
445,832
61,911 ServiceNow, Inc.
h
17,742,454
11,451 Silicon Laboratories, Inc.
h
978,030
124,613 Square, Inc.
h
6,527,229
107,944 STMicroelectronics NV ADR
g
2,306,763
3,188 Sykes Enterprises, Inc.
h
86,459
35,496 Synopsys, Inc.
h
4,571,530
42,025 TE Connectivity, Ltd. 2,646,734
18,276 Teradyne, Inc. 990,011
99,207 Texas Instruments, Inc. 9,913,755
14,353 Tyler Technologies, Inc.
h
4,256,526
4,227 Unisys Corporation
h
52,203
12,611 VeriSign, Inc.
h
2,271,115
126,294 Virtusa Corporation
h
3,586,750
162,871 Visa, Inc. 26,241,776
2,630 VMware, Inc.
h
318,493
14,611 WEX, Inc.
h
1,527,580
47 Wirecard AG 5,295
14,760 Xilinx, Inc. 1,150,394
54,093 Zscaler, Inc.
g,h
3,292,100
Total 447,122,657
Materials (1.0%)
15,397 AdvanSix, Inc.
h
146,887
6,500 Air Water, Inc. 89,016
963 Anglo American plc 16,875
19,924 AptarGroup, Inc. 1,983,235
3,051 Arcelor Mittal 28,803
8,379 Avery Dennison Corporation 853,569
711 Balchem Corporation 70,190
14,439 Ball Corporation 933,626
12,716 Cabot Corporation 332,142
18,122 Celanese Corporation 1,329,974
15,531 CF Industries Holdings, Inc. 422,443
49,663 Chemours Company
g
440,511
107,142 Coeur Mining, Inc.
h
343,926
57,432 Eastman Chemical Company 2,675,183
46,912 Ecolab, Inc. 7,310,297
Shares Common Stock (29.7%) Value
Materials (1.0%) - continued
232,059 Element Solutions, Inc.
h
$ 1,940,013
149 Eramet SA 4,664
6,469 Ferro Corporation
h
60,550
57,670 Ferroglobe Representation &
Warranty Insurance Trust
c,h
6
4,095 First Majestic Silver Corporation
h
25,348
10,046 Gold Road Resources, Ltd.
h
8,540
5,492 Granges AB 26,982
65,059 Hecla Mining Company 118,407
7,599 Hexpol AB 44,897
3,186 Hochschild Mining plc 4,163
1,400 Hokuetsu Corporation 5,227
8,862 IAMGOLD Corporation
h
20,205
12,791 Ingevity Corporation
h
450,243
30,591 Innospec, Inc. 2,125,769
532,897 Ivanhoe Mines, Ltd.
h
886,079
36,059 Kaiser Aluminum Corporation 2,498,168
582 Kirkland Lake Gold, Ltd. 17,142
2,742 Koninklijke DSM NV 308,445
15,195 Kraton Performance Polymers, Inc.
h
123,079
4,400 Kyoei Steel, Ltd. 50,542
900 Lintec Corporation 18,836
291,578 Louisiana-Pacific Corporation 5,009,310
519 MAG Silver Corporation
h
4,005
17,425 Martin Marietta Materials, Inc. 3,297,333
26,856 Materion Corporation 940,229
17,198 Minerals Technologies, Inc. 623,599
52,161 Myers Industries, Inc. 560,731
28,833 Neenah, Inc. 1,243,567
8,500 Nippon Light Metal Holdings
Company, Ltd. 13,234
23,600 Nippon Steel Corporation 201,174
1,409 Northern Star Resources, Ltd. 9,127
19,767 Nucor Corporation 712,007
70,776 Nutanix, Inc.
h
1,118,261
8,914 O-I Glass, Inc. 63,379
18,766 Olin Corporation 218,999
6,008 Olympic Steel, Inc. 62,183
36,445 PPG Industries, Inc. 3,046,802
1,381 Quaker Chemical Corporation 174,393
7,756 Ramelius Resources, Ltd. 4,765
7,236 Reliance Steel & Aluminum Company 633,801
16,045 Resolute Mining, Ltd.
h
7,956
742 Rio Tinto, Ltd. 38,227
6,125 RPM International, Inc. 364,438
29,112 Ryerson Holding Corporation
h
154,876
12,045 Sandfire Resources, Ltd. 24,136
500 Sanyo Special Steel Company, Ltd. 4,467
785 Schnitzer Steel Industries, Inc. 10,236
2,164 Sensient Technologies Corporation 94,156
2,754 Sherwin-Williams Company 1,265,518
3,954 St Barbara, Ltd. 5,221
110,746 Steel Dynamics, Inc. 2,496,215
35,100 Sumitomo Chemical Company, Ltd. 103,701
800 Taiyo Holdings Company, Ltd. 29,925
3,700 Toagosei Company, Ltd. 32,031
40,600 Toray Industries, Inc. 175,738
2,800 Ube Industries, Ltd. 42,713
29,336 UFP Technologies, Inc.
h
1,117,408
30,553 United States Lime & Minerals, Inc. 2,256,339
45,840 United States Steel Corporation
g
289,250
5,944 UPM-Kymmene Oyj
g
162,075
14,172 Verso Corporation
h
159,860
4,147 W. R. Grace & Company 147,633

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (29.7%) Value
Materials (1.0%) - continued
4,594 Worthington Industries, Inc. $ 120,593
Total 52,753,593
Real Estate (1.6%)
123,209 Agree Realty Corporation 7,626,637
7,068 Alexandria Real Estate Equities, Inc. 968,740
2,535 Allied Properties REIT 80,591
2,669 Alstria Office REIT AG 38,303
68,232 American Campus Communities, Inc. 1,893,438
36,530 American Tower Corporation 7,954,407
39,232 Apartment Investment &
Management Company 1,379,005
3,735 Ares Commercial Real Estate
Corporation 26,108
24,932 Armada Hoffler Properties, Inc. 266,772
49,156 Ascendas REIT 97,330
6,400 Ascott Trust 3,529
76,879 Ashford Hospitality Trust, Inc. 56,829
1,230 AvalonBay Communities, Inc. 181,019
6,385 BBX Capital Corporation 14,749
496 Bluerock Residential Growth REIT,
Inc. 2,763
33,174 Camden Property Trust 2,628,708
3,943 Castellum AB 66,481
82,218 CBL & Associates Properties, Inc.
h
16,452
86,002 Cedar Realty Trust, Inc. 80,248
2,071 Choice Properties REIT 19,013
13,919 City Office REIT, Inc. 100,634
93 Cofinimmo SA 12,078
15,248 Colony Credit Real Estate, Inc. 60,077
13,757 Columbia Property Trust, Inc. 171,962
11,629 Corepoint Lodging, Inc. 45,586
27,113 CoreSite Realty Corporation 3,142,397
8,860 CoStar Group, Inc.
h
5,202,681
88,378 Cousins Properties, Inc. 2,586,824
2,300 Daito Trust Construction Company,
Ltd. 213,586
52,615 DiamondRock Hospitality Company 267,284
5,645 Digital Realty Trust, Inc. 784,147
46,548 Diversified Healthcare Trust 168,969
16,957 Douglas Emmett, Inc. 517,358
25,722 Duke Realty Corporation 832,878
6,739 EastGroup Properties, Inc. 704,091
967 Entra ASA
i
11,551
10,889 EPR Properties 263,732
2,580 Equity Lifestyle Properties, Inc. 148,298
54,455 Equity Residential 3,360,418
122,510 Essential Properties Realty Trust, Inc. 1,599,981
5,699 Essex Property Trust, Inc. 1,255,148
15,385 Farmland Partners, Inc. 93,387
81,774 First Industrial Realty Trust, Inc. 2,717,350
26,705 Four Corners Property Trust, Inc. 499,651
12,766 Franklin Street Properties
Corporation 73,149
24,647 Gaming and Leisure Properties, Inc. 682,968
4,915 Getty Realty Corporation 116,682
3,707 Granite REIT 153,122
19,596 Healthcare Realty Trust, Inc. 547,316
30,576 Healthcare Trust of America, Inc. 742,385
54,687 Host Hotels & Resorts, Inc. 603,744
7,912 Hudson Pacific Properties, Inc. 200,648
8,000 Hysan Development Company, Ltd. 25,835
19,825 Industrial Logistics Properties Trust 347,730
8,158 Innovative Industrial Properties, Inc. 619,437
7,288 Investors Real Estate Trust 400,840
22,100 iSTAR Financial, Inc. 234,481
Shares Common Stock (29.7%) Value
Real Estate (1.6%) - continued
194 Japan Hotel REIT Investment
Corporation $ 56,632
9,908 Jones Lang LaSalle, Inc. 1,000,510
80,895 Kilroy Realty Corporation 5,153,012
30,933 Kite Realty Group Trust 292,936
667 Kungsleden AB 5,017
8,471 Lamar Advertising Company 434,393
22,054 Lexington Realty Trust 218,996
29,425 Macerich Company 165,663
13,300 Mapletree Commercial Trust 17,058
116,067 Medical Properties Trust, Inc. 2,006,798
3,132 National Health Investors, Inc. 155,097
47,701 National Retail Properties, Inc. 1,535,495
213,702 National Storage Affiliates Trust 6,325,579
14,729 New Residential Investment
Corporation 73,792
11,206 One Liberty Properties, Inc. 156,100
16,439 Pebblebrook Hotel Trust 179,021
12,572 Physicians Realty Trust 175,254
3,689 Plymouth Industrial REIT, Inc. 41,169
9,475 PotlatchDeltic Corporation 297,420
26,444 Preferred Apartment Communities,
Inc. 189,868
5,295 PS Business Parks, Inc. 717,578
2,553 PSP Swiss Property AG 319,251
11,697 QTS Realty Trust, Inc. 678,543
5,063 Quebecor, Inc. 111,923
53,448 Retail Properties of America, Inc. 276,326
36,399 Rexford Industrial Realty, Inc. 1,492,723
1,395 RioCan REIT 15,989
1,994 RMR Group, Inc. 53,778
10,000 Road King Infrastructure, Ltd. 15,018
17,802 RPT Realty 107,346
59,567 Sabra Health Care REIT, Inc. 650,472
15,424 SBA Communications Corporation 4,164,017
106,486 Service Properties Trust 575,024
19,502 Spirit Realty Capital, Inc. 509,977
6,651 STAG Industrial, Inc. 149,781
35,606 Store Capital Corporation 645,181
10,637 Summit Hotel Properties, Inc. 44,888
214,201 Sunstone Hotel Investors, Inc. 1,865,691
1,004 Swiss Prime Site AG 97,720
8,199 TAG Immobilien AG 161,246
13,993 Taubman Centers, Inc. 586,027
22,758 Terreno Realty Corporation 1,177,727
38,683 UDR, Inc. 1,413,477
12,590 UMH Properties, Inc. 136,727
69,838 Uniti Group, Inc. 421,123
575 Universal Health Realty Income Trust 57,966
6,055 Urstadt Biddle Properties, Inc. 85,376
22,449 Washington Prime Group, Inc. 18,074
22,800 Wing Tai Holdings, Ltd. 24,847
Total 87,963,153
Utilities (0.4%)
1,866 AGL Energy, Ltd. 19,528
4,770 ALLETE, Inc. 289,444
17,726 Alliant Energy Corporation 855,989
2,517 American States Water Company 205,740
15,720 Artesian Resources Corporation 587,614
11,091 Avista Corporation 471,257
10,312 Black Hills Corporation 660,277
3,782 California Water Service Group 190,310
3,257 Chesapeake Utilities Corporation 279,157
14,934 CMS Energy Corporation 877,373
13,436 Consolidated Water Company, Ltd. 220,350

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (29.7%) Value
Utilities (0.4%) - continued
8,748 DTE Energy Company $ 830,798
5,239 Enagas SA 103,351
28,739 Enel SPA 198,237
14,404 Entergy Corporation 1,353,544
4,303 Essential Utilities, Inc 175,132
32,782 Exelon Corporation 1,206,705
7,537 FirstEnergy Corporation 302,008
10,670 IDACORP, Inc. 936,719
2,914 MGE Energy, Inc. 190,780
2,354 Middlesex Water Company 141,522
4,369 National Fuel Gas Company 162,920
20,274 New Jersey Resources Corporation 688,708
1,504 NextEra Energy, Inc. 361,892
1,420 Northland Power, Inc. 28,344
4,861 Northwest Natural Holding Company 300,167
23,946 NorthWestern Corporation 1,432,689
17,832 OGE Energy Corporation 547,977
7,652 Otter Tail Corporation 340,208
81,053 PNM Resources, Inc. 3,080,014
29,431 Portland General Electric Company 1,410,922
10,271 PPL Corporation 253,488
6,066 Public Service Enterprise Group, Inc. 272,424
1,724 SJW Group 99,595
11,516 South Jersey Industries, Inc. 287,900
8,910 Southwest Gas Holdings, Inc. 619,780
24,108 Spire, Inc. 1,795,564
15,548 UGI Corporation 414,665
7,320 Unitil Corporation 382,982
385 Verbund AG 13,886
Total 22,589,960
Total Common Stock
(cost $1,549,288,239) 1,639,981,966
Principal
Amount Long-Term Fixed Income ( 20.3% ) Value
Asset-Backed Securities (0.7%)
Access Group, Inc.
164,808
1.447%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,i
157,217
Aimco
1,000,000
3.122%,  (LIBOR 3M +
1.320%), 7/22/2032, Ser.
2019-10A, Class A
b,i
928,136
Ares CLO, Ltd.
1,500,000
3.236%,  (LIBOR 3M +
1.400%), 10/17/2030, Ser.
2018-28RA, Class A2
b,i
1,383,416
Ares XXXIIR CLO, Ltd.
750,000
2.632%,  (LIBOR 3M +
0.940%), 5/15/2030, Ser.
2014-32RA, Class A1A
b,i
708,489
Benefit Street Partners CLO IV, Ltd.
1,000,000
3.569%,  (LIBOR 3M +
1.750%), 1/20/2029, Ser.
2014-IVA, Class A2RR
b,i
925,539
Betony CLO, Ltd.
350,000
2.850%,  (LIBOR 3M +
1.080%), 4/30/2031, Ser.
2018-1A, Class A1
b,i
327,653
Buttermilk Park CLO, Ltd.
2,575,000
3.231%,  (LIBOR 3M +
1.400%), 10/15/2031, Ser.
2018-1A, Class A2
b,i
2,349,389
Principal
Amount Long-Term Fixed Income (20.3%) Value
Asset-Backed Securities (0.7%) - continued
Carlyle Global Market Strategies
CLO, Ltd.
$ 1,675,000
3.281%,  (LIBOR 3M +
1.450%), 7/15/2031, Ser.
2014-5A, Class A2RR
b,i
$ 1,505,163
Carvana Auto Receivables Trust
100,000
2.340%,  6/15/2023, Ser.
2019-3A, Class A3
i
98,203
CBAM, Ltd.
1,600,000
3.111%,  (LIBOR 3M +
1.280%), 2/12/2030, Ser.
2019-9A, Class A
b,i
1,533,498
Colony American Finance Trust
1,722,761
2.835%,  6/15/2052, Ser.
2019-2, Class A
i
1,640,202
Commonbond Student Loan Trust
373,861
1.447%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
b,i
363,861
CoreVest American Finance Trust
1,990,284
2.705%,  10/15/2052, Ser.
2019-3, Class A
i
1,889,162
Deephaven Residential Mortgage
Trust
757,435
4.080%,  10/25/2058, Ser.
2018-4A, Class A1
b,i
768,048
DRB Prime Student Loan Trust
111,616
3.516%,  (LIBOR 1M + 1.900%),
10/27/2031, Ser. 2015-B,
Class A1
b,i
111,973
Dryden Senior Loan Fund
1,450,000
3.219%,  (LIBOR 3M +
1.400%), 7/18/2030, Ser.
2018-65A, Class A2
b,i
1,340,625
Earnest Student Loan Program, LLC
576,674
3.020%,  5/25/2034, Ser.
2016-B, Class A2
i
572,603
Edlinc Student Loan Funding Trust
26,117
3.270%,  (CMT 3M + 3.150%),
10/1/2025, Ser. 2012-A, Class
AT
b,i
26,128
Galaxy XX CLO, Ltd.
1,200,000
2.819%,  (LIBOR 3M +
1.000%), 4/20/2031, Ser.
2015-20A, Class AR
b,i
1,127,168
Golub Capital Partners, Ltd.
750,000
2.999%,  (LIBOR 3M +
1.180%), 1/20/2031, Ser.
2015-22A, Class AR
b,i
695,737
1,095,000
3.019%,  (LIBOR 3M +
1.200%), 1/20/2031, Ser.
2015-23A, Class AR
b,i
1,013,991
Goodgreen
1,345,422
3.860%,  10/15/2054, Ser.
2019-1A, Class A
i
1,357,201
Home Partners of America Trust
1,952,582
2.908%,  9/17/2039, Ser.
2019-1, Class A
i
1,893,554
1,953,358
2.703%,  10/19/2039, Ser.
2019-2, Class A
i
1,835,242
Laurel Road Prime Student Loan
Trust
605,061
2.810%,  11/25/2042, Ser.
2017-C, Class A2B
i
605,977

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.3%) Value
Asset-Backed Securities (0.7%) - continued
Madison Park Funding XIV, Ltd.
$ 1,200,000
3.202%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,i
$ 1,090,550
Magnetite XII, Ltd.
1,200,000
2.931%,  (LIBOR 3M + 1.100%),
10/15/2031, Ser. 2015-12A,
Class ARR
b,i
1,125,442
Mountain View CLO, Ltd.
850,000
2.951%,  (LIBOR 3M + 1.120%),
7/15/2031, Ser. 2015-9A,
Class A1R
b,i
779,409
National Collegiate Trust
621,064
1.242%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,i
584,486
Neuberger Berman CLO XIV, Ltd.
1,250,000
2.646%,  (LIBOR 3M +
1.030%), 1/28/2030, Ser.
2013-14A, Class AR2
b,i
1,197,913
Neuberger Berman CLO, Ltd.
500,000
2.646%,  (LIBOR 3M +
1.030%), 4/22/2029, Ser.
2014-17A, Class AR2
b,i
477,896
Octagon Investment Partners XVI,
Ltd.
250,000
3.236%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,i
229,476
OZLM VIII, Ltd.
385,000
3.006%,  (LIBOR 3M + 1.170%),
10/17/2029, Ser. 2014-8A,
Class A1RR
b,i
366,262
Palmer Square Loan Funding, Ltd.
1,452,624
2.669%,  (LIBOR 3M +
0.850%), 1/20/2027, Ser.
2018-5A, Class A1
b,i
1,403,483
850,000
3.469%,  (LIBOR 3M +
1.650%), 4/20/2027, Ser.
2019-1A, Class A2
b,i
819,664
PPM CLO 3, Ltd.
750,000
3.236%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2019-3A, Class A
b,i
703,551
Progress Residential Trust
2,000,000
3.422%,  8/17/2035, Ser.
2019-SFR1, Class A
i
1,983,150
RCO Mortgage, LLC
639,520
4.458%,  10/25/2023, Ser.
2018-2, Class A1
i,j
605,391
Saxon Asset Securities Trust
430,017
3.765%,  8/25/2035, Ser.
2004-2, Class MF2
b
358,718
Shackleton CLO, Ltd.
800,000
3.001%,  (LIBOR 3M + 1.170%),
7/15/2031, Ser. 2015-7RA,
Class A1
b,i
744,154
SLM Student Loan Trust
35,396
1.467%,  (LIBOR 1M +
0.520%), 3/25/2026, Ser.
2011-1, Class A1
b
35,364
U.S. Small Business Administration
148,235
3.191%,  3/10/2024, Ser.
2014-10A, Class 1 152,709
Principal
Amount Long-Term Fixed Income (20.3%) Value
Asset-Backed Securities (0.7%) - continued
Voya CLO, Ltd.
$ 750,000
3.031%,  (LIBOR 3M +
1.200%), 10/15/2030, Ser.
2012-4A, Class A1AR
b,i
$ 704,208
Total 38,520,001
Basic Materials (0.2%)
Anglo American Capital plc
13,000 4.125%,  9/27/2022
i
12,815
470,000 4.875%,  5/14/2025
i
456,044
Cleveland-Cliffs, Inc.
400,000 5.750%,  3/1/2025
g
309,000
Dow Chemical Company
350,000 4.800%,  11/30/2028 377,591
DowDuPont, Inc.
700,000 4.493%,  11/15/2025 752,823
First Quantum Minerals, Ltd.
570,000 7.500%,  4/1/2025
i
474,348
Freeport-McMoRan, Inc.
280,000 4.125%,  3/1/2028 245,109
310,000 4.250%,  3/1/2030 269,328
Glencore Funding, LLC
224,000 4.125%,  5/30/2023
i
206,385
300,000 4.000%,  3/27/2027
i
273,118
International Paper Company
600,000 4.350%,  8/15/2048 580,962
Kinross Gold Corporation
7,000 5.125%,  9/1/2021 7,017
218,000 5.950%,  3/15/2024 220,180
635,000 4.500%,  7/15/2027 597,668
Krayton Polymers, LLC
380,000 7.000%,  4/15/2025
i
336,300
Norbord, Inc.
420,000 5.750%,  7/15/2027
i
383,424
Novelis Corporation
485,000 5.875%,  9/30/2026
i
475,962
130,000 4.750%,  1/30/2030
i
115,700
Olin Corporation
495,000 5.125%,  9/15/2027 442,315
Peabody Securities Finance
Corporation
775,000 6.375%,  3/31/2025
i
403,000
Sherwin-Williams Company
540,000 3.125%,  6/1/2024 537,141
Syngenta Finance NV
525,000 3.933%,  4/23/2021
i
494,723
Teck Resources, Ltd.
839,000 6.125%,  10/1/2035 771,360
Tronox Finance plc
450,000 5.750%,  10/1/2025
i
401,625
Vale Overseas, Ltd.
340,000 6.250%,  8/10/2026 367,207
168,000 6.875%,  11/21/2036 186,566
WestRock Company
470,000 3.750%,  3/15/2025 472,559
Xstrata Finance Canada, Ltd.
10,000 4.950%,  11/15/2021
i
9,903
Total 10,180,173
Capital Goods (0.3%)
AECOM
770,000 5.125%,  3/15/2027 693,000
Amsted Industries, Inc.
555,000 5.625%,  7/1/2027
i
539,968

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.3%) Value
Capital Goods (0.3%) - continued
Ardagh Packaging Finance plc
$ 760,000 6.000%,  2/15/2025
i
$ 762,128
Bombardier, Inc.
705,000 7.500%,  3/15/2025
i
488,213
Building Materials Corporation of
America
710,000 6.000%,  10/15/2025
i
697,788
Cemex SAB de CV
260,000 5.450%,  11/19/2029
i
210,990
Cintas Corporation No. 2
10,000 2.900%,  4/1/2022 10,000
345,000 3.700%,  4/1/2027 353,676
CNH Industrial Capital, LLC
480,000 4.875%,  4/1/2021 469,138
CNH Industrial NV
300,000 3.850%,  11/15/2027 289,152
Covanta Holding Corporation
390,000 6.000%,  1/1/2027 324,837
Crown Americas Capital Corporation
IV
720,000 4.500%,  1/15/2023 737,287
H&E Equipment Services, Inc.
370,000 5.625%,  9/1/2025 343,175
Ingersoll-Rand Luxembourg Finance
SA
650,000 3.500%,  3/21/2026 650,268
L3Harris Technologies, Inc.
705,000 3.950%,  5/28/2024
i
738,990
Lockheed Martin Corporation
480,000 3.600%,  3/1/2035 564,905
448,000 4.500%,  5/15/2036 513,475
120,000 6.150%,  9/1/2036 160,262
Northrop Grumman Corporation
820,000 3.850%,  4/15/2045 866,271
Owens-Brockway Glass Container,
Inc.
960,000 5.000%,  1/15/2022
i
969,744
Republic Services, Inc.
335,000 2.900%,  7/1/2026 338,611
Reynolds Group Issuer, Inc.
820,000 5.125%,  7/15/2023
i
813,842
Rockwell Collins, Inc.
420,000 2.800%,  3/15/2022 424,301
Roper Technologies, Inc.
185,000 3.650%,  9/15/2023 190,194
240,000 4.200%,  9/15/2028 258,401
Siemens Financieringsmaatschappij
NV
682,000 4.200%,  3/16/2047
i
796,366
Textron, Inc.
720,000 3.375%,  3/1/2028 690,254
TransDigm, Inc.
210,000 6.250%,  3/15/2026
i
208,950
600,000 5.500%,  11/15/2027
i
538,500
United Rentals North America, Inc.
150,000 4.875%,  1/15/2028 145,500
805,000 4.000%,  7/15/2030 720,475
United Technologies Corporation
750,000 4.450%,  11/16/2038 859,443
600,000 3.750%,  11/1/2046 629,347
600,000 4.050%,  5/4/2047 659,209
Total 17,656,660
Principal
Amount Long-Term Fixed Income (20.3%) Value
Collateralized Mortgage Obligations (0.5%)
Ajax Mortgage Loan Trust
$ 1,374,068
4.360%,  9/25/2065, Ser.
2018-C, Class A
b,i
$ 1,352,355
Angel Oak Mortgage Trust I, LLC
463,436
3.500%,  7/25/2046, Ser.
2016-1, Class A1
i
451,144
Banc of America Alternative Loan
Trust
25,838
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 22,292
Bayview Koitere Fund Trust
596,104
4.000%,  11/28/2053, Ser.
2017-SPL3, Class A
b,i
595,005
Bellemeade Re, Ltd.
374,617
2.547%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,i
371,769
787,650
2.047%,  (LIBOR 1M + 1.100%),
7/25/2029, Ser. 2019-3A,
Class M1A
b,i
783,783
BRAVO Residential Funding Trust
311,528
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
i
312,472
856,901
2.748%,  11/25/2059, Ser.
2019-NQM2, Class A1
b,i
827,668
Citicorp Mortgage Securities, Inc.
1,251,507
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 1,126,539
Citigroup Mortgage Loan Trust, Inc.
197,561
5.500%,  11/25/2035, Ser.
2005-9, Class 21A2 184,928
9,896
4.032%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
b
7,281
COLT Funding, LLC
224,621
3.470%,  7/27/2048, Ser.
2018-2, Class A1
b,i
221,442
Countrywide Alternative Loan Trust
238,240
3.358%,  10/25/2035, Ser.
2005-43, Class 4A1
b
201,241
282,718
6.500%,  8/25/2036, Ser.
2006-23CB, Class 2A3 147,048
697,417
7.000%,  10/25/2037, Ser.
2007-24, Class A10 367,883
Countrywide Home Loans, Inc.
240,095
5.750%,  4/25/2037, Ser.
2007-3, Class A27 172,418
Credit Suisse First Boston Mortgage
Securities Corporation
18,522
5.250%,  10/25/2035, Ser.
2005-9, Class 1A3 17,520
Credit Suisse Mortgage Capital
Certificates
1,252,126
3.393%,  2/25/2024, Ser.
2020-BPL1, Class A1
i,j
1,238,874
Credit Suisse Mortgage Trust
1,590,870
3.850%,  9/25/2057, Ser.
2018-RPL9, Class A1
b,i
1,620,365
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
114,736
6.000%,  10/25/2021, Ser.
2006-AR5, Class 23A 97,415
Ellington Financial Mortgage Trust
1,026,696
4.140%,  10/25/2058, Ser.
2018-1, Class A1FX
b,i
1,014,203

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.3%) Value
Collateralized Mortgage Obligations (0.5%) -
continued
Federal Home Loan Mortgage
Corporation - REMIC
$ 914,968
4.000%,  7/15/2031, Ser.
4104, Class KI
k
$ 60,460
710,414
3.000%,  2/15/2033, Ser.
4170, Class IG
k
67,183
1,610,505
3.000%,  3/15/2033, Ser.
4180, Class PI
k
145,606
Federal National Mortgage
Association - REMIC
2,569,890
3.000%,  12/25/2027, Ser.
2012-137, Class AI
k
165,292
Galton Funding Mortgage Trust
2017-1
930,823
4.500%,  10/25/2058, Ser.
2018-2, Class A41
b,i
933,580
GS Mortgage-Backed Securities Trust
1,565,879
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
b,i
1,532,937
J.P. Morgan Alternative Loan Trust
85,883
6.500%,  3/25/2036, Ser.
2006-S1, Class 1A19 62,846
MASTR Alternative Loans Trust
461,742
1.397%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
b
103,842
Merrill Lynch Alternative Note Asset
Trust
189,442
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 121,880
MFRA Trust
912,577
4.164%,  7/25/2048, Ser.
2018-NPL2, Class A1
i,j
903,955
Preston Ridge Partners Mortgage
Trust, LLC
952,546
4.500%,  1/25/2024, Ser.
2019-1A, Class A1
i,j
961,502
RCO Mortgage, LLC
1,375,533
4.270%,  12/26/2053, Ser.
2018-VFS1, Class A1
b,i
1,349,226
Renaissance Home Equity Loan Trust
1,119,906
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
j
516,111
Residential Accredit Loans, Inc. Trust
472,215
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 429,773
33,143
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 29,772
Residential Funding Mortgage
Security I Trust
109,597
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 97,384
Sequoia Mortgage Trust
342,916
3.676%,  9/20/2046, Ser.
2007-1, Class 4A1
b
241,742
Structured Adjustable Rate Mortgage
Loan Trust
42,310
4.035%,  9/25/2035, Ser.
2005-18, Class 1A1
b
30,179
Structured Asset Mortgage
Investments, Inc.
57,711
1.257%,  (LIBOR 1M + 0.310%),
12/25/2035, Ser. 2005-AR4,
Class A1
b
49,084
Principal
Amount Long-Term Fixed Income (20.3%) Value
Collateralized Mortgage Obligations (0.5%) -
continued
Toorak Mortgage Corporation
$ 1,050,000
4.458%,  3/25/2022, Ser.
2019-1, Class A1
i,j
$ 920,133
4,000,000
3.721%,  9/25/2022, Ser.
2019-2, Class A1 3,572,747
750,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
i,j
740,753
Verus Securitization Trust
222,194
2.853%,  1/25/2047, Ser.
2017-1A, Class A1
b,i
216,807
370,426
2.485%,  7/25/2047, Ser.
2017-2A, Class A1
b,i
359,156
248,912
3.836%,  2/25/2059, Ser.
2019-1, Class A1
b,i
241,542
176,307
3.211%,  5/25/2059, Ser.
2019-2, Class A1
b,i
172,625
352,619
3.345%,  5/25/2059, Ser.
2019-2, Class A2
b,i
345,210
1,439,879
2.913%,  7/25/2059, Ser.
2019-INV2, Class A1
b,i
1,417,535
WaMu Mortgage Pass Through
Certificates
91,987
3.706%,  9/25/2036, Ser.
2006-AR10, Class 1A2
b
77,718
216,549
3.689%,  10/25/2036, Ser.
2006-AR12, Class 1A1
b
188,521
Total 27,188,746
Commercial Mortgage-Backed Securities (0.2%)
Citigroup Commercial Mortgage Trust
1,700,000
3.102%,  12/15/2072, Ser.
2019-C7, Class A4 1,759,563
Federal Home Loan Mortgage
Corporation Multifamily Structured
Pass Through Certificates
800,098
3.000%,  3/15/2045, Ser.
4741, Class GA 843,042
Federal National Mortgage
Association - ACES
2,250,000
3.555%,  9/25/2028, Ser.
2019-M1, Class A2
b
2,565,968
3,250,000
3.639%,  8/25/2030, Ser.
2018-M12, Class A2
b
3,710,224
GS Mortgage Securities Trust
2,450,000
3.666%,  9/10/2047, Ser.
2014-GC24, Class A4 2,538,102
UBS Commercial Mortgage Trust
1,350,000
2.921%,  10/15/2052, Ser.
2019-C17, Class A4 1,400,670
Total 12,817,569
Communications Services (0.7%)
AMC Networks, Inc.
310,000 5.000%,  4/1/2024 297,600
American Tower Corporation
10,000 2.800%,  6/1/2020 9,921
525,000 2.900%,  1/15/2030 510,887
AT&T, Inc.
750,000 4.350%,  3/1/2029 806,421
281,000 4.300%,  2/15/2030 302,446
480,000 5.250%,  3/1/2037 558,827
700,000 4.900%,  8/15/2037 785,616
336,000 6.350%,  3/15/2040 425,581
355,000 5.550%,  8/15/2041 404,217

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.3%) Value
Communications Services (0.7%) - continued
$ 580,000 5.450%,  3/1/2047 $ 696,424
British Sky Broadcasting Group plc
455,000 3.125%,  11/26/2022
i
462,738
British Telecommunications plc
700,000 4.500%,  12/4/2023 733,371
CCO Holdings, LLC
600,000 5.500%,  5/1/2026
i
607,560
380,000 5.125%,  5/1/2027
i
382,459
900,000 4.750%,  3/1/2030
i
897,750
CCOH Safari, LLC
30,000 5.750%,  2/15/2026
i
30,312
Charter Communications Operating,
LLC
217,000 6.834%,  10/23/2055 257,029
300,000 4.500%,  2/1/2024 309,151
595,000 4.200%,  3/15/2028 610,745
1,410,000 6.484%,  10/23/2045 1,723,875
Clear Channel Worldwide Holdings,
Inc.
370,000 5.125%,  8/15/2027
i
346,468
Comcast Corporation
625,000 4.950%,  10/15/2058 863,161
370,000 4.049%,  11/1/2052 440,975
14,000 1.625%,  1/15/2022 14,033
360,000 2.750%,  3/1/2023 370,131
420,000 3.950%,  10/15/2025 462,418
725,000 4.250%,  10/15/2030 850,019
960,000 4.400%,  8/15/2035 1,162,802
490,000 4.750%,  3/1/2044 619,298
250,000 4.600%,  8/15/2045 318,972
Cox Communications, Inc.
600,000 3.350%,  9/15/2026
i
589,961
240,000 4.600%,  8/15/2047
i
248,150
Crown Castle International
Corporation
336,000 5.250%,  1/15/2023 356,349
480,000 3.200%,  9/1/2024 478,580
CSC Holdings, LLC
220,000 5.500%,  5/15/2026
i
227,557
Discovery Communications, LLC
600,000 4.900%,  3/11/2026 610,198
Embarq Corporation
400,000 7.995%,  6/1/2036 396,000
Fox Corporation
400,000 3.500%,  4/8/2030
e
399,196
Front Range BidCo, Inc.
510,000 4.000%,  3/1/2027
i
488,006
Gray Television, Inc.
395,000 5.875%,  7/15/2026
i
380,306
iHeartCommunications, Inc.
550,000 4.750%,  1/15/2028
i
495,000
Lamar Media Corporation
260,000 3.750%,  2/15/2028
i
243,719
Level 3 Financing, Inc.
920,000 4.625%,  9/15/2027
i
914,388
Neptune Finco Corporation
798,000 10.875%,  10/15/2025
i
859,845
Netflix, Inc.
875,000 4.875%,  4/15/2028 892,500
Nexstar Escrow Corporation
240,000 5.625%,  8/1/2024
i
225,898
320,000 5.625%,  7/15/2027
i
312,800
Omnicom Group, Inc.
224,000 3.600%,  4/15/2026 223,580
400,000 4.200%,  6/1/2030 412,476
Principal
Amount Long-Term Fixed Income (20.3%) Value
Communications Services (0.7%) - continued
SFR Group SA
$ 540,000 7.375%,  5/1/2026
i
$ 545,400
Sirius XM Radio, Inc.
780,000 5.000%,  8/1/2027
i
791,622
Sprint Corporation
750,000 7.250%,  9/15/2021 773,025
695,000 7.625%,  2/15/2025 769,122
Telefonica Emisiones SAU
525,000 4.570%,  4/27/2023 560,627
Telesat Canada / Telesat, LLC
420,000 4.875%,  6/1/2027
i
401,016
Time Warner Entertainment
Company, LP
459,000 8.375%,  3/15/2023 503,937
T-Mobile USA, Inc.
1,180,000 4.500%,  2/1/2026 1,200,650
Verizon Communications, Inc.
874,000 3.376%,  2/15/2025 937,515
245,000
2.792%,  (LIBOR 3M +
1.100%), 5/15/2025
b
223,323
1,594,000 4.272%,  1/15/2036 1,862,209
Viacom, Inc.
249,000 4.250%,  9/1/2023 253,903
336,000 5.850%,  9/1/2043 344,617
Virgin Media Secured Finance plc
635,000 5.500%,  8/15/2026
i
644,525
Vodafone Group plc
800,000 4.875%,  6/19/2049 883,793
Windstream Services, LLC
410,000 8.625%,  10/31/2025
f,i
246,000
Ziggo BV
342,000 5.500%,  1/15/2027
i
342,000
Total 36,299,000
Consumer Cyclical (0.5%)
1011778 B.C., ULC
760,000 4.375%,  1/15/2028
i
702,164
Allison Transmission, Inc.
545,000 5.000%,  10/1/2024
i
528,650
Amazon.com, Inc.
600,000 3.875%,  8/22/2037 719,106
360,000 4.050%,  8/22/2047 459,550
American Honda Finance
Corporation
800,000 2.150%,  9/10/2024 780,959
Brookfield Property REIT, Inc.
250,000 5.750%,  5/15/2026
i
202,845
Brookfield Residential Properties,
Inc.
810,000 6.250%,  9/15/2027
i
702,594
Cedar Fair, LP
290,000 5.250%,  7/15/2029
i
245,050
CVS Health Corporation
600,000 3.625%,  4/1/2027 614,863
D.R. Horton, Inc.
534,000 2.550%,  12/1/2020 526,572
Daimler Finance North America, LLC
425,000
2.301%,  (LIBOR 3M +
0.550%), 5/4/2021
b,i
408,577
600,000 1.750%,  3/10/2023
i
564,949
Ford Motor Credit Company, LLC
168,000 3.200%,  1/15/2021 162,330
170,000
2.645%,  (LIBOR 3M +
1.270%), 3/28/2022
b
138,174
650,000 2.979%,  8/3/2022 604,500

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.3%) Value
Consumer Cyclical (0.5%) - continued
$ 820,000 4.063%,  11/1/2024 $ 744,150
800,000 4.134%,  8/4/2025 709,600
General Motors Company
625,000
1.796%,  (LIBOR 3M +
0.900%), 9/10/2021
b
564,040
General Motors Financial Company,
Inc.
10,000 2.650%,  4/13/2020 9,992
224,000 4.200%,  3/1/2021 215,578
515,000
2.728%,  (LIBOR 3M +
0.850%), 4/9/2021
b
463,637
10,000 4.375%,  9/25/2021 9,206
531,000 3.150%,  6/30/2022 479,348
224,000 3.950%,  4/13/2024 203,017
385,000 4.300%,  7/13/2025 353,591
Hanesbrands, Inc.
580,000 4.875%,  5/15/2026
i
569,850
Herc Holdings, Inc.
210,000 5.500%,  7/15/2027
i
195,300
Hilton Domestic Operating Company,
Inc.
770,000 4.875%,  1/15/2030 654,500
Home Depot, Inc.
360,000 3.350%,  4/15/2050 391,449
10,000 2.625%,  6/1/2022 10,172
575,000 5.400%,  9/15/2040 748,489
336,000 4.250%,  4/1/2046 401,378
840,000 3.900%,  6/15/2047 944,686
Hyundai Capital America
1,200,000 3.000%,  6/20/2022
i
1,165,598
L Brands, Inc.
199,000 6.694%,  1/15/2027 143,678
Landry's, Inc.
395,000 6.750%,  10/15/2024
i
248,807
Lennar Corporation
9,000 2.950%,  11/29/2020 8,775
350,000 4.125%,  1/15/2022 346,500
50,000 4.750%,  11/15/2022 49,000
1,000,000 4.875%,  12/15/2023 980,000
Mastercard, Inc.
600,000 3.300%,  3/26/2027 651,993
700,000 3.950%,  2/26/2048 807,628
Mattamy Group Corporation
670,000 5.250%,  12/15/2027
i
623,100
McDonald's Corporation
335,000 2.750%,  12/9/2020 333,509
600,000 2.125%,  3/1/2030
g
559,002
575,000 4.450%,  3/1/2047 622,730
MGM Resorts International
795,000 6.000%,  3/15/2023 767,175
20,000 5.750%,  6/15/2025 17,900
Prime Security Services Borrower,
LLC
790,000 5.750%,  4/15/2026
i
774,200
Ralph Lauren Corporation
10,000 2.625%,  8/18/2020 10,010
Ryman Hospitality Properties, Inc.
260,000 4.750%,  10/15/2027
i
195,000
Scientific Games International, Inc.
380,000 5.000%,  10/15/2025
i
330,600
130,000 7.000%,  5/15/2028
i
79,950
ServiceMaster Company, LLC
790,000 5.125%,  11/15/2024
i
780,125
Six Flags Entertainment Corporation
240,000 5.500%,  4/15/2027
i
202,200
Principal
Amount Long-Term Fixed Income (20.3%) Value
Consumer Cyclical (0.5%) - continued
Staples, Inc.
$ 420,000 7.500%,  4/15/2026
i
$ 367,503
Target Corporation
575,000 2.250%,  4/15/2025 583,761
TJX Companies, Inc.
650,000 3.750%,  4/15/2027 667,459
400,000 3.875%,  4/15/2030 413,899
Viking Cruises, Ltd.
260,000 5.875%,  9/15/2027
i
152,129
Visa, Inc.
10,000 2.200%,  12/14/2020 10,051
385,000 1.900%,  4/15/2027 383,914
650,000 2.700%,  4/15/2040 645,216
Volkswagen Group of America
Finance, LLC
860,000 4.250%,  11/13/2023
i
849,706
Walmart, Inc.
600,000 3.250%,  7/8/2029 660,038
Yum! Brands, Inc.
550,000 4.750%,  1/15/2030
i
512,270
Total 29,972,292
Consumer Non-Cyclical (0.8%)
Abbott Laboratories
184,000 3.400%,  11/30/2023 193,310
941,000 4.750%,  11/30/2036 1,191,491
AbbVie, Inc.
7,000 2.900%,  11/6/2022 7,081
540,000 3.600%,  5/14/2025 568,929
500,000 2.950%,  11/21/2026
i
509,429
240,000 4.700%,  5/14/2045 269,624
1,200,000 4.875%,  11/14/2048 1,399,807
Albertson's Companies, Inc.
720,000 7.500%,  3/15/2026
i
776,016
Allergan, Inc.
700,000 2.800%,  3/15/2023 695,901
Altria Group, Inc.
400,000 4.400%,  2/14/2026 414,219
700,000 5.800%,  2/14/2039 767,029
Amgen, Inc.
600,000 3.375%,  2/21/2050 625,587
300,000 3.125%,  5/1/2025 314,380
Anheuser-Busch Companies, LLC
201,000 3.650%,  2/1/2026 211,100
896,000 4.700%,  2/1/2036 935,975
Anheuser-Busch InBev Finance, Inc.
6,000 3.300%,  2/1/2023 6,174
Anheuser-Busch InBev Worldwide,
Inc.
1,150,000 4.750%,  4/15/2058 1,181,182
575,000 4.375%,  4/15/2038 579,405
75,000 4.600%,  4/15/2048 79,449
Anthem, Inc.
590,000 4.625%,  5/15/2042 656,247
Avantor, Inc.
400,000 6.000%,  10/1/2024
i
419,080
B&G Foods, Inc.
410,000 5.250%,  9/15/2027 399,750
BAT Capital Corporation
360,000 3.222%,  8/15/2024 361,586
480,000 4.540%,  8/15/2047 438,034
Bausch Health Companies, Inc.
355,000 7.000%,  1/15/2028
i
368,135
100,000 5.000%,  1/30/2028
i
94,670
100,000 5.250%,  1/30/2030
i
93,500

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.3%) Value
Consumer Non-Cyclical (0.8%) - continued
Baxalta, Inc.
$ 246,000 4.000%,  6/23/2025 $ 261,931
Becton, Dickinson and Company
516,000 3.734%,  12/15/2024 529,030
375,000 3.700%,  6/6/2027 381,087
Biogen, Inc.
650,000 5.200%,  9/15/2045 841,001
Boston Scientific Corporation
336,000 7.375%,  1/15/2040 484,869
Bristol-Myers Squibb Company
445,000 2.875%,  8/15/2020
i
446,561
Bunge, Ltd. Finance Corporation
190,000 3.500%,  11/24/2020 191,575
Cargill, Inc.
800,000 3.250%,  5/23/2029
i
807,154
Centene Corporation
780,000 4.750%,  1/15/2025 789,750
120,000 4.250%,  12/15/2027
i
120,228
280,000 4.625%,  12/15/2029
i
281,400
Cigna Corporation
120,000
2.721%,  (LIBOR 3M +
0.890%), 7/15/2023
b
111,575
480,000 4.125%,  11/15/2025 513,967
525,000 3.050%,  10/15/2027 507,118
590,000 4.800%,  8/15/2038 663,082
Clorox Company
720,000 3.100%,  10/1/2027 750,774
Conagra Brands, Inc.
455,000 4.300%,  5/1/2024 472,419
Constellation Brands, Inc.
470,000 3.600%,  2/15/2028 459,889
CVS Health Corporation
7,000 2.750%,  12/1/2022 7,047
236,000 3.700%,  3/9/2023 245,673
110,000 4.000%,  12/5/2023 114,859
580,000 4.100%,  3/25/2025 610,402
1,440,000 4.875%,  7/20/2035 1,637,892
Encompass Health Corporation
380,000 4.500%,  2/1/2028 372,685
Energizer Holdings, Inc.
820,000 5.500%,  6/15/2025
i
795,400
Express Scripts Holding Company
7,000 4.750%,  11/15/2021 7,354
740,000 4.800%,  7/15/2046 793,578
General Mills, Inc.
320,000 2.875%,  4/15/2030 319,360
HCA, Inc.
1,120,000 5.375%,  2/1/2025 1,139,589
Imperial Brands Finance plc
825,000 3.875%,  7/26/2029
i
772,317
Imperial Tobacco Finance plc
80,000 2.950%,  7/21/2020
i
79,847
JBS USA, LLC
395,000 5.750%,  6/15/2025
i
398,950
810,000 5.500%,  1/15/2030
i
836,325
Kimberly-Clark Corporation
450,000 3.100%,  3/26/2030 483,223
600,000 3.900%,  5/4/2047 665,216
Kraft Foods Group, Inc.
390,000 5.000%,  6/4/2042 369,668
Kraft Heinz Foods Company
750,000 3.375%,  6/15/2021 751,380
570,000 3.750%,  4/1/2030
i
543,639
Kroger Company
300,000 2.800%,  8/1/2022 304,163
Principal
Amount Long-Term Fixed Income (20.3%) Value
Consumer Non-Cyclical (0.8%) - continued
Medtronic, Inc.
$ 1,231,000 4.375%,  3/15/2035 $ 1,532,948
35,000 4.625%,  3/15/2045 46,291
Merck & Company, Inc.
88,000 3.700%,  2/10/2045 103,718
Mylan, Inc.
120,000 3.125%,  1/15/2023
i
116,371
Nestle Holdings, Inc.
750,000 3.900%,  9/24/2038
i
863,395
Par Pharmaceutical, Inc.
390,000 7.500%,  4/1/2027
i
388,050
Pernod Ricard SA
5,000 5.750%,  4/7/2021
i
5,145
Post Holdings, Inc.
440,000 5.750%,  3/1/2027
i
450,872
Reynolds American, Inc.
672,000 5.700%,  8/15/2035 739,905
Roche Holdings, Inc.
336,000 4.000%,  11/28/2044
i
374,563
Scotts Miracle-Gro Company
420,000 4.500%,  10/15/2029 400,050
Shire Acquisitions Investments
Ireland Designated Activity
Company
702,000 2.400%,  9/23/2021 699,373
Simmons Foods, Inc.
310,000 5.750%,  11/1/2024
i
281,418
Smithfield Foods, Inc.
350,000 2.650%,  10/3/2021
i
327,633
Spectrum Brands, Inc.
650,000 5.750%,  7/15/2025 607,750
Tenet Healthcare Corporation
210,000 4.625%,  7/15/2024 200,025
570,000 5.125%,  11/1/2027
i
544,350
Teva Pharmaceutical Finance
Netherlands III BV
3,000 2.200%,  7/21/2021 2,866
340,000 2.800%,  7/21/2023 310,247
Thermo Fisher Scientific, Inc.
360,000 4.133%,  3/25/2025 385,743
Tyson Foods, Inc.
236,000 3.550%,  6/2/2027 244,528
UnitedHealth Group, Inc.
600,000 2.950%,  10/15/2027 629,074
1,460,000 4.625%,  7/15/2035 1,740,315
VRX Escrow Corporation
1,535,000 6.125%,  4/15/2025
i
1,511,975
Zoetis, Inc.
9,000 3.450%,  11/13/2020 8,912
768,000 4.700%,  2/1/2043 864,521
Total 46,799,105
Energy (0.5%)
Archrock Partners, LP
230,000 6.250%,  4/1/2028
i
158,700
BP Capital Markets America, Inc.
120,000 3.119%,  5/4/2026 121,371
BP Capital Markets plc
335,000 3.535%,  11/4/2024 353,555
840,000 3.279%,  9/19/2027 845,621
Buckeye Partners, LP
200,000 4.125%,  3/1/2025
i
168,600
230,000 3.950%,  12/1/2026 188,531
80,000 4.125%,  12/1/2027 65,576

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.3%) Value
Energy (0.5%) - continued
Canadian Natural Resources, Ltd.
$ 585,000 3.450%,  11/15/2021 $ 546,000
Canadian Oil Sands, Ltd.
315,000 9.400%,  9/1/2021
i
339,301
Cheniere Corpus Christi Holdings,
LLC
685,000 5.875%,  3/31/2025 623,124
Cheniere Energy Partners, LP
995,000 5.625%,  10/1/2026 925,350
Chesapeake Energy Corporation
251,000 11.500%,  1/1/2025
i
40,160
ConocoPhillips
590,000 6.500%,  2/1/2039 744,673
Continental Resources, Inc.
525,000 4.500%,  4/15/2023 288,769
Diamondback Energy, Inc.
1,200,000 3.500%,  12/1/2029 846,255
El Paso Pipeline Partners Operating
Company, LLC
355,000 4.300%,  5/1/2024 354,803
Enagas SA
1,140,000 5.500%,  1/15/2028
i
592,800
Enbridge, Inc.
400,000 2.900%,  7/15/2022 367,324
Energy Transfer Operating, LP
200,000 4.200%,  9/15/2023 174,691
600,000 6.000%,  6/15/2048 503,790
Energy Transfer Partners, LP
265,000 4.900%,  3/15/2035 208,497
250,000 5.150%,  2/1/2043 188,457
EnLink Midstream Partners, LP
450,000 4.850%,  7/15/2026 221,265
Enterprise Products Operating, LLC
172,000 5.100%,  2/15/2045 172,051
EQT Corporation
100,000 3.900%,  10/1/2027 68,970
Exxon Mobil Corporation
600,000 4.327%,  3/19/2050 734,213
Kinder Morgan Energy Partners, LP
14,000 3.450%,  2/15/2023 13,682
585,000 6.500%,  9/1/2039 573,036
Kinder Morgan, Inc.
530,000 6.500%,  9/15/2020 531,189
Magellan Midstream Partners, LP
315,000 5.000%,  3/1/2026 311,460
Marathon Petroleum Corporation
708,000 4.750%,  12/15/2023 670,360
230,000 6.500%,  3/1/2041 213,452
MPLX, LP
10,000 4.500%,  7/15/2023 8,606
650,000 4.875%,  12/1/2024 569,047
708,000 4.875%,  6/1/2025 583,046
Murphy Oil Corporation
400,000 5.875%,  12/1/2027 209,120
Nabors Industries, Inc.
370,000 5.750%,  2/1/2025 81,400
Nabors Industries, Ltd.
120,000 7.250%,  1/15/2026
i
40,800
Newfield Exploration Company
800,000 5.625%,  7/1/2024 429,369
280,000 5.375%,  1/1/2026 146,279
Noble Energy, Inc.
1,000,000 5.050%,  11/15/2044 617,667
ONEOK, Inc.
480,000 2.200%,  9/15/2025 370,416
Principal
Amount Long-Term Fixed Income (20.3%) Value
Energy (0.5%) - continued
$ 360,000 3.100%,  3/15/2030 $ 270,657
Parsley Energy, LLC
650,000 5.625%,  10/15/2027
i
458,250
Petrobras Global Finance BV
385,000 5.093%,  1/15/2030
i
351,313
Pioneer Natural Resources Company
225,000 4.450%,  1/15/2026 222,724
Plains All American Pipeline, LP
800,000 4.500%,  12/15/2026 646,449
750,000 3.550%,  12/15/2029 512,409
Regency Energy Partners, LP
448,000 5.875%,  3/1/2022 420,819
Sabine Pass Liquefaction, LLC
351,000 6.250%,  3/15/2022 340,452
426,000 5.625%,  4/15/2023 396,364
480,000 5.750%,  5/15/2024 450,500
Schlumberger Holdings Corporation
280,000 4.000%,  12/21/2025
i
258,027
Southwestern Energy Company
665,000 7.500%,  4/1/2026 435,575
Suncor Energy, Inc.
270,000 3.600%,  12/1/2024 261,347
Sunoco Logistics Partners
Operations, LP
10,000 4.400%,  4/1/2021 9,968
475,000 4.000%,  10/1/2027 375,953
Sunoco, LP
290,000 5.500%,  2/15/2026 250,931
435,000 5.875%,  3/15/2028 361,050
Targa Resources Partners, LP
490,000 5.375%,  2/1/2027 403,270
Transocean, Inc.
750,000 7.250%,  11/1/2025
i
377,100
Viper Energy Partners, LP
570,000 5.375%,  11/1/2027
i
478,800
W&T Offshore, Inc.
395,000 9.750%,  11/1/2023
i
92,849
Western Gas Partners, LP
472,000 4.000%,  7/1/2022 306,063
Williams Companies, Inc.
600,000 7.500%,  1/15/2031 697,901
Williams Partners, LP
294,000 4.000%,  11/15/2021 278,903
165,000 3.600%,  3/15/2022 159,926
300,000 4.500%,  11/15/2023 281,292
475,000 6.300%,  4/15/2040 479,448
WPX Energy, Inc.
335,000 5.750%,  6/1/2026 190,950
240,000 4.500%,  1/15/2030 130,320
Total 25,110,986
Financials (1.6%)
ABN AMRO Bank NV
450,000 4.750%,  7/28/2025
i
450,579
ACE INA Holdings, Inc.
10,000 2.875%,  11/3/2022 10,148
335,000 4.350%,  11/3/2045 406,061
AerCap Ireland Capital, Ltd.
224,000 4.625%,  10/30/2020 217,293
420,000 3.500%,  1/15/2025 356,825
575,000 3.875%,  1/23/2028 438,439
Air Lease Corporation
1,000 2.500%,  3/1/2021 920
Aircastle, Ltd.
700,000 5.000%,  4/1/2023 683,362

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.3%) Value
Financials (1.6%) - continued
Ally Financial, Inc.
$ 270,000 5.750%,  11/20/2025 $ 264,114
American International Group, Inc.
336,000 4.125%,  2/15/2024 352,604
720,000 3.750%,  7/10/2025 720,800
650,000 3.900%,  4/1/2026 677,247
Athene Global Funding
6,000 4.000%,  1/25/2022
i
6,062
Australia and New Zealand Banking
Group, Ltd.
450,000 2.950%,  7/22/2030
b,i
426,391
AvalonBay Communities, Inc.
500,000 3.500%,  11/15/2025 513,859
Aviation Capital Group, LLC
485,000 2.875%,  1/20/2022
i
438,346
Avolon Holdings Funding, Ltd.
350,000 5.250%,  5/15/2024
i
298,078
Banco Santander SA
600,000
2.968%,  (LIBOR 3M +
1.120%), 4/12/2023
b
576,608
Bank of America Corporation
5,000 2.738%,  1/23/2022
b
4,994
300,000 3.499%,  5/17/2022
b
303,525
595,000 3.300%,  1/11/2023 616,272
475,000 2.881%,  4/24/2023
b
476,824
10,000 3.550%,  3/5/2024
b
10,366
448,000 4.000%,  4/1/2024 477,597
750,000 4.200%,  8/26/2024 797,187
1,070,000 4.000%,  1/22/2025 1,129,912
650,000 3.458%,  3/15/2025
b
670,386
600,000 3.093%,  10/1/2025
b
612,207
500,000 3.824%,  1/20/2028
b
518,602
600,000 2.496%,  2/13/2031
b
575,651
561,000 5.875%,  2/7/2042 794,790
Bank of Montreal
465,000
2.308%,  (LIBOR 3M +
0.460%), 4/13/2021
b
451,216
Bank of New York Mellon Corporation
40,000 2.500%,  4/15/2021 39,977
14,000 2.600%,  2/7/2022 14,115
Bank of Nova Scotia
950,000
2.259%,  (LIBOR 3M +
0.440%), 4/20/2021
b
930,960
510,000 2.700%,  3/7/2022 519,624
Barclays Bank plc
112,000 10.179%,  6/12/2021
i
119,034
Barclays plc
790,000 3.250%,  1/12/2021 784,699
725,000 4.610%,  2/15/2023
b
737,642
448,000 3.650%,  3/16/2025 438,140
Boston Properties, LP
525,000 4.500%,  12/1/2028 577,366
BPCE SA
300,000 3.000%,  5/22/2022
i
296,999
840,000 3.500%,  10/23/2027
i
818,345
Camden Property Trust
900,000 3.150%,  7/1/2029 887,038
Capital One Financial Corporation
466,000 3.050%,  3/9/2022 465,288
750,000 4.200%,  10/29/2025 747,364
Capital One NA
800,000 2.150%,  9/6/2022 779,941
Cascades USA, Inc.
390,000 5.125%,  1/15/2026
i
377,325
Principal
Amount Long-Term Fixed Income (20.3%) Value
Financials (1.6%) - continued
CIT Group, Inc.
$ 905,000 5.000%,  8/15/2022 $ 882,413
160,000 5.250%,  3/7/2025 156,000
Citigroup, Inc.
537,000 2.750%,  4/25/2022 539,789
244,000 4.050%,  7/30/2022 248,386
366,000 3.142%,  1/24/2023
b
370,567
910,000 4.400%,  6/10/2025 984,550
448,000 3.200%,  10/21/2026 464,009
1,070,000 3.668%,  7/24/2028
b
1,108,734
336,000 4.125%,  7/25/2028 344,817
600,000 3.520%,  10/27/2028
b
600,784
700,000 3.878%,  1/24/2039
b
693,367
348,000 4.650%,  7/23/2048 418,921
CNA Financial Corporation
250,000 3.900%,  5/1/2029 249,409
Comerica, Inc.
180,000 3.700%,  7/31/2023 184,720
Commerzbank AG
600,000 8.125%,  9/19/2023
i
627,209
Compass Bank
500,000 3.500%,  6/11/2021 497,320
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
620,000 3.950%,  11/9/2022 623,613
1,416,000 4.625%,  12/1/2023 1,464,294
Credit Agricole SA
807,000 3.375%,  1/10/2022
i
805,171
600,000 3.250%,  1/14/2030
i
569,881
Credit Suisse Group AG
250,000 2.997%,  12/14/2023
b,i
243,368
350,000 7.250%,  9/12/2025
b,i,l
317,625
450,000 3.869%,  1/12/2029
b,i
455,511
Credit Suisse Group Funding
(Guernsey), Ltd.
535,000 3.125%,  12/10/2020 534,468
21,000 3.800%,  9/15/2022 21,350
Credit Suisse Group Funding, Ltd.
448,000 3.750%,  3/26/2025 452,676
Danske Bank AS
675,000 3.244%,  12/20/2025
b,i
627,449
Deutsche Bank AG
675,000 3.375%,  5/12/2021 651,448
301,000 4.250%,  10/14/2021 286,326
650,000 3.961%,  11/26/2025
b
601,225
Discover Bank
400,000 2.450%,  9/12/2024 383,227
600,000 4.682%,  8/9/2028
b
610,926
Duke Realty, LP
450,000 2.875%,  11/15/2029 432,757
ERP Operating, LP
90,000 3.375%,  6/1/2025 93,215
Fidelity National Financial, Inc.
500,000 5.500%,  9/1/2022 548,710
Fifth Third Bancorp
148,000 2.875%,  7/27/2020 147,244
396,000 2.600%,  6/15/2022 391,301
Five Corners Funding Trust
1,090,000 4.419%,  11/15/2023
i
1,172,555
GE Capital International Funding
Company
1,390,000 4.418%,  11/15/2035 1,501,715
Goldman Sachs Group, Inc.
842,000 5.375%,  5/10/2020
b,l
752,537
710,000 5.250%,  7/27/2021 738,089

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.3%) Value
Financials (1.6%) - continued
$ 10,000
2.862%,  (LIBOR 3M + 1.170%),
11/15/2021
b
$ 9,800
14,000 3.000%,  4/26/2022 14,101
729,000 2.876%,  10/31/2022
b
732,718
472,000 2.908%,  6/5/2023
b
473,240
700,000 3.625%,  2/20/2024 724,279
790,000 4.750%,  10/21/2045 943,774
Guardian Life Global Funding
10,000 2.000%,  4/26/2021
i
9,964
HCP, Inc.
176,000 3.400%,  2/1/2025 176,212
Hospitality Properties Trust
10,000 4.250%,  2/15/2021 9,508
HSBC Holdings plc
464,000 6.875%,  6/1/2021
b,l
455,880
350,000 2.650%,  1/5/2022 349,446
750,000 3.803%,  3/11/2025
b
780,818
425,000 3.900%,  5/25/2026 432,391
725,000 4.950%,  3/31/2030 799,559
Huntington Bancshares, Inc.
10,000 3.150%,  3/14/2021 10,026
Icahn Enterprises, LP
345,000 6.750%,  2/1/2024 332,925
410,000 6.375%,  12/15/2025 387,450
ING Groep NV
375,000 3.150%,  3/29/2022 376,690
525,000 4.100%,  10/2/2023 538,760
International Lease Finance
Corporation
284,000 5.875%,  8/15/2022 253,888
Iron Mountain, Inc.
526,748 6.000%,  8/15/2023 529,382
J.P. Morgan Chase & Company
509,000
2.260%,  (LIBOR 3M +
0.680%), 6/1/2021
b
505,950
265,000 2.295%,  8/15/2021 264,491
10,000 2.776%,  4/25/2023
b
10,127
575,000 2.700%,  5/18/2023 589,906
259,000
3.031%,  (LIBOR 3M +
1.230%), 10/24/2023
b
250,689
352,000 3.625%,  5/13/2024 367,100
750,000 3.875%,  9/10/2024 791,956
690,000 3.125%,  1/23/2025 718,826
1,080,000 3.900%,  7/15/2025 1,155,151
360,000 3.300%,  4/1/2026 377,781
675,000 4.203%,  7/23/2029
b
741,500
720,000 3.882%,  7/24/2038
b
804,563
J.P. Morgan Chase Bank NA
400,000 3.086%,  4/26/2021
b
399,833
KeyCorp
300,000 2.900%,  9/15/2020 299,313
Kimco Realty Corporation
960,000 3.300%,  2/1/2025 966,141
Liberty Mutual Group, Inc.
4,000 5.000%,  6/1/2021
i
4,103
224,000 4.950%,  5/1/2022
i
228,238
Lloyds Banking Group plc
600,000 2.907%,  11/7/2023
b
599,235
MassMutual Global Funding
400,000 2.750%,  6/22/2024
i
394,621
MetLife, Inc.
355,000 4.050%,  3/1/2045 371,652
Mitsubishi UFJ Financial Group, Inc.
7,000 2.998%,  2/22/2022 7,136
725,000 3.455%,  3/2/2023 742,219
Principal
Amount Long-Term Fixed Income (20.3%) Value
Financials (1.6%) - continued
$ 600,000 3.287%,  7/25/2027 $ 622,282
Morgan Stanley
14,000 2.800%,  6/16/2020 13,998
224,000 5.550%,  7/15/2020
b,l
197,017
12,000 5.500%,  7/28/2021 12,458
290,000 2.625%,  11/17/2021 290,395
254,000
2.999%,  (LIBOR 3M +
1.180%), 1/20/2022
b
252,692
537,000 2.750%,  5/19/2022 542,690
155,000 4.875%,  11/1/2022 162,734
485,000 3.125%,  1/23/2023 496,039
540,000 4.350%,  9/8/2026 581,914
720,000 3.591%,  7/22/2028
b
754,618
600,000 3.772%,  1/24/2029
b
633,109
720,000 3.622%,  4/1/2031
b
749,332
MPT Operating Partnership, LP
385,000 6.375%,  3/1/2024 385,000
445,000 4.625%,  8/1/2029 409,400
Nasdaq, Inc.
295,000 3.850%,  6/30/2026 304,489
Nationwide Building Society
400,000 3.622%,  4/26/2023
b,i
397,659
Outfront Media Cap, LLC
420,000 4.625%,  3/15/2030
i
373,800
Park Aerospace Holdings, Ltd.
350,000 4.500%,  3/15/2023
i
303,558
PNC Bank NA
11,000 2.450%,  11/5/2020 11,021
Prudential Financial, Inc.
675,000 3.700%,  3/13/2051 632,539
Quicken Loans, Inc.
800,000 5.750%,  5/1/2025
i
796,000
Realty Income Corporation
475,000 4.125%,  10/15/2026 492,342
Regency Centers, LP
720,000 4.125%,  3/15/2028 726,534
Reinsurance Group of America, Inc.
510,000 4.700%,  9/15/2023 561,442
400,000 3.900%,  5/15/2029 390,545
Royal Bank of Scotland Group plc
300,000 6.125%,  12/15/2022 309,448
400,000 6.100%,  6/10/2023 411,277
300,000 3.875%,  9/12/2023 303,041
575,000 4.269%,  3/22/2025
b
590,790
475,000 4.445%,  5/8/2030
b
497,895
Santander UK Group Holdings plc
380,000 2.875%,  10/16/2020 379,853
Simon Property Group, LP
15,000 2.500%,  7/15/2021 14,794
448,000 4.250%,  11/30/2046 403,995
Societe Generale SA
354,000 4.750%,  11/24/2025
i
354,596
Springleaf Finance Corporation
390,000 6.875%,  3/15/2025 392,777
190,000 6.625%,  1/15/2028 177,916
Standard Chartered plc
800,000 2.819%,  1/30/2026
b,i
753,132
Sumitomo Mitsui Financial Group,
Inc.
426,000 2.784%,  7/12/2022 427,943
360,000 3.102%,  1/17/2023 360,438
336,000 3.010%,  10/19/2026 349,611
SunTrust Banks, Inc.
10,000 2.900%,  3/3/2021 10,023

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.3%) Value
Financials (1.6%) - continued
Synchrony Financial
$ 155,000 4.250%,  8/15/2024 $ 149,237
700,000 3.950%,  12/1/2027 622,560
UBS Group Funding Jersey, Ltd.
336,000 4.125%,  9/24/2025
i
349,079
UBS Group Funding Switzerland AG
450,000 3.491%,  5/23/2023
i
454,831
Ventas Realty, LP
500,000 3.100%,  1/15/2023 489,842
595,000 4.000%,  3/1/2028 559,841
VICI Properties, LP / VICI Note
Company, Inc.
150,000 4.250%,  12/1/2026
i
137,625
80,000 3.750%,  2/15/2027
i
75,400
150,000 4.625%,  12/1/2029
i
136,500
80,000 4.125%,  8/15/2030
i
75,800
Voya Financial, Inc.
825,000 3.125%,  7/15/2024 832,271
Wells Fargo & Company
450,000 2.550%,  12/7/2020 451,080
8,000 2.100%,  7/26/2021 7,989
540,000 2.625%,  7/22/2022 546,307
550,000 3.069%,  1/24/2023 559,041
448,000 3.450%,  2/13/2023 460,613
750,000 4.125%,  8/15/2023 773,211
10,000
3.007%,  (LIBOR 3M +
1.230%), 10/31/2023
b
9,541
350,000 3.000%,  2/19/2025 361,231
450,000 3.000%,  4/22/2026 463,178
450,000 3.000%,  10/23/2026 460,986
810,000 4.900%,  11/17/2045 960,426
Welltower, Inc.
180,000 3.950%,  9/1/2023 178,267
ZB NA
575,000 3.500%,  8/27/2021 574,326
Total 91,060,458
Mortgage-Backed Securities (6.3%)
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
13,199,626 3.500%,  5/1/2034 13,912,431
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
19,451,480 3.000%,  3/25/2050 20,402,394
8,050,000 3.000%,  4/1/2050
e
8,443,541
9,882,983 3.500%,  7/1/2047
e
10,481,263
14,924,042 3.000%,  8/1/2047 15,740,246
Federal National Mortgage
Association
1,435,109 3.230%,  11/1/2020 1,435,132
5,352,832 4.500%,  5/1/2048 5,774,112
11,118,005 3.500%,  10/1/2048 11,741,055
18,146,899 3.500%,  2/1/2049 19,145,633
6,268,669 3.500%,  6/1/2049 6,626,286
12,675,364 3.500%,  8/1/2049 13,423,261
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
19,000,000 2.500%,  4/1/2035
e
19,714,727
39,700,000 2.000%,  5/1/2035
e
40,742,125
22,200,000 2.500%,  5/1/2035
e
23,018,625
18,894,000 3.000%,  5/1/2035
e
19,733,943
Principal
Amount Long-Term Fixed Income (20.3%) Value
Mortgage-Backed Securities (6.3%) - continued
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
$ 46,375,000 2.500%,  5/1/2050
e
$ 47,982,161
22,348,357 4.000%,  7/1/2048 23,865,889
41,186,000 3.000%,  5/1/2049
e
43,127,746
394,325 3.500%,  8/1/2049
e
416,254
Total 345,726,824
Technology (0.5%)
Adobe, Inc.
450,000 2.150%,  2/1/2027 454,879
Apple, Inc.
11,000 2.400%,  1/13/2023 11,337
300,000 3.000%,  2/9/2024 317,823
475,000 3.200%,  5/11/2027 514,759
640,000 3.000%,  6/20/2027
g
692,455
960,000 3.000%,  11/13/2027 1,032,263
835,000 3.750%,  9/12/2047 982,798
Applied Materials, Inc.
240,000 3.300%,  4/1/2027 255,546
Avnet, Inc.
335,000 3.750%,  12/1/2021 341,408
Broadcom Corporation
391,000 3.875%,  1/15/2027 372,727
500,000 3.500%,  1/15/2028 463,340
Broadcom, Inc.
900,000 4.750%,  4/15/2029
i
914,119
CommScope Technologies Finance,
LLC
595,000 6.000%,  6/15/2025
i
544,544
Diamond 1 Finance Corporation
1,850,000 6.020%,  6/15/2026
i
1,968,477
Diamond Sports Group, LLC
770,000 6.625%,  8/15/2027
g,i
514,937
Harland Clarke Holdings Corporation
515,000 8.375%,  8/15/2022
i
397,194
Hewlett Packard Enterprise Company
17,000 3.600%,  10/15/2020 17,021
600,000
2.620%,  (LIBOR 3M +
0.720%), 10/5/2021
b
564,990
140,000 4.400%,  10/15/2022 142,643
Intel Corporation
1,200,000 3.100%,  2/15/2060 1,301,436
10,000 3.100%,  7/29/2022 10,378
Iron Mountain, Inc.
320,000 4.875%,  9/15/2029
i
300,602
KLA Corporation
720,000 3.300%,  3/1/2050 686,140
Marvell Technology Group, Ltd.
350,000 4.200%,  6/22/2023 357,802
475,000 4.875%,  6/22/2028 492,130
Microsoft Corporation
700,000 4.750%,  11/3/2055 988,085
14,000 2.400%,  2/6/2022 14,387
700,000 4.200%,  11/3/2035 877,385
1,690,000 3.700%,  8/8/2046 2,004,673
NCR Corporation
750,000 6.125%,  9/1/2029
i
700,425
NVIDIA Corporation
675,000 3.500%,  4/1/2040 718,090
NXP BV/NXP Funding, LLC
700,000 4.875%,  3/1/2024
i
747,376
Open Text Corporation
330,000 4.125%,  2/15/2030
i
310,283

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.3%) Value
Technology (0.5%) - continued
Oracle Corporation
$ 10,000 2.500%,  5/15/2022 $ 10,166
332,000 2.400%,  9/15/2023 338,862
1,060,000 2.950%,  5/15/2025 1,099,381
750,000 2.800%,  4/1/2027 764,492
600,000 3.850%,  7/15/2036 626,501
625,000 3.600%,  4/1/2040 622,160
Plantronics, Inc.
420,000 5.500%,  5/31/2023
i
305,550
PTC, Inc.
130,000 3.625%,  2/15/2025
i
121,550
SS&C Technologies, Inc.
600,000 5.500%,  9/30/2027
i
618,750
Texas Instruments, Inc.
580,000 4.150%,  5/15/2048 717,335
Tyco Electronics Group SA
120,000 3.450%,  8/1/2024 122,508
240,000 3.125%,  8/15/2027 247,963
Total 25,607,670
Transportation (0.1%)
Air Canada Pass Through Trust
96,075 3.875%,  3/15/2023
i
89,399
Air Lease Corporation
180,000 3.500%,  1/15/2022 164,040
Burlington Northern Santa Fe, LLC
355,000 5.750%,  5/1/2040 481,052
1,050,000 5.050%,  3/1/2041 1,297,451
385,000 4.450%,  3/15/2043 455,444
CSX Corporation
360,000 3.800%,  4/15/2050 378,144
115,000 3.700%,  11/1/2023 121,023
700,000 3.350%,  9/15/2049 662,870
Hertz Corporation
410,000 5.500%,  10/15/2024
i
230,539
310,000 6.000%,  1/15/2028
i
162,750
NCL Corporation, Ltd.
400,000 3.625%,  12/15/2024
i
255,120
Penske Truck Leasing Company, LP
600,000 3.375%,  2/1/2022
i
606,471
United Airlines Pass Through Trust
10,000 3.700%,  12/1/2022 9,716
United Continental Holdings, Inc.
410,000 4.875%,  1/15/2025 352,600
United Parcel Service, Inc.
480,000 4.450%,  4/1/2030 543,332
XPO Logistics, Inc.
517,000 6.750%,  8/15/2024
i
505,523
Total 6,315,474
U.S. Government & Agencies (6.9%)
U.S. Treasury Bonds
600,000 2.000%,  2/15/2050 696,867
20,580,000 2.250%,  11/15/2027 23,151,696
18,050,000 2.875%,  5/15/2028 21,290,539
5,830,000 5.250%,  11/15/2028 8,099,145
7,700,000 1.625%,  8/15/2029 8,360,816
1,620,000 1.500%,  2/15/2030 1,746,436
2,050,000 4.375%,  5/15/2040 3,259,420
11,465,000 3.000%,  5/15/2042 15,391,315
25,124,000 2.500%,  5/15/2046 31,606,188
4,000,000 2.750%,  8/15/2047 5,287,344
16,725,000 2.875%,  5/15/2049 22,839,425
550,000 2.375%,  11/15/2049 686,469
Principal
Amount Long-Term Fixed Income (20.3%) Value
U.S. Government & Agencies (6.9%) - continued
U.S. Treasury Notes
$ 950,000 1.375%,  8/31/2020
m,n
$ 954,973
1,060,000 1.375%,  9/30/2020 1,066,625
300,000 1.875%,  12/15/2020 303,703
500,000 2.500%,  2/28/2021 510,820
1,500,000 1.375%,  5/31/2021 1,521,914
22,640,000 1.125%,  8/31/2021 22,935,381
6,425,000 1.500%,  9/30/2021 6,548,481
1,700,000 2.500%,  1/15/2022 1,768,797
1,900,000 1.125%,  2/28/2022 1,931,988
8,320,000 1.875%,  7/31/2022 8,629,725
8,190,000 2.000%,  11/30/2022 8,564,309
11,580,000 2.500%,  3/31/2023 12,345,366
16,710,000 2.500%,  1/31/2024 18,093,144
2,335,000 2.125%,  7/31/2024 2,511,584
1,800,000 1.500%,  10/31/2024 1,893,164
95,000 2.250%,  11/15/2024 103,172
13,150,000 2.125%,  11/30/2024 14,216,896
43,700,000 2.875%,  5/31/2025 49,184,691
12,650,000 2.625%,  1/31/2026 14,212,967
64,360,000 2.500%,  2/28/2026 71,899,674
Total 381,613,034
Utilities (0.5%)
Alabama Power Company
7,000 2.450%,  3/30/2022 7,085
Ameren Corporation
10,000 2.700%,  11/15/2020 9,970
Ameren Illinois Company
450,000 4.500%,  3/15/2049 534,032
American Electric Power Company,
Inc.
718,000 2.950%,  12/15/2022 696,491
Appalachian Power Company
238,000 3.300%,  6/1/2027 242,323
Arizona Public Service Company
450,000 3.500%,  12/1/2049 457,774
Berkshire Hathaway Energy Company
375,000 4.500%,  2/1/2045 421,682
Calpine Corporation
720,000 4.500%,  2/15/2028
i
697,860
CenterPoint Energy, Inc.
185,000 3.850%,  2/1/2024 187,666
700,000 2.500%,  9/1/2024 687,288
420,000 4.250%,  11/1/2028 430,788
CMS Energy Corporation
336,000 2.950%,  2/15/2027 331,277
Commonwealth Edison Company
355,000 3.700%,  3/1/2045 373,289
180,000 4.350%,  11/15/2045 207,030
Consolidated Edison Company of
New York, Inc.
1,150,000 4.125%,  5/15/2049 1,245,185
Consolidated Edison, Inc.
168,000 4.500%,  12/1/2045 186,075
Consumers Energy Company
550,000 4.350%,  4/15/2049 661,432
DTE Electric Company
265,000 3.700%,  3/15/2045 280,160
360,000 3.700%,  6/1/2046 381,535
Duke Energy Carolinas, LLC
840,000 3.700%,  12/1/2047 924,117
Duke Energy Corporation
448,000 3.750%,  9/1/2046 429,460

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.3%) Value
Utilities (0.5%) - continued
Duke Energy Florida, LLC
$ 320,000 3.200%,  1/15/2027 $ 332,476
Duke Energy Indiana, LLC
450,000 3.750%,  5/15/2046 488,971
Edison International
200,000 2.950%,  3/15/2023 193,490
1,350,000 5.750%,  6/15/2027 1,403,274
Energy Transfer Operating, LP
580,000 5.200%,  2/1/2022 545,800
Exelon Corporation
750,000 4.700%,  4/15/2050 783,411
240,000 5.100%,  6/15/2045 262,782
336,000 4.450%,  4/15/2046 340,076
FirstEnergy Corporation
150,000 2.850%,  7/15/2022 146,272
845,000 4.850%,  7/15/2047 944,941
ITC Holdings Corporation
67,000 4.050%,  7/1/2023 68,608
224,000 5.300%,  7/1/2043 233,197
Mississippi Power Company
340,000 3.950%,  3/30/2028 350,264
Monongahela Power Company
275,000 5.400%,  12/15/2043
i
307,104
National Rural Utilities Cooperative
Finance Corporation
295,000 3.900%,  11/1/2028 287,629
575,000 3.700%,  3/15/2029 648,515
NextEra Energy Operating Partners,
LP
750,000 3.875%,  10/15/2026
i
712,500
NiSource Finance Corporation
236,000 3.490%,  5/15/2027 238,781
615,000 5.650%,  2/1/2045 706,932
Oncor Electric Delivery Company, LLC
944,000 3.750%,  4/1/2045 1,002,297
Pacific Gas and Electric Company
350,000 3.300%,  12/1/2027
o,p
334,250
350,000 3.950%,  12/1/2047
o,p
315,875
PPL Capital Funding, Inc.
236,000 3.400%,  6/1/2023 242,353
515,000 5.000%,  3/15/2044 550,425
PPL Electric Utilities Corporation
354,000 3.950%,  6/1/2047 375,999
PSEG Power, LLC
9,000 3.000%,  6/15/2021 9,026
Public Service Electric & Gas
Company
600,000 3.000%,  5/15/2027 613,387
San Diego Gas and Electric Company
600,000 4.150%,  5/15/2048 646,181
South Carolina Electric & Gas
Company
700,000 5.100%,  6/1/2065 876,068
Southern California Edison Company
485,000 4.000%,  4/1/2047 504,830
Southern Company
6,000 2.350%,  7/1/2021 6,015
320,000 2.950%,  7/1/2023 321,879
575,000 3.250%,  7/1/2026 579,926
450,000 4.400%,  7/1/2046 470,388
Southern Company Gas Capital
Corporation
590,000 4.400%,  5/30/2047 584,759
Principal
Amount Long-Term Fixed Income (20.3%) Value
Utilities (0.5%) - continued
Southwestern Electric Power
Company
$ 180,000 3.900%,  4/1/2045 $ 160,584
TerraForm Power Operating, LLC
645,000 5.000%,  1/31/2028
i
675,831
Virginia Electric and Power Company
425,000 4.600%,  12/1/2048 483,047
Vistra Operations Company, LLC
430,000 5.000%,  7/31/2027
i
436,450
Total 27,577,112
Total Long-Term Fixed Income
(cost $1,075,993,374) 1,122,445,104
Shares
Collateral Held for Securities Loaned
( 0.9% ) Value
51,565,852 Thrivent Cash Management Trust 51,565,852
Total Collateral Held for Securities
Loaned
(cost $51,565,852) 51,565,852
Shares or
Principal
Amount Short-Term Investments ( 9.3% ) Value
Federal Home Loan Bank Discount
Notes
24,600,000 1.550%, 4/7/2020
q,r
24,599,713
2,900,000 1.533%, 4/8/2020
q,r
2,899,960
100,000 1.560%, 4/13/2020
q,r
99,998
800,000 1.520%, 4/15/2020
q,r
799,978
400,000 1.560%, 4/23/2020
q,r
399,983
900,000 1.285%, 5/5/2020
q,r
899,940
4,500,000 0.900%, 5/7/2020
q,r
4,499,685
900,000 0.720%, 5/8/2020
q,r
899,935
25,200,000 1.236%, 5/12/2020
q,r
25,197,991
10,000,000 0.500%, 5/13/2020
q,r
9,999,183
7,900,000 0.457%, 5/19/2020
q,r
7,899,263
9,900,000 0.150%, 5/20/2020
q,r
9,899,057
500,000 0.000%, 5/28/2020
r
499,945
5,100,000 0.150%, 6/4/2020
q,r
5,099,365
2,500,000 0.500%, 6/9/2020
q,r
2,499,665
8,800,000 0.530%, 6/12/2020
q,r
8,798,768
9,800,000 0.150%, 6/23/2020
q,r
9,798,418
200,000 0.028%, 6/29/2020
q,r
199,965
3,000,000 0.005%, 7/7/2020
q,r
2,999,272
Thrivent Core Short-Term Reserve
Fund
39,962,858 1.570% 398,829,320
U.S. Treasury Bills
300,000 0.100%, 6/11/2020
q
299,932
350,000 0.023%, 9/24/2020
m,n,q
349,786
Total Short-Term Investments (cost
$518,086,201) 517,469,122
Total Investments (cost
$5,886,712,447) 104.8% $5,796,168,493
Other Assets and Liabilities, Net
(4.8%) (265,474,068)
Total Net Assets 100.0% $5,530,694,425

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of March
31, 2020. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by
security and the reference rate and spread are indicated in
their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current
market conditions.  These securities do not indicate a reference rate and spread in their description.
c Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial
Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or delayed
delivery basis.
f In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.
g All or a portion of the security is on loan.
h Non-income producing security.
i Denotes securities sold under Rule 144A of the Securities Act of
1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other
qualified institutional buyers. As of March 31, 2020, the value of these investments was $129,979,110 or 2.4% of total net
assets.
j Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 31,
2020.
k Denotes interest only security.  Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets.  The principal shown is the
outstanding par amount of the pool as of the end of the period.
The actual effective yield of the security is different than the stated coupon rate.
l Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
m All or a portion of the security was earmarked to cover written options.
n All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and the
fund for open swap contracts.
o Defaulted security.  Interest is not being accrued.
p In bankruptcy.  Interest is not being accrued.
q The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
r All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive
Allocation Portfolio as of March 31, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 1,795,002
Common Stock 48,407,317
Total lending $50,202,319
Gross amount payable upon return of
collateral for securities loaned $51,565,852
Net amounts due to counterparty $1,363,533
Definitions:
ACES - Alternative Credit Enhancement Securities
ADR - American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S.
depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by
State Street Global Advisors.
Reference Rate Index:
CMT 3M - Constant Maturity Treasury Yield 3 Month
LIBOR 1W - ICE Libor USD Rate 1 Week
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
PRIME - Federal Reserve Prime Loan Rate

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2020, in valuing Moderately Aggressive Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 3,187,312 – 1,979,689 1,207,623
Capital Goods 3,438,585 – 1,870,990 1,567,595
Communications Services 9,450,322 – 6,604,895 2,845,427
Consumer Cyclical 7,716,782 – 6,718,983 997,799
Consumer Non-Cyclical 8,682,017 – 8,479,386 202,631
Energy 3,055,003 – 2,776,464 278,539
Financials 5,238,202 – 5,238,202 –
Technology 4,235,445 – 3,314,245 921,200
Transportation 788,409 – 581,409 207,000
Utilities 961,660 – 687,051 274,609
Registered Investment Companies
Unaffiliated 38,409,743 38,409,743 – –
Affiliated 1,849,844,922 1,849,844,922 – –
Common Stock
Communications Services 96,993,112 96,125,846 867,266 –
Consumer Discretionary 198,341,330 196,893,976 1,447,354 –
Consumer Staples 51,814,093 50,447,055 1,367,038 –
Energy 23,101,412 22,298,160 803,252 –
Financials 202,894,007 196,614,887 6,279,120 –
Health Care 251,018,130 247,617,838 3,400,292 –
Industrials 205,390,519 201,413,201 3,977,318 –
Information Technology 447,122,657 444,875,024 2,247,633 –
Materials 52,753,593 50,384,881 2,368,706 6
Real Estate 87,963,153 86,417,033 1,546,120 –
Utilities 22,589,960 22,226,614 363,346 –
Long-Term Fixed Income
Asset-Backed Securities 38,520,001 – 38,520,001 –
Basic Materials 10,180,173 – 10,180,173 –
Capital Goods 17,656,660 – 17,656,660 –
Collateralized Mortgage Obligations 27,188,746 – 27,188,746 –
Commercial Mortgage-Backed Securities 12,817,569 – 12,817,569 –
Communications Services 36,299,000 – 36,299,000 –
Consumer Cyclical 29,972,292 – 29,972,292 –
Consumer Non-Cyclical 46,799,105 – 46,799,105 –
Energy 25,110,986 – 25,110,986 –
Financials 91,060,458 – 91,060,458 –
Mortgage-Backed Securities 345,726,824 – 345,726,824 –
Technology 25,607,670 – 25,607,670 –
Transportation 6,315,474 – 6,315,474 –
U.S. Government & Agencies 381,613,034 – 381,613,034 –
Utilities 27,577,112 – 27,577,112 –
Short-Term Investments 118,639,802 – 118,639,802 –
Subtotal Investments in Securities $4,816,075,274 $3,503,569,180 $1,304,003,665 $8,502,429
Other Investments  * Total
Affiliated Short-Term Investments 398,829,320
Affiliated Registered Investment Companies 529,698,047
Collateral Held for Securities Loaned 51,565,852
Subtotal Other Investments $980,093,219
Total Investments at Value $5,796,168,493
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
NASDAQ
-
National Association of Securities Dealers
Automated Quotations
S&P
-
Standard & Poor's
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 22,099,265 22,099,265 – –
Total Asset Derivatives $22,099,265 $22,099,265 $– $–
Liability Derivatives
Futures Contracts 40,641,970 40,641,970 – –
Credit Default Swaps 362,989 – 362,989 –
Total Liability Derivatives $41,004,959 $40,641,970 $362,989 $–
The following table presents Moderately Aggressive Allocation Portfolio's futures contracts held as of March 31, 2020. Investments and/or cash totaling
$108,090,907 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 491 June 2020 $ 106,276,154 $ 1,931,805
CBOT 5-Yr. U.S. Treasury Note 1 June 2020 122,941 2,419
CBOT U.S. Long Bond 188 June 2020 30,863,458 2,800,292
CME E-mini S&P 500 Index 5,088 June 2020 666,875,385 (13,143,705)
CME Euro Foreign Exchange Currency 774 June 2020 109,492,428 (2,588,515)
Eurex Euro STOXX 50 Index 3,626 June 2020 98,766,860 9,529,247
ICE US mini MSCI Emerging Markets Index 3,535 June 2020 150,960,916 (1,978,341)
Total Futures Long Contracts $ 1,163,358,142 ( $ 3,446,798)
CBOT 10-Yr. U.S. Treasury Note (262) June 2020 ( $ 34,845,156) ( $ 1,490,969)
CME E-mini NASDAQ 100 Index (1,234) June 2020 (184,355,338) (7,809,312)
CME E-mini Russell 2000 Index (3,124) June 2020 (173,307,925) (5,947,195)
CME E-mini S&P Mid-Cap 400 Index (2,629) June 2020 (385,833,122) 7,835,502
CME Ultra Long Term U.S. Treasury Bond (13) June 2020 (2,616,518) (267,857)
ICE mini MSCI EAFE Index (856) June 2020 (59,999,200) (6,738,840)
Ultra 10-Yr. U.S. Treasury Note (83) June 2020 (12,273,358) (677,236)
Total Futures Short Contracts ( $ 853,230,617) ($15,095,907)
Total Futures Contracts $ 310,127,525 ($18,542,705)

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents Moderately Aggressive Allocation Portfolio's swaps contracts held as of March 31, 2020. Investments totaling $1,304,759 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized Gain/
(Loss)
CDX HY 34, 5 Year, at 5.00%, Quarterly Sell 6/20/2025 ( $ 12,400,000) $ – ( $ 362,989) ( $ 362,989)
Total Credit Default Swaps $– ($362,989) ($362,989)
1 As the buyer of protection, Moderately Aggressive Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately Aggressive Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderately Aggressive Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the
Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Aggressive Allocation
Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
3/31/2020
Shares Held at
3/31/2020
% of Net Assets
3/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $75,829 $4,753 $– $72,141 8,161 1.3%
Core Emerging Markets Equity – 14,000 – 11,725 1,499 0.2
Core International Equity 220,517 – – 168,045 22,617 3.0
Core Low Volatility Equity 242,502 94,000 – 277,787 28,116 5.0
Global Stock 408,855 – – 316,747 29,254 5.7
High Yield 61,624 816 – 53,114 13,049 0.9
Income 180,729 1,367 – 175,449 17,180 3.2
International Allocation 574,628 – – 428,562 55,988 7.8
Large Cap Value 490,008 – – 353,219 25,537 6.4
Limited Maturity Bond 101,072 614 – 98,334 10,249 1.8
Mid Cap Stock 482,077 – – 345,726 24,776 6.3
Small Cap Stock 112,575 – – 78,694 5,774 1.4
Total Affiliated Registered Investment Companies 2,950,416 2,379,543 43.0
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.570% 527,067 209,714 337,089 398,829 39,963 7.2
Total Affiliated Short-Term Investments 527,067 398,829 7.2
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 30,577 99,777 78,788 51,566 51,566 0.9
Total Collateral Held for Securities Loaned 30,577 51,566 0.9
Total Value $3,508,060 $2,829,938

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 3/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $(8,441) – $853
Core Emerging Markets Equity – (2,275) – –
Core International Equity – (52,472) – –
Core Low Volatility Equity – (58,715) – –
Global Stock – (92,108) – –
High Yield – (9,326) – 816
Income – (6,647) – 1,371
International Allocation – (146,066) – –
Large Cap Value – (136,789) – –
Limited Maturity Bond – (3,352) – 614
Mid Cap Stock – (136,351) – –
Small Cap Stock – (33,881) – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.570% (177) (686) – 2,183
Total Income/Non Income Cash from Affiliated Investments $5,837
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 70
Total Affiliated Income from Securities Loaned, Net $70
Total Value $(177) $(687,109) $–

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 2.0% )
a
Value
Basic Materials (0.1%)
Arch Coal, Inc., Term Loan
$ 1,038,586
3.750%,  (LIBOR 1M +
2.750%), 3/7/2024
b
$ 784,132
Ball Metalpack Finco, LLC, Term
Loan
505,987
6.113%,  (LIBOR 3M +
4.500%), 7/31/2025
b
379,491
Big River Steel, LLC, Term Loan
799,500
6.450%,  (LIBOR 3M +
5.000%), 8/23/2023
b,c
759,525
Hexion, Inc., Term Loan
436,700
5.410%,  (LIBOR 3M + 3.500%),
7/1/2026
b
363,553
MRC Global (US), Inc., Term Loan
930,934
3.989%,  (LIBOR 1M +
3.000%), 9/22/2024
b,c
735,438
Nouryon USA, LLC, Term Loan
1,017,363
3.863%,  (LIBOR 1M +
3.000%), 10/1/2025
b
905,453
Pixelle Specialty Solutions, LLC, Term
Loan
1,224,769
7.500%,  (LIBOR 1M + 6.500%),
10/31/2024
b
1,061,875
Total 4,989,467
Capital Goods (0.2%)
Advanced Disposal Services, Inc.,
Term Loan
720,926
2.894%,  (LIBOR 1W +
2.250%), 11/10/2023
b
710,710
BWAY Holding Company, Term Loan
931,696
5.084%,  (LIBOR 3M +
3.250%), 4/3/2024
b
755,261
Flex Acquisition Company, Inc. Term
Loan
1,316,914
5.159%,  (LIBOR 3M +
3.250%), 6/29/2025
b,c
1,191,807
GFL Environmental, Inc., Term Loan
1,859,555
3.990%,  (LIBOR 1M +
3.000%), 5/31/2025
b,d,e
1,794,471
Navistar, Inc., Term Loan
1,509,200
4.280%,  (LIBOR 1M +
3.500%), 11/6/2024
b
1,297,912
Reynolds Group Holdings, Inc., Term
Loan
359,069
0.000%,  (LIBOR 1M +
2.750%), 2/5/2023
b,c,d,e
338,422
TransDigm, Inc., Term Loan
1,017,450
3.239%,  (LIBOR 1M +
2.250%), 12/9/2025
b
923,336
Vertiv Group Corporation, Term Loan
2,025,000
4.581%,  (LIBOR 1M +
3.000%), 3/2/2027
b,c
1,741,500
Total 8,753,419
Communications Services (0.4%)
Altice France SA, Term Loan
627,263
3.739%,  (LIBOR 1M +
2.750%), 7/31/2025
b
575,513
CenturyLink, Inc., Term Loan
1,406,475
3.239%,  (LIBOR 1M +
2.250%), 3/15/2027
b
1,305,392
Principal
Amount Bank Loans (2.0%)
a
Value
Communications Services (0.4%) - continued
Charter Communications Operating,
LLC, Term Loan
$ 1,350,000
0.000%,  (LIBOR 1M +
1.750%), 4/30/2025
b,d,e
$ 1,292,058
Coral-US Co-Borrower, LLC, Term
Loan
2,495,000
3.239%,  (LIBOR 1M +
2.250%), 1/31/2028
b
2,323,469
Diamond Sports Group, LLC, Term
Loan
980,075
4.180%,  (LIBOR 1M +
3.250%), 8/24/2026
b,c
754,658
Frontier Communications
Corporation, Term Loan
2,190,433
5.350%,  (LIBOR 3M +
3.750%), 6/15/2024
b
2,072,347
HCP Acquisition, LLC, Term Loan
973,720
4.000%,  (LIBOR 1M +
3.000%), 5/16/2024
b
840,641
Intelsat Jackson Holdings SA, Term
Loan
1,315,000
5.682%,  (LIBOR 3M +
3.750%), 11/27/2023
b
1,198,294
Mediacom Illinois, LLC, Term Loan
371,778
2.370%,  (LIBOR 1W +
1.750%), 2/15/2024
b,c
356,907
NEP Group, Inc., Term Loan
1,491,125
4.700%,  (LIBOR 3M +
3.250%), 10/20/2025
b
911,450
140,000
8.450%,  (LIBOR 3M + 7.000%),
10/19/2026
b
66,500
SBA Senior Finance II, LLC, Term
Loan
1,079,708
2.740%,  (LIBOR 1M + 1.750%),
4/11/2025
b,d,e
1,018,165
Sprint Communications, Inc., Term
Loan
1,924,640
3.500%,  (LIBOR 1M +
2.500%), 2/3/2024
b,c
1,910,205
Terrier Media Buyer, Inc., Term Loan
798,000
5.700%,  (LIBOR 3M +
4.250%), 12/17/2026
b,c
704,235
TNS, Inc., Term Loan
550,881
5.780%,  (LIBOR 3M +
4.000%), 8/14/2022
b
455,397
WideOpenWest Finance, LLC, Term
Loan
1,067,625
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
979,546
Windstream Services, LLC, Term
Loan
1,861,405
8.250%,  (PRIME + 5.000%),
3/30/2021
b,f
1,144,764
Ziggo Financing Partnership, Term
Loan
1,320,000
3.205%,  (LIBOR 3M +
2.500%), 4/30/2028
b,c,d,e
1,240,800
Total 19,150,341
Consumer Cyclical (0.3%)
Cengage Learning, Inc., Term Loan
1,192,916
5.250%,  (LIBOR 1M +
4.250%), 6/7/2023
b
961,287

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (2.0%)
a
Value
Consumer Cyclical (0.3%) - continued
Four Seasons Hotels, Ltd., Term Loan
$ 918,636
2.989%,  (LIBOR 1M +
2.000%), 11/30/2023
b
$ 826,773
Golden Entertainment, Inc., Term
Loan
1,992,725
3.960%,  (LIBOR 1M +
3.000%), 10/20/2024
b,c
1,494,544
Golden Nugget, LLC, Term Loan
593,340
3.580%,  (LIBOR 3M +
2.500%), 10/4/2023
b
459,839
LCPR Loan Financing, LLC, Term
Loan
2,345,000
5.705%,  (LIBOR 1M +
5.000%), 10/25/2026
b
2,148,606
Men's Warehouse, Inc., Term Loan
991,819
4.831%,  (LIBOR 3M +
3.250%), 4/9/2025
b
337,218
Mohegan Gaming and
Entertainment, Term Loan
1,436,883
5.375%,  (LIBOR 1M + 4.375%),
10/13/2023
b
1,013,003
Penn National Gaming, Inc., Term
Loan
1,155,375
3.239%,  (LIBOR 1M +
2.250%), 10/15/2025
b
864,463
Scientific Games International, Inc.,
Term Loan
3,802,153
4.250%,  (LIBOR 1M +
2.750%), 8/14/2024
b
3,054,384
Staples, Inc., Term Loan
253,088
6.015%,  (LIBOR 1M +
4.500%), 9/12/2024
b,c
172,100
1,686,951
6.515%,  (LIBOR 1M +
5.000%), 4/12/2026
b
1,324,256
Stars Group Holdings BV, Term Loan
2,079,921
4.950%,  (LIBOR 3M +
3.500%), 7/10/2025
b
1,977,651
Tenneco, Inc., Term Loan
1,575,063
3.989%,  (LIBOR 1M +
3.000%), 10/1/2025
b
1,078,918
Wyndham Hotels & Resorts, Inc.,
Term Loan
635,325
2.739%,  (LIBOR 1M +
1.750%), 5/30/2025
b
555,115
Total 16,268,157
Consumer Non-Cyclical (0.4%)
Air Medical Group Holdings, Inc.,
Term Loan
4,200,327
4.932%,  (LIBOR 2M +
3.250%), 4/28/2022
b
3,874,802
Bausch Health Companies, Inc.,
Term Loan
1,924,000
3.612%,  (LIBOR 1M +
3.000%), 6/1/2025
b
1,820,585
Endo International plc, Term Loan
637,719
5.250%,  (LIBOR 1M +
4.250%), 4/27/2024
b,d,e
569,164
Energizer Holdings, Inc., Term Loan
487,493
3.875%,  (LIBOR 1M +
2.250%), 12/17/2025
b,c
453,368
JBS USA LUX SA, Term Loan
1,267,200
3.072%,  (LIBOR 3M +
2.000%), 5/1/2026
b
1,179,396
Principal
Amount Bank Loans (2.0%)
a
Value
Consumer Non-Cyclical (0.4%) - continued
Mallinckrodt International Finance
SA, Term Loan
$ 747,653
4.704%,  (LIBOR 3M +
3.000%), 2/24/2025
b
$ 499,530
McGraw-Hill Global Education
Holdings, LLC, Term Loan
868,511
5.450%,  (LIBOR 3M +
4.000%), 5/4/2022
b
706,386
MPH Acquisition Holdings, LLC, Term
Loan
3,020,000
4.200%,  (LIBOR 3M +
2.750%), 6/7/2023
b
2,660,106
Ortho-Clinical Diagnostics SA, Term
Loan
3,050,907
4.765%,  (LIBOR 1M +
3.250%), 6/30/2025
b
2,581,830
Plantronics, Inc., Term Loan
2,869,280
3.470%,  (LIBOR 3M +
2.500%), 7/2/2025
b
2,219,388
Sotera Health Holdings, LLC, Term
Loan
855,000
5.500%,  (LIBOR 1M +
4.500%), 12/13/2026
b
740,379
Total 17,304,934
Energy (0.1%)
BCP Raptor II, LLC, Term Loan
927,988
5.739%,  (LIBOR 1M +
4.750%), 11/3/2025
b
510,393
Buckeye Partners, LP, Term Loan
510,000
0.000%,  (LIBOR 1M +
2.750%), 11/1/2026
b,d,e
465,120
Calpine Corporation, Term Loan
1,135,205
3.240%,  (LIBOR 1M +
2.250%), 1/15/2024
b
1,087,526
Consolidated Energy Finance SA,
Term Loan
668,100
3.205%,  (LIBOR 1M +
2.500%), 5/7/2025
b,c
467,670
Fieldwood Energy, LLC, Term Loan
1,069,760
7.027%,  (LIBOR 3M + 5.250%),
4/11/2022
b
334,300
McDermott Technology (Americas),
Inc., Term Loan
1,517,962
7.250%,  (PRIME + 4.000%),
5/10/2025
b,f
430,085
Radiate Holdco, LLC, Term Loan
3,073,720
3.989%,  (LIBOR 1M +
3.000%), 2/1/2024
b
2,817,587
Total 6,112,681
Financials (0.2%)
Avolon TLB Borrower 1 US, LLC, Term
Loan
717,274
2.523%,  (LIBOR 1M +
1.750%), 1/15/2025
b
635,986
Cyxtera DC Holdings, Inc., Term Loan
1,248,581
4.000%,  (LIBOR 1M +
3.000%), 5/1/2024
b
800,340
Digicel International Finance, Ltd.,
Term Loan
2,291,120
4.870%,  (LIBOR 3M +
3.250%), 5/27/2024
b
1,772,754

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (2.0%)
a
Value
Financials (0.2%) - continued
GGP Nimbus, LLC, Term Loan
$ 1,817,325
3.489%,  (LIBOR 1M +
2.500%), 8/24/2025
b
$ 1,272,127
Harland Clarke Holdings Corporation,
Term Loan
1,744,318
6.463%,  (LIBOR 3M +
4.750%), 11/3/2023
b
1,050,411
Level 3 Financing, Inc., Term Loan
1,355,000
2.739%,  (LIBOR 1M +
1.750%), 3/1/2027
b
1,260,150
MoneyGram International, Inc., Term
Loan
843,625
6.989%,  (LIBOR 1M +
6.000%), 6/30/2023
b
603,192
Northriver Midstream Finance, LP,
Term Loan
827,904
5.159%,  (LIBOR 3M +
3.250%), 10/1/2025
b
631,451
Tronox Finance, LLC, Term Loan
1,543,085
3.930%,  (LIBOR 1M +
2.750%), 9/22/2024
b
1,343,579
Total 9,369,990
Technology (0.2%)
Prime Security Services Borrower,
LLC, Term Loan
3,119,325
4.606%,  (LIBOR 1M +
3.250%), 9/23/2026
b
2,785,557
Rackspace Hosting, Inc., Term Loan
2,678,010
4.763%,  (LIBOR 3M +
3.000%), 11/3/2023
b
2,316,479
SS&C Technologies, Inc., Term Loan
420,084
2.739%,  (LIBOR 1M +
1.750%), 4/16/2025
b
391,728
299,758
2.739%,  (LIBOR 1M +
1.750%), 4/16/2025
b
279,525
1,112,873
2.739%,  (LIBOR 1M +
1.750%), 4/16/2025
b
1,038,455
Western Digital Corporation, Term
Loan
1,486,323
3.353%,  (LIBOR 1M +
1.750%), 4/29/2023
b,c
1,426,870
Zayo Group Holdings, Inc., Term Loan
1,920,000
3.989%,  (LIBOR 1M +
3.000%), 3/9/2027
b,c,d,e
1,804,800
Total 10,043,414
Transportation (0.1%)
Genesee & Wyoming, Inc., Term Loan
1,200,000
3.450%,  (LIBOR 3M +
2.000%), 12/30/2026
b
1,143,756
United Airlines, Inc., Term Loan
900,000
2.739%,  (LIBOR 3M +
1.750%), 4/1/2024
b,c,d,e
810,000
Total 1,953,756
Utilities (<0.1%)
Core and Main, LP, Term Loan
909,075
4.331%,  (LIBOR 1M +
2.750%), 8/1/2024
b
797,713
EnergySolutions, LLC, Term Loan
731,962
5.200%,  (LIBOR 3M +
3.750%), 5/11/2025
b,c
629,488
Principal
Amount Bank Loans (2.0%)
a
Value
Utilities (<0.1%) - continued
Talen Energy Supply, LLC, Term Loan
$ 601,975
4.739%,  (LIBOR 1M +
3.750%), 7/8/2026
b
$ 520,708
Total 1,947,909
Total Bank Loans
(cost $113,632,049) 95,894,068
Principal
Amount Long-Term Fixed Income ( 45.2% ) Value
Asset-Backed Securities (1.6%)
Access Group, Inc.
494,425
1.447%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,g
471,652
Aimco
2,150,000
3.122%,  (LIBOR 3M +
1.320%), 7/22/2032, Ser.
2019-10A, Class A
b,g
1,995,492
Ares CLO, Ltd.
3,000,000
3.236%,  (LIBOR 3M +
1.400%), 10/17/2030, Ser.
2018-28RA, Class A2
b,g
2,766,831
Ares XXXIIR CLO, Ltd.
1,500,000
2.632%,  (LIBOR 3M +
0.940%), 5/15/2030, Ser.
2014-32RA, Class A1A
b,g
1,416,978
Benefit Street Partners CLO IV, Ltd.
2,200,000
3.569%,  (LIBOR 3M +
1.750%), 1/20/2029, Ser.
2014-IVA, Class A2RR
b,g
2,036,186
Betony CLO, Ltd.
750,000
2.850%,  (LIBOR 3M +
1.080%), 4/30/2031, Ser.
2018-1A, Class A1
b,g
702,114
Buttermilk Park CLO, Ltd.
5,250,000
3.231%,  (LIBOR 3M +
1.400%), 10/15/2031, Ser.
2018-1A, Class A2
b,g
4,790,016
Carlyle Global Market Strategies
CLO, Ltd.
3,425,000
3.281%,  (LIBOR 3M +
1.450%), 7/15/2031, Ser.
2014-5A, Class A2RR
b,g
3,077,722
Carvana Auto Receivables Trust
150,000
2.340%,  6/15/2023, Ser.
2019-3A, Class A3
g
147,304
CBAM, Ltd.
3,500,000
3.111%,  (LIBOR 3M +
1.280%), 2/12/2030, Ser.
2019-9A, Class A
b,g
3,354,526
Colony American Finance Trust
3,396,299
2.835%,  6/15/2052, Ser.
2019-2, Class A
g
3,233,542
Commonbond Student Loan Trust
913,882
1.447%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
b,g
889,438
CoreVest American Finance Trust
3,980,568
2.705%,  10/15/2052, Ser.
2019-3, Class A
g
3,778,323
DRB Prime Student Loan Trust
372,051
3.516%,  (LIBOR 1M + 1.900%),
10/27/2031, Ser. 2015-B,
Class A1
b,g
373,245

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (45.2%) Value
Asset-Backed Securities (1.6%) - continued
Dryden Senior Loan Fund
$ 3,000,000
3.219%,  (LIBOR 3M +
1.400%), 7/18/2030, Ser.
2018-65A, Class A2
b,g
$ 2,773,707
Earnest Student Loan Program
2016-D, LLC
564,030
2.770%,  1/25/2041, Ser.
2016-D, Class A2
g
567,318
Earnest Student Loan Program, LLC
538,229
3.020%,  5/25/2034, Ser.
2016-B, Class A2
g
534,430
Edlinc Student Loan Funding Trust
78,809
3.270%,  (CMT 3M + 3.150%),
10/1/2025, Ser. 2012-A, Class
AT
b,g
78,842
Galaxy XX CLO, Ltd.
2,650,000
2.819%,  (LIBOR 3M +
1.000%), 4/20/2031, Ser.
2015-20A, Class AR
b,g
2,489,164
Golub Capital Partners, Ltd.
1,750,000
2.999%,  (LIBOR 3M +
1.180%), 1/20/2031, Ser.
2015-22A, Class AR
b,g
1,623,386
2,569,000
3.019%,  (LIBOR 3M +
1.200%), 1/20/2031, Ser.
2015-23A, Class AR
b,g
2,378,943
Goodgreen
3,004,774
3.860%,  10/15/2054, Ser.
2019-1A, Class A
g
3,031,082
Home Partners of America Trust
3,905,164
2.908%,  9/17/2039, Ser.
2019-1, Class A
g
3,787,107
3,906,715
2.703%,  10/19/2039, Ser.
2019-2, Class A
g
3,670,484
Laurel Road Prime Student Loan
Trust
1,388,082
2.810%,  11/25/2042, Ser.
2017-C, Class A2B
g
1,390,183
Madison Park Funding XIV, Ltd.
2,375,000
3.202%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,g
2,158,381
Magnetite XII, Ltd.
2,600,000
2.931%,  (LIBOR 3M + 1.100%),
10/15/2031, Ser. 2015-12A,
Class ARR
b,g
2,438,457
Mountain View CLO, Ltd.
1,825,000
2.951%,  (LIBOR 3M + 1.120%),
7/15/2031, Ser. 2015-9A,
Class A1R
b,g
1,673,437
National Collegiate Trust
1,319,760
1.242%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,g
1,242,032
Neuberger Berman CLO XIV, Ltd.
2,375,000
2.646%,  (LIBOR 3M +
1.030%), 1/28/2030, Ser.
2013-14A, Class AR2
b,g
2,276,034
Neuberger Berman CLO, Ltd.
1,000,000
2.646%,  (LIBOR 3M +
1.030%), 4/22/2029, Ser.
2014-17A, Class AR2
b,g
955,791
Principal
Amount Long-Term Fixed Income (45.2%) Value
Asset-Backed Securities (1.6%) - continued
Octagon Investment Partners XVI,
Ltd.
$ 600,000
3.236%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,g
$ 550,742
OZLM VIII, Ltd.
825,000
3.006%,  (LIBOR 3M + 1.170%),
10/17/2029, Ser. 2014-8A,
Class A1RR
b,g
784,846
Palmer Square Loan Funding, Ltd.
2,542,092
2.669%,  (LIBOR 3M +
0.850%), 1/20/2027, Ser.
2018-5A, Class A1
b,g
2,456,096
1,700,000
3.469%,  (LIBOR 3M +
1.650%), 4/20/2027, Ser.
2019-1A, Class A2
b,g
1,639,329
PPM CLO 3, Ltd.
2,000,000
3.236%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2019-3A, Class A
b,g
1,876,136
Progress Residential Trust
2,000,000
3.422%,  8/17/2035, Ser.
2019-SFR1, Class A
g
1,983,150
RCO Mortgage, LLC
1,453,454
4.458%,  10/25/2023, Ser.
2018-2, Class A1
g,h
1,375,887
Saxon Asset Securities Trust
860,035
3.765%,  8/25/2035, Ser.
2004-2, Class MF2
b
717,437
Shackleton CLO, Ltd.
1,750,000
3.001%,  (LIBOR 3M + 1.170%),
7/15/2031, Ser. 2015-7RA,
Class A1
b,g
1,627,838
SLM Student Loan Trust
1,123,233
1.347%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
b
1,067,419
U.S. Small Business Administration
111,827
3.191%,  3/10/2024, Ser.
2014-10A, Class 1 115,202
Voya CLO, Ltd.
1,500,000
3.031%,  (LIBOR 3M +
1.200%), 10/15/2030, Ser.
2012-4A, Class A1AR
b,g
1,408,416
Total 77,704,645
Basic Materials (0.3%)
Anglo American Capital plc
720,000 4.875%,  5/14/2025
g
698,621
Cleveland-Cliffs, Inc.
690,000 5.750%,  3/1/2025
i
533,025
Dow Chemical Company
600,000 4.800%,  11/30/2028 647,300
DowDuPont, Inc.
1,275,000 4.493%,  11/15/2025 1,371,213
First Quantum Minerals, Ltd.
965,000 7.500%,  4/1/2025
g
803,063
Freeport-McMoRan, Inc.
490,000 4.125%,  3/1/2028 428,941
520,000 4.250%,  3/1/2030 451,776
Glencore Funding, LLC
560,000 4.125%,  5/30/2023
g
515,961
725,000 4.000%,  3/27/2027
g
660,034
International Paper Company
1,420,000 4.350%,  8/15/2048 1,374,942

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (45.2%) Value
Basic Materials (0.3%) - continued
Kinross Gold Corporation
$ 470,000 5.950%,  3/15/2024 $ 474,700
1,510,000 4.500%,  7/15/2027 1,421,227
Krayton Polymers, LLC
670,000 7.000%,  4/15/2025
g
592,950
Norbord, Inc.
710,000 5.750%,  7/15/2027
g
648,170
Novelis Corporation
830,000 5.875%,  9/30/2026
g
814,533
210,000 4.750%,  1/30/2030
g
186,900
Olin Corporation
805,000 5.125%,  9/15/2027 719,320
Peabody Securities Finance
Corporation
1,000,000 6.375%,  3/31/2025
g
520,000
Syngenta Finance NV
1,200,000 3.933%,  4/23/2021
g
1,130,795
Teck Resources, Ltd.
964,000 6.125%,  10/1/2035 886,283
Tronox Finance plc
760,000 5.750%,  10/1/2025
g
678,300
Vale Overseas, Ltd.
840,000 6.250%,  8/10/2026 907,217
401,000 6.875%,  11/21/2036 445,314
Total 16,910,585
Capital Goods (0.7%)
AECOM
1,280,000 5.125%,  3/15/2027 1,152,000
Amsted Industries, Inc.
925,000 5.625%,  7/1/2027
g
899,946
Ardagh Packaging Finance plc
1,310,000 6.000%,  2/15/2025
g
1,313,668
Bombardier, Inc.
1,195,000 7.500%,  3/15/2025
g
827,538
Building Materials Corporation of
America
1,325,000 6.000%,  10/15/2025
g
1,302,210
Cemex SAB de CV
410,000 5.450%,  11/19/2029
g
332,715
Cintas Corporation No. 2
840,000 3.700%,  4/1/2027 861,124
CNH Industrial Capital, LLC
1,120,000 4.875%,  4/1/2021 1,094,656
CNH Industrial NV
700,000 3.850%,  11/15/2027 674,689
Covanta Holding Corporation
650,000 6.000%,  1/1/2027 541,395
Crown Cork & Seal Company, Inc.
1,460,000 7.375%,  12/15/2026 1,496,500
H&E Equipment Services, Inc.
530,000 5.625%,  9/1/2025 491,575
Ingersoll-Rand Luxembourg Finance
SA
1,225,000 3.500%,  3/21/2026 1,225,505
L3Harris Technologies, Inc.
1,656,000 3.950%,  5/28/2024
g
1,735,840
Lockheed Martin Corporation
1,136,000 3.600%,  3/1/2035 1,336,942
1,024,000 4.500%,  5/15/2036 1,173,656
284,000 6.150%,  9/1/2036 379,287
Northrop Grumman Corporation
1,960,000 3.850%,  4/15/2045 2,070,599
Principal
Amount Long-Term Fixed Income (45.2%) Value
Capital Goods (0.7%) - continued
Owens-Brockway Glass Container,
Inc.
$ 1,405,000 5.000%,  1/15/2022
g
$ 1,419,261
Republic Services, Inc.
850,000 2.900%,  7/1/2026 859,163
Reynolds Group Issuer, Inc.
1,270,000 5.125%,  7/15/2023
g
1,260,462
Roper Technologies, Inc.
435,000 3.650%,  9/15/2023 447,212
564,000 4.200%,  9/15/2028 607,243
Siemens Financieringsmaatschappij
NV
455,000 4.200%,  3/16/2047
g
531,300
Textron, Inc.
710,000 3.375%,  3/1/2028
i
680,667
TransDigm, Inc.
370,000 6.250%,  3/15/2026
g
368,150
1,030,000 5.500%,  11/15/2027
g
924,425
United Rentals North America, Inc.
240,000 4.875%,  1/15/2028 232,800
1,370,000 4.000%,  7/15/2030 1,226,150
United Technologies Corporation
1,575,000 4.450%,  11/16/2038 1,804,829
1,000,000 3.750%,  11/1/2046 1,048,912
1,410,000 4.050%,  5/4/2047 1,549,141
Total 31,869,560
Collateralized Mortgage Obligations (1.0%)
Ajax Mortgage Loan Trust
2,789,774
4.360%,  9/25/2065, Ser.
2018-C, Class A
b,g
2,745,691
Alternative Loan Trust
928,002
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 638,003
Angel Oak Mortgage Trust I, LLC
1,092,640
3.500%,  7/25/2046, Ser.
2016-1, Class A1
g
1,063,659
Bayview Koitere Fund Trust
1,110,921
4.000%,  11/28/2053, Ser.
2017-SPL3, Class A
b,g
1,108,874
Bellemeade Re, Ltd.
749,234
2.547%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,g
743,537
1,519,038
2.047%,  (LIBOR 1M + 1.100%),
7/25/2029, Ser. 2019-3A,
Class M1A
b,g
1,511,582
BRAVO Residential Funding Trust
467,292
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
g
468,708
1,799,492
2.748%,  11/25/2059, Ser.
2019-NQM2, Class A1
b,g
1,738,104
Citicorp Mortgage Securities, Inc.
2,505,963
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 2,255,732
Citigroup Mortgage Loan Trust, Inc.
250,244
5.500%,  11/25/2035, Ser.
2005-9, Class 21A2 234,242
COLT Funding, LLC
589,631
3.470%,  7/27/2048, Ser.
2018-2, Class A1
b,g
581,285
Countrywide Alternative Loan Trust
947,781
3.358%,  10/25/2035, Ser.
2005-43, Class 4A1
b
800,589

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (45.2%) Value
Collateralized Mortgage Obligations (1.0%) -
continued
$ 628,262
6.500%,  8/25/2036, Ser.
2006-23CB, Class 2A3 $ 326,773
1,312,785
7.000%,  10/25/2037, Ser.
2007-24, Class A10 692,485
Countrywide Home Loans, Inc.
300,119
5.750%,  4/25/2037, Ser.
2007-3, Class A27 215,523
Credit Suisse Mortgage Capital
Certificates
2,337,302
3.393%,  2/25/2024, Ser.
2020-BPL1, Class A1
g,h
2,312,565
Credit Suisse Mortgage Trust
3,333,251
3.850%,  9/25/2057, Ser.
2018-RPL9, Class A1
b,g
3,395,051
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
144,842
6.000%,  10/25/2021, Ser.
2006-AR5, Class 23A 122,977
Ellington Financial Mortgage Trust
1,686,715
4.140%,  10/25/2058, Ser.
2018-1, Class A1FX
b,g
1,666,190
Federal Home Loan Mortgage
Corporation - REMIC
2,147,373
4.000%,  7/15/2031, Ser.
4104, Class KI
j
141,896
2,696,033
3.000%,  2/15/2033, Ser.
4170, Class IG
j
254,962
3,221,009
3.000%,  3/15/2033, Ser.
4180, Class PI
j
291,213
Federal National Mortgage
Association - REMIC
5,980,835
3.000%,  12/25/2027, Ser.
2012-137, Class AI
j
384,680
Galton Funding Mortgage Trust
2017-1
1,977,999
4.500%,  10/25/2058, Ser.
2018-2, Class A41
b,g
1,983,858
GCAT Trust
154,852
2.985%,  2/25/2059, Ser.
2019-NQM1, Class A1
g,h
151,822
Greenpoint Mortgage Funding Trust
767,851
1.147%,  (LIBOR 1M + 0.200%),
10/25/2045, Ser. 2005-AR4,
Class G41B
b
617,301
GS Mortgage-Backed Securities Trust
943,543
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
b,g
923,692
MASTR Alternative Loans Trust
1,130,796
1.397%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
b
254,307
Merrill Lynch Alternative Note Asset
Trust
239,960
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 154,381
MFRA Trust
1,858,953
4.164%,  7/25/2048, Ser.
2018-NPL2, Class A1
g,h
1,841,390
Preston Ridge Partners Mortgage
Trust, LLC
2,286,110
4.500%,  1/25/2024, Ser.
2019-1A, Class A1
g,h
2,307,604
Principal
Amount Long-Term Fixed Income (45.2%) Value
Collateralized Mortgage Obligations (1.0%) -
continued
RCO Mortgage, LLC
$ 1,784,850
3.197%,  11/25/2052, Ser.
2017-INV1, Class A
b,g
$ 1,707,038
1,179,028
4.270%,  12/26/2053, Ser.
2018-VFS1, Class A1
b,g
1,156,479
Renaissance Home Equity Loan Trust
2,239,812
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
h
1,032,223
Residential Accredit Loans, Inc. Trust
1,032,971
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 940,128
340,981
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 306,292
Residential Asset Securitization Trust
1,244,728
5.375%,  7/25/2035, Ser.
2005-A8CB, Class A9 947,665
Sequoia Mortgage Trust
1,200,206
3.676%,  9/20/2046, Ser.
2007-1, Class 4A1
b
846,095
Toorak Mortgage Corporation
2,450,000
4.458%,  3/25/2022, Ser.
2019-1, Class A1
g,h
2,146,976
Verus Securitization Trust
526,681
2.853%,  1/25/2047, Ser.
2017-1A, Class A1
b,g
513,914
926,065
2.485%,  7/25/2047, Ser.
2017-2A, Class A1
b,g
897,890
497,824
3.836%,  2/25/2059, Ser.
2019-1, Class A1
b,g
483,084
387,875
3.211%,  5/25/2059, Ser.
2019-2, Class A1
b,g
379,775
811,025
3.345%,  5/25/2059, Ser.
2019-2, Class A2
b,g
793,982
2,836,125
2.913%,  7/25/2059, Ser.
2019-INV2, Class A1
b,g
2,792,115
WaMu Mortgage Pass Through
Certificates
177,075
3.706%,  9/25/2036, Ser.
2006-AR10, Class 1A2
b
149,607
172,226
3.689%,  10/25/2036, Ser.
2006-AR12, Class 1A1
b
149,934
Total 47,171,873
Commercial Mortgage-Backed Securities (0.5%)
Citigroup Commercial Mortgage Trust
3,400,000
3.102%,  12/15/2072, Ser.
2019-C7, Class A4 3,519,127
Federal Home Loan Mortgage
Corporation Multifamily Structured
Pass Through Certificates
1,388,170
3.000%,  3/15/2045, Ser.
4741, Class GA 1,462,677
Federal National Mortgage
Association - ACES
4,500,000
3.555%,  9/25/2028, Ser.
2019-M1, Class A2
b
5,131,937
6,700,000
3.639%,  8/25/2030, Ser.
2018-M12, Class A2
b
7,648,769
GS Mortgage Securities Trust
4,000,000
3.666%,  9/10/2047, Ser.
2014-GC24, Class A4 4,143,840

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (45.2%) Value
Commercial Mortgage-Backed Securities (0.5%) -
continued
UBS Commercial Mortgage Trust
$ 2,600,000
2.921%,  10/15/2052, Ser.
2019-C17, Class A4 $ 2,697,587
Total 24,603,937
Communications Services (1.4%)
AMC Networks, Inc.
695,000 5.000%,  4/1/2024 667,200
American Tower Corporation
700,000 2.900%,  1/15/2030 681,183
AT&T, Inc.
1,550,000 4.350%,  3/1/2029 1,666,604
822,000 4.300%,  2/15/2030 884,736
1,100,000 5.250%,  3/1/2037 1,280,645
1,090,000 4.900%,  8/15/2037 1,223,316
840,000 6.350%,  3/15/2040 1,063,952
950,000 5.550%,  8/15/2041 1,081,709
1,380,000 5.450%,  3/1/2047 1,657,008
British Sky Broadcasting Group plc
1,100,000 3.125%,  11/26/2022
g
1,118,707
British Telecommunications plc
1,225,000 4.500%,  12/4/2023 1,283,398
CCO Holdings, LLC
570,000 5.500%,  5/1/2026
g
577,182
640,000 5.125%,  5/1/2027
g
644,141
1,530,000 4.750%,  3/1/2030
g
1,526,175
510,000 4.500%,  8/15/2030
g
499,800
Charter Communications Operating,
LLC
700,000 4.500%,  2/1/2024 721,354
1,400,000 4.200%,  3/15/2028 1,437,048
1,320,000 6.484%,  10/23/2045 1,613,840
Clear Channel Worldwide Holdings,
Inc.
710,000 5.125%,  8/15/2027
g
664,844
Comcast Corporation
1,325,000 4.950%,  10/15/2058 1,829,900
850,000 4.049%,  11/1/2052 1,013,051
875,000 2.750%,  3/1/2023 899,623
750,000 3.950%,  10/15/2025 825,747
1,250,000 4.250%,  10/15/2030 1,465,550
690,000 4.400%,  8/15/2035 835,764
1,115,000 4.750%,  3/1/2044 1,409,218
550,000 4.600%,  8/15/2045 701,739
Cox Communications, Inc.
1,400,000 3.350%,  9/15/2026
g
1,376,576
568,000 4.600%,  8/15/2047
g
587,289
Crown Castle International
Corporation
792,000 5.250%,  1/15/2023 839,965
1,136,000 3.200%,  9/1/2024 1,132,639
Discovery Communications, LLC
1,420,000 4.900%,  3/11/2026 1,444,135
Embarq Corporation
700,000 7.995%,  6/1/2036 693,000
Fox Corporation
680,000 3.500%,  4/8/2030
e
678,633
Front Range BidCo, Inc.
870,000 4.000%,  3/1/2027
g
832,481
Gray Television, Inc.
670,000 5.875%,  7/15/2026
g
645,076
iHeartCommunications, Inc.
940,000 4.750%,  1/15/2028
g
846,000
Principal
Amount Long-Term Fixed Income (45.2%) Value
Communications Services (1.4%) - continued
Lamar Media Corporation
$ 440,000 3.750%,  2/15/2028
g
$ 412,447
Level 3 Financing, Inc.
1,655,000 4.625%,  9/15/2027
g
1,644,904
Neptune Finco Corporation
1,769,000 10.875%,  10/15/2025
g
1,906,097
Netflix, Inc.
1,365,000 4.875%,  4/15/2028 1,392,300
Nexstar Escrow Corporation
261,000 5.625%,  8/1/2024
g
245,664
550,000 5.625%,  7/15/2027
g,i
537,625
Omnicom Group, Inc.
530,000 3.600%,  4/15/2026 529,007
660,000 4.200%,  6/1/2030 680,585
SFR Group SA
930,000 7.375%,  5/1/2026
g
939,300
Sirius XM Radio, Inc.
1,250,000 5.000%,  8/1/2027
g
1,268,625
Sprint Corporation
1,270,000 7.250%,  9/15/2021 1,308,989
1,255,000 7.625%,  2/15/2025 1,388,846
Telefonica Emisiones SAU
825,000 4.570%,  4/27/2023 880,986
Telesat Canada / Telesat, LLC
720,000 4.875%,  6/1/2027
g
687,456
Time Warner Entertainment
Company, LP
1,341,000 8.375%,  3/15/2023 1,472,286
T-Mobile USA, Inc.
1,990,000 4.500%,  2/1/2026 2,024,825
VeriSign, Inc.
800,000 4.750%,  7/15/2027 829,120
Verizon Communications, Inc.
1,311,000 3.376%,  2/15/2025 1,406,273
575,000
2.792%,  (LIBOR 3M +
1.100%), 5/15/2025
b
524,126
3,054,000 4.272%,  1/15/2036 3,567,870
Viacom, Inc.
560,000 4.250%,  9/1/2023 571,028
840,000 5.850%,  9/1/2043 861,543
Virgin Media Secured Finance plc
1,300,000 5.500%,  8/15/2026
g
1,319,500
Vodafone Group plc
1,250,000 4.875%,  6/19/2049 1,380,927
Windstream Services, LLC
710,000 8.625%,  10/31/2025
f,g
426,000
Ziggo BV
584,000 5.500%,  1/15/2027
g
584,000
Total 67,139,557
Consumer Cyclical (1.1%)
1011778 B.C., ULC
1,310,000 4.375%,  1/15/2028
g
1,210,309
Allison Transmission, Inc.
950,000 5.000%,  10/1/2024
g
921,500
Amazon.com, Inc.
1,420,000 3.875%,  8/22/2037 1,701,884
852,000 4.050%,  8/22/2047 1,087,602
American Honda Finance
Corporation
1,250,000 2.150%,  9/10/2024 1,220,249
Brookfield Property REIT, Inc.
405,000 5.750%,  5/15/2026
g
328,609

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (45.2%) Value
Consumer Cyclical (1.1%) - continued
Brookfield Residential Properties,
Inc.
$ 900,000 6.250%,  9/15/2027
g
$ 780,660
Cedar Fair, LP
490,000 5.250%,  7/15/2029
g
414,050
CVS Health Corporation
1,200,000 3.625%,  4/1/2027 1,229,726
D.R. Horton, Inc.
1,175,000 2.550%,  12/1/2020 1,158,655
Daimler Finance North America, LLC
1,200,000 1.750%,  3/10/2023
g
1,129,898
Ford Motor Credit Company, LLC
420,000 3.200%,  1/15/2021 405,825
385,000
2.645%,  (LIBOR 3M +
1.270%), 3/28/2022
b
312,924
1,500,000 2.979%,  8/3/2022 1,395,000
1,420,000 4.063%,  11/1/2024 1,288,650
1,400,000 4.134%,  8/4/2025 1,241,800
General Motors Company
1,365,000
1.796%,  (LIBOR 3M +
0.900%), 9/10/2021
b
1,231,864
General Motors Financial Company,
Inc.
512,000 4.200%,  3/1/2021 492,749
1,250,000 3.150%,  6/30/2022 1,128,409
560,000 3.950%,  4/13/2024 507,542
Hanesbrands, Inc.
1,000,000 4.875%,  5/15/2026
g
982,500
Herc Holdings, Inc.
350,000 5.500%,  7/15/2027
g
325,500
Hilton Domestic Operating Company,
Inc.
1,290,000 4.875%,  1/15/2030 1,096,500
Home Depot, Inc.
720,000 3.350%,  4/15/2050 782,898
1,330,000 5.400%,  9/15/2040 1,731,289
840,000 4.250%,  4/1/2046 1,003,445
1,400,000 3.900%,  6/15/2047 1,574,477
Hyundai Capital America
1,850,000 3.000%,  6/20/2022
g
1,796,963
L Brands, Inc.
350,000 6.694%,  1/15/2027 252,700
Landry's, Inc.
670,000 6.750%,  10/15/2024
g
422,026
Lennar Corporation
825,000 4.125%,  1/15/2022 816,750
1,985,000 4.875%,  12/15/2023 1,945,300
Mastercard, Inc.
875,000 3.300%,  3/26/2027 950,823
830,000 3.950%,  2/26/2048 957,616
Mattamy Group Corporation
1,130,000 5.250%,  12/15/2027
g
1,050,900
McDonald's Corporation
1,200,000 2.125%,  3/1/2030
i
1,118,004
1,365,000 4.450%,  3/1/2047 1,478,308
MGM Resorts International
1,315,000 6.000%,  3/15/2023 1,268,975
Prime Security Services Borrower,
LLC
1,310,000 5.750%,  4/15/2026
g
1,283,800
Ryman Hospitality Properties, Inc.
430,000 4.750%,  10/15/2027
g
322,500
Scientific Games International, Inc.
650,000 5.000%,  10/15/2025
g
565,500
230,000 7.000%,  5/15/2028
g
141,450
Principal
Amount Long-Term Fixed Income (45.2%) Value
Consumer Cyclical (1.1%) - continued
ServiceMaster Company, LLC
$ 1,300,000 5.125%,  11/15/2024
g
$ 1,283,750
Six Flags Entertainment Corporation
400,000 5.500%,  4/15/2027
g,i
337,000
Staples, Inc.
710,000 7.500%,  4/15/2026
g
621,254
Target Corporation
1,000,000 2.250%,  4/15/2025 1,015,237
TJX Companies, Inc.
1,150,000 3.750%,  4/15/2027 1,180,890
675,000 3.875%,  4/15/2030 698,455
Viking Cruises, Ltd.
425,000 5.875%,  9/15/2027
g
248,672
Visa, Inc.
680,000 1.900%,  4/15/2027 678,082
1,150,000 2.700%,  4/15/2040 1,141,536
Volkswagen Group of America
Finance, LLC
1,500,000 4.250%,  11/13/2023
g
1,482,045
Walmart, Inc.
825,000 3.250%,  7/8/2029 907,552
Yum! Brands, Inc.
950,000 4.750%,  1/15/2030
g
884,830
Total 51,535,432
Consumer Non-Cyclical (1.8%)
Abbott Laboratories
1,000,000 4.750%,  11/30/2036 1,266,197
AbbVie, Inc.
1,320,000 3.600%,  5/14/2025 1,390,715
675,000 2.950%,  11/21/2026
g
687,729
560,000 4.700%,  5/14/2045 629,122
2,000,000 4.875%,  11/14/2048 2,333,012
Albertson's Companies, Inc.
1,210,000 7.500%,  3/15/2026
g
1,304,138
Allergan, Inc.
1,100,000 2.800%,  3/15/2023 1,093,558
Altria Group, Inc.
700,000 4.400%,  2/14/2026 724,883
1,225,000 5.800%,  2/14/2039 1,342,301
Amgen, Inc.
1,200,000 3.375%,  2/21/2050 1,251,174
Anheuser-Busch Companies, LLC
2,240,000 4.700%,  2/1/2036 2,339,937
Anheuser-Busch InBev Worldwide,
Inc.
2,725,000 4.750%,  4/15/2058 2,798,888
1,350,000 4.375%,  4/15/2038 1,360,341
150,000 4.600%,  4/15/2048 158,899
Anthem, Inc.
1,400,000 4.625%,  5/15/2042 1,557,197
Avantor, Inc.
710,000 6.000%,  10/1/2024
g
743,867
B&G Foods, Inc.
690,000 5.250%,  9/15/2027 672,750
BAT Capital Corporation
852,000 3.222%,  8/15/2024 855,753
1,136,000 4.540%,  8/15/2047 1,036,681
Bausch Health Companies, Inc.
615,000 7.000%,  1/15/2028
g
637,755
170,000 5.000%,  1/30/2028
g
160,939
170,000 5.250%,  1/30/2030
g
158,950
Baxalta, Inc.
569,000 4.000%,  6/23/2025 605,850

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (45.2%) Value
Consumer Non-Cyclical (1.8%) - continued
Becton, Dickinson and Company
$ 214,000 3.734%,  12/15/2024 $ 219,404
865,000 3.700%,  6/6/2027 879,040
Biogen, Inc.
1,200,000 5.200%,  9/15/2045 1,552,618
Boston Scientific Corporation
840,000 7.375%,  1/15/2040 1,212,172
Bristol-Myers Squibb Company
1,185,000 2.875%,  8/15/2020
g
1,189,156
Bunge, Ltd. Finance Corporation
300,000 3.500%,  11/24/2020 302,486
Cargill, Inc.
1,200,000 3.250%,  5/23/2029
g
1,210,730
Centene Corporation
1,640,000 4.750%,  1/15/2025
i
1,660,500
210,000 4.250%,  12/15/2027
g
210,399
490,000 4.625%,  12/15/2029
g
492,450
Cigna Corporation
290,000
2.721%,  (LIBOR 3M +
0.890%), 7/15/2023
b
269,641
1,050,000 4.125%,  11/15/2025 1,124,303
760,000 3.050%,  10/15/2027 734,114
1,325,000 4.800%,  8/15/2038 1,489,124
Clorox Company
1,680,000 3.100%,  10/1/2027 1,751,806
Conagra Brands, Inc.
935,000 4.300%,  5/1/2024 970,795
Constellation Brands, Inc.
1,120,000 3.600%,  2/15/2028 1,095,905
CVS Health Corporation
556,000 3.700%,  3/9/2023 578,789
275,000 4.000%,  12/5/2023 287,146
1,370,000 4.100%,  3/25/2025 1,441,811
1,870,000 4.875%,  7/20/2035 2,126,984
Encompass Health Corporation
650,000 4.500%,  2/1/2028 637,487
Energizer Holdings, Inc.
1,300,000 5.500%,  6/15/2025
g,i
1,261,000
Express Scripts Holding Company
1,685,000 4.800%,  7/15/2046 1,806,999
General Mills, Inc.
550,000 2.875%,  4/15/2030 548,900
HCA, Inc.
1,900,000 5.375%,  2/1/2025 1,933,231
Imperial Brands Finance plc
1,200,000 3.875%,  7/26/2029
g
1,123,370
JBS USA, LLC
610,000 5.750%,  6/15/2025
g
616,100
1,370,000 5.500%,  1/15/2030
g
1,414,525
Kimberly-Clark Corporation
650,000 3.100%,  3/26/2030 697,989
1,410,000 3.900%,  5/4/2047 1,563,259
Kraft Foods Group, Inc.
670,000 5.000%,  6/4/2042 635,071
Kraft Heinz Foods Company
1,650,000 3.375%,  6/15/2021 1,653,036
1,030,000 3.750%,  4/1/2030
g
982,365
Kroger Company
710,000 2.800%,  8/1/2022 719,854
Medtronic, Inc.
945,000 4.375%,  3/15/2035 1,176,796
80,000 4.625%,  3/15/2045 105,809
Merck & Company, Inc.
260,000 3.700%,  2/10/2045 306,439
Principal
Amount Long-Term Fixed Income (45.2%) Value
Consumer Non-Cyclical (1.8%) - continued
Mylan, Inc.
$ 260,000 3.125%,  1/15/2023
g
$ 252,138
Nestle Holdings, Inc.
900,000 3.900%,  9/24/2038
g
1,036,075
Par Pharmaceutical, Inc.
660,000 7.500%,  4/1/2027
g
656,700
Post Holdings, Inc.
760,000 5.750%,  3/1/2027
g
778,780
Reynolds American, Inc.
1,563,000 5.700%,  8/15/2035 1,720,939
Roche Holdings, Inc.
768,000 4.000%,  11/28/2044
g
856,145
Scotts Miracle-Gro Company
720,000 4.500%,  10/15/2029 685,800
Shire Acquisitions Investments
Ireland Designated Activity
Company
1,680,000 2.400%,  9/23/2021 1,673,713
Simmons Foods, Inc.
515,000 5.750%,  11/1/2024
g
467,517
Smithfield Foods, Inc.
820,000 2.650%,  10/3/2021
g
767,598
Spectrum Brands, Inc.
1,250,000 5.750%,  7/15/2025 1,168,750
Tenet Healthcare Corporation
350,000 4.625%,  7/15/2024 333,375
970,000 5.125%,  11/1/2027
g
926,350
Teva Pharmaceutical Finance
Netherlands III BV
590,000 2.800%,  7/21/2023 538,369
Thermo Fisher Scientific, Inc.
720,000 4.133%,  3/25/2025 771,485
Tyson Foods, Inc.
560,000 3.550%,  6/2/2027 580,236
UnitedHealth Group, Inc.
1,400,000 2.950%,  10/15/2027 1,467,840
2,470,000 4.625%,  7/15/2035 2,944,232
VRX Escrow Corporation
2,555,000 6.125%,  4/15/2025
g
2,516,675
Zoetis, Inc.
1,870,000 4.700%,  2/1/2043 2,105,019
Total 85,339,975
Energy (1.0%)
Archrock Partners, LP
400,000 6.250%,  4/1/2028
g
276,000
BP Capital Markets America, Inc.
285,000 3.119%,  5/4/2026 288,256
BP Capital Markets plc
760,000 3.535%,  11/4/2024 802,095
1,960,000 3.279%,  9/19/2027 1,973,115
Buckeye Partners, LP
200,000 4.125%,  3/1/2025
g
168,600
440,000 3.950%,  12/1/2026 360,668
160,000 4.125%,  12/1/2027 131,152
Canadian Oil Sands, Ltd.
750,000 9.400%,  9/1/2021
g
807,860
Cheniere Corpus Christi Holdings,
LLC
700,000 7.000%,  6/30/2024 614,381
1,185,000 5.875%,  3/31/2025 1,077,960
Cheniere Energy Partners, LP
1,365,000 5.625%,  10/1/2026 1,269,450
Chesapeake Energy Corporation
344,000 11.500%,  1/1/2025
g
55,040

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (45.2%) Value
Energy (1.0%) - continued
ConocoPhillips
$ 1,400,000 6.500%,  2/1/2039 $ 1,767,021
Continental Resources, Inc.
650,000 4.500%,  4/15/2023 357,523
Diamondback Energy, Inc.
1,975,000 3.500%,  12/1/2029 1,392,794
El Paso Pipeline Partners Operating
Company, LLC
840,000 4.300%,  5/1/2024 839,533
Enagas SA
2,060,000 5.500%,  1/15/2028
g
1,071,200
Enbridge, Inc.
975,000 2.900%,  7/15/2022 895,351
Energy Transfer Operating, LP
450,000 4.200%,  9/15/2023 393,054
1,340,000 6.000%,  6/15/2048 1,125,130
Energy Transfer Partners, LP
765,000 4.900%,  3/15/2035 601,887
600,000 5.150%,  2/1/2043 452,296
EnLink Midstream Partners, LP
800,000 4.850%,  7/15/2026 393,360
EQT Corporation
180,000 3.900%,  10/1/2027 124,146
Exxon Mobil Corporation
1,200,000 4.327%,  3/19/2050 1,468,427
Kinder Morgan Energy Partners, LP
1,400,000 6.500%,  9/1/2039 1,371,369
Magellan Midstream Partners, LP
750,000 5.000%,  3/1/2026 741,572
Marathon Petroleum Corporation
1,680,000 4.750%,  12/15/2023 1,590,684
636,000 6.500%,  3/1/2041 590,242
MPLX, LP
1,200,000 4.875%,  12/1/2024 1,050,548
1,680,000 4.875%,  6/1/2025 1,383,499
Murphy Oil Corporation
690,000 5.875%,  12/1/2027 360,732
Nabors Industries, Inc.
625,000 5.750%,  2/1/2025 137,500
Nabors Industries, Ltd.
210,000 7.250%,  1/15/2026
g
71,400
Newfield Exploration Company
1,000,000 5.625%,  7/1/2024 536,711
560,000 5.375%,  1/1/2026 292,558
Noble Energy, Inc.
1,250,000 5.050%,  11/15/2044 772,084
ONEOK, Inc.
860,000 2.200%,  9/15/2025 663,663
720,000 3.100%,  3/15/2030 541,314
Parsley Energy, LLC
1,025,000 5.625%,  10/15/2027
g
722,625
Petrobras Global Finance BV
712,000 5.093%,  1/15/2030
g
649,700
Pioneer Natural Resources Company
500,000 4.450%,  1/15/2026 494,943
Plains All American Pipeline, LP
1,200,000 4.500%,  12/15/2026 969,673
1,100,000 3.550%,  12/15/2029 751,533
Sabine Pass Liquefaction, LLC
840,000 6.250%,  3/15/2022 814,758
1,000,000 5.625%,  4/15/2023 930,431
1,140,000 5.750%,  5/15/2024 1,069,938
Schlumberger Holdings Corporation
880,000 4.000%,  12/21/2025
g
810,943
Principal
Amount Long-Term Fixed Income (45.2%) Value
Energy (1.0%) - continued
Southwestern Energy Company
$ 1,130,000 7.500%,  4/1/2026 $ 740,150
Suncor Energy, Inc.
780,000 3.600%,  12/1/2024 755,003
Sunoco Logistics Partners
Operations, LP
700,000 4.000%,  10/1/2027 554,036
Sunoco, LP
625,000 5.500%,  2/15/2026 540,800
935,000 5.875%,  3/15/2028 776,050
Targa Resources Partners, LP
780,000 5.375%,  2/1/2027 641,940
Transocean Guardian, Ltd.
638,775 5.875%,  1/15/2024
g
511,020
Transocean, Ltd.
520,000 8.000%,  2/1/2027
g
247,000
Viper Energy Partners, LP
970,000 5.375%,  11/1/2027
g
814,800
W&T Offshore, Inc.
860,000 9.750%,  11/1/2023
g
202,152
Western Gas Partners, LP
1,120,000 4.000%,  7/1/2022 726,252
Williams Companies, Inc.
1,400,000 7.500%,  1/15/2031 1,628,435
Williams Partners, LP
700,000 4.000%,  11/15/2021 664,054
375,000 3.600%,  3/15/2022 363,469
710,000 4.500%,  11/15/2023 665,724
WPX Energy, Inc.
1,210,000 5.750%,  6/1/2026 689,700
Total 46,545,304
Financials (3.2%)
ACE INA Holdings, Inc.
737,000 4.350%,  11/3/2045 893,334
AerCap Ireland Capital, Ltd.
980,000 3.500%,  1/15/2025 832,591
950,000 3.875%,  1/23/2028 724,378
Aircastle, Ltd.
1,650,000 5.000%,  4/1/2023 1,610,782
Ally Financial, Inc.
810,000 5.750%,  11/20/2025 792,342
American International Group, Inc.
1,705,000 3.750%,  7/10/2025 1,706,896
1,560,000 3.900%,  4/1/2026 1,625,392
Australia and New Zealand Banking
Group, Ltd.
500,000 2.950%,  7/22/2030
b,g
473,767
Aviation Capital Group, LLC
1,135,000 2.875%,  1/20/2022
g
1,025,819
Avolon Holdings Funding, Ltd.
700,000 5.250%,  5/15/2024
g
596,156
Banco Santander SA
1,200,000
2.968%,  (LIBOR 3M +
1.120%), 4/12/2023
b
1,153,216
Bank of America Corporation
1,065,000 3.300%,  1/11/2023 1,103,075
1,130,000 2.881%,  4/24/2023
b
1,134,339
1,056,000 4.000%,  4/1/2024 1,125,764
1,000,000 4.200%,  8/26/2024 1,062,916
1,580,000 4.000%,  1/22/2025 1,668,468
1,450,000 3.458%,  3/15/2025
b
1,495,477
1,400,000 3.093%,  10/1/2025
b
1,428,483
1,160,000 3.824%,  1/20/2028
b
1,203,157
1,200,000 2.496%,  2/13/2031
b
1,151,303

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (45.2%) Value
Financials (3.2%) - continued
Bank of Nova Scotia
$ 600,000 2.700%,  3/7/2022 $ 611,323
Barclays Bank plc
264,000 10.179%,  6/12/2021
g
280,581
Barclays plc
1,825,000 3.250%,  1/12/2021 1,812,754
1,300,000 4.610%,  2/15/2023
b
1,322,668
Boston Properties, LP
850,000 4.500%,  12/1/2028 934,783
BPCE SA
725,000 3.000%,  5/22/2022
g
717,747
1,960,000 3.500%,  10/23/2027
g
1,909,472
Camden Property Trust
1,500,000 3.150%,  7/1/2029 1,478,396
Capital One Financial Corporation
1,120,000 3.050%,  3/9/2022 1,118,288
1,000,000 4.200%,  10/29/2025 996,486
Capital One NA
1,050,000 2.150%,  9/6/2022 1,023,673
Cascades USA, Inc.
660,000 5.125%,  1/15/2026
g
638,550
CIT Group, Inc.
1,325,000 5.000%,  8/15/2022 1,291,931
230,000 5.250%,  3/7/2025 224,250
Citigroup, Inc.
690,000 4.050%,  7/30/2022 702,403
840,000 3.142%,  1/24/2023
b
850,481
1,990,000 4.400%,  6/10/2025 2,153,027
1,120,000 3.200%,  10/21/2026 1,160,022
1,704,000 3.668%,  7/24/2028
b
1,765,685
840,000 4.125%,  7/25/2028 862,042
1,400,000 3.520%,  10/27/2028
b
1,401,829
828,000 4.650%,  7/23/2048 996,744
CNA Financial Corporation
450,000 3.900%,  5/1/2029 448,937
Commerzbank AG
1,400,000 8.125%,  9/19/2023
g
1,463,488
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
1,360,000 3.950%,  11/9/2022 1,367,926
1,330,000 4.625%,  12/1/2023 1,375,361
Credit Agricole SA
400,000 3.375%,  1/10/2022
g
399,093
850,000 3.250%,  1/14/2030
g
807,332
Credit Suisse Group AG
775,000 7.250%,  9/12/2025
b,g,k
703,312
1,065,000 3.869%,  1/12/2029
b,g
1,078,042
Credit Suisse Group Funding, Ltd.
1,024,000 3.750%,  3/26/2025 1,034,689
Danske Bank AS
900,000 3.244%,  12/20/2025
b,g
836,599
Deutsche Bank AG
1,630,000 3.375%,  5/12/2021 1,573,126
700,000 4.250%,  10/14/2021 665,873
850,000 3.961%,  11/26/2025
b
786,217
Discover Bank
600,000 2.450%,  9/12/2024 574,840
1,410,000 4.682%,  8/9/2028
b
1,435,676
Duke Realty, LP
700,000 2.875%,  11/15/2029 673,178
ERP Operating, LP
267,000 3.375%,  6/1/2025 276,537
Fidelity National Financial, Inc.
1,125,000 5.500%,  9/1/2022 1,234,597
Principal
Amount Long-Term Fixed Income (45.2%) Value
Financials (3.2%) - continued
Fifth Third Bancorp
$ 915,000 2.600%,  6/15/2022 $ 904,142
Five Corners Funding Trust
2,450,000 4.419%,  11/15/2023
g
2,635,560
GE Capital International Funding
Company
3,115,000 4.418%,  11/15/2035 3,365,354
Goldman Sachs Group, Inc.
1,975,000 5.375%,  5/10/2020
b,k
1,765,156
1,685,000 2.876%,  10/31/2022
b
1,693,593
1,120,000 2.908%,  6/5/2023
b
1,122,943
1,000,000 3.625%,  2/20/2024 1,034,684
460,000 4.750%,  10/21/2045 549,540
HCP, Inc.
520,000 3.400%,  2/1/2025 520,626
HSBC Holdings plc
1,075,000 6.875%,  6/1/2021
b,k
1,056,188
925,000 2.650%,  1/5/2022 923,535
1,525,000 3.803%,  3/11/2025
b
1,587,664
1,040,000 3.900%,  5/25/2026 1,058,086
1,100,000 4.950%,  3/31/2030 1,213,124
Icahn Enterprises, LP
250,000 6.750%,  2/1/2024 241,250
885,000 6.375%,  12/15/2025 836,325
ING Groep NV
855,000 3.150%,  3/29/2022 858,854
1,050,000 4.100%,  10/2/2023 1,077,520
International Lease Finance
Corporation
550,000 5.875%,  8/15/2022 491,685
Iron Mountain, Inc.
745,000 6.000%,  8/15/2023 748,725
J.P. Morgan Chase & Company
670,000 2.295%,  8/15/2021 668,713
1,400,000 2.700%,  5/18/2023 1,436,294
565,000
3.031%,  (LIBOR 3M +
1.230%), 10/24/2023
b
546,869
1,040,000 3.625%,  5/13/2024 1,084,613
1,200,000 3.875%,  9/10/2024 1,267,129
1,040,000 3.125%,  1/23/2025 1,083,448
25,000 3.900%,  7/15/2025 26,740
105,000 3.300%,  4/1/2026 110,186
1,350,000 4.203%,  7/23/2029
b
1,483,000
1,700,000 3.882%,  7/24/2038
b
1,899,662
Kimco Realty Corporation
2,272,000 3.300%,  2/1/2025 2,286,533
Liberty Mutual Group, Inc.
560,000 4.950%,  5/1/2022
g
570,595
Lloyds Banking Group plc
1,405,000 2.907%,  11/7/2023
b
1,403,209
MassMutual Global Funding
920,000 2.750%,  6/22/2024
g
907,628
MetLife, Inc.
1,025,000 4.050%,  3/1/2045 1,073,080
Mitsubishi UFJ Financial Group, Inc.
1,680,000 3.455%,  3/2/2023 1,719,901
1,420,000 3.287%,  7/25/2027 1,472,735
Morgan Stanley
560,000 5.550%,  7/15/2020
b,k
492,542
1,260,000 2.750%,  5/19/2022 1,273,351
445,000 4.875%,  11/1/2022 467,205
1,120,000 3.125%,  1/23/2023 1,145,492
1,350,000 4.350%,  9/8/2026 1,454,784
1,704,000 3.591%,  7/22/2028
b
1,785,929
1,250,000 3.622%,  4/1/2031
b
1,300,924

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (45.2%) Value
Financials (3.2%) - continued
MPT Operating Partnership, LP
$ 665,000 6.375%,  3/1/2024 $ 665,000
675,000 4.625%,  8/1/2029 621,000
Nationwide Building Society
650,000 3.622%,  4/26/2023
b,g
646,195
Outfront Media Cap, LLC
720,000 4.625%,  3/15/2030
g
640,800
Park Aerospace Holdings, Ltd.
700,000 4.500%,  3/15/2023
g
607,116
Prudential Financial, Inc.
900,000 3.700%,  3/13/2051 843,386
Quicken Loans, Inc.
1,315,000 5.750%,  5/1/2025
g
1,308,425
Realty Income Corporation
1,120,000 4.125%,  10/15/2026 1,160,891
Regency Centers, LP
1,680,000 4.125%,  3/15/2028 1,695,247
Reinsurance Group of America, Inc.
965,000 4.700%,  9/15/2023 1,062,335
650,000 3.900%,  5/15/2029 634,635
Royal Bank of Scotland Group plc
425,000 6.125%,  12/15/2022 438,385
500,000 6.100%,  6/10/2023 514,096
800,000 3.875%,  9/12/2023 808,110
1,250,000 4.269%,  3/22/2025
b
1,284,326
850,000 4.445%,  5/8/2030
b
890,971
Santander UK Group Holdings plc
896,000 2.875%,  10/16/2020 895,654
Simon Property Group, LP
1,120,000 4.250%,  11/30/2046 1,009,987
Societe Generale SA
840,000 4.750%,  11/24/2025
g
841,413
Springleaf Finance Corporation
680,000 6.875%,  3/15/2025 684,842
340,000 6.625%,  1/15/2028 318,376
Standard Chartered plc
1,150,000 2.819%,  1/30/2026
b,g
1,082,627
Sumitomo Mitsui Financial Group,
Inc.
975,000 2.784%,  7/12/2022 979,447
840,000 3.102%,  1/17/2023 841,023
840,000 3.010%,  10/19/2026 874,028
Synchrony Financial
330,000 4.250%,  8/15/2024 317,731
1,650,000 3.950%,  12/1/2027 1,467,462
UBS Group Funding Jersey, Ltd.
768,000 4.125%,  9/24/2025
g
797,895
Ventas Realty, LP
200,000 3.100%,  1/15/2023 195,937
1,400,000 4.000%,  3/1/2028 1,317,272
VICI Properties, LP / VICI Note
Company, Inc.
250,000 4.250%,  12/1/2026
g
229,375
140,000 3.750%,  2/15/2027
g
131,950
250,000 4.625%,  12/1/2029
g
227,500
140,000 4.125%,  8/15/2030
g
132,650
Voya Financial, Inc.
1,979,000 3.125%,  7/15/2024 1,996,441
Wells Fargo & Company
530,000 2.625%,  7/22/2022 536,190
1,120,000 3.450%,  2/13/2023 1,151,533
1,200,000 4.125%,  8/15/2023 1,237,138
1,040,000 3.000%,  2/19/2025 1,073,373
600,000 3.000%,  4/22/2026 617,570
1,140,000 3.000%,  10/23/2026 1,167,832
Principal
Amount Long-Term Fixed Income (45.2%) Value
Financials (3.2%) - continued
$ 1,930,000 4.900%,  11/17/2045 $ 2,288,422
Welltower, Inc.
435,000 3.950%,  9/1/2023 430,812
ZB NA
1,350,000 3.500%,  8/27/2021 1,348,418
Total 152,454,545
Mortgage-Backed Securities (15.0%)
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
27,635,221 3.500%,  5/1/2034 29,127,576
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
40,399,228 3.000%,  3/25/2050 42,374,202
22,925,000 3.000%,  4/1/2050
e
24,045,736
28,496,187 3.500%,  7/1/2047
e
30,221,242
29,752,722 3.000%,  8/1/2047 31,379,915
Federal National Mortgage
Association
2,870,218 3.230%,  11/1/2020 2,870,264
11,400,993 4.500%,  5/1/2048 12,298,276
22,327,329 3.500%,  10/1/2048 23,578,546
18,825,944 3.500%,  2/1/2049 19,862,051
19,093,123 3.500%,  6/1/2049 20,182,353
25,538,512 3.500%,  8/1/2049 27,045,386
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
43,000,000 2.500%,  4/1/2035
e
44,617,539
81,150,000 2.000%,  5/1/2035
e
83,280,187
45,500,000 2.500%,  5/1/2035
e
47,177,813
43,500,000 3.000%,  5/1/2035
e
45,433,816
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
107,175,000 2.500%,  5/1/2050
e
110,889,232
45,505,265 4.000%,  7/1/2048 48,595,232
76,475,000 3.000%,  5/1/2049
e
80,080,474
1,203,890 3.500%,  8/1/2049
e
1,270,841
Total 724,330,681
Technology (1.0%)
Adobe, Inc.
725,000 2.150%,  2/1/2027 732,861
Apple, Inc.
1,120,000 3.200%,  5/11/2027 1,213,747
2,250,000 3.000%,  11/13/2027 2,419,368
1,975,000 3.750%,  9/12/2047 2,324,583
Applied Materials, Inc.
560,000 3.300%,  4/1/2027 596,273
Avnet, Inc.
820,000 3.750%,  12/1/2021 835,686
Broadcom Corporation
851,000 3.875%,  1/15/2027 811,230
1,100,000 3.500%,  1/15/2028 1,019,348
Broadcom, Inc.
1,425,000 4.750%,  4/15/2029
g
1,447,355
CommScope Technologies Finance,
LLC
1,065,000 6.000%,  6/15/2025
g
974,688
Diamond 1 Finance Corporation
3,520,000 6.020%,  6/15/2026
g
3,745,426

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (45.2%) Value
Technology (1.0%) - continued
Diamond Sports Group, LLC
$ 1,310,000 6.625%,  8/15/2027
g,i
$ 876,062
Harland Clarke Holdings Corporation
990,000 8.375%,  8/15/2022
g
763,537
Hewlett Packard Enterprise Company
1,350,000
2.620%,  (LIBOR 3M +
0.720%), 10/5/2021
b
1,271,228
565,000 4.400%,  10/15/2022 575,668
Intel Corporation
2,400,000 3.100%,  2/15/2060 2,602,871
Iron Mountain, Inc.
540,000 4.875%,  9/15/2029
g
507,265
KLA Corporation
1,440,000 3.300%,  3/1/2050 1,372,280
Marvell Technology Group, Ltd.
825,000 4.200%,  6/22/2023 843,390
1,090,000 4.875%,  6/22/2028 1,129,308
Microsoft Corporation
1,575,000 4.750%,  11/3/2055 2,223,191
1,575,000 4.200%,  11/3/2035 1,974,117
3,350,000 3.700%,  8/8/2046 3,973,761
NCR Corporation
1,280,000 6.125%,  9/1/2029
g
1,195,392
NVIDIA Corporation
1,100,000 3.500%,  4/1/2040 1,170,220
NXP BV/NXP Funding, LLC
1,250,000 4.875%,  3/1/2024
g
1,334,601
Open Text Corporation
560,000 4.125%,  2/15/2030
g
526,540
Oracle Corporation
2,765,000 2.950%,  5/15/2025 2,867,724
1,300,000 2.800%,  4/1/2027 1,325,120
1,400,000 3.850%,  7/15/2036 1,461,837
1,200,000 3.600%,  4/1/2040 1,194,547
Plantronics, Inc.
710,000 5.500%,  5/31/2023
g
516,525
PTC, Inc.
220,000 3.625%,  2/15/2025
g
205,700
SS&C Technologies, Inc.
1,250,000 5.500%,  9/30/2027
g,i
1,289,062
Texas Instruments, Inc.
1,380,000 4.150%,  5/15/2048 1,706,763
Tyco Electronics Group SA
284,000 3.450%,  8/1/2024 289,935
568,000 3.125%,  8/15/2027 586,846
Total 49,904,055
Transportation (0.2%)
Air Canada Pass Through Trust
205,402 3.875%,  3/15/2023
g
191,129
Air Lease Corporation
435,000 3.500%,  1/15/2022 396,429
Burlington Northern Santa Fe, LLC
850,000 5.750%,  5/1/2040
i
1,151,815
1,285,000 5.050%,  3/1/2041 1,587,833
900,000 4.450%,  3/15/2043 1,064,675
CSX Corporation
720,000 3.800%,  4/15/2050 756,289
900,000 3.350%,  9/15/2049 852,261
Hertz Corporation
690,000 5.500%,  10/15/2024
g
387,980
530,000 6.000%,  1/15/2028
g
278,250
NCL Corporation, Ltd.
680,000 3.625%,  12/15/2024
g
433,704
Principal
Amount Long-Term Fixed Income (45.2%) Value
Transportation (0.2%) - continued
Penske Truck Leasing Company, LP
$ 1,175,000 3.375%,  2/1/2022
g
$ 1,187,673
United Continental Holdings, Inc.
650,000 4.875%,  1/15/2025 559,000
United Parcel Service, Inc.
960,000 4.450%,  4/1/2030 1,086,663
XPO Logistics, Inc.
1,178,000 6.750%,  8/15/2024
g,i
1,151,848
Total 11,085,549
U.S. Government & Agencies (15.3%)
U.S. Treasury Bonds
1,200,000 2.000%,  2/15/2050 1,393,734
16,625,000 2.250%,  11/15/2027 18,702,476
31,750,000 2.875%,  5/15/2028 37,450,117
14,120,000 5.250%,  11/15/2028 19,615,769
38,250,000 1.625%,  8/15/2029 41,532,627
8,540,000 1.500%,  2/15/2030 9,206,520
1,075,000 4.375%,  5/15/2040 1,709,208
600,000 3.000%,  5/15/2042 805,477
27,658,000 2.500%,  5/15/2046 34,793,980
35,100,000 2.875%,  5/15/2049 47,932,066
1,000,000 2.375%,  11/15/2049 1,248,125
U.S. Treasury Notes
1,900,000 1.375%,  8/31/2020
l,m
1,909,945
72,000,000 1.375%,  9/30/2020 72,450,000
21,800,000 2.750%,  11/30/2020 22,177,242
715,000 1.875%,  12/15/2020 723,826
28,600,000 2.500%,  2/28/2021 29,218,922
10,250,000 1.375%,  5/31/2021 10,399,746
58,454,000 1.125%,  8/31/2021 59,216,642
57,800,000 1.500%,  9/30/2021 58,910,844
2,000,000 2.500%,  1/15/2022 2,080,938
3,990,000 1.125%,  2/28/2022 4,057,175
22,230,000 1.875%,  7/31/2022 23,057,546
53,005,000 2.000%,  11/30/2022 55,427,494
6,540,000 2.500%,  3/31/2023 6,972,253
65,780,000 2.500%,  1/31/2024 71,224,837
12,780,000 2.125%,  7/31/2024 13,746,488
2,550,000 1.500%,  10/31/2024 2,681,982
15,100,000 2.250%,  11/15/2024 16,398,836
8,000,000 2.125%,  11/30/2024 8,649,062
3,750,000 1.375%,  1/31/2025 3,929,004
32,800,000 2.625%,  1/31/2026 36,852,594
22,580,000 2.500%,  2/28/2026 25,225,212
Total 739,700,687
Utilities (1.1%)
Ameren Illinois Company
720,000 4.500%,  3/15/2049 854,451
American Electric Power Company,
Inc.
1,022,000 2.950%,  12/15/2022 991,385
Appalachian Power Company
560,000 3.300%,  6/1/2027 570,173
Arizona Public Service Company
700,000 3.500%,  12/1/2049 712,092
Berkshire Hathaway Energy Company
900,000 4.500%,  2/1/2045 1,012,036
Calpine Corporation
1,230,000 4.500%,  2/15/2028
g
1,192,177
CenterPoint Energy, Inc.
435,000 3.850%,  2/1/2024 441,269
1,100,000 2.500%,  9/1/2024 1,080,024
750,000 4.250%,  11/1/2028 769,264

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (45.2%) Value
Utilities (1.1%) - continued
CMS Energy Corporation
$ 840,000 2.950%,  2/15/2027 $ 828,194
Commonwealth Edison Company
1,025,000 3.700%,  3/1/2045 1,077,806
Consolidated Edison Company of
New York, Inc.
1,900,000 4.125%,  5/15/2049 2,057,263
Consolidated Edison, Inc.
384,000 4.500%,  12/1/2045 425,315
Consumers Energy Company
1,025,000 4.350%,  4/15/2049 1,232,669
DTE Electric Company
760,000 3.700%,  3/15/2045 803,479
890,000 3.700%,  6/1/2046 943,238
Duke Energy Carolinas, LLC
1,960,000 3.700%,  12/1/2047 2,156,274
Duke Energy Corporation
1,120,000 3.750%,  9/1/2046 1,073,650
Duke Energy Florida, LLC
775,000 3.200%,  1/15/2027 805,216
Duke Energy Indiana, LLC
1,085,000 3.750%,  5/15/2046 1,178,963
Edison International
290,000 2.950%,  3/15/2023 280,560
2,200,000 5.750%,  6/15/2027 2,286,817
Energy Transfer Operating, LP
1,380,000 5.200%,  2/1/2022 1,298,626
Exelon Corporation
1,175,000 4.700%,  4/15/2050 1,227,343
792,000 4.450%,  4/15/2046 801,609
FirstEnergy Corporation
350,000 2.850%,  7/15/2022 341,302
1,015,000 4.850%,  7/15/2047 1,135,047
ITC Holdings Corporation
284,000 4.050%,  7/1/2023 290,817
560,000 5.300%,  7/1/2043 582,993
Mississippi Power Company
800,000 3.950%,  3/30/2028 824,150
Monongahela Power Company
780,000 5.400%,  12/15/2043
g
871,059
National Rural Utilities Cooperative
Finance Corporation
500,000 3.900%,  11/1/2028 487,507
1,000,000 3.700%,  3/15/2029 1,127,853
NextEra Energy Operating Partners,
LP
1,260,000 3.875%,  10/15/2026
g
1,197,000
NiSource Finance Corporation
560,000 3.490%,  5/15/2027 566,598
1,475,000 5.650%,  2/1/2045 1,695,487
Oncor Electric Delivery Company, LLC
2,240,000 3.750%,  4/1/2045 2,378,332
Pacific Gas and Electric Company
800,000 3.300%,  12/1/2027
n,o
764,000
800,000 3.950%,  12/1/2047
n,o
722,000
PPL Capital Funding, Inc.
1,275,000 5.000%,  3/15/2044 1,362,701
PPL Electric Utilities Corporation
840,000 3.950%,  6/1/2047 892,200
Public Service Electric & Gas
Company
1,410,000 3.000%,  5/15/2027 1,441,460
San Diego Gas and Electric Company
1,450,000 4.150%,  5/15/2048 1,561,603
Principal
Amount Long-Term Fixed Income (45.2%) Value
Utilities (1.1%) - continued
South Carolina Electric & Gas
Company
$ 1,560,000 5.100%,  6/1/2065 $ 1,952,379
Southern California Edison Company
1,135,000 4.000%,  4/1/2047 1,181,407
Southern Company
1,415,000 3.250%,  7/1/2026 1,427,121
85,000 4.400%,  7/1/2046 88,851
Southern Company Gas Capital
Corporation
1,400,000 4.400%,  5/30/2047 1,387,564
Southwestern Electric Power
Company
460,000 3.900%,  4/1/2045 410,381
TerraForm Power Operating, LLC
1,120,000 5.000%,  1/31/2028
g
1,173,536
Virginia Electric and Power Company
750,000 4.600%,  12/1/2048 852,437
Vistra Operations Company, LLC
800,000 5.000%,  7/31/2027
g
812,000
Total 53,627,678
Total Long-Term Fixed Income
(cost $2,123,368,907) 2,179,924,063
Shares
Registered Investment Companies
( 32.3% ) Value
Unaffiliated  (0.5%)
7,287 Health Care Select Sector SPDR
Fund 645,482
53,250 Invesco Senior Loan ETF 1,089,495
50,000 iShares iBoxx $ Investment Grade
Corporate Bond ETF
i
6,175,500
7,393 iShares Russell 2000 Value Index
Fund 606,448
7,411 ProShares Ultra S&P 500
i
658,912
84,183 SPDR Bloomberg Barclays High Yield
Bond ETF 7,975,497
40,569 SPDR S&P 500 ETF Trust
i
10,456,660
3,790 SPDR S&P Biotech ETF 293,497
Total 27,901,491
Affiliated  (31.8%)
16,828,810 Thrivent Core Emerging Markets
Debt Fund 148,766,681
1,174,567 Thrivent Core Emerging Markets
Equity Fund
p
9,185,114
5,492,730 Thrivent Core International Equity
Fund 40,810,987
13,346,682 Thrivent Core Low Volatility Equity
Fund 131,865,221
3,056,906 Thrivent Global Stock Portfolio 33,098,652
29,498,979 Thrivent High Yield Portfolio 120,066,746
39,957,288 Thrivent Income Portfolio 408,059,803
18,959,203 Thrivent International Allocation
Portfolio 145,125,118
10,339,689 Thrivent Large Cap Value Portfolio 143,014,444
24,998,144 Thrivent Limited Maturity Bond
Portfolio 239,842,194
5,154,158 Thrivent Mid Cap Stock Portfolio 71,921,128

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment Companies
(32.3%) Value
Affiliated  (31.8%)- continued
2,627,460 Thrivent Small Cap Stock Portfolio $ 35,809,656
Total 1,527,565,744
Total Registered Investment
Companies (cost $1,636,221,089) 1,555,467,235
Shares Common Stock ( 16.3% ) Value
Communications Services (1.2%)
56,677 Activision Blizzard, Inc.
p
3,371,148
14,416 Alphabet, Inc., Class A
p
16,750,671
3,613 Alphabet, Inc., Class C
p
4,201,233
51,191 AMC Entertainment Holdings, Inc.
i
161,764
2,764 AMC Networks, Inc.
p
67,193
17,159 AT&T, Inc. 500,185
1,780 Boingo Wireless, Inc.
p
18,886
18,672 CenturyLink, Inc. 176,637
7,145 Cinemark Holdings, Inc. 72,808
133,944 Comcast Corporation 4,604,995
6,984 Consolidated Communications
Holdings, Inc. 31,777
7,540 Discovery, Inc., Class A
i,p
146,578
13,290 DISH Network Corporation
p
265,667
7,618 EchoStar Corporation
p
243,547
44,554 Facebook, Inc.
p
7,431,607
33,579 Gannett Company, Inc. 49,697
2,250 Hemisphere Media Group, Inc.
p
19,215
15,213 Interpublic Group of Companies, Inc. 246,298
14,896 Lions Gate Entertainment
Corporation, Class A
p
90,568
12,233 Lions Gate Entertainment
Corporation, Class B
p
68,260
61,526 Live Nation Entertainment, Inc.
i,p
2,796,972
21,294 Meredith Corporation
i
260,213
3,138 News Corporation, Class B 28,211
25,991 ORBCOMM, Inc.
p
63,418
49,227 QuinStreet, Inc.
p
396,277
5,597 RingCentral, Inc.
p
1,186,060
661 Roku, Inc.
p
57,824
2,950 Scholastic Corporation 75,196
2,204 Sinclair Broadcast Group, Inc. 35,440
11,952 Take-Two Interactive Software, Inc.
p
1,417,627
23,770 Tegna, Inc. 258,142
1,895 Telephone & Data Systems, Inc. 31,760
13,241 Twitter, Inc.
p
325,199
61,663 Uber Technologies, Inc.
p
1,721,631
141,500 Verizon Communications, Inc. 7,602,795
27,449 ViacomCBS, Inc. 384,560
13,193 Walt Disney Company 1,274,444
10,089 Zillow Group, Inc.
p
342,723
Total 56,777,226
Consumer Discretionary (1.8%)
7,202 Abercrombie & Fitch Company
i
65,466
7,116 Adient plc
p
64,542
25,469 Alibaba Group Holding, Ltd. ADR
p
4,953,211
14,667 Amazon.com, Inc.
p
28,596,543
3,609 American Axle & Manufacturing
Holdings, Inc.
p
13,028
16,228 American Eagle Outfitters, Inc. 129,013
880 American Public Education, Inc.
p
21,058
26,201 Aptiv plc 1,290,137
15,795 At Home Group, Inc.
p
31,906
1,369 AutoZone, Inc.
p
1,158,174
3,699 Beazer Homes USA, Inc.
p
23,822
37,620 Bed Bath & Beyond, Inc.
i
158,380
Shares Common Stock (16.3%) Value
Consumer Discretionary (1.8%) - continued
5,484 Big Lots, Inc. $ 77,982
761 Booking Holdings, Inc.
p
1,023,789
956 Boyd Gaming Corporation 13,786
18,407 Bright Horizons Family Solutions,
Inc.
p
1,877,514
9,908 Burlington Stores, Inc.
p
1,570,022
4,616 Caleres, Inc. 24,003
2,994 Carnival Corporation
i
39,431
4,169 Century Casinos, Inc.
p
10,047
35,535 Chico's FAS, Inc. 45,840
6,135 Chipotle Mexican Grill, Inc.
p
4,014,744
1,306 Churchill Downs, Inc. 134,453
50,242 Cooper-Standard Holdings, Inc.
p
515,985
33,512 Crocs, Inc.
p
569,369
10,812 Culp, Inc. 79,576
34,178 D.R. Horton, Inc. 1,162,052
5,814 Dana, Inc. 45,407
39,195 Designer Brands, Inc. 195,191
4,073 Domino's Pizza, Inc. 1,319,937
15,101 Duluth Holdings, Inc.
i,p
60,555
8,688 Eldorado Resorts, Inc.
p
125,107
14,856 Emerald Holding, Inc 38,477
7,473 Ethan Allen Interiors, Inc. 76,374
16,795 Etsy, Inc.
p
645,600
12,229 Express, Inc.
p
18,221
5,846 Extended Stay America, Inc. 42,734
19,030 Five Below, Inc.
p
1,339,331
11,449 Foot Locker, Inc. 252,450
25,483 Fossil, Inc.
p
83,839
28,387 GameStop Corporation
i,p
99,354
10,745 Garrett Motion, Inc.
p
30,731
13,486 Genuine Parts Company 908,012
11,326 Goodyear Tire & Rubber Company 65,917
5,491 Grand Canyon Education, Inc.
p
418,881
384 Group 1 Automotive, Inc. 16,996
3,191 GrubHub, Inc.
p
129,969
6,304 Hertz Global Holdings, Inc.
p
38,959
41,180 Home Depot, Inc. 7,688,718
1,877 Hooker Furniture Corporation 29,300
16,362 Knoll, Inc. 168,856
13,942 L Brands, Inc. 161,170
9,529 Lear Corporation 774,231
51,521 Lowe's Companies, Inc. 4,433,382
2,847 Lululemon Athletica, Inc.
p
539,649
2,049 Lumber Liquidators Holdings, Inc.
p
9,610
26,816 Macy's, Inc.
i
131,667
807 Madison Square Garden Company
p
170,608
7,049 Marcus Corporation 86,844
1,000 Marriott Vacations Worldwide
Corporation 55,580
41,432 Mattel, Inc.
p
365,016
7,153 McDonald's Corporation 1,182,749
30,682 Michaels Companies, Inc.
p
49,705
5,253 Modine Manufacturing Company
p
17,072
7,222 Mohawk Industries, Inc.
p
550,605
27,691 Movado Group, Inc. 327,308
1,845 Netflix, Inc.
p
692,797
1,295 Newell Brands, Inc. 17,198
47,323 NIKE, Inc. 3,915,505
1,762 Norwegian Cruise Line Holdings,
Ltd.
p
19,312
537 NVR, Inc.
p
1,379,612
41,326 Office Depot, Inc. 67,775
19,655 Ollie's Bargain Outlet Holdings, Inc.
p
910,813
8,454 Oxford Industries, Inc. 306,542
9,459 Park Hotels & Resorts, Inc. 74,821

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (16.3%) Value
Consumer Discretionary (1.8%) - continued
23,006 Party City Holdco, Inc.
p
$ 10,544
26,201 Penn National Gaming, Inc.
p
331,443
35,441 Planet Fitness, Inc.
p
1,725,977
85,798 Playa Hotels and Resorts NV
p
150,147
694 PVH Corporation 26,122
34,074 Qurate Retail, Inc.
p
208,022
14,670 Red Rock Resorts, Inc. 125,428
4,164 RH
i,p
418,357
5,051 Ruth's Hospitality Group, Inc. 33,741
6,545 Sally Beauty Holdings, Inc.
p
52,884
7,394 Signet Jewelers, Ltd. 47,691
10,366 Six Flags Entertainment Corporation 129,990
6,131 Skyline Corporation
p
96,134
33,970 Sony Corporation ADR 2,010,345
13,376 Standard Motor Products, Inc. 556,040
17,015 Tailored Brands, Inc. 29,606
1,020 Tapestry, Inc. 13,209
13,033 Taylor Morrison Home Corporation
p
143,363
12,609 Tenneco, Inc.
p
45,392
22,705 Texas Roadhouse, Inc. 937,717
3,229 Thor Industries, Inc. 136,199
19,320 TJX Companies, Inc. 923,689
1,373 Toll Brothers, Inc. 26,430
18,164 Tupperware Brands Corporation 29,426
5,386 Ulta Beauty, Inc.
p
946,320
3,151 Urban Outfitters, Inc.
p
44,870
7,541 Vail Resorts, Inc. 1,113,881
347 Williams-Sonoma, Inc. 14,754
6,838 Wingstop, Inc. 544,989
12,973 Workhorse Group, Inc.
i,p
23,481
3,342 Wynn Resorts, Ltd. 201,155
20,023 Zumiez, Inc.
p
346,798
Total 89,186,504
Consumer Staples (0.5%)
1,082 Andersons, Inc. 20,287
10,060 B&G Foods, Inc. 181,985
336 Beyond Meat, Inc.
i,p
22,378
9,569 BJ's Wholesale Club Holdings, Inc.
p
243,722
12,271 Casey's General Stores, Inc. 1,625,785
2,497 Central Garden & Pet Company
p
68,667
46,873 Coca-Cola Company 2,074,130
22,090 Colgate-Palmolive Company 1,465,892
3,458 Costco Wholesale Corporation 985,980
84,262 Cott Corporation 763,414
3,907 Edgewell Personal Care Company
p
94,081
1,340 Energizer Holdings, Inc. 40,535
55,410 Hain Celestial Group, Inc.
p
1,438,998
9,542 John B. Sanfilippo & Son, Inc. 853,055
10,780 Kimberly-Clark Corporation 1,378,439
11,901 Monster Beverage Corporation
p
669,550
13,395 PepsiCo, Inc. 1,608,739
45,910 Philip Morris International, Inc. 3,349,594
19,422 Procter & Gamble Company 2,136,420
3,070 Seneca Foods Corporation
p
122,125
11,573 Simply Good Foods Company
p
222,896
3,155 Sprouts Farmers Markets, Inc.
p
58,651
3,612 TreeHouse Foods, Inc.
p
159,470
42,973 Turning Point Brands, Inc. 907,160
13,015 United Natural Foods, Inc.
p
119,478
8,414 Vector Group, Ltd. 79,260
53,112 Wal-Mart Stores, Inc. 6,034,585
Total 26,725,276
Energy (0.4%)
23,163 Abraxas Petroleum Corporation
p
2,803
Shares Common Stock (16.3%) Value
Energy (0.4%) - continued
51,799 Antero Midstream Corporation
i
$ 108,778
1,877 Apache Corporation 7,846
101,012 Archrock, Inc. 379,805
85,388 BP plc ADR 2,082,613
97,729 Callon Petroleum Company
p
53,546
26,258 Centennial Resource Development,
Inc.
p
6,906
30,467 Chevron Corporation 2,207,639
40,607 Cimarex Energy Company 683,416
9,782 Concho Resources, Inc. 419,159
23,160 ConocoPhillips 713,328
28,276 Continental Resources, Inc.
i
216,029
23,750 Contura Energy, Inc.
p
55,812
17,825 Core Laboratories NV
i
184,311
16,280 Devon Energy Corporation 112,495
23,962 Diamond Offshore Drilling, Inc.
i,p
43,850
12,149 Diamondback Energy, Inc. 318,304
50,658 EnLink Midstream, LLC 55,724
59,604 Enterprise Products Partners, LP 852,337
10,970 EOG Resources, Inc. 394,042
26,975 EQT Corporation 190,713
15,765 Equitrans Midstream Corporation
i
79,298
72,336 Euronav NV 815,950
1,994 Evolution Petroleum Corporation 5,204
16,406 Exterran Corporation
p
78,749
28,322 Exxon Mobil Corporation 1,075,386
24,277 Frank's International NV
p
62,877
26,268 Gran Tierra Energy, Inc.
i,p
6,585
89,991 Halliburton Company 616,438
19,281 Helmerich & Payne, Inc. 301,748
14,878 Liberty Oilfield Services, Inc. 40,022
196,485 Marathon Oil Corporation 646,436
51,667 Marathon Petroleum Corporation 1,220,375
94,822 Nabors Industries, Ltd.
i
36,990
33,074 NexTier Oilfield Solutions, Inc.
p
38,697
49,409 Nine Energy Service, Inc.
p
39,937
18,285 Oceaneering International, Inc.
p
53,758
2,843 Oil States International, Inc.
p
5,771
5,092 ONEOK, Inc. 111,057
41,070 Pacific Drilling SA
i,p
17,660
45,739 Patterson-UTI Energy, Inc. 107,487
5,434 PDC Energy, Inc.
p
33,745
12,454 Peabody Energy Corporation 36,117
1,837 Penn Virginia Corporation
p
5,676
20,602 Pioneer Natural Resources Company 1,445,230
14,209 Plains GP Holdings, LP 79,712
7,193 ProPetro Holding Corporation
p
17,982
178,329 QEP Resources, Inc. 59,651
11,626 RPC, Inc.
i
23,950
11,262 Schlumberger, Ltd. 151,924
23,753 SEACOR Holdings, Inc.
p
640,381
97,368 Southwestern Energy Company
p
164,552
27,484 Talos Energy, Inc.
p
158,033
9,053 Targa Resources Corporation 62,556
98,261 Transocean, Ltd.
i,p
113,983
34,583 WPX Energy, Inc.
p
105,478
Total 17,548,851
Financials (2.2%)
397 1st Source Corporation 12,875
47,140 Aflac, Inc. 1,614,074
17,385 AG Mortgage Investment Trust, Inc. 47,635
18,817 Air Lease Corporation 416,608
1,750 Alleghany Corporation 966,613
24,077 Ally Financial, Inc. 347,431

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (16.3%) Value
Financials (2.2%) - continued
2,736 American Equity Investment Life
Holding Company $ 51,437
20,536 American Express Company 1,758,087
44,472 American Financial Group, Inc. 3,116,598
35,269 American International Group, Inc. 855,273
5,835 Ameriprise Financial, Inc. 597,971
8,343 Ameris Bancorp 198,230
3,129 Aon plc 516,410
2,790 Argo Group International Holdings,
Ltd. 103,397
1,205 ARMOUR Residential REIT, Inc. 10,616
11,848 Arthur J. Gallagher & Company 965,731
4,833 Artisan Partners Asset Management,
Inc. 103,861
20,505 Associated Banc-Corp 262,259
60,589 Assured Guaranty, Ltd. 1,562,590
383,779 Bank of America Corporation 8,147,628
2,434 Bank of Marin Bancorp 73,020
19,479 Bank of N.T. Butterfield & Son, Ltd. 331,727
9,295 Bank of New York Mellon Corporation 313,056
10,331 BankFinancial Corporation 91,016
5,700 BankUnited, Inc. 106,590
14,241 Banner Corporation 470,523
10,249 Berkshire Hathaway, Inc.
p
1,873,825
3,282 BlackRock, Inc. 1,443,982
2,694 BOK Financial Corporation 114,657
51,321 Boston Private Financial Holdings,
Inc. 366,945
40,902 Bridgewater Bancshares, Inc.
p
398,795
5,947 Brighthouse Financial, Inc.
p
143,739
77,239 BrightSphere Investment Group 493,557
4,063 Brown & Brown, Inc. 147,162
4,242 Byline Bancorp, Inc. 43,990
2,482 Cadence Bancorporation 16,257
39,319 Capital One Financial Corporation 1,982,464
9,820 Cboe Global Markets, Inc. 876,435
86,240 Charles Schwab Corporation 2,899,389
14,058 Chubb, Ltd. 1,570,138
5,547 Cincinnati Financial Corporation 418,521
14,027 CIT Group, Inc. 242,106
109,612 Citigroup, Inc. 4,616,857
28,642 Citizens Financial Group, Inc. 538,756
2,265 CME Group, Inc. 391,641
5,114 Cohen & Steers, Inc. 232,431
65,554 Comerica, Inc. 1,923,354
1,053 Community Bank System, Inc. 61,916
17,518 Community Trust Bancorp, Inc. 556,897
22,517 Cullen/Frost Bankers, Inc. 1,256,223
453 Diamond Hill Investment Group, Inc. 40,879
10,281 Discover Financial Services 366,723
7,138 Ellington Residential Mortgage REIT 37,831
3,435 Enstar Group, Ltd.
p
546,337
4,936 Enterprise Financial Services
Corporation 137,764
6,954 Essent Group, Ltd. 183,168
121,608 Everi Holdings, Inc.
p
401,306
3,908 FBL Financial Group, Inc. 182,386
1,322 Federal Agricultural Mortgage
Corporation 73,543
14,230 Fifth Third Bancorp 211,316
11,055 Financial Institutions, Inc. 200,538
7,000 First American Financial Corporation 296,870
980 First Bancshares, Inc. 18,689
25,162 First Busey Corporation 430,522
2,075 First Citizens BancShares, Inc. 690,705
23,676 First Defiance Financial Corporation 348,984
Shares Common Stock (16.3%) Value
Financials (2.2%) - continued
8,244 First Financial Corporation $ 277,988
42,676 First Interstate BancSystem, Inc. 1,230,776
838 First Mid-Illinois Bancshares, Inc. 19,894
13,446 First Midwest Bancorp, Inc. 177,958
1,411 First of Long Island Corporation 24,481
8,997 First Republic Bank 740,273
5,361 Goldman Sachs Group, Inc. 828,757
18,782 Great Southern Bancorp, Inc. 758,793
14,823 Great Western Bancorp, Inc. 303,575
13,236 Hamilton Lane, Inc. 732,083
6,068 Hancock Whitney Corporation 118,447
1,075 Hanmi Financial Corporation 11,664
10,840 Hanover Insurance Group, Inc. 981,887
50,091 Hartford Financial Services Group,
Inc. 1,765,207
21,443 Heartland Financial USA, Inc. 647,579
75,250 Heritage Commerce Corporation 577,168
1,073 Heritage Financial Corporation 21,460
14,718 Hometrust Bancshares, Inc. 234,311
18,681 Horizon Bancorp, Inc. 184,195
9,933 Houlihan Lokey, Inc. 517,708
18,784 Independent Bank Corporation 241,750
21,898 Interactive Brokers Group, Inc. 945,337
7,102 Intercontinental Exchange, Inc. 573,487
5,521 International Bancshares
Corporation 148,405
37,127 J.P. Morgan Chase & Company 3,342,544
1,228 Janus Henderson Group plc 18,813
10,215 Kemper Corporation 759,690
106,484 KeyCorp 1,104,239
6,724 Lakeland Bancorp, Inc. 72,686
5,242 Loews Corporation 182,579
10,001 M&T Bank Corporation 1,034,403
618 Markel Corporation
p
573,436
3,235 Marsh & McLennan Companies, Inc. 279,698
3,043 Mercantile Bank Corporation 64,420
27,728 Meridian Bancorp, Inc. 311,108
41,025 MetLife, Inc. 1,254,134
25,561 MidWestOne Financial Group, Inc. 535,247
60,919 Morgan Stanley 2,071,246
378 Morningstar, Inc. 43,943
5,605 Mr. Cooper Group, Inc.
p
41,085
4,467 MSCI, Inc. 1,290,784
206 National Western Life Group, Inc. 35,432
1,133 NBT Bancorp, Inc. 36,698
14,917 Northern Trust Corporation 1,125,637
4,758 Northwest Bancshares, Inc. 55,050
2,277 OFG Bancorp 25,457
3,272 Old Republic International
Corporation 49,898
9,663 Old Second Bancorp, Inc. 66,771
4,044 PacWest Bancorp 72,469
324 Park National Corporation 25,155
4,604 PCSB Financial Corporation 64,410
934 Peapack-Gladstone Financial
Corporation 16,765
2,816 Peoples Bancorp, Inc. 62,374
12,940 PNC Financial Services Group, Inc. 1,238,617
57,846 Popular, Inc. 2,024,610
7,476 Primerica, Inc. 661,476
35,561 Prosight Global, Inc.
p
346,720
1,663 Provident Financial Services, Inc. 21,386
10,178 Prudential Financial, Inc. 530,681
12,982 QCR Holdings, Inc. 351,423
19,061 Radian Group, Inc. 246,840
50,885 Raymond James Financial, Inc. 3,215,932

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (16.3%) Value
Financials (2.2%) - continued
1,556 Ready Capital Corporation $ 11,234
11,876 Reinsurance Group of America, Inc. 999,247
7,961 Renasant Corporation 173,868
16,454 S&P Global, Inc. 4,032,053
1,716 Safety Insurance Group, Inc. 144,882
5,379 Sandy Spring Bancorp, Inc. 121,781
6,429 Santander Consumer USA Holdings,
Inc.
i
89,427
39,459 Seacoast Banking Corporation of
Florida
p
722,494
25,242 SEI Investments Company 1,169,714
883 Selective Insurance Group, Inc. 43,885
8,781 SLM Corporation 63,135
8,380 Spirit of Texas Bancshares, Inc.
p
86,649
893 Starwood Property Trust, Inc. 9,153
20,719 State Auto Financial Corporation 575,781
11,266 SVB Financial Group
p
1,702,067
77,731 Synovus Financial Corporation 1,364,956
13,984 T. Rowe Price Group, Inc. 1,365,538
665 TCF Financial Corporation 15,069
4,077 Territorial Bancorp, Inc. 100,090
4,353 TMX Group, Ltd. 324,070
11,093 TPG RE Finance Trust, Inc. 60,901
8,212 TriCo Bancshares 244,882
16,514 Triumph Bancorp, Inc.
p
429,364
30,570 TrustCo Bank Corporation 165,384
59,905 U.S. Bancorp 2,063,727
648 UMB Financial Corporation 30,054
5,663 Umpqua Holdings Corporation 61,727
1,178 Univest Financial Corporation 19,225
94 Virtus Investment Partners, Inc. 7,154
6,183 Washington Trust Bancorp, Inc. 226,050
30,025 Webster Financial Corporation 687,573
9,223 Wells Fargo & Company 264,700
5,334 WesBanco, Inc. 126,416
826 Westamerica Bancorporation 48,552
12,817 Western Alliance Bancorp 392,328
494 Westwood Holdings Group, Inc. 9,045
32,663 Wintrust Financial Corporation 1,073,306
85,265 Zions Bancorporations NA 2,281,691
Total 106,443,065
Health Care (2.5%)
18,183 Abbott Laboratories 1,434,821
3,635 AbbVie, Inc. 276,951
1,053 Acceleron Pharma, Inc.
p
94,633
16,198 ADMA Biologics, Inc.
p
46,650
7,748 Aduro Biotech, Inc.
p
21,230
6,597 Aerie Pharmaceuticals, Inc.
p
89,059
6,935 Agenus, Inc.
p
16,991
9,070 Agile Therapeutics, Inc.
p
16,870
14,653 Agilent Technologies, Inc. 1,049,448
15,809 Agios Pharmaceuticals, Inc.
i,p
560,903
4,681 Akebia Therapeutics, Inc.
p
35,482
5,637 Alexion Pharmaceuticals, Inc.
p
506,146
2,177 Align Technology, Inc.
p
378,689
8,042 Alkermes plc
p
115,966
4,373 AmerisourceBergen Corporation 387,010
8,831 Amgen, Inc. 1,790,309
8,495 AnaptysBio, Inc.
p
120,034
6,429 Anavex Life Sciences Corporation
p
20,251
2,380 Arena Pharmaceuticals, Inc.
p
99,960
830 Argenx SE ADR
p
109,336
2,074 Assembly Biosciences, Inc.
p
30,757
4,432 Atara Biotherapeutics, Inc.
p
37,716
1,844 Athenex, Inc.
p
14,273
Shares Common Stock (16.3%) Value
Health Care (2.5%) - continued
202 Atrion Corporation $ 131,300
1,193 AVROBIO, Inc.
p
18,563
17,479 Axonics Modulation Technologies,
Inc.
i,p
444,141
1,001 Axsome Therapeutics, Inc.
p
58,889
15,257 Bausch Health Companies, Inc.
p
236,483
2,282 Becton, Dickinson and Company 524,335
7,758 Biogen, Inc.
p
2,454,476
3,612 Biohaven Pharmaceutical Holding
Company, Ltd.
p
122,916
7,313 BioMarin Pharmaceutical, Inc.
p
617,949
2,957 Bio-Rad Laboratories, Inc.
p
1,036,606
11,479 Bio-Techne Corporation 2,176,648
3,485 Bluebird Bio, Inc.
p
160,171
682 Blueprint Medicines Corporation
p
39,883
1,662 Bruker Corporation 59,599
50,147 Catalent, Inc.
p
2,605,137
3,612 CEL-SCI Corporation
p
41,682
52,070 Centene Corporation
p
3,093,479
6,319 Charles River Laboratories
International, Inc.
p
797,521
1,985 Chemed Corporation 859,902
13,252 Cigna Holding Company 2,347,989
5,199 Clovis Oncology, Inc.
i,p
33,066
8,458 Community Health Systems, Inc.
p
28,250
16,984 CryoLife, Inc.
p
287,369
63,913 CVS Health Corporation 3,791,958
4,106 CytomX Therapeutics, Inc.
p
31,493
3,945 Danaher Corporation 546,027
1,110 Deciphera Pharmaceuticals, Inc.
p
45,699
8,157 Dexcom, Inc.
p
2,196,435
11,842 Dynavax Technologies Corporation
p
41,802
18,886 Edwards Lifesciences Corporation
p
3,562,277
2,923 Encompass Health Corporation 187,160
13,748 Endo International plc
p
50,868
27,076 Gilead Sciences, Inc. 2,024,202
1,170 Global Blood Therapeutics, Inc.
p
59,775
25,688 Guardant Health, Inc.
p
1,787,885
35,207 Halozyme Therapeutics, Inc.
p
633,374
15,310 HCA Healthcare, Inc. 1,375,604
1,950 HealthStream, Inc.
p
46,703
11,260 Hill-Rom Holdings, Inc. 1,132,756
8,543 Humana, Inc. 2,682,673
28,958 iBio, Inc.
p
30,695
24,419 ImmunoGen, Inc.
p
83,269
5,005 Immunomedics, Inc.
p
67,467
3,007 Insmed, Inc.
p
48,202
7,731 Inspire Medical Systems, Inc.
p
466,025
5,313 Insulet Corporation
p
880,258
1,207 Intra-Cellular Therapies, Inc.
p
18,552
10,849 Intuitive Surgical, Inc.
p
5,372,533
2,729 Invitae Corporation
p
37,305
4,137 Iovance Biotherapeutics, Inc.
p
123,841
7,980 IQVIA Holding, Inc.
p
860,723
3,149 Jazz Pharmaceuticals, Inc.
p
314,081
62,212 Johnson & Johnson 8,157,860
9,364 Kadmon Holdings, Inc.
p
39,235
2,857 Laboratory Corporation of America
Holdings
p
361,096
20,663 LHC Group, Inc.
p
2,896,953
2,312 Ligand Pharmaceuticals, Inc.
p
168,129
4,405 MacroGenics, Inc.
p
25,637
66,158 Medtronic plc 5,966,128
75,675 Merck & Company, Inc. 5,822,435
2,720 Mersana Therapeutics, Inc.
p
15,858
988 Mesa Laboratories, Inc.
i
223,377

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (16.3%) Value
Health Care (2.5%) - continued
429 Mirati Therapeutics, Inc.
p
$ 32,977
4,371 Molina Healthcare, Inc.
p
610,672
1,139 Momenta Pharmaceuticals, Inc.
p
30,981
4,783 Myovant Sciences, Ltd.
p
36,112
2,578 Myriad Genetics, Inc.
p
36,891
13,373 Natera, Inc.
p
399,318
9,638 National Healthcare Corporation 691,334
7,202 Nektar Therapeutics
p
128,556
7,071 Neurocrine Biosciences, Inc.
p
611,995
3,029 Nevro Corporation
p
302,839
52,117 Optinose, Inc.
p
234,005
4,034 Orthifix Medical, Inc.
p
112,992
3,837 PerkinElmer, Inc. 288,849
80,858 Pfizer, Inc. 2,639,205
3,392 Portola Pharmaceuticals, Inc.
p
24,185
6,978 PRA Health Sciences, Inc.
p
579,453
3,898 Precision BioSciences, Inc.
p
23,505
1,669 Prothena Corporation plc
p
17,858
3,406 Puma Biotechnology, Inc.
p
28,747
1,891 Quest Diagnostics, Inc. 151,847
1,209 Reata Pharmaceuticals, Inc.
p
174,507
4,102 Repligen Corporation
p
396,007
6,822 ResMed, Inc. 1,004,812
9,287 Rite Aid Corporation
p
139,305
2,612 Sage Therapeutics, Inc.
p
75,017
3,644 Sarepta Therapeutics, Inc.
i,p
356,456
9,413 Silk Road Medical, Inc.
i,p
296,321
15,970 Spectrum Pharmaceuticals, Inc.
p
37,210
7,740 Stryker Corporation 1,288,633
733 Surmodics, Inc.
p
24,424
21,334 Syneos Health, Inc.
p
840,986
12,361 Tactile Systems Technology, Inc.
p
496,418
734 Teladoc Health, Inc.
p
113,777
6,038 Teleflex, Inc. 1,768,289
8,187 Tenet Healthcare Corporation
p
117,893
19,359 Thermo Fisher Scientific, Inc. 5,490,212
4,148 Tilray, Inc.
i,p
28,538
1,937 U.S. Physical Therapy, Inc. 133,653
3,686 United Therapeutics Corporation
p
349,525
10,107 UnitedHealth Group, Inc. 2,520,484
3,570 Universal Health Services, Inc. 353,716
3,153 Varian Medical Systems, Inc.
p
323,687
29,484 Veeva Systems, Inc.
p
4,610,413
22,665 Vertex Pharmaceuticals, Inc.
p
5,393,137
6,763 Viking Therapeutics, Inc.
i,p
31,651
2,019 Waters Corporation
p
367,559
2,331 West Pharmaceutical Services, Inc. 354,895
53,494 Wright Medical Group NV
p
1,532,603
7,270 Zimmer Biomet Holdings, Inc. 734,852
58,646 Zoetis, Inc. 6,902,048
Total 120,845,538
Industrials (1.9%)
2,076 3M Company 283,395
13,812 A.O. Smith Corporation 522,232
3,286 AECOM
p
98,087
4,908 Aegion Corporation
p
88,000
8,801 Aerojet Rocketdyne Holdings, Inc.
p
368,146
22,679 AGCO Corporation 1,071,583
58,423 Altra Industrial Motion Corporation 1,021,818
7,941 American Airlines Group, Inc.
i
96,801
31,081 AMETEK, Inc. 2,238,454
22,922 Arcosa, Inc. 910,920
23,948 ASGN, Inc.
p
845,843
4,368 Atlas Air Worldwide Holdings, Inc.
p
112,127
3,818 Avis Budget Group, Inc.
p
53,070
Shares Common Stock (16.3%) Value
Industrials (1.9%) - continued
25,342 AZZ, Inc. $ 712,617
2,291 Bloom Energy Corporation
p
11,982
14,848 Boeing Company 2,214,431
19,135 BWX Technologies, Inc. 932,066
1,774 Carlisle Companies, Inc. 222,247
9,062 Casella Waste Systems, Inc.
p
353,962
7,960 Caterpillar, Inc. 923,678
35,321 CBIZ, Inc.
p
738,915
6,600 Chart Industries, Inc.
p
191,268
294 Columbus McKinnon Corporation 7,350
5,143 Cornerstone Building Brands, Inc.
p
23,452
4,073 CRA International, Inc. 136,079
23,464 Crane Company 1,153,960
14,511 CSW Industrials, Inc. 941,038
19,827 CSX Corporation 1,136,087
29,083 Curtiss-Wright Corporation 2,687,560
56,190 Delta Air Lines, Inc. 1,603,101
3,677 Douglas Dynamics, Inc. 130,570
31,911 EMCOR Group, Inc. 1,956,783
23,594 Emerson Electric Company 1,124,254
14,713 Encore Wire Corporation 617,799
10,642 Expeditors International of
Washington, Inc. 710,034
19,362 Fluor Corporation 133,791
18,912 Forrester Research, Inc.
p
552,798
12,150 FuelCell Energy, Inc.
i,p
18,346
23,330 General Dynamics Corporation 3,086,792
8,205 Gorman-Rupp Company 256,078
1,389 Heico Corporation 103,633
7,930 Helios Technologies, Inc. 300,706
973 Herc Holdings, Inc.
p
19,908
60,820 Honeywell International, Inc. 8,137,108
9,403 Hubbell, Inc. 1,078,900
4,152 Huntington Ingalls Industries, Inc. 756,536
2,880 ICF International, Inc. 197,856
24,570 IDEX Corporation 3,393,363
15,475 Ingersoll - Rand, Inc.
p
383,780
2,115 Interface, Inc. 15,989
3,908 John Bean Technologies Corporation 290,247
45,338 Johnson Controls International plc 1,222,312
8,870 Kansas City Southern 1,128,087
1,007 Kennametal, Inc. 18,750
29,533 Lincoln Electric Holdings, Inc.
i
2,037,777
12,514 Lockheed Martin Corporation 4,241,620
5,453 Manpower, Inc. 288,954
3,138 Masonite International Corporation
p
148,898
2,901 Mercury Systems, Inc.
p
206,957
55,739 Meritor, Inc.
p
738,542
4,817 MSC Industrial Direct Company, Inc. 264,790
6,020 Nordson Corporation 813,121
14,879 Norfolk Southern Corporation 2,172,334
698 Northrop Grumman Corporation 211,180
12,846 Old Dominion Freight Line, Inc. 1,686,166
19,201 Parker-Hannifin Corporation 2,490,946
58,174 Primoris Services Corporation 924,967
24,948 Raven Industries, Inc. 529,646
10,661 Regal-Beloit Corporation 671,110
1,139 Republic Services, Inc. 85,493
8,239 Resideo Technologies, Inc.
p
39,877
40,169 Ritchie Brothers Auctioneers, Inc. 1,372,976
6,346 Rockwell Automation, Inc. 957,675
4,882 Roper Industries, Inc. 1,522,256
6,461 Ryder System, Inc. 170,829
10,611 Saia, Inc.
p
780,333
3,779 SiteOne Landscape Supply, Inc.
p
278,210
42,521 Southwest Airlines Company 1,514,173

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (16.3%) Value
Industrials (1.9%) - continued
1,839 SP Plus Corporation
p
$ 38,159
1,633 Spirit Airlines, Inc.
p
21,049
1,846 SPX FLOW, Inc.
p
52,463
21,320 Standex International Corporation 1,045,106
3,844 Teledyne Technologies, Inc.
p
1,142,706
2,933 Thermon Group Holdings, Inc.
p
44,200
17,538 Trane Technologies plc 1,448,463
1,523 TransDigm Group, Inc. 487,649
2,692 Trex Company, Inc.
p
215,737
30,001 TriMas Corporation
p
693,023
3,050 UniFirst Corporation 460,825
2,520 Union Pacific Corporation 355,421
8,032 United Airlines Holdings, Inc.
i,p
253,410
18,464 United Rentals, Inc.
p
1,899,946
41,978 United Technologies Corporation 3,959,785
21,720 Valmont Industries, Inc. 2,301,886
22,162 Verisk Analytics, Inc. 3,088,940
13,601 Waste Connections, Inc. 1,054,078
3,463 Watsco, Inc. 547,258
17,269 Willdan Group, Inc.
p
369,039
5,509 XPO Logistics, Inc.
i,p
268,564
Total 91,231,226
Information Technology (4.2%)
11,184 Accenture plc 1,825,900
16,315 Adobe, Inc.
p
5,192,086
5,695 ADTRAN, Inc. 43,738
7,005 Advanced Energy Industries, Inc.
p
339,672
37,796 Advanced Micro Devices, Inc.
p
1,718,962
9,577 Agilysys, Inc.
p
159,936
16,711 Akamai Technologies, Inc.
p
1,528,889
5,580 Alliance Data Systems Corporation 187,767
3,787 Alteryx, Inc.
i,p
360,409
3,787 American Software, Inc. 53,813
35,226 Amphenol Corporation 2,567,271
5,162 ANSYS, Inc.
p
1,200,010
93,124 Apple, Inc. 23,680,502
6,313 Atlassian Corporation plc
p
866,522
13,643 Automatic Data Processing, Inc. 1,864,725
8,842 Avalara, Inc.
p
659,613
5,072 Avnet, Inc. 127,307
10,773 Bandwidth, Inc.
i,p
724,915
18,953 Benchmark Electronics, Inc. 378,870
17,543 Blackline, Inc.
p
922,937
1,595 Broadcom, Ltd. 378,175
6,690 Broadridge Financial Solutions, Inc. 634,413
1,242 CACI International, Inc.
p
262,248
29,861 CDK Global, Inc. 980,934
3,872 CDW Corporation 361,141
566 CEVA, Inc.
p
14,110
52,028 Change Healthcare, Inc.
p
519,760
52,670 Ciena Corporation
p
2,096,793
245,124 Cisco Systems, Inc. 9,635,824
8,607 Cognex Corporation 363,388
8,615 CommScope Holding Company, Inc.
p
78,483
14,911 Computer Services, Inc. 599,870
15,433 Coupa Software, Inc.
p
2,156,453
1,934 Cree, Inc.
p
68,580
12,888 CTS Corporation 320,782
7,999 Descartes Systems Group, Inc.
p
275,086
25,410 DocuSign, Inc.
p
2,347,884
55,794 Dolby Laboratories, Inc. 3,024,593
4,313 DSP Group, Inc.
p
57,794
18,752 Elastic NV
i,p
1,046,549
6,673 ePlus, Inc.
p
417,863
8,958 Euronet Worldwide, Inc.
p
767,880
Shares Common Stock (16.3%) Value
Information Technology (4.2%) - continued
8,994 ExlService Holdings, Inc.
p
$ 467,958
1,851 eXp World Holdings, Inc.
p
15,659
8,494 F5 Networks, Inc.
p
905,715
906 Fair Isaac Corporation
p
278,767
9,590 Five9, Inc.
p
733,251
1,104 FLIR Systems, Inc. 35,207
2,526 Gartner, Inc.
p
251,514
11,315 Global Payments, Inc. 1,631,962
14,903 Guidewire Software, Inc.
p
1,181,957
2,106 Inphi Corporation
p
166,732
18,825 Intel Corporation 1,018,809
3,372 InterDigital, Inc. 150,492
4,094 International Business Machines
Corporation 454,147
18,845 Intuit, Inc. 4,334,350
1,759 Jack Henry & Associates, Inc. 273,067
11,296 Juniper Networks, Inc. 216,205
2,788 KLA-Tencor Corporation 400,747
1,870 Kulicke and Soffa Industries, Inc. 39,027
4,639 Lam Research Corporation 1,113,360
32,766 Lattice Semiconductor Corporation
p
583,890
3,897 Littelfuse, Inc. 519,938
4,264 ManTech International Corporation 309,865
44,384 MasterCard, Inc. 10,721,399
11,500 Maxim Integrated Products, Inc. 559,015
13,537 Methode Electronics, Inc. 357,783
208,299 Microsoft Corporation 32,850,835
8,096 MicroStrategy, Inc.
p
956,138
5,552 MKS Instruments, Inc. 452,210
12,642 MoneyGram International, Inc.
p
16,561
21,698 Monolithic Power Systems, Inc. 3,633,547
7,828 MTS Systems Corporation 176,130
28,982 National Instruments Corporation 958,725
349 NetApp, Inc. 14,550
9,391 Nice, Ltd. ADR
p
1,348,172
7,103 Nova Measuring Instruments, Ltd.
p
231,913
3,674 Novanta, Inc.
p
293,479
33,798 Nuance Communications, Inc.
p
567,130
22,100 NVIDIA Corporation 5,825,560
25,967 Oracle Corporation 1,254,985
8,523 Palo Alto Networks, Inc.
p
1,397,431
4,663 Paychex, Inc. 293,396
47,925 PayPal Holdings, Inc.
p
4,588,340
8,860 Plexus Corporation
p
483,402
3,519 Progress Software Corporation 112,608
3,840 Proofpoint, Inc.
p
393,946
7,268 Q2 Holdings, Inc.
i,p
429,248
6,716 QAD, Inc. 268,170
21,001 QUALCOMM, Inc. 1,420,718
1,541 Rogers Corporation
p
145,501
2,697 Rubicon Project, Inc.
p
14,968
51,688 SailPoint Technologies Holdings, Inc.
p
786,691
16,056 Salesforce.com, Inc.
p
2,311,743
1,897 Samsung Electronics Company, Ltd.
GDR 1,876,394
8,278 ScanSource, Inc.
p
177,066
26,092 ServiceNow, Inc.
p
7,477,445
4,541 Silicon Laboratories, Inc.
p
387,847
54,573 Square, Inc.
p
2,858,534
42,340 STMicroelectronics NV ADR 904,806
1,265 Sykes Enterprises, Inc.
p
34,307
16,492 Synopsys, Inc.
p
2,124,005
22,499 TE Connectivity, Ltd. 1,416,987
10,357 Teradyne, Inc. 561,039
70,632 Texas Instruments, Inc. 7,058,256
4,412 Tyler Technologies, Inc.
p
1,308,423

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (16.3%) Value
Information Technology (4.2%) - continued
1,676 Unisys Corporation
p
$ 20,699
6,034 VeriSign, Inc.
p
1,086,663
27,838 Virtusa Corporation
p
790,599
72,781 Visa, Inc. 11,726,475
8,240 VMware, Inc.
p
997,864
5,713 WEX, Inc.
p
597,294
5,773 Xilinx, Inc. 449,948
21,200 Zscaler, Inc.
i,p
1,290,232
Total 201,904,243
Materials (0.5%)
6,375 AdvanSix, Inc.
p
60,817
7,976 AptarGroup, Inc. 793,931
3,323 Avery Dennison Corporation 338,514
281 Balchem Corporation 27,740
8,183 Ball Corporation 529,113
4,742 Cabot Corporation 123,861
6,949 Celanese Corporation 509,987
48,496 CF Industries Holdings, Inc. 1,319,091
20,293 Chemours Company
i
179,999
48,979 Coeur Mining, Inc.
p
157,223
56,164 Eastman Chemical Company 2,616,119
22,493 Ecolab, Inc. 3,505,084
63,396 Element Solutions, Inc.
p
529,991
2,675 Ferro Corporation
p
25,038
19,660 Ferroglobe Representation &
Warranty Insurance Trust
c,p
2
25,802 Hecla Mining Company 46,960
5,191 Ingevity Corporation
p
182,723
12,354 Innospec, Inc. 858,479
145,573 Ivanhoe Mines, Ltd.
p
242,053
14,581 Kaiser Aluminum Corporation 1,010,172
6,291 Kraton Performance Polymers, Inc.
p
50,957
67,079 Louisiana-Pacific Corporation 1,152,417
6,554 Martin Marietta Materials, Inc. 1,240,213
10,816 Materion Corporation 378,668
6,960 Minerals Technologies, Inc. 252,370
20,754 Myers Industries, Inc. 223,105
11,722 Neenah, Inc. 505,570
32,850 Nucor Corporation 1,183,257
27,717 Nutanix, Inc.
p
437,929
3,690 O-I Glass, Inc. 26,236
7,639 Olin Corporation 89,147
2,143 Olympic Steel, Inc. 22,180
19,080 PPG Industries, Inc. 1,595,088
546 Quaker Chemical Corporation 68,949
3,089 Reliance Steel & Aluminum Company 270,566
2,429 RPM International, Inc. 144,525
10,733 Ryerson Holding Corporation
p
57,100
325 Schnitzer Steel Industries, Inc. 4,238
858 Sensient Technologies Corporation 37,332
1,749 Sherwin-Williams Company 803,700
48,593 Steel Dynamics, Inc. 1,095,286
8,008 UFP Technologies, Inc.
p
305,025
8,346 United States Lime & Minerals, Inc. 616,352
18,978 United States Steel Corporation
i
119,751
9,695 Verso Corporation
p
109,360
1,841 W. R. Grace & Company 65,540
1,902 Worthington Industries, Inc. 49,927
Total 23,961,685
Real Estate (0.8%)
45,652 Agree Realty Corporation 2,825,859
4,006 Alexandria Real Estate Equities, Inc. 549,062
50,409 American Campus Communities, Inc. 1,398,850
15,979 American Tower Corporation 3,479,427
Shares Common Stock (16.3%) Value
Real Estate (0.8%) - continued
15,876 Apartment Investment &
Management Company $ 558,041
1,484 Ares Commercial Real Estate
Corporation 10,373
10,866 Armada Hoffler Properties, Inc. 116,266
29,767 Ashford Hospitality Trust, Inc. 22,004
3,852 AvalonBay Communities, Inc. 566,899
2,650 BBX Capital Corporation 6,121
197 Bluerock Residential Growth REIT,
Inc. 1,097
15,237 Camden Property Trust 1,207,380
29,533 CBL & Associates Properties, Inc.
p
5,910
32,867 Cedar Realty Trust, Inc. 30,668
4,980 City Office REIT, Inc. 36,005
6,047 Colony Credit Real Estate, Inc. 23,825
5,587 Columbia Property Trust, Inc. 69,838
4,177 Corepoint Lodging, Inc. 16,374
5,790 CoreSite Realty Corporation 671,061
3,470 CoStar Group, Inc.
p
2,037,619
24,259 Cousins Properties, Inc. 710,061
21,273 DiamondRock Hospitality Company 108,067
3,199 Digital Realty Trust, Inc. 444,373
19,267 Diversified Healthcare Trust 69,939
8,910 Douglas Emmett, Inc. 271,844
14,576 Duke Realty Corporation 471,971
3,549 EastGroup Properties, Inc. 370,800
4,386 EPR Properties 106,229
926 Equity Lifestyle Properties, Inc. 53,226
34,683 Equity Residential 2,140,288
54,668 Essential Properties Realty Trust, Inc. 713,964
3,523 Essex Property Trust, Inc. 775,906
5,526 Farmland Partners, Inc. 33,543
33,111 First Industrial Realty Trust, Inc. 1,100,279
10,887 Four Corners Property Trust, Inc. 203,696
5,066 Franklin Street Properties
Corporation 29,028
9,821 Gaming and Leisure Properties, Inc. 272,140
1,953 Getty Realty Corporation 46,364
7,903 Healthcare Realty Trust, Inc. 220,731
12,124 Healthcare Trust of America, Inc. 294,371
82,540 Host Hotels & Resorts, Inc. 911,242
3,512 Hudson Pacific Properties, Inc. 89,064
8,133 Industrial Logistics Properties Trust 142,653
3,318 Innovative Industrial Properties, Inc. 251,936
2,923 Investors Real Estate Trust 160,765
14,063 iSTAR Financial, Inc. 149,208
4,105 Jones Lang LaSalle, Inc. 414,523
32,743 Kilroy Realty Corporation 2,085,729
13,239 Kite Realty Group Trust 125,373
3,359 Lamar Advertising Company 172,250
8,756 Lexington Realty Trust 86,947
12,180 Macerich Company 68,573
46,686 Medical Properties Trust, Inc. 807,201
1,391 National Health Investors, Inc. 68,882
19,337 National Retail Properties, Inc. 622,458
85,598 National Storage Affiliates Trust 2,533,701
5,841 New Residential Investment
Corporation 29,263
4,218 One Liberty Properties, Inc. 58,757
6,520 Pebblebrook Hotel Trust 71,003
5,581 Physicians Realty Trust 77,799
2,348 Plymouth Industrial REIT, Inc. 26,204
4,223 PotlatchDeltic Corporation 132,560
10,563 Preferred Apartment Communities,
Inc. 75,842
2,123 PS Business Parks, Inc. 287,709

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (16.3%) Value
Real Estate (0.8%) - continued
4,843 QTS Realty Trust, Inc. $ 280,942
21,389 Retail Properties of America, Inc. 110,581
5,402 Rexford Industrial Realty, Inc. 221,536
714 RMR Group, Inc. 19,257
7,891 RPT Realty 47,583
24,074 Sabra Health Care REIT, Inc. 262,888
6,032 SBA Communications Corporation 1,628,459
43,416 Service Properties Trust 234,446
7,831 Spirit Realty Capital, Inc. 204,781
2,372 STAG Industrial, Inc. 53,417
14,136 Store Capital Corporation 256,144
4,271 Summit Hotel Properties, Inc. 18,024
58,483 Sunstone Hotel Investors, Inc. 509,387
5,681 Taubman Centers, Inc. 237,920
6,019 Terreno Realty Corporation 311,483
20,349 UDR, Inc. 743,552
4,503 UMH Properties, Inc. 48,903
28,120 Uniti Group, Inc. 169,564
293 Universal Health Realty Income Trust 29,537
2,160 Urstadt Biddle Properties, Inc. 30,456
9,292 Washington Prime Group, Inc. 7,481
Total 36,945,482
Utilities (0.3%)
1,975 ALLETE, Inc. 119,843
10,045 Alliant Energy Corporation 485,073
1,602 American States Water Company 130,948
6,332 Artesian Resources Corporation 236,690
7,058 Avista Corporation 299,894
5,000 Black Hills Corporation 320,150
2,407 California Water Service Group 121,120
1,216 Chesapeake Utilities Corporation 104,223
8,463 CMS Energy Corporation 497,201
5,951 Consolidated Water Company, Ltd. 97,596
4,294 DTE Energy Company 407,801
8,467 Entergy Corporation 795,644
1,781 Essential Utilities, Inc 72,487
102,456 Exelon Corporation 3,771,405
23,585 FirstEnergy Corporation 945,051
4,233 IDACORP, Inc. 371,615
1,854 MGE Energy, Inc. 121,381
939 Middlesex Water Company 56,453
1,809 National Fuel Gas Company 67,458
8,283 New Jersey Resources Corporation 281,374
955 NextEra Energy, Inc. 229,792
3,093 Northwest Natural Holding Company 190,993
6,573 NorthWestern Corporation 393,263
7,381 OGE Energy Corporation 226,818
3,045 Otter Tail Corporation 135,381
25,504 PNM Resources, Inc. 969,152
8,034 Portland General Electric Company 385,150
6,523 PPL Corporation 160,988
3,462 Public Service Enterprise Group, Inc. 155,478
684 SJW Group 39,515
7,328 South Jersey Industries, Inc. 183,200
3,663 Southwest Gas Holdings, Inc. 254,798
6,838 Spire, Inc. 509,294
6,436 UGI Corporation 171,648
3,236 Unitil Corporation 169,308
Total 13,478,185
Total Common Stock
(cost $746,046,591) 785,047,281
Shares
Collateral Held for Securities Loaned
( 0.8% ) Value
38,075,636 Thrivent Cash Management Trust $ 38,075,636
Total Collateral Held for Securities
Loaned
(cost $38,075,636) 38,075,636
Shares or
Principal
Amount Short-Term Investments ( 13.6% ) Value
Federal Home Loan Bank Discount
Notes
5,200,000 1.550%, 4/7/2020
q,r
5,199,939
1,400,000 1.533%, 4/8/2020
q,r
1,399,981
5,700,000 1.520%, 4/15/2020
q,r
5,699,845
200,000 1.560%, 4/23/2020
q,r
199,991
1,100,000 1.285%, 5/5/2020
q,r
1,099,927
3,100,000 0.900%, 5/7/2020
q,r
3,099,783
700,000 0.720%, 5/8/2020
q,r
699,950
12,500,000 1.160%, 5/12/2020
q,r
12,499,004
9,900,000 0.500%, 5/13/2020
q,r
9,899,192
6,000,000 0.450%, 5/19/2020
q,r
5,999,440
5,800,000 0.150%, 5/20/2020
q,r
5,799,447
300,000 0.000%, 5/28/2020
r
299,967
300,000 1.420%, 6/2/2020
q,r
299,964
3,500,000 0.150%, 6/4/2020
q,r
3,499,564
1,500,000 0.500%, 6/9/2020
q,r
1,499,799
3,900,000 0.530%, 6/12/2020
q,r
3,899,454
4,800,000 0.150%, 6/23/2020
q,r
4,799,225
1,500,000 0.005%, 7/7/2020
q,r
1,499,636
Thrivent Core Short-Term Reserve
Fund
59,057,180 1.570% 589,390,657
U.S. Treasury Bills
820,000 0.100%, 6/11/2020
q
819,814
700,000 0.023%, 9/24/2020
l,m,q
699,571
Total Short-Term Investments (cost
$659,309,104) 658,304,150
Total Investments (cost
$5,316,653,376) 110.2% $5,312,712,433
Other Assets and Liabilities, Net
(10.2%) (493,165,694)
Total Net Assets 100.0% $4,819,546,739
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of March
31, 2020. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by
security and the reference rate and spread are indicated in
their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current
market conditions.  These securities do not indicate a reference rate and spread in their description.
c Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial
Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or delayed
delivery basis.
f In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

g Denotes securities sold under Rule 144A of the Securities Act of
1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other
qualified institutional buyers. As of March 31, 2020, the value of these investments was $236,015,886 or 4.9% of total net
assets.
h Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 31,
2020.
i All or a portion of the security is on loan.
j Denotes interest only security.  Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets.  The principal shown is the
outstanding par amount of the pool as of the end of the period.
The actual effective yield of the security is different than the stated coupon rate.
k Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
l All or a portion of the security was earmarked to cover written options.
m All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and the
fund for open swap contracts.
n Defaulted security.  Interest is not being accrued.
o In bankruptcy.  Interest is not being accrued.
p Non-income producing security.
q The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
r All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative
Allocation Portfolio as of March 31, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 8,239,862
Common Stock 28,697,973
Total lending $36,937,835
Gross amount payable upon return of
collateral for securities loaned $38,075,636
Net amounts due to counterparty $1,137,801
Definitions:
ACES - Alternative Credit Enhancement Securities
ADR - American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S.
depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by
State Street Global Advisors.
Reference Rate Index:
CMT 3M - Constant Maturity Treasury Yield 3 Month
LIBOR 1W - ICE Libor USD Rate 1 Week
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
PRIME - Federal Reserve Prime Loan Rate

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2020, in valuing Moderately Conservative Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 4,989,467 – 3,494,504 1,494,963
Capital Goods 8,753,419 – 5,481,690 3,271,729
Communications Services 19,150,341 – 14,183,536 4,966,805
Consumer Cyclical 16,268,157 – 14,601,513 1,666,644
Consumer Non-Cyclical 17,304,934 – 16,851,566 453,368
Energy 6,112,681 – 5,645,011 467,670
Financials 9,369,990 – 9,369,990 –
Technology 10,043,414 – 6,811,744 3,231,670
Transportation 1,953,756 – 1,143,756 810,000
Utilities 1,947,909 – 1,318,421 629,488
Long-Term Fixed Income
Asset-Backed Securities 77,704,645 – 77,704,645 –
Basic Materials 16,910,585 – 16,910,585 –
Capital Goods 31,869,560 – 31,869,560 –
Collateralized Mortgage Obligations 47,171,873 – 47,171,873 –
Commercial Mortgage-Backed Securities 24,603,937 – 24,603,937 –
Communications Services 67,139,557 – 67,139,557 –
Consumer Cyclical 51,535,432 – 51,535,432 –
Consumer Non-Cyclical 85,339,975 – 85,339,975 –
Energy 46,545,304 – 46,545,304 –
Financials 152,454,545 – 152,454,545 –
Mortgage-Backed Securities 724,330,681 – 724,330,681 –
Technology 49,904,055 – 49,904,055 –
Transportation 11,085,549 – 11,085,549 –
U.S. Government & Agencies 739,700,687 – 739,700,687 –
Utilities 53,627,678 – 53,627,678 –
Registered Investment Companies
Unaffiliated 27,901,491 27,901,491 – –
Affiliated 1,196,937,741 1,196,937,741 – –
Common Stock
Communications Services 56,777,226 56,777,226 – –
Consumer Discretionary 89,186,504 89,186,504 – –
Consumer Staples 26,725,276 26,725,276 – –
Energy 17,548,851 17,548,851 – –
Financials 106,443,065 106,118,995 324,070 –
Health Care 120,845,538 120,845,538 – –
Industrials 91,231,226 91,231,226 – –
Information Technology 201,904,243 200,027,849 1,876,394 –
Materials 23,961,685 23,719,630 242,053 2
Real Estate 36,945,482 36,945,482 – –
Utilities 13,478,185 13,478,185 – –
Short-Term Investments 68,913,493 – 68,913,493 –
Subtotal Investments in Securities $4,354,618,137 $2,007,443,994 $2,330,181,804 $16,992,339
Other Investments  * Total
Affiliated Short-Term Investments 589,390,657
Affiliated Registered Investment Companies 330,628,003
Collateral Held for Securities Loaned 38,075,636
Subtotal Other Investments $958,094,296
Total Investments at Value $5,312,712,433
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 23,249,325 23,249,325 – –
Total Asset Derivatives $23,249,325 $23,249,325 $– $–
Liability Derivatives
Futures Contracts 11,025,432 11,025,432 – –
Credit Default Swaps 741,346 – 741,346 –
Total Liability Derivatives $11,766,778 $11,025,432 $741,346 $–
The following table presents Moderately Conservative Allocation Portfolio's futures contracts held as of March 31, 2020. Investments and/or cash totaling
$63,394,450 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 208 June 2020 $ 45,652,608 $ 187,017
CBOT 5-Yr. U.S. Treasury Note 971 June 2020 118,493,689 3,230,269
CBOT U.S. Long Bond 822 June 2020 134,945,545 12,243,830
CME E-mini S&P 500 Index 389 June 2020 50,980,651 (999,987)
CME Euro Foreign Exchange Currency 400 June 2020 56,584,739 (1,337,239)
Eurex Euro STOXX 50 Index 1,875 June 2020 51,071,079 4,928,701
ICE mini MSCI EAFE Index 331 June 2020 24,545,795 1,260,620
ICE US mini MSCI Emerging Markets Index 2,552 June 2020 108,980,562 (1,426,522)
Ultra 10-Yr. U.S. Treasury Note 89 June 2020 13,101,321 785,461
Total Futures Long Contracts $ 604,355,989 $ 18,872,150
CBOT 10-Yr. U.S. Treasury Note (159) June 2020 ( $ 21,146,488) ( $ 904,825)
CME E-mini Russell 2000 Index (3,337) June 2020 (185,120,201) (6,356,859)
CME E-mini S&P Mid-Cap 400 Index (206) June 2020 (30,232,107) 613,427
Total Futures Short Contracts ( $ 236,498,796) ($6,648,257)
Total Futures Contracts $ 367,857,193 $12,223,893

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents Moderately Conservative Allocation Portfolio's swaps contracts held as of March 31, 2020. Investments totaling $2,609,517 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized Gain/
(Loss)
CDX HY 34, 5 Year, at 5.00%, Quarterly Sell 6/20/2025 ( $ 25,325,000) $ – ( $ 741,346) ( $ 741,346)
Total Credit Default Swaps $– ($741,346) ($741,346)
1 As the buyer of protection, Moderately Conservative Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately Conservative Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderately Conservative Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the
Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Conservative Allocation
Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
3/31/2020
Shares Held at
3/31/2020
% of Net Assets
3/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $154,966 $11,232 $– $148,767 16,829 3.1%
Core Emerging Markets Equity – 11,000 – 9,185 1,175 0.2
Core International Equity 53,554 – – 40,811 5,493 0.9
Core Low Volatility Equity 116,663 43,000 – 131,865 13,347 2.7
Global Stock 42,724 – – 33,099 3,057 0.7
High Yield 139,303 1,845 – 120,067 29,499 2.5
Income 420,340 3,179 – 408,060 39,957 8.5
International Allocation 194,588 – – 145,125 18,959 3.0
Large Cap Value 198,399 – – 143,014 10,340 3.0
Limited Maturity Bond 246,521 1,496 – 239,842 24,998 5.0
Mid Cap Stock 100,286 – – 71,921 5,154 1.5
Small Cap Stock 51,227 – – 35,810 2,627 0.7
Total Affiliated Registered Investment Companies 1,718,571 1,527,566 31.8
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.570% 614,264 237,896 261,591 589,391 59,057 12.2
Total Affiliated Short-Term Investments 614,264 589,391 12.2
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 11,361 65,848 39,133 38,076 38,076 0.8
Total Collateral Held for Securities Loaned 11,361 38,076 0.8
Total Value $2,344,196 $2,155,033

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 3/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $(17,431) – $1,751
Core Emerging Markets Equity – (1,815) – –
Core International Equity – (12,743) – –
Core Low Volatility Equity – (27,798) – –
Global Stock – (9,625) – –
High Yield – (21,081) – 1,843
Income – (15,459) – 3,189
International Allocation – (49,463) – –
Large Cap Value – (55,385) – –
Limited Maturity Bond – (8,175) – 1,498
Mid Cap Stock – (28,365) – –
Small Cap Stock – (15,417) – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.570% (133) (1,045) – 2,854
Total Income/Non Income Cash from Affiliated Investments $11,135
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 33
Total Affiliated Income from Securities Loaned, Net $33
Total Value $(133) $(263,802) $–

Multidimensional Income Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 51.8% ) Value
Basic Materials (2.1%)
BHP Billiton Finance USA, Ltd.
$ 100,000 6.750%,  10/19/2075
a,b
$ 106,026
Cleveland-Cliffs, Inc.
35,000 5.750%,  3/1/2025 27,037
First Quantum Minerals, Ltd.
65,000 7.250%,  4/1/2023
a
55,656
Freeport-McMoRan, Inc.
30,000 4.125%,  3/1/2028 26,262
30,000 4.250%,  3/1/2030 26,064
Krayton Polymers, LLC
40,000 7.000%,  4/15/2025
a
35,400
Novelis Corporation
20,000 4.750%,  1/30/2030
a
17,800
Olin Corporation
75,000 5.125%,  9/15/2027 67,017
Peabody Securities Finance
Corporation
65,000 6.375%,  3/31/2025
a
33,800
Tronox Finance plc
65,000 5.750%,  10/1/2025
a
58,013
Total 453,075
Capital Goods (4.3%)
AECOM
55,000 5.125%,  3/15/2027 49,500
Aerojet Rocketdyne Holdings, Inc.,
Convertible
18,000 2.250%,  12/15/2023 29,713
Amsted Industries, Inc.
50,000 5.625%,  7/1/2027
a
48,646
Ardagh Packaging Finance plc
125,000 6.000%,  2/15/2025
a
125,350
Bombardier, Inc.
50,000 7.500%,  3/15/2025
a
34,625
Building Materials Corporation of
America
50,000 6.000%,  10/15/2025
a
49,140
Covanta Holding Corporation
50,000 6.000%,  1/1/2027 41,646
Crown Cork & Seal Company, Inc.
50,000 7.375%,  12/15/2026 51,250
Dycom Industries, Inc., Convertible
12,000 0.750%,  9/15/2021 10,125
General Electric Company
100,000 5.000%,  1/21/2021
b,c
82,500
H&E Equipment Services, Inc.
85,000 5.625%,  9/1/2025 78,837
KBR, Inc., Convertible
16,000 2.500%,  11/1/2023 16,580
Patrick Industries, Inc., Convertible
10,000 1.000%,  2/1/2023 7,857
Textron Financial Corporation
150,000
3.427%,  (LIBOR 3M +
1.735%), 2/15/2042
a,b
84,750
TransDigm, Inc.
20,000 6.250%,  3/15/2026
a
19,900
55,000 5.500%,  11/15/2027
a
49,363
TTM Technologies, Inc., Convertible
7,000 1.750%,  12/15/2020 7,848
United Rentals North America, Inc.
65,000 5.500%,  5/15/2027 63,365
80,000 4.000%,  7/15/2030 71,600
Total 922,595
Principal
Amount Long-Term Fixed Income (51.8%) Value
Collateralized Mortgage Obligations (0.5%)
GMACM Mortgage Loan Trust
$ 43,674
4.281%,  11/19/2035, Ser.
2005-AR6, Class 1A1
b
$ 36,477
Residential Accredit Loans, Inc. Trust
74,476
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 63,868
Total 100,345
Communications Services (7.6%)
AMC Networks, Inc.
75,000 5.000%,  4/1/2024 72,000
CCO Holdings, LLC
55,000 5.500%,  5/1/2026
a
55,693
120,000 4.500%,  8/15/2030
a
117,600
Clear Channel Worldwide Holdings,
Inc.
35,000 5.125%,  8/15/2027
a
32,774
DISH Network Corporation,
Convertible
86,000 3.375%,  8/15/2026 69,819
Embarq Corporation
30,000 7.995%,  6/1/2036 29,700
Front Range BidCo, Inc.
50,000 4.000%,  3/1/2027
a
47,844
GCI Liberty, Inc., Convertible
50,000 1.750%,  9/30/2046
a
62,938
Gray Television, Inc.
45,000 5.875%,  7/15/2026
a
43,326
iHeartCommunications, Inc.
55,000 4.750%,  1/15/2028
a
49,500
Level 3 Financing, Inc.
125,000 4.625%,  9/15/2027
a
124,237
Neptune Finco Corporation
55,000 10.875%,  10/15/2025
a
59,262
Netflix, Inc.
65,000 4.875%,  4/15/2028 66,300
Nexstar Escrow Corporation
115,000 5.625%,  7/15/2027
a
112,413
SFR Group SA
50,000 7.375%,  5/1/2026
a
50,500
Sirius XM Radio, Inc.
50,000 5.000%,  8/1/2027
a
50,745
Sprint Corporation
70,000 7.250%,  9/15/2021 72,149
75,000 7.625%,  2/15/2025 82,999
Telesat Canada / Telesat, LLC
45,000 4.875%,  6/1/2027
a
42,966
T-Mobile USA, Inc.
65,000 4.500%,  2/1/2026 66,138
VeriSign, Inc.
125,000 4.750%,  7/15/2027 129,550
Viacom, Inc.
100,000 5.875%,  2/28/2057
b
85,125
Virgin Media Secured Finance plc
60,000 5.500%,  8/15/2026
a
60,900
Windstream Services, LLC
40,000 8.625%,  10/31/2025
a,d
24,000
Ziggo BV
40,000 5.500%,  1/15/2027
a
40,000
Total 1,648,478
Consumer Cyclical (5.0%)
1011778 B.C., ULC
65,000 4.375%,  1/15/2028
a
60,054

Multidimensional Income Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (51.8%) Value
Consumer Cyclical (5.0%) - continued
Allison Transmission, Inc.
$ 65,000 4.750%,  10/1/2027
a
$ 59,800
Brookfield Property REIT, Inc.
30,000 5.750%,  5/15/2026
a
24,341
Brookfield Residential Properties,
Inc.
50,000 6.250%,  9/15/2027
a
43,370
Cedar Fair, LP
25,000 5.250%,  7/15/2029
a
21,125
Ford Motor Credit Company, LLC
70,000 4.063%,  11/1/2024 63,525
80,000 4.134%,  8/4/2025 70,960
Hanesbrands, Inc.
125,000 4.875%,  5/15/2026
a
122,812
Herc Holdings, Inc.
30,000 5.500%,  7/15/2027
a
27,900
Hilton Worldwide Finance, LLC
50,000 4.875%,  4/1/2027 47,500
Landry's, Inc.
40,000 6.750%,  10/15/2024
a
25,196
Lennar Corporation
65,000 4.750%,  5/30/2025 62,563
Live Nation Entertainment, Inc.,
Convertible
11,000 2.500%,  3/15/2023 10,456
Mattamy Group Corporation
50,000 5.250%,  12/15/2027
a
46,500
MGM Resorts International
55,000 5.500%,  4/15/2027 50,050
Prime Security Services Borrower,
LLC
65,000 5.750%,  4/15/2026
a
63,700
Ryman Hospitality Properties, Inc.
20,000 4.750%,  10/15/2027
a
15,000
Scientific Games International, Inc.
65,000 5.000%,  10/15/2025
a
56,550
ServiceMaster Company, LLC
65,000 5.125%,  11/15/2024
a
64,188
Six Flags Entertainment Corporation
20,000 5.500%,  4/15/2027
a
16,850
Staples, Inc.
50,000 7.500%,  4/15/2026
a
43,750
Viking Cruises, Ltd.
30,000 5.875%,  9/15/2027
a
17,553
Yum! Brands, Inc.
60,000 4.750%,  1/15/2030
a
55,884
Total 1,069,627
Consumer Non-Cyclical (5.4%)
Albertson's Companies, Inc.
85,000 6.625%,  6/15/2024 86,275
B&G Foods, Inc.
40,000 5.250%,  9/15/2027 39,000
Bausch Health Companies, Inc.
30,000 7.000%,  1/15/2028
a
31,110
10,000 5.000%,  1/30/2028
a
9,467
10,000 5.250%,  1/30/2030
a
9,350
Cardtronics, Inc., Convertible
9,000 1.000%,  12/1/2020 8,565
Centene Corporation
50,000 5.375%,  6/1/2026
a
51,505
10,000 4.250%,  12/15/2027
a
10,019
20,000 4.625%,  12/15/2029
a
20,100
Encompass Health Corporation
30,000 4.500%,  2/1/2028 29,423
Principal
Amount Long-Term Fixed Income (51.8%) Value
Consumer Non-Cyclical (5.4%) - continued
Energizer Holdings, Inc.
$ 125,000 6.375%,  7/15/2026
a
$ 126,250
HCA, Inc.
100,000 5.375%,  2/1/2025 101,749
JBS USA, LLC
125,000 6.500%,  4/15/2029
a
134,088
Kraft Foods Group, Inc.
30,000 5.000%,  6/4/2042 28,436
Kraft Heinz Foods Company
60,000 3.750%,  4/1/2030
a
57,225
Par Pharmaceutical, Inc.
40,000 7.500%,  4/1/2027
a
39,800
Post Holdings, Inc.
40,000 5.750%,  3/1/2027
a
40,988
Scotts Miracle-Gro Company
40,000 4.500%,  10/15/2029 38,100
Simmons Foods, Inc.
30,000 5.750%,  11/1/2024
a
27,234
Spectrum Brands, Inc.
50,000 5.750%,  7/15/2025 46,750
10,000 5.000%,  10/1/2029
a
8,500
Tenet Healthcare Corporation
15,000 4.625%,  7/15/2024 14,288
50,000 5.125%,  11/1/2027
a
47,750
Teva Pharmaceutical Finance
Netherlands III BV
40,000 2.800%,  7/21/2023 36,500
VRX Escrow Corporation
125,000 6.125%,  4/15/2025
a
123,125
Total 1,165,597
Energy (3.7%)
Archrock Partners, LP
35,000 6.250%,  4/1/2028
a
24,150
Buckeye Partners, LP
30,000 3.950%,  12/1/2026 24,591
10,000 4.125%,  12/1/2027 8,197
Cheniere Corpus Christi Holdings,
LLC
125,000 7.000%,  6/30/2024 109,711
Enagas SA
65,000 5.500%,  1/15/2028
a
33,800
Enbridge, Inc.
87,000 6.250%,  3/1/2078
b
65,250
Energy Transfer Operating, LP
25,000 6.625%,  2/15/2028
b,c
12,375
Enterprise Products Operating, LLC
75,000 4.875%,  8/16/2077
b
51,510
Murphy Oil Corporation
50,000 5.875%,  12/1/2027 26,140
Nabors Industries, Ltd.
45,000 7.250%,  1/15/2026
a
15,300
Parsley Energy, LLC
65,000 5.625%,  10/15/2027
a
45,825
Plains All American Pipeline, LP
60,000 6.125%,  11/15/2022
b,c
30,000
Sunoco, LP
125,000 5.500%,  2/15/2026 108,160
Targa Resources Partners, LP
50,000 5.375%,  2/1/2027 41,150
TransCanada Trust
100,000 5.300%,  3/15/2077
b
74,550
Transocean Guardian, Ltd.
41,751 5.875%,  1/15/2024
a
33,400

Multidimensional Income Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (51.8%) Value
Energy (3.7%) - continued
Viper Energy Partners, LP
$ 60,000 5.375%,  11/1/2027
a
$ 50,400
WPX Energy, Inc.
65,000 5.250%,  10/15/2027 35,750
Total 790,259
Financials (13.7%)
Ally Financial, Inc.
45,000 5.750%,  11/20/2025 44,019
Ares Capital Corporation, Convertible
4,000 4.625%,  3/1/2024 3,462
Australia and New Zealand Banking
Group, Ltd.
100,000 6.750%,  6/15/2026
a,b,c
98,250
BAC Capital Trust XIV
34,000
4.000%,  (LIBOR 3M +
0.400%), 4/17/2020
b,c
27,625
Bank of America Corporation
202,000 6.250%,  9/5/2024
b,c
205,030
Barclays plc
25,000 7.750%,  9/15/2023
b,c
21,925
Blackstone Mortgage Trust, Inc.,
Convertible
5,000 4.375%,  5/5/2022 3,950
BNP Paribas SA
100,000 7.625%,  3/30/2021
a,b,c
97,625
Cascades USA, Inc.
40,000 5.125%,  1/15/2026
a
38,700
CIT Group, Inc.
65,000 4.750%,  2/16/2024 63,537
Citigroup, Inc.
68,000 5.000%,  9/12/2024
b,c
62,163
144,000 4.700%,  1/30/2025
b,c
124,560
34,000 5.950%,  5/15/2025
b,c
32,937
Credit Agricole SA
100,000 8.125%,  12/23/2025
a,b,c
103,000
Credit Suisse Group AG
51,000 7.500%,  12/11/2023
a,b,c
49,088
Euronet Worldwide, Inc., Convertible
8,000 0.750%,  3/15/2049 7,265
FTI Consulting, Inc., Convertible
38,000 2.000%,  8/15/2023 49,563
Goldman Sachs Group, Inc.
50,000 5.500%,  8/10/2024
b,c
48,056
64,000 4.950%,  2/10/2025
b,c
56,960
Hannon Armstrong Sustainable
Infrastructure Capital, Convertible
15,000 4.125%,  9/1/2022 14,232
Hartford Financial Services Group,
Inc.
100,000
3.817%,  (LIBOR 3M + 2.125%),
2/12/2047
a,b
64,651
HSBC Holdings plc
111,000 6.375%,  9/17/2024
b,c
102,953
55,000 6.375%,  3/30/2025
b,c
51,425
36,000 6.500%,  3/23/2028
b,c
33,660
Icahn Enterprises, LP
70,000 6.375%,  12/15/2025 66,150
ING Groep NV
50,000 6.000%,  4/16/2020
b,c
47,400
Iron Mountain, Inc.
65,000 4.875%,  9/15/2027
a
63,050
iStar, Inc., Convertible
5,000 3.125%,  9/15/2022 4,894
Principal
Amount Long-Term Fixed Income (51.8%) Value
Financials (13.7%) - continued
J.P. Morgan Chase & Company
$ 100,000 5.150%,  5/1/2023
b,c
$ 95,000
68,000 5.000%,  8/1/2024
b,c
63,750
144,000 4.600%,  2/1/2025
b,c
126,029
J.P. Morgan Chase Capital XXIII
100,000
2.692%,  (LIBOR 3M +
1.000%), 5/15/2047
b
68,000
Lincoln National Corporation
100,000
4.049%,  (LIBOR 3M +
2.358%), 5/17/2066
b
62,000
Lloyds Banking Group plc
100,000 6.657%,  5/21/2037
a,b,c
107,750
Macquarie Bank, Ltd.
100,000 6.125%,  3/28/2027
a,b,c
90,000
MGIC Investment Corporation,
Convertible
37,000 9.000%,  4/1/2063
a
47,946
MGM Growth Properties Operating
Partnership, LP
35,000 4.500%,  9/1/2026 29,050
MPT Operating Partnership, LP
50,000 4.625%,  8/1/2029 46,000
Nippon Life Insurance Company
72,000 3.400%,  1/23/2050
a,b
69,120
Outfront Media Cap, LLC
60,000 4.625%,  3/15/2030
a
53,400
Quicken Loans, Inc.
50,000 5.750%,  5/1/2025
a
49,750
Royal Bank of Scotland Group plc
100,000 8.625%,  8/15/2021
b,c
97,500
Societe Generale SA
100,000 8.000%,  9/29/2025
a,b,c
91,500
Springleaf Finance Corporation
35,000 7.125%,  3/15/2026 34,256
Standard Chartered plc
100,000 7.500%,  4/2/2022
a,b,c
97,561
Truist Financial Corporation
37,000 4.800%,  9/1/2024
b,c
31,820
USB Realty Corporation
68,000
2.978%,  (LIBOR 3M + 1.147%),
1/15/2022
a,b,c
51,000
VICI Properties, LP / VICI Note
Company, Inc.
10,000 4.250%,  12/1/2026
a
9,175
10,000 3.750%,  2/15/2027
a
9,425
10,000 4.625%,  12/1/2029
a
9,100
10,000 4.125%,  8/15/2030
a
9,475
Wachovia Capital Trust II
30,000
2.331%,  (LIBOR 3M +
0.500%), 1/15/2027
b
24,600
Total 2,959,337
Technology (2.0%)
Akamai Technologies, Inc.,
Convertible
10,000 0.125%,  5/1/2025 11,160
20,000 0.375%,  9/1/2027
a
19,919
Booking Holdings, Inc., Convertible
5,000 0.350%,  6/15/2020 5,534
CommScope Technologies Finance,
LLC
60,000 6.000%,  6/15/2025
a
54,912
Diamond Sports Group, LLC
65,000 6.625%,  8/15/2027
a
43,469

Multidimensional Income Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (51.8%) Value
Technology (2.0%) - continued
Harland Clarke Holdings Corporation
$ 55,000 8.375%,  8/15/2022
a
$ 42,419
j2 Global, Inc., Convertible
4,000 1.750%,  11/1/2026
a
3,650
12,000 3.250%,  6/15/2029 14,632
Lumentum Holdings, Inc.,
Convertible
4,000 0.250%,  3/15/2024 5,402
Microchip Technology, Inc.,
Convertible
13,000 1.625%,  2/15/2027 13,342
NCR Corporation
60,000 6.125%,  9/1/2029
a
56,034
Nuance Communications, Inc.,
Convertible
65,000 1.250%,  4/1/2025 69,991
ON Semiconductor Corporation,
Convertible
19,000 1.625%,  10/15/2023 18,871
Open Text Corporation
30,000 4.125%,  2/15/2030
a
28,208
PTC, Inc.
10,000 3.625%,  2/15/2025
a
9,350
Teradyne, Inc., Convertible
5,000 1.250%,  12/15/2023 8,950
Verint Systems, Inc., Convertible
11,000 1.500%,  6/1/2021 10,606
Vishay Intertechnology, Inc.,
Convertible
7,000 2.250%,  6/15/2025 6,217
Total 422,666
Transportation (0.7%)
Hertz Corporation
50,000 5.500%,  10/15/2024
a
28,115
Meritor, Inc., Convertible
16,000 3.250%,  10/15/2037 13,580
NCL Corporation, Ltd.
40,000 3.625%,  12/15/2024
a
25,512
United Continental Holdings, Inc.
40,000 4.875%,  1/15/2025 34,400
XPO Logistics, Inc.
50,000 6.750%,  8/15/2024
a
48,890
Total 150,497
U.S. Government & Agencies (4.7%)
U.S. Treasury Bonds
890,000 2.375%,  5/15/2029 1,024,195
Total 1,024,195
Utilities (2.1%)
Calpine Corporation
50,000 4.500%,  2/15/2028
a
48,462
Dominion Energy, Inc.
56,000 4.650%,  12/15/2024
b,c
50,322
Duke Energy Corporation
51,000 4.875%,  9/16/2024
b,c
42,840
NextEra Energy Operating Partners,
LP
65,000 3.875%,  10/15/2026
a
61,750
NiSource, Inc.
77,000 5.650%,  6/15/2023
b,c
68,530
TerraForm Power Operating, LLC
65,000 5.000%,  1/31/2028
a
68,107
Principal
Amount Long-Term Fixed Income (51.8%) Value
Utilities (2.1%) - continued
TransCanada Trust
$ 85,000 5.875%,  8/15/2076
b
$ 66,513
Vistra Operations Company, LLC
50,000 5.000%,  7/31/2027
a
50,750
Total 457,274
Total Long-Term Fixed Income
(cost $12,348,770) 11,163,945
Shares
Registered Investment Companies
( 39.2% ) Value
Unaffiliated  (29.3%)
15,000 Aberdeen Asia-Pacific Income Fund,
Inc. 50,700
8,356 AllianceBernstein Global High
Income Fund, Inc. 77,377
9,650 AllianzGI NFJ Dividend Interest &
Premium Strategy Fund 92,737
8,174 BlackRock Core Bond Trust 108,142
13,047 BlackRock Corporate High Yield
Fund, Inc. 114,814
7,607 BlackRock Credit Allocation Income
Trust 88,698
13,963 BlackRock Enhanced Equity Dividend
Trust 91,178
3,542 BlackRock Enhanced Global
Dividend Trust 29,363
6,640 BlackRock Floating Rate Income
Strategies Fund, Inc. 66,466
7,362 BlackRock Multi-Sector Income Trust 88,859
16,383 BlackRock Resources &
Commodities Strategy Trust 82,570
33,350 BNY Mellon High Yield Strategies
Fund 75,704
4,218 Brookfield Real Assets Income Fund,
Inc. 61,920
5,495 Clough Global Opportunities Fund 39,399
5,520 Cohen & Steers Quality Income
Realty Fund, Inc. 49,901
9,110 Eaton Vance Limited Duration
Income Fund 96,293
8,100 Eaton Vance Senior Floating-Rate
Trust 80,028
8,788 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 56,068
3,370 GSO Senior Floating Rate Term Fund 39,564
7,451 Invesco Dynamic Credit
Opportunities Fund 59,459
20,004 Invesco Senior Income Trust 64,413
4,700 Invesco Senior Loan ETF 96,162
5,500 Invesco Variable Rate Preferred ETF 118,030
1,200 iShares International Select 27,120
840 iShares Residential Real Estate ETF 46,368
65,712 iShares S&P U.S. Preferred Stock
Index Fund 2,092,270
7,371 Ivy High Income Opportunities Fund 76,658
6,325 Neuberger Berman MLP Income
Fund, Inc. 11,954
9,469 New America High Income Fund, Inc. 65,715
14,762 Nuveen Credit Strategies Income
Fund 83,701
11,600 Nuveen Floating Rate Income Fund 87,580
7,199 Nuveen Global High Income Fund 80,485
2,423 Nuveen Mortgage and Income Fund 39,858
14,908 Nuveen Senior Income Fund 65,893

Multidimensional Income Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment Companies
(39.2%) Value
Unaffiliated  (29.3%)- continued
2,529 Nuveen Short Duration Credit
Opportunities Fund $ 27,515
7,646 PGIM Global High Yield Fund, Inc. 84,565
7,052 PGIM High Yield Bond Fund, Inc. 81,662
4,850 Pimco Dynamic Credit And Mortgage
Income Fund 81,577
4,159 Pioneer High Income Trust 26,701
4,650 Royce Micro-Cap Trust, Inc. 25,854
5,557 Royce Value Trust, Inc. 53,736
1,700 SPDR BBG Barclay's Convertible
Securities ETF 81,362
9,205 SPDR Bloomberg Barclays High Yield
Bond ETF 872,082
8,030 Templeton Global Income Fund 42,960
7,848 Tortoise Midstream Energy Fund, Inc. 6,703
4,608 Voya Asia Pacific High Dividend
Equity Income Fund 29,998
18,497 Voya Global Equity Dividend &
Premium Opportunity Fund 84,346
8,850 Voya Infrastructure Industrials and
Materials Fund 71,951
23,000 Wells Fargo Global Dividend
Opportunity Fund 85,100
13,195 Wells Fargo Income Opportunities
Fund 84,184
16,060 Western Asset High Income Fund
II, Inc. 80,461
22,034 Western Asset High Income
Opportunity Fund, Inc. 92,763
Total 6,318,967
Affiliated  (9.9%)
242,340 Thrivent Core Emerging Markets
Debt Fund 2,142,289
Total 2,142,289
Total Registered Investment
Companies (cost $10,409,426) 8,461,256
Shares Preferred Stock ( 3.3% ) Value
Communications Services (0.4%)
2,400 AT&T, Inc., 4.750%
c
50,880
32 Crown Castle International
Corporation, Convertible, 6.875% 41,371
Total 92,251
Consumer Staples (0.2%)
2,000 CHS, Inc., 6.750%
b,c
44,540
Total 44,540
Energy (0.3%)
10,535 Crestwood Equity Partners, LP,
9.250%
c
40,033
525 Energy Transfer Operating, LP,
7.600%
b,c
6,526
1,415 Nustar Logistics, LP, 8.565%
b
18,734
Total 65,293
Financials (2.1%)
1,050 Aegon Funding Corporation II,
5.100% 21,861
1,500 Allstate Corporation, 5.100%
c
34,650
12 Bank of America Corporation,
Convertible, 7.250%
c
15,192
Shares Preferred Stock (3.3%) Value
Financials (2.1%) - continued
2,050 Capital One Financial Corporation,
5.000%
c
$ 41,102
2,000 Citigroup Capital XIII, 8.140%
b
51,200
2,400 Equitable Holdings, Inc., 5.250%
c
40,608
65 First Horizon Bank, 3.750%
a,b,c
42,250
1,300 GMAC Capital Trust I, 7.477%
b
26,663
1,450 J.P. Morgan Chase & Company,
4.750%
c
33,771
2,000 Morgan Stanley, 5.850%
b,c
49,240
1,200 Regions Financial Corporation,
5.700%
b,c
28,200
250 Synovus Financial Corporation,
5.875%
b,c
5,138
52 Wells Fargo & Company, Convertible,
7.500%
c
66,249
Total 456,124
Health Care (0.1%)
18 Danaher Corporation, Convertible,
4.750% 18,766
Total 18,766
Industrials (0.1%)
123 Stanley Black & Decker, Inc.,
Convertible, 5.250% 8,605
Total 8,605
Utilities (0.1%)
377 Southern Company, Convertible,
6.750% 16,739
Total 16,739
Total Preferred Stock
(cost $878,074) 702,318
Shares Common Stock ( 3.2% ) Value
Communications Services (0.1%)
20 Charter Communications, Inc.
e
8,726
327 Twitter, Inc.
e
8,031
Total 16,757
Consumer Staples (0.1%)
359 Bunge, Ltd. 14,730
Total 14,730
Energy (0.8%)
2,070 Enbridge, Inc. 60,216
3,300 Enterprise Products Partners, LP 47,190
4,100 Kinder Morgan, Inc. 57,072
Total 164,478
Financials (0.6%)
5,636 AG Mortgage Investment Trust, Inc. 15,443
12,858 Annaly Capital Management, Inc. 65,190
5,511 Granite Point Mortgage Trust, Inc. 27,941
110 New York Community Bancorp, Inc. 1,033
7,047 Two Harbors Investment Corporation 26,849
Total 136,456
Health Care (0.3%)
35 Anthem, Inc. 7,946
350 Danaher Corporation 48,444
20 Illumina, Inc.
e
5,462
Total 61,852

Multidimensional Income Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (3.2%) Value
Industrials (<0.1%)
55 Patrick Industries, Inc. $ 1,549
Total 1,549
Information Technology (0.8%)
1,458 Advanced Micro Devices, Inc.
e
66,310
34 Akamai Technologies, Inc.
e
3,110
61 Broadcom, Ltd. 14,463
40 Lam Research Corporation 9,600
145 Lumentum Holdings, Inc.
e
10,686
156 Microchip Technology, Inc. 10,577
796 Micron Technology, Inc.
e
33,480
212 Motorola Solutions, Inc. 28,179
265 Nuance Communications, Inc.
e
4,447
Total 180,852
Materials (<0.1%)
120 Allegheny Technologies, Inc.
e
1,020
Total 1,020
Real Estate (0.5%)
7,034 AGNC Investment Corporation 74,420
425 iSTAR Financial, Inc. 4,509
912 MGIC Investment Corporation 5,791
5,694 New Residential Investment
Corporation 28,527
Total 113,247
Total Common Stock
(cost $1,157,379) 690,941
Shares Short-Term Investments ( 2.0% ) Value
Thrivent Core Short-Term Reserve
Fund
43,278 1.570% 431,918
Total Short-Term Investments (cost
$431,380) 431,918
Total Investments (cost
$25,225,029) 99.5% $21,450,378
Other Assets and Liabilities, Net
0.5% 101,010
Total Net Assets 100.0% $21,551,388
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2020, the value of these investments was $5,238,489 or 24.3% of total
net assets.
b Denotes variable rate securities. The rate shown is as of March
31, 2020. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by
security and the reference rate and spread are indicated in
their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current
market conditions.  These securities do not indicate a reference rate and spread in their description.
c Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
d In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.
e Non-income producing security.
Definitions:
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by
State Street Global Advisors.
Reference Rate Index:
LIBOR 3M - ICE Libor USD Rate 3 Month

Multidimensional Income Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2020, in valuing Multidimensional Income Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Basic Materials 453,075 – 453,075 –
Capital Goods 922,595 – 922,595 –
Collateralized Mortgage Obligations 100,345 – 100,345 –
Communications Services 1,648,478 – 1,648,478 –
Consumer Cyclical 1,069,627 – 1,069,627 –
Consumer Non-Cyclical 1,165,597 – 1,165,597 –
Energy 790,259 – 790,259 –
Financials 2,959,337 – 2,959,337 –
Technology 422,666 – 422,666 –
Transportation 150,497 – 150,497 –
U.S. Government & Agencies 1,024,195 – 1,024,195 –
Utilities 457,274 – 457,274 –
Registered Investment Companies
Unaffiliated 6,318,967 6,318,967 – –
Preferred Stock
Communications Services 92,251 50,880 41,371 –
Consumer Staples 44,540 44,540 – –
Energy 65,293 65,293 – –
Financials 456,124 413,874 42,250 –
Health Care 18,766 – 18,766 –
Industrials 8,605 8,605 – –
Utilities 16,739 16,739 – –
Common Stock
Communications Services 16,757 16,757 – –
Consumer Staples 14,730 14,730 – –
Energy 164,478 164,478 – –
Financials 136,456 136,456 – –
Health Care 61,852 61,852 – –
Industrials 1,549 1,549 – –
Information Technology 180,852 180,852 – –
Materials 1,020 1,020 – –
Real Estate 113,247 113,247 – –
Subtotal Investments in Securities $18,876,171 $7,609,839 $11,266,332 $–
Other Investments  * Total
Affiliated Registered Investment Companies 2,142,289
Affiliated Short-Term Investments 431,918
Subtotal Other Investments $2,574,207
Total Investments at Value $21,450,378
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Multidimensional Income Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the
Portfolio.  The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Multidimensional Income Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
3/31/2020
Shares Held at
3/31/2020
% of Net Assets
3/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $2,616 $144 $300 $2,142 242 9.9%
Total Affiliated Registered Investment Companies 2,616 2,142 9.9
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.570% 1,088 5,870 6,526 432 43 2.0
Total Affiliated Short-Term Investments 1,088 432 2.0
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 160 3,209 3,369 – – –
Total Collateral Held for Securities Loaned 160 – –
Total Value $3,864 $2,574
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 3/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $(52) $(266) – $28
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.570% (1) 1 – 4
Total Income/Non Income Cash from Affiliated Investments $32
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 1
Total Affiliated Income from Securities Loaned, Net $1
Total Value $(53) $(265) $–

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 25.2% )
a
Value
Basic Materials (1.4%)
Arch Coal, Inc., Term Loan
$ 548,687
3.750%,  (LIBOR 1M +
2.750%), 3/7/2024
b
$ 414,259
Ball Metalpack Finco , LLC, Term
Loan
83,512
6.113%,  (LIBOR 3M +
4.500%), 7/31/2025
b
62,634
Big River Steel, LLC, Term Loan
331,500
6.450%,  (LIBOR 3M +
5.000%), 8/23/2023
b,c
314,925
Chemours Company, Term Loan
548,800
2.740%,  (LIBOR 1M + 1.750%),
4/3/2025
b,c
499,408
Innophos Holdings, Inc., Term Loan
155,000
4.755%,  (LIBOR 1M +
3.750%), 2/7/2027
b
131,363
Momentive Performance Materials
USA, LLC, Term Loan
290,802
4.240%,  (LIBOR 1M +
3.250%), 5/15/2024
b
233,703
Nouryon USA, LLC, Term Loan
523,643
3.863%,  (LIBOR 1M +
3.000%), 10/1/2025
b
466,042
Peabody Energy Corporation, Term
Loan
387,100
3.739%,  (LIBOR 1M +
2.750%), 3/31/2025
b
193,550
Pixelle Specialty Solutions, LLC, Term
Loan
612,360
7.500%,  (LIBOR 1M + 6.500%),
10/31/2024
b
530,916
Univar Solutions USA, Inc., Term
Loan
124,688
3.450%,  (LIBOR 3M +
2.000%), 11/22/2026
b
108,166
Total 2,954,966
Capital Goods (2.6%)
Advanced Disposal Services, Inc.,
Term Loan
572,090
2.894%,  (LIBOR 1W +
2.250%), 11/10/2023
b
563,983
BWAY Holding Company, Term Loan
436,798
5.084%,  (LIBOR 3M +
3.250%), 4/3/2024
b
354,081
Flex Acquisition Company, Inc. Term
Loan
613,770
5.159%,  (LIBOR 3M +
3.250%), 6/29/2025
b,c
555,462
GFL Environmental, Inc., Term Loan
955,710
3.990%,  (LIBOR 1M +
3.000%), 5/31/2025
b,d,e
922,261
Natgasoline , LLC, Term Loan
370,312
5.438%,  (LIBOR 3M +
3.500%), 11/14/2025
b,c
318,469
Navistar, Inc., Term Loan
627,200
4.280%,  (LIBOR 1M +
3.500%), 11/6/2024
b
539,392
Reynolds Group Holdings, Inc., Term
Loan
369,043
0.000%,  (LIBOR 1M +
2.750%), 2/5/2023
b,c,d,e
347,823
TransDigm , Inc., Term Loan
1,097,250
3.239%,  (LIBOR 1M +
2.250%), 12/9/2025
b
995,754
Principal
Amount Bank Loans (25.2%)
a
Value
Capital Goods (2.6%) - continued
Vertiv Group Corporation, Term Loan
$ 1,040,000
4.581%,  (LIBOR 1M +
3.000%), 3/2/2027
b,c
$ 894,400
Total 5,491,625
Communications Services (6.6%)
Altice France SA, Term Loan
257,713
3.739%,  (LIBOR 1M +
2.750%), 7/31/2025
b
236,451
CenturyLink, Inc., Term Loan
1,581,038
3.239%,  (LIBOR 1M +
2.250%), 3/15/2027
b
1,467,408
Charter Communications Operating,
LLC, Term Loan
1,385,000
0.000%,  (LIBOR 1M +
1.750%), 4/30/2025
b,d,e
1,325,556
CommScope , Inc., Term Loan
786,050
4.239%,  (LIBOR 1M +
3.250%), 4/4/2026
b,c
738,887
Coral-US Co-Borrower, LLC, Term
Loan
1,280,000
3.239%,  (LIBOR 1M +
2.250%), 1/31/2028
b
1,192,000
CSC Holdings, LLC, Term Loan
471,662
2.862%,  (LIBOR 1M +
2.250%), 7/17/2025
b
448,867
1,155,000
3.112%,  (LIBOR 1M +
2.500%), 4/15/2027
b
1,101,096
Diamond Sports Group, LLC, Term
Loan
771,125
4.180%,  (LIBOR 1M +
3.250%), 8/24/2026
b,c
593,766
Entercom Media Corporation, Term
Loan
373,970
3.489%,  (LIBOR 1M +
2.500%), 11/17/2024
b,c
336,573
Frontier Communications
Corporation, Term Loan
765,321
5.350%,  (LIBOR 3M +
3.750%), 6/15/2024
b
724,062
HCP Acquisition, LLC, Term Loan
615,485
4.000%,  (LIBOR 1M +
3.000%), 5/16/2024
b
531,367
Intelsat Jackson Holdings SA, Term
Loan
500,000
5.682%,  (LIBOR 3M +
3.750%), 11/27/2023
b
455,625
Mediacom Illinois, LLC, Term Loan
195,847
2.370%,  (LIBOR 1W +
1.750%), 2/15/2024
b,c
188,013
NEP Group, Inc., Term Loan
612,250
4.700%,  (LIBOR 3M +
3.250%), 10/20/2025
b
374,238
SBA Senior Finance II, LLC, Term
Loan
552,543
2.740%,  (LIBOR 1M + 1.750%),
4/11/2025
b,d,e
521,049
Sprint Communications, Inc., Term
Loan
692,927
3.500%,  (LIBOR 1M +
2.500%), 2/3/2024
b,c
687,730
Terrier Media Buyer, Inc., Term Loan
374,063
5.700%,  (LIBOR 3M +
4.250%), 12/17/2026
b,c
330,110

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (25.2%)
a
Value
Communications Services (6.6%) - continued
TNS, Inc., Term Loan
$ 464,656
5.780%,  (LIBOR 3M +
4.000%), 8/14/2022
b
$ 384,118
Virgin Media Bristol, LLC, Term Loan
1,010,000
3.205%,  (LIBOR 1M +
2.500%), 1/31/2028
b
929,200
WideOpenWest Finance, LLC, Term
Loan
463,125
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
424,917
Windstream Services, LLC, Term
Loan
325,000
3.490%,  (LIBOR 1M +
2.500%), 2/26/2021
b
315,250
183,591
8.250%,  (PRIME + 5.000%),
3/30/2021
b,f
112,909
Ziggo Financing Partnership, Term
Loan
680,000
3.205%,  (LIBOR 3M +
2.500%), 4/30/2028
b,c,d,e
639,200
Total 14,058,392
Consumer Cyclical (3.6%)
1011778 B.C., LLC, Term Loan
1,092,263
2.739%,  (LIBOR 1M +
1.750%), 11/19/2026
b
1,004,882
Cengage Learning, Inc., Term Loan
453,938
5.250%,  (LIBOR 1M +
4.250%), 6/7/2023
b
365,797
Eldorado Resorts, Inc., Term Loan
84,267
3.250%,  (LIBOR 3M +
2.250%), 4/17/2024
b
73,734
Four Seasons Hotels, Ltd., Term Loan
483,750
2.989%,  (LIBOR 1M +
2.000%), 11/30/2023
b
435,375
Golden Entertainment, Inc., Term
Loan
825,075
3.960%,  (LIBOR 1M +
3.000%), 10/20/2024
b,c
618,806
Golden Nugget, LLC, Term Loan
1,037,099
3.580%,  (LIBOR 3M +
2.500%), 10/4/2023
b
803,751
LCPR Loan Financing, LLC, Term
Loan
965,000
5.705%,  (LIBOR 1M +
5.000%), 10/25/2026
b
884,181
Mohegan Gaming and
Entertainment, Term Loan
523,238
5.375%,  (LIBOR 1M + 4.375%),
10/13/2023
b
368,883
Scientific Games International, Inc.,
Term Loan
1,564,248
4.250%,  (LIBOR 1M +
2.750%), 8/14/2024
b
1,256,607
Staples, Inc., Term Loan
213,387
6.015%,  (LIBOR 1M +
4.500%), 9/12/2024
b,c
145,103
690,062
6.515%,  (LIBOR 1M +
5.000%), 4/12/2026
b
541,699
Stars Group Holdings BV, Term Loan
766,505
4.950%,  (LIBOR 3M +
3.500%), 7/10/2025
b
728,816
Tenneco, Inc., Term Loan
291,312
3.989%,  (LIBOR 1M +
3.000%), 10/1/2025
b
199,549
Principal
Amount Bank Loans (25.2%)
a
Value
Consumer Cyclical (3.6%) - continued
Wyndham Hotels & Resorts, Inc.,
Term Loan
$ 334,900
2.739%,  (LIBOR 1M +
1.750%), 5/30/2025
b
$ 292,619
Total 7,719,802
Consumer Non-Cyclical (4.4%)
Air Medical Group Holdings, Inc.,
Term Loan
1,363,612
4.932%,  (LIBOR 2M +
3.250%), 4/28/2022
b
1,257,933
166,175
5.863%,  (LIBOR 3M +
4.250%), 3/14/2025
b
147,896
Aramark Services, Inc., Term Loan
255,000
0.000%,  (LIBOR 1M +
1.750%), 3/11/2025
b,d,e
237,150
Bausch Health Companies, Inc.,
Term Loan
1,542,500
3.612%,  (LIBOR 1M +
3.000%), 6/1/2025
b
1,459,591
Chobani , LLC, Term Loan
460,247
4.500%,  (LIBOR 1M +
3.500%), 10/10/2023
b
408,469
Diamond BC BV, Term Loan
478,975
4.777%,  (LIBOR 3M +
3.000%), 9/6/2024
b
354,441
Elanco Animal Health, Inc., Term
Loan
255,000
0.000%,  (LIBOR 1M +
1.750%), 2/4/2027
b,d,e
240,975
Endo International plc, Term Loan
491,530
5.250%,  (LIBOR 1M +
4.250%), 4/27/2024
b,d,e
438,690
Energizer Holdings, Inc., Term Loan
90,915
3.875%,  (LIBOR 1M +
2.250%), 12/17/2025
b,c
84,551
Grifols Worldwide Operations USA,
Inc., Term Loan
423,937
2.684%,  (LIBOR 1W +
2.000%), 11/15/2027
b
399,561
JBS USA LUX SA, Term Loan
751,206
3.072%,  (LIBOR 3M +
2.000%), 5/1/2026
b
699,155
Mallinckrodt International Finance
SA, Term Loan
348,884
4.704%,  (LIBOR 3M +
3.000%), 2/24/2025
b
233,100
McGraw-Hill Global Education
Holdings, LLC, Term Loan
450,428
5.450%,  (LIBOR 3M +
4.000%), 5/4/2022
b
366,346
MPH Acquisition Holdings, LLC, Term
Loan
1,241,682
4.200%,  (LIBOR 3M +
2.750%), 6/7/2023
b
1,093,711
Ortho-Clinical Diagnostics SA, Term
Loan
1,158,506
4.765%,  (LIBOR 1M +
3.250%), 6/30/2025
b
980,386
Plantronics, Inc., Term Loan
526,185
3.470%,  (LIBOR 3M +
2.500%), 7/2/2025
b
407,004

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (25.2%)
a
Value
Consumer Non-Cyclical (4.4%) - continued
R.R. Donnelley & Sons Company,
Term Loan
$ 79,397
5.989%,  (LIBOR 1M +
5.000%), 1/15/2024
b
$ 68,678
Sotera Health Holdings, LLC, Term
Loan
400,000
5.500%,  (LIBOR 1M +
4.500%), 12/13/2026
b
346,376
Total 9,224,013
Energy (1.4%)
BCP Raptor II, LLC, Term Loan
153,838
5.739%,  (LIBOR 1M +
4.750%), 11/3/2025
b
84,611
Buckeye Partners, LP, Term Loan
525,000
0.000%,  (LIBOR 1M +
2.750%), 11/1/2026
b,d,e
478,800
Calpine Corporation, Term Loan
482,340
3.240%,  (LIBOR 1M +
2.250%), 1/15/2024
b
462,082
CONSOL Energy, Inc., Term Loan
371,250
5.490%,  (LIBOR 1M +
4.500%), 9/28/2024
b
241,312
Consolidated Energy Finance SA,
Term Loan
314,400
3.205%,  (LIBOR 1M +
2.500%), 5/7/2025
b,c
220,080
Fieldwood Energy, LLC, Term Loan
500,000
7.027%,  (LIBOR 3M + 5.250%),
4/11/2022
b
156,250
McDermott Technology (Americas),
Inc., Term Loan
795,825
7.250%,  (PRIME + 4.000%),
5/10/2025
b,f
225,481
Radiate Holdco, LLC, Term Loan
1,275,423
3.989%,  (LIBOR 1M +
3.000%), 2/1/2024
b
1,169,142
Total 3,037,758
Financials (2.3%)
Avolon TLB Borrower 1 US, LLC, Term
Loan
347,238
2.523%,  (LIBOR 1M +
1.750%), 1/15/2025
b
307,885
Blackstone CQP Holdco, LP, Term
Loan
307,675
4.616%,  (LIBOR 3M +
3.500%), 9/30/2024
b
239,371
Cyxtera DC Holdings, Inc., Term Loan
583,960
4.000%,  (LIBOR 1M +
3.000%), 5/1/2024
b
374,319
80,000
8.050%,  (LIBOR 1M + 7.250%),
5/1/2025
b
28,355
Digicel International Finance, Ltd.,
Term Loan
830,832
4.870%,  (LIBOR 3M +
3.250%), 5/27/2024
b
642,856
GGP Nimbus, LLC, Term Loan
881,575
3.489%,  (LIBOR 1M +
2.500%), 8/24/2025
b
617,103
Harland Clarke Holdings Corporation,
Term Loan
701,417
6.463%,  (LIBOR 3M +
4.750%), 11/3/2023
b
422,386
Principal
Amount Bank Loans (25.2%)
a
Value
Financials (2.3%) - continued
Level 3 Financing, Inc., Term Loan
$ 635,000
2.739%,  (LIBOR 1M +
1.750%), 3/1/2027
b
$ 590,550
MoneyGram International, Inc., Term
Loan
346,203
6.989%,  (LIBOR 1M +
6.000%), 6/30/2023
b
247,535
NCR Corporation, Term Loan
527,350
3.490%,  (LIBOR 1M +
2.500%), 8/28/2026
b
474,615
Northriver Midstream Finance, LP,
Term Loan
513,699
5.159%,  (LIBOR 3M +
3.250%), 10/1/2025
b
391,804
Tronox Finance, LLC, Term Loan
649,276
3.930%,  (LIBOR 1M +
2.750%), 9/22/2024
b
565,331
Total 4,902,110
Technology (2.1%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
960,175
4.489%,  (LIBOR 1M +
3.500%), 8/21/2026
b,c
806,547
Prime Security Services Borrower,
LLC, Term Loan
1,452,700
4.606%,  (LIBOR 1M +
3.250%), 9/23/2026
b
1,297,261
Rackspace Hosting, Inc., Term Loan
1,286,930
4.763%,  (LIBOR 3M +
3.000%), 11/3/2023
b
1,113,194
SS&C Technologies, Inc., Term Loan
224,045
2.739%,  (LIBOR 1M +
1.750%), 4/16/2025
b
208,922
159,871
2.739%,  (LIBOR 1M +
1.750%), 4/16/2025
b
149,080
Zayo Group Holdings, Inc., Term Loan
985,000
3.989%,  (LIBOR 1M +
3.000%), 3/9/2027
b,c,d,e
925,900
Total 4,500,904
Transportation (0.5%)
Genesee & Wyoming, Inc., Term Loan
620,000
3.450%,  (LIBOR 3M +
2.000%), 12/30/2026
b
590,940
United Airlines, Inc., Term Loan
465,000
2.739%,  (LIBOR 3M +
1.750%), 4/1/2024
b,c,d,e
418,500
Total 1,009,440
Utilities (0.3%)
Core and Main, LP, Term Loan
410,550
4.331%,  (LIBOR 1M +
2.750%), 8/1/2024
b
360,258
EnergySolutions , LLC, Term Loan
289,837
5.200%,  (LIBOR 3M +
3.750%), 5/11/2025
b,c
249,260
Total 609,518
Total Bank Loans
(cost $61,910,667) 53,508,528

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 53.7% ) Value
Asset-Backed Securities (4.7%)
Apidos CLO XXIV
$ 460,000
3.269%,  (LIBOR 3M +
1.450%), 10/20/2030, Ser.
2016-24A, Class A1BR
b,g
$ 422,273
Assurant CLO III, Ltd.
450,000
3.049%,  (LIBOR 3M +
1.230%), 10/20/2031, Ser.
2018-2A, Class A
b,g
411,124
Babson CLO, Ltd.
300,000
4.719%,  (LIBOR 3M + 2.900%),
7/20/2029, Ser. 2018-3A,
Class D
b,g
231,345
Benefit Street Partners CLO IV, Ltd.
250,000
3.569%,  (LIBOR 3M +
1.750%), 1/20/2029, Ser.
2014-IVA, Class A2RR
b,g
231,385
Business Jet Securities, LLC
273,457
4.447%,  6/15/2033, Ser.
2018-2, Class A
g
220,984
Cent CLO, LP
875,000
4.094%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
b,g
768,472
College Ave Student Loans, LLC
183,046
2.597%,  (LIBOR 1M +
1.650%), 11/26/2046, Ser.
2017-A, Class A1
b,g
178,089
Education Funding Trust
736,194
2.790%,  7/25/2041, Ser.
2020-A, Class A
g
724,814
Foundation Finance Trust
133,484
3.300%,  7/15/2033, Ser.
2017-1A, Class A
g
133,198
Freedom ABS Trust
458,079
2.520%,  3/18/2027, Ser.
2020-FP1, Class A
g
435,176
Harley Marine Financing, LLC
258,355
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
g
227,998
Madison Park Funding XIV, Ltd.
425,000
3.202%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,g
386,237
Myers Park CLO, Ltd.
425,000
3.219%,  (LIBOR 3M +
1.400%), 10/20/2030, Ser.
2018-1A, Class A2
b,g
389,337
OHA Credit Funding 1, Ltd.
360,000
3.269%,  (LIBOR 3M +
1.450%), 10/20/2030, Ser.
2018-1A, Class A2
b,g
336,791
OZLM Funding II, Ltd.
710,000
3.270%,  (LIBOR 3M +
1.500%), 7/30/2031, Ser.
2012-2A, Class A1BR
b,g
649,597
OZLM IX, Ltd.
550,000
3.369%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,g
500,732
Palmer Square Loan Funding, Ltd.
250,000
4.069%,  (LIBOR 3M +
2.250%), 4/20/2027, Ser.
2019-1A, Class B
b,g
229,230
Principal
Amount Long-Term Fixed Income (53.7%) Value
Asset-Backed Securities (4.7%) - continued
Park Avenue Institutional Advisers
CLO, Ltd.
$ 700,000
3.319%,  (LIBOR 3M +
1.500%), 10/20/2031, Ser.
2018-1A, Class A1B
b,g
$ 642,763
Pretium Mortgage Credit Partners,
LLC
756,084
3.721%,  1/25/2059, Ser.
2019-CFL1, Class A1
g,h
650,975
Riserva CLO, Ltd.
375,000
3.519%,  (LIBOR 3M +
1.700%), 10/18/2028, Ser.
2016-3A, Class BR
b,g
346,782
Saxon Asset Securities Trust
51,602
3.765%,  8/25/2035, Ser.
2004-2, Class MF2
b
43,046
Sound Point CLO X, Ltd.
375,000
4.519%,  (LIBOR 3M +
2.700%), 1/20/2028, Ser.
2015-3A, Class DR
b,g
310,588
Sound Point CLO XXI, Ltd.
700,000
3.244%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,g
620,649
THL Credit Wind River CLO, Ltd.
325,000
4.681%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
b,g
262,673
Vericrest Opportunity Loan
Transferee
389,195
3.352%,  9/25/2049, Ser.
2019-NPL5, Class A1A
g,h
327,966
Voya CLO, Ltd.
350,000
2.059%,  (LIBOR 3M +
1.060%), 4/15/2031, Ser.
2019-1A, Class AR
b,g
327,097
Total 10,009,321
Basic Materials (0.7%)
Anglo American Capital plc
74,000 4.125%,  9/27/2022
g
72,945
BHP Billiton Finance USA, Ltd.
75,000 6.750%,  10/19/2075
b,g
79,519
Cleveland-Cliffs, Inc.
140,000 5.750%,  3/1/2025 108,150
First Quantum Minerals, Ltd.
190,000 7.500%,  4/1/2025
g
158,116
Freeport-McMoRan, Inc.
95,000 4.125%,  3/1/2028 83,162
100,000 4.250%,  3/1/2030 86,880
Kinross Gold Corporation
38,000 5.125%,  9/1/2021 38,095
Krayton Polymers, LLC
110,000 7.000%,  4/15/2025
g
97,350
Mosaic Company
19,000 3.250%,  11/15/2022 18,615
Norbord, Inc.
165,000 5.750%,  7/15/2027
g
150,631
Novelis Corporation
170,000 5.875%,  9/30/2026
g
166,832
40,000 4.750%,  1/30/2030
g
35,600
Olin Corporation
150,000 5.125%,  9/15/2027 134,035

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (53.7%) Value
Basic Materials (0.7%) - continued
Peabody Securities Finance
Corporation
$ 170,000 6.375%,  3/31/2025
g
$ 88,400
Syngenta Finance NV
75,000 3.933%,  4/23/2021
g
70,675
Tronox Finance plc
130,000 5.750%,  10/1/2025
g
116,025
Xstrata Finance Canada, Ltd.
57,000 4.950%,  11/15/2021
g
56,450
Total 1,561,480
Capital Goods (1.8%)
AECOM
260,000 5.125%,  3/15/2027 234,000
Amsted Industries, Inc.
150,000 5.625%,  7/1/2027
g
145,937
Ardagh Packaging Finance plc
220,000 6.000%,  2/15/2025
g
220,616
Bombardier, Inc.
245,000 7.500%,  3/15/2025
g
169,662
Building Materials Corporation of
America
175,000 6.000%,  10/15/2025
g
171,990
Caterpillar Financial Services
Corporation
55,000 1.900%,  9/6/2022 54,772
60,000 1.950%,  11/18/2022 59,878
Cemex SAB de CV
90,000 5.450%,  11/19/2029
g
73,035
Cintas Corporation No. 2
57,000 2.900%,  4/1/2022 56,999
CNH Industrial Capital, LLC
60,000 4.875%,  4/1/2021 58,642
Covanta Holding Corporation
120,000 6.000%,  1/1/2027 99,950
Crown Americas Capital Corporation
IV
120,000 4.500%,  1/15/2023 122,881
Crown Cork & Seal Company, Inc.
170,000 7.375%,  12/15/2026 174,250
General Electric Company
133,000 5.000%,  1/21/2021
b,i
109,725
H&E Equipment Services, Inc.
150,000 5.625%,  9/1/2025 139,125
Huntington Ingalls Industries, Inc.
44,000 3.844%,  5/1/2025
g
45,304
John Deere Capital Corporation
64,000 1.200%,  4/6/2023 62,656
60,000 2.050%,  1/9/2025 59,910
L3Harris Technologies, Inc.
75,000 4.950%,  2/15/2021
g
76,610
Lockheed Martin Corporation
35,000 2.500%,  11/23/2020 35,080
Otis Worldwide Corporation
61,000 2.056%,  4/5/2025
g
59,629
Owens-Brockway Glass Container,
Inc.
270,000 5.000%,  1/15/2022
g
272,740
Parker-Hannifin Corporation
71,000 2.700%,  6/14/2024 70,711
Republic Services, Inc.
34,000 2.500%,  8/15/2024 34,232
Reynolds Group Issuer, Inc.
240,000 5.125%,  7/15/2023
g
238,198
Principal
Amount Long-Term Fixed Income (53.7%) Value
Capital Goods (1.8%) - continued
Rockwell Collins, Inc.
$ 42,000 2.800%,  3/15/2022 $ 42,430
Roper Technologies, Inc.
60,000 2.800%,  12/15/2021 60,054
39,000 2.350%,  9/15/2024 37,917
Textron Financial Corporation
200,000
3.427%,  (LIBOR 3M +
1.735%), 2/15/2042
b,g
113,000
TransDigm , Inc.
70,000 6.250%,  3/15/2026
g
69,650
200,000 5.500%,  11/15/2027
g
179,500
United Rentals North America, Inc.
40,000 4.875%,  1/15/2028 38,800
270,000 4.000%,  7/15/2030 241,650
United Technologies Corporation
80,000 3.950%,  8/16/2025 87,532
Waste Management, Inc.
34,000 2.950%,  6/15/2024 34,571
WW Grainger, Inc.
41,000 1.850%,  2/15/2025 41,046
Total 3,792,682
Collateralized Mortgage Obligations (10.1%)
Antler Mortgage Trust
350,000
4.458%,  6/27/2022, Ser.
2019-RTL1, Class A1
g
305,148
1,075,000
4.335%,  7/25/2022, Ser.
2018-RTL1, Class A1
g
1,069,414
Banc of America Alternative Loan
Trust
193,789
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 167,187
Banc of America Funding Trust
323,962
5.500%,  1/25/2036, Ser.
2005-8, Class 1A1 286,352
Banc of America Mortgage Securities
Trust
356,520
3.985%,  9/25/2035, Ser.
2005-H, Class 3A1
b
291,949
Bear Stearns Adjustable Rate
Mortgage Trust
139,068
3.971%,  1/25/2034, Ser.
2003-8, Class 5A
b
118,817
59,508
4.270%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
55,358
Bellemeade Re, Ltd.
530,707
2.547%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,g
526,672
Cascade Funding Mortgage Trust
166,562
4.580%,  6/25/2048, Ser.
2018-RM1, Class A1
g
167,355
ChaseFlex Trust
235,200
6.500%,  2/25/2035, Ser.
2005-1, Class 1A5 209,301
CHL Mortgage Pass-Through Trust
234,107
3.416%,  11/20/2035, Ser.
2005-HYB7, Class 6A1
b
177,377
143,125
3.861%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
125,181
109,490
6.000%,  4/25/2037, Ser.
2007-3, Class A18 80,297

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (53.7%) Value
Collateralized Mortgage Obligations (10.1%) -
continued
CIM Trust
$ 218,121
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,g
$ 224,114
Citigroup Mortgage Loan Trust, Inc.
467,205
4.082%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
391,269
Countrywide Alternative Loan Trust
141,972
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 128,829
192,536
5.500%,  5/25/2035, Ser.
2005-J3, Class 1A5 168,548
81,962
5.500%,  10/25/2035, Ser.
2005-46CB, Class A8 59,934
28,705
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 25,105
Countrywide Home Loan Mortgage
Pass Through Trust
124,402
3.569%,  11/25/2035, Ser.
2005-22, Class 2A1
b
103,399
Credit Suisse Mortgage Capital
Certificates
250,425
3.393%,  2/25/2024, Ser.
2020-BPL1, Class A1
g,h
247,775
476,905
3.322%,  10/25/2058, Ser.
2019-RPL8, Class A1
b,g
495,041
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
181,892
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 173,948
Eagle Re, Ltd.
720,604
2.747%,  (LIBOR 1M + 1.800%),
4/25/2029, Ser. 2019-1, Class
M1B
b,g
717,356
Federal Home Loan Mortgage
Corporation
848,648
3.500%,  8/15/2035, Ser.
345, Class C8
j
76,748
Federal Home Loan Mortgage
Corporation - REMIC
770,939
3.000%,  5/15/2027, Ser.
4046, Class GI
j
46,828
617,987
3.000%,  7/15/2027, Ser.
4084, Class NI
j
42,026
867,007
3.500%,  10/15/2032, Ser.
4119, Class KI
j
108,261
927,456
3.000%,  4/15/2033, Ser.
4203, Class DI
j
74,945
Federal National Mortgage
Association - REMIC
568,007
3.000%,  7/25/2027, Ser.
2012-73, Class DI
j
34,291
867,344
3.000%,  7/25/2027, Ser.
2012-74, Class AI
j
46,884
1,298,737
3.000%,  8/25/2027, Ser.
2012-95, Class HI
j
70,006
1,884,483
3.000%,  11/25/2027, Ser.
2012-121, Class BI
j
120,377
1,121,091
3.000%,  12/25/2027, Ser.
2012-139, Class DI
j
64,697
491,182
2.500%,  1/25/2028, Ser.
2012-152, Class AI
j
28,373
1,468,332
3.000%,  1/25/2028, Ser.
2012-147, Class EI
j
86,797
Principal
Amount Long-Term Fixed Income (53.7%) Value
Collateralized Mortgage Obligations (10.1%) -
continued
$ 2,335,833
3.000%,  3/25/2028, Ser.
2013-18, Class IL
j
$ 139,169
866,089
2.500%,  6/25/2028, Ser.
2013-87, Class IW
j
52,476
1,036,150
3.000%,  11/25/2031, Ser.
2013-69, Class IO
j
53,534
549,518
3.000%,  2/25/2033, Ser.
2013-1, Class YI
j
60,268
First Horizon Alternative Mortgage
Securities Trust
79,705
3.787%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
70,835
FWD Securitization Trust
423,373
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,g
419,599
Genworth Mortgage Insurance
Corporation
250,000
2.847%,  (LIBOR 1M +
1.900%), 11/26/2029, Ser.
2019-1, Class M1
b,g
237,382
GMAC Mortgage Corporation Loan
Trust
84,715
3.927%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
70,244
37,421
1.447%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,k
35,772
14,546
4.008%,  9/19/2035, Ser.
2005-AR5, Class 5A1
b
12,018
GSAA Home Equity Trust
76,740
4.524%,  8/25/2034, Ser.
2004-10, Class M2
h
72,438
Home Equity Asset Trust
384,777
2.267%,  (LIBOR 1M +
1.320%), 8/25/2033, Ser.
2003-2, Class M1
b
351,271
IndyMac INDA Mortgage Loan Trust
888,902
3.880%,  8/25/2036, Ser.
2006-AR1, Class A1
b
715,765
IndyMac INDX Mortgage Loan Trust
738,467
1.157%,  (LIBOR 1M + 0.210%),
4/25/2046, Ser. 2006-AR2,
Class 1A1B
b
588,283
J.P. Morgan Alternative Loan Trust
87,541
6.500%,  3/25/2036, Ser.
2006-S1, Class 1A19 64,060
J.P. Morgan Mortgage Trust
67,796
6.500%,  1/25/2035, Ser.
2005-S1, Class 1A2 70,018
90,002
4.172%,  7/25/2035, Ser.
2007-A1, Class 2A1
b
80,558
94,188
3.953%,  6/25/2036, Ser.
2006-A4, Class 2A2
b
74,596
Legacy Mortgage Asset Trust
482,536
4.000%,  1/25/2059, Ser.
2019-GS1, Class A1
g
435,288
660,395
3.250%,  11/25/2059, Ser.
2019-GS7, Class A1
g,h
666,480
Long Beach Mortgage Loan Trust
303,964
2.447%,  (LIBOR 1M +
1.500%), 9/25/2034, Ser.
2004-5, Class M3
b
240,002

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (53.7%) Value
Collateralized Mortgage Obligations (10.1%) -
continued
Master Asset Securitization Trust
$ 437,143
1.447%,  (LIBOR 1M +
0.500%), 6/25/2036, Ser.
2006-2, Class 2A2
b
$ 129,449
MASTR Alternative Loans Trust
60,299
5.000%,  4/27/2020, Ser.
2004-10, Class 3A1 55,792
Merrill Lynch Alternative Note Asset
Trust
101,036
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 65,002
Merrill Lynch Mortgage Investors
Trust
206,793
4.300%,  6/25/2035, Ser.
2005-A5, Class M1
b
88,825
Oaktown Re II, Ltd.
103,358
2.497%,  (LIBOR 1M +
1.550%), 7/25/2028, Ser.
2018-1A, Class M1
b,g
102,815
Oaktown Re III, Ltd.
353,926
2.347%,  (LIBOR 1M +
1.400%), 7/25/2029, Ser.
2019-1A, Class M1A
b,g
352,266
Preston Ridge Partners Mortgage
Trust, LLC
114,306
4.500%,  1/25/2024, Ser.
2019-1A, Class A1
g,h
115,380
380,636
3.967%,  4/25/2024, Ser.
2019-2A, Class A1
g,h
340,467
561,770
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,g
558,560
397,920
4.750%,  10/25/2024, Ser.
2019-GS1, Class A2
b,g
397,435
193,462
3.351%,  11/25/2024, Ser.
2019-4A, Class A1
g,h
190,476
Pretium Mortgage Credit Partners,
LLC
393,016
2.858%,  5/27/2059, Ser.
2020-NPL1, Class A1
g,h
307,000
Radnor RE, Ltd.
227,843
2.347%,  (LIBOR 1M +
1.400%), 3/25/2028, Ser.
2018-1, Class M1
b,g
227,335
RCO Mortgage, LLC
307,315
3.475%,  11/25/2024, Ser.
2019-2, Class A1
g,h
292,016
237,980
3.197%,  11/25/2052, Ser.
2017-INV1, Class A
b,g
227,605
Renaissance Home Equity Loan Trust
223,031
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
h
112,712
183,010
5.285%,  1/25/2037, Ser.
2006-4, Class AF2
h
77,774
Residential Accredit Loans, Inc. Trust
258,243
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 235,032
96,098
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 82,410
Residential Asset Securitization Trust
478,564
5.500%,  4/25/2035, Ser.
2005-A1, Class A3 490,712
Stanwich Mortgage Loan Trust
232,339
3.475%,  11/16/2024, Ser.
2019-NPB2, Class A1
g,h
226,946
Principal
Amount Long-Term Fixed Income (53.7%) Value
Collateralized Mortgage Obligations (10.1%) -
continued
Starwood Mortgage Residential Trust
$ 274,787
4.121%,  10/25/2048, Ser.
2018-IMC2, Class A1
b,g
$ 269,916
Structured Asset Mortgage
Investments, Inc.
165,053
1.257%,  (LIBOR 1M + 0.310%),
12/25/2035, Ser. 2005-AR4,
Class A1
b
140,381
Toorak Mortgage Corporation
550,000
4.375%,  8/25/2021, Ser.
2018-1, Class A1
g,h
479,912
450,000
4.458%,  3/25/2022, Ser.
2019-1, Class A1
g,h
394,342
450,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
g,h
444,452
Vericrest Opportunity Loan
Transferee
245,636
2.981%,  3/25/2050, Ser.
2020-NPL4, Class A1
g,h
214,410
400,000
3.475%,  3/25/2050, Ser.
2020-NPL5, Class A1B
g,h
289,899
191,813
3.352%,  8/25/2049, Ser.
2019-NPL4, Class A1A
g,h
173,965
1,200,000
4.090%,  11/25/2049, Ser.
2019-NPL8, Class A1B
g,h
893,904
700,000
4.090%,  11/26/2049, Ser.
2019-NPL9, Class A1B
g,h
525,208
128,649
3.426%,  12/27/2049, Ser.
2019-NP10, Class A1A
g,h
118,303
Verus Securitization Trust
352,619
3.345%,  5/25/2059, Ser.
2019-2, Class A2
b,g
345,210
Wachovia Asset Securitization, Inc.
165,980
1.087%,  (LIBOR 1M + 0.140%),
7/25/2037, Ser. 2007-HE1,
Class A
b,g,k
149,222
WaMu Mortgage Pass Through
Certificates
130,689
3.689%,  10/25/2036, Ser.
2006-AR12, Class 1A1
b
113,774
323,232
2.846%,  (12 MTA + 0.880%),
10/25/2046, Ser. 2006-AR13,
Class 1A
b
255,999
Washington Mutual Mortgage Pass-
Through Certificates
112,901
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 103,380
Wells Fargo Home Equity Trust
117,247
1.447%,  (LIBOR 1M +
0.500%), 4/25/2034, Ser.
2004-1, Class M1
b
107,943
Total 21,322,244
Commercial Mortgage-Backed Securities (0.4%)
Federal National Mortgage
Association - ACES
6,983,866
1.468%,  2/25/2031, Ser.
2019-M21, Class X2
b,j
772,300
Total 772,300
Communications Services (2.9%)
AMC Networks, Inc.
125,000 5.000%,  4/1/2024 120,000

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (53.7%) Value
Communications Services (2.9%) - continued
American Tower Corporation
$ 30,000 2.800%,  6/1/2020 $ 29,764
41,000 3.450%,  9/15/2021 41,208
60,000 3.375%,  5/15/2024 60,276
42,000 2.950%,  1/15/2025 41,950
AT&T, Inc.
144,000 4.450%,  4/1/2024 152,533
CCO Holdings, LLC
155,000 5.500%,  5/1/2026
g
156,953
110,000 5.125%,  5/1/2027
g
110,712
170,000 4.500%,  8/15/2030
g
166,600
CCOH Safari, LLC
185,000 5.750%,  2/15/2026
g
186,924
Charter Communications Operating,
LLC
98,000 3.579%,  7/23/2020 97,695
60,000 4.500%,  2/1/2024 61,830
34,000 4.908%,  7/23/2025 36,628
Clear Channel Worldwide Holdings,
Inc.
150,000 5.125%,  8/15/2027
g
140,460
Comcast Corporation
76,000 1.625%,  1/15/2022 76,179
39,000 3.700%,  4/15/2024 41,859
39,000 3.950%,  10/15/2025 42,939
Cox Communications, Inc.
54,000 2.950%,  6/30/2023
g
54,028
Crown Castle International
Corporation
35,000 3.400%,  2/15/2021 35,236
42,000 3.150%,  7/15/2023 42,153
40,000 4.450%,  2/15/2026 41,771
CSC Holdings, LLC
245,000 5.500%,  5/15/2026
g
253,416
Deutsche Telekom International
Finance BV
34,000 2.485%,  9/19/2023
g
33,602
Discovery Communications, LLC
75,000 2.950%,  3/20/2023 74,841
Embarq Corporation
120,000 7.995%,  6/1/2036 118,800
Fox Corporation
73,000 4.030%,  1/25/2024
g
75,844
Front Range BidCo , Inc.
170,000 4.000%,  3/1/2027
g
162,669
Gray Escrow, Inc.
125,000 7.000%,  5/15/2027
g
124,375
iHeartCommunications , Inc.
170,000 4.750%,  1/15/2028
g
153,000
Lamar Media Corporation
90,000 3.750%,  2/15/2028
g
84,364
Level 3 Financing, Inc.
140,000 5.250%,  3/15/2026 139,913
235,000 4.625%,  9/15/2027
g
233,567
Moody's Corporation
38,000 2.750%,  12/15/2021 37,715
Neptune Finco Corporation
115,000 10.875%,  10/15/2025
g
123,913
Netflix, Inc.
275,000 4.875%,  4/15/2028 280,500
Nexstar Escrow Corporation
73,000 5.625%,  8/1/2024
g
68,711
140,000 5.625%,  7/15/2027
g
136,850
SFR Group SA
180,000 7.375%,  5/1/2026
g
181,800
Principal
Amount Long-Term Fixed Income (53.7%) Value
Communications Services (2.9%) - continued
Sirius XM Radio, Inc.
$ 220,000 5.000%,  8/1/2027
g
$ 223,278
Sprint Corporation
250,000 7.250%,  9/15/2021 257,675
255,000 7.625%,  2/15/2025 282,196
Telesat Canada / Telesat , LLC
190,000 4.875%,  6/1/2027
g
181,412
T-Mobile USA, Inc.
340,000 4.500%,  2/1/2026 345,950
VeriSign, Inc.
150,000 4.750%,  7/15/2027 155,460
Verizon Communications, Inc.
86,000 2.946%,  3/15/2022 87,718
84,000
2.792%,  (LIBOR 3M +
1.100%), 5/15/2025
b
76,568
Viacom, Inc.
58,000 4.250%,  9/1/2023 59,142
85,000 5.875%,  2/28/2057
b
72,356
Virgin Media Secured Finance plc
200,000 5.500%,  8/15/2026
g
203,000
Vodafone Group plc
51,000 3.750%,  1/16/2024 53,101
Windstream Services, LLC
140,000 8.625%,  10/31/2025
f,g
84,000
Ziggo BV
150,000 5.500%,  1/15/2027
g
150,000
Total 6,253,434
Consumer Cyclical (2.2%)
1011778 B.C., ULC
230,000 4.375%,  1/15/2028
g
212,497
Allison Transmission, Inc.
185,000 5.000%,  10/1/2024
g
179,450
American Honda Finance
Corporation
55,000 2.050%,  1/10/2023 54,163
BMW Finance NV
40,000 2.250%,  8/12/2022
g
38,272
Brookfield Property REIT, Inc.
90,000 5.750%,  5/15/2026
g
73,024
Brookfield Residential Properties,
Inc.
235,000 6.250%,  9/15/2027
g
203,839
Cedar Fair, LP
90,000 5.250%,  7/15/2029
g
76,050
D.R. Horton, Inc.
62,000 2.550%,  12/1/2020 61,137
Daimler Finance North America, LLC
39,000 2.550%,  8/15/2022
g
37,391
Ford Motor Credit Company, LLC
270,000 4.063%,  11/1/2024 245,025
280,000 4.134%,  8/4/2025 248,360
General Motors Financial Company,
Inc.
57,000 2.650%,  4/13/2020 56,956
57,000 4.375%,  9/25/2021 52,474
37,000 4.200%,  11/6/2021 35,178
38,000 3.150%,  6/30/2022 34,304
80,000 3.950%,  4/13/2024 72,506
60,000 2.900%,  2/26/2025 51,859
Hanesbrands, Inc.
170,000 4.875%,  5/15/2026
g
167,025
Harley-Davidson Financial Services,
Inc.
64,000 4.050%,  2/4/2022
g
62,564

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (53.7%) Value
Consumer Cyclical (2.2%) - continued
Herc Holdings, Inc.
$ 60,000 5.500%,  7/15/2027
g
$ 55,800
Hilton Domestic Operating Company,
Inc.
230,000 4.875%,  1/15/2030 195,500
Home Depot, Inc.
35,000 2.625%,  6/1/2022 35,601
44,000 3.750%,  2/15/2024 46,462
Hyundai Capital America
51,000 3.000%,  6/20/2022
g
49,538
L Brands, Inc.
69,000 6.694%,  1/15/2027 49,818
Landry's, Inc.
120,000 6.750%,  10/15/2024
g
75,587
Lennar Corporation
57,000 2.950%,  11/29/2020 55,575
22,000 4.125%,  1/15/2022 21,780
60,000 4.875%,  12/15/2023 58,800
270,000 4.500%,  4/30/2024 264,071
20,000 5.875%,  11/15/2024 20,230
Lowe's Companies, Inc.
44,000 4.000%,  4/15/2025 47,036
Mattamy Group Corporation
195,000 5.250%,  12/15/2027
g
181,350
McDonald's Corporation
72,000 3.350%,  4/1/2023 74,378
MGM Resorts International
100,000 6.000%,  3/15/2023 96,500
145,000 5.750%,  6/15/2025 129,775
Prime Security Services Borrower,
LLC
240,000 5.750%,  4/15/2026
g
235,200
Ralph Lauren Corporation
35,000 2.625%,  8/18/2020 35,033
Ryman Hospitality Properties, Inc.
70,000 4.750%,  10/15/2027
g
52,500
Scientific Games International, Inc.
110,000 5.000%,  10/15/2025
g
95,700
40,000 7.000%,  5/15/2028
g
24,600
ServiceMaster Company, LLC
220,000 5.125%,  11/15/2024
g
217,250
Six Flags Entertainment Corporation
70,000 5.500%,  4/15/2027
g
58,975
Staples, Inc.
120,000 7.500%,  4/15/2026
g
105,001
Target Corporation
44,000 2.250%,  4/15/2025 44,670
TJX Companies, Inc.
44,000 3.500%,  4/15/2025 45,004
Viking Cruises, Ltd.
100,000 5.875%,  9/15/2027
g
58,511
Visa, Inc.
35,000 2.200%,  12/14/2020 35,178
Volkswagen Group of America
Finance, LLC
63,000 4.250%,  11/13/2023
g
62,246
Yum! Brands, Inc.
200,000 4.750%,  1/15/2030
g
186,280
Total 4,676,023
Consumer Non-Cyclical (3.4%)
Abbott Laboratories
76,000 2.550%,  3/15/2022 76,656
40,000 3.400%,  11/30/2023 42,024
Principal
Amount Long-Term Fixed Income (53.7%) Value
Consumer Non-Cyclical (3.4%) - continued
AbbVie, Inc.
$ 38,000 2.900%,  11/6/2022 $ 38,439
81,000 2.300%,  11/21/2022
g
80,925
120,000 3.600%,  5/14/2025 126,429
Albertson's Companies, Inc.
210,000 6.625%,  6/15/2024 213,150
50,000 4.875%,  2/15/2030
g
49,500
Allergan Sales, LLC
19,000 4.875%,  2/15/2021
g
19,294
Allergan, Inc.
34,000 2.800%,  3/15/2023 33,801
Altria Group, Inc.
62,000 3.800%,  2/14/2024 62,851
36,000 4.400%,  2/14/2026 37,280
Amgen, Inc.
61,000 1.900%,  2/21/2025 61,392
Anheuser-Busch Companies, LLC
36,000 3.650%,  2/1/2026 37,809
Anheuser-Busch InBev Finance, Inc.
34,000 3.300%,  2/1/2023 34,986
Anheuser-Busch InBev Worldwide,
Inc.
59,000 4.150%,  1/23/2025 63,642
Avantor , Inc.
140,000 6.000%,  10/1/2024
g
146,678
B&G Foods, Inc.
140,000 5.250%,  9/15/2027 136,500
BAT Capital Corporation
41,000 2.764%,  8/15/2022 40,380
59,000 3.222%,  8/15/2024 59,260
Bausch Health Companies, Inc.
100,000 7.000%,  1/15/2028
g
103,700
30,000 5.000%,  1/30/2028
g
28,401
30,000 5.250%,  1/30/2030
g
28,050
Bayer U.S. Finance II, LLC
38,000 3.500%,  6/25/2021
g
38,074
Becton, Dickinson and Company
114,000 3.363%,  6/6/2024 114,247
Boston Scientific Corporation
85,000 3.450%,  3/1/2024 87,227
Bristol-Myers Squibb Company
59,000 3.625%,  5/15/2024
g
62,342
Bunge, Ltd. Finance Corporation
35,000 3.500%,  11/24/2020 35,290
Centene Corporation
225,000 4.750%,  1/15/2025 227,812
61,000 5.375%,  8/15/2026
g
62,220
40,000 4.250%,  12/15/2027
g
40,076
90,000 4.625%,  12/15/2029
g
90,450
Cigna Corporation
76,000 4.125%,  11/15/2025 81,378
Conagra Brands, Inc.
38,000 3.800%,  10/22/2021 38,296
38,000 4.300%,  5/1/2024 39,455
Constellation Brands, Inc.
69,000 4.250%,  5/1/2023 69,624
CVS Health Corporation
38,000 2.750%,  12/1/2022 38,255
128,000 3.700%,  3/9/2023 133,246
69,000 4.100%,  3/25/2025 72,617
Encompass Health Corporation
150,000 4.500%,  2/1/2028 147,112
Energizer Holdings, Inc.
240,000 6.375%,  7/15/2026
g
242,400

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (53.7%) Value
Consumer Non-Cyclical (3.4%) - continued
Express Scripts Holding Company
$ 38,000 4.750%,  11/15/2021 $ 39,922
General Mills, Inc.
34,000 3.700%,  10/17/2023 34,606
34,000 3.650%,  2/15/2024 35,169
HCA, Inc.
410,000 5.375%,  2/1/2025 417,171
Imperial Brands Finance plc
34,000 3.125%,  7/26/2024
g
33,240
JBS USA, LLC
60,000 5.750%,  6/15/2025
g
60,600
240,000 5.500%,  1/15/2030
g
247,800
Kellogg Company
90,000 3.125%,  5/17/2022 89,320
Keurig Dr Pepper, Inc.
84,000 3.551%,  5/25/2021 84,974
Kraft Foods Group, Inc.
140,000 5.000%,  6/4/2042 132,701
Kraft Heinz Foods Company
200,000 3.750%,  4/1/2030
g
190,750
Kroger Company
38,000 2.800%,  8/1/2022 38,527
Mead Johnson Nutrition Company
35,000 3.000%,  11/15/2020 34,932
Medtronic, Inc.
21,000 3.500%,  3/15/2025 22,619
Mondelez International Holdings
Netherlands BV
58,000 2.000%,  10/28/2021
g
57,745
Mylan NV
53,000 3.150%,  6/15/2021 52,512
Mylan, Inc.
34,000 4.200%,  11/29/2023 32,402
Novartis Capital Corporation
40,000 1.750%,  2/14/2025 40,401
Par Pharmaceutical, Inc.
110,000 7.500%,  4/1/2027
g
109,450
PepsiCo, Inc.
64,000 2.250%,  3/19/2025 66,438
Pernod Ricard SA
50,000 5.750%,  4/7/2021
g
51,447
Pilgrim's Pride Corporation
150,000 5.875%,  9/30/2027
g
149,460
Post Holdings, Inc.
180,000 5.750%,  3/1/2027
g
184,448
Reynolds American, Inc.
34,000 4.850%,  9/15/2023 35,374
Scotts Miracle- Gro Company
130,000 4.500%,  10/15/2029 123,825
Shire Acquisitions Investments
Ireland Designated Activity
Company
74,000 2.400%,  9/23/2021 73,723
Simmons Foods, Inc.
100,000 5.750%,  11/1/2024
g
90,780
Spectrum Brands, Inc.
170,000 5.750%,  7/15/2025 158,950
50,000 5.000%,  10/1/2029
g
42,500
Sysco Corporation
85,000 5.650%,  4/1/2025 88,505
Teleflex, Inc.
200,000 4.875%,  6/1/2026 195,000
Tenet Healthcare Corporation
50,000 4.625%,  7/15/2024 47,625
170,000 5.125%,  11/1/2027
g
162,350
Principal
Amount Long-Term Fixed Income (53.7%) Value
Consumer Non-Cyclical (3.4%) - continued
Teva Pharmaceutical Finance
Netherlands III BV
$ 12,000 2.200%,  7/21/2021 $ 11,462
140,000 2.800%,  7/21/2023 127,749
Thermo Fisher Scientific, Inc.
43,000 4.133%,  3/25/2025 46,075
UnitedHealth Group, Inc.
35,000 3.350%,  7/15/2022 36,220
VRX Escrow Corporation
455,000 6.125%,  4/15/2025
g
448,175
Zoetis, Inc.
57,000 3.450%,  11/13/2020 56,441
52,000 3.250%,  2/1/2023 53,156
Total 7,145,812
Energy (1.7%)
Archrock Partners, LP
120,000 6.250%,  4/1/2028
g
82,800
BP Capital Markets America, Inc.
162,000 2.520%,  9/19/2022 160,762
Buckeye Partners, LP
165,000 3.950%,  12/1/2026 135,251
60,000 4.125%,  12/1/2027 49,182
Canadian Natural Resources, Ltd.
40,000 2.950%,  1/15/2023 34,651
Canadian Oil Sands, Ltd.
40,000 9.400%,  9/1/2021
g
43,086
Cheniere Corpus Christi Holdings,
LLC
305,000 7.000%,  6/30/2024 267,695
Cheniere Energy Partners, LP
280,000 5.625%,  10/1/2026 260,400
Chesapeake Energy Corporation
68,000 11.500%,  1/1/2025
g
10,880
Continental Resources, Inc.
21,000 5.000%,  9/15/2022 13,019
60,000 4.500%,  4/15/2023 33,002
Diamondback Energy, Inc.
40,000 2.875%,  12/1/2024 27,944
Enagas SA
355,000 5.500%,  1/15/2028
g
184,600
Enbridge, Inc.
39,000 2.900%,  7/15/2022 35,814
139,000 6.250%,  3/1/2078
b
104,250
Energy Transfer Operating, LP
42,000 4.200%,  9/15/2023 36,685
69,000 5.875%,  1/15/2024 65,163
43,000 6.625%,  2/15/2028
b,i
21,285
EnLink Midstream Partners, LP
150,000 4.850%,  7/15/2026 73,755
Enterprise Products Operating, LLC
105,000 4.875%,  8/16/2077
b
72,114
EOG Resources, Inc.
45,000 2.625%,  3/15/2023 44,110
EQT Corporation
40,000 3.900%,  10/1/2027 27,588
Exxon Mobil Corporation
42,000 2.992%,  3/19/2025 44,255
Hess Corporation
42,000 3.500%,  7/15/2024 33,353
Kinder Morgan Energy Partners, LP
76,000 3.450%,  2/15/2023 74,276
Marathon Petroleum Corporation
34,000 4.750%,  12/15/2023 32,192

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (53.7%) Value
Energy (1.7%) - continued
MPLX, LP
$ 58,000 4.500%,  7/15/2023 $ 49,913
Murphy Oil Corporation
170,000 5.875%,  12/1/2027 88,876
Nabors Industries, Inc.
120,000 5.750%,  2/1/2025 26,400
Nabors Industries, Ltd.
40,000 7.250%,  1/15/2026
g
13,600
Newfield Exploration Company
61,000 5.625%,  7/1/2024 32,739
Occidental Petroleum Corporation
16,000 4.850%,  3/15/2021 13,403
ONEOK, Inc.
21,000 2.200%,  9/15/2025 16,206
Parsley Energy, LLC
180,000 5.625%,  10/15/2027
g
126,900
Plains All American Pipeline, LP
92,000 5.000%,  2/1/2021 89,751
87,000 6.125%,  11/15/2022
b,i
43,500
21,000 2.850%,  1/31/2023 18,281
Sabine Pass Liquefaction, LLC
37,000 6.250%,  3/15/2022 35,888
37,000 5.625%,  4/15/2023 34,426
Southwestern Energy Company
205,000 7.500%,  4/1/2026 134,275
Sunoco Logistics Partners
Operations, LP
35,000 4.400%,  4/1/2021 34,889
Sunoco, LP
120,000 5.500%,  2/15/2026 103,834
115,000 5.875%,  3/15/2028 95,450
Targa Resources Partners, LP
190,000 5.375%,  2/1/2027 156,370
Transocean Guardian, Ltd.
100,201 5.875%,  1/15/2024
g
80,161
Transocean, Ltd.
100,000 8.000%,  2/1/2027
g
47,500
Viper Energy Partners, LP
170,000 5.375%,  11/1/2027
g
142,800
W&T Offshore, Inc.
200,000 9.750%,  11/1/2023
g
47,012
Western Gas Partners, LP
39,000 4.000%,  7/1/2022 25,289
Williams Partners, LP
54,000 4.000%,  11/15/2021 51,227
WPX Energy, Inc.
155,000 5.750%,  6/1/2026 88,350
60,000 5.250%,  10/15/2027 33,000
50,000 4.500%,  1/15/2030 27,150
Total 3,625,302
Financials (6.2%)
ACE INA Holdings, Inc.
35,000 2.875%,  11/3/2022 35,518
AerCap Ireland Capital, Ltd.
41,000 3.500%,  1/15/2025 34,833
AIG Global Funding
78,000 2.150%,  7/2/2020
g
77,661
Air Lease Corporation
78,000 2.500%,  3/1/2021 71,739
Aircastle , Ltd.
62,000 5.000%,  4/1/2023 60,526
Ally Financial, Inc.
150,000 5.750%,  11/20/2025 146,730
Principal
Amount Long-Term Fixed Income (53.7%) Value
Financials (6.2%) - continued
American Express Company
$ 44,000 3.375%,  5/17/2021 $ 44,509
34,000 3.700%,  8/3/2023 35,721
36,000 3.400%,  2/22/2024 37,689
Athene Global Funding
63,000 4.000%,  1/25/2022
g
63,652
Australia and New Zealand Banking
Group, Ltd.
68,000 6.750%,  6/15/2026
b,g,i
66,810
71,000 2.950%,  7/22/2030
b,g
67,275
Avolon Holdings Funding, Ltd.
18,000 5.250%,  5/15/2024
g
15,330
BAC Capital Trust XIV
42,000
4.000%,  (LIBOR 3M +
0.400%), 4/17/2020
b,i
34,125
Bank of America Corporation
82,000 2.738%,  1/23/2022
b
81,901
84,000 3.499%,  5/17/2022
b
84,987
73,000 3.004%,  12/20/2023
b
74,364
117,000 3.550%,  3/5/2024
b
121,282
87,000 5.125%,  6/20/2024
b,i
82,650
183,000 3.864%,  7/23/2024
b
191,993
87,000 4.200%,  8/26/2024 92,474
125,000 6.250%,  9/5/2024
b,i
126,875
36,000 3.458%,  3/15/2025
b
37,129
Bank of Montreal
103,000 3.300%,  2/5/2024 107,554
Bank of New York Mellon Corporation
76,000 2.600%,  2/7/2022 76,623
Bank of Nova Scotia
57,000 2.700%,  3/7/2022 58,076
71,000 2.375%,  1/18/2023 71,431
40,000 1.950%,  2/1/2023 39,770
Barclays plc
76,000 4.610%,  2/15/2023
b
77,325
115,000 7.750%,  9/15/2023
b,i
100,855
99,000 4.338%,  5/16/2024
b
95,509
BB&T Corporation
81,000 2.150%,  2/1/2021 80,905
34,000 2.500%,  8/1/2024 33,622
BNP Paribas SA
157,000 7.625%,  3/30/2021
b,g,i
153,271
49,000 2.819%,  11/19/2025
b,g
48,409
BPCE SA
34,000 3.000%,  5/22/2022
g
33,660
40,000 2.375%,  1/14/2025
g
37,145
Camden Property Trust
34,000 4.875%,  6/15/2023 35,855
Canadian Imperial Bank of
Commerce
40,000 2.250%,  1/28/2025 39,533
Capital One Bank USA NA
51,000 3.375%,  2/15/2023 49,896
60,000 2.280%,  1/28/2026
b
54,335
Capital One Financial Corporation
115,000 3.050%,  3/9/2022 114,824
Cascades USA, Inc.
120,000 5.125%,  1/15/2026
g
116,100
Central Fidelity Capital Trust I
175,000
2.831%,  (LIBOR 3M +
1.000%), 4/15/2027
b
147,000
CIT Group, Inc.
220,000 4.750%,  2/16/2024 215,050
Citigroup, Inc.
69,000 2.350%,  8/2/2021 68,933

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (53.7%) Value
Financials (6.2%) - continued
$ 37,000 2.750%,  4/25/2022 $ 37,192
40,000
2.484%,  (LIBOR 3M +
0.690%), 10/27/2022
b
37,826
160,000 2.312%,  11/4/2022
b
159,056
81,000 3.142%,  1/24/2023
b
82,011
84,000 5.000%,  9/12/2024
b,i
76,789
126,000 4.700%,  1/30/2025
b,i
108,990
105,000 3.352%,  4/24/2025
b
108,118
42,000 5.950%,  5/15/2025
b,i
40,687
CNA Financial Corporation
32,000 5.750%,  8/15/2021 32,790
36,000 3.950%,  5/15/2024 37,398
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
74,000 3.950%,  11/9/2022 74,431
Credit Agricole SA
37,000 3.375%,  1/10/2022
g
36,916
64,300 8.125%,  12/23/2025
b,g,i
66,229
Credit Suisse Group AG
63,000 7.500%,  12/11/2023
b,g,i
60,637
39,000 2.593%,  9/11/2025
b,g
37,058
Credit Suisse Group Funding
(Guernsey), Ltd.
114,000 3.800%,  9/15/2022 115,902
Danske Bank AS
56,000 5.000%,  1/12/2022
g
57,337
Deutsche Bank AG
42,000 2.700%,  7/13/2020 41,175
112,000 4.250%,  10/14/2021 106,540
Deutsche Bank AG of New York
40,000 3.950%,  2/27/2023 39,730
Digital Realty Trust, LP
60,000 2.750%,  2/1/2023 59,655
Discover Bank
34,000 4.200%,  8/8/2023 36,100
59,000 2.450%,  9/12/2024 56,526
Fidelity National Financial, Inc.
62,000 5.500%,  9/1/2022 68,040
Fifth Third Bancorp
57,000 2.600%,  6/15/2022 56,324
36,000 3.650%,  1/25/2024 37,436
Five Corners Funding Trust
100,000 4.419%,  11/15/2023
g
107,574
FNB Corporation
81,000 2.200%,  2/24/2023 79,449
General Electric Capital Corporation
81,000 3.100%,  1/9/2023 82,266
Goldman Sachs Group, Inc.
74,000 5.375%,  5/10/2020
b,i
66,137
76,000 5.250%,  7/27/2021 79,007
55,000
2.862%,  (LIBOR 3M + 1.170%),
11/15/2021
b
53,900
76,000 3.000%,  4/26/2022 76,548
63,000 2.876%,  10/31/2022
b
63,321
39,000
2.364%,  (LIBOR 3M +
1.050%), 6/5/2023
b
37,331
72,000 3.625%,  2/20/2024 74,497
86,000 5.500%,  8/10/2024
b,i
82,655
45,000 4.950%,  2/10/2025
b,i
40,050
44,000 3.500%,  4/1/2025 44,618
61,000 3.272%,  9/29/2025
b
62,206
Guardian Life Global Funding
40,000 2.000%,  4/26/2021
g
39,854
Principal
Amount Long-Term Fixed Income (53.7%) Value
Financials (6.2%) - continued
Hartford Financial Services Group,
Inc.
$ 34,000
3.817%,  (LIBOR 3M + 2.125%),
2/12/2047
b,g
$ 21,981
HCP, Inc.
40,000 4.250%,  11/15/2023 37,799
Hospitality Properties Trust
40,000 4.250%,  2/15/2021 38,033
HSBC Holdings plc
114,000 3.400%,  3/8/2021 114,627
76,000 6.875%,  6/1/2021
b,i
74,670
88,000 6.375%,  9/17/2024
b,i
81,620
76,000 3.803%,  3/11/2025
b
79,123
63,000 6.375%,  3/30/2025
b,i
58,905
49,000 2.633%,  11/7/2025
b
47,543
42,000 6.500%,  3/23/2028
b,i
39,270
Huntington Bancshares, Inc.
55,000 3.150%,  3/14/2021 55,141
Icahn Enterprises, LP
75,000 6.750%,  2/1/2024 72,375
175,000 6.375%,  12/15/2025 165,375
ILFC E-Capital Trust II
63,000
3.570%,  (H15T30Y + 1.800%),
12/21/2065
b,g
25,200
ING Groep NV
80,000 6.000%,  4/16/2020
b,i
75,840
66,000 4.100%,  10/2/2023 67,730
International Lease Finance
Corporation
76,000 5.875%,  8/15/2022 67,942
Iron Mountain, Inc.
64,810 6.000%,  8/15/2023 65,134
165,000 4.875%,  9/15/2027
g
160,050
J.P. Morgan Chase & Company
57,000
2.260%,  (LIBOR 3M +
0.680%), 6/1/2021
b
56,658
91,000 2.776%,  4/25/2023
b
92,151
96,000 3.375%,  5/1/2023 100,179
57,000 5.150%,  5/1/2023
b,i
54,150
71,000
3.031%,  (LIBOR 3M +
1.230%), 10/24/2023
b
68,722
144,000 5.000%,  8/1/2024
b,i
135,000
87,000 3.875%,  9/10/2024 91,867
176,000 4.023%,  12/5/2024
b
186,469
126,000 4.600%,  2/1/2025
b,i
110,275
Liberty Mutual Group, Inc.
10,000 5.000%,  6/1/2021
g
10,257
Lincoln National Corporation
40,000
4.049%,  (LIBOR 3M +
2.358%), 5/17/2066
b
24,800
Lloyds Banking Group plc
81,000 3.000%,  1/11/2022 80,770
59,000 2.858%,  3/17/2023
b
58,165
75,000 3.900%,  3/12/2024 75,909
80,000 6.657%,  5/21/2037
b,g,i
86,200
Macquarie Bank, Ltd.
93,000 6.125%,  3/28/2027
b,g,i
83,700
Mitsubishi UFJ Financial Group, Inc.
38,000 2.998%,  2/22/2022 38,740
52,000 2.623%,  7/18/2022 51,921
82,000 3.455%,  3/2/2023 83,948
36,000 3.407%,  3/7/2024 37,143
Mizuho Financial Group, Inc.
52,000 2.721%,  7/16/2023
b
52,297

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (53.7%) Value
Financials (6.2%) - continued
Morgan Stanley
$ 76,000 2.800%,  6/16/2020 $ 75,989
75,000 5.500%,  7/28/2021 77,860
37,000 2.750%,  5/19/2022 37,392
26,000 4.875%,  11/1/2022 27,297
82,000 3.125%,  1/23/2023 83,866
81,000 4.100%,  5/22/2023 83,889
36,000 2.720%,  7/22/2025
b
36,446
MPT Operating Partnership, LP
110,000 5.250%,  8/1/2026 109,450
120,000 4.625%,  8/1/2029 110,400
National Australia Bank, Ltd.
60,000 1.875%,  12/13/2022 59,641
National Bank of Canada
60,000 2.100%,  2/1/2023 59,709
Nippon Life Insurance Company
63,000 3.400%,  1/23/2050
b,g
60,480
Nomura Holdings, Inc.
48,000 2.648%,  1/16/2025 46,984
Outfront Media Cap, LLC
205,000 4.625%,  3/15/2030
g
182,450
Park Aerospace Holdings, Ltd.
18,000 4.500%,  3/15/2023
g
15,612
PNC Bank NA
75,000 2.450%,  11/5/2020 75,140
PNC Financial Services Group, Inc.
34,000 3.500%,  1/23/2024 35,265
Quicken Loans, Inc.
255,000 5.750%,  5/1/2025
g
253,725
Regions Financial Corporation
42,000 3.800%,  8/14/2023 42,521
Reinsurance Group of America, Inc.
57,000 4.700%,  9/15/2023 62,749
Royal Bank of Canada
41,000 2.250%,  11/1/2024 41,411
Royal Bank of Scotland Group plc
108,000 8.625%,  8/15/2021
b,i
105,300
34,000 6.125%,  12/15/2022 35,071
34,000 6.100%,  6/10/2023 34,958
81,000 4.269%,  3/22/2025
b
83,224
33,000 3.754%,  11/1/2029
b
30,521
Santander UK Group Holdings plc
85,000 2.875%,  8/5/2021 83,655
Santander UK plc
60,000 2.100%,  1/13/2023 58,195
Simon Property Group, LP
60,000 2.500%,  7/15/2021 59,177
35,000 2.000%,  9/13/2024 33,590
Societe Generale SA
48,000 2.625%,  10/16/2024
g
45,427
135,000 8.000%,  9/29/2025
b,g,i
123,525
Springleaf Finance Corporation
30,000 6.875%,  3/15/2025 30,214
110,000 7.125%,  3/15/2026 107,662
60,000 6.625%,  1/15/2028 56,184
Standard Chartered plc
60,000 2.744%,  9/10/2022
b,g
59,398
State Street Corporation
44,000 2.825%,  3/30/2023
b,g
44,402
41,000 2.354%,  11/1/2025
b
40,580
Sumitomo Mitsui Financial Group,
Inc.
37,000 2.784%,  7/12/2022 37,169
144,000 2.778%,  10/18/2022 146,267
48,000 2.448%,  9/27/2024 47,863
Principal
Amount Long-Term Fixed Income (53.7%) Value
Financials (6.2%) - continued
SunTrust Banks, Inc.
$ 35,000 2.900%,  3/3/2021 $ 35,079
Synchrony Financial
34,000 2.850%,  7/25/2022 32,389
42,000 4.250%,  8/15/2024 40,438
Toronto-Dominion Bank
74,000 2.550%,  1/25/2021 73,146
36,000 3.250%,  3/11/2024 37,623
Truist Financial Corporation
60,000 4.800%,  9/1/2024
b,i
51,600
UBS Group Funding Jersey, Ltd.
74,000 3.000%,  4/15/2021
g
74,143
USB Realty Corporation
84,000
2.978%,  (LIBOR 3M + 1.147%),
1/15/2022
b,g,i
63,000
Ventas Realty, LP
42,000 3.100%,  1/15/2023 41,147
34,000 3.750%,  5/1/2024 32,145
VICI Properties, LP / VICI Note
Company, Inc.
40,000 4.250%,  12/1/2026
g
36,700
30,000 3.750%,  2/15/2027
g
28,275
40,000 4.625%,  12/1/2029
g
36,400
30,000 4.125%,  8/15/2030
g
28,425
Wachovia Capital Trust II
50,000
2.331%,  (LIBOR 3M +
0.500%), 1/15/2027
b
41,000
Wells Fargo & Company
35,000 2.100%,  7/26/2021 34,951
38,000 2.625%,  7/22/2022 38,444
69,000 4.125%,  8/15/2023 71,135
80,000
3.007%,  (LIBOR 3M +
1.230%), 10/31/2023
b
76,327
36,000 3.750%,  1/24/2024 38,112
80,000 2.406%,  10/30/2025
b
78,830
Westpac Banking Corporation
60,000
2.543%,  (LIBOR 3M +
0.850%), 8/19/2021
b
58,694
40,000 2.000%,  1/13/2023 39,541
40,000 2.894%,  2/4/2030
b
38,378
Total 13,096,019
Mortgage-Backed Securities (16.8%)
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
1,392,641 3.500%,  5/1/2034 1,467,846
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
2,194,526 3.000%,  3/25/2050 2,301,809
1,325,000 3.000%,  4/1/2050
e
1,389,775
1,026,310 3.500%,  7/1/2047
e
1,088,439
1,358,898 3.000%,  8/1/2047 1,433,217
Federal National Mortgage
Association
563,421 4.500%,  5/1/2048 607,764
1,138,413 3.500%,  10/1/2048 1,202,209
983,445 3.500%,  2/1/2049 1,037,570
717,787 3.500%,  6/1/2049 758,735
1,291,009 3.500%,  8/1/2049 1,367,184
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
3,500,000 2.000%,  5/1/2035
e
3,591,875

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (53.7%) Value
Mortgage-Backed Securities (16.8%) - continued
$ 3,650,000 2.500%,  5/1/2035
e
$ 3,784,594
1,777,000 3.000%,  5/1/2035
e
1,855,997
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
7,325,000 2.500%,  5/1/2050
e
7,578,853
1,940,523 4.000%,  7/1/2048 2,072,291
3,888,000 3.000%,  5/1/2049
e
4,071,303
45,129 3.500%,  8/1/2049
e
47,639
Total 35,657,100
Technology (1.2%)
Apple, Inc.
80,000 2.400%,  1/13/2023 82,450
120,000 3.450%,  5/6/2024 129,562
Baidu, Inc.
40,000 3.000%,  6/30/2020 40,053
Broadcom Corporation
155,000 2.650%,  1/15/2023 151,369
60,000 3.125%,  1/15/2025 57,522
CommScope Technologies Finance,
LLC
195,000 6.000%,  6/15/2025
g
178,464
Dell International, LLC/ EMC
Corporation
54,000 4.000%,  7/15/2024
g
54,480
Diamond 1 Finance Corporation
112,000 5.450%,  6/15/2023
g
114,930
Diamond Sports Group, LLC
230,000 6.625%,  8/15/2027
g,l
153,812
Fiserv, Inc.
73,000 2.750%,  7/1/2024 72,584
Global Payments, Inc.
17,000 2.650%,  2/15/2025 16,851
Harland Clarke Holdings Corporation
120,000 8.375%,  8/15/2022
g
92,550
Hewlett Packard Enterprise Company
96,000 3.600%,  10/15/2020 96,117
35,000 2.250%,  4/1/2023 34,199
Intel Corporation
60,000 1.700%,  5/19/2021 59,999
35,000 3.100%,  7/29/2022 36,323
Marvell Technology Group, Ltd.
42,000 4.200%,  6/22/2023 42,936
Microsoft Corporation
76,000 2.400%,  2/6/2022 78,101
NCR Corporation
220,000 6.125%,  9/1/2029
g
205,458
NXP BV/NXP Funding, LLC
51,000 4.875%,  3/1/2024
g
54,452
Open Text Corporation
110,000 4.125%,  2/15/2030
g
103,427
Oracle Corporation
30,000 2.500%,  5/15/2022 30,497
66,000 2.500%,  4/1/2025 67,377
Panasonic Corporation
52,000 2.536%,  7/19/2022
g
51,196
Plantronics, Inc.
140,000 5.500%,  5/31/2023
g
101,850
PTC, Inc.
40,000 3.625%,  2/15/2025
g
37,400
Seagate HDD Cayman
41,000 4.250%,  3/1/2022 41,080
SS&C Technologies, Inc.
160,000 5.500%,  9/30/2027
g
165,000
Principal
Amount Long-Term Fixed Income (53.7%) Value
Technology (1.2%) - continued
Texas Instruments, Inc.
$ 30,000 1.750%,  5/1/2020 $ 29,986
66,000 1.375%,  3/12/2025 65,351
Total 2,445,376
Transportation (0.4%)
Air Canada Pass Through Trust
9,939 3.875%,  3/15/2023
g
9,248
Air Lease Corporation
40,000 2.300%,  2/1/2025 30,507
CSX Corporation
34,000 3.700%,  11/1/2023 35,781
Delta Air Lines, Inc.
41,000 2.900%,  10/28/2024 32,816
Hertz Corporation
120,000 5.500%,  10/15/2024
g
67,475
90,000 6.000%,  1/15/2028
g
47,250
J.B. Hunt Transport Services, Inc.
35,000 3.300%,  8/15/2022 33,641
NCL Corporation, Ltd.
220,000 3.625%,  12/15/2024
g
140,316
Penske Truck Leasing Company, LP
36,000 3.375%,  2/1/2022
g
36,388
Ryder System, Inc.
78,000 3.500%,  6/1/2021 77,978
Union Pacific Corporation
63,000 3.750%,  7/15/2025 67,710
United Airlines Pass Through Trust
35,000 3.700%,  12/1/2022 34,005
United Continental Holdings, Inc.
140,000 4.875%,  1/15/2025 120,400
XPO Logistics, Inc.
80,000 6.125%,  9/1/2023
g
78,300
150,000 6.750%,  8/15/2024
g
146,670
Total 958,485
Utilities (1.2%)
Alabama Power Company
38,000 2.450%,  3/30/2022 38,462
Ameren Corporation
35,000 2.700%,  11/15/2020 34,896
40,000 2.500%,  9/15/2024 38,897
Berkshire Hathaway Energy Company
42,000 4.050%,  4/15/2025
g
45,299
Calpine Corporation
210,000 4.500%,  2/15/2028
g
203,542
CenterPoint Energy, Inc.
40,000 2.500%,  9/1/2022 39,261
34,000 2.500%,  9/1/2024 33,383
Dominion Energy, Inc.
34,000 2.715%,  8/15/2021 33,539
34,000 3.071%,  8/15/2024 33,981
64,000 4.650%,  12/15/2024
b,i
57,511
DTE Energy Company
54,000 3.300%,  6/15/2022 55,343
53,000 2.529%,  10/1/2024 51,519
Duke Energy Corporation
80,000 2.400%,  8/15/2022 79,853
63,000 4.875%,  9/16/2024
b,i
52,920
Edison International
108,000 2.950%,  3/15/2023 104,484
21,000 3.550%,  11/15/2024 20,860
42,000 4.950%,  4/15/2025 41,903
Evergy , Inc.
35,000 2.450%,  9/15/2024 34,339

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (53.7%) Value
Utilities (1.2%) - continued
Eversource Energy
$ 43,000 2.500%,  3/15/2021 $ 43,157
FirstEnergy Corporation
59,000 2.850%,  7/15/2022 57,534
41,000 2.050%,  3/1/2025 39,637
Florida Power & Light Company
44,000 2.850%,  4/1/2025 46,271
Georgia Power Company
40,000 2.100%,  7/30/2023 39,007
35,000 2.200%,  9/15/2024 32,837
NextEra Energy Operating Partners,
LP
220,000 3.875%,  10/15/2026
g
209,000
NiSource, Inc.
59,000 3.650%,  6/15/2023 60,415
95,000 5.650%,  6/15/2023
b,i
84,550
Pinnacle West Capital Corporation
40,000 2.250%,  11/30/2020 40,052
PPL Capital Funding, Inc.
69,000 3.950%,  3/15/2024 71,163
PSEG Power, LLC
75,000 3.000%,  6/15/2021 75,214
Public Service Enterprise Group, Inc.
34,000 2.875%,  6/15/2024 33,892
Sempra Energy
80,000 3.550%,  6/15/2024 80,651
Southern Company
37,000 2.350%,  7/1/2021 37,094
TerraForm Power Operating, LLC
225,000 5.000%,  1/31/2028
g
235,755
TransCanada Trust
165,000 5.875%,  8/15/2076
b
129,113
Vistra Operations Company, LLC
180,000 5.000%,  7/31/2027
g
182,700
Total 2,498,034
Total Long-Term Fixed Income
(cost $120,156,635) 113,813,612
Shares
Registered Investment Companies
( 18.9% ) Value
Unaffiliated  (4.3%)
6,450 AllianzGI NFJ Dividend Interest &
Premium Strategy Fund 61,984
8,866 BlackRock Resources &
Commodities Strategy Trust 44,685
147,450 Invesco Senior Loan ETF 3,016,827
13,800 Invesco Variable Rate Preferred ETF
l
296,148
17,525 iShares S&P U.S. Preferred Stock
Index Fund 557,996
14,900 SPDR Bloomberg Barclays High Yield
Bond ETF 1,411,626
16,600 Templeton Global Income Fund 88,810
44,225 Vanguard Short-Term Corporate
Bond ETF 3,498,198
Shares
Registered Investment Companies
(18.9%) Value
Unaffiliated  (4.3%)- continued
39,553 Western Asset High Income
Opportunity Fund, Inc. $ 166,518
Total 9,142,792
Affiliated  (14.6%)
3,496,738 Thrivent Core Emerging Markets
Debt Fund 30,911,163
Total 30,911,163
Total Registered Investment
Companies (cost $43,991,230) 40,053,955
Shares Preferred Stock ( 0.7% ) Value
Communications Services (<0.1%)
2,075 AT&T, Inc., 4.750%
i
43,990
Total 43,990
Consumer Staples (0.1%)
5,280 CHS, Inc., 7.100%
b,i
121,863
Total 121,863
Energy (<0.1%)
17,735 Crestwood Equity Partners, LP,
9.250%
i
67,393
825 Energy Transfer Operating, LP,
7.600%
b,i
10,255
1,736 Nustar Logistics, LP, 8.565%
b
22,984
Total 100,632
Financials (0.6%)
1,250 Aegon Funding Corporation II,
5.100% 26,025
1,870 Agribank FCB, 6.875%
b,i
180,689
2,400 Allstate Corporation, 5.100%
i
55,440
2,200 Bank of America Corporation,
5.000%
i
51,656
2,500 Capital One Financial Corporation,
5.000%
i
50,125
1,445 Cobank ACB, 6.250%
b,i
141,610
2,775 Equitable Holdings, Inc., 5.250%
i
46,953
70 First Horizon Bank, 3.750%
b,g,i
45,500
5,000 GMAC Capital Trust I, 7.477%
b
102,550
1,950 Hartford Financial Services Group,
Inc., 7.875%
b
50,953
1,750 J.P. Morgan Chase & Company,
4.750%
i,l
40,758
3,700 Morgan Stanley, 7.125%
b,i
96,866
2,000 Regions Financial Corporation,
5.700%
b,i
47,000
425 Synovus Financial Corporation,
5.875%
b,i
8,734
213 Wells Fargo & Company, Convertible,
7.500%
i
271,366
Total 1,216,225
Total Preferred Stock
(cost $1,742,342) 1,482,710
Shares
Collateral Held for Securities Loaned
( 0.1% ) Value
227,455 Thrivent Cash Management Trust 227,455
Total Collateral Held for Securities
Loaned
(cost $227,455) 227,455

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( <0.1% ) Value
Energy (<0.1%)
5,383 Contura Energy, Inc.
m
$ 12,650
8,182 Pacific Drilling SA
m
3,518
Total 16,168
Materials (<0.1%)
3,878 Verso Corporation
m
43,744
Total 43,744
Total Common Stock
(cost $341,135) 59,912
Shares or
Principal
Amount Short-Term Investments ( 13.5% ) Value
Federal Home Loan Bank Discount
Notes
300,000 1.535%, 4/8/2020
n,o
299,996
Thrivent Core Short-Term Reserve
Fund
2,833,807 1.570% 28,281,392
Total Short-Term Investments (cost
$28,631,385) 28,581,388
Total Investments (cost
$257,000,849) 112.1% $237,727,560
Other Assets and Liabilities, Net
(12.1%) (25,694,625)
Total Net Assets 100.0% $212,032,935
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of March
31, 2020. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by
security and the reference rate and spread are indicated in
their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current
market conditions.  These securities do not indicate a reference rate and spread in their description.
c Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial
Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or delayed
delivery basis.
f In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.
g Denotes securities sold under Rule 144A of the Securities Act of
1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other
qualified institutional buyers. As of March 31, 2020, the value of these investments was $40,726,409 or 19.2% of total net
assets.
h Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 31,
2020.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Denotes interest only security.  Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets.  The principal shown is the
outstanding par amount of the pool as of the end of the period.
The actual effective yield of the security is different than the stated coupon rate.
k All or a portion of the security is insured or guaranteed.
l All or a portion of the security is on loan.
m Non-income producing security.
n The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Opportunity Income Plus
Portfolio as of March 31, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 145,788
Common Stock 71,051
Total lending $216,839
Gross amount payable upon return of
collateral for securities loaned $227,455
Net amounts due to counterparty $10,616
Definitions:
ACES - Alternative Credit Enhancement Securities
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by
State Street Global Advisors.
Reference Rate Index:
12 MTA - 12 Month Treasury Average
CMT 1Y - Constant Maturity Treasury Yield 1 Year
H15T30Y
-
U. S. Treasury Yield Curve Rate Treasury
Note Constant Maturity 30 Year
LIBOR 1W - ICE Libor USD Rate 1 Week
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
PRIME - Federal Reserve Prime Loan Rate

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2020, in valuing Opportunity Income Plus Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 2,954,966 – 2,140,633 814,333
Capital Goods 5,491,625 – 3,375,471 2,116,154
Communications Services 14,058,392 – 10,544,113 3,514,279
Consumer Cyclical 7,719,802 – 6,955,893 763,909
Consumer Non-Cyclical 9,224,013 – 9,139,462 84,551
Energy 3,037,758 – 2,817,678 220,080
Financials 4,902,110 – 4,902,110 –
Technology 4,500,904 – 2,768,457 1,732,447
Transportation 1,009,440 – 590,940 418,500
Utilities 609,518 – 360,258 249,260
Long-Term Fixed Income
Asset-Backed Securities 10,009,321 – 10,009,321 –
Basic Materials 1,561,480 – 1,561,480 –
Capital Goods 3,792,682 – 3,792,682 –
Collateralized Mortgage Obligations 21,322,244 – 21,322,244 –
Commercial Mortgage-Backed Securities 772,300 – 772,300 –
Communications Services 6,253,434 – 6,253,434 –
Consumer Cyclical 4,676,023 – 4,676,023 –
Consumer Non-Cyclical 7,145,812 – 7,145,812 –
Energy 3,625,302 – 3,625,302 –
Financials 13,096,019 – 13,096,019 –
Mortgage-Backed Securities 35,657,100 – 35,657,100 –
Technology 2,445,376 – 2,445,376 –
Transportation 958,485 – 958,485 –
Utilities 2,498,034 – 2,498,034 –
Registered Investment Companies
Unaffiliated 9,142,792 9,142,792 – –
Preferred Stock
Communications Services 43,990 43,990 – –
Consumer Staples 121,863 121,863 – –
Energy 100,632 100,632 – –
Financials 1,216,225 848,426 367,799 –
Common Stock
Energy 16,168 16,168 – –
Materials 43,744 43,744 – –
Short-Term Investments 299,996 – 299,996 –
Subtotal Investments in Securities $178,307,550 $10,317,615 $158,076,422 $9,913,513
Other Investments  * Total
Affiliated Registered Investment Companies 30,911,163
Affiliated Short-Term Investments 28,281,392
Collateral Held for Securities Loaned 227,455
Subtotal Other Investments $59,420,010
Total Investments at Value $237,727,560
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 696,242 696,242 – –
Total Asset Derivatives $696,242 $696,242 $– $–
Liability Derivatives
Futures Contracts 325,557 325,557 – –
Total Liability Derivatives $325,557 $325,557 $– $–

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
The following table presents Opportunity Income Plus Portfolio's futures contracts held as of March 31, 2020. Investments and/or cash totaling $299,996 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 70 June 2020 $ 15,151,387 $ 275,410
CBOT 5-Yr. U.S. Treasury Note 45 June 2020 5,501,734 139,438
CME Ultra Long Term U.S. Treasury Bond 10 June 2020 1,982,299 236,451
Total Futures Long Contracts $ 22,635,420 $ 651,299
CBOT 10-Yr. U.S. Treasury Note (14) June 2020 ( $ 1,861,955) ( $ 79,670)
CBOT U.S. Long Bond (12) June 2020 (1,992,617) (156,133)
CME E-mini S&P 500 Index (8) June 2020 (1,072,823) 44,943
Ultra 10-Yr. U.S. Treasury Note (11) June 2020 (1,626,590) (89,754)
Total Futures Short Contracts ( $ 6,553,985) ($280,614)
Total Futures Contracts $ 16,081,435 $370,685
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the
Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Opportunity Income Plus Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
3/31/2020
Shares Held at
3/31/2020
% of Net Assets
3/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $32,562 $2,216 $– $30,911 3,497 14.6%
Total Affiliated Registered Investment Companies 32,562 30,911 14.6
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.570% 35,398 42,561 49,608 28,281 2,834 13.3
Total Affiliated Short-Term Investments 35,398 28,281 13.3
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 370 6,482 6,625 227 227 0.1
Total Collateral Held for Securities Loaned 370 227 0.1
Total Value $68,330 $59,419
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 3/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $(3,867) – $370
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.570% (20) (50) – 154
Total Income/Non Income Cash from Affiliated Investments $524
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 3
Total Affiliated Income from Securities Loaned, Net $3
Total Value $(20) $(3,917) $–

Partner Emerging Markets Equity Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 92.2% ) Value
Bermuda (0.5%)
70,000 China Resources Gas Group, Ltd. $ 351,278
Total 351,278
Brazil (6.7%)
336,118 Banco Bradesco SA ADR 1,364,639
52,675 Lojas Renner SA 340,718
103,217 Multiplan Empreendimentos
Imobiliarios SA 384,375
202,770 Petroleo Brasileiro SA 544,378
181,302 Vale SA ADR 1,502,994
45,442 WEG SA 292,621
Total 4,429,725
Cayman Islands (18.7%)
234,000 Budweiser Brewing Company APAC,
Ltd.
a
601,784
462,000 China Resources Land, Ltd. 1,885,650
31,122 Huazhu Group, Ltd. ADR 894,135
57,300 Meituan Dianping
b
683,087
5,057 New Oriental Education & Technology
Group, Inc. ADR
b
547,370
278,800 Sands China, Ltd. 1,014,301
116,500 Tencent Holdings, Ltd. 5,758,317
70,000 Wuxi Biologics (Cayman), Inc.
a,b
893,678
Total 12,278,322
Chile (0.7%)
29,770 Banco Santander Chile SA ADR 450,420
Total 450,420
China (16.8%)
22,694 58.com, Inc. ADR
b
1,105,652
13,921 Autohome, Inc. ADR
b
988,669
114,800 China International Travel Service
Corporation, Ltd. 1,075,222
220,000 China Merchants Bank Company, Ltd. 984,230
9,295 Kweichow Moutai Company, Ltd. 1,444,513
97,200 LONGi Green Energy Technology
Company, Ltd. 337,227
154,425 Midea Group Company, Ltd. 1,045,002
305,000 Ping An Insurance Company of China,
Ltd. 2,978,709
88,282 Shanghai International Airport
Company, Ltd. 750,364
29,600 Shenzhou International Group
Holdings, Ltd. 310,506
Total 11,020,094
Hong Kong (5.2%)
220,000 AIA Group, Ltd. 1,970,021
48,500 China Mobile, Ltd. 363,473
35,130 Hong Kong Exchanges & Clearing,
Ltd. 1,052,470
Total 3,385,964
India (12.3%)
37,793 Grasim Industries, Ltd. 236,399
30,183 Hindustan Unilever, Ltd. 915,360
98,906 Housing Development Finance
Corporation 2,134,821
370,180 ITC, Ltd. 834,742
74,390 Kotak Mahindra Bank, Ltd. 1,269,749
87,121 SBI Life Insurance Company, Ltd.
a
738,348
51,303 Tata Consultancy Services, Ltd. 1,234,199
Shares Common Stock (92.2%) Value
India (12.3%) - continued
16,447 Ultra Tech Cement, Ltd. $ 703,764
Total 8,067,382
Indonesia (4.6%)
3,098,000 Astra International Tbk PT 736,550
699,100 Bank Central Asia Tbk PT 1,177,927
3,713,800 Bank Rakyat Indonesia Persero Tbk
PT 681,130
556,600 Indocement Tunggal Prakarsa Tbk PT 423,902
Total 3,019,509
Mexico (3.8%)
18,300 Fomento Economico Mexicano SAB
de CV ADR 1,107,333
63,400 Grupo Aeroportuario del Sureste, SAB
de CV 597,613
288,913 Grupo Financiero Banorte SAB de CV
ADR 791,626
Total 2,496,572
Netherlands (3.2%)
2,900 ASML Holding NV 764,484
14,515 Prosus NV
b
1,010,943
10,400 Yandex NV
b
354,120
Total 2,129,547
Philippines (2.3%)
1,693,000 Ayala Land, Inc. 999,048
405,076 Bank of the Philippine Islands 492,795
Total 1,491,843
Russian Federation (3.1%)
14,249 Lukoil ADR 839,718
48,566 NovaTek PJSC 558,601
284,498 Sberbank of Russia PJSC 660,536
Total 2,058,855
South Africa (2.3%)
10,725 Naspers, Ltd. 1,524,177
Total 1,524,177
South Korea (1.9%)
5,086 LG Chem, Ltd. 1,259,709
Total 1,259,709
Taiwan (7.5%)
546,499 Taiwan Semiconductor Manufacturing
Company, Ltd. 4,919,757
Total 4,919,757
Turkey (0.9%)
75,908 BIM Birlesik Magazalar AS 575,630
Total 575,630
United States (1.7%)
1,340 Mercadolibre, Inc.
b
654,697
10,258 Yum China Holding, Inc. 437,299
Total 1,091,996
Total Common Stock
(cost $60,795,311) 60,550,780

Partner Emerging Markets Equity Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Preferred Stock ( 7.0% ) Value
South Korea (7.0%)
140,480 Samsung Electronics Company, Ltd. $ 4,577,911
Total 4,577,911
Total Preferred Stock
(cost $2,189,038) 4,577,911
Shares Short-Term Investments ( 1.0% )
Thrivent Core Short-Term Reserve
Fund
65,572 1.570% 654,410
Total Short-Term Investments (cost
$653,902) 654,410
Total Investments (cost
$63,638,251) 100.2% $65,783,101
Other Assets and Liabilities,
Net (0.2%) (142,094)
Total Net Assets 100.0% $65,641,007
a Denotes securities sold under Rule 144A of the Securities Act of
1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other
qualified institutional buyers. As of March 31, 2020, the value of these investments was $2,233,810 or 3.4% of total net assets.
b Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S.
depository bank.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2020, in valuing Partner Emerging Markets Equity Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 10,094,408 2,448,441 7,645,967 –
Consumer Discretionary 7,738,887 2,533,501 5,205,386 –
Consumer Staples 5,479,362 1,107,333 4,372,029 –
Energy 2,293,975 – 2,293,975 –
Financials 17,758,364 1,815,059 15,943,305 –
Health Care 893,678 – 893,678 –
Industrials 3,526,248 – 3,526,248 –
Information Technology 6,918,440 – 6,918,440 –
Materials 4,126,768 1,502,994 2,623,774 –
Real Estate 1,383,423 – 1,383,423 –
Utilities 337,227 – 337,227 –
Preferred Stock
Information Technology 4,577,911 – 4,577,911 –
Subtotal Investments in Securities $65,128,691 $9,407,328 $55,721,363 $–
Other Investments  * Total
Affiliated Short-Term Investments 654,410
Subtotal Other Investments $654,410
Total Investments at Value $65,783,101
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Partner Emerging Markets Equity Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the
Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Partner Emerging Markets Equity
Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
3/31/2020
Shares Held at
3/31/2020
% of Net Assets
3/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.570% $733 $4,973 $5,050 $654 66 1.0%
Total Affiliated Short-Term Investments 733 654 1.0
Total Value $733 $654
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 3/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.570% $(3) $1 – $4
Total Income/Non Income Cash from Affiliated Investments $4
Total Value $(3) $1 $–

Partner Growth Stock Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 97.4% ) Value
Communications Services (13.5%)
6,375 Alphabet, Inc., Class A
a
$ 7,407,431
5,545 Alphabet, Inc., Class C
a
6,447,782
67,715 Facebook, Inc.
a
11,294,862
6,736 IAC/ InterActiveCorp
a
1,207,293
11,706 Match Group, Inc.
a
773,064
10,802 Spotify Technology SA
a
1,311,795
40,600 Tencent Holdings, Ltd. 2,006,761
Total 30,448,988
Consumer Discretionary (21.5%)
32,628 Alibaba Group Holding, Ltd. ADR
a
6,345,494
10,430 Amazon.com, Inc.
a
20,335,580
19,407 Aptiv plc 955,601
970 Booking Holdings, Inc.
a
1,304,960
8,792 Carvana Company
a
484,351
1,909 Chipotle Mexican Grill, Inc.
a
1,249,250
16,468 Dollar Tree, Inc.
a
1,209,904
33,921 Dollarama , Inc. 941,005
14,304 Ferrari NV 2,182,361
32,423 Las Vegas Sands Corporation 1,377,005
9,346 Lululemon Athletica , Inc.
a
1,771,534
12,078 Marriott International, Inc. 903,555
15,832 Netflix, Inc.
a
5,944,916
15,770 Ross Stores, Inc. 1,371,517
3,990 Ulta Beauty, Inc.
a
701,043
23,739 Wynn Resorts, Ltd. 1,428,850
Total 48,506,926
Energy (0.4%)
9,035 Concho Resources, Inc. 387,150
7,346 Pioneer Natural Resources Company 515,322
Total 902,472
Financials (2.3%)
11,566 Chubb, Ltd. 1,291,807
6,110 Goldman Sachs Group, Inc. 944,545
1,843 MSCI, Inc. 532,553
5,962 S&P Global, Inc. 1,460,988
23,461 TD Ameritrade Holding Corporation 813,158
9,286 XP, Inc.
a
179,127
Total 5,222,178
Health Care (13.6%)
16,100 AbbVie, Inc. 1,226,659
22,645 Alcon, Inc.
a
1,160,120
10,207 Anthem, Inc. 2,317,397
7,661 Becton, Dickinson and Company 1,760,268
4,882 Biogen, Inc.
a
1,544,567
49,186 Centene Corporation
a
2,922,140
15,105 Cigna Holding Company 2,676,304
17,538 HCA Healthcare, Inc. 1,575,789
2,200 Humana, Inc. 690,844
7,784 Incyte Corporation
a
570,022
6,848 Intuitive Surgical, Inc.
a
3,391,198
19,048 Stryker Corporation 3,171,302
17,144 UnitedHealth Group, Inc. 4,275,371
14,081 Vertex Pharmaceuticals, Inc.
a
3,350,574
Total 30,632,555
Industrials (8.0%)
13,838 Boeing Company 2,063,800
5,700 Cintas Corporation 987,354
11,229 Equifax, Inc. 1,341,304
28,585 Fortive Corporation 1,577,606
190,737 General Electric Company 1,514,452
11,113 JB Hunt Transport Services, Inc. 1,024,952
Shares Common Stock (97.4%) Value
Industrials (8.0%) - continued
7,507 Linde Public Limited Company $ 1,298,711
8,116 Roper Industries, Inc. 2,530,650
3,693 Teledyne Technologies, Inc.
a
1,097,818
34,795 TransUnion 2,302,733
7,200 Union Pacific Corporation 1,015,488
25,687 Wabtec Corporation 1,236,315
Total 17,991,183
Information Technology (37.5%)
2,700 Adobe, Inc.
a
859,248
33,298 Advanced Micro Devices, Inc.
a
1,514,393
42,678 Apple, Inc. 10,852,589
9,486 ASML Holding NV GDR 2,481,917
17,300 Datadog , Inc.
a
622,454
39,222 Fidelity National Information
Services, Inc. 4,770,964
33,990 Fiserv, Inc.
a
3,228,710
19,592 Global Payments, Inc. 2,825,754
8,421 Hexagon AB 356,084
15,515 Intuit, Inc. 3,568,450
76,973 Marvell Technology Group, Ltd. 1,741,899
31,233 MasterCard, Inc. 7,544,643
100,283 Microsoft Corporation 15,815,632
4,841 NVIDIA Corporation 1,276,088
5,773 Paycom Software, Inc.
a
1,166,204
27,688 PayPal Holdings, Inc.
a
2,650,849
28,307 Salesforce.com, Inc.
a
4,075,642
8,056 ServiceNow , Inc.
a
2,308,688
33,066 Slack Technologies, Inc.
a
887,491
136,067 Snap, Inc.
a
1,617,837
17,089 Splunk , Inc.
a
2,157,144
8,936 Temenos AG 1,164,804
51,210 Visa, Inc. 8,250,955
14,228 VMware, Inc.
a
1,723,011
8,480 Workday, Inc.
a
1,104,266
Total 84,565,716
Utilities (0.6%)
11,880 Sempra Energy 1,342,321
Total 1,342,321
Total Common Stock
(cost $144,746,889) 219,612,339
Shares Preferred Stock ( 0.1% ) Value
Consumer Discretionary (0.1%)
2,943 Airbnb, Inc., Series D, Convertible
a,b
224,021
Total 224,021
Total Preferred Stock
(cost $119,819) 224,021
Shares Short-Term Investments ( 3.6% ) Value
Thrivent Core Short-Term Reserve
Fund
811,994 1.570% 8,103,704
Total Short-Term Investments (cost
$8,094,495) 8,103,704
Total Investments (cost
$152,961,203) 101.1% $227,940,064
Other Assets and Liabilities, Net
(1.1%) (2,566,043)
Total Net Assets 100.0% $225,374,021

Partner Growth Stock Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

a Non-income producing security.
b Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial
Statements.
Definitions:
ADR - American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S.
depository bank.
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Partner Growth Stock Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2020, in valuing Partner Growth Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 30,448,988 28,442,227 2,006,761 –
Consumer Discretionary 48,506,926 47,565,921 941,005 –
Energy 902,472 902,472 – –
Financials 5,222,178 5,222,178 – –
Health Care^ 30,632,555 29,472,435 1,160,120 –
Industrials 17,991,183 17,991,183 – –
Information Technology 84,565,716 83,044,828 1,520,888 –
Utilities 1,342,321 1,342,321 – –
Preferred Stock
Consumer Discretionary 224,021 – – 224,021
Subtotal Investments in Securities $219,836,360 $213,983,565 $5,628,774 $224,021
Other Investments  * Total
Affiliated Short-Term Investments 8,103,704
Subtotal Other Investments $8,103,704
Total Investments at Value $227,940,064
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the
Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Partner Growth Stock Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
3/31/2020
Shares Held at
3/31/2020
% of Net Assets
3/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.570% $827 $23,785 $16,507 $8,104 812 3.6%
Total Affiliated Short-Term Investments 827 8,104 3.6
Total Value $827 $8,104
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 3/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.570% $(10) $9 – $8
Total Income/Non Income Cash from Affiliated Investments $8
Total Value $(10) $9 $–

Partner Healthcare Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 99.2% ) Value
Biotechnology (20.9%)
2,543 10X Genomics, Inc.
a
$ 158,480
5,702 ACADIA Pharmaceuticals, Inc.
a
240,909
19,840 Acceleron Pharma, Inc.
a
1,783,021
12,941 Agios Pharmaceuticals, Inc.
a
459,147
11,959 Alexion Pharmaceuticals, Inc.
a
1,073,799
16,209 Allakos , Inc.
a
721,138
3,936 Allogene Therapeutics, Inc.
a
76,516
16,419 Alnylam Pharmaceuticals, Inc.
a
1,787,208
32,471 Amgen, Inc. 6,582,846
6,025 Arcutis Biotherapeutics , Inc.
a
179,545
16,117 Arena Pharmaceuticals, Inc.
a
676,914
10,516 Atreca , Inc.
a
174,040
7,884 Biogen, Inc.
a
2,494,340
30,465 BioMarin Pharmaceutical, Inc.
a
2,574,292
5,212 Blueprint Medicines Corporation
a
304,798
3,933 ChemoCentryx , Inc.
a
158,028
7,700 Dicerna Pharmaceuticals, Inc.
a
141,449
4,658 Eidos Therapeutics, Inc.
a
228,195
3,245 Galapagos NV ADR
a
635,760
3,833 Genfit ADR
a
55,233
7,680 Genmab AS
a
1,542,671
21,248 Genmab AS ADR
a
450,245
40,712 Gilead Sciences, Inc. 3,043,629
14,935 Halozyme Therapeutics, Inc.
a
268,681
9,800 Immunomedics , Inc.
a
132,104
18,067 Immunovant , Inc.
a
281,213
14,098 Incyte Corporation
a
1,032,397
2,400 Kodiak Sciences, Inc.
a
114,480
5,456 Mirati Therapeutics, Inc.
a
419,403
11,469 Molecular Templates, Inc.
a
152,423
18,895 Neurocrine Biosciences, Inc.
a
1,635,362
5,702 NextCure , Inc.
a
211,373
4,388 Passage Bio, Inc.
a
69,111
41,575 PPD, Inc.
a
740,451
2,324 Principia Biopharma, Inc.
a
137,999
26,498 Ra Pharmaceuticals, Inc.
a
1,272,169
4,450 RAPT Therapeutics, Inc.
a
94,651
4,300 Regeneron Pharmaceuticals, Inc.
a
2,099,647
4,562 Sarepta Therapeutics, Inc.
a
446,255
32,683 Seattle Genetics, Inc.
a
3,770,965
11,877 Syndax Pharmaceuticals, Inc.
a
130,291
3,822 Urovant Sciences, Ltd.
a
35,239
22,043 Vertex Pharmaceuticals, Inc.
a
5,245,132
Total 43,831,549
Health Care Distributors (0.3%)
7,300 AmerisourceBergen Corporation 646,050
Total 646,050
Health Care Equipment (28.1%)
115,715 Abbott Laboratories 9,131,071
5,604 ABIOMED, Inc.
a
813,477
74,043 Avantor , Inc.
a
924,797
65,155 Baxter International, Inc. 5,289,934
9,409 Becton, Dickinson and Company 2,161,906
146,343 Boston Scientific Corporation
a
4,775,172
5,077 Cerner Corporation 319,800
608,250 ConvaTec Group plc
b
1,398,514
27,568 Edwards Lifesciences Corporation
a
5,199,876
19,793 Envista Holdings Corporation
a
295,707
9,054 Intuitive Surgical, Inc.
a
4,483,631
15,924 Masimo Corporation
a
2,820,459
75,426 Medtronic plc 6,801,917
7,669 Nevro Corporation
a
766,747
13,118 ResMed , Inc. 1,932,150
2,373 SI-BONE, Inc.
a
28,357
Shares Common Stock (99.2%) Value
Health Care Equipment (28.1%) - continued
5,114 Silk Road Medical, Inc.
a
$ 160,989
31,864 Stryker Corporation 5,305,037
10,008 Teleflex, Inc. 2,930,943
22,418 Varian Medical Systems, Inc.
a
2,301,432
12,585 Zimmer Biomet Holdings, Inc. 1,272,092
Total 59,114,008
Health Care Facilities (1.5%)
19,965 Encompass Health Corporation 1,278,359
21,275 HCA Healthcare, Inc. 1,911,559
Total 3,189,918
Health Care Services (5.6%)
9,571 Amedisys , Inc.
a
1,756,661
27,643 Cigna Holding Company 4,897,787
10,341 LHC Group, Inc.
a
1,449,808
6,627 Quest Diagnostics, Inc. 532,148
20,352 Teladoc Health, Inc.
a
3,154,764
Total 11,791,168
Health Care Supplies (1.5%)
60,266 Alcon, Inc.
a
3,062,718
Total 3,062,718
Life Sciences Tools & Services (4.2%)
14,963 Agilent Technologies, Inc. 1,071,650
7,571 Illumina, Inc.
a
2,067,791
13,863 IQVIA Holding, Inc.
a
1,495,263
10,778 Thermo Fisher Scientific, Inc. 3,056,641
87,840 WuXi AppTec Company, Ltd.
b
1,067,773
Total 8,759,118
Managed Health Care (14.7%)
21,531 Anthem, Inc. 4,888,398
42,683 Centene Corporation
a
2,535,797
16,439 Humana, Inc. 5,162,175
73,762 UnitedHealth Group, Inc. 18,394,768
Total 30,981,138
Pharmaceuticals (22.4%)
11,339 Alector , Inc.
a
273,610
12,164 Apellis Pharmaceuticals, Inc.
a
325,873
21,354 AstraZeneca plc 1,902,613
85,228 Bristol-Myers Squibb Company 4,750,609
19,368 Corbus Pharmaceuticals Holdings,
Inc.
a
101,488
16,200 Eisai Company, Ltd. 1,184,988
38,639 Eli Lilly and Company 5,360,002
51,517 GlaxoSmithKline plc 966,671
444,000 Hansoh Pharmaceutical Group
Company, Ltd.
a,b
1,483,614
183,000 Hua Medicine
a,b
71,994
37,428 Johnson & Johnson 4,907,934
72,862 Merck & Company, Inc. 5,606,002
13,216 Merck KGaA 1,334,316
7,417 MyoKardia , Inc.
a
347,709
12,781 Nektar Therapeutics
a
228,141
145,042 Pfizer, Inc. 4,734,171
2,274 Reata Pharmaceuticals, Inc.
a
328,229
6,502 Roche Holding AG 2,091,967
35,799 Sanofi 3,099,297
28,461 Sanofi ADR 1,244,315
7,166 Tricida , Inc.
a
157,652
62,500 Wuxi Biologics (Cayman), Inc.
a,b
797,927

Partner Healthcare Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

a
Shares Common Stock (99.2%) Value
Pharmaceuticals (22.4%) - continued
49,029 Zoetis, Inc. $ 5,770,223
Total 47,069,345
Total Common Stock
(cost $175,908,432) 208,445,012
Shares Short-Term Investments ( 1.3% ) Value
Thrivent Core Short-Term Reserve
Fund
277,667 1.570% 2,771,121
Total Short-Term Investments (cost
$2,769,148) 2,771,121
Total Investments (cost
$178,677,580) 100.5% $211,216,133
Other Assets and Liabilities, Net
(0.5%) (1,026,111)
Total Net Assets 100.0% $210,190,022
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities Act of
1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other
qualified institutional buyers. As of March 31, 2020, the value of these investments was $4,819,822 or 2.3% of total net assets.
Definitions:
ADR - American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S.
depository bank.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2020, in valuing Partner Healthcare Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Biotechnology 43,831,549 42,288,878 1,542,671 –
Health Care Distributors 646,050 646,050 – –
Health Care Equipment 59,114,008 57,715,494 1,398,514 –
Health Care Facilities 3,189,918 3,189,918 – –
Health Care Services 11,791,168 11,791,168 – –
Health Care Supplies 3,062,718 3,062,718 – –
Life Sciences Tools & Services 8,759,118 7,691,345 1,067,773 –
Managed Health Care 30,981,138 30,981,138 – –
Pharmaceuticals 47,069,345 34,135,958 12,933,387 –
Subtotal Investments in Securities $208,445,012 $191,502,667 $16,942,345 $–
Other Investments  * Total
Affiliated Short-Term Investments 2,771,121
Subtotal Other Investments $2,771,121
Total Investments at Value $211,216,133
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the
Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Partner Healthcare Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
3/31/2020
Shares Held at
3/31/2020
% of Net Assets
3/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.570% $305 $11,981 $9,510 $2,771 278 1.3%
Total Affiliated Short-Term Investments 305 2,771 1.3
Total Value $305 $2,771

Partner Healthcare Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 3/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.570% $(7) $2 – $10
Total Income/Non Income Cash from Affiliated Investments $10
Total Value $(7) $2 $–

Real Estate Securities Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 99.3% ) Value
Diversified REITs (4.6%)
12,736 American Assets Trust, Inc. $ 318,400
42,667 Cousins Properties, Inc. 1,248,863
86,570 Duke Realty Corporation 2,803,136
25,274 Spirit Realty Capital, Inc. 660,915
61,440 Store Capital Corporation 1,113,293
125,320 VEREIT, Inc. 612,815
3,484 WP Carey, Inc. 202,351
Total 6,959,773
Health Care REITs (7.7%)
29,462 Healthcare Realty Trust, Inc. 822,874
55,525 Healthcare Trust of America, Inc. 1,348,147
128,203 Healthpeak Properties, Inc. 3,057,641
51,544 Medical Properties Trust, Inc. 891,196
13,455 Omega Healthcare Investors, Inc. 357,096
35,476 Physicians Realty Trust 494,535
48,398 Ventas, Inc. 1,297,066
70,601 Welltower, Inc. 3,232,114
Total 11,500,669
Hotel & Resort REITs (3.0%)
151,351 Host Hotels & Resorts, Inc. 1,670,915
51,182 MGM Growth Properties LLC 1,211,478
45,500 Park Hotels & Resorts, Inc. 359,905
13,445 Pebblebrook Hotel Trust 146,416
30,634 RLJ Lodging Trust 236,495
11,587 Ryman Hospitality Properties 415,394
55,189 Sunstone Hotel Investors, Inc. 480,696
Total 4,521,299
Industrial REITs (15.6%)
74,192 Americold Realty Trust 2,525,496
5,724 EastGroup Properties, Inc. 598,044
38,996 First Industrial Realty Trust, Inc. 1,295,837
170,550 Prologis, Inc. 13,707,103
48,514 Rexford Industrial Realty, Inc. 1,989,559
8,208 SBA Communications Corporation 2,215,914
27,933 STAG Industrial, Inc. 629,051
10,145 Terreno Realty Corporation 525,004
Total 23,486,008
Office REITs (10.5%)
33,873 Alexandria Real Estate Equities, Inc. 4,642,634
29,483 Boston Properties, Inc. 2,719,217
17,007 Corporate Office Properties Trust 376,365
39,590 Douglas Emmett, Inc. 1,207,891
25,312 Highwoods Properties, Inc. 896,551
69,676 Hudson Pacific Properties, Inc. 1,766,983
21,108 JBG SMITH Properties 671,868
35,146 Kilroy Realty Corporation 2,238,800
15,741 SL Green Realty Corporation 678,437
14,954 Vornado Realty Trust 541,484
Total 15,740,230
Real Estate Operating Companies (0.3%)
29,737 Essential Properties Realty Trust, Inc. 388,365
Total 388,365
Residential REITs (22.8%)
21,262 American Campus Communities, Inc. 590,021
95,894 American Homes 4 Rent 2,224,741
34,237 Apartment Investment &
Management Company 1,203,431
33,438 AvalonBay Communities, Inc. 4,921,071
30,131 Camden Property Trust 2,387,580
55,930 Equity Lifestyle Properties, Inc. 3,214,856
Shares Common Stock (99.3%) Value
Residential REITs (22.8%) - continued
78,477 Equity Residential $ 4,842,816
15,985 Essex Property Trust, Inc. 3,520,536
173,746 Invitation Homes, Inc. 3,712,952
19,505 Mid-America Apartment
Communities, Inc. 2,009,600
28,918 Sun Communities, Inc. 3,610,412
54,324 UDR, Inc. 1,984,999
Total 34,223,015
Retail REITs (7.2%)
20,613 Acadia Realty Trust 255,395
17,497 Agree Realty Corporation 1,083,064
53,491 Brixmor Property Group, Inc. 508,164
12,395 Federal Realty Investment Trust 924,791
38,787 Kimco Realty Corporation 375,070
34,214 National Retail Properties, Inc. 1,101,349
29,469 Realty Income Corporation 1,469,324
44,697 Regency Centers Corporation 1,717,706
44,096 Simon Property Group, Inc. 2,419,107
48,606 SITE Centers Corporation 253,237
25,301 Urban Edge Properties 222,902
27,842 Weingarten Realty Investors 401,760
Total 10,731,869
Specialized REITs (27.6%)
24,721 American Tower Corporation 5,382,998
6,142 CoreSite Realty Corporation 711,858
24,479 Crown Castle International
Corporation 3,534,768
46,586 CubeSmart 1,248,039
29,259 CyrusOne, Inc. 1,806,743
33,822 Digital Realty Trust, Inc. 4,698,214
19,484 Equinix, Inc. 12,169,122
33,370 Extra Space Storage, Inc. 3,195,511
19,759 Four Corners Property Trust, Inc. 369,691
17,709 Gaming and Leisure Properties, Inc. 490,716
8,574 GDS Holdings, Ltd. ADR
a
497,035
7,353 Life Storage, Inc. 695,226
9,965 National Storage Affiliates Trust 294,964
15,904 Public Storage, Inc. 3,158,693
15,594 QTS Realty Trust, Inc. 904,608
110,720 VICI Properties, Inc. 1,842,381
27,139 Weyerhaeuser Company 460,006
Total 41,460,573
Total Common Stock
(cost $137,817,043) 149,011,801
Shares Short-Term Investments ( 0.4% ) Value
Thrivent Core Short-Term Reserve
Fund
64,718 1.570% 645,886
Total Short-Term Investments (cost
$645,239) 645,886
Total Investments (cost
$138,462,282) 99.7% $149,657,687
Other Assets and Liabilities, Net
0.3% 480,731
Total Net Assets 100.0% $150,138,418
a Non-income producing security.

Real Estate Securities Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Definitions:
ADR - American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S.
depository bank.
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2020, in valuing Real Estate Securities Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Diversified REITs 6,959,773 6,959,773 – –
Health Care REITs 11,500,669 11,500,669 – –
Hotel & Resort REITs 4,521,299 4,521,299 – –
Industrial REITs 23,486,008 23,486,008 – –
Office REITs 15,740,230 15,740,230 – –
Real Estate Operating Companies 388,365 388,365 – –
Residential REITs 34,223,015 34,223,015 – –
Retail REITs 10,731,869 10,731,869 – –
Specialized REITs 41,460,573 41,460,573 – –
Subtotal Investments in Securities $149,011,801 $149,011,801 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 645,886
Subtotal Other Investments $645,886
Total Investments at Value $149,657,687
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the
Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Real Estate Securities Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
3/31/2020
Shares Held at
3/31/2020
% of Net Assets
3/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.570% $1,173 $5,991 $6,518 $646 65 0.4%
Total Affiliated Short-Term Investments 1,173 646 0.4
Total Value $1,173 $646
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 3/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.570% $(1) $1 – $3
Total Income/Non Income Cash from Affiliated Investments $3
Total Value $(1) $1 $–

Small Cap Growth Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 99.0% ) Value
Communications Services (0.2%)
13,001 ORBCOMM, Inc.
a
$ 31,722
Total 31,722
Consumer Discretionary (11.3%)
1,586 Bright Horizons Family Solutions,
Inc.
a
161,772
786 Burlington Stores, Inc.
a
124,549
8,137 Cooper-Standard Holdings, Inc.
a
83,567
9,489 Duluth Holdings, Inc.
a,b
38,051
4,011 Etsy, Inc.
a
154,183
3,570 Five Below, Inc.
a
251,256
470 Grand Canyon Education, Inc.
a
35,854
3,024 Ollie's Bargain Outlet Holdings, Inc.
a
140,132
6,638 Planet Fitness, Inc.
a
323,271
14,145 Playa Hotels and Resorts NV
a
24,754
9,154 Red Rock Resorts, Inc. 78,267
3,151 Skyline Corporation
a
49,408
5,348 Texas Roadhouse, Inc. 220,872
4,318 Wingstop , Inc. 344,145
Total 2,030,081
Consumer Staples (3.5%)
1,999 Casey's General Stores, Inc. 264,847
7,168 Simply Good Foods Company
a
138,056
10,327 Turning Point Brands, Inc. 218,003
Total 620,906
Energy (0.2%)
11,411 Nine Energy Service, Inc.
a
9,224
5,964 Talos Energy, Inc.
a
34,293
Total 43,517
Financials (7.0%)
5,169 Ameris Bancorp 122,815
2,283 Assured Guaranty, Ltd. 58,879
4,336 Essent Group, Ltd. 114,210
34,682 Everi Holdings, Inc.
a
114,451
4,130 Hamilton Lane, Inc.
b
228,430
1,394 Interactive Brokers Group, Inc. 60,179
4,806 Prosight Global, Inc.
a
46,859
3,882 Santander Consumer USA Holdings,
Inc. 53,999
5,769 Seacoast Banking Corporation of
Florida
a
105,630
5,206 Spirit of Texas Bancshares, Inc.
a
53,830
368 SVB Financial Group
a
55,597
2,369 TMX Group, Ltd. 176,366
1,868 Western Alliance Bancorp 57,180
Total 1,248,425
Health Care (27.8%)
4,072 Aerie Pharmaceuticals, Inc.
a
54,972
2,741 Agios Pharmaceuticals, Inc.
a
97,251
1,448 Arena Pharmaceuticals, Inc.
a
60,816
508 Argenx SE ADR
a
66,919
11,420 Axonics Modulation Technologies,
Inc.
a,b
290,182
2,206 Biohaven Pharmaceutical Holding
Company, Ltd.
a
75,070
1,353 Bio- Techne Corporation 256,556
6,613 Catalent , Inc.
a
343,545
4,571 Guardant Health, Inc.
a
318,142
6,672 Halozyme Therapeutics, Inc.
a
120,029
3,079 Immunomedics , Inc.
a
41,505
4,810 Inspire Medical Systems, Inc.
a
289,947
4,165 LHC Group, Inc.
a
583,933
Shares Common Stock (99.0%) Value
Health Care (27.8%) - continued
1,235 Ligand Pharmaceuticals, Inc.
a,b
$ 89,809
605 Mesa Laboratories, Inc.
b
136,784
8,681 Natera , Inc.
a
259,215
1,922 Neurocrine Biosciences, Inc.
a
166,349
1,741 Nevro Corporation
a
174,065
11,150 Optinose , Inc.
a
50,064
2,620 Repligen Corporation
a
252,935
646 Sage Therapeutics, Inc.
a
18,553
5,681 Silk Road Medical, Inc.
a
178,838
6,437 Tactile Systems Technology, Inc.
a
258,510
930 Teleflex, Inc. 272,360
2,657 Veeva Systems, Inc.
a
415,475
3,962 Wright Medical Group NV
a
113,511
Total 4,985,335
Industrials (14.8%)
5,481 Aerojet Rocketdyne Holdings, Inc.
a
229,270
7,131 Altra Industrial Motion Corporation 124,721
3,973 ASGN, Inc.
a
140,326
5,680 Casella Waste Systems, Inc.
a
221,861
4,120 Chart Industries, Inc.
a
119,398
844 Heico Corporation 62,971
2,469 John Bean Technologies Corporation 183,373
1,992 Lincoln Electric Holdings, Inc.
b
137,448
1,747 Mercury Systems, Inc.
a
124,631
11,151 Meritor, Inc.
a
147,751
583 Nordson Corporation 78,746
9,352 Ritchie Brothers Auctioneers, Inc. 319,651
2,773 Saia, Inc.
a
203,926
2,405 SiteOne Landscape Supply, Inc.
a
177,056
428 Trex Company, Inc.
a
34,300
786 Watsco , Inc. 124,212
10,576 Willdan Group, Inc.
a
226,009
Total 2,655,650
Information Technology (31.8%)
2,453 Alteryx , Inc.
a
233,452
5,609 Avalara, Inc.
a
418,431
6,993 Bandwidth, Inc.
a,b
470,559
3,920 Blackline, Inc.
a
206,231
5,262 Cognex Corporation 222,162
2,757 Coupa Software, Inc.
a
385,236
4,933 Descartes Systems Group, Inc.
a
169,646
4,784 Dolby Laboratories, Inc. 259,341
6,270 Five9, Inc.
a
479,404
3,043 Guidewire Software, Inc.
a
241,340
1,279 Inphi Corporation
a
101,258
9,007 Lattice Semiconductor Corporation
a
160,505
3,092 MKS Instruments, Inc. 251,843
4,010 Monolithic Power Systems, Inc. 671,515
4,545 Nova Measuring Instruments, Ltd.
a
148,394
2,342 Novanta , Inc.
a
187,079
2,400 Proofpoint , Inc.
a
246,216
4,717 Q2 Holdings, Inc.
a,b
278,586
958 Rogers Corporation
a
90,454
12,357 SailPoint Technologies Holdings, Inc.
a
188,074
455 Tyler Technologies, Inc.
a
134,935
4,893 Virtusa Corporation
a
138,961
Total 5,683,622
Materials (0.9%)
9,034 Louisiana-Pacific Corporation 155,204
Total 155,204
Real Estate (1.5%)
1,204 CoreSite Realty Corporation 139,543

Small Cap Growth Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.0%) Value
Real Estate (1.5%) - continued
3,289 Rexford Industrial Realty, Inc. $ 134,882
Total 274,425
Total Common Stock
(cost $20,102,795) 17,728,887
Shares
Collateral Held for Securities Loaned
( 8.3% ) Value
1,483,437 Thrivent Cash Management Trust 1,483,437
Total Collateral Held for Securities
Loaned
(cost $1,483,437) 1,483,437
Shares Short-Term Investments ( 1.2% ) Value
Thrivent Core Short-Term Reserve
Fund
21,737 1.570% 216,934
Total Short-Term Investments (cost
$216,696) 216,934
Total Investments (cost
$21,802,928) 108.5% $19,429,258
Other Assets and Liabilities, Net
(8.5%) (1,529,115)
Total Net Assets 100.0% $17,900,143
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Growth Portfolio as of
March 31, 2020:
Securities Lending Transactions
Common Stock $ 1,447,066
Total lending $1,447,066
Gross amount payable upon return of
collateral for securities loaned $1,483,437
Net amounts due to counterparty $36,371
Definitions:
ADR - American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S.
depository bank.

Small Cap Growth Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2020, in valuing Small Cap Growth Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 31,722 31,722 – –
Consumer Discretionary 2,030,081 2,030,081 – –
Consumer Staples 620,906 620,906 – –
Energy 43,517 43,517 – –
Financials 1,248,425 1,072,059 176,366 –
Health Care 4,985,335 4,985,335 – –
Industrials 2,655,650 2,655,650 – –
Information Technology 5,683,622 5,683,622 – –
Materials 155,204 155,204 – –
Real Estate 274,425 274,425 – –
Subtotal Investments in Securities $17,728,887 $17,552,521 $176,366 $–
Other Investments  * Total
Affiliated Short-Term Investments 216,934
Collateral Held for Securities Loaned 1,483,437
Subtotal Other Investments $1,700,371
Total Investments at Value $19,429,258
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the
Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Growth Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
3/31/2020
Shares Held at
3/31/2020
% of Net Assets
3/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.570% $1,003 $3,150 $3,936 $217 22 1.2%
Total Affiliated Short-Term Investments 1,003 217 1.2
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 1,532 4,557 4,606 1,483 1,483 8.3
Total Collateral Held for Securities Loaned 1,532 1,483 8.3
Total Value $2,535 $1,700
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 3/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.570% $0 $0 – $3
Total Income/Non Income Cash from Affiliated Investments $3
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 2
Total Affiliated Income from Securities Loaned, Net $2
Total Value $0 $0 $–

Small Cap Index Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 97.6% ) Value
Communications Services (2.5%)
9,117 ATN International, Inc. $ 535,259
42,257 Cincinnati Bell, Inc.
a
618,642
34,932 Cogent Communications Holdings 2,863,376
60,404 Consolidated Communications
Holdings, Inc. 274,838
45,672 E.W. Scripps Company 344,367
109,798 Gannett Company, Inc. 162,501
81,303 Iridium Communications, Inc.
a
1,815,496
38,638 QuinStreet , Inc.
a
311,036
25,761 Scholastic Corporation 656,648
39,277 Shenandoah Telecommunications
Company 1,934,392
14,695 Spok Holdings, Inc. 157,090
191,142 Vonage Holdings Corporation
a
1,381,957
Total 11,055,602
Consumer Discretionary (11.3%)
52,596 Abercrombie & Fitch Company
b
478,098
94,265 American Axle & Manufacturing
Holdings, Inc.
a
340,297
12,905 American Public Education, Inc.
a
308,817
5,168 America's Car-Mart, Inc.
a
291,217
16,215 Asbury Automotive Group, Inc.
a
895,554
32,382 Barnes & Noble Education, Inc.
a
44,039
32,699 Big Lots, Inc.
b
464,980
16,060 BJ's Restaurants, Inc. 223,073
72,801 Bloomin ' Brands, Inc. 519,799
23,939 Boot Barn Holdings, Inc.
a
309,531
23,927 Buckle, Inc.
b
328,039
34,123 Caleres , Inc. 177,440
78,870 Callaway Golf Company 806,051
18,211 Cato Corporation 194,311
7,196 Cavco Industries, Inc.
a
1,042,988
23,837 Century Communities, Inc.
a
345,875
99,414 Chico's FAS, Inc. 128,244
12,160 Children's Place, Inc.
b
237,850
13,925 Chuy's Holdings, Inc.
a
140,225
15,987 Conn's, Inc.
a
66,826
42,059 Cooper Tire & Rubber Company 685,562
14,113 Cooper-Standard Holdings, Inc.
a
144,940
38,189 Core-Mark Holding Company, Inc. 1,091,060
57,495 Crocs, Inc.
a
976,840
25,839 Dave & Buster's Entertainment, Inc.
b
337,974
46,242 Designer Brands, Inc. 230,285
14,073 Dine Brands Global, Inc. 403,614
24,450 Dorman Products, Inc.
a
1,351,351
16,372 El Pollo Loco Holdings, Inc.
a
138,343
20,501 Ethan Allen Interiors, Inc. 209,520
56,376 Express, Inc.
a
84,000
16,971 Fiesta Restaurant Group, Inc.
a
68,393
38,950 Fossil, Inc.
a,b
128,145
14,771 Foundation Building Materials, Inc.
a
151,994
32,287 Fox Factory Holding Corporation
a
1,356,054
55,248 GameStop Corporation
a,b
193,368
62,711 Garrett Motion, Inc.
a
179,353
11,942 Genesco, Inc.
a
159,306
27,441 Gentherm , Inc.
a
861,647
36,073 G-III Apparel Group, Ltd.
a
277,762
14,668 Group 1 Automotive, Inc. 649,206
35,757 Guess ?, Inc. 242,075
15,162 Haverty Furniture Companies, Inc. 180,276
14,775 Hibbett Sports, Inc.
a,b
161,565
17,861 Installed Building Products, Inc.
a
712,118
23,694 iRobot Corporation
a,b
969,085
252,094 J.C. Penney Company, Inc.
a,b
90,754
39,134 Kontoor Brands, Inc.
b
750,199
Shares Common Stock (97.6%) Value
Consumer Discretionary (11.3%) - continued
38,873 La-Z-Boy, Inc. $ 798,840
20,976 LCI Industries 1,401,826
18,491 LGI Homes, Inc.
a
834,869
22,562 Liquidity Services, Inc.
a
87,541
18,979 Lithia Motors, Inc. 1,552,292
24,062 Lumber Liquidators Holdings, Inc.
a,b
112,851
41,971 M.D.C. Holdings, Inc. 973,727
23,586 M/I Homes, Inc.
a
389,877
19,266 Marcus Corporation 237,357
17,981 MarineMax , Inc.
a
187,362
30,172 Meritage Homes Corporation
a
1,101,580
63,970 Michaels Companies, Inc.
a
103,631
10,002 Monarch Casino & Resort, Inc.
a
280,756
27,885 Monro , Inc. 1,221,642
15,888 Motorcar Parts of America, Inc.
a
199,871
13,756 Movado Group, Inc. 162,596
458,002 Office Depot, Inc. 751,123
14,277 Oxford Industries, Inc. 517,684
58,982 Perdoceo Education Corporation
a
636,416
16,908 PetMed Express, Inc.
b
486,612
10,845 Red Robin Gourmet Burgers, Inc.
a
92,399
20,259 Regis Corporation
a
119,731
41,300 Rent-A-Center, Inc. 583,982
22,746 Ruth's Hospitality Group, Inc. 151,943
26,024 Shake Shack, Inc.
a,b
982,146
7,494 Shoe Carnival, Inc.
b
155,650
16,047 Shutterstock , Inc. 516,071
43,871 Signet Jewelers, Ltd. 282,968
23,824 Sleep Number Corporation
a
456,468
20,334 Sonic Automotive, Inc. 270,036
13,594 Stamps.com, Inc.
a
1,768,308
16,938 Standard Motor Products, Inc. 704,113
64,842 Steven Madden, Ltd. 1,506,280
18,409 Strategic Education, Inc. 2,572,842
13,921 Sturm, Ruger & Company, Inc. 708,718
42,443 Tailored Brands, Inc.
b
73,851
19,235 TechTarget , Inc.
a
396,433
28,451 TopBuild Corporation
a
2,038,230
40,982 Tupperware Brands Corporation 66,391
12,246 Unifi, Inc.
a
141,441
11,673 Universal Electronics, Inc.
a
447,893
19,655 Vera Bradley, Inc.
a
80,979
48,464 Vista Outdoor, Inc.
a
426,483
24,684 Wingstop , Inc. 1,967,315
28,231 Winnebago Industries, Inc. 785,104
67,781 Wolverine World Wide, Inc. 1,030,271
17,085 Zumiez , Inc.
a
295,912
Total 50,788,454
Consumer Staples (3.8%)
27,322 Andersons, Inc. 512,287
53,675 B&G Foods, Inc. 970,981
13,714 Calavo Growers, Inc.
b
791,161
25,382 Cal-Maine Foods, Inc. 1,116,300
8,219 Central Garden & Pet Company
a
226,023
33,675 Central Garden & Pet Company,
Class A
a
861,070
21,354 Chefs' Warehouse, Inc.
a
215,035
3,890 Coca-Cola Consolidated, Inc. 811,182
25,387 Fresh Del Monte Produce, Inc. 700,935
14,767 Inter Parfums , Inc. 684,450
12,513 J & J Snack Foods Corporation 1,514,073
7,368 John B. Sanfilippo & Son, Inc. 658,699
9,734 Medifast , Inc.
b
608,375
11,131 MGP Ingredients, Inc. 299,313
9,756 National Beverage Corporation
a,b
416,093

Small Cap Index Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.6%) Value
Consumer Staples (3.8%) - continued
18,683 PriceSmart , Inc. $ 981,792
5,734 Seneca Foods Corporation
a
228,099
30,462 SpartanNash Company 436,216
44,686 United Natural Foods, Inc.
a
410,217
20,788 Universal Corporation 919,037
10,520 USANA Health Sciences, Inc.
a
607,635
96,612 Vector Group, Ltd. 910,085
11,485 WD-40 Company
b
2,306,762
Total 17,185,820
Energy (1.8%)
106,944 Archrock , Inc. 402,109
15,565 Bonanza Creek Energy, Inc.
a
175,106
327,246 Callon Petroleum Company
a
179,298
21,707 CONSOL Energy, Inc.
a,b
80,099
412,934 Denbury Resources, Inc.
a,b
76,228
54,238 Diamond Offshore Drilling, Inc.
a,b
99,256
24,251 Dorian LPG, Ltd.
a
211,226
30,323 Dril -Quip, Inc.
a
924,851
16,593 Era Group, Inc.
a
88,441
23,581 Exterran Corporation
a
113,189
11,424 Geospace Technologies Corporation
a
73,114
28,325 Green Plains, Inc. 137,376
121,804 Gulfport Energy Corporation
a
54,166
118,479 Helix Energy Solutions Group, Inc.
a
194,306
91,330 HighPoint Resources Corporation
a
17,353
17,607 KLX Energy Services Holdings, Inc.
a
12,325
151,042 Laredo Petroleum Holdings, Inc.
a
57,366
22,764 Matrix Service Company
a
215,575
283,254 Nabors Industries, Ltd. 110,497
75,188 Newpark Resources, Inc.
a
67,444
208,852 Noble Corporation
a,b
54,302
242,358 Oasis Petroleum, Inc.
a
84,825
82,912 Oceaneering International, Inc.
a
243,761
50,707 Oil States International, Inc.
a
102,935
30,884 Par Pacific Holdings, Inc.
a
219,276
81,368 PDC Energy, Inc.
a
505,295
11,280 Penn Virginia Corporation
a
34,855
69,012 ProPetro Holding Corporation
a
172,530
199,291 QEP Resources, Inc. 66,663
174,896 Range Resources Corporation
b
398,763
32,655 Renewable Energy Group, Inc.
a
670,407
4,694 REX American Resources
Corporation
a
218,318
50,012 Ring Energy, Inc.
a,b
32,943
43,145 RPC, Inc.
b
88,879
14,713 SEACOR Holdings, Inc.
a
396,662
88,909 SM Energy Company
b
108,469
453,655 Southwestern Energy Company
a
766,677
16,806 Talos Energy, Inc.
a
96,634
105,214 TETRA Technologies, Inc.
a
33,668
61,656 U.S. Silica Holdings, Inc.
b
110,981
165,838 Valaris plc
a,b
74,644
42,803 Warrior Met Coal, Inc. 454,568
76,517 Whiting Petroleum Corporation
a,b
51,297
Total 8,276,677
Financials (16.9%)
16,046 Allegiance Bancshares, Inc. 386,869
38,178 Ambac Financial Group, Inc.
a
471,116
76,305 American Equity Investment Life
Holding Company 1,434,534
54,879 Ameris Bancorp 1,303,925
16,175 AMERISAFE, Inc. 1,042,802
119,670 Apollo Commercial Real Estate
Finance, Inc. 887,951
Shares Common Stock (97.6%) Value
Financials (16.9%) - continued
49,355 ARMOUR Residential REIT, Inc. $ 434,818
44,688 Axos Financial, Inc.
a
810,193
37,599 Banc of California, Inc. 300,792
31,236 Banner Corporation 1,032,037
35,993 Berkshire Hills Bancorp, Inc. 534,856
41,019 Blucora , Inc.
a
494,279
69,764 Boston Private Financial Holdings,
Inc. 498,813
66,853 Brookline Bancorp, Inc. 754,102
107,288 Cadence Bancorporation 702,736
79,288 Capstead Mortgage Corporation 333,010
23,782 Central Pacific Financial Corporation 378,134
13,663 City Holding Company 908,999
60,456 Columbia Banking System, Inc. 1,620,221
43,331 Community Bank System, Inc. 2,547,863
24,149 Customers Bancorp, Inc.
a
263,949
111,551 CVB Financial Corporation 2,236,598
25,844 Dime Community Bancshares, Inc. 354,321
26,159 Donnelley Financial Solutions, Inc.
a
137,858
28,146 Eagle Bancorp, Inc. 850,291
20,867 eHealth, Inc.
a
2,938,491
26,664 Employers Holdings, Inc. 1,080,159
23,167 Encore Capital Group, Inc.
a,b
541,644
28,302 Enova International, Inc.
a
410,096
44,054 EZCORP, Inc.
a
183,705
109,605 FGL Holdings
b
1,074,129
182,166 First BanCorp 969,123
82,397 First Commonwealth Financial
Corporation 753,109
83,291 First Financial Bancorp 1,241,869
92,165 First Midwest Bancorp, Inc. 1,219,804
28,891 Flagstar Bancorp, Inc. 572,909
11,224 Franklin Financial Network, Inc. 228,857
71,853 Glacier Bancorp, Inc. 2,443,361
45,972 Granite Point Mortgage Trust, Inc. 233,078
47,171 Great Western Bancorp, Inc. 966,062
39,707 Green Dot Corporation
a
1,008,161
12,473 Greenhill & Company, Inc. 122,734
26,076 Hanmi Financial Corporation 282,925
5,376 HCI Group, Inc. 216,384
30,689 Heritage Financial Corporation 613,780
20,459 HomeStreet , Inc. 454,804
106,185 Hope Bancorp, Inc. 872,841
34,546 Horace Mann Educators Corporation 1,264,038
28,808 Independent Bank Corporation 1,854,371
13,652 INTL FCStone , Inc.
a
495,021
134,772 Invesco Mortgage Capital. Inc. 459,572
25,482 James River Group Holdings, Ltd. 923,468
17,270 Kinsale Capital Group, Inc. 1,805,233
20,235 KKR Real Estate Finance Trust, Inc. 303,727
28,979 Meta Financial Group, Inc. 629,424
26,124 National Bank Holdings Corporation 624,364
36,702 NBT Bancorp, Inc. 1,188,778
306,128 New York Mortgage Trust, Inc. 474,498
56,974 NMI Holdings, Inc.
a
661,468
36,267 Northfield Bancorp, Inc. 405,828
84,037 Northwest Bancshares, Inc. 972,308
43,033 OFG Bancorp 481,109
142,501 Old National Bancorp 1,879,588
18,106 Opus Bank 313,777
49,752 Pacific Premier Bancorp, Inc. 937,328
83,961 PennyMac Mortgage Investment
Trust 891,666
14,514 Piper Sandler Companies 733,973
38,058 PRA Group, Inc.
a
1,054,968
11,404 Preferred Bank 385,683

Small Cap Index Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.6%) Value
Financials (16.9%) - continued
45,082 ProAssurance Corporation $ 1,127,050
50,327 Provident Financial Services, Inc. 647,205
29,549 Ready Capital Corporation 213,344
94,444 Redwood Trust, Inc. 477,887
32,295 S&T Bancorp, Inc. 882,299
12,248 Safety Insurance Group, Inc. 1,034,099
43,146 Seacoast Banking Corporation of
Florida
a
790,003
38,627 ServisFirst Bancshares, Inc. 1,132,544
95,512 Simmons First National Corporation 1,757,421
26,603 Southside Bancshares, Inc. 808,465
19,869 Stewart Information Services
Corporation 529,906
67,121 Third Point Reinsurance, Ltd.
a
497,367
10,267 Tompkins Financial Corporation 737,171
19,552 Triumph Bancorp, Inc.
a
508,352
81,225 TrustCo Bank Corporation 439,427
66,194 United Community Banks, Inc. 1,212,012
17,832 United Fire Group, Inc. 581,502
17,392 United Insurance Holdings
Corporation 160,702
25,607 Universal Insurance Holdings, Inc. 458,877
39,585 Veritex Holdings, Inc. 553,002
6,138 Virtus Investment Partners, Inc. 467,163
58,937 Waddell & Reed Financial, Inc.
b
670,703
24,019 Walker & Dunlop, Inc. 967,245
22,674 Westamerica Bancorporation 1,332,778
98,862 WisdomTree Investments, Inc. 230,348
4,643 World Acceptance Corporation
a,b
253,554
Total 76,359,708
Health Care (13.6%)
40,253 Acorda Therapeutics, Inc.
a,b
37,540
11,345 Addus HomeCare Corporation
a
766,922
79,291 Akorn , Inc.
a,b
44,498
28,425 AMAG Pharmaceuticals, Inc.
a,b
175,666
39,148 AMN Healthcare Services, Inc.
a
2,263,146
28,717 Amphastar Pharmaceuticals, Inc.
a
426,160
31,529 AngioDynamics , Inc.
a
328,847
7,796 ANI Pharmaceuticals, Inc.
a
317,609
11,959 Anika Therapeutics, Inc.
a
345,735
28,487 Biotelemetry, Inc.
a
1,097,034
29,501 Cardiovascular Systems, Inc.
a
1,038,730
98,764 Community Health Systems, Inc.
a,b
329,872
10,467 Computer Programs and Systems,
Inc. 232,891
23,784 CONMED Corporation 1,362,110
86,200 Corcept Therapeutics, Inc.
a,b
1,024,918
7,507 CorVel Corporation
a
409,207
81,753 Covetrus , Inc.
a,b
665,469
30,906 Cross Country Healthcare, Inc.
a
208,306
31,432 CryoLife , Inc.
a
531,829
11,929 Cutera , Inc.
a
155,793
49,516 Cytokinetics, Inc.
a,b
583,794
8,479 Eagle Pharmaceuticals, Inc.
a
390,034
36,776 Emergent Biosolutions , Inc.
a
2,127,859
13,391 Enanta Pharmaceuticals, Inc.
a
688,699
169,152 Endo International plc
a
625,862
42,032 Ensign Group, Inc. 1,580,824
32,679 Glaukos Corporation
a,b
1,008,474
31,293 Hanger, Inc.
a
487,545
21,437 HealthStream , Inc.
a
513,416
5,904 Heska Corporation
a
326,491
73,834 HMS Holdings Corporation
a
1,865,785
56,021 Innoviva , Inc.
a
658,807
15,302 Inogen , Inc.
a
790,501
Shares Common Stock (97.6%) Value
Health Care (13.6%) - continued
27,388 Integer Holdings Corporation
a
$ 1,721,610
28,222 Invacare Corporation 209,689
28,058 Lannett Company, Inc.
a,b
195,003
32,893 Lantheus Holdings, Inc.
a
419,715
13,738 LeMaitre Vascular, Inc. 342,351
24,824 LHC Group, Inc.
a
3,480,325
35,115 Luminex Corporation 966,716
18,251 Magellan Health Services, Inc.
a
878,056
22,949 Medpace Holdings, Inc.
a
1,683,998
35,822 Meridian Bioscience, Inc.
a
300,905
46,270 Merit Medical Systems, Inc.
a
1,445,938
3,366 Mesa Laboratories, Inc. 761,019
95,156 Momenta Pharmaceuticals, Inc.
a
2,588,243
62,345 Myriad Genetics, Inc.
a
892,157
28,570 Natus Medical, Inc.
a
660,824
43,935 Neogen Corporation
a
2,943,206
87,503 NeoGenomics , Inc.
a
2,415,958
40,581 NextGen Healthcare, Inc.
a
423,666
35,148 Omnicell , Inc.
a
2,305,006
51,732 OraSure Technologies, Inc.
a
556,636
15,970 Orthifix Medical, Inc.
a
447,320
52,676 Owens & Minor, Inc. 481,985
34,974 Pacira Pharmaceuticals, Inc.
a
1,172,678
21,938 Pennant Group, Inc.
a
310,642
17,003 Phibro Animal Health Corporation 410,963
72,429 Progenics Pharmaceuticals, Inc.
a
275,230
9,621 Providence Service Corporation
a
528,000
34,970 RadNet , Inc.
a
367,535
26,268 REGENXBIO, Inc.
a
850,558
90,062 Select Medical Holdings Corporation
a
1,350,930
94,681 Spectrum Pharmaceuticals, Inc.
a
220,607
43,969 Supernus Pharmaceuticals, Inc.
a
791,002
11,355 Surmodics , Inc.
a
378,349
16,475 Tabula Rasa HealthCare, Inc.
a,b
861,478
15,947 Tactile Systems Technology, Inc.
a
640,432
36,201 Tivity Health, Inc.
a,b
227,704
10,706 U.S. Physical Therapy, Inc. 738,714
44,701 Vanda Pharmaceuticals, Inc.
a
463,102
32,158 Varex Imaging Corporation
a
730,308
41,357 Xencor , Inc.
a
1,235,747
Total 61,084,678
Industrials (17.5%)
20,663 A. Schulman, Inc. CVR
a,c
15,911
34,057 AAON, Inc. 1,645,634
27,549 AAR Corporation 489,270
55,662 ABM Industries, Inc. 1,355,926
25,779 Aegion Corporation
a
462,217
60,675 Aerojet Rocketdyne Holdings, Inc.
a
2,538,035
18,096 Aerovironment , Inc.
a
1,103,132
8,127 Alamo Group, Inc. 721,515
25,729 Albany International Corporation 1,217,754
11,057 Allegiant Travel Company 904,463
13,048 American Woodmark Corporation
a
594,597
22,254 Apogee Enterprises, Inc. 463,328
32,397 Applied Industrial Technologies, Inc. 1,481,191
21,377 ArcBest Corporation 374,525
40,555 Arcosa , Inc. 1,611,656
18,896 Astec Industries, Inc. 660,793
21,682 Atlas Air Worldwide Holdings, Inc.
a
556,577
21,918 AZZ, Inc. 616,334
39,953 Barnes Group, Inc. 1,671,234
41,708 Brady Corporation 1,882,282
35,605 Briggs & Stratton Corporation
b
64,445
30,003 Chart Industries, Inc.
a
869,487
16,686 CIRCOR International, Inc.
a
194,058

Small Cap Index Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.6%) Value
Industrials (17.5%) - continued
30,738 Comfort Systems USA, Inc. $ 1,123,474
26,210 Cubic Corporation 1,082,735
13,425 DXP Enterprises, Inc.
a
164,591
22,876 Echo Global Logistics, Inc.
a
390,722
17,568 Encore Wire Corporation 737,680
45,154 Enerpac Tool Group Corporation 747,299
17,419 EnPro Industries, Inc. 689,444
21,774 ESCO Technologies, Inc. 1,652,864
43,437 Exponent, Inc. 3,123,555
50,711 Federal Signal Corporation 1,383,396
8,896 Forrester Research, Inc.
a
260,030
23,611 Forward Air Corporation 1,195,897
32,250 Franklin Electric Company, Inc. 1,519,943
27,047 Gibraltar Industries, Inc.
a
1,160,857
35,341 GMS, Inc.
a
555,914
39,173 Granite Construction, Inc.
b
594,646
27,318 Greenbrier Companies, Inc. 484,621
35,697 Griffon Corporation 451,567
65,880 Harsco Corporation
a
459,184
39,048 Hawaiian Holdings, Inc. 407,661
39,182 Heartland Express, Inc. 727,610
16,066 Heidrick & Struggles International,
Inc. 361,485
62,110 Hillenbrand, Inc. 1,186,922
27,971 Hub Group, Inc.
a
1,271,841
15,335 Insteel Industries, Inc. 203,189
48,960 Interface, Inc. 370,138
26,540 John Bean Technologies Corporation 1,971,126
23,350 Kaman Corporation 898,275
27,813 Kelly Services, Inc. 352,947
46,359 Korn Ferry 1,127,451
9,062 Lindsay Corporation 829,898
14,686 Lydall , Inc.
a
94,872
32,542 Marten Transport, Ltd. 667,762
35,926 Matson, Inc. 1,100,054
26,266 Matthews International Corporation 635,375
61,945 Meritor, Inc.
a
820,771
36,978 Mobile Mini, Inc. 969,933
27,017 Moog, Inc. 1,365,169
47,731 Mueller Industries, Inc. 1,142,680
13,952 MYR Group, Inc.
a
365,403
4,222 National Presto Industries, Inc. 298,960
18,721 Patrick Industries, Inc. 527,183
48,949 PGT Innovations, Inc.
a
410,682
143,186 Pitney Bowes, Inc.
b
292,099
7,382 Powell Industries, Inc. 189,496
22,426 Proto Labs, Inc.
a
1,707,291
27,793 Quanex Building Products
Corporation 280,153
59,420 R.R. Donnelley & Sons Company 56,954
29,970 Raven Industries, Inc. 636,263
25,231 Resources Connection, Inc. 276,784
21,737 Saia, Inc.
a
1,598,539
33,806 Simpson Manufacturing Company,
Inc. 2,095,296
42,257 SkyWest, Inc. 1,106,711
36,997 SPX Corporation
a
1,207,582
35,675 SPX FLOW, Inc.
a
1,013,884
10,444 Standex International Corporation 511,965
65,302 Sunrun , Inc.
a,b
659,550
25,448 Team, Inc.
a
165,412
15,309 Tennant Company 887,157
41,937 Titan International, Inc. 65,002
41,976 Triumph Group, Inc. 283,758
32,648 TrueBlue , Inc.
a
416,588
12,824 UniFirst Corporation 1,937,578
Shares Common Stock (97.6%) Value
Industrials (17.5%) - continued
51,450 Universal Forest Products, Inc. $ 1,913,426
21,328 US Ecology, Inc. 648,371
10,660 Veritiv Corporation
a
83,788
17,035 Viad Corporation 361,653
15,365 Vicor Corporation
a
684,357
45,335 Wabash National Corporation 327,319
23,133 Watts Water Technologies, Inc. 1,958,208
Total 78,745,354
Information Technology (15.1%)
99,247 3D Systems Corporation
a,b
765,194
83,998 8x8, Inc.
a
1,164,212
40,082 ADTRAN, Inc. 307,830
32,106 Advanced Energy Industries, Inc.
a
1,556,820
17,052 Agilysys , Inc.
a
284,768
30,531 Alarm.com Holdings, Inc.
a
1,187,961
25,232 Anixter International, Inc.
a
2,217,136
16,018 Applied Optoelectronics, Inc.
a,b
121,577
63,450 Arlo Technologies, Inc.
a
154,183
27,172 Axcelis Technologies, Inc.
a
497,519
24,398 Badger Meter, Inc. 1,307,733
8,489 Bel Fuse, Inc. 82,683
31,535 Benchmark Electronics, Inc. 630,385
31,942 Bottomline Technologies (de), Inc.
a
1,170,674
60,592 Brooks Automation, Inc. 1,848,056
28,596 CalAmp Corporation
a
128,682
30,279 Cardtronics , Inc.
a
633,437
18,432 CEVA, Inc.
a
459,510
34,585 Cohu , Inc. 428,162
20,441 Comtech Telecommunications
Corporation 271,661
27,612 CSG Systems International, Inc. 1,155,562
27,323 CTS Corporation 680,069
31,406 Daktronics, Inc. 154,832
64,360 Diebold Nixdorf, Inc.
a
226,547
23,730 Digi International, Inc.
a
226,384
34,650 Diodes, Inc.
a
1,408,003
19,279 DSP Group, Inc.
a
258,339
18,658 Ebix , Inc.
b
283,228
11,319 ePlus , Inc.
a
708,796
50,033 EVERTEC, Inc. 1,137,250
28,575 ExlService Holdings, Inc.
a
1,486,757
101,884 Extreme Networks, Inc.
a
314,822
31,012 Fabrinet
a
1,692,015
14,586 FARO Technologies, Inc.
a
649,077
63,443 FormFactor , Inc.
a
1,274,570
96,523 Glu Mobile, Inc.
a
607,130
80,368 Harmonic, Inc.
a
462,920
18,853 Ichor Holdings, Ltd.
a
361,223
29,994 Insight Enterprises, Inc.
a
1,263,647
29,514 Itron , Inc.
a
1,647,767
48,687 KEMET Corporation 1,176,278
72,119 Knowles Corporation
a
964,952
53,142 Kulicke and Soffa Industries, Inc. 1,109,074
51,596 LivePerson , Inc.
a
1,173,809
22,556 ManTech International Corporation 1,639,145
54,581 MaxLinear , Inc.
a
636,960
31,086 Methode Electronics, Inc. 821,603
6,899 MicroStrategy , Inc.
a
814,772
14,918 MTS Systems Corporation 335,655
25,267 NETGEAR, Inc.
a
577,098
56,123 NIC, Inc. 1,290,829
27,291 OneSpan , Inc.
a
495,332
41,117 Onto Innovation, Inc.
a
1,219,941
14,308 OSI Systems, Inc.
a
986,107
16,336 Park Aerospace Corporation 205,834

Small Cap Index Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.6%) Value
Information Technology (15.1%) - continued
9,264 PC Connection, Inc. $ 381,769
23,316 PDF Solutions, Inc.
a
273,264
27,331 Perficient , Inc.
a
740,397
56,317 Photronics , Inc.
a
577,812
27,432 Plantronics, Inc.
b
275,966
24,455 Plexus Corporation
a
1,334,265
24,658 Power Integrations, Inc. 2,178,041
37,535 Progress Software Corporation 1,201,120
27,938 Qualys , Inc.
a
2,430,327
93,441 Rambus, Inc.
a
1,037,195
15,565 Rogers Corporation
a
1,469,647
58,647 Sanmina Corporation
a
1,599,890
21,175 ScanSource , Inc.
a
452,933
11,026 SMART Global Holdings, Inc.
a
267,932
29,198 SPS Commerce, Inc.
a
1,357,999
32,295 Sykes Enterprises, Inc.
a
875,840
106,138 TiVo Corp 751,457
14,805 TTEC Holdings, Inc. 543,640
82,224 TTM Technologies, Inc.
a
850,196
33,361 Ultra Clean Holdings, Inc.
a
460,382
43,403 Unisys Corporation
a
536,027
40,985 Veeco Instruments, Inc.
a
392,226
192,584 Viavi Solutions, Inc.
a
2,158,867
25,012 Virtusa Corporation
a
710,341
41,521 Xperi Corporation 577,557
Total 68,099,600
Materials (4.5%)
23,393 AdvanSix , Inc.
a
223,169
22,263 American Vanguard Corporation 321,923
26,960 Balchem Corporation 2,661,491
32,665 Boise Cascade Company 776,774
41,721 Century Aluminum Company
a
151,030
13,842 Clearwater Paper Corporation
a
301,894
332,448 Cleveland-Cliffs, Inc.
b
1,313,170
12,275 DMC Global, Inc.
b
282,448
68,696 Ferro Corporation
a
642,995
21,630 FutureFuel Corporation 243,770
45,079 GCP Applied Technologies, Inc.
a
802,406
42,727 H.B. Fuller Company 1,193,365
7,928 Hawkins, Inc. 282,237
10,488 Haynes International, Inc. 216,158
20,530 Innospec , Inc. 1,426,630
13,308 Kaiser Aluminum Corporation 921,978
17,347 Koppers Holdings, Inc.
a
214,582
26,571 Kraton Performance Polymers, Inc.
a
215,225
122,345 Livent Corporation
a,b
642,311
18,333 LSB Industries, Inc.
a
38,499
17,100 Materion Corporation 598,671
33,552 Mercer International, Inc. 242,916
29,769 Myers Industries, Inc. 320,017
14,092 Neenah, Inc. 607,788
7,649 Olympic Steel, Inc. 79,167
37,019 PH Glatfelter Company 452,372
10,849 Quaker Chemical Corporation 1,370,012
41,851 Rayonier Advanced Materials, Inc. 44,362
25,894 Schweitzer-Mauduit International,
Inc. 720,371
16,786 Stepan Company 1,484,890
72,708 SunCoke Energy, Inc. 279,926
33,431 TimkenSteel Corporation
a
107,982
20,683 Tredegar Corporation 323,275
32,836 Trinseo SA 594,660
13,295 US Concrete, Inc.
a
241,171
Total 20,339,635
Shares Common Stock (97.6%) Value
Real Estate (7.8%)
72,871 Acadia Realty Trust $ 902,872
38,192 Agree Realty Corporation 2,364,085
56,878 Alexander & Baldwin, Inc. 638,171
40,199 American Assets Trust, Inc. 1,004,975
46,449 Armada Hoffler Properties, Inc. 497,004
80,085 CareTrust REIT, Inc. 1,184,457
145,411 CBL & Associates Properties, Inc.
a
29,097
72,027 Cedar Realty Trust, Inc. 67,208
39,327 Chatham Lodging Trust 233,602
17,045 Community Healthcare Trust, Inc. 652,483
167,783 DiamondRock Hospitality Company 852,338
62,152 Easterly Government Properties, Inc. 1,531,425
73,696 Essential Properties Realty Trust, Inc. 962,470
57,759 Four Corners Property Trust, Inc. 1,080,671
89,869 Franklin Street Properties
Corporation 514,949
28,660 Getty Realty Corporation 680,388
74,974 Global Net Lease, Inc. 1,002,402
30,094 Hersha Hospitality Trust 107,737
76,178 Independence Realty Trust, Inc. 681,031
54,627 Industrial Logistics Properties Trust 958,158
14,278 Innovative Industrial Properties, Inc. 1,084,129
9,743 Investors Real Estate Trust 535,865
62,635 iSTAR Financial, Inc. 664,557
70,381 Kite Realty Group Trust 666,508
207,739 Lexington Realty Trust 2,062,848
33,316 LTC Properties, Inc. 1,029,464
19,678 Marcus and Millichap, Inc.
a
533,274
49,723 National Storage Affiliates Trust 1,471,801
18,883 NexPoint Residential Trust, Inc. 476,041
40,398 Office Properties Income Trust 1,100,846
50,072 Pennsylvania REIT 45,646
14,948 RE/MAX Holdings, Inc. 327,660
95,828 Realogy Holdings Corporation 288,442
97,215 Retail Opportunity Investments
Corporation 805,912
67,362 RPT Realty 406,193
11,079 Safehold , Inc. 700,525
9,874 Saul Centers, Inc. 323,275
26,391 St. Joe Company
a,b
442,841
88,138 Summit Hotel Properties, Inc. 371,942
77,853 Tanger Factory Outlet Centers, Inc. 389,265
161,982 Uniti Group, Inc. 976,752
10,607 Universal Health Realty Income Trust 1,069,292
25,052 Urstadt Biddle Properties, Inc. 353,233
156,387 Washington Prime Group, Inc. 125,907
67,546 Washington REIT 1,612,323
34,055 Whitestone REIT 211,141
94,404 Xenia Hotels & Resorts, Inc. 972,361
Total 34,993,566
Utilities (2.8%)
30,874 American States Water Company 2,523,641
55,909 Avista Corporation 2,375,574
40,350 California Water Service Group 2,030,412
34,140 El Paso Electric Company 2,320,154
25,508 Northwest Natural Holding Company 1,575,119
77,433 South Jersey Industries, Inc. 1,935,825
Total 12,760,725
Total Common Stock
(cost $540,846,966) 439,689,819

Small Cap Index Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

/
Shares
Collateral Held for Securities Loaned
( 5.1% ) Value
23,013,777 Thrivent Cash Management Trust $ 23,013,777
Total Collateral Held for Securities
Loaned
(cost $23,013,777) 23,013,777
Shares
Registered Investment Companies
( 2.3% ) Value
Unaffiliated  (2.3%)
181,241 iShares Core S&P Small-Cap ETF 10,169,432
Total 10,169,432
Total Registered Investment
Companies (cost $12,857,788) 10,169,432
Shares or
Principal
Amount Short-Term Investments ( 0.2% ) Value
Federal Home Loan Bank Discount
Notes
200,000 1.565%, 4/8/2020
d,e
199,998
Thrivent Core Short-Term Reserve
Fund
72,790 1.570% 726,439
Total Short-Term Investments (cost
$925,650) 926,437
Total Investments (cost
$577,644,181) 105.2% $473,799,465
Other Assets and Liabilities, Net
(5.2%) (23,334,845)
Total Net Assets 100.0% $450,464,620
a Non-income producing security.
b All or a portion of the security is on loan.
c Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial
Statements.
d The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
e All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Index Portfolio as of
March 31, 2020:
Securities Lending Transactions
Common Stock $ 21,475,600
Total lending $21,475,600
Gross amount payable upon return of
collateral for securities loaned $23,013,777
Net amounts due to counterparty $1,538,177
Definitions:
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Small Cap Index Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2020, in valuing Small Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 11,055,602 11,055,602 – –
Consumer Discretionary 50,788,454 50,788,454 – –
Consumer Staples 17,185,820 17,185,820 – –
Energy 8,276,677 8,276,677 – –
Financials 76,359,708 76,359,708 – –
Health Care 61,084,678 61,084,678 – –
Industrials 78,745,354 78,729,443 – 15,911
Information Technology 68,099,600 68,099,600 – –
Materials 20,339,635 20,339,635 – –
Real Estate 34,993,566 34,993,566 – –
Utilities 12,760,725 12,760,725 – –
Registered Investment Companies
Unaffiliated 10,169,432 10,169,432 – –
Short-Term Investments 199,998 – 199,998 –
Subtotal Investments in Securities $450,059,249 $449,843,340 $199,998 $15,911
Other Investments  * Total
Affiliated Short-Term Investments 726,439
Collateral Held for Securities Loaned 23,013,777
Subtotal Other Investments $23,740,216
Total Investments at Value $473,799,465
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 1,181 1,181 – –
Total Asset Derivatives $1,181 $1,181 $– $–
The following table presents Small Cap Index Portfolio's futures contracts held as of March 31, 2020. Investments and/or cash totaling $199,998 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini Russell 2000 Index 11 June 2020 $ 629,999 $ 1,181
Total Futures Long Contracts $ 629,999 $ 1,181
Total Futures Contracts $ 629,999 $1,181

Small Cap Index Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the
Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
3/31/2020
Shares Held at
3/31/2020
% of Net Assets
3/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.570% $628 $36,134 $36,037 $726 73 0.2%
Total Affiliated Short-Term Investments 628 726 0.2
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 31,813 38,053 46,852 23,014 23,014 5.1
Total Collateral Held for Securities Loaned 31,813 23,014 5.1
Total Value $32,441 $23,740
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 3/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.570% $0 $1 – $4
Total Income/Non Income Cash from Affiliated Investments $4
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 69
Total Affiliated Income from Securities Loaned, Net $69
Total Value $0 $1 $–

Small Cap Stock Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 96.2% ) Value
Communications Services (0.8%)
453,127 QuinStreet , Inc.
a
$ 3,647,672
Total 3,647,672
Consumer Discretionary (5.4%)
206,727 Cooper-Standard Holdings, Inc.
a
2,123,086
308,132 Crocs, Inc.
a
5,235,163
362,939 Designer Brands, Inc. 1,807,436
257,096 Movado Group, Inc. 3,038,875
78,282 Oxford Industries, Inc. 2,838,506
128,370 Texas Roadhouse, Inc. 5,301,681
184,104 Zumiez , Inc.
a
3,188,681
Total 23,533,428
Consumer Staples (6.4%)
27,970 Casey's General Stores, Inc. 3,705,745
771,259 Cott Corporation 6,987,606
168,339 Hain Celestial Group, Inc.
a
4,371,764
87,210 John B. Sanfilippo & Son, Inc. 7,796,574
242,125 Turning Point Brands, Inc. 5,111,259
Total 27,972,948
Energy (3.3%)
663,290 Euronav NV 7,481,911
285,904 Nine Energy Service, Inc.
a
231,096
218,449 SEACOR Holdings, Inc.
a
5,889,385
160,874 Talos Energy, Inc.
a
925,026
Total 14,527,418
Financials (19.8%)
172,401 Air Lease Corporation 3,816,958
337,513 Assured Guaranty, Ltd. 8,704,460
180,529 Bank of N.T. Butterfield & Son, Ltd. 3,074,409
374,505 Bridgewater Bancshares, Inc.
a
3,651,424
47,397 Cohen & Steers, Inc. 2,154,194
31,487 Enstar Group, Ltd.
a
5,008,007
627,332 Everi Holdings, Inc.
a
2,070,196
256,882 First Interstate BancSystem , Inc. 7,408,477
61,162 Hamilton Lane, Inc.
b
3,382,870
196,673 Heartland Financial USA, Inc. 5,939,525
580,784 Heritage Commerce Corporation 4,454,613
68,820 Houlihan Lokey , Inc. 3,586,898
56,317 Kemper Corporation 4,188,295
42,188 PCSB Financial Corporation 590,210
68,964 Primerica, Inc. 6,101,935
253,266 Prosight Global, Inc.
a
2,469,344
279,957 Seacoast Banking Corporation of
Florida
a
5,126,013
193,081 State Auto Financial Corporation 5,365,721
322,754 Synovus Financial Corporation 5,667,560
152,590 Triumph Bancorp, Inc.
a
3,967,340
Total 86,728,449
Health Care (9.2%)
87,603 Catalent , Inc.
a
4,550,976
224,065 Halozyme Therapeutics, Inc.
a
4,030,929
65,093 LHC Group, Inc.
a
9,126,039
36,470 Neurocrine Biosciences, Inc.
a
3,156,479
281,574 Optinose , Inc.
a
1,264,267
35,537 PerkinElmer, Inc. 2,675,225
197,553 Syneos Health, Inc.
a
7,787,539
18,829 Tactile Systems Technology, Inc.
a
756,173
239,048 Wright Medical Group NV
a
6,848,725
Total 40,196,352
Industrials (18.8%)
145,890 AGCO Corporation 6,893,302
Shares Common Stock (96.2%) Value
Industrials (18.8%) - continued
280,326 Altra Industrial Motion Corporation $ 4,902,902
209,452 Arcosa , Inc. 8,323,622
159,686 ASGN, Inc.
a
5,640,109
83,814 Curtiss-Wright Corporation 7,745,252
134,814 Encore Wire Corporation 5,660,840
72,931 Helios Technologies, Inc. 2,765,544
68,853 Lincoln Electric Holdings, Inc.
b
4,750,857
344,804 Meritor, Inc.
a
4,568,653
531,680 Primoris Services Corporation 8,453,712
228,429 Raven Industries, Inc. 4,849,548
230,547 Ritchie Brothers Auctioneers, Inc. 7,880,096
57,163 Saia, Inc.
a
4,203,767
56,562 Valmont Industries, Inc. 5,994,441
Total 82,632,645
Information Technology (16.2%)
64,863 Advanced Energy Industries, Inc.
a
3,145,207
87,740 Agilysys , Inc.
a
1,465,258
101,615 Blackline, Inc.
a
5,345,965
478,457 Change Healthcare, Inc.
a
4,779,785
228,204 Ciena Corporation
a
9,084,801
136,476 Computer Services, Inc. 5,490,430
170,635 Dolby Laboratories, Inc. 9,250,123
172,700 Lattice Semiconductor Corporation
a
3,077,514
25,915 Littelfuse , Inc. 3,457,579
27,111 Monolithic Power Systems, Inc. 4,540,008
216,861 National Instruments Corporation 7,173,762
81,567 Plexus Corporation
a
4,450,296
297,505 SailPoint Technologies Holdings, Inc.
a
4,528,026
183,189 Virtusa Corporation
a
5,202,568
Total 70,991,322
Materials (5.4%)
583,977 Element Solutions, Inc.
a
4,882,048
1,339,597 Ivanhoe Mines, Ltd.
a
2,227,426
479,665 Louisiana-Pacific Corporation 8,240,645
73,484 UFP Technologies, Inc.
a
2,799,005
76,815 United States Lime & Minerals, Inc. 5,672,788
Total 23,821,912
Real Estate (7.1%)
83,090 Agree Realty Corporation 5,143,271
143,181 American Campus Communities, Inc. 3,973,273
35,530 CoreSite Realty Corporation 4,117,927
224,639 Cousins Properties, Inc. 6,575,183
115,196 National Storage Affiliates Trust 3,409,802
536,254 Sunstone Hotel Investors, Inc. 4,670,772
62,232 Terreno Realty Corporation 3,220,506
Total 31,110,734
Utilities (3.8%)
60,865 NorthWestern Corporation 3,641,553
142,364 PNM Resources, Inc.
b
5,409,832
73,691 Portland General Electric Company 3,532,746
57,087 Spire, Inc. 4,251,840
Total 16,835,971
Total Common Stock
(cost $488,958,642) 421,998,851
Shares
Registered Investment Companies
( 2.6% ) Value
Unaffiliated  (2.6%)
67,034 Health Care Select Sector SPDR
Fund 5,937,872

Small Cap Stock Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment Companies
(2.6%) Value
Unaffiliated  (2.6%)- continued
68,031 iShares Russell 2000 Value Index
Fund $ 5,580,583
Total 11,518,455
Total Registered Investment
Companies (cost $14,672,649) 11,518,455
Shares
Collateral Held for Securities Loaned
( 2.0% ) Value
8,817,275 Thrivent Cash Management Trust 8,817,275
Total Collateral Held for Securities
Loaned
(cost $8,817,275) 8,817,275
Shares Short-Term Investments ( 0.9% ) Value
Thrivent Core Short-Term Reserve
Fund
405,668 1.570% 4,048,571
Total Short-Term Investments (cost
$4,044,371) 4,048,571
Total Investments (cost
$516,492,937) 101.7% $446,383,152
Other Assets and Liabilities, Net
(1.7%) (7,618,561)
Total Net Assets 100.0% $438,764,591
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Stock Portfolio as of
March 31, 2020:
Securities Lending Transactions
Common Stock $ 8,438,534
Total lending $8,438,534
Gross amount payable upon return of
collateral for securities loaned $8,817,275
Net amounts due to counterparty $378,741
Definitions:
SPDR - S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by
State Street Global Advisors.

Small Cap Stock Portfolio
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2020, in valuing Small Cap Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 3,647,672 3,647,672 – –
Consumer Discretionary 23,533,428 23,533,428 – –
Consumer Staples 27,972,948 27,972,948 – –
Energy 14,527,418 14,527,418 – –
Financials 86,728,449 86,728,449 – –
Health Care 40,196,352 40,196,352 – –
Industrials 82,632,645 82,632,645 – –
Information Technology 70,991,322 70,991,322 – –
Materials 23,821,912 21,594,486 2,227,426 –
Real Estate 31,110,734 31,110,734 – –
Utilities 16,835,971 16,835,971 – –
Registered Investment Companies
Unaffiliated 11,518,455 11,518,455 – –
Subtotal Investments in Securities $433,517,306 $431,289,880 $2,227,426 $–
Other Investments  * Total
Affiliated Short-Term Investments 4,048,571
Collateral Held for Securities Loaned 8,817,275
Subtotal Other Investments $12,865,846
Total Investments at Value $446,383,152
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the
Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Stock Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
3/31/2020
Shares Held at
3/31/2020
% of Net Assets
3/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.570% $18,699 $30,989 $45,626 $4,049 406 0.9%
Total Affiliated Short-Term Investments 18,699 4,049 0.9
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 18,293 88,056 97,532 8,817 8,817 2.0
Total Collateral Held for Securities Loaned 18,293 8,817 2.0
Total Value $36,992 $12,866
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 3/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.570% $(17) $4 – $68
Total Income/Non Income Cash from Affiliated Investments $68
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 10
Total Affiliated Income from Securities Loaned, Net $10
Total Value $(17) $4 $–

Notes to Schedule of Investments
as of March 31, 2020
(unaudited)

SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— Securities traded on U.S. or
foreign securities exchanges or included in a national
market system are valued at the last sale price on the
principal exchange as of the close of regular trading on
such exchange or the official closing price of the national
market system.  Over-the-counter securities and listed
securities for which no price is readily available are valued at the current bid price considered best to represent the
value at that time.  Security prices are based on quotes that are obtained from an independent pricing service approved
by the Fund's Board of Directors (the “Board”). The pricing
service, in determining values of fixed-income securities,
takes into consideration such factors as current quotations
by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors
it deems relevant in determining valuations. Securities
which cannot be valued by the approved pricing service are
valued using valuations from dealers that make markets
in the securities. Exchange-listed options and futures
contracts are valued at the primary exchange settle price.
Exchange cleared swap agreements are valued using the
clearinghouse end of day price. Swap agreements not
cleared on exchanges will be valued using the mid-price
from the primary approved pricing service.  Forward
foreign currency exchange contracts are marked-to-market
based upon foreign currency exchange rates provided
by the pricing service.  Investments in open-ended mutual
funds are valued at their net asset value at the close of each business day.
Securities held by the Money Market Portfolio are valued
on the basis of amortized cost (which approximates market
value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to
maturity of any discount or premium. The Money Market
Portfolio and the Adviser follow procedures designed to
help maintain a constant net asset value of $1.00 per share.
The Board has delegated responsibility for daily valuation
of the Portfolios' securities to the Portfolios' Investment
Adviser.  The Adviser has formed a Valuation Committee
(“Committee”) that is responsible for overseeing the
Portfolios’ valuation policies in accordance with Valuation
Policies and Procedures.  The Committee meets on a monthly
and on an as-needed basis to review price challenges, price
overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other
securities requiring fair valuation.
The Committee monitors for significant events occurring
prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Portfolios.  Examples of such events
include trading halts, national news/events, and issuer-
specific developments.  If the Committee decides that such
events warrant using fair value estimates, the Committee
will take such events into consideration in determining the
fair value of such securities.  If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles (“GAAP”), the various inputs used to determine
the fair value of the Portfolios’ investments are summarized in three broad levels. Level 1 includes quoted prices in
active markets for identical securities, typically included
in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes
other significant observable inputs such as quoted prices
for similar securities, interest rates, prepayment speeds
and credit risk, typically included in this level are fixed
income securities, international securities, swaps and
forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker
evaluations in determining the fair value of investments.
The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other
investments.  Investments measured using net asset value
per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Portfolios value
certain foreign securities traded on foreign exchanges that
close prior to the close of the New York Stock Exchange
using a fair value pricing service.  The fair value pricing
service uses a multi-factor model that may take into
account the local close, relevant general and sector indices, currency fluctuation, prices of other securities (including
ADRs, New York registered shares, and ETFs), and futures,
as applicable, to determine price adjustments for each
security in order to reflect the effects of post-closing
events.  The Board has authorized the Adviser to make fair
valuation determinations pursuant to policies approved by
the Board.
Foreign Currency Translation
— The accounting records of
each Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily
closing rates of exchange.
Foreign currency amounts related to the purchase or
sale of securities and income and expenses are translated
at the exchange rate on the transaction date. Net realized
and unrealized currency gains and losses are recorded
from closed currency contracts, disposition of foreign
currencies, exchange gains or losses between the trade date
and settlement date on securities transactions, and other
translation gains or losses on dividends, interest income and

Notes to Schedule of Investments
as of March 31, 2020
(unaudited)

foreign withholding taxes. The Portfolios do not separately
report the effect of changes in foreign exchange rates from
changes in prices on securities held. Such changes are
included in net realized and unrealized gain or loss from
investments in the Statement of Operations.
For federal income tax purposes, the Portfolios treat the
effect of changes in foreign exchange rates arising from
actual foreign currency transactions and the changes in
foreign exchange rates between the trade date and settlement date as ordinary income.
Foreign Denominated Investments
— Foreign denominated
assets and currency contracts may involve more risks than
domestic transactions including currency risk, political
and economic risk, regulatory risk, and market risk. Certain
Portfolios may also invest in securities of companies
located in emerging markets. Future economic or political
developments could adversely affect the liquidity or value,
or both, of such securities.
Derivative Financial Instruments
— Each of the Portfolios,
with the exception of the Money Market Portfolio, may
invest in derivatives, a category that includes options,
futures, swaps, foreign currency forward contracts and
hybrid instruments. Derivatives are financial instruments
whose value is derived from another security, an index or a
currency. Each applicable Portfolio may use derivatives for
hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This
includes the use of currency-based derivatives to manage
the risk of its positions in foreign securities. Each applicable
Portfolio may also use derivatives for replication of a
certain asset class or speculation (investing for potential
income or capital gain). These contracts may be transacted
on an exchange or over-the-counter ("OTC").
A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses
can also occur if the counterparty does not perform under
the derivative. A Portfolio’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the
aggregate unrealized gain netted against any collateral
held by such Portfolio. With exchange traded futures and
centrally cleared swaps, there is minimal counterparty credit risk to the Portfolios because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a
possible default. The clearinghouse stands between the
buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally
cleared swaps with respect to initial and variation margin
that is held in a broker’s customer accounts. While brokers
are required to segregate customer margin from their own
assets, in the event that a broker becomes insolvent or
goes into bankruptcy and at that time there is a shortfall
in the aggregate amount of margin held by the broker for
all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the broker’s customers, potentially resulting in losses to the Portfolios.
Using derivatives to hedge can guard against potential risks, but it also adds to the Portfolios’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately
track the value of the underlying asset. Another risk with
derivatives is that some types can amplify a gain or loss,
potentially earning or losing substantially more money than
the actual cost of the derivative.
In order to define their contractual rights and to secure
rights that will help the Portfolios mitigate their counterparty risk, the Portfolios may enter into an International Swaps
and Derivatives Association, Inc. Master Agreement (“ISDA
Master Agreement”) or similar agreement with derivative
contract counterparties. An ISDA Master Agreement is a
bilateral agreement between a Portfolio and a counterparty
that governs OTC derivatives and foreign exchange contracts
and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/
or termination event. Under an ISDA Master Agreement,
each Portfolio may, under certain circumstances, offset
with the counterparty certain derivatives' payables and/or
receivables with collateral held and/or posted and create
one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy
or insolvency of the counterparty. Note, however, that
bankruptcy and insolvency laws of a particular jurisdiction
may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of
derivative. Margin requirements are established by the
broker or clearinghouse for exchange traded and centrally
cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the
minimum requirements in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency
exchange contracts, options, and swaps). For derivatives
traded under an ISDA Master Agreement, the collateral
requirements are typically calculated by netting the mark to market amount for each transaction under such agreement
and comparing that amount to the value of any collateral
currently pledged by the Portfolio and the counterparty.
For financial reporting purposes, non-cash collateral that
has been pledged to cover obligations of the Portfolio has
been noted in the Schedule of Investments. To the extent
amounts due to a Portfolio from its counterparties are not
fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty nonperformance.
The Portfolios attempt to mitigate counterparty risk by
only entering into agreements with counterparties that

Notes to Schedule of Investments
as of March 31, 2020
(unaudited)

they believe have the financial resources to honor their
obligations and by monitoring the financial stability of those counterparties.
Options
— All Portfolios, with the exception of the Money
Market Portfolio, may buy put and call options and write
put and covered call options. The Portfolios intend to use
such derivative instruments as hedges to facilitate buying
or selling securities or to provide protection against
adverse movements in security prices or interest rates. The
Portfolios may also enter into options contracts to protect
against adverse foreign exchange rate fluctuations. Option
contracts are valued daily and unrealized appreciation or
depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction.
When an option is exercised, the proceeds upon sale for a
written call option or the cost of a security for purchased
put and call options is adjusted by the amount of premium
received or paid.
Buying put options tends to decrease a Portfolio’s exposure
to the underlying security while buying call options tends to increase a Portfolio’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty
risk on exchange-traded options as the exchange guarantees
the contract against default. Writing put options tends to
increase a Portfolio’s exposure to the underlying security
while writing call options tends to decrease a Portfolio’s
exposure to the underlying security. The writer of an option has no control over whether the underlying security may be
bought or sold, and therefore bears the market risk of an
unfavorable change in the price of the underlying security.
The counterparty risk for purchased options arises when the
Portfolio has purchased an option, exercises that option, and the counterparty doesn’t buy from the Portfolio or sell to the
Portfolio the underlying asset as required. In the case where the Portfolio has written an option, the Portfolio doesn’t have counterparty risk. Counterparty risk on purchased over-
the-counter options is partially mitigated by the Portfolio’s collateral posting requirements. As the option increases
in value to the Portfolio, the Portfolio receives collateral from the counterparty. Risks of loss may exceed amounts
recognized on the Statement of Assets and Liabilities.
Futures Contracts
— All Portfolios, with the exception of
the Money Market Portfolio, may use futures contracts
to manage the exposure to interest rate and market or
currency fluctuations. Gains or losses on futures contracts
can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the
required “initial margin deposit” are held on deposit with
and pledged to the broker. Additional securities held by
the Portfolios may be earmarked to cover open futures
contracts. A futures contract’s daily change in value
(“variation margin”) is either paid to or received from the
broker, and is recorded as an unrealized gain or loss. When
the contract is closed, realized gain or loss is recorded
equal to the difference between the value of the contract
when opened and the value of the contract when closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement
of Assets and Liabilities. Exchange-traded futures have no
significant counterparty risk as the exchange guarantees
the contracts against default.
During the period ended March 31, 2020, Aggressive
Allocation Portfolio, Balanced Income Plus Portfolio,
Diversified Income Plus Portfolio, Government Bond
Portfolio, Income Portfolio, Limited Maturity Bond Portfolio,
Moderate Allocation Portfolio, Moderately Aggressive
Allocation Portfolio, Moderately Conservative Allocation
Portfolio, and Opportunity Income Plus Portfolio used
treasury futures to manage the duration and yield curve
exposure of the respective Portfolio versus its benchmark.
During the period ended March 31, 2020, Aggressive
Allocation Portfolio, Balanced Income Plus Portfolio,
Diversified Income Plus Portfolio, Global Stock
Portfolio, International Allocation Portfolio, Large Cap Index
Portfolio, Low Volatility Equity Portfolio, Mid Cap Index
Portfolio, Moderate Allocation Portfolio, Moderately
Aggressive Allocation Portfolio, Moderately Conservative
Allocation Portfolio, Opportunity Income Plus Portfolio, and
Small Cap Index Portfolio used equity futures to manage
exposure to the equities market.
During the period ended March 31, 2020, Aggressive
Allocation Portfolio, Balanced Income Plus Portfolio,
Diversified Income Plus Portfolio, Global Stock Portfolio,
International Allocation Portfolio, Moderate Allocation
Portfolio, Moderately Aggressive Allocation Portfolio, and
Moderately Conservative Allocation Portfolio used foreign
exchange futures to hedge currency risk.
Foreign Currency Forward Contracts
— In connection with
purchases and sales of securities denominated in foreign
currencies, all Portfolios, with the exception of the Money
Market Portfolio, may enter into foreign currency forward
contracts. Additionally, the Portfolios may enter into such
contracts to mitigate currency and counterparty exposure
to other foreign-currency-denominated investments. These
contracts are recorded at value and the realized- and
change in unrealized- foreign exchange gains and losses
are included in the Statement of Operations. In the event
that counterparties fail to settle these forward contracts,
the Portfolios could be exposed to foreign currency
fluctuations. Foreign currency contracts are valued daily
and unrealized appreciation or depreciation is recorded
daily as the difference between the contract exchange rate
and the closing forward rate applied to the face amount of
the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-

Notes to Schedule of Investments
as of March 31, 2020
(unaudited)

counter and a Portfolio is exposed to counterparty risk
equal to the discounted net amount of payments to the
Portfolio.
During the period ended March 31, 2020, Partner Healthcare
Portfolio used foreign currency forward contracts in order
to hedge unwanted currency exposure.
Swap Agreements
— All Portfolios, with the exception of the
Money Market Portfolio, may enter into swap transactions,
which involve swapping one or more investment
characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk
of default by the other party to the transaction, risk of
imperfect correlation and manager risk and may involve
commissions or other costs. Swap transactions generally do
not involve delivery of securities, other underlying assets
or principal. Accordingly, the risk of loss with respect to
swap transactions is generally limited to the net amount
of payments that the Portfolio is contractually obligated
to make, or in the case of the counterparty defaulting, the
net amount of payments that the Portfolio is contractually
entitled to receive. Risks of loss may exceed amounts
recognized on the Statement of Assets and Liabilities. If
there is a default by the counterparty, the Portfolio may
have contractual remedies pursuant to the agreements
related to the transaction. The contracts are valued daily
and unrealized appreciation or depreciation is recorded.
Swap agreements are valued at the clearinghouse end of
day prices as furnished by an independent pricing service.
The pricing service takes into account such factors as
swap curves, default probabilities, recent trades, recovery
rates and other factors it deems relevant in determining
valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation
margin in the Statement of Assets and Liabilities and
recorded as unrealized gain or loss.  The Portfolio accrues
for the periodic payment and amortizes upfront payments,
if any, on swap agreements on a daily basis with the
net amount recorded as realized gains or losses in the
Statement of Operations. Receipts and payments received
or made as a result of a credit event or termination of the
contract are also recognized as realized gains or losses
in the Statement of Operations. Collateral, in the form of
cash or securities, may be required to be held with the
Portfolio’s custodian, or a third party, in connection with
these agreements. Certain swap agreements are over-the-
counter. In these types of transactions, the Portfolio is
exposed to counterparty risk, which is the discounted
net amount of payments owed to the Portfolio. This
risk is partially mitigated by the Portfolio’s collateral
posting requirements. As the swap increases in value to
the Portfolio, the Portfolio receives collateral from the
counterparty.  Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central
counterparty.
Credit Default Swaps
— A credit default swap is a swap
agreement between two parties to exchange the credit
risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays
periodic fees in return for payment by the seller which is
contingent upon an adverse credit event occurring in the
underlying issuer or reference entity. The seller collects
periodic fees from the buyer and profits if the credit of
the underlying issuer or reference entity remains stable
or improves while the swap is outstanding, but the seller
in a credit default swap contract would be required to pay
the amount of credit loss, determined as specified in the
agreement, to the buyer in the event of an adverse credit
event in the reference entity. A buyer of a credit default
swap is said to buy protection whereas a seller of a credit
default swap is said to sell protection. The Portfolios may
be either the protection buyer or the protection seller.
Certain Portfolios enter into credit default derivative
contracts directly through credit default swaps ("CDS") or
through credit default swap indices ("CDX Indices"). CDX
Indices are static pools of equally weighted credit default
swaps referencing corporate bonds and/or loans designed
to increase or decrease diversified credit exposure to these asset classes.
Portfolios sell default protection and assume long-risk
positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or
loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money,
within any given CDX Index held, the maximum potential
amount of future payments required would be equal to the
pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future
payments would be the notional amount.
Portfolios buy default protection in order to reduce their
overall credit exposure to the corporate bond and/or loan
markets in a cost-efficient and diversified structure.  If
a default event as specified in the CDS reference entity
agreement occurs, the Portfolio has the option to receive a
cash payment in exchange for the credit loss of the reference entity obligation as of the date of the credit event. A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and
failing to pay interest or principal on borrowed money or a
restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or

Notes to Schedule of Investments
as of March 31, 2020
(unaudited)

principal, maturity extension or subordination to other
obligations.
During the period ended March 31, 2020, High Yield
Portfolio, Income Portfolio, Limited Maturity Bond Portfolio,
Moderate Allocation Portfolio, Moderately Aggressive
Allocation Portfolio, and Moderately Conservative Allocation
Portfolio used CDX indices (comprised of credit default
swaps) to help manage credit risk exposure within the
Portfolio.
Total Return Swaps
— A total return swap is a swap agreement
between two parties to exchange the total return of a
particular reference asset. A total return swap involves
commitments to pay interest in exchange for a market linked
return based on a notional amount.  To the extent that the
total return of the security, group of securities, or index
underlying the transactions exceeds or falls short of the
offsetting interest obligation, the Portfolios will receive a payment from or make a payment to the counterparty.  The
Portfolios may take a "long" or "short" position with respect to the underlying referenced asset.
       For financial reporting purposes, the Portfolios do
not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets
and Liabilities.
    Additional information for the Portfolio's policy regarding valuation of investments and other significant accounting
policies can be obtained by referring to the Portfolio's most recent annual or semiannual shareholder report.